                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number  34


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number  222



                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.


                Senior Vice President, Secretary and General Counsel


                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)


[X]  on September 19, 2013 pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

SUPPLEMENT DATED SEPTEMBER 19, 2013, TO THE MULTIOPTION(R) ADVISOR VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2013.

    This supplement serves to notify you of changes to the availability of certain optional riders, changes to available sub-accounts and underlying funds, and other changes to your prospectus. Please read it carefully and keep it with your prospectus.

1. Effective October 4, 2013, the following optional living benefit riders will no longer be available to elect on a contract anniversary: Guaranteed Minimum Income Benefit, Encore Lifetime Income (Single and Joint), and Ovation Lifetime Income II (Single and Joint).

    If you are an existing contract holder who wishes to elect any of these riders on a contract anniversary, your application, election forms, and any related paperwork must be received by the home office in good order no later than the close of the New York Stock Exchange on October 30, 2013. As these riders may only be elected within 30 days prior to a contract anniversary for existing contract holders, the date the paperwork is received by the home office must also be within 30 days prior to your contract anniversary. This means that if your contract anniversary is 30 or more days after October 30, 2013, you are no longer eligible to add these riders. These changes do not impact existing contracts that have previously added these riders.

2. Effective October 4, 2013, the following underlying Funds are available to your contract:

  .  Ivy Funds VIP Pathfinder Moderately Aggressive -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderately Conservative -- Managed Volatility

  .  TOPS(TM) Managed Risk Flex ETF Portfolio

    Each of these new underlying Funds is also added to "Group B" of the CustomChoice Allocation Option, which is an allocation option for certain optional living benefit riders.

3. Effective October 4, 2013, the following two underlying Funds: Ivy Funds VIP Pathfinder Moderate -- Managed Volatility, and TOPS Managed Risk Flex ETF Portfolio, are added as an "allowable Sub-Account" for the following optional living benefit riders:

  .  Guaranteed Minimum Income Benefit,

  .  Encore Lifetime Income (Single and Joint),

  .  Ovation Lifetime Income II (Single and Joint),

  .  Ovation Lifetime Income (Single and Joint),

  .  Guaranteed Minimum Withdrawal Benefit,

  .  Guaranteed Lifetime Withdrawal Benefit, and

  .  Guaranteed Lifetime Withdrawal Benefit II (Single and Joint).

4. Effective May 1, 2013, Minnesota Life is no longer paying a marketing expense allowance to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. The allowance, which ranged from 0.10% to 0.16%, was based on the dollar amount of new and subsequent Purchase Payments (but excluded transfers from other Sub-Accounts) allocated to the American Funds Insurance Series(R) Sub-Accounts available through the variable annuity contract.

THE COVER PAGE OF THE PROSPECTUS IS REVISED TO ADD THE FOLLOWING UNDERLYING
FUNDS:

    Ivy Funds Variable Insurance Portfolios

  .  Ivy Funds VIP Pathfinder Moderately Aggressive -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderately Conservative -- Managed Volatility

    Northern Lights Variable Trust

  .  TOPS(TM) Managed Risk Flex ETF Portfolio

THE SUBSECTION ENTITLED 'THE PORTFOLIOS', WITHIN THE SECTION ENTITLED 'CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS', IS REVISED TO ADD THE FOLLOWING:



        FUND NAME             INVESTMENT ADVISOR        INVESTMENT OBJECTIVE
        ---------             ------------------        --------------------
Ivy Funds Variable
Insurance Portfolios
Ivy Funds VIP              Waddell & Reed Investment  To seek to provide growth
Pathfinder Moderately      Management Company         of capital, but also to
Aggressive -- Managed      Sub-Adviser: Advantus      seek income consistent
Volatility                 Capital Management, Inc.   with a moderately
                                                      aggressive level of risk
                                                      as compared to the other
                                                      Ivy Funds VIP Pathfinder
                                                      Managed Volatility
                                                      Portfolios, while seeking
                                                      to manage volatility of
                                                      investment return.
Ivy Funds VIP              Waddell & Reed Investment  To seek to provide total
Pathfinder Moderate --     Management Company         return consistent with a
Managed Volatility         Sub-Adviser: Advantus      moderate level of risk as
                           Capital Management, Inc.   compared to the other Ivy
                                                      Funds VIP Pathfinder
                                                      Managed Volatility
                                                      Portfolios, while seeking
                                                      to manage volatility of
                                                      investment return.
Ivy Funds VIP              Waddell & Reed Investment  To seek to provide total
Pathfinder Moderately      Management Company         return consistent with a
Conservative -- Managed    Sub-Adviser: Advantus      moderately conservative
Volatility                 Capital Management, Inc.   level of risk as compared
                                                      to the other Ivy Funds
                                                      VIP Pathfinder Managed
                                                      Volatility Portfolios,
                                                      while seeking to manage
                                                      volatility of investment
                                                      return.
Northern Lights Variable
Trust (TOPS)
TOPS(TM) Managed Risk      ValMark Advisers, Inc.     Seeks to provide income
Flex ETF Portfolio         Sub-Adviser: Milliman,     and capital appreciation
                           Inc.                       with less volatility than
                                                      the fixed income and
                                                      equity markets as a whole.

THE SUBSECTION ENTITLED 'CUSTOMCHOICE ALLOCATION OPTION', WITHIN THE SECTION ENTITLED 'DESCRIPTION OF THE CONTRACT', IS REVISED TO REPLACE GROUP B WITH THE
FOLLOWING:

    Group B (40%--70%)



    AllianceBernstein Variable Products Series Fund, Inc.

  .  Dynamic Asset Allocation Portfolio -- Class B Shares

    Goldman Sachs Variable Insurance Trust

  .  Goldman Sachs Global Markets Navigator Fund -- Service Shares

    Ivy Funds Variable Insurance Portfolios

  .  Ivy Funds VIP Pathfinder Moderately Aggressive -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy Funds VIP Pathfinder Moderately Conservative -- Managed Volatility


    Northern Lights Variable Trust

  .  TOPS/TM/ Managed Risk Balanced ETF Portfolio -- Class 2 Shares

  .  TOPS/TM/ Managed Risk Growth ETF Portfolio -- Class 2 Shares

  .  TOPS/TM/ Managed Risk Moderate Growth ETF Portfolio -- Class 2 Shares

  .  TOPS/TM/ Managed Risk Flex ETF Portfolio

    PIMCO Variable Insurance Trust

  .  PIMCO VIT Global Diversified Allocation Portfolio -- Advisor Class Shares

    Securian Funds Trust

  .  Advantus Managed Volatility Fund



THE SECTION ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' IS REVISED AS
FOLLOWS:

The descriptions of Guaranteed Minimum Income Benefit, Encore Lifetime Income (Single and Joint), Ovation Lifetime Income II (Single and Joint), Ovation Lifetime Income (Single and Joint), Guaranteed Minimum Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit, and Guaranteed Lifetime Withdrawal Benefit II (Single and Joint), are each revised to add the following underlying funds as an "allowable sub-account": Ivy Funds VIP Pathfinder Moderate -- Managed Volatility, and TOPS Managed Risk Flex ETF Portfolio.

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[LOGO] MINNESOTA LIFE

400 Robert Street North . St. Paul, Minnesota 55101-2098
 . Telephone: 1-800-362-3141 . http://www.securian.com

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. The MultiOption Advisor B, C, and L Class Contracts are no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

Securian Funds Trust
..Advantus Bond Fund -- Class 2 Shares
..Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
..Advantus Index 500 Fund -- Class 2 Shares
..Advantus International Bond Fund -- Class 2 Shares
..Advantus Managed Volatility Fund
..Advantus Money Market Fund
..Advantus Mortgage Securities Fund -- Class 2 Shares
..Advantus Real Estate Securities Fund -- Class 2 Shares

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AllianceBernstein Variable Products Series Fund, Inc.
..Dynamic Asset Allocation Portfolio -- Class B Shares
..International Value Portfolio -- Class B Shares

[LOGO] American Century
       Investments/R/

American Century Variable Portfolios, Inc.
..VP Income & Growth Fund -- Class II Shares
..VP Ultra(R) Fund -- Class II Shares
..VP Value Fund -- Class II Shares

American Century Variable Portfolios II, Inc.
..VP Inflation Protection Fund -- Class II Shares


[LOGO] American Funds/R/

American Funds Insurance Series(R)
..Global Bond Fund/SM/ -- Class 2 Shares
..Global Growth Fund/SM/ -- Class 2 Shares
..Global Small Capitalization Fund/SM/ -- Class 2 Shares
..Growth Fund/SM/ -- Class 2 Shares
..Growth-Income Fund/SM/ -- Class 2 Shares
..International Fund/SM/ -- Class 2 Shares
..New World Fund(R) -- Class 2 Shares
..U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares

[LOGO] Fidelity/(R)/
       INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..Contrafund(R) Portfolio -- Service Class 2 Shares
..Equity-Income Portfolio -- Service Class 2 Shares
..High Income Portfolio -- Service Class 2 Shares
..Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust
..Franklin Large Cap Growth Securities Fund -- Class 2 Shares
..Franklin Small Cap Value Securities Fund -- Class 2 Shares
..Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

..Mutual Shares Securities Fund -- Class 2 Shares
..Templeton Developing Markets Securities Fund -- Class 2 Shares

[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
..Goldman Sachs Global Markets Navigator Fund -- Service Shares
..Goldman Sachs High Quality Floating Rate Fund -- Service Shares

[LOGO] i.b.botson.
       ETF allocation
           series.....

ALPS Variable Investment Trust
..Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
..Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares* *These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "An Overview of Contract Features -- The Portfolios" for additional information.

[LOGO] Invesco



AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ..Invesco V.I. American Franchise Fund -- Series II Shares ..Invesco V.I. American Value Fund -- Series II Shares ..Invesco V.I. Comstock Fund -- Series II Shares
..Invesco V.I. Core Equity Fund -- Series II Shares
..Invesco V.I. Equity and Income Fund -- Series II Shares ..Invesco V.I. Growth and Income Fund -- Series II Shares ..Invesco V.I. Small Cap Equity Fund -- Series II Shares

[LOGO] IVY FUNDS
Variable Insurance Portfolios



Ivy Funds Variable Insurance Portfolios
..Ivy Funds VIP Asset Strategy
..Ivy Funds VIP Balanced
..Ivy Funds VIP Core Equity
..Ivy Funds VIP Global Natural Resources
..Ivy Funds VIP Growth
..Ivy Funds VIP High Income
..Ivy Funds VIP International Core Equity
..Ivy Funds VIP International Growth
..Ivy Funds VIP Micro Cap Growth
..Ivy Funds VIP Mid Cap Growth
..Ivy Funds VIP Science and Technology
..Ivy Funds VIP Small Cap Growth
..Ivy Funds VIP Small Cap Value
..Ivy Funds VIP Value

[LOGO] JANUS

Janus Aspen Series
..Balanced Portfolio -- Service Shares
..Forty Portfolio -- Service Shares
..Overseas Portfolio -- Service Shares
..Perkins Mid Cap Value Portfolio -- Service Shares

[LOGO] MFS/(SM)/




MFS (R) Variable Insurance Trust
..Investors Growth Stock Series -- Service Class Shares
..Mid Cap Growth Series -- Service Class Shares
..New Discovery Series -- Service Class Shares
..Value Series -- Service Class Shares

[LOGO]

The Universal Institutional Funds, Inc.
..Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

[LOGO]

Oppenheimer Variable Account Funds
..Capital Appreciation Fund/VA -- Service Shares
..Global Strategic Income Fund/VA -- Service Shares
..Main Street Small Cap Fund(R)/VA -- Service Shares
Panorama Series Fund, Inc.
..International Growth Fund/VA -- Service Shares

[LOGO] Pimco Your Global Investment Authority.

PIMCO Variable Insurance Trust
..PIMCO VIT Global Diversified Allocation Portfolio -- Advisor Class Shares ..PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..PIMCO VIT Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments

Putnam Variable Trust
..Putnam VT Equity Income Fund -- Class IB Shares
..Putnam VT Growth and Income Fund -- Class IB Shares
..Putnam VT International Equity Fund -- Class IB Shares
..Putnam VT Multi-Cap Growth Fund -- Class IB Shares
..Putnam VT Voyager Fund -- Class IB Shares

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

Northern Lights Variable Trust
..TOPS(TM) Managed Risk Balanced ETF Portfolio -- Class 2 Shares
..TOPS(TM) Managed Risk Growth ETF Portfolio -- Class 2 Shares
..TOPS(TM) Managed Risk Moderate Growth ETF Portfolio -- Class 2 Shares
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2013.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 19
             DESCRIPTION OF THE CONTRACT...................... 26
               Right of Cancellation or "Free Look"........... 26
               1035 Exchanges or Replacements................. 26
               Purchase Payments.............................. 26
               Automatic Purchase Plan........................ 27
               Purchase Payment Allocation Options............ 27
               Focused Portfolio Strategies or Models......... 27
               CustomChoice Allocation Option................. 28
               Transfers...................................... 32
               Market Timing and Disruptive Trading........... 33
               Systematic Transfer Arrangements............... 34
                  Automatic Portfolio Rebalancing............. 34
                  Dollar Cost Averaging....................... 35
               Purchase Payments and Value of the Contract.... 35
                  Crediting Accumulation Units................ 35
                  Value of the Contract....................... 36
                  Accumulation Unit Value..................... 36
               Net Investment Factor for Each Valuation
                Period........................................ 36
               Redemptions, Withdrawals and Surrender......... 37
               Modification and Termination of the Contract... 37
               Assignment..................................... 38
               Deferment of Payment........................... 38
               Confirmation Statements and Reports............ 38
             CONTRACT CHARGES AND FEES........................ 39
               Deferred Sales Charge.......................... 39
               Nursing Home or Terminal Illness Waiver........ 40
               Unemployment Waiver............................ 41
               Mortality and Expense Risk Charge.............. 41
               Administrative Charge.......................... 42
               Annual Maintenance Fee......................... 42
               Optional Contract Rider Charges................ 42
               Premium Taxes.................................. 46
               Transfer Charges............................... 46
               Market Value Adjustment........................ 46
               Underlying Portfolio Charges................... 46
             ANNUITIZATION BENEFITS AND OPTIONS............... 47
               Annuity Payments............................... 47
               Electing the Retirement Date and Annuity
                Option........................................ 47
               Annuity Options................................ 48
               Calculation of Your First Annuity Payment...... 49
               Amount of Subsequent Variable Annuity
                Payments...................................... 50
               Value of the Annuity Unit...................... 50
               Transfers after you have Annuitized
                your Contract................................. 50
             DEATH BENEFITS................................... 51
               Before Annuity Payments Begin.................. 51
               Optional Death Benefits........................ 53
                  Highest Anniversary Value Death Benefit
                   Option..................................... 53
                  5% Death Benefit Increase Option............ 54
                  Premier Death Benefit Option................ 56
                  Estate Enhancement Benefit (EEB) Option..... 57
               Death Benefits After Annuity Payments Begin.... 59
               Abandoned Property Requirements................ 59

             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  59
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  60
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  68
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  75
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single).................................  83
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint)..................................  92
               Ovation Lifetime Income -- Single (Ovation --
                Single)....................................... 100
               Ovation Lifetime Income -- Joint (Ovation --
                Joint)........................................ 108
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 116
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 119
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 124
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 129
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 136
             GENERAL INFORMATION.............................. 143
               The Company -- Minnesota Life Insurance
                Company....................................... 143
               The Separate Account -- Variable Annuity
                Account....................................... 143
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 144
               Compensation Paid for the Sale of Contracts.... 144
               Payments Made by Underlying Mutual
                Funds......................................... 146
               The General Account and the Guaranteed Term
                Account....................................... 147
             VOTING RIGHTS.................................... 150
             FEDERAL TAX STATUS............................... 150
             PERFORMANCE DATA................................. 158
             STATEMENT OF ADDITIONAL INFORMATION.............. 158
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Annuity Commencement Date: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Anniversary: the same day and month as the contract date for each succeeding year of this contract.

Contract Date: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Maturity Date: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s), Fund(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628

                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098


    .  To receive a current copy of the MultiOption(R) Advisor Variable
       Annuity Statement of Additional Information (SAI) without charge, call
       1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________

                          Address _________

                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Ovation Lifetime Income-Single (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two

"Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE

CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.

Contract Owner Transaction Expenses

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                CONTRACT YEARS SINCE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS


                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Base Contract + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge/5/                                    Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge/8/                        Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge/9/                         Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge/10/                  Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge/11/                   Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/8/ The current annual rider charge is equal to 1.15% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/9/ The current annual rider charge is equal to 1.65% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/10/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II--Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/11/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                                           MINIMUM MAXIMUM
                                                                           ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1 /
  (expenses that are deducted from portfolio assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)       0.50%   2.00%

/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion to the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,287   $2,396    $3,554     $6,439     $587     $1,796  $3,054   $6,439
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,140   $1,965    $2,858     $5,186     $440     $1,365  $2,358   $5,186

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $  417   $1,261    $2,120     $4,331     $417     $1,261  $2,120   $4,331
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  268   $  822    $1,404     $2,980     $268     $  822  $1,404   $2,980

                                                             IF YOU ANNUITIZE AT THE END OF THE
                       IF YOU SURRENDERED YOUR CONTRACT AT   AVAILABLE TIME PERIOD OR YOU DO
                       THE END OF THE APPLICABLE TIME PERIOD   NOT SURRENDER YOUR CONTRACT
                       ------------------------------------- -------------------------------
L CLASS                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                ------   -------   -------  --------  ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB       $1,112   $1,847    $2,097    $4,289    $412     $1,247  $2,097   $4,289
MINIMUM FUND EXPENSES
Base + PDB + EEB       $  963   $1,408    $1,379    $2,931    $263     $  808  $1,379   $2,931

Note: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                         INVESTMENT              INVESTMENT
                    FUND NAME                             ADVISER                 OBJECTIVE
                    ---------                            ----------               ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Franchise Fund -- Series II  Invesco Advisers, Inc.  To seek capital growth.
 Shares

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.             To provide above-average total
 Shares                                                                               return over a market cycle of three
                                                                                      to five years by investing in common
                                                                                      stocks and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.             Seeks capital growth and income
                                                                                      through investments in equity
                                                                                      securities, including common stocks,
                                                                                      preferred stocks and securities
                                                                                      convertible into common and
                                                                                      preferred stocks.
Invesco V.I. Core Equity Fund -- Series II Shares  Invesco Advisers, Inc.             The fund's investment objective is
                                                                                      long-term growth of capital. The
                                                                                      investment objective of the fund may
                                                                                      be changed by the Board of Trustees
                                                                                      (the Board) without shareholder
                                                                                      approval.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.             The fund's investment objectives are
 Shares                                                                               both capital appreciation and current
                                                                                      income.
Invesco V.I. Growth and Income Fund -- Series II   Invesco Advisers, Inc.             Seeks long-term growth of capital
 Shares                                                                               and income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.             The fund's investment objective is
 Shares                                                                               long-term growth of capital. The
                                                                                      investment objective of the fund may
                                                                                      be changed by the Board of Trustees
                                                                                      (the Board) without shareholder
                                                                                      approval.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.             The investment seeks to maximize
 Shares                                                                               total return consistent with the
                                                                                      Adviser's determination of
                                                                                      reasonable risk.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.             The Portfolio's investment objective
                                                                                      is long-term growth of capital.
ALPS VARIABLE INVESTMENT TRUST (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,  capital appreciation and some
                                                   Inc.                               current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,  current income and preservation of
                                                   Inc.                               capital.
Ibbotson Growth ETF Asset Allocation Portfolio --  ALPS Advisors, Inc.,               Seeks to provide investors with
 Class II Shares                                   Sub-Adviser: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio Class II Shares                         Sub-Adviser: Ibbotson Associates,  current income and capital
                                                   Inc.                               appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment        The fund seeks capital growth by
                                                   Management, Inc.                   investing in common stocks. Income
                                                                                      is a secondary objective.

                                                                INVESTMENT
                    FUND NAME                                     ADVISER
                    ---------                                    ----------
VP Ultra(R) Fund -- Class II Shares                American Century Investment
                                                   Management, Inc.
VP Value Fund -- Class II Shares                   American Century Investment
                                                   Management, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment
                                                   Management, Inc.

AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management
                                                   Company



Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management
 Shares                                            Company

Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management
                                                   Company
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

International Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

New World Fund(R) -- Class 2 Shares                Capital Research and Management
                                                   Company
U.S. Government/AAA-Rated Securities Fund/SM/ --   Capital Research and Management
 Class 2 Shares                                    Company


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.

                                                                 INVESTMENT
                    FUND NAME                                     OBJECTIVE
                    ---------                                     ----------
VP Ultra(R) Fund -- Class II Shares                The fund seeks long-term capital
                                                   growth.
VP Value Fund -- Class II Shares                   The fund seeks long-term capital
                                                   growth. Income is a secondary
                                                   objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    The fund pursues long-term total
                                                   return using a strategy that seeks to
                                                   protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             The fund's investment objective is to
                                                   provide you, over the long term, with
                                                   a high level of total return consistent
                                                   with prudent investment
                                                   management.
Global Growth Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
Global Small Capitalization Fund/SM/ -- Class 2    The fund's investment objective is to
 Shares                                            provide you with long-term growth
                                                   of capital.
Growth Fund/SM/ -- Class 2 Shares                  The fund's investment objective is to
                                                   provide you with growth of capital.
Growth-Income Fund/SM/ -- Class 2 Shares           The fund's investment objectives are
                                                   to achieve long-term growth of
                                                   capital and income.
International Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
New World Fund(R) -- Class 2 Shares                The fund's investment objective is
                                                   long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund/SM/ --   The fund's investment objective is to
 Class 2 Shares                                    provide a high level of current
                                                   income consistent with preservation
                                                   of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio -- Service Class 2 Shares  Seeks long-term capital appreciation.





Equity-Income Portfolio -- Service Class 2 Shares  Seeks reasonable income. The fund will also consider the potential for
                                                   capital appreciation. The fund's goal
                                                   is to achieve a yield which exceeds
                                                   the composite yield on the securities
                                                   comprising the Standard & Poor's
                                                   500(SM) Index (S&P 500(R)).

                                                                INVESTMENT                             INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
High Income Portfolio -- Service Class 2 Shares    Fidelity Management & Research        Seeks a high level of current income,
                                                   Company                               while also considering growth of
                                                   (FMR) is the fund's manager.          capital.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research        Seeks long-term growth of capital.
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Large Cap Growth Securities               Franklin Advisers, Inc.               Seeks capital appreciation. Under
 Fund -- Class 2 Shares                                                                  normal market conditions, the fund
                                                                                         invests at least 80% of its net assets
                                                                                         in investments of large capitalization
                                                                                         companies.
Franklin Small Cap Value Securities Fund -- Class  Franklin Advisory Services, LLC       Seeks long-term total return. Under
 2 Shares                                                                                normal market conditions, the fund
                                                                                         invests at least 80% of its net assets
                                                                                         in investments of small
                                                                                         capitalization companies.
Franklin Small-Mid Cap Growth Securities           Franklin Advisers, Inc.               Seeks long-term capital growth.
 Fund -- Class 2 Shares                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in investments of small
                                                                                         capitalization and mid-capitalization
                                                                                         companies.
Mutual Shares Securities Fund -- Class 2 Shares    Franklin Mutual Advisers, LLC         Seeks capital appreciation, with
                                                                                         income as a secondary goal. Under
                                                                                         normal market conditions, the fund
                                                                                         invests primarily in U.S. and foreign
                                                                                         equity securities that the investment
                                                                                         manager believes are undervalued.
Templeton Developing Markets Securities            Templeton Asset Management Ltd.       Seeks long-term capital appreciation.
 Fund -- Class 2 Shares                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in emerging markets
                                                                                         investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Global Markets Navigator Fund --     Goldman Sachs Asset Management,       The investment seeks to achieve
 Service Shares                                    L.P.                                  investment results that approximate
                                                                                         the performance of the GS Global
                                                                                         Markets Navigator Index ("the
                                                                                         index").
Goldman Sachs High Quality Floating Rate           Goldman Sachs Asset Management,       Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                                  current income, consistent with low
                                                                                         volatility of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment             To seek to provide total return.
                                                   Management Company
Ivy Funds VIP Balanced                             Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of capital
                                                                                         appreciation and current income.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                              OBJECTIVE
                    ---------                                   ----------                            ----------
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment            To seek to provide capital growth
                                                   Management Company                   and appreciation.
                                                   Sub-Adviser: Mackenzie Financial
                                                   Corporation
Ivy Funds VIP Growth                               Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP High Income                          Waddell & Reed Investment            To seek to provide total return
                                                   Management Company                   through a combination of high
                                                                                        current income and capital
                                                                                        appreciation.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment            To seek to provide capital growth
                                                   Management Company                   and appreciation.
Ivy Funds VIP International Growth                 Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
                                                   Sub-Adviser: Wall Street Associates
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Science and Technology               Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Growth                     Waddell & Reed Investment            To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment            To seek to provide capital
                                                   Management Company                   appreciation.
Ivy Funds VIP Value                                Waddell & Reed Investment            To seek to provide capital
                                                   Management Company                   appreciation.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC         Seeks long-term capital growth,
                                                                                        consistent with preservation of
                                                                                        capital and balanced by current
                                                                                        income.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC         Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC         Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC         Seeks capital appreciation.
                                                   Sub-Adviser: Perkins Investment
                                                   Management LLC
MFS(R) VARIABLE INSURANCE TRUST
Investors Growth Stock Series -- Service Class     Massachusetts Financial Services     The fund's investment objective is to
 Shares                                            Company                              seek capital appreciation. The fund's
                                                                                        objective may be changed without
                                                                                        shareholder approval.
Mid Cap Growth Series -- Service Class Shares      Massachusetts Financial Services     The fund's investment objective is to
                                                   Company                              seek capital appreciation. The fund's
                                                                                        objective may be changed without
                                                                                        shareholder approval.
New Discovery Series -- Service Class Shares       Massachusetts Financial Services     The fund's investment objective is to
                                                   Company                              seek capital appreciation. The fund's
                                                                                        objective may be changed without
                                                                                        shareholder approval.
Value Series -- Service Class Shares               Massachusetts Financial Services     The fund's investment objective is to
                                                   Company                              seek capital appreciation. The fund's
                                                                                        objective may be changed without
                                                                                        shareholder approval.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                              OBJECTIVE
                    ---------                                  ----------                            ----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management Inc.    Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       LLC                                 investing primarily in securities of
                                                   Sub-Adviser: Neuberger Berman, LLC  companies that meet the Fund's financial criteria and social policy.
                                                                                       To pursue this goal, the Fund invests
                                                                                       mainly in common stocks of mid- to
                                                                                       large- capitalization companies. The
                                                                                       Fund seeks to reduce risk by
                                                                                       investing across many different
                                                                                       industries.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(TM) Managed Risk Balanced ETF Portfolio --    ValMark Advisers, Inc.              Seeks to provide income and capital
 Class 2 Shares                                    Sub-Adviser: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.
TOPS(TM) Managed Risk Growth ETF Portfolio --      ValMark Advisers, Inc.              Seeks capital appreciation with less
 Class 2 Shares                                    Sub-Adviser: Milliman, Inc.         volatility than the equity markets as
                                                                                       a whole.
TOPS(TM) Managed Risk Moderate Growth ETF          ValMark Advisers, Inc.              Seeks capital appreciation with less
 Portfolio -- Class 2 Shares                       Sub-Adviser: Milliman, Inc.         volatility than the equity markets as
                                                                                       a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA -- Service Shares     OppenheimerFunds, Inc.              Seeks capital appreciation by
                                                                                       investing in securities of well-
                                                                                       known established companies.
Global Strategic Income Fund/VA -- Service Shares  OppenheimerFunds, Inc.              Seeks a high level of current income
                                                                                       by investing in high-yield lower-
                                                                                       rated fixed- income securities.
Main Street Small Cap Fund(R)/VA -- Service Shares OppenheimerFunds, Inc.              Seeks capital appreciation.
PANORAMA SERIES FUND, INC.
International Growth Fund/VA -- Service Shares     OppenheimerFunds, Inc.              Seeks long-term growth of capital by
                                                                                       investing under normal
                                                                                       circumstances, at least 90% of its
                                                                                       total assets in equity securities of
                                                                                       companies wherever located, the
                                                                                       primary stock market of which is
                                                                                       outside the United States.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation Portfolio  Pacific Investment Management       Seeks to maximize risk-adjusted total
 -- Advisor Class Shares                           Company LLC ("PIMCO")               return relative to a blend of 60%
                                                                                       MSCI World Index/40% Barclays
                                                                                       U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management       Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")               consistent with preservation of
                                                                                       capital and prudent investment
                                                                                       management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management       Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")               consistent with preservation of
                                                                                       capital and prudent investment
                                                                                       management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,       Seeks capital growth and current
                                                   LLC                                 income.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,         Seeks capital growth and current
 Shares                                            LLC                                   income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,         Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,         Seeks long-term capital appreciation.
                                                   LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,         Seeks capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
Advantus Bond Fund -- Class 2 Shares               Advantus Capital Management, Inc.     Seeks as high a level of a long-term
                                                                                         total rate of return as is consistent
                                                                                         with prudent investment risk. The
                                                                                         Portfolio also seeks preservation of
                                                                                         capital as a secondary objective.
Advantus Index 400 Mid-Cap Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks investment results generally
                                                                                         corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's 400
                                                                                         MidCap Index (the S&P 400).
Advantus Index 500 Fund -- Class 2 Shares          Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
Advantus International Bond Fund -- Class 2 Shares Advantus Capital Management, Inc.     Seeks to maximize current income,
                                                   Sub-Adviser: Franklin Advisers, Inc.  consistent with the protection of principal.
Advantus Managed Volatility Fund                   Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Index and 40% Barclays
                                                                                         U.S. Corporate Index (the
                                                                                         Benchmark Index).
Advantus Money Market Fund*                        Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
Advantus Mortgage Securities Fund -- Class 2       Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.
Advantus Real Estate Securities Fund -- Class 2    Advantus Capital Management, Inc.     Seeks above average income and
 Shares                                                                                  long-term growth of capital.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.

* Although the Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Advantus Money Market Fund. An investment in the Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Advantus Money Market Fund may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and

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you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Only certain model portfolios may be used with the living benefits riders. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers

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between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

Group C -- a MAXIMUM of 30% of your total allocation

Group D -- a MAXIMUM of 10% of your total allocation

Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

 GROUP A (30% -- 60% -- no more than 30% in any single fund)

             -----------------------------------------------------
             American Century Variable  PIMCO Variable Insurance
             Portfolios II, Inc.        Trust
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
                                             Shares
             American Funds Insurance     .  PIMCO VIT Total
             Series(R)                       Return Portfolio --
               .  U.S.                       Advisor Class Shares
                  Government/AAA-Rated
                  Securities Fund/SM/   Securian Funds Trust
                  -- Class 2 Shares       .  Advantus Bond Fund
                                             -- Class 2 Shares
             Goldman Sachs Variable       .  Advantus Money
             Insurance Trust                 Market Fund
               .  Goldman Sachs High      .  Advantus Mortgage
                  Quality Floating           Securities Fund --
                  Rate Fund -- Service       Class 2 Shares
                  Shares

             -----------------------------------------------------

 GROUP B (40% -- 70%)

             -----------------------------------------------------
             AllianceBernstein            .  TOPS/TM/ Managed
             Variable Products Series        Risk Growth ETF
             Fund, Inc.                      Portfolio -- Class 2
               .  Dynamic Asset              Shares
                  Allocation Portfolio    .  TOPS/TM/ Managed
                  -- Class B Shares          Risk Moderate Growth
                                             ETF Portfolio --
             Goldman Sachs Variable          Class 2 Shares
             Insurance Trust
               .  Goldman Sachs Global  PIMCO Variable Insurance
                  Markets Navigator     Trust
                  Fund -- Service         .  PIMCO VIT Global
                  Shares                     Diversified
                                             Allocation Portfolio
             Northern Lights Variable        -- Advisor Class
             Trust                           Shares
               .  TOPS(TM) Managed
                  Risk Balanced ETF     Securian Funds Trust
                  Portfolio -- Class 2    .  Advantus Managed
                  Shares                     Volatility Fund

             -----------------------------------------------------

 GROUP C (up to 30%)

             ------------------------------------------------------
             AIM Variable Insurance
             Funds (Invesco Variable     American Century
             Insurance Funds)            Variable Portfolios, Inc.
               .  Invesco V.I.            .  VP Value Fund --
                  Comstock Fund --           Class II Shares
                  Series II Shares
               .  Invesco V.I. Equity    American Funds Insurance
                  and Income Fund --     Series(R)
                  Series II Shares        .  Growth Fund/SM/ --
                                             Class 2 Shares
             ALPS Variable Investment     .  Growth-Income
             Trust (Ibbotson)                Fund/SM/ -- Class 2
               .  Ibbotson Aggressive        Shares
                  Growth ETF Asset
                  Allocation Portfolio   Fidelity(R) Variable
                  -- Class II Shares     Insurance Products Funds
               .  Ibbotson Balanced       .  Fidelity VIP
                  ETF Asset Allocation       Contrafund Portfolio
                  Portfolio -- Class         -- Service Class 2
                  II Shares                  Shares
               .  Ibbotson                .  Fidelity VIP
                  Conservative ETF           Equity-Income
                  Asset Allocation           Portfolio -- Service
                  Portfolio -- Class         Class 2 Shares
                  II Shares
               .  Ibbotson Growth ETF   Ivy Funds Variable
                  Asset Allocation      Insurance Portfolios
                  Portfolio -- Class      .  Ivy Funds VIP Asset
                  II Shares                  Strategy
               .  Ibbotson Income and     .  Ivy Funds VIP
                  Growth ETF Asset           Balanced
                  Allocation Portfolio    .  Ivy Funds VIP Core
                  -- Class II Shares         Equity
                                          .  Ivy Funds VIP Growth
             Janus Aspen Series           .  Ivy Funds VIP Value
               .  Balanced Portfolio
                  -- Service Shares     Neuberger Berman Advisers
               .  Perkins Mid Cap       Management Trust
                  Value Portfolio --      .  Neuberger Berman AMT
                  Service Shares             Socially Responsive
                                             Portfolio -- S Class
             MFS(R) Variable Insurance
             Trust                      Putnam Variable Trust
               .  Investors Growth        .  Putnam VT Growth and
                  Stock Series --            Income Fund -- Class
                  Service Class Shares       IB Shares
               .  Value Series --
                  Service Class Shares  Securian Funds Trust
                                          .  Advantus Index 500
                                             Fund -- Class 2
                                             Shares
             ------------------------------------------------------

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

 GROUP D (up to 10%)

             -----------------------------------------------------
             AIM Variable Insurance       .  Ivy Funds VIP
             Funds (Invesco Variable         International Growth
             Insurance Funds)             .  Ivy Funds VIP Mid
               .  Invesco V.I.               Cap Growth
                  American Franchise      .  Ivy Funds VIP Small
                  Fund -- Series II          Cap Growth
                  Shares                  .  Ivy Funds VIP Small
               .  Invesco V.I.               Cap Value
                  American Value Fund
                  -- Series II Shares    Janus Aspen Series
               .  Invesco V.I. Small      .  Forty Portfolio --
                  Cap Equity Fund --         Service Shares
                  Series II Shares
                                         Panorama Series Fund,
              American Funds Insurance   Inc.
              Series(R)                   .  International Growth
               .  Global Bond Fund/SM/       Fund/VA -- Service
                  -- Class 2 Shares          Shares
               .  Global Growth
                  Fund/SM/ -- Class 2   Putnam Variable Trust
                  Shares                  .  Putnam VT Voyager
               .  International              Fund -- Class IB
                  Fund/SM/ -- Class 2        Shares
                  Shares
                                        Securian Funds Trust
              Fidelity(R) Variable        .  Advantus Index 400
              Insurance Products Funds       Mid Cap Fund --
               .  Mid Cap Portfolio --       Class 2 Shares
                  Service Class 2         .  Advantus
                  Shares                     International Bond
                                             Fund -- Class 2
              Ivy Funds Variable             Shares
              Insurance Portfolios
               .  Ivy Funds VIP
                  International Core
                  Equity
             -----------------------------------------------------

 GROUP E (up to 5%)

             ------------------------------------------------------
             American Funds Insurance     .  Ivy Funds VIP High
             Series(R)                       Income
               .  Global Small            .  Ivy Funds VIP Micro
                  Capitalization             Cap Growth
                  Fund/SM/ -- Class 2     .  Ivy Funds VIP
                  Shares                     Science and
               .  New World Fund(R) --       Technology
                  Class 2 Shares
                                         Janus Aspen Series
              Fidelity(R) Variable        .  Overseas Portfolio
              Insurance Products Funds       -- Service Shares
               .  High Income
                  Portfolio -- Service   Securian Funds Trust
                  Class 2 Shares          .  Advantus Real Estate
                                             Securities Fund --
              Franklin Templeton             Class 2 Shares
              Variable Insurance
              Products Trust             The Universal
               .  Franklin Small Cap     Institutional Funds, Inc.
                  Value Securities        .  Morgan Stanley UIF
                  Fund -- Class 2            Emerging Markets
                  Shares                     Equity Portfolio --
               .  Templeton Developing       Class II Shares
                  Markets Securities
                  Fund -- Class 2
                  Shares

              Ivy Funds Variable
              Insurance Portfolios
               .  Ivy Funds VIP Global
                  Natural Resources
             ------------------------------------------------------

Rebalancing

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month

                                                                        Page 31

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as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

Possible Changes

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12

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transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater

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of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

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

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available

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

to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

             CONTRACT YEARS SINCE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

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

Estate Enhancement Benefit (EEB) Option -- Charge

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Income Benefit (GMIB) Option -- Charge

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Encore Lifetime Income-Single (Encore-Single) Option -- Charge

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Encore Lifetime Income-Joint (Encore-Joint) Option -- Charge

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II -- Single (Ovation II -- Single) Option - Charge

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II -- Joint (Ovation II -- Joint) Option - Charge

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Single (Ovation-Single) Option -- Charge

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Joint (Ovation-Joint) Option -- Charge

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single) Option --
Charge

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option -- Charge

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .  the 85th birthday of the annuitant, or

  .  ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

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

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
 -----------------------------------------------------------------------------

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

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000

                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000



To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

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

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Ovation Lifetime Income-Single Option (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint Option (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

This option is available only with B Class contracts.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

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

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

The Benefit

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

The Benefit Dates

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

Exercising the Benefit

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

Benefit Base

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

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

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

Required Minimum Distribution (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Withdrawals

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

Subsequent Purchase Payments

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

Optional Reset of the Roll-up Value

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

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

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

Automatic Payment Phase

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

Annuity Payment Options

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio

 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk

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

characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

Spousal Continuation

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

Rider Termination

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

This option is available only with B Class Contracts.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

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

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

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Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

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

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

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

Effect of Payment of Death Benefit

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

This option is available only with B Class contracts.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is

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recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the

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     contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit

                                                                        Page 79

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base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

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Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio

 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on

                                                                        Page 81

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your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

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Effect of Payment of Death Benefit

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or

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pursuant to the automatic payment phase if the contract value is zero. See
Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's

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death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that

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amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

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The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

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  .  If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

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The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure

                                                                        Page 89

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describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or

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modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II -- Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

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Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

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  .  After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date

                                                                        Page 93

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and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL

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ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE
GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

                                                                        Page 95

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We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last

                                                                        Page 97

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quarter of 2012. In that case, the withdrawals for the contract year (i.e.,
$6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal

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objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II -- Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

                                                                        Page 99

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Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

Rider Termination

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

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  .  You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

                                                                       Page 101

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INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

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If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

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The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in

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each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group.

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

If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a

                                                                       Page 107

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withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

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  .  Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

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200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

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Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

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Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF
Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders,

                                                                       Page 115

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and guarantees except the guarantees provided by this rider are terminated.
Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

Rider Termination

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for

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any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income

                                                                       Page 117

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     Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract

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    anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

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  .  Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

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

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

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

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Adjustments for Withdrawals in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

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

Guaranteed Annual Income Reset

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

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

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

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  .  Election of this contract option may or may not be beneficial to you.
     Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

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Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as

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described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

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In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

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a) Current allowable Focused Portfolio Strategies include:  Conservative
Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase

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payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed

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without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

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  .  You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the

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contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

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Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

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On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

Sub-Account Allocation

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

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CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:

 -----------------------------------------------------------------------------
 .  Advantus Managed Volatility Fund    .  Ibbotson Income and Growth ETF
 .  AllianceBernstein Dynamic Asset        Asset Allocation Portfolio
    Allocation Portfolio                .  PIMCO VIT Global Diversified
 .  Goldman Sachs Global Markets           Allocation Portfolio
    Navigator Fund                      .  TOPS(TM) Managed Risk Balanced ETF
 .  Ibbotson Balanced ETF Asset            Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Growth ETF
 .  Ibbotson Conservative ETF Asset        Portfolio
    Allocation Portfolio                .  TOPS(TM) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

Effect of Payment of Death Benefit

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

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Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Spousal Continuation

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

Rider Termination

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap"

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rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees.

                                                                       Page 143

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Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions

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are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        ADDITIONAL PAYMENT TYPE     DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to registered representatives
       Visibility                   and/or broker dealers such as
                                    one-on-one wholesaler visits or
                                    attendance at national/regional sales
                                    meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or
                                    regional conferences; articles in
                                    broker-dealer or similar publications
                                    promoting our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

                                                                       Page 145

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These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments).

A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10% to 0.16% is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable annuity contract.

A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution

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services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

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The guaranteed term account is a separate account of Minnesota Life titled
"Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made

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in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose,

                                                                       Page 149

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excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity

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contract to Section 403(b) plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. It is also important to consider that current federal law does not recognize same-sex marriages, civil unions or domestic partnerships which may be recognized under the laws of certain states. This means that the tax treatment available to opposite-sex spouses may not be available to same-sex partners.
You should consult your tax advisor about these issues if you are in a same sex marriage, civil union or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results

                                                                       Page 151

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from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the

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investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

                                                                       Page 153

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TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

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The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

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POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in

Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here.

Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.29       $1.37      48,710,353
          2011...............     $1.21       $1.29      48,418,918
          2010...............     $1.12       $1.21      52,170,601
          2009...............     $0.98       $1.12      51,815,071
          2008...............     $1.15       $0.98      47,883,998
          2007...............     $1.14       $1.15      48,118,946
          2006...............     $1.10       $1.14      33,514,194
          2005...............     $1.09       $1.10      20,858,509
          2004...............     $1.05       $1.09      11,919,467
          2003...............     $1.00(a)    $1.05       4,050,332
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.92       $2.22      11,193,830
          2011...............     $1.98       $1.92      11,686,550
          2010...............     $1.59       $1.98      11,774,881
          2009...............     $1.18       $1.59      12,327,943
          2008...............     $1.89       $1.18      12,218,692
          2007...............     $1.78       $1.89       9,622,873
          2006...............     $1.64       $1.78       6,746,260
          2005...............     $1.48       $1.64       4,210,369
          2004...............     $1.29       $1.48       2,242,988
          2003...............     $1.00(a)    $1.29         507,973
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.40       $1.60       3,298,000
          2011...............     $1.40       $1.40       3,248,431
          2010...............     $1.23       $1.40       3,382,452
          2009...............     $0.99       $1.23       3,488,975
          2008...............     $1.60       $0.99       3,550,566
          2007...............     $1.54       $1.60       3,688,436
          2006...............     $1.35       $1.54       3,836,976
          2005...............     $1.31       $1.35       3,569,303
          2004...............     $1.20       $1.31       3,501,409
          2003...............     $1.00(a)    $1.20       1,402,754
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.37       $1.57      15,069,329
          2011...............     $1.39       $1.37      13,689,403
          2010...............     $1.24       $1.39      12,048,924
          2009...............     $1.06       $1.24      10,169,360
          2008...............     $1.03       $1.06       9,275,061
          2007...............     $0.96       $1.03       8,529,734
          2006...............     $0.93       $0.96       3,663,256
          2005...............     $1.00(o)    $0.93         455,676
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.04       $1.03      10,387,704
          2011...............     $1.05       $1.04      11,505,291
          2010...............     $1.07       $1.05      12,333,769
          2009...............     $1.08       $1.07      14,591,653
          2008...............     $1.07       $1.08      15,526,476
          2007...............     $1.03       $1.07      12,798,638
          2006...............     $1.00       $1.03       9,540,026
          2005...............     $0.99       $1.00       7,343,757
          2004...............     $0.99       $0.99       3,159,203
          2003...............     $1.00(a)    $0.99       3,383,922



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.18       $1.20      10,884,455
          2011...............     $1.11       $1.18      11,234,461
          2010...............     $1.06       $1.11      12,716,700
          2009...............     $0.99       $1.06      12,767,716
          2008...............     $1.15       $0.99      13,556,541
          2007...............     $1.13       $1.15      16,487,429
          2006...............     $1.08       $1.13      12,562,773
          2005...............     $1.07       $1.08      10,568,444
          2004...............     $1.03       $1.07       7,409,963
          2003...............     $1.00(a)    $1.03       2,612,510
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.31       $2.69       7,398,935
          2011...............     $2.22       $2.31       7,450,847
          2010...............     $1.74       $2.22       7,670,170
          2009...............     $1.41       $1.74       8,514,923
          2008...............     $2.24       $1.41       8,005,637
          2007...............     $2.70       $2.24       7,089,461
          2006...............     $2.09       $2.70       6,050,238
          2005...............     $1.90       $2.09       4,803,277
          2004...............     $1.42       $1.90       3,456,938
          2003...............     $1.00(a)    $1.42         950,460
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.52         698,661
          2011...............     $0.58       $0.46         482,311
          2010...............     $0.56       $0.58         248,219
          2009...............     $0.43       $0.56         168,482
          2008...............     $0.92       $0.43         152,944
          2007...............     $1.00       $0.92          28,309
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.36       $1.53         519,910
          2011...............     $1.33       $1.36         503,607
          2010...............     $1.19       $1.33         558,724
          2009...............     $1.02       $1.19         613,414
          2008...............     $1.58       $1.02         672,130
          2007...............     $1.61       $1.58         809,084
          2006...............     $1.39       $1.61         772,992
          2005...............     $1.35       $1.39         758,395
          2004...............     $1.21       $1.35         818,506
          2003...............     $1.00(a)    $1.21         261,738
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.30       $1.46       6,975,654
          2011...............     $1.30       $1.30       8,794,334
          2010...............     $1.14       $1.30      10,696,319
          2009...............     $0.86       $1.14      12,351,540
          2008...............     $1.49       $0.86      14,105,922
          2007...............     $1.24       $1.49      15,942,258
          2006...............     $1.30       $1.24      17,469,933
          2005...............     $1.29       $1.30      12,801,249
          2004...............     $1.18       $1.29       8,060,562
          2003...............     $1.00(a)    $1.18       2,352,141

1.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.51       $1.71      14,319,949
          2011...............     $1.51       $1.51      12,760,001
          2010...............     $1.35       $1.51      11,676,291
          2009...............     $1.15       $1.35      10,108,573
          2008...............     $1.58       $1.15       9,813,911
          2007...............     $1.69       $1.58      11,396,807
          2006...............     $1.45       $1.69       8,782,744
          2005...............     $1.40       $1.45       3,816,015
          2004...............     $1.24       $1.40       1,080,553
          2003...............     $1.00(a)    $1.24         312,590
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.27       $1.35      21,073,097
          2011...............     $1.15       $1.27      13,289,085
          2010...............     $1.11       $1.15       8,572,412
          2009...............     $1.02       $1.11       3,629,167
          2008...............     $1.05       $1.02       1,124,994
          2007...............     $1.00(s)    $1.05         154,073
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.82       $0.95         879,073
          2011...............     $1.00       $0.82         330,784
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00       1,343,676
          2011...............     $1.00       $0.83         268,126
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.91       $1.05       1,643,508
          2011...............     $1.00       $0.91         543,222
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.01       2,145,084
          2011...............     $1.00       $0.87         724,644
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.06       $1.06       1,929,636
          2011...............     $1.00       $1.06         582,981
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04       1,494,054
          2011...............     $1.00       $0.99         420,847
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89         427,794
          2011...............     $1.00       $0.76         118,000
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.91       1,810,058
          2011...............     $1.00       $0.78         771,718
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.76       $2.02       7,530,661
          2011...............     $1.83       $1.76       7,419,651
          2010...............     $1.59       $1.83       7,615,913
          2009...............     $1.19       $1.59       7,642,008
          2008...............     $2.09       $1.19       8,629,973
          2007...............     $1.81       $2.09       9,343,176
          2006...............     $1.64       $1.81       7,688,216
          2005...............     $1.42       $1.64       5,312,338
          2004...............     $1.25       $1.42       3,078,053
          2003...............     $1.00(a)    $1.25       1,141,186
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.37       $1.58      17,599,739
          2011...............     $1.38       $1.37      21,352,064
          2010...............     $1.21       $1.38      24,915,650
          2009...............     $0.95       $1.21      27,284,312
          2008...............     $1.67       $0.95      29,577,985
          2007...............     $1.67       $1.67      26,600,191
          2006...............     $1.41       $1.67      22,919,185
          2005...............     $1.35       $1.41      17,786,919
          2004...............     $1.23       $1.35      12,175,897
          2003...............     $1.00(a)    $1.23       3,848,018


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.19       $1.34       9,646,181
          2011...............     $1.16       $1.19       7,122,616
          2010...............     $1.03       $1.16       5,287,045
          2009...............     $0.73       $1.03       4,128,120
          2008...............     $0.98       $0.73       1,397,587
          2007...............     $1.00(s)    $0.98          57,424
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.28       $2.58       3,677,893
          2011...............     $2.59       $2.28       3,871,704
          2010...............     $2.04       $2.59       4,043,785
          2009...............     $1.48       $2.04       4,223,520
          2008...............     $2.47       $1.48       4,675,831
          2007...............     $2.17       $2.47       5,434,177
          2006...............     $1.95       $2.17       4,567,617
          2005...............     $1.68       $1.95       3,708,571
          2004...............     $1.36       $1.68       2,423,114
          2003...............     $1.00(a)    $1.36       1,038,040
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.30       $1.44         541,377
          2011...............     $1.33       $1.30         492,369
          2010...............     $1.21       $1.33         446,561
          2009...............     $0.94       $1.21         483,216
          2008...............     $1.46       $0.94         564,094
          2007...............     $1.39       $1.46         744,188
          2006...............     $1.27       $1.39         832,026
          2005...............     $1.27       $1.27         836,888
          2004...............     $1.19       $1.27         625,835
          2003...............     $1.00(a)    $1.19         195,555
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.93       $1.08       6,314,379
          2011...............     $0.97       $0.93       4,710,281
          2010...............     $0.77       $0.97       3,842,778
          2009...............     $0.60       $0.77       2,902,356
          2008...............     $0.91       $0.60       1,603,585
          2007...............     $1.00(s)    $0.91          52,133
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.65       $1.81         965,313
          2011...............     $1.76       $1.65         890,218
          2010...............     $1.40       $1.76       1,042,458
          2009...............     $0.98       $1.40       1,173,548
          2008...............     $1.73       $0.98       1,305,943
          2007...............     $1.58       $1.73       1,388,660
          2006...............     $1.47       $1.58       1,257,807
          2005...............     $1.42       $1.47       1,128,904
          2004...............     $1.29       $1.42       1,095,875
          2003...............     $1.00(a)    $1.29         416,055
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.47       $1.66       2,963,314
          2011...............     $1.50       $1.47       2,926,576
          2010...............     $1.37       $1.50       2,718,124
          2009...............     $1.10       $1.37       2,644,102
          2008...............     $1.77       $1.10       2,871,702
          2007...............     $1.73       $1.77       2,995,238
          2006...............     $1.48       $1.73       1,975,878
          2005...............     $1.35       $1.48       1,063,302
          2004...............     $1.21       $1.35         733,543
          2003...............     $1.00(a)    $1.21         287,026

1.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.82       $3.15       2,541,563
          2011...............     $3.39       $2.82       2,463,826
          2010...............     $2.92       $3.39       2,498,289
          2009...............     $1.71       $2.92       2,656,049
          2008...............     $3.66       $1.71       3,225,871
          2007...............     $2.88       $3.66       3,143,808
          2006...............     $2.27       $2.88       3,106,321
          2005...............     $1.81       $2.27       1,929,404
          2004...............     $1.47       $1.81         967,328
          2003...............     $1.00(a)    $1.47         299,235
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.09       9,646,201
          2011...............     $1.02       $1.07       5,159,798
          2010...............     $1.00       $1.02       2,185,960
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.79       $0.89       1,774,736
          2011...............     $0.84       $0.79       1,356,079
          2010...............     $0.73       $0.84         675,400
          2009...............     $0.59       $0.73         369,474
          2008...............     $0.94       $0.59         267,131
          2007...............     $1.00(s)    $0.94          72,541
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.93       $1.02      31,983,401
          2011...............     $0.95       $0.93      28,209,115
          2010...............     $0.86       $0.95      27,345,147
          2009...............     $0.73       $0.86      20,164,928
          2008...............     $0.97       $0.73       7,044,293
          2007...............     $1.00(s)    $0.97         948,553
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.08       $1.12       6,360,057
          2011...............     $1.06       $1.08       5,162,783
          2010...............     $1.00       $1.06       2,447,026
          2009...............     $0.94       $1.00       1,738,691
          2008...............     $1.01       $0.94         848,083
          2007...............     $1.00(s)    $1.01          82,427
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.85       $0.94      12,365,039
          2011...............     $0.89       $0.85      12,789,351
          2010...............     $0.79       $0.89      14,762,120
          2009...............     $0.64       $0.79      14,354,216
          2008...............     $0.95       $0.64       8,868,669
          2007...............     $1.00(s)    $0.95         588,114
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.00       $1.06      13,909,937
          2011...............     $1.00       $1.00      12,297,133
          2010...............     $0.92       $1.00       9,692,411
          2009...............     $0.83       $0.92       5,751,517
          2008...............     $0.99       $0.83         882,749
          2007...............     $1.00(s)    $0.99         159,543
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.41       $1.58       1,739,987
          2011...............     $1.52       $1.41         421,307
          2010...............     $1.29       $1.52          92,601
          2009...............     $0.79       $1.29          81,350
          2008...............     $1.57       $0.79          25,834
          2007...............     $1.36       $1.57          22,954
          2006...............     $1.34       $1.36          34,764
          2005...............     $1.26       $1.34          45,837
          2004...............     $1.19       $1.26          53,734
          2003...............     $1.00(a)    $1.19          45,797


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.91       $1.05         327,085
          2011...............     $0.91       $0.91         181,531
          2010...............     $0.75       $0.91          95,179
          2009...............     $0.55       $0.75          12,145
          2008...............     $0.95       $0.55          10,870
          2007...............     $1.00(s)    $0.95           3,000
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.44       $1.69       5,819,582
          2011...............     $1.49       $1.44       3,680,465
          2010...............     $1.30       $1.49       2,182,921
          2009...............     $1.03       $1.30       1,095,183
          2008...............     $1.62       $1.03       1,193,482
          2007...............     $1.68       $1.62       1,243,723
          2006...............     $1.46       $1.68       1,359,859
          2005...............     $1.42       $1.46       1,244,736
          2004...............     $1.23       $1.42         705,527
          2003...............     $1.00(a)    $1.23         202,627
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.43       $1.60         208,144
          2011...............     $1.45       $1.43         194,939
          2010...............     $1.34       $1.45         143,951
          2009...............     $1.06       $1.34         147,857
          2008...............     $1.54       $1.06         142,052
          2007...............     $1.45       $1.54         111,928
          2006...............     $1.27       $1.45          96,828
          2005...............     $1.22       $1.27         105,613
          2004...............     $1.17       $1.22          87,864
          2003...............     $1.00(a)    $1.17          37,859
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.12       $1.25         393,690
          2011...............     $1.16       $1.12         337,326
          2010...............     $1.09       $1.16         332,108
          2009...............     $0.82       $1.09         388,062
          2008...............     $1.36       $0.82         488,993
          2007...............     $1.35       $1.36         548,771
          2006...............     $1.24       $1.35         574,036
          2005...............     $1.19       $1.24         553,543
          2004...............     $1.12       $1.19         588,181
          2003...............     $1.00(a)    $1.12         260,103
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.51       $1.71         836,711
          2011...............     $1.57       $1.51         967,371
          2010...............     $1.41       $1.57       1,066,943
          2009...............     $1.15       $1.41         886,046
          2008...............     $1.72       $1.15         919,116
          2007...............     $1.70       $1.72         889,008
          2006...............     $1.48       $1.70         820,853
          2005...............     $1.37       $1.48         452,178
          2004...............     $1.21       $1.37         187,806
          2003...............     $1.00(a)    $1.21          53,413
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.93       $1.04       7,221,258
          2011...............     $0.95       $0.93       5,832,175
          2010...............     $0.75       $0.95       4,807,829
          2009...............     $0.63       $0.75       4,009,969
          2008...............     $0.92       $0.63       2,017,863
          2007...............     $1.00       $0.92           7,920

1.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.19       $2.58      11,339,718
          2011...............     $2.39       $2.19       9,508,069
          2010...............     $2.23       $2.39       8,427,034
          2009...............     $1.80       $2.23       7,522,615
          2008...............     $2.46       $1.80       6,750,393
          2007...............     $1.73       $2.46       6,276,027
          2006...............     $1.45       $1.73       4,486,389
          2005...............     $1.18       $1.45       1,589,016
          2004...............     $1.06       $1.18         431,560
          2003...............     $1.00(b)    $1.06          89,344
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.51       $1.67       2,062,041
          2011...............     $1.48       $1.51       1,167,500
          2010...............     $1.28       $1.48       1,048,635
          2009...............     $1.14       $1.28       1,342,970
          2008...............     $1.47       $1.14       1,414,020
          2007...............     $1.31       $1.47       1,371,834
          2006...............     $1.19       $1.31       1,433,432
          2005...............     $1.15       $1.19       1,288,429
          2004...............     $1.06       $1.15       1,242,649
          2003...............     $1.00(c)    $1.06         182,287
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.56       $1.83       1,851,691
          2011...............     $1.56       $1.56       1,038,438
          2010...............     $1.30       $1.56         582,254
          2009...............     $1.06       $1.30         476,120
          2008...............     $1.65       $1.06         330,945
          2007...............     $1.46       $1.65         275,157
          2006...............     $1.27       $1.46         252,261
          2005...............     $1.18       $1.27         150,752
          2004...............     $1.09       $1.18          87,243
          2003...............     $1.00(d)    $1.09          46,268
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.29       $1.30       4,061,074
          2011...............     $1.66       $1.29       3,360,676
          2010...............     $1.44       $1.66       2,762,869
          2009...............     $0.84       $1.44       2,416,111
          2008...............     $2.20       $0.84       2,110,306
          2007...............     $1.55       $2.20       2,073,223
          2006...............     $1.25       $1.55       1,333,276
          2005...............     $1.00(o)    $1.25         525,794
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.37       $1.52      20,692,005
          2011...............     $1.36       $1.37      18,807,710
          2010...............     $1.22       $1.36      19,299,678
          2009...............     $0.97       $1.22      18,316,890
          2008...............     $1.54       $0.97      16,830,092
          2007...............     $1.24       $1.54      13,613,389
          2006...............     $1.19       $1.24      10,186,222
          2005...............     $1.09       $1.19       2,926,186
          2004...............     $1.06       $1.09         408,391
          2003...............     $1.00(e)    $1.06          52,097
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.90       $2.12      19,885,607
          2011...............     $2.23       $1.90      18,385,073
          2010...............     $1.98       $2.23      17,143,516
          2009...............     $1.46       $1.98      16,969,418
          2008...............     $2.56       $1.46      17,668,990
          2007...............     $2.36       $2.56      15,189,892
          2006...............     $1.84       $2.36      13,200,487
          2005...............     $1.68       $1.84       9,171,847
          2004...............     $1.38       $1.68       5,193,099
          2003...............     $1.00(f)    $1.38       1,620,424


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.56       $1.82       5,985,265
          2011...............     $1.70       $1.56       3,563,242
          2010...............     $1.50       $1.70       1,916,461
          2009...............     $1.20       $1.50         730,306
          2008...............     $2.09       $1.20         883,764
          2007...............     $1.75       $2.09         920,302
          2006...............     $1.46       $1.75         921,933
          2005...............     $1.27       $1.46         679,819
          2004...............     $1.13       $1.27         463,586
          2003...............     $1.00(b)    $1.13         209,044
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $2.09       $2.30         435,255
          2011...............     $2.27       $2.09         432,613
          2010...............     $1.63       $2.27         353,274
          2009...............     $1.17       $1.63         337,041
          2008...............     $2.27       $1.17         379,332
          2007...............     $2.16       $2.27         361,770
          2006...............     $1.95       $2.16         426,209
          2005...............     $1.63       $1.95         406,914
          2004...............     $1.50       $1.63         447,856
          2003...............     $1.00(g)    $1.50         250,685
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.67       $1.88       2,267,791
          2011...............     $1.70       $1.67         494,072
          2010...............     $1.31       $1.70         231,866
          2009...............     $0.90       $1.31         178,342
          2008...............     $1.44       $0.90          69,522
          2007...............     $1.29       $1.44          66,127
          2006...............     $1.20       $1.29          51,449
          2005...............     $1.00(o)    $1.20          14,252
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.85       $2.33       1,426,506
          2011...............     $1.98       $1.85       1,207,055
          2010...............     $1.78       $1.98       1,093,391
          2009...............     $1.25       $1.78         994,130
          2008...............     $1.92       $1.25         952,995
          2007...............     $1.56       $1.92       1,171,711
          2006...............     $1.46       $1.56         611,958
          2005...............     $1.26       $1.46         608,978
          2004...............     $1.10       $1.26         329,343
          2003...............     $1.00(b)    $1.10          50,270
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.42       $1.48       2,932,193
          2011...............     $1.61       $1.42       2,836,602
          2010...............     $1.26       $1.61       2,673,878
          2009...............     $0.95       $1.26       2,735,285
          2008...............     $1.58       $0.95       3,027,675
          2007...............     $1.41       $1.58       2,720,733
          2006...............     $1.36       $1.41       2,225,731
          2005...............     $1.22       $1.36       1,282,022
          2004...............     $1.08       $1.22         734,842
          2003...............     $1.00(b)    $1.08         247,050
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.81       $2.12       4,375,333
          2011...............     $2.10       $1.81       5,044,484
          2010...............     $1.68       $2.10       5,329,223
          2009...............     $1.32       $1.68       6,027,360
          2008...............     $1.80       $1.32       6,840,939
          2007...............     $1.90       $1.80       7,110,184
          2006...............     $1.65       $1.90       5,599,389
          2005...............     $1.60       $1.65       4,239,998
          2004...............     $1.41       $1.60       2,432,793
          2003...............     $1.00(i)    $1.41         529,377

1.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.31       $1.54         981,926
          2011...............     $1.43       $1.31         995,410
          2010...............     $1.22       $1.43         676,764
          2009...............     $0.98       $1.22         449,171
          2008...............     $1.49       $0.98         443,890
          2007...............     $1.48       $1.49         449,815
          2006...............     $1.29       $1.48         450,596
          2005...............     $1.25       $1.29         471,374
          2004...............     $1.10       $1.25         376,198
          2003...............     $1.00(j)    $1.10          69,674
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.65       $1.85       4,383,455
          2011...............     $1.65       $1.65       4,355,591
          2010...............     $1.54       $1.65       4,142,513
          2009...............     $1.24       $1.54       3,509,989
          2008...............     $1.50       $1.24       4,304,773
          2007...............     $1.38       $1.50       4,258,890
          2006...............     $1.26       $1.38       3,321,846
          2005...............     $1.19       $1.26       1,770,552
          2004...............     $1.11       $1.19       1,000,508
          2003...............     $1.00(a)    $1.11         320,021
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.65       $2.02       2,598,937
          2011...............     $1.79       $1.65       2,923,571
          2010...............     $1.70       $1.79       3,018,378
          2009...............     $1.18       $1.70       2,744,939
          2008...............     $2.15       $1.18       2,546,305
          2007...............     $1.59       $2.15       2,173,935
          2006...............     $1.47       $1.59       1,649,793
          2005...............     $1.33       $1.47         969,860
          2004...............     $1.14       $1.33         490,845
          2003...............     $1.00(a)    $1.14          75,843
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.53       $2.83       9,597,534
          2011...............     $3.78       $2.53       9,198,560
          2010...............     $3.06       $3.78       8,077,580
          2009...............     $1.73       $3.06       8,686,829
          2008...............     $3.67       $1.73       9,785,997
          2007...............     $2.90       $3.67       6,989,389
          2006...............     $2.00       $2.90       5,118,011
          2005...............     $1.53       $2.00       2,425,839
          2004...............     $1.31       $1.53       1,357,080
          2003...............     $1.00(a)    $1.31         211,619
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.97       $1.06       6,374,977
          2011...............     $1.01       $0.97       4,182,183
          2010...............     $0.89       $1.01       3,109,873
          2009...............     $0.67       $0.89       2,030,405
          2008...............     $0.95       $0.67       1,127,248
          2007...............     $1.00(s)    $0.95           8,020
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.40       $1.61      11,890,190
          2011...............     $1.41       $1.40       9,940,079
          2010...............     $1.27       $1.41       9,013,392
          2009...............     $0.92       $1.27       7,475,220
          2008...............     $1.48       $0.92       6,155,841
          2007...............     $1.35       $1.48       2,663,281
          2006...............     $1.28       $1.35         249,928
          2005...............     $1.24       $1.28         215,962
          2004...............     $1.15       $1.24         213,414
          2003...............     $1.00(a)    $1.15         229,166


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.28       $1.47         180,815
          2011...............     $1.38       $1.28         147,140
          2010...............     $1.08       $1.38         140,074
          2009...............     $0.77       $1.08         125,388
          2008...............     $1.62       $0.77         110,458
          2007...............     $1.49       $1.62         135,748
          2006...............     $1.48       $1.49         249,154
          2005...............     $1.45       $1.48         271,698
          2004...............     $1.29       $1.45         336,594
          2003...............     $1.00(a)    $1.29         105,746
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.81       $2.16       1,228,095
          2011...............     $2.04       $1.81       1,282,976
          2010...............     $1.52       $2.04       1,251,643
          2009...............     $0.94       $1.52       1,467,352
          2008...............     $1.58       $0.94       1,717,399
          2007...............     $1.56       $1.58       2,042,933
          2006...............     $1.40       $1.56       2,253,749
          2005...............     $1.35       $1.40       2,360,130
          2004...............     $1.29       $1.35       2,214,794
          2003...............     $1.00(a)    $1.29         780,498
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.57       $1.79      20,249,349
          2011...............     $1.59       $1.57      18,576,262
          2010...............     $1.45       $1.59      17,527,385
          2009...............     $1.20       $1.45      15,204,223
          2008...............     $1.80       $1.20      11,111,684
          2007...............     $1.70       $1.80       4,671,717
          2006...............     $1.43       $1.70         737,678
          2005...............     $1.35       $1.43         517,851
          2004...............     $1.19       $1.35         429,318
          2003...............     $1.00(a)    $1.19         146,463
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.66       $0.78       6,454,251
          2011...............     $0.82       $0.66       4,701,864
          2010...............     $0.70       $0.82       3,094,080
          2009...............     $0.41       $0.70       2,139,316
          2008...............     $0.97       $0.41       1,077,716
          2007...............     $1.00(s)    $0.97         196,735
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.87       $0.95         158,519
          2011...............     $0.91       $0.87         163,173
          2010...............     $0.75       $0.91          76,649
          2009...............     $0.58       $0.75          39,359
          2008...............     $0.96       $0.58          44,168
          2007...............     $1.00(s)    $0.96          12,411
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.29       $1.45         706,958
          2011...............     $1.32       $1.29         524,826
          2010...............     $1.23       $1.32         561,723
          2009...............     $0.86       $1.23         620,350
          2008...............     $1.60       $0.86         654,508
          2007...............     $1.42       $1.60         744,775
          2006...............     $1.34       $1.42         828,465
          2005...............     $1.29       $1.34         742,315
          2004...............     $1.23       $1.29         673,525
          2003...............     $1.00(a)    $1.23         289,222

1.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.39       $0.45      16,743,390
          2011...............     $0.41       $0.39      19,937,969
          2010...............     $0.36       $0.41      22,053,508
          2009...............     $0.29       $0.36      24,369,540
          2008...............     $1.38       $0.29      19,028,320
          2007...............     $1.40       $1.38      11,888,614
          2006...............     $1.30       $1.40       8,662,620
          2005...............     $1.29       $1.30       5,728,386
          2004...............     $1.20       $1.29       3,216,830
          2003...............     $1.00(a)    $1.20         998,460
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.88       $1.02         293,149
          2011...............     $0.91       $0.88         168,347
          2010...............     $0.75       $0.91         143,636
          2009...............     $0.56       $0.75         115,721
          2008...............     $0.91       $0.56          68,773
          2007...............     $1.00(s)    $0.91          10,657
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.10       $2.53         765,997
          2011...............     $2.30       $2.10         583,829
          2010...............     $2.03       $2.30         548,899
          2009...............     $1.48       $2.03         597,372
          2008...............     $2.63       $1.48         623,003
          2007...............     $2.36       $2.63         667,258
          2006...............     $1.85       $2.36         713,143
          2005...............     $1.63       $1.85         643,404
          2004...............     $1.40       $1.63         673,232
          2003...............     $1.00(a)    $1.40         223,759
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.02       $1.06      15,477,943
          2011...............     $1.02       $1.02       9,223,569
          2010...............     $1.00       $1.02       3,988,054
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.06       $1.14      34,287,751
          2011...............     $1.03       $1.06      18,030,721
          2010...............     $1.00       $1.03       6,549,694
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.24       $1.46         802,782
          2011...............     $1.23       $1.24         432,012
          2010...............     $1.11       $1.23         251,120
          2009...............     $0.87       $1.11         258,445
          2008...............     $1.59       $0.87         281,879
          2007...............     $1.69       $1.59         511,524
          2006...............     $1.48       $1.69         361,239
          2005...............     $1.41       $1.48         290,135
          2004...............     $1.24       $1.41         244,416
          2003...............     $1.00(a)    $1.24          93,432
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.20       $1.41         370,686
          2011...............     $1.28       $1.20         336,904
          2010...............     $1.13       $1.28         470,362
          2009...............     $0.88       $1.13         495,850
          2008...............     $1.45       $0.88         829,124
          2007...............     $1.56       $1.45         856,683
          2006...............     $1.37       $1.56         787,841
          2005...............     $1.31       $1.37         610,385
          2004...............     $1.20       $1.31         440,423
          2003...............     $1.00(a)    $1.20         184,694


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.30       $1.57         770,534
          2011...............     $1.59       $1.30         855,221
          2010...............     $1.46       $1.59       1,006,131
          2009...............     $1.18       $1.46       1,132,584
          2008...............     $2.14       $1.18       1,295,862
          2007...............     $2.00       $2.14       1,479,790
          2006...............     $1.58       $2.00       1,617,912
          2005...............     $1.43       $1.58       1,928,701
          2004...............     $1.24       $1.43       1,894,571
          2003...............     $1.00(a)    $1.24       1,007,114
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.45       $1.67         131,164
          2011...............     $1.55       $1.45         138,221
          2010...............     $1.31       $1.55          86,761
          2009...............     $1.00       $1.31          84,939
          2008...............     $1.66       $1.00         143,649
          2007...............     $1.59       $1.66         138,017
          2006...............     $1.48       $1.59          39,821
          2005...............     $1.36       $1.48          35,583
          2004...............     $1.25       $1.36          35,473
          2003...............     $1.00(a)    $1.25          21,906
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.35       $1.52       1,021,911
          2011...............     $1.66       $1.35       1,146,897
          2010...............     $1.39       $1.66         523,013
          2009...............     $0.86       $1.39         215,109
          2008...............     $1.38       $0.86         150,750
          2007...............     $1.33       $1.38         145,602
          2006...............     $1.27       $1.33         244,923
          2005...............     $1.22       $1.27         270,795
          2004...............     $1.17       $1.22         134,217
          2003...............     $1.00(a)    $1.17          85,961
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02       2,567,800
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.02       6,552,659
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02       2,838,755

1.35% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.28       $1.35      11,096,344
          2011...............     $1.20       $1.28      11,897,194
          2010...............     $1.11       $1.20      13,497,723
          2009...............     $0.97       $1.11      13,960,868
          2008...............     $1.14       $0.97      13,486,772
          2007...............     $1.13       $1.14      15,160,550
          2006...............     $1.09       $1.13      11,182,508
          2005...............     $1.08       $1.09       8,486,248
          2004...............     $1.04       $1.08       5,158,518
          2003...............     $1.00(a)    $1.04       2,310,981

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.89       $2.19       2,476,678
          2011...............     $1.96       $1.89       2,730,528
          2010...............     $1.58       $1.96       3,011,571
          2009...............     $1.17       $1.58       3,388,379
          2008...............     $1.87       $1.17       3,694,654
          2007...............     $1.77       $1.87       3,382,908
          2006...............     $1.63       $1.77       2,575,873
          2005...............     $1.48       $1.63       1,924,438
          2004...............     $1.29       $1.48       1,129,429
          2003...............     $1.00(a)    $1.29         317,549
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.38       $1.57         894,577
          2011...............     $1.38       $1.38         918,705
          2010...............     $1.22       $1.38         923,906
          2009...............     $0.98       $1.22         942,434
          2008...............     $1.59       $0.98       1,106,014
          2007...............     $1.53       $1.59       1,516,239
          2006...............     $1.35       $1.53       1,590,078
          2005...............     $1.31       $1.35       1,551,330
          2004...............     $1.20       $1.31       1,452,530
          2003...............     $1.00(a)    $1.20         580,863
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.36       $1.56       3,216,359
          2011...............     $1.38       $1.36       2,900,819
          2010...............     $1.23       $1.38       2,721,463
          2009...............     $1.06       $1.23       2,691,579
          2008...............     $1.03       $1.06       2,388,583
          2007...............     $0.95       $1.03       2,192,905
          2006...............     $0.93       $0.95         958,309
          2005...............     $1.00(o)    $0.93          97,410
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.03       $1.01       2,331,925
          2011...............     $1.04       $1.03       2,563,367
          2010...............     $1.06       $1.04       3,173,875
          2009...............     $1.07       $1.06       2,871,616
          2008...............     $1.06       $1.07       4,674,406
          2007...............     $1.03       $1.06       3,998,073
          2006...............     $1.00       $1.03       2,566,935
          2005...............     $0.99       $1.00       2,537,178
          2004...............     $0.99       $0.99       1,683,971
          2003...............     $1.00(a)    $0.99         824,412
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.18       2,457,223
          2011...............     $1.10       $1.16       2,870,695
          2010...............     $1.05       $1.10       3,386,171
          2009...............     $0.98       $1.05       3,384,255
          2008...............     $1.14       $0.98       3,517,917
          2007...............     $1.12       $1.14       4,526,118
          2006...............     $1.08       $1.12       3,931,682
          2005...............     $1.06       $1.08       3,374,319
          2004...............     $1.03       $1.06       2,715,037
          2003...............     $1.00(a)    $1.03       1,619,373
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.28       $2.65       1,943,867
          2011...............     $2.19       $2.28       2,000,358
          2010...............     $1.72       $2.19       2,210,290
          2009...............     $1.40       $1.72       2,589,277
          2008...............     $2.23       $1.40       2,604,412
          2007...............     $2.68       $2.23       2,664,447
          2006...............     $2.08       $2.68       2,383,375
          2005...............     $1.90       $2.08       2,080,831
          2004...............     $1.42       $1.90       1,631,551
          2003...............     $1.00(a)    $1.42         550,986


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.52         118,575
          2011...............     $0.58       $0.46         140,432
          2010...............     $0.56       $0.58         109,622
          2009...............     $0.42       $0.56         110,054
          2008...............     $0.92       $0.42          50,692
          2007...............     $1.00       $0.92          13,930
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.34       $1.51         262,884
          2011...............     $1.32       $1.34         218,969
          2010...............     $1.17       $1.32         259,116
          2009...............     $1.01       $1.17         311,964
          2008...............     $1.57       $1.01         351,224
          2007...............     $1.60       $1.57         346,466
          2006...............     $1.39       $1.60         301,322
          2005...............     $1.34       $1.39         297,018
          2004...............     $1.21       $1.34         257,536
          2003...............     $1.00(a)    $1.21         167,610
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.28       $1.44       2,843,187
          2011...............     $1.29       $1.28       3,157,654
          2010...............     $1.13       $1.29       3,884,726
          2009...............     $0.85       $1.13       4,431,107
          2008...............     $1.47       $0.85       5,338,398
          2007...............     $1.24       $1.47       6,322,688
          2006...............     $1.30       $1.24       6,592,468
          2005...............     $1.29       $1.30       5,504,348
          2004...............     $1.18       $1.29       3,608,359
          2003...............     $1.00(a)    $1.18       1,564,450
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.49       $1.68       3,245,768
          2011...............     $1.49       $1.49       3,140,645
          2010...............     $1.34       $1.49       3,154,759
          2009...............     $1.13       $1.34       3,365,874
          2008...............     $1.57       $1.13       3,486,274
          2007...............     $1.68       $1.57       3,937,219
          2006...............     $1.44       $1.68       3,198,081
          2005...............     $1.39       $1.44       1,694,824
          2004...............     $1.24       $1.39         924,798
          2003...............     $1.00(a)    $1.24         149,145
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.26       $1.34       4,168,772
          2011...............     $1.15       $1.26       2,789,888
          2010...............     $1.11       $1.15       1,746,454
          2009...............     $1.02       $1.11         755,470
          2008...............     $1.05       $1.02         315,944
          2007...............     $1.00(s)    $1.05          43,636
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.95         214,328
          2011...............     $1.00       $0.81          56,765
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00         266,012
          2011...............     $1.00       $0.83          24,691
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.91       $1.05         266,774
          2011...............     $1.00       $0.91         119,017
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.01         260,822
          2011...............     $1.00       $0.87          66,969
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.06       $1.06         851,815
          2011...............     $1.00       $1.06       1,118,702
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04         247,886
          2011...............     $1.00       $0.99          70,258

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89          62,393
          2011...............     $1.00       $0.76           7,241
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.91         183,687
          2011...............     $1.00       $0.78          55,697
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.74       $1.99       2,197,176
          2011...............     $1.81       $1.74       2,394,000
          2010...............     $1.57       $1.81       2,592,279
          2009...............     $1.18       $1.57       2,774,309
          2008...............     $2.08       $1.18       2,866,070
          2007...............     $1.80       $2.08       3,122,853
          2006...............     $1.63       $1.80       2,917,848
          2005...............     $1.42       $1.63       1,966,384
          2004...............     $1.25       $1.42       1,095,190
          2003...............     $1.00(a)    $1.25         259,738
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.35       $1.56       5,197,207
          2011...............     $1.36       $1.35       6,340,622
          2010...............     $1.20       $1.36       7,818,765
          2009...............     $0.94       $1.20       8,541,006
          2008...............     $1.66       $0.94       9,351,396
          2007...............     $1.66       $1.66       9,341,506
          2006...............     $1.40       $1.66       8,340,655
          2005...............     $1.35       $1.40       7,251,137
          2004...............     $1.23       $1.35       4,911,473
          2003...............     $1.00(a)    $1.23       2,223,503
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.18       $1.33       1,947,926
          2011...............     $1.15       $1.18       1,434,099
          2010...............     $1.03       $1.15       1,228,372
          2009...............     $0.73       $1.03       1,190,899
          2008...............     $0.98       $0.73         449,315
          2007...............     $1.00(s)    $0.98          63,706
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.25       $2.54       1,185,208
          2011...............     $2.56       $2.25       1,335,188
          2010...............     $2.02       $2.56       1,826,115
          2009...............     $1.46       $2.02       2,091,378
          2008...............     $2.45       $1.46       2,259,868
          2007...............     $2.16       $2.45       2,478,175
          2006...............     $1.95       $2.16       2,390,509
          2005...............     $1.67       $1.95       1,978,108
          2004...............     $1.36       $1.67       1,450,448
          2003...............     $1.00(a)    $1.36         690,554
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.28       $1.42         372,565
          2011...............     $1.32       $1.28         435,286
          2010...............     $1.20       $1.32         563,298
          2009...............     $0.94       $1.20         730,865
          2008...............     $1.45       $0.94         721,627
          2007...............     $1.38       $1.45         729,961
          2006...............     $1.26       $1.38         697,531
          2005...............     $1.27       $1.26         656,498
          2004...............     $1.19       $1.27         437,111
          2003...............     $1.00(a)    $1.19         100,484
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.92       $1.08       1,095,719
          2011...............     $0.97       $0.92         825,351
          2010...............     $0.77       $0.97         649,490
          2009...............     $0.60       $0.77         557,201
          2008...............     $0.91       $0.60         288,350
          2007...............     $1.00(s)    $0.91              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.63       $1.79         391,063
          2011...............     $1.74       $1.63         410,683
          2010...............     $1.38       $1.74         443,722
          2009...............     $0.97       $1.38         533,625
          2008...............     $1.72       $0.97         510,505
          2007...............     $1.57       $1.72         620,970
          2006...............     $1.46       $1.57         473,441
          2005...............     $1.41       $1.46         495,260
          2004...............     $1.28       $1.41         452,413
          2003...............     $1.00(a)    $1.28         200,483
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.45       $1.63         576,111
          2011...............     $1.48       $1.45         828,340
          2010...............     $1.35       $1.48         953,370
          2009...............     $1.09       $1.35         981,352
          2008...............     $1.75       $1.09       1,111,912
          2007...............     $1.72       $1.75       1,284,209
          2006...............     $1.47       $1.72       1,074,999
          2005...............     $1.35       $1.47         822,813
          2004...............     $1.21       $1.35         631,624
          2003...............     $1.00(a)    $1.21         181,452
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.78       $3.10         797,780
          2011...............     $3.35       $2.78         856,842
          2010...............     $2.89       $3.35         914,992
          2009...............     $1.70       $2.89       1,033,389
          2008...............     $3.63       $1.70       1,229,138
          2007...............     $2.86       $3.63       1,245,857
          2006...............     $2.26       $2.86       1,203,350
          2005...............     $1.80       $2.26         837,886
          2004...............     $1.46       $1.80         364,793
          2003...............     $1.00(a)    $1.46         151,859
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.08       1,906,327
          2011...............     $1.02       $1.07         833,207
          2010...............     $1.00       $1.02         275,955
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.79       $0.88          99,086
          2011...............     $0.84       $0.79         191,837
          2010...............     $0.73       $0.84         122,460
          2009...............     $0.59       $0.73          33,996
          2008...............     $0.94       $0.59          12,241
          2007...............     $1.00(s)    $0.94           3,708
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.93       $1.01       5,923,293
          2011...............     $0.95       $0.93       6,317,924
          2010...............     $0.85       $0.95       6,066,487
          2009...............     $0.73       $0.85       3,548,453
          2008...............     $0.97       $0.73       1,135,515
          2007...............     $1.00(s)    $0.97         277,406
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.07       $1.11       1,616,393
          2011...............     $1.05       $1.07       1,273,823
          2010...............     $0.99       $1.05         959,558
          2009...............     $0.94       $0.99         429,075
          2008...............     $1.01       $0.94         130,818
          2007...............     $1.00(s)    $1.01              --

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.84       $0.94       1,544,179
          2011...............     $0.89       $0.84       1,559,413
          2010...............     $0.78       $0.89       1,468,181
          2009...............     $0.64       $0.78       1,889,704
          2008...............     $0.95       $0.64         865,190
          2007...............     $1.00(s)    $0.95          77,329
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.99       $1.06       6,686,962
          2011...............     $0.99       $0.99       6,043,801
          2010...............     $0.92       $0.99       4,195,265
          2009...............     $0.83       $0.92       1,976,033
          2008...............     $0.99       $0.83       1,219,186
          2007...............     $1.00(s)    $0.99         243,324
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.39       $1.55         467,857
          2011...............     $1.50       $1.39          26,853
          2010...............     $1.27       $1.50          15,194
          2009...............     $0.78       $1.27          17,181
          2008...............     $1.55       $0.78          28,490
          2007...............     $1.35       $1.55           7,422
          2006...............     $1.33       $1.35         166,492
          2005...............     $1.26       $1.33         151,456
          2004...............     $1.19       $1.26          82,490
          2003...............     $1.00(a)    $1.19          33,590
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.90       $1.04         102,584
          2011...............     $0.91       $0.90          15,659
          2010...............     $0.75       $0.91          10,280
          2009...............     $0.55       $0.75           3,595
          2008...............     $0.95       $0.55           2,600
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.11       $1.23         125,122
          2011...............     $1.14       $1.11         148,966
          2010...............     $1.08       $1.14         144,399
          2009...............     $0.82       $1.08         131,874
          2008...............     $1.35       $0.82         137,838
          2007...............     $1.34       $1.35         156,668
          2006...............     $1.23       $1.34         159,762
          2005...............     $1.19       $1.23         177,349
          2004...............     $1.12       $1.19         170,466
          2003...............     $1.00(a)    $1.12          15,941
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.49       $1.69         287,535
          2011...............     $1.55       $1.49         399,615
          2010...............     $1.40       $1.55         497,280
          2009...............     $1.14       $1.40         778,220
          2008...............     $1.71       $1.14         761,808
          2007...............     $1.69       $1.71         636,593
          2006...............     $1.48       $1.69         611,730
          2005...............     $1.36       $1.48         565,198
          2004...............     $1.21       $1.36         292,950
          2003...............     $1.00(a)    $1.21          88,941
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.42       $1.67       1,499,803
          2011...............     $1.47       $1.42       1,091,899
          2010...............     $1.29       $1.47         812,362
          2009...............     $1.02       $1.29         734,979
          2008...............     $1.61       $1.02         911,105
          2007...............     $1.67       $1.61         991,699
          2006...............     $1.46       $1.67       1,591,855
          2005...............     $1.42       $1.46       1,516,246
          2004...............     $1.22       $1.42         908,628
          2003...............     $1.00(a)    $1.22         345,832


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.41       $1.58          83,068
          2011...............     $1.43       $1.41          93,321
          2010...............     $1.33       $1.43          59,676
          2009...............     $1.05       $1.33          62,063
          2008...............     $1.53       $1.05          58,151
          2007...............     $1.44       $1.53          57,671
          2006...............     $1.27       $1.44          52,467
          2005...............     $1.22       $1.27          55,657
          2004...............     $1.17       $1.22          49,017
          2003...............     $1.00(a)    $1.17          32,726
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.92       $1.03       1,182,963
          2011...............     $0.94       $0.92         847,090
          2010...............     $0.74       $0.94         654,005
          2009...............     $0.62       $0.74         573,935
          2008...............     $0.92       $0.62         275,741
          2007...............     $1.00       $0.92          10,525
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.16       $2.55       2,348,849
          2011...............     $2.36       $2.16       2,099,333
          2010...............     $2.21       $2.36       2,259,782
          2009...............     $1.79       $2.21       2,141,317
          2008...............     $2.44       $1.79       1,976,889
          2007...............     $1.72       $2.44       1,639,480
          2006...............     $1.45       $1.72         896,682
          2005...............     $1.18       $1.45         407,361
          2004...............     $1.06       $1.18         149,437
          2003...............     $1.00(b)    $1.06             198
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.49       $1.65         579,114
          2011...............     $1.47       $1.49         432,378
          2010...............     $1.27       $1.47         409,578
          2009...............     $1.14       $1.27         418,382
          2008...............     $1.46       $1.14         499,991
          2007...............     $1.30       $1.46         684,971
          2006...............     $1.18       $1.30         694,301
          2005...............     $1.14       $1.18         628,717
          2004...............     $1.06       $1.14         532,789
          2003...............     $1.00(c)    $1.06          65,760
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.54       $1.81         202,168
          2011...............     $1.54       $1.54         188,187
          2010...............     $1.29       $1.54         171,300
          2009...............     $1.06       $1.29         189,460
          2008...............     $1.64       $1.06         205,547
          2007...............     $1.46       $1.64         229,585
          2006...............     $1.26       $1.46         184,112
          2005...............     $1.17       $1.26          76,509
          2004...............     $1.09       $1.17          50,870
          2003...............     $1.00(d)    $1.09          43,478
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.28       $1.28       1,016,951
          2011...............     $1.65       $1.28       1,109,710
          2010...............     $1.43       $1.65       1,091,808
          2009...............     $0.83       $1.43       1,151,140
          2008...............     $2.19       $0.83         965,881
          2007...............     $1.55       $2.19         605,879
          2006...............     $1.25       $1.55         291,183
          2005...............     $1.00(o)    $1.25         130,524

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.50       4,399,380
          2011...............     $1.34       $1.35       4,191,619
          2010...............     $1.21       $1.34       4,657,745
          2009...............     $0.96       $1.21       4,594,438
          2008...............     $1.53       $0.96       4,356,626
          2007...............     $1.23       $1.53       4,054,688
          2006...............     $1.19       $1.23       2,942,310
          2005...............     $1.08       $1.19       1,105,821
          2004...............     $1.06       $1.08         223,799
          2003...............     $1.00(e)    $1.06          79,652
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.87       $2.09       4,561,518
          2011...............     $2.20       $1.87       4,436,015
          2010...............     $1.96       $2.20       4,585,659
          2009...............     $1.45       $1.96       4,852,274
          2008...............     $2.54       $1.45       5,185,923
          2007...............     $2.35       $2.54       4,916,952
          2006...............     $1.83       $2.35       4,421,082
          2005...............     $1.67       $1.83       3,796,446
          2004...............     $1.38       $1.67       2,306,885
          2003...............     $1.00(f)    $1.38         808,741
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.54       $1.79       1,295,270
          2011...............     $1.68       $1.54         764,566
          2010...............     $1.49       $1.68         372,395
          2009...............     $1.19       $1.49         231,342
          2008...............     $2.08       $1.19         313,901
          2007...............     $1.74       $2.08         327,698
          2006...............     $1.46       $1.74         305,687
          2005...............     $1.27       $1.46         250,536
          2004...............     $1.13       $1.27         207,174
          2003...............     $1.00(b)    $1.13          70,932
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $2.06       $2.27         105,439
          2011...............     $2.24       $2.06         123,996
          2010...............     $1.61       $2.24         144,900
          2009...............     $1.16       $1.61         159,029
          2008...............     $2.26       $1.16         181,059
          2007...............     $2.15       $2.26         177,821
          2006...............     $1.94       $2.15         175,916
          2005...............     $1.63       $1.94         158,321
          2004...............     $1.50       $1.63         183,198
          2003...............     $1.00(g)    $1.50         108,900
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.66       $1.86         511,219
          2011...............     $1.69       $1.66         164,160
          2010...............     $1.30       $1.69          96,501
          2009...............     $0.90       $1.30          40,671
          2008...............     $1.43       $0.90          18,292
          2007...............     $1.29       $1.43          22,906
          2006...............     $1.20       $1.29          14,270
          2005...............     $1.00(o)    $1.20           2,915
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.82       $2.30         493,105
          2011...............     $1.96       $1.82         491,374
          2010...............     $1.76       $1.96         465,561
          2009...............     $1.24       $1.76         484,944
          2008...............     $1.90       $1.24         446,016
          2007...............     $1.55       $1.90         392,135
          2006...............     $1.46       $1.55         345,611
          2005...............     $1.26       $1.46         275,524
          2004...............     $1.10       $1.26         176,188
          2003...............     $1.00(b)    $1.10             189


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.40       $1.46         835,259
          2011...............     $1.59       $1.40         755,449
          2010...............     $1.25       $1.59         852,538
          2009...............     $0.94       $1.25         943,709
          2008...............     $1.57       $0.94       1,019,073
          2007...............     $1.40       $1.57         985,866
          2006...............     $1.35       $1.40         828,204
          2005...............     $1.21       $1.35         567,530
          2004...............     $1.08       $1.21         283,185
          2003...............     $1.00(h)    $1.08          24,766
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.78       $2.09       1,341,163
          2011...............     $2.07       $1.78       1,575,785
          2010...............     $1.66       $2.07       1,776,058
          2009...............     $1.30       $1.66       2,009,898
          2008...............     $1.79       $1.30       2,345,233
          2007...............     $1.89       $1.79       2,584,782
          2006...............     $1.64       $1.89       2,151,293
          2005...............     $1.60       $1.64       1,625,997
          2004...............     $1.41       $1.60         829,993
          2003...............     $1.00(i)    $1.41         194,880
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.30       $1.52         199,855
          2011...............     $1.42       $1.30         178,920
          2010...............     $1.21       $1.42         224,507
          2009...............     $0.97       $1.21         149,019
          2008...............     $1.49       $0.97         141,353
          2007...............     $1.48       $1.49         212,811
          2006...............     $1.28       $1.48         177,112
          2005...............     $1.24       $1.28         187,132
          2004...............     $1.10       $1.24         109,260
          2003...............     $1.00(j)    $1.10          16,664
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.63       $1.82         928,643
          2011...............     $1.63       $1.63         912,211
          2010...............     $1.53       $1.63         945,459
          2009...............     $1.23       $1.53         910,694
          2008...............     $1.49       $1.23         974,916
          2007...............     $1.37       $1.49         978,608
          2006...............     $1.26       $1.37         886,029
          2005...............     $1.18       $1.26         425,770
          2004...............     $1.11       $1.18         258,244
          2003...............     $1.00(a)    $1.11          54,872
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.63       $1.99       1,600,225
          2011...............     $1.77       $1.63       1,791,030
          2010...............     $1.69       $1.77       2,309,015
          2009...............     $1.17       $1.69       2,159,565
          2008...............     $2.13       $1.17       2,100,070
          2007...............     $1.58       $2.13       1,804,287
          2006...............     $1.47       $1.58         888,752
          2005...............     $1.32       $1.47         654,822
          2004...............     $1.14       $1.32         266,491
          2003...............     $1.00(a)    $1.14          75,522
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.49       $2.79       2,198,128
          2011...............     $3.74       $2.49       2,325,809
          2010...............     $3.03       $3.74       2,499,283
          2009...............     $1.72       $3.03       2,745,288
          2008...............     $3.64       $1.72       3,170,181
          2007...............     $2.88       $3.64       2,503,151
          2006...............     $1.99       $2.88       2,000,468
          2005...............     $1.53       $1.99       1,171,170
          2004...............     $1.31       $1.53         509,541
          2003...............     $1.00(a)    $1.31         147,893

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.96       $1.05       1,387,732
          2011...............     $1.00       $0.96         843,706
          2010...............     $0.88       $1.00         516,363
          2009...............     $0.67       $0.88         396,467
          2008...............     $0.95       $0.67         207,212
          2007...............     $1.00(s)    $0.95           1,071
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.38       $1.59       2,152,509
          2011...............     $1.39       $1.38       1,784,777
          2010...............     $1.26       $1.39       1,572,588
          2009...............     $0.92       $1.26       1,415,713
          2008...............     $1.47       $0.92       1,364,722
          2007...............     $1.35       $1.47         787,878
          2006...............     $1.27       $1.35         150,240
          2005...............     $1.24       $1.27         157,515
          2004...............     $1.15       $1.24         131,435
          2003...............     $1.00(a)    $1.15          78,861
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.26       $1.45          47,121
          2011...............     $1.36       $1.26          63,198
          2010...............     $1.07       $1.36          76,790
          2009...............     $0.77       $1.07          75,361
          2008...............     $1.61       $0.77         112,144
          2007...............     $1.49       $1.61         104,928
          2006...............     $1.47       $1.49         109,100
          2005...............     $1.45       $1.47         117,112
          2004...............     $1.29       $1.45         130,385
          2003...............     $1.00(a)    $1.29          56,086
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.78       $2.13         422,431
          2011...............     $2.02       $1.78         459,682
          2010...............     $1.50       $2.02         552,836
          2009...............     $0.94       $1.50         703,347
          2008...............     $1.57       $0.94         816,398
          2007...............     $1.56       $1.57         956,275
          2006...............     $1.40       $1.56       1,001,371
          2005...............     $1.35       $1.40       1,042,444
          2004...............     $1.29       $1.35       1,023,167
          2003...............     $1.00(a)    $1.29         468,745
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.55       $1.77       3,998,591
          2011...............     $1.57       $1.55       3,759,762
          2010...............     $1.44       $1.57       3,752,227
          2009...............     $1.19       $1.44       3,435,143
          2008...............     $1.79       $1.19       2,755,447
          2007...............     $1.69       $1.79       1,579,186
          2006...............     $1.42       $1.69         553,260
          2005...............     $1.35       $1.42         414,023
          2004...............     $1.19       $1.35         289,933
          2003...............     $1.00(a)    $1.19         237,605
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.66       $0.78       1,224,951
          2011...............     $0.81       $0.66         739,371
          2010...............     $0.69       $0.81         498,562
          2009...............     $0.41       $0.69         370,770
          2008...............     $0.97       $0.41         259,451
          2007...............     $1.00(s)    $0.97          26,136
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.86       $0.94          20,870
          2011...............     $0.90       $0.86           9,235
          2010...............     $0.75       $0.90           3,531
          2009...............     $0.58       $0.75           3,537
          2008...............     $0.96       $0.58              --
          2007...............     $1.00(s)    $0.96              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.27       $1.43         266,466
          2011...............     $1.31       $1.27         348,710
          2010...............     $1.21       $1.31         460,824
          2009...............     $0.85       $1.21         505,591
          2008...............     $1.59       $0.85         604,698
          2007...............     $1.42       $1.59         515,659
          2006...............     $1.33       $1.42       1,133,679
          2005...............     $1.29       $1.33       1,094,462
          2004...............     $1.22       $1.29         751,742
          2003...............     $1.00(a)    $1.22         342,724
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.39       $0.44       4,999,744
          2011...............     $0.40       $0.39       6,135,809
          2010...............     $0.36       $0.40       6,778,978
          2009...............     $0.29       $0.36       7,000,828
          2008...............     $1.37       $0.29       5,460,730
          2007...............     $1.39       $1.37       4,092,334
          2006...............     $1.29       $1.39       3,372,805
          2005...............     $1.28       $1.29       2,681,369
          2004...............     $1.19       $1.28       1,655,540
          2003...............     $1.00(a)    $1.19         826,137
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.88       $1.02          91,561
          2011...............     $0.91       $0.88          87,846
          2010...............     $0.75       $0.91          38,943
          2009...............     $0.55       $0.75          37,168
          2008...............     $0.91       $0.55          22,739
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.07       $2.49         377,163
          2011...............     $2.28       $2.07         363,144
          2010...............     $2.01       $2.28         367,743
          2009...............     $1.47       $2.01         380,379
          2008...............     $2.61       $1.47         457,199
          2007...............     $2.34       $2.61         423,539
          2006...............     $1.84       $2.34         529,300
          2005...............     $1.62       $1.84         512,059
          2004...............     $1.40       $1.62         508,339
          2003...............     $1.00(a)    $1.40         210,842
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.06       2,930,020
          2011...............     $1.02       $1.01       1,221,401
          2010...............     $1.00       $1.02         387,161
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.14       6,613,861
          2011...............     $1.03       $1.05       3,131,912
          2010...............     $1.00       $1.03       1,081,841
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.23       $1.44         167,947
          2011...............     $1.22       $1.23         178,711
          2010...............     $1.10       $1.22         190,417
          2009...............     $0.86       $1.10         197,884
          2008...............     $1.58       $0.86         302,025
          2007...............     $1.68       $1.58         300,449
          2006...............     $1.47       $1.68         301,527
          2005...............     $1.41       $1.47         255,002
          2004...............     $1.24       $1.41         209,351
          2003...............     $1.00(a)    $1.24         127,845

1.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.19       $1.39          71,441
          2011...............     $1.26       $1.19          77,331
          2010...............     $1.12       $1.26          88,962
          2009...............     $0.87       $1.12          97,268
          2008...............     $1.44       $0.87         147,169
          2007...............     $1.56       $1.44         147,283
          2006...............     $1.36       $1.56         168,555
          2005...............     $1.31       $1.36         162,554
          2004...............     $1.20       $1.31         153,052
          2003...............     $1.00(a)    $1.20          76,447
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.28       $1.54         335,929
          2011...............     $1.57       $1.28         434,811
          2010...............     $1.44       $1.57         579,086
          2009...............     $1.17       $1.44         679,516
          2008...............     $2.12       $1.17         750,907
          2007...............     $1.99       $2.12         980,252
          2006...............     $1.58       $1.99       1,070,793
          2005...............     $1.42       $1.58       1,247,119
          2004...............     $1.24       $1.42       1,211,494
          2003...............     $1.00(a)    $1.24         812,657
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.43       $1.65          18,086
          2011...............     $1.53       $1.43          26,017
          2010...............     $1.30       $1.53          26,825
          2009...............     $0.99       $1.30          27,330
          2008...............     $1.65       $0.99          26,896
          2007...............     $1.58       $1.65          30,404
          2006...............     $1.47       $1.58          22,878
          2005...............     $1.36       $1.47          22,944
          2004...............     $1.25       $1.36          42,399
          2003...............     $1.00(a)    $1.25          42,463
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.33       $1.50         204,899
          2011...............     $1.64       $1.33         204,800
          2010...............     $1.38       $1.64         168,006
          2009...............     $0.85       $1.38          80,664
          2008...............     $1.37       $0.85         108,590
          2007...............     $1.32       $1.37         103,714
          2006...............     $1.27       $1.32          71,447
          2005...............      $1.21...   $1.27          62,302
          2004...............     $1.17       $1.21          59,115
          2003...............     $1.00(a)    $1.17          22,527
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02       1,998,989
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.02         866,592
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02         833,710

1.45% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.26       $1.34       1,051,316
          2011...............     $1.19       $1.26       1,190,952
          2010...............     $1.10       $1.19       1,278,935
          2009...............     $0.97       $1.10       1,384,536
          2008...............     $1.13       $0.97       1,335,062
          2007...............     $1.12       $1.13       1,701,616
          2006...............     $1.09       $1.12       1,530,454
          2005...............     $1.08       $1.09       1,593,189
          2004...............     $1.04       $1.08       1,322,060
          2003...............     $1.00(a)    $1.04         750,598


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.87       $2.16        246,811
          2011...............     $1.94       $1.87        284,394
          2010...............     $1.57       $1.94        299,711
          2009...............     $1.17       $1.57        322,944
          2008...............     $1.86       $1.17        310,860
          2007...............     $1.76       $1.86        358,537
          2006...............     $1.63       $1.76        341,590
          2005...............     $1.47       $1.63        360,677
          2004...............     $1.29       $1.47        248,521
          2003...............     $1.00(a)    $1.29         52,629
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.37       $1.56        114,930
          2011...............     $1.37       $1.37         54,447
          2010...............     $1.21       $1.37         72,868
          2009...............     $0.98       $1.21        102,331
          2008...............     $1.58       $0.98         94,152
          2007...............     $1.53       $1.58        142,292
          2006...............     $1.34       $1.53        150,739
          2005...............     $1.30       $1.34        150,459
          2004...............     $1.20       $1.30        150,966
          2003...............     $1.00(a)    $1.20        116,690
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.35       $1.54        157,096
          2011...............     $1.37       $1.35        149,941
          2010...............     $1.22       $1.37        220,247
          2009...............     $1.05       $1.22        209,355
          2008...............     $1.03       $1.05        138,685
          2007...............     $0.95       $1.03        132,842
          2006...............     $0.93       $0.95         11,908
          2005...............     $1.00(o)    $0.93          2,523
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.02       $1.00        202,446
          2011...............     $1.03       $1.02        313,625
          2010...............     $1.05       $1.03        501,739
          2009...............     $1.06       $1.05        600,213
          2008...............     $1.06       $1.06        916,844
          2007...............     $1.02       $1.06        368,468
          2006...............     $0.99       $1.02        487,498
          2005...............     $0.98       $0.99        462,948
          2004...............     $0.99       $0.98        497,929
          2003...............     $1.00(a)    $0.99        383,955
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.15       $1.17         82,599
          2011...............     $1.09       $1.15        135,816
          2010...............     $1.04       $1.09        149,492
          2009...............     $0.97       $1.04        217,580
          2008...............     $1.14       $0.97        236,962
          2007...............     $1.12       $1.14        331,277
          2006...............     $1.08       $1.12        306,441
          2005...............     $1.06       $1.08        329,786
          2004...............     $1.03       $1.06        333,698
          2003...............     $1.00(a)    $1.03        266,265
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.26       $2.62        170,851
          2011...............     $2.17       $2.26        186,393
          2010...............     $1.71       $2.17        204,674
          2009...............     $1.39       $1.71        255,628
          2008...............     $2.22       $1.39        226,542
          2007...............     $2.67       $2.22        250,232
          2006...............     $2.07       $2.67        256,543
          2005...............     $1.89       $2.07        286,850
          2004...............     $1.42       $1.89        244,243
          2003...............     $1.00(a)    $1.42        176,170

1.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.52          23,894
          2011...............     $0.58       $0.46          37,119
          2010...............     $0.56       $0.58          19,072
          2009...............     $0.42       $0.56           9,601
          2008...............     $0.92       $0.42           9,170
          2007...............     $1.00(s)    $0.92          17,042
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.33       $1.50           4,224
          2011...............     $1.31       $1.33          13,352
          2010...............     $1.17       $1.31          25,332
          2009...............     $1.56       $1.17          72,839
          2008...............     $1.56       $1.00          68,017
          2007...............     $0.00       $1.56          62,747
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.27       $1.42         430,573
          2011...............     $1.28       $1.27         586,585
          2010...............     $1.12       $1.28         651,588
          2009...............     $0.84       $1.12         690,218
          2008...............     $1.47       $0.84         771,801
          2007...............     $1.23       $1.47       1,048,382
          2006...............     $1.29       $1.23       1,178,641
          2005...............     $1.29       $1.29       1,221,552
          2004...............     $1.18       $1.29       1,035,414
          2003...............     $1.00(a)    $1.18         584,173
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.47       $1.66         213,034
          2011...............     $1.48       $1.47         218,750
          2010...............     $1.33       $1.48         203,362
          2009...............     $1.13       $1.33         212,582
          2008...............     $1.56       $1.13         198,376
          2007...............     $1.68       $1.56         250,812
          2006...............     $1.44       $1.68         188,322
          2005...............     $1.39       $1.44         182,213
          2004...............     $1.23       $1.39          43,689
          2003...............     $1.00(a)    $1.23          21,199
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.26       $1.33         144,888
          2011...............     $1.14       $1.26         144,499
          2010...............     $1.10       $1.14         105,695
          2009...............     $1.02       $1.10          64,803
          2008...............     $1.05       $1.02           7,506
          2007...............     $1.00(s)    $1.05           7,525
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94          23,452
          2011...............     $1.00       $0.81              --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00              --
          2011...............     $1.00       $0.83              --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.91       $1.05          28,537
          2011...............     $1.00       $0.91           2,141
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.01           5,769
          2011...............     $1.00       $0.87           5,783
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.06           5,342
          2011...............     $1.00       $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04          62,813
          2011...............     $1.00       $0.99           9,933
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89           9,458
          2011...............     $1.00       $0.76              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.91          83,384
          2011...............     $1.00       $0.78           8,539
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.72       $1.97          88,419
          2011...............     $1.80       $1.72         113,061
          2010...............     $1.56       $1.80         129,395
          2009...............     $1.17       $1.56         147,862
          2008...............     $2.07       $1.17         164,330
          2007...............     $1.79       $2.07         205,374
          2006...............     $1.63       $1.79         201,794
          2005...............     $1.42       $1.63         175,114
          2004...............     $1.25       $1.42         121,528
          2003...............     $1.00(a)    $1.25          85,547
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.34       $1.55         690,891
          2011...............     $1.35       $1.34         901,096
          2010...............     $1.19       $1.35         973,175
          2009...............     $0.93       $1.19       1,002,933
          2008...............     $1.65       $0.93       1,046,540
          2007...............     $1.66       $1.65       1,243,553
          2006...............     $1.40       $1.66       1,339,184
          2005...............     $1.35       $1.40       1,526,416
          2004...............     $1.23       $1.35       1,296,829
          2003...............     $1.00(a)    $1.23         696,476
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.32         226,105
          2011...............     $1.15       $1.17          94,609
          2010...............     $1.03       $1.15          83,163
          2009...............     $0.73       $1.03          98,310
          2008...............     $0.98       $0.73          14,228
          2007...............     $1.00(s)    $0.98           2,759
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.23       $2.52          31,957
          2011...............     $2.54       $2.23          54,607
          2010...............     $2.00       $2.54          77,413
          2009...............     $1.45       $2.00         135,656
          2008...............     $2.44       $1.45         147,399
          2007...............     $2.15       $2.44         176,998
          2006...............     $1.94       $2.15         213,117
          2005...............     $1.67       $1.94         219,197
          2004...............     $1.36       $1.67         181,006
          2003...............     $1.00(a)    $1.36         181,032
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.27       $1.41          12,264
          2011...............     $1.31       $1.27          16,398
          2010...............     $1.19       $1.31          26,320
          2009...............     $0.93       $1.19          24,579
          2008...............     $1.44       $0.93          24,281
          2007...............     $1.38       $1.44          35,334
          2006...............     $1.26       $1.38          35,744
          2005...............     $1.26       $1.26          34,753
          2004...............     $1.19       $1.26          15,008
          2003...............     $1.00(a)    $1.19          11,918
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.92       $1.07          76,489
          2011...............     $0.97       $0.92          61,246
          2010...............     $0.76       $0.97          63,937
          2009...............     $0.91       $0.76          61,188
          2008...............     $0.91       $0.60          20,619
          2007...............     $1.00(s)    $0.91              --

1.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.62       $1.77         14,466
          2011...............     $1.72       $1.62         13,378
          2010...............     $1.37       $1.72         12,316
          2009...............     $0.97       $1.37         11,970
          2008...............     $1.71       $0.97         12,212
          2007...............     $1.56       $1.71         14,045
          2006...............     $1.46       $1.56         21,468
          2005...............     $1.41       $1.46         20,794
          2004...............     $1.28       $1.41         15,082
          2003...............     $1.00(a)    $1.28         21,103
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.44       $1.62         29,072
          2011...............     $1.47       $1.44         20,035
          2010...............     $1.34       $1.47         23,258
          2009...............     $1.08       $1.34         26,695
          2008...............     $1.74       $1.08         56,478
          2007...............     $1.71       $1.74         79,058
          2006...............     $1.47       $1.71         72,440
          2005...............     $1.35       $1.47         57,221
          2004...............     $1.21       $1.35         52,742
          2003...............     $1.00(a)    $1.21         65,954
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.76       $3.07         65,538
          2011...............     $3.32       $2.76         60,011
          2010...............     $2.87       $3.32         62,535
          2009...............     $1.69       $2.87         82,172
          2008...............     $3.62       $1.69         93,557
          2007...............     $2.85       $3.62        102,683
          2006...............     $2.26       $2.85        112,218
          2005...............     $1.80       $2.26        118,241
          2004...............     $1.46       $1.80         59,201
          2003...............     $1.00(a)    $1.46         36,575
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.08         57,383
          2011...............     $1.02       $1.07         57,350
          2010...............     $1.00       $1.02         18,606
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.78       $0.88          3,509
          2011...............     $0.84       $0.78          5,198
          2010...............     $0.73       $0.84          1,898
          2009...............     $0.59       $0.73             --
          2008...............     $0.94       $0.59             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.92       $1.01         11,795
          2011...............     $0.94       $0.92         39,556
          2010...............     $0.85       $0.94         37,785
          2009...............     $0.73       $0.85         28,237
          2008...............     $0.97       $0.73             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.06       $1.10        133,438
          2011...............     $1.05       $1.06        106,048
          2010...............     $0.99       $1.05        106,402
          2009...............     $0.94       $0.99        229,366
          2008...............     $1.01       $0.94          8,850
          2007...............     $1.00(s)    $1.01             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.84       $0.93             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.78       $0.88             --
          2009...............     $0.64       $0.78             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.99       $1.05        111,426
          2011...............     $0.99       $0.99        102,999
          2010...............     $0.92       $0.99         96,934
          2009...............     $0.83       $0.92             --
          2008...............     $0.99       $0.83             --
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.38       $1.54         43,879
          2011...............     $1.49       $1.38          1,225
          2010...............     $1.27       $1.49          1,232
          2009...............     $0.78       $1.27          1,239
          2008...............     $1.55       $0.78            489
          2007...............     $1.34       $1.55            492
          2006...............     $1.33       $1.34            494
          2005...............     $1.25       $1.33            496
          2004...............     $1.19       $1.25            498
          2003...............     $1.00(a)    $1.19            501
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.90       $1.04         11,020
          2011...............     $0.90       $0.90             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.95       $0.55             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.41       $1.65         65,748
          2011...............     $1.46       $1.41         55,790
          2010...............     $1.28       $1.46         49,828
          2009...............     $1.01       $1.28        107,599
          2008...............     $1.60       $1.01        109,887
          2007...............     $1.66       $1.60        114,559
          2006...............     $1.45       $1.66        126,720
          2005...............     $1.42       $1.45        106,848
          2004...............     $1.22       $1.42         85,100
          2003...............     $1.00(a)    $1.22         79,508
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.40       $1.56          1,944
          2011...............     $1.42       $1.40             --
          2010...............     $1.32       $1.42             --
          2009...............     $1.05       $1.32             --
          2008...............     $1.52       $1.05             --
          2007...............     $1.43       $1.52          2,327
          2006...............     $1.26       $1.43          2,733
          2005...............     $1.22       $1.26          1,674
          2004...............     $1.17       $1.22          1,680
          2003...............     $1.00(a)    $1.17          1,687
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.10       $1.22             --
          2011...............     $1.14       $1.10             --
          2010...............     $1.07       $1.14          3,480
          2009...............     $0.81       $1.07          4,564
          2008...............     $1.34       $0.81          5,369
          2007...............     $1.33       $1.34          5,554
          2006...............     $1.23       $1.33          5,834
          2005...............     $1.18       $1.23          6,021
          2004...............     $0.00       $1.18          6,408

1.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.48       $1.67          4,219
          2011...............     $1.54       $1.48          2,039
          2010...............     $1.39       $1.54          1,312
          2009...............     $1.70       $1.39             --
          2008...............     $1.70       $1.14             --
          2007...............     $1.68       $1.70          3,197
          2006...............     $1.47       $1.68          3,205
          2005...............     $1.36       $1.47          3,555
          2004...............     $0.00       $1.36          3,226
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.92       $1.03         95,840
          2011...............     $0.94       $0.92         68,073
          2010...............     $0.74       $0.94         65,121
          2009...............     $0.62       $0.74         60,382
          2008...............     $0.92       $0.62         29,695
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.15       $2.52        106,594
          2011...............     $2.35       $2.15        120,164
          2010...............     $2.19       $2.35        170,545
          2009...............     $1.78       $2.19        240,026
          2008...............     $2.43       $1.78        229,793
          2007...............     $1.71       $2.43        238,921
          2006...............     $1.45       $1.71        148,646
          2005...............     $0.00       $1.45         17,529
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.48       $1.63         15,218
          2011...............     $1.46       $1.48         20,847
          2010...............     $1.26       $1.46         34,297
          2009...............     $1.13       $1.26         29,438
          2008...............     $1.45       $1.13         21,224
          2007...............     $1.30       $1.45         33,139
          2006...............     $1.18       $1.30         37,678
          2005...............     $1.14       $1.18         39,571
          2004...............     $1.06       $1.14         27,563
          2003...............     $1.00(c)    $1.06         12,448
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.53       $1.79          1,919
          2011...............     $1.53       $1.53          1,754
          2010...............     $1.28       $1.53             --
          2009...............     $1.05       $1.28             --
          2008...............     $1.63       $1.05          6,127
          2007...............     $1.45       $1.63         15,790
          2006...............     $1.26       $1.45         11,012
          2005...............     $1.17       $1.26          2,111
          2004...............     $0.00       $1.17          2,122
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.27       $1.27         35,607
          2011...............     $1.64       $1.27         15,460
          2010...............     $1.42       $1.64         33,952
          2009...............     $0.83       $1.42         54,890
          2008...............     $2.18       $0.83         42,523
          2007...............     $1.54       $2.18         43,208
          2006...............     $1.25       $1.54         35,570
          2005...............     $1.00(o)    $1.25         26,075
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.34       $1.49        255,780
          2011...............     $1.33       $1.34        275,746
          2010...............     $1.20       $1.33        286,415
          2009...............     $0.96       $1.20        304,845
          2008...............     $1.52       $0.96        256,899
          2007...............     $1.23       $1.52        294,058
          2006...............     $1.19       $1.23        226,483
          2005...............     $1.08       $1.19        169,369
          2004...............     $1.06       $1.08          7,285
          2003...............     $1.00(e)    $1.06          7,230


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.86       $2.07        349,554
          2011...............     $2.19       $1.86        420,419
          2010...............     $1.94       $2.19        438,204
          2009...............     $1.44       $1.94        471,282
          2008...............     $2.53       $1.44        475,314
          2007...............     $2.34       $2.53        579,016
          2006...............     $1.83       $2.34        631,462
          2005...............     $1.67       $1.83        689,722
          2004...............     $1.38       $1.67        510,713
          2003...............     $1.00(f)    $1.38        264,972
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB- ACCOUNT(M)(W):
          2012...............     $1.53       $1.78         40,516
          2011...............     $1.67       $1.53         32,218
          2010...............     $1.48       $1.67         11,540
          2009...............     $1.18       $1.48          2,862
          2008...............     $2.07       $1.18          2,841
          2007...............     $1.73       $2.07          2,888
          2006...............     $1.45       $1.73          2,925
          2005...............     $1.27       $1.45          2,711
          2004...............     $1.13       $1.27          4,867
          2003...............     $1.00(b)    $1.13            945
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $2.04       $2.25          3,594
          2011...............     $2.22       $2.04          5,732
          2010...............     $1.60       $2.22          7,723
          2009...............     $1.15       $1.60         14,550
          2008...............     $2.25       $1.15         15,045
          2007...............     $2.14       $2.25         10,800
          2006...............     $1.93       $2.14          8,257
          2005...............     $1.62       $1.93         17,361
          2004...............     $1.50       $1.62          9,941
          2003...............     $1.00(g)    $1.50          6,416
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.65       $1.84         25,875
          2011...............     $1.68       $1.65         14,631
          2010...............     $1.30       $1.68         11,159
          2009...............     $0.90       $1.30         10,089
          2008...............     $1.43       $0.90          3,008
          2007...............     $1.29       $1.43          3,029
          2006...............     $1.20       $1.29          3,071
          2005...............     $1.00(o)    $1.20          3,139
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.81       $2.28          3,817
          2011...............     $1.95       $1.81          6,675
          2010...............     $1.75       $1.95         12,063
          2009...............     $1.24       $1.75         30,717
          2008...............     $1.90       $1.24         62,306
          2007...............     $1.55       $1.90         46,671
          2006...............     $1.46       $1.55         42,262
          2005...............     $1.26       $1.46         41,938
          2004...............     $0.00       $1.26         39,254
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.39       $1.44         20,450
          2011...............     $1.58       $1.39         36,330
          2010...............     $1.24       $1.58         58,051
          2009...............     $0.94       $1.24         61,997
          2008...............     $1.56       $0.94         65,242
          2007...............     $1.40       $1.56         68,169
          2006...............     $1.35       $1.40         70,536
          2005...............     $1.21       $1.35         74,104
          2004...............     $0.00       $1.21         38,221

1.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.77       $2.07         89,697
          2011...............     $2.06       $1.77        119,894
          2010...............     $1.65       $2.06        135,578
          2009...............     $1.30       $1.65        163,683
          2008...............     $1.78       $1.30        184,561
          2007...............     $1.89       $1.78        204,606
          2006...............     $1.64       $1.89        223,283
          2005...............     $1.59       $1.64        241,495
          2004...............     $1.41       $1.59         91,912
          2003...............     $1.00(i)    $1.41         24,978
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.29       $1.51         21,697
          2011...............     $1.41       $1.29         24,827
          2010...............     $1.20       $1.41         18,032
          2009...............     $0.96       $1.20          7,799
          2008...............     $1.48       $0.96         11,046
          2007...............     $1.47       $1.48         12,909
          2006...............     $1.28       $1.47         15,010
          2005...............     $1.24       $1.28         17,080
          2004...............     $0.00       $1.24         19,604
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.61       $1.80         18,647
          2011...............     $1.62       $1.61          9,220
          2010...............     $1.52       $1.62          9,788
          2009...............     $1.23       $1.52         11,919
          2008...............     $1.48       $1.23          4,193
          2007...............     $1.36       $1.48          4,013
          2006...............     $1.25       $1.36          4,200
          2005...............     $1.18       $1.25          5,914
          2004...............     $1.11       $1.18          6,005
          2003...............     $1.00(a)    $1.11         11,339
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.61       $1.97         13,861
          2011...............     $1.76       $1.61         24,067
          2010...............     $1.67       $1.76         38,234
          2009...............     $1.16       $1.67         52,598
          2008...............     $2.12       $1.16         28,002
          2007...............     $1.57       $2.12         27,445
          2006...............     $1.46       $1.57         25,054
          2005...............     $1.32       $1.46          3,985
          2004...............     $1.13       $1.32            187
          2003...............     $1.00(a)    $1.13          5,716
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.47       $2.76        144,057
          2011...............     $3.71       $2.47        153,939
          2010...............     $3.01       $3.71        168,885
          2009...............     $1.70       $3.01        199,516
          2008...............     $3.62       $1.70        188,690
          2007...............     $2.87       $3.62        180,414
          2006...............     $1.99       $2.87        160,438
          2005...............     $1.53       $1.99        165,420
          2004...............     $1.31       $1.53         79,286
          2003...............     $1.00(a)    $1.31         22,559
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.96       $1.05         59,199
          2011...............     $1.00       $0.96         48,775
          2010...............     $0.88       $1.00         46,301
          2009...............     $0.67       $0.88         38,665
          2008...............     $0.95       $0.67         20,715
          2007...............     $1.00(s)    $0.95          5,710


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.37       $1.57         95,467
          2011...............     $1.38       $1.37         80,931
          2010...............     $1.25       $1.38         63,537
          2009...............     $0.91       $1.25         72,113
          2008...............     $1.47       $0.91         39,518
          2007...............     $1.34       $1.47         27,155
          2006...............     $1.27       $1.34         23,480
          2005...............     $1.23       $1.27         24,111
          2004...............     $1.15       $1.23         29,105
          2003...............     $1.00(a)    $1.15         28,823
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.25       $1.43             68
          2011...............     $1.35       $1.25             68
          2010...............     $1.06       $1.35             68
          2009...............     $0.76       $1.06             --
          2008...............     $1.60       $0.76             --
          2007...............     $1.48       $1.60             --
          2006...............     $1.47       $1.48             --
          2005...............     $1.45       $1.47             --
          2004...............     $1.28       $1.45            998
          2003...............     $1.00(a)    $1.28            874
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.77       $2.10         60,419
          2011...............     $2.00       $1.77         82,125
          2010...............     $1.49       $2.00         89,334
          2009...............     $0.93       $1.49        108,144
          2008...............     $1.56       $0.93        126,136
          2007...............     $1.55       $1.56        183,364
          2006...............     $1.39       $1.55        205,328
          2005...............     $1.35       $1.39        234,937
          2004...............     $1.28       $1.35        277,056
          2003...............     $1.00(a)    $1.28        129,839
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.53       $1.75        163,125
          2011...............     $1.56       $1.53        153,166
          2010...............     $1.43       $1.56        141,761
          2009...............     $1.18       $1.43        172,060
          2008...............     $1.78       $1.18         79,633
          2007...............     $1.69       $1.78         30,484
          2006...............     $1.41       $1.68          2,569
          2005...............     $1.35       $1.41          2,690
          2004...............     $1.19       $1.35          2,926
          2003...............     $1.00(a)    $1.19          2,937
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.77         68,252
          2011...............     $0.81       $0.65         39,638
          2010...............     $0.69       $0.81         35,272
          2009...............     $0.41       $0.69         47,712
          2008...............     $0.97       $0.41         12,103
          2007...............     $1.00(s)    $0.97          5,330
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.86       $0.94             --
          2011...............     $0.90       $0.86             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.58       $0.74             --
          2008...............     $0.96       $0.58             --
          2007...............     $1.00(s)    $0.96             --

1.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.26       $1.41         26,853
          2011...............     $1.30       $1.26         23,991
          2010...............     $1.20       $1.30         27,065
          2009...............     $0.85       $1.20         32,750
          2008...............     $1.58       $0.85         25,646
          2007...............     $1.41       $1.58         24,855
          2006...............     $1.33       $1.41         31,093
          2005...............     $1.29       $1.33         76,062
          2004...............     $1.22       $1.29         31,278
          2003...............     $1.00(a)    $1.22          3,587
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.39       $0.44        629,973
          2011...............     $0.40       $0.39        803,915
          2010...............     $0.36       $0.40        770,767
          2009...............     $0.29       $0.36        810,878
          2008...............     $1.36       $0.29        497,179
          2007...............     $1.38       $1.36        524,941
          2006...............     $1.29       $1.38        517,383
          2005...............     $1.28       $1.29        535,221
          2004...............     $1.19       $1.28        448,019
          2003...............     $1.00(a)    $1.19        285,507
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.87       $1.01             --
          2011...............     $0.91       $0.87             --
          2010...............     $0.75       $0.91             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.06       $2.47         35,344
          2011...............     $2.26       $2.06         27,111
          2010...............     $2.00       $2.26         33,505
          2009...............     $1.46       $2.00         62,067
          2008...............     $2.60       $1.46         51,056
          2007...............     $2.33       $2.60         50,850
          2006...............     $1.83       $2.33         52,606
          2005...............     $1.62       $1.83         50,596
          2004...............     $1.40       $1.62         36,763
          2003...............     $1.00(a)    $1.40         33,621
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05        160,153
          2011...............     $1.02       $1.01        137,628
          2010...............     $1.00       $1.02         15,638
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.14        383,336
          2011...............     $1.03       $1.05        106,084
          2010...............     $1.00       $1.03         29,605
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.21       $1.43          3,606
          2011...............     $1.21       $1.21             --
          2010...............     $1.09       $1.21             --
          2009...............     $0.86       $1.09             --
          2008...............     $1.57       $0.86             --
          2007...............     $1.68       $1.57             --
          2006...............     $1.47       $1.68          1,374
          2005...............     $1.40       $1.47          1,380
          2004...............     $1.23       $1.40          1,386
          2003...............     $1.00(a)    $1.23          1,392


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.18       $1.38          3,719
          2011...............     $1.25       $1.18          4,490
          2010...............     $1.11       $1.25          4,931
          2009...............     $0.87       $1.11          2,155
          2008...............     $1.43       $0.87          3,000
          2007...............     $1.55       $1.43          3,267
          2006...............     $1.36       $1.55          3,561
          2005...............     $1.31       $1.36          4,067
          2004...............     $0.00       $1.31          4,633
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.27       $1.53         57,999
          2011...............     $1.55       $1.27         80,453
          2010...............     $1.43       $1.55         89,992
          2009...............     $1.17       $1.43         95,676
          2008...............     $2.11       $1.17        105,130
          2007...............     $1.98       $2.11        166,582
          2006...............     $1.57       $1.98        209,504
          2005...............     $1.42       $1.57        236,052
          2004...............     $1.24       $1.42        340,209
          2003...............     $1.00(a)    $1.24        233,715
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.42       $1.63             --
          2011...............     $1.52       $1.42             --
          2010...............     $1.29       $1.52             --
          2009...............     $0.99       $1.29             --
          2008...............     $1.64       $0.99             --
          2007...............     $1.00(s)    $1.64             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.32       $1.48          2,300
          2011...............     $1.63       $1.32          5,232
          2010...............     $1.37       $1.63          3,108
          2009...............     $0.85       $1.37            267
          2008...............     $1.36       $0.85          9,943
          2007...............     $1.31       $1.36          9,969
          2006...............     $1.26       $1.31          9,995
          2005...............     $1.21       $1.26         10,021
          2004...............     $1.17       $1.21         11,887
          2003...............     $1.00(a)    $1.17         20,087
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02             --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02             --

1.50% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.22       $1.29         335,790
          2011...............     $1.15       $1.22         442,409
          2010...............     $1.06       $1.15         652,365
          2009...............     $0.93       $1.06         632,501
          2008...............     $1.10       $0.93         801,936
          2007...............     $1.09       $1.10       1,091,165
          2006...............     $1.06       $1.09       1,011,277
          2005...............     $1.05       $1.06         738,106
          2004...............     $1.01       $1.05         365,822
          2003...............     $1.00(a)    $1.01          70,134

1.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.89       $2.18         77,330
          2011...............     $1.96       $1.89         98,912
          2010...............     $1.58       $1.96        140,243
          2009...............     $1.17       $1.58        198,303
          2008...............     $1.88       $1.17        242,893
          2007...............     $1.78       $1.88        291,391
          2006...............     $1.64       $1.78        285,775
          2005...............     $1.49       $1.64        214,362
          2004...............     $1.31       $1.49         76,945
          2003...............     $1.00(a)    $1.31         15,400
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.38       $1.57         46,297
          2011...............     $1.38       $1.38         35,475
          2010...............     $1.22       $1.38         14,169
          2009...............     $0.98       $1.22          2,429
          2008...............     $1.59       $0.98          3,972
          2007...............     $1.54       $1.59         20,451
          2006...............     $1.36       $1.54         69,026
          2005...............     $1.32       $1.36         72,645
          2004...............     $1.21       $1.32         91,422
          2003...............     $1.00(a)    $1.21         91,140
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.34       $1.54         26,001
          2011...............     $1.37       $1.34         49,929
          2010...............     $1.22       $1.37        117,868
          2009...............     $1.05       $1.22         44,674
          2008...............     $1.03       $1.05        242,034
          2007...............     $0.95       $1.03         71,456
          2006...............     $0.00       $0.95         15,607
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.02       $1.00         47,218
          2011...............     $1.03       $1.02         60,848
          2010...............     $1.05       $1.03        132,931
          2009...............     $1.06       $1.05        436,305
          2008...............     $1.06       $1.06        365,373
          2007...............     $1.02       $1.06        346,860
          2006...............     $1.00       $1.02        230,672
          2005...............     $0.99       $1.00        157,573
          2004...............     $0.99       $0.99        149,603
          2003...............     $1.00(a)    $0.99         16,001
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.12       $1.14         24,157
          2011...............     $1.07       $1.12         70,864
          2010...............     $1.01       $1.07         89,111
          2009...............     $0.95       $1.01         59,022
          2008...............     $1.11       $0.95         87,086
          2007...............     $1.09       $1.11        114,592
          2006...............     $1.05       $1.09        112,616
          2005...............     $1.04       $1.05        112,601
          2004...............     $1.01       $1.04        122,441
          2003...............     $1.00(a)    $1.01         35,702
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.08       $2.42         47,933
          2011...............     $2.01       $2.08         54,169
          2010...............     $1.58       $2.01         73,231
          2009...............     $1.29       $1.58        113,906
          2008...............     $2.05       $1.29        134,144
          2007...............     $2.47       $2.05        166,075
          2006...............     $1.92       $2.47        169,963
          2005...............     $1.75       $1.92        165,745
          2004...............     $1.31       $1.75        127,891
          2003...............     $1.00(a)    $1.31         55,148


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.51             --
          2011...............     $0.58       $0.46         16,658
          2010...............     $0.56       $0.58         15,107
          2009...............     $0.42       $0.56         15,426
          2008...............     $0.92       $0.42         11,338
          2007...............     $1.00(s)    $0.92         11,159
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.35       $1.52         45,797
          2011...............     $1.33       $1.35         42,112
          2010...............     $1.19       $1.33          8,478
          2009...............     $1.02       $1.19          7,487
          2008...............     $1.59       $1.02          7,939
          2007...............     $1.62       $1.59         14,398
          2006...............     $1.41       $1.62         14,343
          2005...............     $1.37       $1.41         17,053
          2004...............     $1.23       $1.37         13,529
          2003...............     $1.00(a)    $1.23          9,246
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.26       $1.41        181,781
          2011...............     $1.27       $1.26        201,232
          2010...............     $1.11       $1.27        285,834
          2009...............     $0.84       $1.11        415,961
          2008...............     $1.46       $0.84        548,939
          2007...............     $1.23       $1.46        614,237
          2006...............     $1.29       $1.23        721,638
          2005...............     $1.28       $1.29        526,980
          2004...............     $1.18       $1.28        270,454
          2003...............     $1.00(a)    $1.18         86,407
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.48       $1.67         76,198
          2011...............     $1.49       $1.48         91,933
          2010...............     $1.34       $1.49        144,412
          2009...............     $1.13       $1.34        190,357
          2008...............     $1.57       $1.13        187,692
          2007...............     $1.68       $1.57        253,536
          2006...............     $1.44       $1.68        250,439
          2005...............     $1.40       $1.44        163,418
          2004...............     $0.00       $1.40          7,901
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.26       $1.33         30,267
          2011...............     $1.14       $1.26         14,986
          2010...............     $1.10       $1.14         76,396
          2009...............     $1.01       $1.10         14,777
          2008...............     $1.05       $1.01         11,794
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.91       $1.05             --
          2011...............     $1.00       $0.91             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.01          2,974
          2011...............     $1.00       $0.87             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.06             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04          3,521
          2011...............     $1.00       $0.99             --

1.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.91          7,492
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.70       $1.95         21,733
          2011...............     $1.78       $1.70         29,126
          2010...............     $1.54       $1.78         34,304
          2009...............     $1.16       $1.54         51,762
          2008...............     $2.05       $1.16         82,231
          2007...............     $1.77       $2.05        116,023
          2006...............     $1.62       $1.77        101,727
          2005...............     $1.41       $1.62         83,103
          2004...............     $1.24       $1.41         88,011
          2003...............     $1.00(a)    $1.24         36,548
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.37       $1.58        190,374
          2011...............     $1.38       $1.37        241,770
          2010...............     $1.22       $1.38        355,758
          2009...............     $0.95       $1.22        471,331
          2008...............     $1.69       $0.95        650,047
          2007...............     $1.69       $1.69        728,291
          2006...............     $1.43       $1.69        700,387
          2005...............     $1.38       $1.43        606,663
          2004...............     $1.26       $1.38        366,035
          2003...............     $1.00(a)    $1.26         97,430
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.32          7,205
          2011...............     $1.15       $1.17          3,551
          2010...............     $1.02       $1.15          6,449
          2009...............     $0.72       $1.02         18,410
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.28       $2.57          9,835
          2011...............     $2.60       $2.28         12,370
          2010...............     $2.05       $2.60         11,817
          2009...............     $1.49       $2.05         12,847
          2008...............     $2.50       $1.49         30,681
          2007...............     $2.20       $2.50         47,480
          2006...............     $1.99       $2.20         52,327
          2005...............     $1.71       $1.99         51,325
          2004...............     $1.39       $1.71         63,256
          2003...............     $1.00(a)    $1.39         21,169
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.28       $1.42             --
          2011...............     $1.32       $1.28         12,070
          2010...............     $1.20       $1.32         20,267
          2009...............     $0.94       $1.20         17,802
          2008...............     $1.45       $0.94         20,265
          2007...............     $1.39       $1.45         19,929
          2006...............     $1.27       $1.39         27,778
          2005...............     $1.28       $1.27         27,856
          2004...............     $0.00       $1.28         17,567
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.07          2,252
          2011...............     $0.97       $0.91          2,448
          2010...............     $0.76       $0.97         22,048
          2009...............     $0.60       $0.76          3,228
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(s)    $0.91             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.65       $1.81          4,306
          2011...............     $1.76       $1.65          4,410
          2010...............     $1.40       $1.76          4,517
          2009...............     $0.99       $1.40          4,945
          2008...............     $1.75       $0.99         18,330
          2007...............     $1.60       $1.75         30,479
          2006...............     $1.49       $1.60         32,303
          2005...............     $1.45       $1.49         39,795
          2004...............     $1.32       $1.45         62,165
          2003...............     $1.00(a)    $1.32         45,803
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.41       $1.59         10,151
          2011...............     $1.45       $1.41         11,535
          2010...............     $1.32       $1.45         14,266
          2009...............     $1.07       $1.32         14,465
          2008...............     $1.72       $1.07         27,689
          2007...............     $1.69       $1.72         29,253
          2006...............     $1.45       $1.69         27,407
          2005...............     $1.33       $1.45         19,349
          2004...............     $1.20       $1.33         19,930
          2003...............     $1.00(a)    $1.20          6,259
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.72       $3.03         31,449
          2011...............     $3.28       $2.72         30,226
          2010...............     $2.83       $3.28         43,970
          2009...............     $1.66       $2.83         65,777
          2008...............     $3.57       $1.66         94,937
          2007...............     $2.82       $3.57        101,330
          2006...............     $2.23       $2.82        120,951
          2005...............     $1.78       $2.23         92,774
          2004...............     $1.45       $1.78         64,008
          2003...............     $1.00(a)    $1.45         25,022
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.08          4,796
          2011...............     $1.02       $1.07          4,841
          2010...............     $1.00       $1.02             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.78       $0.88             --
          2011...............     $0.83       $0.78             --
          2010...............     $0.73       $0.83             --
          2009...............     $0.59       $0.73             --
          2008...............     $0.94       $0.59             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.92       $1.00             --
          2011...............     $0.94       $0.92         15,885
          2010...............     $0.85       $0.94             --
          2009...............     $0.73       $0.85             --
          2008...............     $0.97       $0.73             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.06       $1.10          6,274
          2011...............     $1.05       $1.06          6,293
          2010...............     $0.99       $1.05          4,078
          2009...............     $0.94       $0.99          4,090
          2008...............     $1.01       $0.94          2,283
          2007...............     $1.00(s)    $1.01          2,290
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.84       $0.93         59,108
          2011...............     $0.88       $0.84         59,286
          2010...............     $0.78       $0.88             --
          2009...............     $0.64       $0.78             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(s)    $0.95             --

1.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.99       $1.05         6,209
          2011...............     $0.99       $0.99         6,081
          2010...............     $0.92       $0.99         9,554
          2009...............     $0.83       $0.92            --
          2008...............     $0.99       $0.83            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.36       $1.52         2,918
          2011...............     $1.48       $1.36            --
          2010...............     $1.25       $1.48         6,759
          2009...............     $0.77       $1.25         6,779
          2008...............     $1.53       $0.77         6,800
          2007...............     $1.33       $1.53         6,820
          2006...............     $1.32       $1.33         6,841
          2005...............     $1.25       $1.32         6,861
          2004...............     $1.18       $1.25         6,771
          2003...............     $1.00(a)    $1.18         6,792
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.90       $1.03        20,495
          2011...............     $0.90       $0.90        15,964
          2010...............     $0.75       $0.90         8,689
          2009...............     $0.55       $0.75            --
          2008...............     $0.95       $0.55            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.44       $1.68        11,766
          2011...............     $1.49       $1.44        22,171
          2010...............     $1.31       $1.49        25,601
          2009...............     $1.03       $1.31        29,045
          2008...............     $1.63       $1.03        33,502
          2007...............     $1.70       $1.63        34,074
          2006...............     $1.48       $1.70        42,289
          2005...............     $1.45       $1.48        42,648
          2004...............     $1.25       $1.45        32,574
          2003...............     $1.00(a)    $1.25         2,269
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.40       $1.56            --
          2011...............     $1.42       $1.40            --
          2010...............     $1.32       $1.42            --
          2009...............     $1.05       $1.32            --
          2008...............     $1.53       $1.05            --
          2007...............     $1.44       $1.53            --
          2006...............     $1.27       $1.44        14,332
          2005...............     $0.00       $1.27        14,440
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.10       $1.21         8,580
          2011...............     $1.13       $1.10         6,424
          2010...............     $1.07       $1.13            --
          2009...............     $0.81       $1.07         2,359
          2008...............     $1.34       $0.81            --
          2007...............     $0.00       $1.34            --
          2006...............     $1.23       $0.00            --
          2005...............     $1.19       $1.23         2,891
          2004...............     $0.00       $1.19         4,674
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.51       $1.70            --
          2011...............     $1.57       $1.51         4,257
          2010...............     $1.42       $1.57        10,323
          2009...............     $1.16       $1.42        10,170
          2008...............     $1.74       $1.16        10,177
          2007...............     $1.72       $1.74        58,716
          2006...............     $1.51       $1.72        59,020
          2005...............     $0.00       $1.51        71,728


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $0.91       $1.02         50,717
          2011...............     $0.94       $0.91         38,859
          2010...............     $0.74       $0.94          4,880
          2009...............     $0.62       $0.74          4,362
          2008...............     $0.92       $0.62          4,807
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.14       $2.51         14,966
          2011...............     $2.34       $2.14         24,387
          2010...............     $2.18       $2.34         22,066
          2009...............     $1.77       $2.18         28,236
          2008...............     $2.43       $1.77         47,849
          2007...............     $1.71       $2.43         77,491
          2006...............     $1.44       $1.71         39,295
          2005...............     $1.18       $1.44         19,847
          2004...............     $1.06       $1.18         19,976
          2003...............     $1.00(b)    $1.06          4,548
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.48       $1.62         13,553
          2011...............     $1.45       $1.48         13,887
          2010...............     $1.26       $1.45          8,411
          2009...............     $1.13       $1.26          8,440
          2008...............     $1.45       $1.13          9,306
          2007...............     $1.29       $1.45         10,542
          2006...............     $1.18       $1.29          9,606
          2005...............     $1.14       $1.18          8,489
          2004...............     $0.00       $1.14          8,449
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.53       $1.78             --
          2011...............     $1.52       $1.53             --
          2010...............     $1.28       $1.52             --
          2009...............     $1.05       $1.28             --
          2008...............     $1.63       $1.05             --
          2007...............     $1.00(s)    $1.63             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.26       $1.27         25,554
          2011...............     $1.63       $1.26         20,398
          2010...............     $1.42       $1.63         14,366
          2009...............     $0.83       $1.42         16,026
          2008...............     $2.18       $0.83         21,478
          2007...............     $1.54       $2.18         40,852
          2006...............     $0.00       $1.54          1,730
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.33       $1.48        106,279
          2011...............     $1.33       $1.33        136,664
          2010...............     $1.20       $1.33        214,463
          2009...............     $0.96       $1.20        273,095
          2008...............     $1.52       $0.96        285,404
          2007...............     $1.23       $1.52        394,658
          2006...............     $1.19       $1.23        406,893
          2005...............     $1.08       $1.19        245,382
          2004...............     $1.06       $1.08         15,979
          2003...............     $1.00(e)    $1.06          4,978
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.90       $2.12        140,149
          2011...............     $2.24       $1.90        156,614
          2010...............     $1.99       $2.24        219,020
          2009...............     $1.48       $1.99        260,873
          2008...............     $2.60       $1.48        350,204
          2007...............     $2.40       $2.60        390,383
          2006...............     $1.88       $2.40        429,682
          2005...............     $1.72       $1.88        359,489
          2004...............     $1.42       $1.72        172,654
          2003...............     $1.00(f)    $1.42         31,368

1.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.52       $1.77         68,686
          2011...............     $1.67       $1.52         52,706
          2010...............     $1.47       $1.67          2,658
          2009...............     $1.18       $1.47          8,970
          2008...............     $2.07       $1.18          9,666
          2007...............     $1.73       $2.07         31,496
          2006...............     $1.45       $1.73         24,057
          2005...............     $1.27       $1.45          7,775
          2004...............     $1.13       $1.27         13,591
          2003...............     $1.00(b)    $1.13          4,940
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $2.00       $2.20             --
          2011...............     $2.18       $2.00             --
          2010...............     $1.57       $2.18             --
          2009...............     $1.13       $1.57             --
          2008...............     $2.21       $1.13            166
          2007...............     $2.11       $2.21            910
          2006...............     $1.90       $2.11          1,036
          2005...............     $1.60       $1.90            397
          2004...............     $1.48       $1.60            417
          2003...............     $1.00(g)    $1.48          6,218
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.64       $1.84          3,093
          2011...............     $1.68       $1.64             --
          2010...............     $1.29       $1.68             --
          2009...............     $0.89       $1.29          1,236
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(s)    $1.42             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.80       $2.27          6,829
          2011...............     $1.94       $1.80          8,086
          2010...............     $1.75       $1.94          8,273
          2009...............     $1.23       $1.75          3,526
          2008...............     $1.89       $1.23         10,042
          2007...............     $1.54       $1.89         12,715
          2006...............     $1.45       $1.54          8,423
          2005...............     $1.26       $1.45          8,441
          2004...............     $1.10       $1.26          6,087
          2003...............     $1.00(b)    $1.10          1,493
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.39       $1.44          9,964
          2011...............     $1.57       $1.39         13,232
          2010...............     $1.24       $1.57         16,657
          2009...............     $0.93       $1.24         22,612
          2008...............     $1.56       $0.93         28,349
          2007...............     $1.40       $1.56         57,903
          2006...............     $1.35       $1.40         49,910
          2005...............     $1.21       $1.35         34,696
          2004...............     $0.00       $1.21         28,178
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.84       $2.15         45,896
          2011...............     $2.14       $1.84         63,895
          2010...............     $1.72       $2.14         82,757
          2009...............     $1.35       $1.72        125,919
          2008...............     $1.86       $1.35        157,205
          2007...............     $1.97       $1.86        192,698
          2006...............     $1.71       $1.97        208,627
          2005...............     $1.67       $1.71        163,098
          2004...............     $1.47       $1.67         84,773
          2003...............     $1.00(i)    $1.47         12,510
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.28       $1.50          5,156
          2011...............     $1.40       $1.28          5,566
          2010...............     $1.20       $1.40         10,980
          2009...............     $0.96       $1.20          9,914
          2008...............     $1.48       $0.96          4,712
          2007...............     $1.00       $1.48          3,064


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.59       $1.77             --
          2011...............     $1.59       $1.59             --
          2010...............     $1.49       $1.59             --
          2009...............     $1.21       $1.49             --
          2008...............     $1.46       $1.21             --
          2007...............     $1.34       $1.46         18,524
          2006...............     $0.00       $1.34         18,806
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.65       $2.01         10,623
          2011...............     $1.80       $1.65          8,488
          2010...............     $1.71       $1.80         12,685
          2009...............     $1.19       $1.71         47,618
          2008...............     $2.17       $1.19         40,042
          2007...............     $1.61       $2.17         54,528
          2006...............     $1.50       $1.61         23,426
          2005...............     $1.35       $1.50         20,716
          2004...............     $0.00       $1.35         23,274
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.56       $2.85         43,916
          2011...............     $3.84       $2.56         49,076
          2010...............     $3.12       $3.84         63,609
          2009...............     $1.77       $3.12         90,183
          2008...............     $3.75       $1.77        126,255
          2007...............     $2.98       $3.75        128,791
          2006...............     $2.06       $2.98        138,702
          2005...............     $1.58       $2.06        116,405
          2004...............     $0.00       $1.58         38,679
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.96       $1.04          4,245
          2011...............     $1.00       $0.96          3,260
          2010...............     $0.88       $1.00          3,259
          2009...............     $0.67       $0.88          2,807
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.36       $1.56          7,959
          2011...............     $1.37       $1.36         15,672
          2010...............     $1.24       $1.37         12,034
          2009...............     $0.91       $1.24         16,271
          2008...............     $1.46       $0.91         23,888
          2007...............     $1.34       $1.46         29,072
          2006...............     $1.26       $1.34         10,147
          2005...............     $1.23       $1.26         10,177
          2004...............     $1.15       $1.23         12,727
          2003...............     $1.00(a)    $1.15         12,765
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.23       $1.41          7,360
          2011...............     $1.33       $1.23          5,384
          2010...............     $1.05       $1.33         12,053
          2009...............     $0.75       $1.05             --
          2008...............     $1.58       $0.75         16,465
          2007...............     $1.46       $1.58         19,976
          2006...............     $1.45       $1.46          4,886
          2005...............     $1.43       $1.45          4,901
          2004...............     $1.27       $1.43         28,599
          2003...............     $1.00(a)    $1.27         36,726
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.74       $2.08         10,411
          2011...............     $1.98       $1.74         11,209
          2010...............     $1.48       $1.98         22,113
          2009...............     $0.92       $1.48         26,361
          2008...............     $1.54       $0.92         52,430
          2007...............     $1.53       $1.54         73,787
          2006...............     $1.38       $1.53         74,789
          2005...............     $1.33       $1.38         82,492
          2004...............     $1.27       $1.33         96,350
          2003...............     $1.00(a)    $1.27         49,273

1.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.57       $1.79         16,293
          2011...............     $1.60       $1.57         29,121
          2010...............     $1.46       $1.60         36,051
          2009...............     $1.21       $1.46         33,548
          2008...............     $1.82       $1.21         54,149
          2007...............     $1.72       $1.82         43,980
          2006...............     $1.45       $1.72         35,109
          2005...............     $1.38       $1.45         38,613
          2004...............     $1.22       $1.38         64,444
          2003...............     $1.00(a)    $1.22         11,407
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.77          3,056
          2011...............     $0.81       $0.65          2,804
          2010...............     $0.69       $0.81          2,988
          2009...............     $0.41       $0.69          2,536
          2008...............     $0.97       $0.41         12,658
          2007...............     $1.00(s)    $0.97         12,639
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.86       $0.94             --
          2011...............     $0.90       $0.86             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.58       $0.74             --
          2008...............     $0.96       $0.58             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.26       $1.41             --
          2011...............     $1.30       $1.26          8,561
          2010...............     $1.21       $1.30          8,209
          2009...............     $0.85       $1.21         62,195
          2008...............     $1.59       $0.85          7,837
          2007...............     $1.42       $1.59         12,846
          2006...............     $1.34       $1.42         40,905
          2005...............     $1.29       $1.34         45,468
          2004...............     $1.23       $1.29         76,316
          2003...............     $1.00(a)    $1.23          4,438
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.36       $0.40        176,587
          2011...............     $0.37       $0.36        293,068
          2010...............     $0.33       $0.37        404,919
          2009...............     $0.27       $0.33        539,837
          2008...............     $1.26       $0.27        378,134
          2007...............     $1.28       $1.26        275,627
          2006...............     $1.19       $1.28        258,525
          2005...............     $1.18       $1.19        183,827
          2004...............     $1.11       $1.18         92,382
          2003...............     $1.00(a)    $1.11         25,644
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.87       $1.01             --
          2011...............     $0.90       $0.87             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.15       $2.58          8,272
          2011...............     $2.37       $2.15          7,823
          2010...............     $2.09       $2.37          7,931
          2009...............     $1.53       $2.09          7,849
          2008...............     $2.73       $1.53         20,505
          2007...............     $2.45       $2.73         32,044
          2006...............     $1.92       $2.45         31,498
          2005...............     $1.70       $1.92         35,709
          2004...............     $1.47       $1.70         33,685
          2003...............     $1.00(a)    $1.47         11,128


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05         40,761
          2011...............     $1.02       $1.01         46,270
          2010...............     $1.00       $1.02        130,733
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13        290,742
          2011...............     $1.03       $1.05        213,131
          2010...............     $1.00       $1.03        155,825
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT:
          2012...............     $1.26       $1.48             --
          2011...............     $1.26       $1.26             --
          2010...............     $1.13       $1.26             --
          2009...............     $0.89       $1.13             --
          2008...............     $1.64       $0.89            855
          2007...............     $1.75       $1.64            857
          2006...............     $1.53       $1.75          1,722
          2005...............     $1.47       $1.53          2,464
          2004...............     $0.00       $1.47         27,245
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.21       $1.42             --
          2011...............     $1.28       $1.21             --
          2010...............     $1.14       $1.28             --
          2009...............     $0.89       $1.14             --
          2008...............     $1.48       $0.89             --
          2007...............     $1.59       $1.48          7,304
          2006...............     $0.00       $1.59          7,326
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.29       $1.55          2,368
          2011...............     $1.58       $1.29         10,118
          2010...............     $1.46       $1.58         19,378
          2009...............     $1.19       $1.46         18,816
          2008...............     $2.15       $1.19         35,980
          2007...............     $2.02       $2.15         40,212
          2006...............     $1.60       $2.02         46,549
          2005...............     $1.45       $1.60         53,129
          2004...............     $1.27       $1.45         56,172
          2003...............     $1.00(a)    $1.27         27,374
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.40       $1.61          3,338
          2011...............     $1.49       $1.40          3,663
          2010...............     $1.27       $1.49          3,793
          2009...............     $0.97       $1.27          4,211
          2008...............     $1.61       $0.97          4,741
          2007...............     $0.00       $1.61         21,758
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.32       $1.48             --
          2011...............     $1.63       $1.32             --
          2010...............     $1.37       $1.63             --
          2009...............     $0.85       $1.37             --
          2008...............     $1.37       $0.85             --
          2007...............     $1.31       $1.37          2,709
          2006...............     $1.26       $1.31          2,717
          2005...............     $1.21       $1.26          2,725
          2004...............     $1.17       $1.21          4,556
          2003...............     $1.00(a)    $1.17          4,569
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02             --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02             --

1.55% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.25       $1.33       9,584,904
          2011...............     $1.18       $1.25      11,352,450
          2010...............     $1.09       $1.18      13,609,645
          2009...............     $0.96       $1.09      14,857,448
          2008...............     $1.13       $0.96      15,749,874
          2007...............     $1.12       $1.13      17,531,751
          2006...............     $1.09       $1.12      11,972,066
          2005...............     $1.08       $1.09       9,044,946
          2004...............     $1.04       $1.08       5,905,850
          2003...............     $1.00(a)    $1.04       2,702,270
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.86       $2.14       1,714,993
          2011...............     $1.93       $1.86       2,030,512
          2010...............     $1.56       $1.93       2,325,942
          2009...............     $1.16       $1.56       2,447,846
          2008...............     $1.85       $1.16       2,721,763
          2007...............     $1.75       $1.85       2,787,069
          2006...............     $1.62       $1.75       2,119,352
          2005...............     $1.47       $1.62       1,682,418
          2004...............     $1.29       $1.47       1,265,670
          2003...............     $1.00(a)    $1.29         591,118
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.36       $1.54         990,266
          2011...............     $1.36       $1.36         938,118
          2010...............     $1.20       $1.36       1,165,195
          2009...............     $0.97       $1.20       1,686,147
          2008...............     $1.57       $0.97       1,801,608
          2007...............     $1.52       $1.57       2,839,766
          2006...............     $1.34       $1.52       2,729,685
          2005...............     $1.30       $1.34       2,983,925
          2004...............     $1.20       $1.30       1,752,518
          2003...............     $1.00(a)    $1.20         609,821
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.34       $1.53       3,528,580
          2011...............     $1.36       $1.34       3,790,582
          2010...............     $1.22       $1.36       4,314,377
          2009...............     $1.05       $1.22       4,001,330
          2008...............     $1.02       $1.05       4,159,864
          2007...............     $0.95       $1.02       3,618,967
          2006...............     $0.93       $0.95       1,621,162
          2005...............     $1.00(o)    $0.93         430,175
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.01       $0.99       2,892,730
          2011...............     $1.03       $1.01       4,400,562
          2010...............     $1.04       $1.03       3,505,411
          2009...............     $1.06       $1.04       4,925,415
          2008...............     $1.05       $1.06       7,660,374
          2007...............     $1.02       $1.05       6,117,045
          2006...............     $0.99       $1.02       4,393,698
          2005...............     $0.98       $0.99       2,403,008
          2004...............     $0.99       $0.98       1,603,772
          2003...............     $1.00(a)    $0.99       1,262,419
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.14       $1.16       2,859,951
          2011...............     $1.08       $1.14       3,492,199
          2010...............     $1.03       $1.08       4,310,675
          2009...............     $0.97       $1.03       4,391,137
          2008...............     $1.13       $0.97       5,379,112
          2007...............     $1.11       $1.13       6,687,762
          2006...............     $1.07       $1.11       5,583,809
          2005...............     $1.06       $1.07       5,094,000
          2004...............     $1.03       $1.06       2,910,291
          2003...............     $1.00(a)    $1.03       1,373,027


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.24       $2.60       1,620,568
          2011...............     $2.15       $2.24       1,796,987
          2010...............     $1.70       $2.15       2,224,269
          2009...............     $1.38       $1.70       2,585,806
          2008...............     $2.21       $1.38       2,665,887
          2007...............     $2.66       $2.21       2,916,085
          2006...............     $2.07       $2.66       2,753,523
          2005...............     $1.89       $2.07       2,663,693
          2004...............     $1.42       $1.89       2,127,796
          2003...............     $1.00(a)    $1.42       1,138,867
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.51         307,447
          2011...............     $0.58       $0.46         340,692
          2010...............     $0.56       $0.58         304,517
          2009...............     $0.42       $0.56         328,053
          2008...............     $0.92       $0.42         358,200
          2007...............     $1.00(s)    $0.92         150,696
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.31       $1.48         224,351
          2011...............     $1.30       $1.31         246,650
          2010...............     $1.16       $1.30         295,255
          2009...............     $1.00       $1.16         322,000
          2008...............     $1.55       $1.00         336,540
          2007...............     $1.58       $1.55         328,626
          2006...............     $1.38       $1.58         253,249
          2005...............     $1.34       $1.38         334,926
          2004...............     $1.21       $1.34         376,889
          2003...............     $1.00(a)    $1.21         346,355
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.26       $1.41       1,668,195
          2011...............     $1.27       $1.26       2,173,470
          2010...............     $1.11       $1.27       2,697,947
          2009...............     $0.84       $1.11       3,319,822
          2008...............     $1.46       $0.84       3,906,608
          2007...............     $1.23       $1.46       4,794,371
          2006...............     $1.29       $1.23       5,521,156
          2005...............     $1.28       $1.29       5,325,162
          2004...............     $1.18       $1.28       4,706,270
          2003...............     $1.00(a)    $1.18       2,640,287
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.46       $1.65       2,020,356
          2011...............     $1.47       $1.46       2,311,748
          2010...............     $1.32       $1.47       2,535,117
          2009...............     $1.12       $1.32       2,181,002
          2008...............     $1.56       $1.12       2,263,699
          2007...............     $1.67       $1.56       2,788,745
          2006...............     $1.43       $1.67       2,459,110
          2005...............     $1.39       $1.43       1,450,188
          2004...............     $1.23       $1.39         741,335
          2003...............     $1.00(a)    $1.23         231,651
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.25       $1.33       3,319,494
          2011...............     $1.14       $1.25       3,010,290
          2010...............     $1.10       $1.14       2,900,363
          2009...............     $1.01       $1.10       1,803,168
          2008...............     $1.05       $1.01       1,229,819
          2007...............     $1.00(s)    $1.05          39,597
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94          96,440
          2011...............     $1.00       $0.81          12,715
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00          36,328
          2011...............     $1.00       $0.83           9,983
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.91       $1.05          20,581
          2011...............     $1.00       $0.91              --

1.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.01         138,455
          2011...............     $1.00       $0.87          75,018
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.06         133,677
          2011...............     $1.00       $1.05         116,341
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04         109,278
          2011...............     $1.00       $0.99          15,576
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89          80,142
          2011...............     $1.00       $0.76          34,956
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         204,224
          2011...............     $1.00       $0.78          14,669
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.71       $1.95       1,783,605
          2011...............     $1.78       $1.71       2,123,103
          2010...............     $1.55       $1.78       2,528,967
          2009...............     $1.16       $1.55       2,807,573
          2008...............     $2.06       $1.16       3,169,904
          2007...............     $1.78       $2.06       3,666,458
          2006...............     $1.62       $1.78       3,318,175
          2005...............     $1.41       $1.62       2,584,168
          2004...............     $1.25       $1.41       1,663,438
          2003...............     $1.00(a)    $1.25       1,179,277
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.33       $1.53       3,686,382
          2011...............     $1.34       $1.33       4,696,417
          2010...............     $1.18       $1.34       6,100,710
          2009...............     $0.93       $1.18       7,377,735
          2008...............     $1.64       $0.93       8,446,663
          2007...............     $1.65       $1.64       8,501,909
          2006...............     $1.40       $1.65       7,657,894
          2005...............     $1.34       $1.40       7,092,662
          2004...............     $1.23       $1.34       6,573,300
          2003...............     $1.00(a)    $1.23       3,670,197
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.31       1,645,878
          2011...............     $1.15       $1.17       1,392,982
          2010...............     $1.02       $1.15       1,350,194
          2009...............     $0.72       $1.02       1,124,785
          2008...............     $0.98       $0.72         411,529
          2007...............     $1.00(s)    $0.98          25,633
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.21       $2.49       1,128,142
          2011...............     $2.52       $2.21       1,205,089
          2010...............     $1.99       $2.52       1,402,465
          2009...............     $1.45       $1.99       1,649,104
          2008...............     $2.43       $1.45       1,939,987
          2007...............     $2.14       $2.43       2,323,426
          2006...............     $1.93       $2.14       2,318,803
          2005...............     $1.66       $1.93       2,023,312
          2004...............     $1.36       $1.66       1,362,874
          2003...............     $1.00(a)    $1.36         800,692
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.26       $1.39         164,275
          2011...............     $1.30       $1.26         192,117
          2010...............     $1.18       $1.30         233,726
          2009...............     $0.92       $1.18         264,655
          2008...............     $1.43       $0.92         274,320
          2007...............     $1.37       $1.43         328,115
          2006...............     $1.26       $1.37         355,402
          2005...............     $1.26       $1.26         329,364
          2004...............     $1.19       $1.26         256,475
          2003...............     $1.00(a)    $1.19          62,173


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.06         786,205
          2011...............     $0.96       $0.91         776,148
          2010...............     $0.76       $0.96         856,128
          2009...............     $0.60       $0.76         642,836
          2008...............     $0.91       $0.60         462,047
          2007...............     $1.00(s)    $0.91         115,979
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.60       $1.75         245,899
          2011...............     $1.71       $1.60         283,991
          2010...............     $1.36       $1.71         447,427
          2009...............     $0.96       $1.36         540,239
          2008...............     $1.70       $0.96         619,687
          2007...............     $1.55       $1.70         632,618
          2006...............     $1.45       $1.55         624,297
          2005...............     $1.41       $1.45         636,437
          2004...............     $1.28       $1.41         633,145
          2003...............     $1.00(a)    $1.28         343,529
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.42       $1.60         768,879
          2011...............     $1.46       $1.42         919,681
          2010...............     $1.33       $1.46       1,106,170
          2009...............     $1.07       $1.33       1,195,899
          2008...............     $1.74       $1.07       1,514,302
          2007...............     $1.70       $1.74       1,915,479
          2006...............     $1.46       $1.70       1,634,724
          2005...............     $1.34       $1.46         927,869
          2004...............     $1.21       $1.34         676,052
          2003...............     $1.00(a)    $1.21         395,889
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.73       $3.04         642,275
          2011...............     $3.30       $2.73         714,293
          2010...............     $2.85       $3.30         816,478
          2009...............     $1.68       $2.85         996,481
          2008...............     $3.60       $1.68       1,159,584
          2007...............     $2.84       $3.60       1,260,903
          2006...............     $2.25       $2.84       1,314,107
          2005...............     $1.79       $2.25       1,005,484
          2004...............     $1.46       $1.79         593,571
          2003...............     $1.00(a)    $1.46         356,071
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.08       1,097,638
          2011...............     $1.02       $1.07         910,140
          2010...............     $1.00       $1.02         648,989
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.78       $0.88         231,820
          2011...............     $0.83       $0.78         247,131
          2010...............     $0.73       $0.83         112,237
          2009...............     $0.59       $0.73          50,211
          2008...............     $0.94       $0.59              --
          2007...............     $1.00(s)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.92       $1.00       2,240,272
          2011...............     $0.94       $0.92       2,147,086
          2010...............     $0.85       $0.94       2,149,595
          2009...............     $0.73       $0.85       1,982,990
          2008...............     $0.97       $0.73       1,182,640
          2007...............     $1.00(s)    $0.97         519,511
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.06       $1.10         447,807
          2011...............     $1.04       $1.06         718,221
          2010...............     $0.99       $1.04         823,097
          2009...............     $0.93       $0.99         437,742
          2008...............     $1.01       $0.93         290,718
          2007...............     $1.00(s)    $1.01           3,867

1.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.93         702,435
          2011...............     $0.88       $0.83         814,271
          2010...............     $0.78       $0.88       1,275,428
          2009...............     $0.64       $0.78       1,082,331
          2008...............     $0.95       $0.64         548,452
          2007...............     $1.00(s)    $0.95         128,522
         IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.98       $1.04       1,258,609
          2011...............     $0.99       $0.98       1,395,010
          2010...............     $0.91       $0.99       1,504,195
          2009...............     $0.83       $0.91       1,569,128
          2008...............     $0.99       $0.83         678,556
          2007...............     $1.00(s)    $0.99          22,267
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.36       $1.52         275,287
          2011...............     $1.48       $1.36          63,540
          2010...............     $1.26       $1.48          60,523
          2009...............     $0.77       $1.26          66,313
          2008...............     $1.54       $0.77          47,052
          2007...............     $1.34       $1.54          43,940
          2006...............     $1.33       $1.34          47,249
          2005...............     $1.25       $1.33          26,946
          2004...............     $1.19       $1.25          23,230
          2003...............     $1.00(a)    $1.19          25,563
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.89       $1.03          59,382
          2011...............     $0.90       $0.89          27,554
          2010...............     $0.75       $0.90          28,375
          2009...............     $0.55       $0.75           7,764
          2008...............     $0.95       $0.55           4,482
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.40       $1.64         663,471
          2011...............     $1.45       $1.40         641,878
          2010...............     $1.27       $1.45         669,618
          2009...............     $1.01       $1.27         463,341
          2008...............     $1.59       $1.01         588,735
          2007...............     $1.66       $1.59         831,553
          2006...............     $1.45       $1.66         749,662
          2005...............     $1.41       $1.45         851,883
          2004...............     $1.22       $1.41         573,569
          2003...............     $1.00(a)    $1.22         429,513
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.38       $1.55          12,451
          2011...............     $1.41       $1.38           5,740
          2010...............     $1.31       $1.41           7,898
          2009...............     $1.04       $1.31           5,208
          2008...............     $1.51       $1.04           6,974
          2007...............     $1.43       $1.51           6,907
          2006...............     $1.26       $1.43           7,101
          2005...............     $1.21       $1.26          35,649
          2004...............     $1.17       $1.21          47,595
          2003...............     $1.00(a)    $1.17          26,313
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.09       $1.20          15,967
          2011...............     $1.13       $1.09          21,094
          2010...............     $1.06       $1.13          19,185
          2009...............     $0.81       $1.06          22,314
          2008...............     $1.33       $0.81          44,527
          2007...............     $1.33       $1.33          72,710
          2006...............     $1.22       $1.33          77,029
          2005...............     $1.18       $1.22          98,839
          2004...............     $1.12       $1.18         124,506
          2003...............     $1.00(a)    $1.12         116,194


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.47       $1.65         250,999
          2011...............     $1.52       $1.47         258,300
          2010...............     $1.38       $1.52         276,273
          2009...............     $1.13       $1.38         288,904
          2008...............     $1.69       $1.13         322,785
          2007...............     $1.68       $1.69         427,777
          2006...............     $1.47       $1.68         388,312
          2005...............     $1.36       $1.47         267,310
          2004...............     $1.21       $1.36         104,067
          2003...............     $1.00(a)    $1.21          47,240
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.91       $1.02         743,657
          2011...............     $0.94       $0.91         748,276
          2010...............     $0.74       $0.94         785,963
          2009...............     $0.62       $0.74         522,003
          2008...............     $0.92       $0.62         287,512
          2007...............     $1.00(s)    $0.92              --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.13       $2.50       3,742,788
          2011...............     $2.33       $2.13       4,236,789
          2010...............     $2.18       $2.33       5,358,906
          2009...............     $1.77       $2.18       5,889,266
          2008...............     $2.42       $1.77       5,512,314
          2007...............     $1.71       $2.42       5,585,970
          2006...............     $1.44       $1.71       3,917,191
          2005...............     $1.18       $1.44       1,758,400
          2004...............     $1.06       $1.18         422,800
          2003...............     $1.00(b)    $1.06          60,523
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.47       $1.62       1,804,536
          2011...............     $1.44       $1.47       1,930,522
          2010...............     $1.25       $1.44       2,093,550
          2009...............     $1.12       $1.25       2,371,524
          2008...............     $1.44       $1.12       2,807,504
          2007...............     $1.29       $1.44       3,557,196
          2006...............     $1.18       $1.29       3,667,368
          2005...............     $1.14       $1.18       3,478,462
          2004...............     $1.06       $1.14       3,108,825
          2003...............     $1.00(c)    $1.06         948,351
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.52       $1.77         231,456
          2011...............     $1.52       $1.52         235,756
          2010...............     $1.28       $1.52         258,071
          2009...............     $1.04       $1.28         306,046
          2008...............     $1.63       $1.04         351,251
          2007...............     $1.45       $1.63         409,167
          2006...............     $1.26       $1.45         368,810
          2005...............     $1.17       $1.26         119,512
          2004...............     $1.09       $1.17         112,876
          2003...............     $1.00(d)    $1.09          51,899
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.26       $1.26       1,380,079
          2011...............     $1.63       $1.26       1,612,278
          2010...............     $1.41       $1.63       1,761,552
          2009...............     $0.83       $1.41       2,059,256
          2008...............     $2.18       $0.83       2,119,975
          2007...............     $1.54       $2.18       1,796,569
          2006...............     $1.25       $1.54       1,488,223
          2005...............     $1.00(o)    $1.25         414,653

1.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.33       $1.47       3,344,052
          2011...............     $1.32       $1.33       3,697,684
          2010...............     $1.19       $1.32       4,431,802
          2009...............     $0.95       $1.19       4,438,695
          2008...............     $1.52       $0.95       4,791,336
          2007...............     $1.23       $1.52       4,925,902
          2006...............     $1.19       $1.23       3,861,700
          2005...............     $1.08       $1.19       2,330,557
          2004...............     $1.06       $1.08       1,450,216
          2003...............     $1.00(e)    $1.06         582,491
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.84       $2.05       3,484,950
          2011...............     $2.17       $1.84       4,126,810
          2010...............     $1.93       $2.17       4,711,172
          2009...............     $1.43       $1.93       5,104,058
          2008...............     $2.52       $1.43       5,752,054
          2007...............     $2.33       $2.52       6,040,240
          2006...............     $1.82       $2.33       5,632,294
          2005...............     $1.67       $1.82       5,092,514
          2004...............     $1.38       $1.67       3,792,773
          2003...............     $1.00(f)    $1.38       1,370,209
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.51       $1.76         669,515
          2011...............     $1.66       $1.51         616,081
          2010...............     $1.47       $1.66         563,602
          2009...............     $1.18       $1.47         313,255
          2008...............     $2.06       $1.18         431,841
          2007...............     $1.73       $2.06         502,229
          2006...............     $1.45       $1.73         442,986
          2005...............     $1.26       $1.45         353,381
          2004...............     $1.13       $1.26         244,032
          2003...............     $1.00(b)    $1.13         205,535
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $2.02       $2.23         163,430
          2011...............     $2.21       $2.02         351,831
          2010...............     $1.59       $2.21         420,111
          2009...............     $1.14       $1.59         407,892
          2008...............     $2.24       $1.14         471,579
          2007...............     $2.13       $2.24         496,068
          2006...............     $1.93       $2.13         523,139
          2005...............     $1.62       $1.93         503,868
          2004...............     $1.50       $1.62         478,281
          2003...............     $1.00(g)    $1.50         224,892
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.64       $1.83         171,949
          2011...............     $1.67       $1.64          93,917
          2010...............     $1.29       $1.67          32,655
          2009...............     $0.89       $1.29          31,799
          2008...............     $1.42       $0.89          37,116
          2007...............     $1.28       $1.42          49,643
          2006...............     $1.20       $1.28          54,430
          2005...............     $1.00(o)    $1.20          23,464
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.79       $2.26         430,316
          2011...............     $1.93       $1.79         496,590
          2010...............     $1.74       $1.93         575,967
          2009...............     $1.23       $1.74         746,396
          2008...............     $1.89       $1.23         725,455
          2007...............     $1.54       $1.89         742,000
          2006...............     $1.45       $1.54         578,834
          2005...............     $1.26       $1.45         258,094
          2004...............     $1.10       $1.26          72,675
          2003...............     $1.00(b)    $1.10          38,833


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.38       $1.43         832,486
          2011...............     $1.57       $1.38         992,786
          2010...............     $1.24       $1.57       1,031,590
          2009...............     $0.93       $1.24       1,240,804
          2008...............     $1.56       $0.93       1,359,645
          2007...............     $1.39       $1.56       1,475,522
          2006...............     $1.35       $1.39       1,212,942
          2005...............     $1.21       $1.35         835,285
          2004...............     $1.08       $1.21         427,235
          2003...............     $1.00(h)    $1.08         108,753
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.75       $2.05       1,010,416
          2011...............     $2.04       $1.75       1,224,714
          2010...............     $1.64       $2.04       1,500,413
          2009...............     $1.29       $1.64       1,787,161
          2008...............     $1.77       $1.29       2,086,327
          2007...............     $1.88       $1.77       2,399,263
          2006...............     $1.63       $1.88       2,174,460
          2005...............     $1.59       $1.63       1,921,472
          2004...............     $1.41       $1.59       1,262,547
          2003...............     $1.00(i)    $1.41         370,380
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.28       $1.49         261,436
          2011...............     $1.40       $1.28         325,622
          2010...............     $1.20       $1.40         416,706
          2009...............     $0.96       $1.20         511,300
          2008...............     $1.47       $0.96         573,487
          2007...............     $1.47       $1.47         739,345
          2006...............     $1.28       $1.47         698,279
          2005...............     $1.24       $1.28         729,637
          2004...............     $1.10       $1.24         349,068
          2003...............     $1.00(j)    $1.10          86,562
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.60       $1.79         682,135
          2011...............     $1.60       $1.60         804,282
          2010...............     $1.51       $1.60         845,516
          2009...............     $1.22       $1.51         590,971
          2008...............     $1.47       $1.22         612,548
          2007...............     $1.36       $1.47         735,500
          2006...............     $1.25       $1.36         676,044
          2005...............     $1.18       $1.25         597,221
          2004...............     $1.10       $1.18         564,213
          2003...............     $1.00(a)    $1.10         286,543
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.60       $1.95       1,059,951
          2011...............     $1.74       $1.60       1,159,234
          2010...............     $1.66       $1.74       1,359,824
          2009...............     $1.16       $1.66       1,377,040
          2008...............     $2.11       $1.16       1,273,492
          2007...............     $1.57       $2.11       1,027,111
          2006...............     $1.46       $1.57         881,536
          2005...............     $1.32       $1.46       1,011,066
          2004...............     $1.13       $1.32         420,482
          2003...............     $1.00(a)    $1.13         269,977
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.45       $2.73       1,634,993
          2011...............     $3.68       $2.45       1,704,296
          2010...............     $2.99       $3.68       1,899,135
          2009...............     $1.69       $2.99       2,154,832
          2008...............     $3.60       $1.69       2,436,871
          2007...............     $2.86       $3.60       2,084,514
          2006...............     $1.98       $2.86       1,589,462
          2005...............     $1.52       $1.98         840,280
          2004...............     $1.30       $1.52         381,986
          2003...............     $1.00(a)    $1.30          66,911

1.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.95       $1.04         723,083
          2011...............     $1.00       $0.95         670,583
          2010...............     $0.88       $1.00         660,452
          2009...............     $0.67       $0.88         439,516
          2008...............     $0.95       $0.67         271,281
          2007...............     $1.00(s)    $0.95              --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.35       $1.55       1,403,894
          2011...............     $1.37       $1.35       1,435,027
          2010...............     $1.24       $1.37       1,544,748
          2009...............     $0.91       $1.24       1,293,626
          2008...............     $1.46       $0.91       1,277,113
          2007...............     $1.33       $1.46         893,919
          2006...............     $1.26       $1.33         148,618
          2005...............     $1.23       $1.26         137,198
          2004...............     $1.15       $1.23         141,463
          2003...............     $1.00(a)    $1.15         112,029
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.24       $1.42         123,127
          2011...............     $1.34       $1.24         119,835
          2010...............     $1.05       $1.34         122,566
          2009...............     $0.76       $1.05         106,830
          2008...............     $1.59       $0.76         128,419
          2007...............     $1.47       $1.59         109,348
          2006...............     $1.46       $1.47         146,758
          2005...............     $1.44       $1.46         152,758
          2004...............     $1.28       $1.44         161,473
          2003...............     $1.00(a)    $1.28         148,821
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.75       $2.08         355,453
          2011...............     $1.99       $1.75         453,032
          2010...............     $1.48       $1.99         509,282
          2009...............     $0.92       $1.48         635,262
          2008...............     $1.55       $0.92         769,583
          2007...............     $1.54       $1.55         928,791
          2006...............     $1.39       $1.54       1,129,237
          2005...............     $1.34       $1.39       1,274,103
          2004...............     $1.28       $1.34       1,398,160
          2003...............     $1.00(a)    $1.28         842,764
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.52       $1.73       3,003,528
          2011...............     $1.55       $1.52       3,258,603
          2010...............     $1.42       $1.55       3,696,202
          2009...............     $1.17       $1.42       3,292,882
          2008...............     $1.77       $1.17       2,738,548
          2007...............     $1.67       $1.77       1,779,016
          2006...............     $1.41       $1.67         731,896
          2005...............     $1.35       $1.41         712,081
          2004...............     $1.19       $1.35         367,813
          2003...............     $1.00(a)    $1.19         215,469
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.77         734,144
          2011...............     $0.81       $0.65         713,329
          2010...............     $0.69       $0.81         774,114
          2009...............     $0.41       $0.69         563,184
          2008...............     $0.97       $0.41         393,001
          2007...............     $1.00(s)    $0.97          12,615
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.86       $0.93         122,636
          2011...............     $0.90       $0.86         147,045
          2010...............     $0.74       $0.90         150,212
          2009...............     $0.57       $0.74          91,758
          2008...............     $0.96       $0.57         146,391
          2007...............     $1.00(s)    $0.96              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.25       $1.40         153,632
          2011...............     $1.29       $1.25         172,194
          2010...............     $1.20       $1.29         181,374
          2009...............     $0.84       $1.20         179,748
          2008...............     $1.58       $0.84         200,936
          2007...............     $1.41       $1.58         191,880
          2006...............     $1.33       $1.41         212,183
          2005...............     $1.28       $1.33         264,366
          2004...............     $1.22       $1.28         173,296
          2003...............     $1.00(a)    $1.22          34,282
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.38       $0.43       3,965,180
          2011...............     $0.40       $0.38       4,837,363
          2010...............     $0.35       $0.40       5,965,096
          2009...............     $0.29       $0.35       6,732,426
          2008...............     $1.35       $0.29       5,091,144
          2007...............     $1.38       $1.35       4,067,103
          2006...............     $1.28       $1.38       3,401,733
          2005...............     $1.28       $1.28       3,038,206
          2004...............     $1.19       $1.28       2,736,329
          2003...............     $1.00(a)    $1.19       1,453,081
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.87       $1.01          76,252
          2011...............     $0.90       $0.87          80,523
          2010...............     $0.75       $0.90         107,612
          2009...............     $0.55       $0.75          90,011
          2008...............     $0.91       $0.55          76,174
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.04       $2.44         168,875
          2011...............     $2.24       $2.04         159,491
          2010...............     $1.98       $2.24         184,479
          2009...............     $1.45       $1.98         185,551
          2008...............     $2.59       $1.45         250,409
          2007...............     $2.32       $2.59         332,098
          2006...............     $1.83       $2.32         357,513
          2005...............     $1.61       $1.83         307,998
          2004...............     $1.40       $1.61         256,975
          2003...............     $1.00(a)    $1.40          67,646
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05       2,088,818
          2011...............     $1.02       $1.01       1,680,803
          2010...............     $1.00       $1.02       1,325,645
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13       4,017,426
          2011...............     $1.03       $1.05       2,916,672
          2010...............     $1.00       $1.03       2,544,390
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.20       $1.41         366,929
          2011...............     $1.08       $1.20         406,663
          2010...............     $1.08       $1.20         490,807
          2009...............     $0.85       $1.08         489,928
          2008...............     $1.56       $0.85         515,800
          2007...............     $1.67       $1.56         605,372
          2006...............     $1.46       $1.67         663,496
          2005...............     $1.40       $1.46         766,337
          2004...............     $1.23       $1.40         546,196
          2003...............     $1.00(a)    $1.23          45,929

1.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.37         108,954
          2011...............     $1.24       $1.16         110,158
          2010...............     $1.10       $1.24          94,150
          2009...............     $0.86       $1.10          87,131
          2008...............     $1.43       $0.86         153,726
          2007...............     $1.54       $1.43         175,480
          2006...............     $1.35       $1.54         169,867
          2005...............     $1.31       $1.35         178,570
          2004...............     $1.19       $1.31         190,596
          2003...............     $1.00(a)    $1.19         169,121
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.26       $1.51         337,300
          2011...............     $1.54       $1.26         435,699
          2010...............     $1.42       $1.54         555,973
          2009...............     $1.16       $1.42         634,352
          2008...............     $2.10       $1.16         745,460
          2007...............     $1.97       $2.10         845,901
          2006...............     $1.57       $1.97         985,677
          2005...............     $1.42       $1.57       1,215,767
          2004...............     $1.24       $1.42       1,420,434
          2003...............     $1.00(a)    $1.24       1,018,294
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.41       $1.62           4,107
          2011...............     $1.50       $1.41           7,010
          2010...............     $1.28       $1.50          11,892
          2009...............     $0.98       $1.28           7,917
          2008...............     $1.63       $0.98          12,759
          2007...............     $1.56       $1.63          69,947
          2006...............     $1.46       $1.56          59,967
          2005...............     $1.35       $1.46          77,161
          2004...............     $1.24       $1.35          59,411
          2003...............     $1.00(a)    $1.24          33,779
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.31       $1.47         156,074
          2011...............     $1.62       $1.31         137,535
          2010...............     $1.36       $1.62         171,676
          2009...............     $0.84       $1.36          87,451
          2008...............     $1.36       $0.84          69,829
          2007...............     $1.31       $1.36          64,895
          2006...............     $1.26       $1.31          76,556
          2005...............     $1.21       $1.26          72,195
          2004...............     $1.17       $1.21          76,797
          2003...............     $1.00(a)    $1.17          37,809
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02          65,986
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01              --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02           2,106

1.60% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.21       $1.28        225,189
          2011...............     $1.14       $1.21        266,348
          2010...............     $1.06       $1.14        255,007
          2009...............     $0.93       $1.06        307,660
          2008...............     $1.09       $0.93        257,694
          2007...............     $1.09       $1.09        319,812
          2006...............     $1.06       $1.09        263,033
          2005...............     $1.05       $1.06        193,308
          2004...............     $1.01       $1.05        210,026
          2003...............     $1.00(a)    $1.01        191,359


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.53       $1.77         60,736
          2011...............     $1.59       $1.53        102,406
          2010...............     $1.28       $1.59        100,647
          2009...............     $0.96       $1.28        102,706
          2008...............     $1.53       $0.96         93,848
          2007...............     $1.45       $1.53         94,625
          2006...............     $1.34       $1.45         86,467
          2005...............     $1.22       $1.34         51,797
          2004...............     $1.07       $1.22         57,742
          2003...............     $1.00(a)    $1.07         55,230
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.20       $1.36             --
          2011...............     $1.20       $1.20             --
          2010...............     $1.07       $1.20             --
          2009...............     $0.86       $1.07             --
          2008...............     $1.39       $0.86          5,659
          2007...............     $1.35       $1.39         11,489
          2006...............     $1.19       $1.35         16,114
          2005...............     $1.16       $1.19         16,199
          2004...............     $0.00       $1.16         16,286
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.33       $1.53         57,211
          2011...............     $1.36       $1.33         69,090
          2010...............     $1.21       $1.36         66,430
          2009...............     $1.05       $1.21         37,528
          2008...............     $1.02       $1.05         29,071
          2007...............     $0.95       $1.02         44,234
          2006...............     $0.00       $0.95          3,474
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.01       $1.00         45,341
          2011...............     $1.03       $1.01         22,966
          2010...............     $1.05       $1.03         21,778
          2009...............     $1.06       $1.05         53,947
          2008...............     $1.06       $1.06         53,277
          2007...............     $1.02       $1.06         64,180
          2006...............     $1.00       $1.02         61,995
          2005...............     $0.99       $1.00         67,873
          2004...............     $1.00       $0.99         72,925
          2003...............     $1.00(a)    $1.00         57,536
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.11       $1.13         57,255
          2011...............     $1.06       $1.11         44,909
          2010...............     $1.01       $1.06         49,169
          2009...............     $0.95       $1.01         47,806
          2008...............     $1.11       $0.95         36,755
          2007...............     $1.09       $1.11         41,681
          2006...............     $1.05       $1.09         35,444
          2005...............     $1.04       $1.05         33,159
          2004...............     $0.00       $1.04         19,615
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.68       $1.95         26,753
          2011...............     $1.62       $1.68         46,381
          2010...............     $1.27       $1.62         45,548
          2009...............     $1.04       $1.27         48,008
          2008...............     $1.66       $1.04         42,771
          2007...............     $2.00       $1.66         40,183
          2006...............     $1.56       $2.00         35,737
          2005...............     $1.42       $1.56         25,936
          2004...............     $1.07       $1.42         29,146
          2003...............     $1.00(a)    $1.07         30,191
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.46       $0.51             --
          2011...............     $0.57       $0.46             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(s)    $0.92             --

1.60% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.16       $1.31             --
          2011...............     $1.15       $1.16             --
          2010...............     $1.02       $1.15             --
          2009...............     $0.88       $1.02             --
          2008...............     $1.37       $0.88             --
          2007...............     $1.00(s)    $1.37             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.09       $1.22         20,012
          2011...............     $1.10       $1.09         22,100
          2010...............     $0.97       $1.10         23,709
          2009...............     $0.73       $0.97        129,094
          2008...............     $1.27       $0.73        138,201
          2007...............     $1.07       $1.27        153,214
          2006...............     $1.12       $1.07        227,300
          2005...............     $1.12       $1.12        175,163
          2004...............     $1.03       $1.12        191,676
          2003...............     $1.00(a)    $1.03        181,244
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.28       $1.45         47,544
          2011...............     $1.29       $1.28         62,263
          2010...............     $1.16       $1.29         62,974
          2009...............     $0.99       $1.16         23,487
          2008...............     $1.37       $0.99         33,027
          2007...............     $1.47       $1.37         33,040
          2006...............     $0.00       $1.47         44,335
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.25       $1.32        105,278
          2011...............     $1.14       $1.25         80,859
          2010...............     $1.10       $1.14         82,602
          2009...............     $1.01       $1.10         23,273
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94            453
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.05             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.00             --
          2011...............     $1.00       $0.87             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.06          1,184
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.04             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.44       $1.64             --
          2011...............     $1.50       $1.44             --
          2010...............     $1.31       $1.50             --
          2009...............     $0.98       $1.31             --
          2008...............     $1.74       $0.98             --
          2007...............     $1.00(s)    $1.74             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.35         78,643
          2011...............     $1.18       $1.17        118,815
          2010...............     $1.04       $1.18        116,561
          2009...............     $0.82       $1.04        227,575
          2008...............     $1.45       $0.82        236,648
          2007...............     $1.46       $1.45        240,526
          2006...............     $1.23       $1.46        242,985
          2005...............     $1.19       $1.23        217,131
          2004...............     $1.09       $1.19        238,707
          2003...............     $1.00(a)    $1.09        220,804
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.31         45,184
          2011...............     $1.14       $1.17         29,395
          2010...............     $1.02       $1.14         28,697
          2009...............     $0.72       $1.02          9,252
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.78       $2.01            159
          2011...............     $2.03       $1.78             --
          2010...............     $1.61       $2.03             --
          2009...............     $1.17       $1.61             --
          2008...............     $1.96       $1.17             --
          2007...............     $1.00(s)    $1.96             --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.11       $1.23             --
          2011...............     $1.15       $1.11             --
          2010...............     $1.05       $1.15             --
          2009...............     $0.82       $1.05             --
          2008...............     $1.27       $0.82             --
          2007...............     $1.00(s)    $1.27             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.06         42,726
          2011...............     $0.96       $0.91         36,814
          2010...............     $0.76       $0.96         48,636
          2009...............     $0.60       $0.76         15,598
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.32       $1.44             --
          2011...............     $1.41       $1.32             --
          2010...............     $1.12       $1.41             --
          2009...............     $0.79       $1.12             --
          2008...............     $1.40       $0.79             --
          2007...............     $1.00(s)    $1.40             --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.26       $1.42             --
          2011...............     $1.30       $1.26             --
          2010...............     $1.18       $1.30             --
          2009...............     $0.95       $1.18             --
          2008...............     $1.54       $0.95             --
          2007...............     $1.00(s)    $1.54             --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.05       $2.28          4,049
          2011...............     $2.47       $2.05          7,811
          2010...............     $2.14       $2.47          7,273
          2009...............     $1.26       $2.14          8,027
          2008...............     $2.70       $1.26         12,380
          2007...............     $2.13       $2.70          9,789
          2006...............     $1.69       $2.13         18,615
          2005...............     $1.35       $1.69            426
          2004...............     $0.00       $1.35            192

1.60% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.07       $1.08         74,243
          2011...............     $1.02       $1.07         40,193
          2010...............     $1.00       $1.02         37,867
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.78       $0.87             --
          2011...............     $0.83       $0.78             --
          2010...............     $0.73       $0.83             --
          2009...............     $0.59       $0.73             --
          2008...............     $0.94       $0.59             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.92       $1.00             --
          2011...............     $0.94       $0.92        649,773
          2010...............     $0.85       $0.94        603,987
          2009...............     $0.73       $0.85        293,314
          2008...............     $0.97       $0.73             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.06       $1.09        759,800
          2011...............     $1.04       $1.06             --
          2010...............     $0.99       $1.04             --
          2009...............     $0.93       $0.99             --
          2008...............     $1.01       $0.93             --
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.93             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.78       $0.88             --
          2009...............     $0.64       $0.78             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.98       $1.04             --
          2011...............     $0.99       $0.98             --
          2010...............     $0.91       $0.99             --
          2009...............     $0.83       $0.91             --
          2008...............     $0.99       $0.83             --
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.16       $1.29          6,456
          2011...............     $1.26       $1.16             --
          2010...............     $1.07       $1.26             --
          2009...............     $0.66       $1.07             --
          2008...............     $1.31       $0.66             --
          2007...............     $1.00(s)    $1.31             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.89       $1.03             --
          2011...............     $0.90       $0.89             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.95       $0.55             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.22       $1.43         24,958
          2011...............     $1.27       $1.22         23,408
          2010...............     $1.12       $1.27         22,581
          2009...............     $0.88       $1.12             --
          2008...............     $1.40       $0.88             --
          2007...............     $1.00(s)    $1.40             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.23       $1.38            --
          2011...............     $1.26       $1.23            --
          2010...............     $1.17       $1.26            --
          2009...............     $0.93       $1.17            --
          2008...............     $1.35       $0.93            --
          2007...............     $1.00(s)    $1.35            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.01       $1.11         1,374
          2011...............     $1.04       $1.01            --
          2010...............     $0.98       $1.04            --
          2009...............     $0.75       $0.98            --
          2008...............     $1.24       $0.75            --
          2007...............     $1.00(s)    $1.24            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.31       $1.47            --
          2011...............     $1.36       $1.31            --
          2010...............     $1.23       $1.36            --
          2009...............     $1.01       $1.23            --
          2008...............     $1.51       $1.01            --
          2007...............     $1.00(s)    $1.51            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.91       $1.02        67,211
          2011...............     $0.93       $0.91        86,429
          2010...............     $0.74       $0.93        78,735
          2009...............     $0.62       $0.74        28,786
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.12       $2.48        48,422
          2011...............     $2.32       $2.12        42,928
          2010...............     $2.17       $2.32        39,867
          2009...............     $1.76       $2.17        38,991
          2008...............     $2.41       $1.76        41,923
          2007...............     $1.70       $2.41        39,857
          2006...............     $1.44       $1.70        46,676
          2005...............     $1.18       $1.44        49,605
          2004...............     $0.00       $1.18        36,165
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.45       $1.59        74,912
          2011...............     $1.42       $1.45        61,898
          2010...............     $1.23       $1.42        64,206
          2009...............     $1.11       $1.23        67,373
          2008...............     $1.43       $1.11        66,353
          2007...............     $1.27       $1.43        65,585
          2006...............     $1.16       $1.27        60,806
          2005...............     $1.13       $1.16        59,625
          2004...............     $0.00       $1.13        36,701
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.50       $1.75            --
          2011...............     $1.50       $1.50            --
          2010...............     $1.26       $1.50            --
          2009...............     $1.03       $1.26            --
          2008...............     $1.61       $1.03            --
          2007...............     $1.00(s)    $1.61            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.26       $1.26            --
          2011...............     $1.62       $1.26            --
          2010...............     $1.41       $1.62            --
          2009...............     $0.82       $1.41            --
          2008...............     $2.17       $0.82            --
          2007...............     $1.00(s)    $2.17            --

1.60% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.45        102,212
          2011...............     $1.30       $1.30        154,107
          2010...............     $1.17       $1.30        151,649
          2009...............     $0.94       $1.17         87,815
          2008...............     $1.49       $0.94         79,909
          2007...............     $1.21       $1.49         81,423
          2006...............     $0.00       $1.21         69,487
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.45       $1.61         85,233
          2011...............     $1.71       $1.45        121,437
          2010...............     $1.52       $1.71        110,287
          2009...............     $1.13       $1.52        122,494
          2008...............     $1.98       $1.13        113,874
          2007...............     $1.84       $1.98        113,407
          2006...............     $1.44       $1.84        111,393
          2005...............     $1.32       $1.44         83,948
          2004...............     $1.09       $1.32         93,865
          2003...............     $1.00(f)    $1.09         93,002
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.44       $1.67         19,029
          2011...............     $1.58       $1.44         29,553
          2010...............     $1.40       $1.58         29,223
          2009...............     $1.12       $1.40             --
          2008...............     $1.97       $1.12             --
          2007...............     $1.00(s)    $1.97             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.42       $1.57             --
          2011...............     $1.55       $1.42             --
          2010...............     $1.12       $1.55             --
          2009...............     $0.81       $1.12             --
          2008...............     $1.57       $0.81             --
          2007...............     $1.00(s)    $1.57             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.63       $1.82          2,919
          2011...............     $1.67       $1.63             --
          2010...............     $1.29       $1.67             --
          2009...............     $0.89       $1.29             --
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(s)    $1.42             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.74       $2.18             --
          2011...............     $1.87       $1.74             --
          2010...............     $1.69       $1.87             --
          2009...............     $1.19       $1.69             --
          2008...............     $1.83       $1.19             --
          2007...............     $1.00(s)    $1.83             --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.40          4,576
          2011...............     $1.54       $1.35         16,348
          2010...............     $1.21       $1.54         16,729
          2009...............     $0.92       $1.21         17,643
          2008...............     $1.53       $0.92         18,692
          2007...............     $1.37       $1.53         16,622
          2006...............     $0.00       $1.37         11,764
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.38       $1.61          6,571
          2011...............     $1.61       $1.38         22,823
          2010...............     $1.29       $1.61         21,639
          2009...............     $1.02       $1.29         22,638
          2008...............     $1.40       $1.02         23,229
          2007...............     $1.48       $1.40         25,821
          2006...............     $1.29       $1.48         19,551
          2005...............     $0.00       $1.29          1,711


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.25       $1.46             --
          2011...............     $1.37       $1.25             --
          2010...............     $1.17       $1.37             --
          2009...............     $0.94       $1.17             --
          2008...............     $1.44       $0.94             --
          2007...............     $1.00(s)    $1.44             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.50       $1.67         29,335
          2011...............     $1.50       $1.50          9,560
          2010...............     $1.41       $1.50         10,338
          2009...............     $1.14       $1.41         10,990
          2008...............     $1.38       $1.14             --
          2007...............     $1.00(s)    $1.38             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.46       $1.78             --
          2011...............     $1.60       $1.46             --
          2010...............     $1.53       $1.60             --
          2009...............     $1.06       $1.53             --
          2008...............     $1.94       $1.06             --
          2007...............     $1.00(s)    $1.94             --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.97       $2.19         35,357
          2011...............     $2.95       $1.97         48,700
          2010...............     $2.40       $2.95         39,650
          2009...............     $1.36       $2.40         35,947
          2008...............     $2.90       $1.36         40,345
          2007...............     $2.30       $2.90         30,326
          2006...............     $1.59       $2.30         27,187
          2005...............     $0.00       $1.59          1,339
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.95       $1.04         29,794
          2011...............     $1.00       $0.95         24,516
          2010...............     $0.88       $1.00         45,154
          2009...............     $0.67       $0.88         10,215
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.21       $1.39         62,604
          2011...............     $1.22       $1.21        121,401
          2010...............     $1.11       $1.22        118,075
          2009...............     $0.81       $1.11         64,487
          2008...............     $1.30       $0.81         48,570
          2007...............     $0.00       $1.30         47,875
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.00       $1.15             --
          2011...............     $1.09       $1.00             --
          2010...............     $0.86       $1.09             --
          2009...............     $0.62       $0.86             --
          2008...............     $1.29       $0.62             --
          2007...............     $1.00(s)    $1.29             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.39       $1.65          2,488
          2011...............     $1.57       $1.39          2,982
          2010...............     $1.18       $1.57          3,368
          2009...............     $0.73       $1.18         42,327
          2008...............     $1.23       $0.73         43,654
          2007...............     $1.22       $1.23         47,943
          2006...............     $1.10       $1.22         54,095
          2005...............     $1.07       $1.10         61,706
          2004...............     $1.02       $1.07         70,205
          2003...............     $1.00(a)    $1.02         66,625

1.60% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.39       $1.58        135,034
          2011...............     $1.42       $1.39        204,315
          2010...............     $1.29       $1.42        192,402
          2009...............     $1.07       $1.29        118,231
          2008...............     $1.62       $1.07         65,030
          2007...............     $0.00       $1.62         65,071
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.77         32,727
          2011...............     $0.81       $0.65         43,144
          2010...............     $0.69       $0.81         38,781
          2009...............     $0.41       $0.69         10,035
          2008...............     $0.97       $0.41             --
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.93             --
          2011...............     $0.90       $0.85             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.08       $1.21             --
          2011...............     $1.11       $1.08             --
          2010...............     $1.03       $1.11             --
          2009...............     $0.73       $1.03             --
          2008...............     $1.36       $0.73             --
          2007...............     $1.00(s)    $1.36             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.33       $0.37         32,439
          2011...............     $0.34       $0.33         35,764
          2010...............     $0.31       $0.34         36,245
          2009...............     $0.25       $0.31         83,133
          2008...............     $1.17       $0.25         91,610
          2007...............     $1.19       $1.17         70,715
          2006...............     $1.11       $1.19         62,952
          2005...............     $1.11       $1.11         70,254
          2004...............     $1.03       $1.11         77,562
          2003...............     $1.00(a)    $1.03         71,714
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.87       $1.00             --
          2011...............     $0.90       $0.87             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.55       $1.86             --
          2011...............     $1.71       $1.55             --
          2010...............     $1.51       $1.71             --
          2009...............     $1.11       $1.51             --
          2008...............     $2.59       $1.11             --
          2007...............     $2.32       $2.59        332,098
          2006...............     $1.83       $2.32        357,513
          2005...............     $1.21       $1.83        307,998
          2004...............     $1.40       $1.21         76,797
          2003...............     $1.00(a)    $1.40         67,646
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05        105,737
          2011...............     $1.02       $1.01         41,016
          2010...............     $1.00       $1.02         38,484


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13        125,284
          2011...............     $1.03       $1.05         71,273
          2010...............     $1.00       $1.03         67,704
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.06       $1.25             --
          2011...............     $1.06       $1.06             --
          2010...............     $0.95       $1.06             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.38       $0.75             --
          2007...............     $1.00(s)    $1.38             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.05       $1.23             --
          2011...............     $1.12       $1.05             --
          2010...............     $0.99       $1.12             --
          2009...............     $0.78       $0.99             --
          2008...............     $1.29       $0.78             --
          2007...............     $1.00(s)    $1.29             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.09       $1.31          7,188
          2011...............     $1.33       $1.09          7,347
          2010...............     $1.23       $1.33          7,422
          2009...............     $1.00       $1.23         40,453
          2008...............     $1.82       $1.00         40,878
          2007...............     $1.71       $1.82         43,829
          2006...............     $1.36       $1.71         49,098
          2005...............     $1.23       $1.36         57,255
          2004...............     $1.08       $1.23         66,096
          2003...............     $1.00(a)    $1.08         57,509
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.16       $1.34             --
          2011...............     $1.25       $1.16             --
          2010...............     $1.06       $1.25             --
          2009...............     $0.81       $1.06             --
          2008...............     $1.35       $0.81             --
          2007...............     $1.00(s)    $1.35             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.14       $1.29             --
          2011...............     $1.42       $1.14             --
          2010...............     $1.19       $1.42             --
          2009...............     $0.74       $1.19             --
          2008...............     $1.19       $0.74             --
          2007...............     $1.00(s)    $1.19             --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02             --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02             --

1.65% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.20       $1.27       3,838,233
          2011...............     $1.13       $1.20       3,587,538
          2010...............     $1.05       $1.13       3,751,890
          2009...............     $0.93       $1.05       2,462,967
          2008...............     $1.09       $0.93       1,637,426
          2007...............     $1.08       $1.09       1,313,297
          2006...............     $1.05       $1.08         603,855
          2005...............     $1.04       $1.05         466,644
          2004...............     $1.01       $1.04         185,652
          2003...............     $1.00(a)    $1.01          20,302
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.86       $2.15         714,125
          2011...............     $1.94       $1.86         653,878
          2010...............     $1.56       $1.94         674,517
          2009...............     $1.16       $1.56         600,643
          2008...............     $1.87       $1.16         433,048
          2007...............     $1.77       $1.87         295,795
          2006...............     $1.63       $1.77         142,549
          2005...............     $1.48       $1.63         122,775
          2004...............     $1.30       $1.48          43,847
          2003...............     $1.00(a)    $1.30           8,283
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.36       $1.55         281,830
          2011...............     $1.36       $1.36          78,176
          2010...............     $1.21       $1.36          48,915
          2009...............     $0.98       $1.21          10,864
          2008...............     $1.58       $0.98           3,346
          2007...............     $0.00       $1.58           3,052
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.33       $1.52       1,400,710
          2011...............     $1.36       $1.33       1,110,474
          2010...............     $1.21       $1.36         962,795
          2009...............     $1.05       $1.21         573,666
          2008...............     $1.02       $1.05         379,601
          2007...............     $0.95       $1.02         360,983
          2006...............     $0.93       $0.95         154,304
          2005...............     $1.00(o)    $0.93          47,969
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.00       $0.99         862,782
          2011...............     $1.02       $1.00         837,905
          2010...............     $1.04       $1.02       1,232,315
          2009...............     $1.05       $1.04         490,108
          2008...............     $1.05       $1.05         568,691
          2007...............     $1.02       $1.05         490,622
          2006...............     $0.99       $1.02         352,498
          2005...............     $0.98       $0.99         337,124
          2004...............     $0.00       $0.98         270,850
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.11       $1.13         411,841
          2011...............     $1.06       $1.11         369,302
          2010...............     $1.00       $1.06         427,023
          2009...............     $0.95       $1.00         357,814
          2008...............     $1.10       $0.95         215,994
          2007...............     $1.09       $1.10         149,877
          2006...............     $0.00       $1.09          11,356
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.06       $2.38         347,482
          2011...............     $1.98       $2.06         337,040
          2010...............     $1.56       $1.98         341,469
          2009...............     $1.28       $1.56         313,206
          2008...............     $2.04       $1.28         209,649
          2007...............     $2.46       $2.04         148,887
          2006...............     $1.91       $2.46          82,407
          2005...............     $1.75       $1.91          54,346
          2004...............     $1.31       $1.75          26,134
          2003...............     $1.00(a)    $1.31           3,861


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.51              --
          2011...............     $0.57       $0.45              --
          2010...............     $0.56       $0.57              --
          2009...............     $0.42       $0.56              --
          2008...............     $0.92       $0.42              --
          2007...............     $1.00(s)    $0.92              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.33       $1.50          22,920
          2011...............     $1.32       $1.33          15,208
          2010...............     $1.18       $1.32              --
          2009...............     $1.01       $1.18              --
          2008...............     $1.58       $1.01              --
          2007...............     $1.00(s)    $1.58              --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.24       $1.39         127,627
          2011...............     $1.25       $1.24         165,091
          2010...............     $1.10       $1.25         184,433
          2009...............     $0.83       $1.10         240,861
          2008...............     $1.45       $0.83         291,053
          2007...............     $1.22       $1.45         319,724
          2006...............     $1.28       $1.22         358,773
          2005...............     $1.28       $1.28         326,366
          2004...............     $1.18       $1.28         147,237
          2003...............     $1.00(a)    $1.18          26,145
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.46       $1.64         650,582
          2011...............     $1.47       $1.46         597,062
          2010...............     $1.32       $1.47         566,733
          2009...............     $1.12       $1.32         344,005
          2008...............     $1.56       $1.12         221,666
          2007...............     $1.68       $1.56         224,064
          2006...............     $1.44       $1.68         251,243
          2005...............     $1.39       $1.44         102,233
          2004...............     $0.00       $1.39          30,745
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.25       $1.32       1,509,042
          2011...............     $1.14       $1.25       1,176,798
          2010...............     $1.10       $1.14       1,059,887
          2009...............     $1.01       $1.10         334,716
          2008...............     $1.05       $1.01           4,665
          2007...............     $1.00(s)    $1.05              --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94          90,518
          2011...............     $1.00       $0.81          40,868
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00          79,752
          2011...............     $1.00       $0.83          44,386
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.05         151,225
          2011...............     $1.00       $0.90          18,645
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.00          19,277
          2011...............     $1.00       $0.87           9,250
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.06          97,352
          2011...............     $1.00       $1.05          35,426
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03          13,808
          2011...............     $1.00       $0.99           9,072
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89           9,135
          2011...............     $1.00       $0.76           3,430
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         122,760
          2011...............     $1.00       $0.78          37,565

1.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.68       $1.92         252,094
          2011...............     $1.76       $1.68         178,742
          2010...............     $1.53       $1.76         164,715
          2009...............     $1.15       $1.53         109,964
          2008...............     $2.03       $1.15          91,967
          2007...............     $1.76       $2.03         120,203
          2006...............     $1.61       $1.76         109,915
          2005...............     $1.40       $1.61           9,282
          2004...............     $0.00       $1.40           9,323
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.35       $1.55         521,075
          2011...............     $1.36       $1.35         609,343
          2010...............     $1.21       $1.36         734,592
          2009...............     $0.94       $1.21         777,383
          2008...............     $1.68       $0.94         696,939
          2007...............     $1.68       $1.68         515,939
          2006...............     $1.43       $1.68         388,438
          2005...............     $1.37       $1.43         360,897
          2004...............     $1.26       $1.37         211,201
          2003...............     $1.00(a)    $1.26          32,295
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.31       1,611,293
          2011...............     $1.14       $1.16         538,452
          2010...............     $1.02       $1.14         453,664
          2009...............     $0.72       $1.02         583,453
          2008...............     $0.98       $0.72          71,990
          2007...............     $1.00(s)    $0.98              --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.25       $2.53          81,730
          2011...............     $2.57       $2.25          70,197
          2010...............     $2.03       $2.57         184,918
          2009...............     $1.48       $2.03          47,367
          2008...............     $2.48       $1.48          49,725
          2007...............     $2.19       $2.48          55,559
          2006...............     $1.98       $2.19          49,151
          2005...............     $1.71       $1.98           8,549
          2004...............     $0.00       $1.71           7,017
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.26       $1.40          46,214
          2011...............     $1.30       $1.26          34,907
          2010...............     $1.19       $1.30          16,074
          2009...............     $0.93       $1.19          14,414
          2008...............     $1.44       $0.93           3,305
          2007...............     $1.38       $1.44          11,792
          2006...............     $1.27       $1.38          13,219
          2005...............     $1.28       $1.27          14,983
          2004...............     $0.00       $1.28          15,051
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.06         418,480
          2011...............     $0.96       $0.91         373,042
          2010...............     $0.76       $0.96         334,608
          2009...............     $0.60       $0.76         232,706
          2008...............     $0.91       $0.60          32,342
          2007...............     $1.00(s)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.63       $1.78          21,470
          2011...............     $1.74       $1.63          19,942
          2010...............     $1.39       $1.74          17,565
          2009...............     $0.98       $1.39              --
          2008...............     $1.40       $0.98              --
          2007...............     $1.00(s)    $1.40              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.40       $1.57          48,073
          2011...............     $1.43       $1.40          37,590
          2010...............     $1.31       $1.43         260,332
          2009...............     $1.06       $1.31          21,240
          2008...............     $1.71       $1.06          16,032
          2007...............     $1.68       $1.71          17,819
          2006...............     $0.00       $1.68          15,118
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.68       $2.98         104,437
          2011...............     $3.24       $2.68         109,945
          2010...............     $2.80       $3.24         111,152
          2009...............     $1.65       $2.80          44,089
          2008...............     $3.55       $1.65          53,013
          2007...............     $2.80       $3.55          48,753
          2006...............     $2.22       $2.80          49,163
          2005...............     $1.77       $2.22          38,065
          2004...............     $1.45       $1.77           5,309
          2003...............     $1.00(a)    $1.45           3,934
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.08         702,710
          2011...............     $1.02       $1.06         499,325
          2010...............     $1.00       $1.02         389,032
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.78       $0.87         225,487
          2011...............     $0.83       $0.78         498,985
          2010...............     $0.73       $0.83         491,389
          2009...............     $0.58       $0.73         471,127
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(s)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.91       $1.00       2,805,015
          2011...............     $0.94       $0.91       2,091,582
          2010...............     $0.85       $0.94       1,647,188
          2009...............     $0.73       $0.85       1,590,284
          2008...............     $0.97       $0.73         401,334
          2007...............     $1.00(s)    $0.97         385,940
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.06       $1.09       1,902,209
          2011...............     $1.04       $1.06       1,783,969
          2010...............     $0.99       $1.04       1,576,963
          2009...............     $0.93       $0.99       1,121,699
          2008...............     $1.00       $0.93          10,466
          2007...............     $1.00(s)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.92         210,000
          2011...............     $0.88       $0.83         178,532
          2010...............     $0.78       $0.88         168,084
          2009...............     $0.64       $0.78         436,751
          2008...............     $0.95       $0.64              --
          2007...............     $1.00(s)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.98       $1.04       2,715,560
          2011...............     $0.98       $0.98       2,166,079
          2010...............     $0.91       $0.98       1,659,550
          2009...............     $0.83       $0.91       1,436,199
          2008...............     $0.99       $0.83         330,174
          2007...............     $1.00(s)    $0.99              --

1.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.35       $1.50          38,902
          2011...............     $1.46       $1.35              --
          2010...............     $1.24       $1.46              --
          2009...............     $0.76       $1.24              --
          2008...............     $1.52       $0.76              --
          2007...............     $1.00(s)    $1.52              --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.89       $1.03          15,164
          2011...............     $0.90       $0.89          14,171
          2010...............     $0.75       $0.90           4,027
          2009...............     $0.55       $0.75              --
          2008...............     $0.95       $0.55              --
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.42       $1.66         304,737
          2011...............     $1.47       $1.42         243,887
          2010...............     $1.29       $1.47         163,605
          2009...............     $1.02       $1.29          10,028
          2008...............     $1.62       $1.02          12,256
          2007...............     $1.69       $1.62          21,075
          2006...............     $0.00       $1.69           9,602
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.38       $1.54         287,343
          2011...............     $1.41       $1.38         283,342
          2010...............     $1.31       $1.41         495,261
          2009...............     $1.04       $1.31              --
          2008...............     $1.52       $1.04              --
          2007...............     $1.00(s)    $1.52              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.08       $1.20              --
          2011...............     $1.12       $1.08          11,220
          2010...............     $1.06       $1.12           2,248
          2009...............     $0.80       $1.06              --
          2008...............     $1.33       $0.80              --
          2007...............     $1.00(s)    $1.33              --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.49       $1.68          66,245
          2011...............     $1.55       $1.49           5,737
          2010...............     $1.41       $1.55           5,537
          2009...............     $1.15       $1.41             988
          2008...............     $1.73       $1.15             994
          2007...............     $0.00       $1.73             864
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.91       $1.02         528,502
          2011...............     $0.93       $0.91         582,152
          2010...............     $0.74       $0.93         550,077
          2009...............     $0.62       $0.74         363,919
          2008...............     $0.92       $0.62          62,111
          2007...............     $1.00(s)    $0.92              --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.11       $2.48       1,943,044
          2011...............     $2.31       $2.11       1,544,942
          2010...............     $2.16       $2.31       1,253,616
          2009...............     $1.76       $2.16          89,512
          2008...............     $2.41       $1.76          83,907
          2007...............     $1.70       $2.41          48,795
          2006...............     $1.44       $1.70          30,444
          2005...............     $0.00       $1.44           5,838


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.46       $1.60         241,472
          2011...............     $1.43       $1.46          94,920
          2010...............     $1.25       $1.43          35,552
          2009...............     $1.12       $1.25           5,772
          2008...............     $1.44       $1.12           5,801
          2007...............     $1.29       $1.44           5,829
          2006...............     $1.18       $1.29           5,026
          2005...............     $1.14       $1.18           5,049
          2004...............     $0.00       $1.14          22,681
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.51       $1.76         127,564
          2011...............     $1.51       $1.51          78,159
          2010...............     $1.27       $1.51              --
          2009...............     $1.04       $1.27              --
          2008...............     $1.62       $1.04              --
          2007...............     $1.00(s)    $1.62              --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.25       $1.25         544,584
          2011...............     $1.62       $1.25         429,200
          2010...............     $1.41       $1.62         241,859
          2009...............     $0.82       $1.41          38,775
          2008...............     $2.17       $0.82         114,933
          2007...............     $1.54       $2.17          18,147
          2006...............     $1.25       $1.54           7,059
          2005...............     $1.00(o)    $1.25           6,070
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.32       $1.46       1,136,621
          2011...............     $1.31       $1.32       1,116,886
          2010...............     $1.18       $1.31       1,157,038
          2009...............     $0.95       $1.18         866,572
          2008...............     $1.51       $0.95         561,198
          2007...............     $1.22       $1.51         424,994
          2006...............     $1.18       $1.22         219,121
          2005...............     $0.00       $1.18         127,588
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.88       $2.09       1,119,435
          2011...............     $2.22       $1.88       1,043,117
          2010...............     $1.97       $2.22       1,081,383
          2009...............     $1.47       $1.97         630,710
          2008...............     $2.58       $1.47         443,768
          2007...............     $2.39       $2.58         327,940
          2006...............     $1.87       $2.39         234,586
          2005...............     $1.71       $1.87         211,140
          2004...............     $1.42       $1.71          91,982
          2003...............     $1.00(f)    $1.42          11,995
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.50       $1.74         405,372
          2011...............     $1.65       $1.50         300,847
          2010...............     $1.46       $1.65         174,563
          2009...............     $1.17       $1.46              --
          2008...............     $2.05       $1.17              --
          2007...............     $1.00(s)    $2.05              --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.98       $2.17          73,508
          2011...............     $2.16       $1.98          81,062
          2010...............     $1.56       $2.16          49,887
          2009...............     $1.12       $1.56             372
          2008...............     $0.00       $1.12             375
          2007...............     $2.09       $2.19              --
          2006...............     $1.90       $2.09              --
          2005...............     $0.00       $1.90           4,213

1.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.63       $1.82        258,590
          2011...............     $1.66       $1.63        139,346
          2010...............     $1.28       $1.66         75,252
          2009...............     $0.89       $1.28            713
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(s)    $1.42             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.78       $2.24        292,453
          2011...............     $1.92       $1.78        227,388
          2010...............     $1.73       $1.92        181,910
          2009...............     $1.22       $1.73          1,741
          2008...............     $1.88       $1.22         10,022
          2007...............     $0.00       $1.88          8,752
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.37       $1.42        366,702
          2011...............     $1.56       $1.37        225,503
          2010...............     $1.23       $1.56         84,344
          2009...............     $0.93       $1.23         52,666
          2008...............     $1.55       $0.93         53,815
          2007...............     $1.39       $1.55         42,837
          2006...............     $1.34       $1.39         14,952
          2005...............     $0.00       $1.34          3,050
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.82       $2.12        286,117
          2011...............     $2.12       $1.82        273,424
          2010...............     $1.70       $2.12        259,930
          2009...............     $1.34       $1.70        187,424
          2008...............     $1.84       $1.34        216,411
          2007...............     $1.96       $1.84        194,115
          2006...............     $1.70       $1.96        117,379
          2005...............     $1.66       $1.70         96,860
          2004...............     $0.00       $1.66         39,748
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.27       $1.48        867,414
          2011...............     $1.39       $1.27        895,014
          2010...............     $1.19       $1.39         37,889
          2009...............     $0.95       $1.19          1,889
          2008...............     $1.47       $0.95             --
          2007...............     $1.00(s)    $1.47             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.57       $1.75        310,506
          2011...............     $1.57       $1.57        306,633
          2010...............     $1.48       $1.57        281,484
          2009...............     $1.20       $1.48         84,884
          2008...............     $1.45       $1.20             --
          2007...............     $1.00(s)    $1.45             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.63       $1.98         96,097
          2011...............     $1.78       $1.63         98,411
          2010...............     $1.70       $1.78         66,572
          2009...............     $1.18       $1.70         22,919
          2008...............     $2.16       $1.18         28,576
          2007...............     $1.61       $2.16         22,961
          2006...............     $1.50       $1.61         17,327
          2005...............     $1.35       $1.50         33,308
          2004...............     $0.00       $1.35         27,068
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.52       $2.81        420,496
          2011...............     $3.79       $2.52        434,419
          2010...............     $3.08       $3.79        380,983
          2009...............     $1.75       $3.08        369,204
          2008...............     $3.73       $1.75        312,169
          2007...............     $2.96       $3.73        200,109
          2006...............     $2.05       $2.96        122,441
          2005...............     $1.58       $2.05         73,369
          2004...............     $0.00       $1.58         20,125


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.95       $1.03         421,688
          2011...............     $1.00       $0.95         425,967
          2010...............     $0.88       $1.00         350,716
          2009...............     $0.67       $0.88         172,523
          2008...............     $0.95       $0.67          27,098
          2007...............     $1.00(s)    $0.95              --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.34       $1.54         731,670
          2011...............     $1.36       $1.34         740,548
          2010...............     $1.23       $1.36         715,293
          2009...............     $0.90       $1.23         515,378
          2008...............     $1.45       $0.90         295,488
          2007...............     $1.00(s)    $1.45              --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.22       $1.39           9,851
          2011...............     $1.32       $1.22           9,682
          2010...............     $1.04       $1.32          10,026
          2009...............     $0.75       $1.04              --
          2008...............     $1.57       $0.75              --
          2007...............     $1.00(s)    $1.57              --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.72       $2.05          20,672
          2011...............     $1.95       $1.72          27,203
          2010...............     $1.46       $1.95          22,416
          2009...............     $0.91       $1.46           7,130
          2008...............     $1.53       $0.91           7,282
          2007...............     $1.52       $1.53           7,588
          2006...............     $1.37       $1.52          20,817
          2005...............     $1.33       $1.37          20,834
          2004...............     $1.27       $1.33          23,116
          2003...............     $1.00(a)    $1.27          13,004
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.55       $1.76       1,363,876
          2011...............     $1.58       $1.55       1,403,873
          2010...............     $1.44       $1.58       1,440,377
          2009...............     $1.20       $1.44       1,138,442
          2008...............     $1.81       $1.20         564,474
          2007...............     $1.71       $1.81         309,221
          2006...............     $1.44       $1.71          16,675
          2005...............     $0.00       $1.44          15,401
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.76         770,789
          2011...............     $0.81       $0.65         687,924
          2010...............     $0.69       $0.81         457,964
          2009...............     $0.41       $0.69         143,169
          2008...............     $0.97       $0.41          13,349
          2007...............     $1.00(s)    $0.97           2,705
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.93          19,165
          2011...............     $0.90       $0.85           2,974
          2010...............     $0.74       $0.90              --
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(s)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.25       $1.39           5,332
          2011...............     $1.28       $1.25           5,470
          2010...............     $1.20       $1.28           5,523
          2009...............     $0.84       $1.20           3,233
          2008...............     $1.58       $0.84           3,248
          2007...............     $1.41       $1.58          11,587
          2006...............     $1.33       $1.41          12,990
          2005...............     $1.29       $1.33          14,723
          2004...............     $0.00       $1.29          14,789

1.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.35       $0.40         686,128
          2011...............     $0.37       $0.35       2,452,486
          2010...............     $0.33       $0.37         818,108
          2009...............     $0.26       $0.33         911,090
          2008...............     $1.25       $0.26         631,799
          2007...............     $1.27       $1.25         304,659
          2006...............     $1.19       $1.27         175,934
          2005...............     $1.18       $1.19         151,973
          2004...............     $0.00       $1.18          57,073
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $1.00          81,502
          2011...............     $0.90       $0.86          48,019
          2010...............     $0.74       $0.90          26,043
          2009...............     $0.55       $0.74              --
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.13       $2.54          28,433
          2011...............     $2.34       $2.13          29,088
          2010...............     $2.07       $2.34         150,756
          2009...............     $1.52       $2.07           3,368
          2008...............     $2.71       $1.52           3,383
          2007...............     $2.44       $2.71           3,398
          2006...............     $0.00       $2.44           3,414
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05       3,484,410
          2011...............     $1.01       $1.01       2,365,249
          2010...............     $1.00       $1.01         539,663
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13       3,670,496
          2011...............     $1.03       $1.05       1,813,976
          2010...............     $1.00       $1.03       2,255,073
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.25       $1.46          13,572
          2011...............     $1.24       $1.25             805
          2010...............     $1.12       $1.24              --
          2009...............     $0.88       $1.12              --
          2008...............     $1.63       $0.88              --
          2007...............     $1.00(s)    $1.63              --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.19       $1.39              --
          2011...............     $1.27       $1.19              --
          2010...............     $1.13       $1.27              --
          2009...............     $0.88       $1.13              --
          2008...............     $1.46       $0.88              --
          2007...............     $1.00(s)    $1.46              --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.28       $1.53          26,176
          2011...............     $1.56       $1.28          34,379
          2010...............     $1.45       $1.56          45,232
          2009...............     $1.18       $1.45          42,552
          2008...............     $2.14       $1.18          47,788
          2007...............     $2.01       $2.14          40,790
          2006...............     $1.60       $2.01          23,271
          2005...............     $1.45       $1.60          24,917
          2004...............     $1.27       $1.45          28,910
          2003...............     $1.00(a)    $1.27          14,631
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.38       $1.58           4,373
          2011...............     $1.48       $1.38          24,090
          2010...............     $1.26       $1.48           1,077
          2009...............     $0.97       $1.26              --
          2008...............     $1.60       $0.97              --
          2007...............     $1.00(s)    $1.60              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.30       $1.46         621,318
          2011...............     $1.61       $1.30         565,634
          2010...............     $1.35       $1.61           8,776
          2009...............     $0.84       $1.35              --
          2008...............     $1.36       $0.84              --
          2007...............     $1.00(s)    $1.36              --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02       1,191,005
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01       1,066,289
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02         263,045

1.70% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.20       $1.27       9,144,768
          2011...............     $1.13       $1.20      10,224,320
          2010...............     $1.05       $1.13      12,689,412
          2009...............     $0.92       $1.05      13,052,833
          2008...............     $1.09       $0.92      13,151,431
          2007...............     $1.08       $1.09      14,783,673
          2006...............     $1.05       $1.08      11,790,654
          2005...............     $1.04       $1.05       9,253,678
          2004...............     $1.01       $1.04       5,289,252
          2003...............     $1.00(a)    $1.01       1,538,397
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.85       $2.14       2,060,756
          2011...............     $1.93       $1.85       2,613,441
          2010...............     $1.56       $1.93       2,999,755
          2009...............     $1.16       $1.56       3,328,733
          2008...............     $1.86       $1.16       3,423,340
          2007...............     $1.76       $1.86       3,156,883
          2006...............     $1.63       $1.76       2,762,473
          2005...............     $1.48       $1.63       2,238,424
          2004...............     $1.30       $1.48       1,471,016
          2003...............     $1.00(a)    $1.30         382,795
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.36       $1.54       3,273,170
          2011...............     $1.36       $1.36       3,430,246
          2010...............     $1.21       $1.36       4,263,281
          2009...............     $0.97       $1.21       4,517,710
          2008...............     $1.58       $0.97       4,913,746
          2007...............     $1.53       $1.58       5,173,379
          2006...............     $1.35       $1.53       5,300,589
          2005...............     $1.31       $1.35       5,678,086
          2004...............     $1.21       $1.31       4,154,422
          2003...............     $1.00(a)    $1.21       1,181,325
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.33       $1.51       2,934,228
          2011...............     $1.35       $1.33       2,807,591
          2010...............     $1.21       $1.35       2,746,129
          2009...............     $1.04       $1.21       2,440,397
          2008...............     $1.02       $1.04       2,463,687
          2007...............     $0.95       $1.02       2,347,660
          2006...............     $0.93       $0.95         952,267
          2005...............     $1.00(o)    $0.93         222,153

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $1.00       $0.98       1,708,835
          2011...............     $1.02       $1.00       1,664,182
          2010...............     $1.03       $1.02       2,062,730
          2009...............     $1.05       $1.03       2,261,693
          2008...............     $1.05       $1.05       3,432,132
          2007...............     $1.02       $1.05       2,850,683
          2006...............     $0.99       $1.02       2,035,522
          2005...............     $0.98       $0.99       1,808,714
          2004...............     $0.99       $0.98         974,107
          2003...............     $1.00(a)    $0.99         233,527
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.10       $1.12       3,299,645
          2011...............     $1.05       $1.10       3,395,856
          2010...............     $1.00       $1.05       4,150,579
          2009...............     $0.94       $1.00       4,324,404
          2008...............     $1.10       $0.94       4,163,918
          2007...............     $1.09       $1.10       5,085,179
          2006...............     $1.05       $1.09       4,423,916
          2005...............     $1.04       $1.05       3,664,514
          2004...............     $1.01       $1.04       2,365,978
          2003...............     $1.00(a)    $1.01         911,037
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.05       $2.37       1,780,381
          2011...............     $1.97       $2.05       2,149,912
          2010...............     $1.56       $1.97       2,557,204
          2009...............     $1.27       $1.56       2,916,401
          2008...............     $2.03       $1.27       2,760,243
          2007...............     $2.45       $2.03       2,777,457
          2006...............     $1.91       $2.45       2,574,038
          2005...............     $1.75       $1.91       2,317,858
          2004...............     $1.31       $1.75       1,670,941
          2003...............     $1.00(a)    $1.31         441,220
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.51          34,417
          2011...............     $0.57       $0.45          41,450
          2010...............     $0.56       $0.57          52,560
          2009...............     $0.42       $0.56          41,281
          2008...............     $0.92       $0.42          23,789
          2007...............     $1.00(s)    $0.92              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.33       $1.49         342,445
          2011...............     $1.31       $1.33         344,442
          2010...............     $1.17       $1.31         381,525
          2009...............     $1.01       $1.17         403,425
          2008...............     $1.58       $1.01         394,356
          2007...............     $1.61       $1.58         432,846
          2006...............     $1.40       $1.61         226,345
          2005...............     $1.36       $1.40         290,791
          2004...............     $1.23       $1.36         283,191
          2003...............     $1.00(a)    $1.23         151,402
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.24       $1.39       2,969,832
          2011...............     $1.25       $1.24       3,563,382
          2010...............     $1.10       $1.25       4,616,796
          2009...............     $0.83       $1.10       5,126,258
          2008...............     $1.45       $0.83       5,422,472
          2007...............     $1.22       $1.45       6,176,887
          2006...............     $1.28       $1.22       6,819,735
          2005...............     $1.28       $1.28       5,876,922
          2004...............     $1.18       $1.28       3,754,559
          2003...............     $1.00(a)    $1.18         922,992


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.45       $1.64       2,315,805
          2011...............     $1.47       $1.45       2,619,389
          2010...............     $1.32       $1.47       2,968,811
          2009...............     $1.12       $1.32       2,990,729
          2008...............     $1.56       $1.12       2,873,310
          2007...............     $1.67       $1.56       3,480,751
          2006...............     $1.44       $1.67       2,811,901
          2005...............     $1.39       $1.44       1,730,385
          2004...............     $1.24       $1.39         580,530
          2003...............     $1.00(a)    $1.24         124,726
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.25       $1.31       2,752,922
          2011...............     $1.13       $1.25       2,438,497
          2010...............     $1.10       $1.13       1,619,163
          2009...............     $1.01       $1.10       1,173,217
          2008...............     $1.05       $1.01         615,150
          2007...............     $1.00(s)    $1.05          19,618
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94         120,949
          2011...............     $1.00       $0.81          57,514
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00          51,699
          2011...............     $1.00       $0.83          41,206
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04          37,619
          2011...............     $1.00       $0.90              --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.87       $1.00          41,243
          2011...............     $1.00       $0.87          10,073
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05         101,026
          2011...............     $1.00       $1.05          18,477
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03         146,907
          2011...............     $1.00       $0.99          96,435
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.89          56,731
          2011...............     $1.00       $0.76          30,625
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         127,864
          2011...............     $1.00       $0.78          17,100
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.67       $1.91       1,898,719
          2011...............     $1.75       $1.67       2,150,504
          2010...............     $1.52       $1.75       2,428,271
          2009...............     $1.14       $1.52       2,648,513
          2008...............     $2.03       $1.14       2,693,112
          2007...............     $1.76       $2.03       3,061,110
          2006...............     $1.61       $1.76       2,647,282
          2005...............     $1.40       $1.61       1,679,816
          2004...............     $1.24       $1.40         923,027
          2003...............     $1.00(a)    $1.24         363,140
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.34       $1.55       5,018,272
          2011...............     $1.36       $1.34       6,150,000
          2010...............     $1.20       $1.36       7,698,907
          2009...............     $0.94       $1.20       8,505,675
          2008...............     $1.67       $0.94       8,747,907
          2007...............     $1.68       $1.67       8,494,618
          2006...............     $1.43       $1.68       8,252,528
          2005...............     $1.37       $1.43       7,116,883
          2004...............     $1.26       $1.37       5,203,621
          2003...............     $1.00(a)    $1.26       1,354,249

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.30       1,424,693
          2011...............     $1.14       $1.16       1,150,319
          2010...............     $1.02       $1.14       1,228,102
          2009...............     $0.72       $1.02       1,043,302
          2008...............     $0.98       $0.72         365,738
          2007...............     $1.00(s)    $0.98         156,712
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.24       $2.52       1,091,920
          2011...............     $2.56       $2.24       1,194,473
          2010...............     $2.02       $2.56       1,471,922
          2009...............     $1.47       $2.02       1,605,826
          2008...............     $2.48       $1.47       1,701,352
          2007...............     $2.19       $2.48       2,074,486
          2006...............     $1.98       $2.19       2,017,209
          2005...............     $1.70       $1.98       1,852,044
          2004...............     $1.39       $1.70       1,196,091
          2003...............     $1.00(a)    $1.39         510,083
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.26       $1.39         204,646
          2011...............     $1.30       $1.26         278,756
          2010...............     $1.18       $1.30         348,026
          2009...............     $0.93       $1.18         363,498
          2008...............     $1.44       $0.93         406,380
          2007...............     $1.38       $1.44         486,566
          2006...............     $1.27       $1.38         556,548
          2005...............     $1.27       $1.27         682,105
          2004...............     $1.20       $1.27         372,121
          2003...............     $1.00(a)    $1.20          83,011
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.06         477,300
          2011...............     $0.96       $0.91         503,290
          2010...............     $0.76       $0.96         544,516
          2009...............     $0.60       $0.76         570,254
          2008...............     $0.91       $0.60         253,515
          2007...............     $1.00(s)    $0.91          43,289
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.63       $1.77         303,981
          2011...............     $1.74       $1.63         318,261
          2010...............     $1.38       $1.74         433,911
          2009...............     $0.98       $1.38         503,254
          2008...............     $1.73       $0.98         454,301
          2007...............     $1.59       $1.73         593,559
          2006...............     $1.48       $1.59         611,613
          2005...............     $1.44       $1.48         644,546
          2004...............     $1.31       $1.44         541,409
          2003...............     $1.00(a)    $1.31         192,554
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.39       $1.56         328,011
          2011...............     $1.43       $1.39         407,873
          2010...............     $1.31       $1.43         505,323
          2009...............     $1.05       $1.31         480,939
          2008...............     $1.71       $1.05         609,661
          2007...............     $1.68       $1.71         701,514
          2006...............     $1.44       $1.68         538,229
          2005...............     $1.32       $1.44         365,868
          2004...............     $1.20       $1.32         241,367
          2003...............     $1.00(a)    $1.20         115,090


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.67       $2.97       1,025,497
          2011...............     $3.23       $2.67       1,174,323
          2010...............     $2.79       $3.23       1,253,994
          2009...............     $1.65       $2.79       1,376,597
          2008...............     $3.54       $1.65       1,234,246
          2007...............     $2.80       $3.54       1,252,016
          2006...............     $2.22       $2.80       1,308,757
          2005...............     $1.77       $2.22       1,315,317
          2004...............     $1.44       $1.77         335,022
          2003...............     $1.00(a)    $1.44         111,633
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07         362,855
          2011...............     $1.02       $1.06         297,501
          2010...............     $1.00       $1.02         100,721
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.87         274,234
          2011...............     $0.83       $0.77         361,425
          2010...............     $0.73       $0.83         211,118
          2009...............     $0.58       $0.73         181,671
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(s)    $0.94          26,859
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.91       $0.99       2,676,320
          2011...............     $0.94       $0.91       2,853,952
          2010...............     $0.85       $0.94       2,899,323
          2009...............     $0.73       $0.85       2,949,212
          2008...............     $0.97       $0.73       1,857,719
          2007...............     $1.00(s)    $0.97         583,999
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.05       $1.09         427,475
          2011...............     $1.04       $1.05         591,417
          2010...............     $0.99       $1.04         524,262
          2009...............     $0.93       $0.99         249,450
          2008...............     $1.01       $0.93          99,512
          2007...............     $1.00(s)    $1.01              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.92       1,426,284
          2011...............     $0.88       $0.83       1,566,232
          2010...............     $0.78       $0.88       1,907,584
          2009...............     $0.64       $0.78       2,019,841
          2008...............     $0.95       $0.64         378,264
          2007...............     $1.00(s)    $0.95          55,761
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.98       $1.04         627,235
          2011...............     $0.98       $0.98         588,780
          2010...............     $0.91       $0.98         621,598
          2009...............     $0.82       $0.91         640,071
          2008...............     $0.99       $0.82         213,333
          2007...............     $1.00(s)    $0.99         149,746
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.34       $1.49         378,936
          2011...............     $1.46       $1.34          37,531
          2010...............     $1.24       $1.46          38,379
          2009...............     $0.76       $1.24          39,139
          2008...............     $1.52       $0.76          50,036
          2007...............     $1.33       $1.52          58,192
          2006...............     $1.31       $1.33          56,791
          2005...............     $1.24       $1.31          52,338
          2004...............     $1.18       $1.24          35,170
          2003...............     $1.00(a)    $1.18           7,356

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.89       $1.02          57,897
          2011...............     $0.90       $0.89          33,251
          2010...............     $0.75       $0.90          23,753
          2009...............     $0.55       $0.75          18,947
          2008...............     $0.95       $0.55           9,283
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.41       $1.65         653,680
          2011...............     $1.47       $1.41         747,503
          2010...............     $1.29       $1.47         786,571
          2009...............     $1.02       $1.29         813,756
          2008...............     $1.62       $1.02         734,556
          2007...............     $1.68       $1.62         804,689
          2006...............     $1.48       $1.68         790,625
          2005...............     $1.44       $1.48         753,392
          2004...............     $1.25       $1.44         451,745
          2003...............     $1.00(a)    $1.25         123,192
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.37       $1.53          15,047
          2011...............     $1.40       $1.37          15,212
          2010...............     $1.30       $1.40          21,424
          2009...............     $1.04       $1.30          27,155
          2008...............     $1.51       $1.04          30,737
          2007...............     $1.43       $1.51          34,451
          2006...............     $1.26       $1.43          38,841
          2005...............     $1.22       $1.26          36,467
          2004...............     $1.18       $1.22          37,975
          2003...............     $1.00(a)    $1.18          15,983
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.08       $1.19         217,225
          2011...............     $1.12       $1.08         199,801
          2010...............     $1.05       $1.12         214,079
          2009...............     $0.80       $1.05         202,900
          2008...............     $1.33       $0.80         201,984
          2007...............     $1.32       $1.33         265,686
          2006...............     $1.22       $1.32         257,509
          2005...............     $1.18       $1.22         238,153
          2004...............     $1.12       $1.18         248,288
          2003...............     $1.00(a)    $1.12         142,812
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.49       $1.67         172,778
          2011...............     $1.55       $1.49         225,396
          2010...............     $1.40       $1.55         276,955
          2009...............     $1.15       $1.40         295,732
          2008...............     $1.72       $1.15         302,833
          2007...............     $1.71       $1.72         246,442
          2006...............     $1.50       $1.71         221,346
          2005...............     $1.39       $1.50         190,591
          2004...............     $0.00       $1.39          89,303
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.91       $1.01         551,481
          2011...............     $0.93       $0.91         558,652
          2010...............     $0.74       $0.93         616,835
          2009...............     $0.62       $0.74         569,256
          2008...............     $0.92       $0.62         211,522
          2007...............     $1.00(s)    $0.92              --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.10       $2.46       3,229,659
          2011...............     $2.30       $2.10       3,555,324
          2010...............     $2.16       $2.30       4,023,092
          2009...............     $1.75       $2.16       3,901,747
          2008...............     $2.41       $1.75       3,593,434
          2007...............     $1.70       $2.41       3,105,702
          2006...............     $1.44       $1.70       2,474,448
          2005...............     $1.18       $1.44       1,042,781
          2004...............     $0.00       $1.18         235,319


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.45       $1.59       1,189,149
          2011...............     $1.43       $1.45       1,144,572
          2010...............     $1.24       $1.43       1,390,166
          2009...............     $1.11       $1.24       1,539,525
          2008...............     $1.44       $1.11       1,949,620
          2007...............     $1.28       $1.44       2,252,042
          2006...............     $1.17       $1.28       2,034,305
          2005...............     $1.14       $1.17       1,568,656
          2004...............     $1.06       $1.14       1,408,023
          2003...............     $1.00(c)    $1.06         395,110
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.50       $1.75         133,346
          2011...............     $1.50       $1.50         144,692
          2010...............     $1.26       $1.50         159,449
          2009...............     $1.04       $1.26         155,861
          2008...............     $1.62       $1.04         137,943
          2007...............     $1.44       $1.62         120,061
          2006...............     $1.25       $1.44         116,187
          2005...............     $1.17       $1.25          61,641
          2004...............     $1.09       $1.17          46,333
          2003...............     $1.00(d)    $1.09          35,621
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.25       $1.25       2,065,290
          2011...............     $1.61       $1.25       2,472,360
          2010...............     $1.40       $1.61       2,543,827
          2009...............     $0.82       $1.40       2,724,862
          2008...............     $2.17       $0.82       2,131,965
          2007...............     $1.54       $2.17       1,920,285
          2006...............     $1.25       $1.54       1,582,981
          2005...............     $1.00(o)    $1.25         659,356
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.31       $1.45       3,177,502
          2011...............     $1.31       $1.31       3,532,652
          2010...............     $1.18       $1.31       4,101,475
          2009...............     $0.95       $1.18       4,305,267
          2008...............     $1.51       $0.95       4,166,277
          2007...............     $1.22       $1.51       4,299,919
          2006...............     $1.18       $1.22       3,851,250
          2005...............     $1.08       $1.18       2,234,993
          2004...............     $1.06       $1.08         997,292
          2003...............     $1.00(e)    $1.06         247,588
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.87       $2.08       4,097,838
          2011...............     $2.21       $1.87       4,449,216
          2010...............     $1.97       $2.21       5,091,255
          2009...............     $1.46       $1.97       5,614,915
          2008...............     $2.57       $1.46       5,847,589
          2007...............     $2.38       $2.57       5,916,778
          2006...............     $1.87       $2.38       5,558,988
          2005...............     $1.71       $1.87       4,978,278
          2004...............     $1.42       $1.71       3,055,751
          2003...............     $1.00(f)    $1.42         864,650
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.50       $1.74         471,638
          2011...............     $1.64       $1.50         466,914
          2010...............     $1.45       $1.64         482,144
          2009...............     $1.17       $1.45         429,053
          2008...............     $2.05       $1.17         427,178
          2007...............     $1.72       $2.05         412,642
          2006...............     $1.45       $1.72         431,261
          2005...............     $1.26       $1.45         325,779
          2004...............     $1.13       $1.26         115,527
          2003...............     $1.00(b)    $1.13          43,064

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.97       $2.16          77,089
          2011...............     $2.15       $1.97          91,953
          2010...............     $1.55       $2.15         202,606
          2009...............     $1.12       $1.55         110,218
          2008...............     $2.19       $1.12         132,054
          2007...............     $2.09       $2.19         169,485
          2006...............     $1.89       $2.09         156,551
          2005...............     $1.59       $1.89         121,080
          2004...............     $1.47       $1.59         124,781
          2003...............     $1.00(g)    $1.47          55,649
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.62       $1.81         175,140
          2011...............     $1.66       $1.62         106,783
          2010...............     $1.28       $1.66          62,588
          2009...............     $0.89       $1.28          55,146
          2008...............     $1.42       $0.89          32,032
          2007...............     $1.28       $1.42          31,357
          2006...............     $0.00       $1.28          31,507
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.77       $2.23         968,803
          2011...............     $1.91       $1.77       1,039,924
          2010...............     $1.72       $1.91       1,066,361
          2009...............     $1.22       $1.72       1,149,233
          2008...............     $1.88       $1.22       1,147,429
          2007...............     $1.53       $1.88       1,086,494
          2006...............     $1.45       $1.53         858,679
          2005...............     $1.26       $1.45         439,177
          2004...............     $1.10       $1.26         390,531
          2003...............     $1.00(b)    $1.10         143,928
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.36       $1.41         808,389
          2011...............     $1.55       $1.36         903,818
          2010...............     $1.22       $1.55       1,000,653
          2009...............     $0.92       $1.22       1,208,225
          2008...............     $1.55       $0.92       1,345,370
          2007...............     $1.39       $1.55       1,431,701
          2006...............     $1.34       $1.39       1,281,578
          2005...............     $1.21       $1.34       1,011,613
          2004...............     $1.08       $1.21         496,089
          2003...............     $1.00(h)    $1.08         197,520
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.81       $2.11       1,418,227
          2011...............     $2.11       $1.81       1,672,658
          2010...............     $1.70       $2.11       1,939,024
          2009...............     $1.34       $1.70       2,220,067
          2008...............     $1.84       $1.34       2,388,572
          2007...............     $1.95       $1.84       2,790,209
          2006...............     $1.70       $1.95       2,465,970
          2005...............     $1.66       $1.70       2,188,356
          2004...............     $1.47       $1.66       1,079,340
          2003...............     $1.00(i)    $1.47         227,043
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.26       $1.47         408,370
          2011...............     $1.38       $1.26         498,631
          2010...............     $1.19       $1.38         533,621
          2009...............     $0.95       $1.19         592,036
          2008...............     $1.46       $0.95         679,301
          2007...............     $1.46       $1.46         803,159
          2006...............     $1.27       $1.46         694,871
          2005...............     $1.24       $1.27         575,915
          2004...............     $1.10       $1.24         256,571
          2003...............     $1.00(j)    $1.10         127,229


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.56       $1.74         321,228
          2011...............     $1.57       $1.56         317,796
          2010...............     $1.47       $1.57         304,196
          2009...............     $1.19       $1.47         287,279
          2008...............     $1.45       $1.19         252,861
          2007...............     $1.33       $1.45         263,893
          2006...............     $1.23       $1.33         317,698
          2005...............     $1.16       $1.23         233,418
          2004...............     $1.09       $1.16         144,922
          2003...............     $1.00(a)    $1.09         198,162
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.62       $1.97       1,078,526
          2011...............     $1.77       $1.62       1,179,762
          2010...............     $1.69       $1.77       1,478,463
          2009...............     $1.18       $1.69       1,531,184
          2008...............     $2.15       $1.18       1,651,669
          2007...............     $1.60       $2.15       1,058,134
          2006...............     $1.49       $1.60         931,262
          2005...............     $1.35       $1.49         649,503
          2004...............     $1.16       $1.35         120,784
          2003...............     $1.00(a)    $1.16          51,163
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.51       $2.80       1,845,277
          2011...............     $3.78       $2.51       1,880,530
          2010...............     $3.07       $3.78       2,106,000
          2009...............     $1.75       $3.07       2,446,830
          2008...............     $3.72       $1.75       2,610,105
          2007...............     $2.95       $3.72       2,342,865
          2006...............     $2.05       $2.95       2,022,219
          2005...............     $1.58       $2.05       1,454,823
          2004...............     $1.35       $1.58         552,485
          2003...............     $1.00(a)    $1.35          67,640
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.95       $1.03         536,989
          2011...............     $0.99       $0.95         522,756
          2010...............     $0.88       $0.99         579,135
          2009...............     $0.67       $0.88         478,178
          2008...............     $0.95       $0.67         155,168
          2007...............     $1.00(s)    $0.95              --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.33       $1.53         828,508
          2011...............     $1.35       $1.33         918,323
          2010...............     $1.23       $1.35       1,030,794
          2009...............     $0.90       $1.23         979,366
          2008...............     $1.45       $0.90         708,434
          2007...............     $1.33       $1.45         474,182
          2006...............     $1.26       $1.33          55,456
          2005...............     $1.23       $1.26          47,813
          2004...............     $1.15       $1.23          52,109
          2003...............     $1.00(a)    $1.15          76,183
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.21       $1.39          19,375
          2011...............     $1.31       $1.21          20,182
          2010...............     $1.03       $1.31          24,029
          2009...............     $0.74       $1.03          37,393
          2008...............     $1.57       $0.74          39,266
          2007...............     $1.45       $1.57          31,674
          2006...............     $1.45       $1.45          51,961
          2005...............     $1.43       $1.45          63,460
          2004...............     $1.27       $1.43          68,350
          2003...............     $1.00(a)    $1.27          44,910

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.71       $2.04         459,679
          2011...............     $1.95       $1.71         536,569
          2010...............     $1.46       $1.95         731,613
          2009...............     $0.91       $1.46         891,820
          2008...............     $1.53       $0.91       1,066,894
          2007...............     $1.52       $1.53       1,138,447
          2006...............     $1.37       $1.52       1,335,062
          2005...............     $1.33       $1.37       1,414,303
          2004...............     $1.27       $1.33       1,154,037
          2003...............     $1.00(a)    $1.27         394,464
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.54       $1.75       1,961,975
          2011...............     $1.57       $1.54       2,232,894
          2010...............     $1.44       $1.57       2,598,734
          2009...............     $1.20       $1.44       2,557,377
          2008...............     $1.81       $1.20       1,853,029
          2007...............     $1.71       $1.81       1,104,441
          2006...............     $1.44       $1.71         524,774
          2005...............     $1.38       $1.44         429,569
          2004...............     $1.22       $1.38         111,139
          2003...............     $1.00(a)    $1.22         100,149
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.76         638,384
          2011...............     $0.80       $0.65         580,206
          2010...............     $0.69       $0.80         539,422
          2009...............     $0.41       $0.69         492,094
          2008...............     $0.97       $0.41         258,573
          2007...............     $1.00(s)    $0.97         113,172
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.93         140,959
          2011...............     $0.89       $0.85         147,241
          2010...............     $0.74       $0.89         161,551
          2009...............     $0.57       $0.74          73,573
          2008...............     $0.96       $0.57          19,953
          2007...............     $1.00(s)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.24       $1.39         282,392
          2011...............     $1.28       $1.24         319,295
          2010...............     $1.19       $1.28         504,402
          2009...............     $0.84       $1.19         490,316
          2008...............     $1.57       $0.84         526,770
          2007...............     $1.41       $1.57         399,137
          2006...............     $1.33       $1.41         367,405
          2005...............     $1.29       $1.33         288,986
          2004...............     $1.23       $1.29         210,550
          2003...............     $1.00(a)    $1.23          58,135
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.35       $0.39       3,562,219
          2011...............     $0.37       $0.35       4,346,520
          2010...............     $0.32       $0.37       5,365,644
          2009...............     $0.26       $0.32       5,752,226
          2008...............     $1.24       $0.26       3,903,890
          2007...............     $1.27       $1.24       2,783,058
          2006...............     $1.18       $1.27       2,370,535
          2005...............     $1.18       $1.18       1,943,131
          2004...............     $1.10       $1.18       1,127,305
          2003...............     $1.00(a)    $1.10         290,214
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $1.00          53,392
          2011...............     $0.90       $0.86          46,761
          2010...............     $0.74       $0.90           9,969
          2009...............     $0.55       $0.74          22,985
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(s)    $0.91              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.12       $2.53         345,142
          2011...............     $2.33       $2.12         359,512
          2010...............     $2.07       $2.33         416,005
          2009...............     $1.51       $2.07         481,394
          2008...............     $2.70       $1.51         428,481
          2007...............     $2.43       $2.70         501,778
          2006...............     $1.91       $2.43         505,525
          2005...............     $1.69       $1.91         515,799
          2004...............     $1.47       $1.69         463,185
          2003...............     $1.00(a)    $1.47         104,616
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05       1,626,675
          2011...............     $1.01       $1.01       1,199,470
          2010...............     $1.00       $1.01         533,849
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13       2,145,018
          2011...............     $1.03       $1.05       2,013,007
          2010...............     $1.00       $1.03       1,037,435
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.24       $1.46         259,934
          2011...............     $1.24       $1.24         260,240
          2010...............     $1.12       $1.24         244,464
          2009...............     $0.88       $1.12         240,876
          2008...............     $1.62       $0.88         252,441
          2007...............     $1.73       $1.62         336,305
          2006...............     $1.52       $1.73         337,653
          2005...............     $1.46       $1.52         248,925
          2004...............     $1.29       $1.46         121,977
          2003...............     $1.00(a)    $1.29          27,837
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.19       $1.39          67,988
          2011...............     $1.26       $1.19          76,416
          2010...............     $1.12       $1.26          80,691
          2009...............     $0.88       $1.12          90,593
          2008...............     $1.46       $0.88         186,655
          2007...............     $1.58       $1.46         174,133
          2006...............     $1.39       $1.58         162,268
          2005...............     $1.34       $1.39         164,447
          2004...............     $1.23       $1.34          96,869
          2003...............     $1.00(a)    $1.23          43,510
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.27       $1.53         448,259
          2011...............     $1.56       $1.27         482,668
          2010...............     $1.44       $1.56         602,272
          2009...............     $1.18       $1.44         666,007
          2008...............     $2.13       $1.18         716,816
          2007...............     $2.00       $2.13         745,380
          2006...............     $1.59       $2.00         725,927
          2005...............     $1.45       $1.59         703,976
          2004...............     $1.27       $1.45         670,831
          2003...............     $1.00(a)    $1.27         306,210
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.37       $1.58           6,804
          2011...............     $1.47       $1.37          13,609
          2010...............     $1.25       $1.47          17,856
          2009...............     $0.96       $1.25          19,098
          2008...............     $1.60       $0.96           8,678
          2007...............     $1.54       $1.60           9,680
          2006...............     $1.44       $1.54          25,531
          2005...............     $1.33       $1.44          21,400
          2004...............     $0.00       $1.33          21,507

1.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.29       $1.45         66,683
          2011...............     $1.60       $1.29         93,937
          2010...............     $1.35       $1.60         68,528
          2009...............     $0.84       $1.35         57,947
          2008...............     $1.35       $0.84         56,429
          2007...............     $1.30       $1.35         56,867
          2006...............     $1.26       $1.30         62,654
          2005...............     $1.21       $1.26         60,382
          2004...............     $1.17       $1.21         64,897
          2003...............     $1.00(a)    $1.17         23,408
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02        237,630
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01         32,655
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02        476,776

1.75% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.19       $1.26         85,452
          2011...............     $1.12       $1.19        109,974
          2010...............     $1.05       $1.12        129,732
          2009...............     $1.08       $1.05        267,464
          2008...............     $1.08       $0.92        355,213
          2007...............     $1.08       $1.08        372,324
          2006...............     $1.05       $1.08        389,962
          2005...............     $1.04       $1.05        257,968
          2004...............     $1.01       $1.04         71,189
          2003...............     $1.00(a)    $1.01         21,470
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.85       $2.13         23,114
          2011...............     $1.92       $1.85         27,370
          2010...............     $1.55       $1.92         37,562
          2009...............     $1.86       $1.55         64,723
          2008...............     $1.86       $1.16         71,886
          2007...............     $1.76       $1.86         81,027
          2006...............     $1.63       $1.76         90,729
          2005...............     $1.48       $1.63         61,677
          2004...............     $1.30       $1.48         38,113
          2003...............     $1.00(a)    $1.30         20,053
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.35       $1.53             --
          2011...............     $1.35       $1.35             --
          2010...............     $1.20       $1.35             --
          2009...............     $1.57       $1.20             --
          2008...............     $1.57       $0.97             --
          2007...............     $1.00(s)    $1.57             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.32       $1.51             --
          2011...............     $1.35       $1.32             --
          2010...............     $1.20       $1.35             --
          2009...............     $1.02       $1.20         24,245
          2008...............     $1.02       $1.04         24,379
          2007...............     $0.95       $1.02         24,513
          2006...............     $0.00       $0.95         24,649


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.99       $0.98         24,905
          2011...............     $1.01       $0.99         30,096
          2010...............     $1.03       $1.01         33,546
          2009...............     $1.04       $1.03         86,309
          2008...............     $1.04       $1.05        146,714
          2007...............     $1.01       $1.04         98,527
          2006...............     $0.99       $1.01        102,908
          2005...............     $0.98       $0.99         60,680
          2004...............     $0.00       $0.98          9,978
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.10       $1.12             --
          2011...............     $1.05       $1.10             --
          2010...............     $1.00       $1.05             --
          2009...............     $1.10       $1.00         33,710
          2008...............     $1.10       $0.94         33,896
          2007...............     $1.08       $1.10         20,765
          2006...............     $1.05       $1.08         20,881
          2005...............     $0.00       $1.05         27,669

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.04       $2.36          9,743
          2011...............     $1.97       $2.04         12,554
          2010...............     $1.55       $1.97         17,177
          2009...............     $2.03       $1.55         31,612
          2008...............     $2.03       $1.27         40,001
          2007...............     $2.45       $2.03         35,071
          2006...............     $1.91       $2.45         47,768
          2005...............     $1.75       $1.91         29,577
          2004...............     $0.00       $1.75          9,381
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.51             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.92       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.32       $1.48             --
          2011...............     $1.31       $1.32             --
          2010...............     $1.17       $1.31             --
          2009...............     $1.57       $1.17             --
          2008...............     $1.57       $1.01             --
          2007...............     $1.00(s)    $1.57             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.23       $1.38         61,330
          2011...............     $1.25       $1.23         76,306
          2010...............     $1.09       $1.25         97,118
          2009...............     $1.44       $1.09        188,944
          2008...............     $1.44       $0.83        209,156
          2007...............     $1.22       $1.44        223,269
          2006...............     $1.28       $1.22        233,249
          2005...............     $1.28       $1.28        170,750
          2004...............     $0.00       $1.28         58,422
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.45       $1.63         25,856
          2011...............     $1.46       $1.45         29,847
          2010...............     $1.31       $1.46         40,616
          2009...............     $1.55       $1.31         46,048
          2008...............     $1.55       $1.12         72,979
          2007...............     $1.67       $1.55         67,261
          2006...............     $1.43       $1.67         73,154
          2005...............     $0.00       $1.43         17,066

1.75% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.24       $1.31             --
          2011...............     $1.13       $1.24             --
          2010...............     $1.10       $1.13             --
          2009...............     $1.05       $1.10             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --

         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.67       $1.90             --
          2011...............     $1.74       $1.67             --
          2010...............     $1.52       $1.74             --
          2009...............     $2.03       $1.52         29,476
          2008...............     $2.03       $1.14         55,743
          2007...............     $1.76       $2.03         57,665
          2006...............     $1.60       $1.76         57,765
          2005...............     $1.40       $1.60         32,600
          2004...............     $1.24       $1.40         20,272
          2003...............     $1.00(a)    $1.24         20,383
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.34       $1.54         59,952
          2011...............     $1.35       $1.34         76,053
          2010...............     $1.20       $1.35         93,165
          2009...............     $1.67       $1.20        197,261
          2008...............     $1.67       $0.94        214,985
          2007...............     $1.68       $1.67        202,073
          2006...............     $1.42       $1.68        237,725
          2005...............     $1.37       $1.42        200,501
          2004...............     $0.00       $1.37         71,729
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.30             --
          2011...............     $1.14       $1.16             --
          2010...............     $1.02       $1.14             --
          2009...............     $0.98       $1.02             --
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.23       $2.51            --
          2011...............     $2.55       $2.23            --
          2010...............     $2.01       $2.55            --
          2009...............     $2.47       $2.01         6,985
          2008...............     $2.47       $1.47        14,464
          2007...............     $2.18       $2.47        13,628
          2006...............     $1.98       $2.18        13,709
          2005...............     $1.70       $1.98        13,327
          2004...............     $0.00       $1.70         3,281
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.25       $1.38            --
          2011...............     $1.29       $1.25            --
          2010...............     $1.18       $1.29            --
          2009...............     $1.44       $1.18            --
          2008...............     $1.44       $0.93            --
          2007...............     $1.38       $1.44         6,770
          2006...............     $1.26       $1.38         6,808
          2005...............     $1.27       $1.26         6,845
          2004...............     $1.20       $1.27        20,435
          2003...............     $1.00(a)    $1.20        20,548
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.91       $1.05            --
          2011...............     $0.96       $0.91            --
          2010...............     $0.76       $0.96            --
          2009...............     $0.91       $0.76            --
          2008...............     $0.91       $0.60            --
          2007...............     $1.00(s)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.62       $1.76            --
          2011...............     $1.73       $1.62            --
          2010...............     $1.38       $1.73            --
          2009...............     $1.73       $1.38            --
          2008...............     $1.73       $0.98            --
          2007...............     $1.00(s)    $1.73            --

         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.38       $1.55            --
          2011...............     $1.42       $1.38            --
          2010...............     $1.30       $1.42            --
          2009...............     $1.71       $1.30            --
          2008...............     $1.71       $1.05            --
          2007...............     $1.00(s)    $1.71            --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.66       $2.96         8,305
          2011...............     $3.22       $2.66         8,231
          2010...............     $2.78       $3.22        11,372
          2009...............     $3.53       $2.78        18,634
          2008...............     $3.53       $1.64        18,924
          2007...............     $2.79       $3.53        20,166
          2006...............     $2.22       $2.79        36,029
          2005...............     $1.77       $2.22        21,644
          2004...............     $0.00       $1.77         3,155
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07            --
          2011...............     $1.02       $1.06            --
          2010...............     $1.00       $1.02            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.87            --
          2011...............     $0.83       $0.77            --
          2010...............     $0.73       $0.83            --
          2009...............     $0.94       $0.73            --
          2008...............     $0.94       $0.58            --
          2007...............     $1.00(s)    $0.94            --

1.75% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.91       $0.99            --
          2011...............     $0.93       $0.91            --
          2010...............     $0.85       $0.93            --
          2009...............     $0.97       $0.85            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.05       $1.09            --
          2011...............     $1.04       $1.05            --
          2010...............     $0.99       $1.04            --
          2009...............     $1.01       $0.99            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(s)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.92            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.78       $0.87            --
          2009...............     $0.95       $0.78            --
          2008...............     $0.95       $0.64            --
          2007...............     $1.00(s)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.98       $1.03            --
          2011...............     $0.98       $0.98            --
          2010...............     $0.91       $0.98            --
          2009...............     $0.98       $0.91            --
          2008...............     $0.98       $0.82            --
          2007...............     $1.00(s)    $0.98            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.33       $1.49            --
          2011...............     $1.45       $1.33            --
          2010...............     $1.23       $1.45            --
          2009...............     $1.52       $1.23            --
          2008...............     $1.52       $0.76            --
          2007...............     $1.00(s)    $1.52            --

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.89       $1.02            --
          2011...............     $0.89       $0.89            --
          2010...............     $0.75       $0.89            --
          2009...............     $0.95       $0.75            --
          2008...............     $0.95       $0.55            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.40       $1.64            --
          2011...............     $1.46       $1.40            --
          2010...............     $1.28       $1.46            --
          2009...............     $1.61       $1.28         9,708
          2008...............     $1.61       $1.02         9,761
          2007...............     $1.68       $1.61         9,815
          2006...............     $1.47       $1.68         9,870
          2005...............     $0.00       $1.47         7,075
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.37       $1.53            --
          2011...............     $1.40       $1.37            --
          2010...............     $1.30       $1.40            --
          2009...............     $1.51       $1.30            --
          2008...............     $1.51       $1.03            --
          2007...............     $1.00(s)    $1.51            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.07       $1.18            --
          2011...............     $1.11       $1.07            --
          2010...............     $1.05       $1.11            --
          2009...............     $1.32       $1.05            --
          2008...............     $1.32       $0.80            --
          2007...............     $1.00(s)    $1.32            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.48       $1.66            --
          2011...............     $1.54       $1.48            --
          2010...............     $1.40       $1.54            --
          2009...............     $1.72       $1.40            --
          2008...............     $1.72       $1.15            --
          2007...............     $1.00(s)    $1.72            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.90       $1.01            --
          2011...............     $0.93       $0.90            --
          2010...............     $0.74       $0.93            --
          2009...............     $0.92       $0.74            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.09       $2.45            --
          2011...............     $2.30       $2.09            --
          2010...............     $2.15       $2.30            --
          2009...............     $2.40       $2.15        13,569
          2008...............     $2.40       $1.75        13,643
          2007...............     $1.70       $2.40        13,719
          2006...............     $1.44       $1.70        40,018
          2005...............     $0.00       $1.44        30,765
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.45       $1.59            --
          2011...............     $1.42       $1.45            --
          2010...............     $1.24       $1.42            --
          2009...............     $1.43       $1.24            --
          2008...............     $1.43       $1.11            --
          2007...............     $1.00(s)    $1.43            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.49       $1.74            --
          2011...............     $1.50       $1.49            --
          2010...............     $1.26       $1.50            --
          2009...............     $1.61       $1.26            --
          2008...............     $1.61       $1.03            --
          2007...............     $1.44       $1.61         7,002
          2006...............     $1.25       $1.44         7,041
          2005...............     $0.00       $1.25         7,079

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.24       $1.24            --
          2011...............     $1.61       $1.24            --
          2010...............     $1.40       $1.61            --
          2009...............     $2.17       $1.40            --
          2008...............     $2.17       $0.82            --
          2007...............     $1.00(s)    $2.17            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.31       $1.45        37,207
          2011...............     $1.30       $1.31        42,937
          2010...............     $1.18       $1.30        58,804
          2009...............     $1.51       $1.18        68,061
          2008...............     $1.51       $0.94        68,106
          2007...............     $1.22       $1.51        76,176
          2006...............     $1.18       $1.22        85,224
          2005...............     $0.00       $1.18        26,853

1.75% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.86       $2.07         40,949
          2011...............     $2.20       $1.86         43,848
          2010...............     $1.96       $2.20         55,990
          2009...............     $2.57       $1.96        102,590
          2008...............     $2.57       $1.46        111,879
          2007...............     $2.38       $2.57        110,540
          2006...............     $1.87       $2.38        135,501
          2005...............     $1.71       $1.87        109,082
          2004...............     $0.00       $1.71         32,720
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.49       $1.73             --
          2011...............     $1.64       $1.49             --
          2010...............     $1.45       $1.64             --
          2009...............     $2.05       $1.45             --
          2008...............     $2.05       $1.16             --
          2007...............     $1.00(s)    $2.05             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.96       $2.15             --
          2011...............     $2.14       $1.96             --
          2010...............     $1.55       $2.14             --
          2009...............     $2.18       $1.55            797
          2008...............     $2.18       $1.12            950
          2007...............     $2.09       $2.18          1,102
          2006...............     $1.89       $2.09          1,207
          2005...............     $1.59       $1.89         11,284
          2004...............     $0.00       $1.59          1,575
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.61       $1.80             --
          2011...............     $1.65       $1.61             --
          2010...............     $1.28       $1.65             --
          2009...............     $1.42       $1.28             --
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(s)    $1.42             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.76       $2.22             --
          2011...............     $1.90       $1.76             --
          2010...............     $1.72       $1.90             --
          2009...............     $1.87       $1.72          1,008
          2008...............     $1.87       $1.22          1,201
          2007...............     $1.53       $1.87          1,394
          2006...............     $1.45       $1.53          1,527
          2005...............     $1.25       $1.45          1,981
          2004...............     $0.00       $1.25          1,992

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.36       $1.40             --
          2011...............     $1.55       $1.36             --
          2010...............     $1.22       $1.55             --
          2009...............     $1.54       $1.22             --
          2008...............     $1.54       $0.92             --
          2007...............     $1.38       $1.54             --
          2006...............     $1.34       $1.38          1,640
          2005...............     $0.00       $1.34          8,082
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.80       $2.10         19,241
          2011...............     $2.10       $1.80         22,044
          2010...............     $1.69       $2.10         28,032
          2009...............     $1.84       $1.69         62,166
          2008...............     $1.84       $1.33         80,852
          2007...............     $1.95       $1.84         75,051
          2006...............     $1.70       $1.95         81,689
          2005...............     $1.66       $1.70         55,362
          2004...............     $0.00       $1.66         20,364


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.26       $1.47            --
          2011...............     $1.38       $1.26            --
          2010...............     $1.18       $1.38            --
          2009...............     $1.46       $1.18            --
          2008...............     $1.46       $0.95            --
          2007...............     $1.00(s)    $1.46            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.55       $1.73            --
          2011...............     $1.56       $1.55            --
          2010...............     $1.47       $1.56            --
          2009...............     $1.44       $1.47            --
          2008...............     $1.44       $1.19            --
          2007...............     $1.00(s)    $1.44            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.61       $1.96            --
          2011...............     $1.76       $1.61            --
          2010...............     $1.69       $1.76            --
          2009...............     $2.15       $1.69         7,246
          2008...............     $2.15       $1.18         7,286
          2007...............     $1.60       $2.15         7,326
          2006...............     $1.49       $1.60         7,367
          2005...............     $0.00       $1.49        14,950
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.50       $2.78        10,449
          2011...............     $3.76       $2.50        10,426
          2010...............     $3.06       $3.76        12,331
          2009...............     $3.71       $3.06        35,219
          2008...............     $3.71       $1.74        60,845
          2007...............     $2.95       $3.71        57,057
          2006...............     $2.05       $2.95        89,939
          2005...............     $1.58       $2.05        52,928
          2004...............     $0.00       $1.58        17,578
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.95       $1.03            --
          2011...............     $0.99       $0.95            --
          2010...............     $0.88       $0.99            --
          2009...............     $0.95       $0.88            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(s)    $0.95            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.33       $1.52            --
          2011...............     $1.35       $1.33            --
          2010...............     $1.22       $1.35            --
          2009...............     $1.44       $1.22            --
          2008...............     $1.44       $0.89            --
          2007...............     $1.00(s)    $1.44            --

         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.21       $1.38            --
          2011...............     $1.31       $1.21            --
          2010...............     $1.03       $1.31            --
          2009...............     $1.56       $1.03            --
          2008...............     $1.56       $0.74            --
          2007...............     $1.45       $1.56         4,277
          2006...............     $1.44       $1.45         4,301
          2005...............     $1.43       $1.44         4,324
          2004...............     $1.27       $1.43        12,780
          2003...............     $1.00(a)    $1.27        12,851

1.75% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.71       $2.03             --
          2011...............     $1.94       $1.71             --
          2010...............     $1.45       $1.94             --
          2009...............     $1.53       $1.45             --
          2008...............     $1.53       $0.91          4,207
          2007...............     $1.52       $1.53          4,230
          2006...............     $1.37       $1.52          4,254
          2005...............     $1.33       $1.37          4,277
          2004...............     $0.00       $1.33          4,301
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.53       $1.75             --
          2011...............     $1.57       $1.53             --
          2010...............     $1.43       $1.57             --
          2009...............     $1.80       $1.43             --
          2008...............     $1.80       $1.19             --
          2007...............     $1.00(s)    $1.80             --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.65       $0.76             --
          2011...............     $0.80       $0.65             --
          2010...............     $0.69       $0.80             --
          2009...............     $0.97       $0.69             --
          2008...............     $0.97       $0.41             --
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.92             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.96       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.23       $1.38             --
          2011...............     $1.27       $1.23             --
          2010...............     $1.19       $1.27             --
          2009...............     $1.57       $1.19             --
          2008...............     $1.57       $0.84             --
          2007...............     $1.00(s)    $1.57             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.35       $0.39        106,563
          2011...............     $0.36       $0.35        120,544
          2010...............     $0.32       $0.36        154,538
          2009...............     $1.24       $0.32        249,898
          2008...............     $1.24       $0.26        139,153
          2007...............     $1.27       $1.24        113,795
          2006...............     $1.18       $1.27        122,899
          2005...............     $1.18       $1.18         68,846
          2004...............     $1.10       $1.18         35,912
          2003...............     $1.00(a)    $1.10         20,112
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $1.00             --
          2011...............     $0.90       $0.86             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.91       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.11       $2.52             --
          2011...............     $2.32       $2.11             --
          2010...............     $2.06       $2.32             --
          2009...............     $2.70       $2.06             --
          2008...............     $2.70       $1.51             --
          2007...............     $1.00(s)    $2.70             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.05            --
          2011...............     $1.01       $1.01            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13            --
          2011...............     $1.03       $1.05            --
          2010...............     $1.00       $1.03            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.24       $1.45            --
          2011...............     $1.23       $1.24            --
          2010...............     $1.12       $1.23            --
          2009...............     $1.62       $1.12            --
          2008...............     $1.62       $0.88            --
          2007...............     $1.73       $1.62        18,429
          2006...............     $0.00       $1.73        18,532
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.18       $1.38            --
          2011...............     $1.26       $1.18            --
          2010...............     $1.12       $1.26            --
          2009...............     $1.46       $1.12            --
          2008...............     $1.46       $0.88            --
          2007...............     $1.58       $1.46         6,831
          2006...............     $1.39       $1.58         6,869
          2005...............     $1.34       $1.39         6,907
          2004...............     $1.23       $1.34        20,698
          2003...............     $1.00(a)    $1.23        20,812
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.27       $1.52            --
          2011...............     $1.55       $1.27            --
          2010...............     $1.44       $1.55            --
          2009...............     $2.13       $1.44            --
          2008...............     $2.13       $1.17            --
          2007...............     $1.00(s)    $2.13            --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.37       $1.57            --
          2011...............     $1.47       $1.37            --
          2010...............     $1.25       $1.47            --
          2009...............     $1.59       $1.25            --
          2008...............     $1.59       $0.96            --
          2007...............     $1.00(s)    $1.59            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.29       $1.45            --
          2011...............     $1.60       $1.29            --
          2010...............     $1.34       $1.60            --
          2009...............     $1.35       $1.34            --
          2008...............     $1.35       $0.83            --
          2007...............     $1.00(s)    $1.35            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02            --

1.80% Variable Account Charge


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.19       $1.25       1,456,737
          2011...............     $1.12       $1.19       1,496,947
          2010...............     $1.04       $1.12       1,544,074
          2009...............     $0.92       $1.04       1,590,842
          2008...............     $1.08       $0.92       1,643,164
          2007...............     $1.08       $1.08       1,612,373
          2006...............     $1.05       $1.08       1,100,022
          2005...............     $1.04       $1.05         902,161
          2004...............     $1.01       $1.04         752,510
          2003...............     $1.00(a)    $1.01         606,327
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.84       $2.12         476,514
          2011...............     $1.91       $1.84         450,597
          2010...............     $1.55       $1.91         428,427
          2009...............     $1.15       $1.55         445,380
          2008...............     $1.85       $1.15         440,364
          2007...............     $1.76       $1.85         418,092
          2006...............     $1.63       $1.76         352,941
          2005...............     $1.48       $1.63         310,533
          2004...............     $1.30       $1.48         275,412
          2003...............     $1.00(a)    $1.30         298,072
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.34       $1.52         325,474
          2011...............     $1.35       $1.34         200,241
          2010...............     $1.20       $1.35         205,252
          2009...............     $0.97       $1.20         226,525
          2008...............     $1.57       $0.97         250,693
          2007...............     $1.52       $1.57         268,087
          2006...............     $1.35       $1.52         286,678
          2005...............     $1.31       $1.35         233,136
          2004...............     $1.21       $1.31         241,933
          2003...............     $1.00(a)    $1.21         238,921
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.32       $1.50         386,990
          2011...............     $1.34       $1.32         254,601
          2010...............     $1.20       $1.34         234,776
          2009...............     $1.04       $1.20         222,241
          2008...............     $1.02       $1.04         230,834
          2007...............     $0.95       $1.02         180,319
          2006...............     $0.93       $0.95          45,456
          2005...............     $1.00(o)    $0.93          11,378
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.99       $0.97         745,972
          2011...............     $1.01       $0.99         701,348
          2010...............     $1.03       $1.01         980,115
          2009...............     $1.04       $1.03         490,454
          2008...............     $1.04       $1.04         346,990
          2007...............     $1.01       $1.04         483,642
          2006...............     $0.99       $1.01         191,224
          2005...............     $0.98       $0.99         190,292
          2004...............     $0.99       $0.98         150,323
          2003...............     $1.00(a)    $0.99         110,908
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.09       $1.11         451,448
          2011...............     $1.04       $1.09         480,489
          2010...............     $0.99       $1.04         504,591
          2009...............     $0.94       $0.99         544,261
          2008...............     $1.10       $0.94         554,800
          2007...............     $1.08       $1.10         675,761
          2006...............     $1.05       $1.08         622,951
          2005...............     $1.04       $1.05         617,974
          2004...............     $1.01       $1.04         592,001
          2003...............     $1.00(a)    $1.01         489,780


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.03       $2.35        411,676
          2011...............     $1.96       $2.03        304,196
          2010...............     $1.55       $1.96        307,079
          2009...............     $1.26       $1.55        315,030
          2008...............     $2.02       $1.26        279,137
          2007...............     $2.44       $2.02        291,273
          2006...............     $1.90       $2.44        301,152
          2005...............     $1.74       $1.90        294,775
          2004...............     $1.31       $1.74        293,171
          2003...............     $1.00(a)    $1.31        202,336
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.51             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.31       $1.48         60,863
          2011...............     $1.30       $1.31         51,341
          2010...............     $1.16       $1.30         47,405
          2009...............     $1.01       $1.16         70,023
          2008...............     $1.57       $1.01         71,469
          2007...............     $1.60       $1.57        133,044
          2006...............     $1.40       $1.60        148,770
          2005...............     $1.36       $1.40        298,377
          2004...............     $1.23       $1.36        296,270
          2003...............     $1.00(a)    $1.23        365,394
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.23       $1.37        389,353
          2011...............     $1.24       $1.23        435,188
          2010...............     $1.09       $1.24        460,082
          2009...............     $0.83       $1.09        482,222
          2008...............     $1.44       $0.83        501,426
          2007...............     $1.21       $1.44        532,263
          2006...............     $1.28       $1.21        545,783
          2005...............     $1.28       $1.28        427,767
          2004...............     $1.18       $1.28        358,066
          2003...............     $1.00(a)    $1.18        315,964
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.44       $1.62        511,390
          2011...............     $1.45       $1.44        341,899
          2010...............     $1.31       $1.45        303,146
          2009...............     $1.11       $1.31        192,450
          2008...............     $1.55       $1.11        173,426
          2007...............     $1.67       $1.55        289,717
          2006...............     $1.43       $1.67        309,879
          2005...............     $1.39       $1.43        244,285
          2004...............     $1.24       $1.39        206,050
          2003...............     $1.00(a)    $1.24         89,104
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.24       $1.31        612,055
          2011...............     $1.13       $1.24        271,299
          2010...............     $1.09       $1.13        190,463
          2009...............     $1.01       $1.09         98,294
          2008...............     $1.05       $1.01         52,752
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94        156,160
          2011...............     $1.00       $0.81          7,601
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $0.99         29,737
          2011...............     $1.00       $0.83          6,244

1.80% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04         162,508
          2011...............     $1.00       $0.90          11,894
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00         274,061
          2011...............     $1.00       $0.86              --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05          16,716
          2011...............     $1.00       $1.05          18,611
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03          53,893
          2011...............     $1.00       $0.99           2,877
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88          10,407
          2011...............     $1.00       $0.76           7,623
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         100,109
          2011...............     $1.00       $0.78           9,700
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.66       $1.89         266,789
          2011...............     $1.74       $1.66         243,717
          2010...............     $1.51       $1.74         248,675
          2009...............     $1.14       $1.51         188,249
          2008...............     $2.02       $1.14         178,803
          2007...............     $1.75       $2.02         219,442
          2006...............     $1.60       $1.75         219,367
          2005...............     $1.40       $1.60         189,136
          2004...............     $1.24       $1.40          76,041
          2003...............     $1.00(a)    $1.24          31,453
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.33       $1.53         907,973
          2011...............     $1.35       $1.33       1,002,833
          2010...............     $1.19       $1.35       1,066,250
          2009...............     $0.94       $1.19       1,115,485
          2008...............     $1.67       $0.94       1,209,907
          2007...............     $1.68       $1.67       1,121,335
          2006...............     $1.42       $1.68       1,067,365
          2005...............     $1.37       $1.42       1,131,264
          2004...............     $1.26       $1.37       1,063,776
          2003...............     $1.00(a)    $1.26       1,012,038
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.29         601,691
          2011...............     $1.14       $1.16         346,458
          2010...............     $1.02       $1.14         140,628
          2009...............     $0.72       $1.02         126,130
          2008...............     $0.98       $0.72          61,828
          2007...............     $1.00(s)    $0.98              --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.22       $2.50          77,538
          2011...............     $2.54       $2.22          66,897
          2010...............     $2.01       $2.54          63,680
          2009...............     $1.46       $2.01          41,827
          2008...............     $2.47       $1.46          40,328
          2007...............     $2.18       $2.47          90,899
          2006...............     $1.97       $2.18          94,341
          2005...............     $1.70       $1.97         140,357
          2004...............     $1.39       $1.70         141,405
          2003...............     $1.00(a)    $1.39         119,847


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.25       $1.38        107,420
          2011...............     $1.29       $1.25        112,727
          2010...............     $1.18       $1.29         33,464
          2009...............     $0.92       $1.18          4,984
          2008...............     $1.43       $0.92          7,605
          2007...............     $1.38       $1.43         33,137
          2006...............     $1.26       $1.38         23,132
          2005...............     $1.27       $1.26         34,280
          2004...............     $1.20       $1.27         30,339
          2003...............     $1.00(a)    $1.20         28,875
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.90       $1.05        263,445
          2011...............     $0.96       $0.90        183,923
          2010...............     $0.76       $0.96        136,880
          2009...............     $0.60       $0.76        100,438
          2008...............     $0.91       $0.60         63,763
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.61       $1.75        111,974
          2011...............     $1.72       $1.61        116,739
          2010...............     $1.37       $1.72         81,879
          2009...............     $0.98       $1.37         36,522
          2008...............     $1.73       $0.98         41,918
          2007...............     $1.58       $1.73        109,616
          2006...............     $1.48       $1.58         81,998
          2005...............     $1.44       $1.48        123,646
          2004...............     $1.31       $1.44        121,605
          2003...............     $1.00(a)    $1.31         96,092
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.38       $1.55         52,322
          2011...............     $1.42       $1.38        103,355
          2010...............     $1.30       $1.42         31,292
          2009...............     $1.05       $1.30         37,753
          2008...............     $1.70       $1.05         30,684
          2007...............     $1.67       $1.70         71,001
          2006...............     $1.44       $1.67         74,272
          2005...............     $1.32       $1.44         96,140
          2004...............     $1.20       $1.32         91,706
          2003...............     $1.00(a)    $1.20         68,184
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.65       $2.94        165,330
          2011...............     $3.20       $2.65        138,809
          2010...............     $2.77       $3.20        103,864
          2009...............     $1.64       $2.77         62,278
          2008...............     $3.52       $1.64         68,689
          2007...............     $2.78       $3.52         72,323
          2006...............     $2.21       $2.78         63,113
          2005...............     $1.77       $2.21         43,195
          2004...............     $1.44       $1.77         29,480
          2003...............     $1.00(a)    $1.44         21,598
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07        350,274
          2011...............     $1.02       $1.06        130,452
          2010...............     $1.00       $1.02         56,482
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.86        209,399
          2011...............     $0.83       $0.77        218,982
          2010...............     $0.72       $0.83        140,226
          2009...............     $0.58       $0.72        141,229
          2008...............     $0.94       $0.58             --
          2007...............     $1.00(s)    $0.94             --

1.80% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.91       $0.99       1,286,488
          2011...............     $0.93       $0.91         504,683
          2010...............     $0.84       $0.93         491,029
          2009...............     $0.72       $0.84         506,634
          2008...............     $0.97       $0.72         513,716
          2007...............     $1.00(s)    $0.97              --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.05       $1.08         111,844
          2011...............     $1.04       $1.05          13,793
          2010...............     $0.98       $1.04              --
          2009...............     $0.93       $0.98         274,433
          2008...............     $1.00       $0.93              --
          2007...............     $1.00(s)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.83       $0.92         528,650
          2011...............     $0.87       $0.83         316,004
          2010...............     $0.78       $0.87         889,679
          2009...............     $0.64       $0.78         949,927
          2008...............     $0.95       $0.64         320,250
          2007...............     $1.00(s)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.97       $1.03         916,312
          2011...............     $0.98       $0.97         442,482
          2010...............     $0.91       $0.98         152,537
          2009...............     $0.82       $0.91          27,509
          2008...............     $0.99       $0.82           1,864
          2007...............     $1.00(s)    $0.99              --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.33       $1.48          30,409
          2011...............     $1.44       $1.33           1,937
          2010...............     $1.23       $1.44           2,732
          2009...............     $0.76       $1.23           4,170
          2008...............     $1.51       $0.76           2,051
          2007...............     $1.32       $1.51           2,209
          2006...............     $0.00       $1.32           2,026
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.02           5,035
          2011...............     $0.89       $0.88              --
          2010...............     $0.74       $0.89              --
          2009...............     $0.54       $0.74              --
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.40       $1.63         213,467
          2011...............     $1.45       $1.40          77,035
          2010...............     $1.28       $1.45          33,561
          2009...............     $1.01       $1.28          12,062
          2008...............     $1.61       $1.01          14,252
          2007...............     $1.68       $1.61          11,480
          2006...............     $1.47       $1.68           9,509
          2005...............     $1.44       $1.47          18,072
          2004...............     $1.25       $1.44          17,150
          2003...............     $1.00(a)    $1.25          17,253
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.36       $1.52           2,970
          2011...............     $1.39       $1.36              --
          2010...............     $1.30       $1.39              --
          2009...............     $1.03       $1.30              --
          2008...............     $1.51       $1.03              --
          2007...............     $1.00(s)    $1.51              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.47       $1.65          3,757
          2011...............     $1.53       $1.47         12,637
          2010...............     $1.39       $1.53         10,782
          2009...............     $1.14       $1.39          8,768
          2008...............     $1.72       $1.14         10,750
          2007...............     $1.70       $1.72         14,054
          2006...............     $1.50       $1.70         12,656
          2005...............     $1.39       $1.50         33,262
          2004...............     $1.24       $1.39         35,013
          2003...............     $1.00(a)    $1.24         18,703
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.07       $1.18        148,587
          2011...............     $1.11       $1.07        131,620
          2010...............     $1.05       $1.11        134,494
          2009...............     $0.80       $1.05        147,407
          2008...............     $1.32       $0.80        155,867
          2007...............     $1.32       $1.32        160,234
          2006...............     $1.22       $1.32        160,909
          2005...............     $1.18       $1.22        181,007
          2004...............     $1.12       $1.18        182,093
          2003...............     $1.00(a)    $1.12        183,190
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.90       $1.01        328,876
          2011...............     $0.93       $0.90        154,649
          2010...............     $0.74       $0.93        126,718
          2009...............     $0.62       $0.74        106,232
          2008...............     $0.92       $0.62         48,589
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.09       $2.44        628,653
          2011...............     $2.29       $2.09        423,953
          2010...............     $2.14       $2.29        296,805
          2009...............     $1.75       $2.14        173,900
          2008...............     $2.40       $1.75        179,578
          2007...............     $1.69       $2.40        111,948
          2006...............     $1.43       $1.69        127,482
          2005...............     $1.17       $1.43         89,517
          2004...............     $0.00       $1.17          4,698
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.44       $1.58        188,314
          2011...............     $1.42       $1.44         40,219
          2010...............     $1.23       $1.42         49,237
          2009...............     $1.11       $1.23         58,460
          2008...............     $1.43       $1.11         81,848
          2007...............     $1.28       $1.43         78,563
          2006...............     $1.17       $1.28         82,487
          2005...............     $1.14       $1.17         86,260
          2004...............     $0.00       $1.14        114,132
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.49       $1.73        239,710
          2011...............     $1.49       $1.49        140,060
          2010...............     $1.26       $1.49         17,133
          2009...............     $1.03       $1.26             --
          2008...............     $1.60       $1.03         25,190
          2007...............     $1.44       $1.60             --
          2006...............     $0.00       $1.44          1,947
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.24       $1.24        473,743
          2011...............     $1.61       $1.24        373,742
          2010...............     $1.40       $1.61        242,704
          2009...............     $0.82       $1.40        128,482
          2008...............     $2.16       $0.82        123,416
          2007...............     $1.53       $2.16         87,473
          2006...............     $1.25       $1.53         45,785
          2005...............     $1.00(o)    $1.25         31,955

1.80% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.44        738,361
          2011...............     $1.30       $1.30        539,885
          2010...............     $1.17       $1.30        492,600
          2009...............     $0.94       $1.17        450,105
          2008...............     $1.50       $0.94        405,078
          2007...............     $1.22       $1.50        382,123
          2006...............     $1.18       $1.22        236,435
          2005...............     $1.08       $1.18         90,093
          2004...............     $0.00       $1.08         20,551
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.85       $2.06        618,875
          2011...............     $2.19       $1.85        463,420
          2010...............     $1.95       $2.19        408,023
          2009...............     $1.45       $1.95        399,291
          2008...............     $2.56       $1.45        405,812
          2007...............     $2.37       $2.56        397,848
          2006...............     $1.87       $2.37        348,360
          2005...............     $1.71       $1.87        288,873
          2004...............     $1.42       $1.71        231,193
          2003...............     $1.00(f)    $1.42        115,030
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.48       $1.72        302,632
          2011...............     $1.63       $1.48        129,017
          2010...............     $1.45       $1.63         62,053
          2009...............     $1.16       $1.45         35,716
          2008...............     $2.04       $1.16         36,440
          2007...............     $1.71       $2.04         59,203
          2006...............     $1.44       $1.71         42,847
          2005...............     $1.26       $1.44         18,964
          2004...............     $1.13       $1.26         18,232
          2003...............     $1.00(b)    $1.13         23,813
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.95       $2.14         72,570
          2011...............     $2.13       $1.95         38,488
          2010...............     $1.54       $2.13         27,434
          2009...............     $1.11       $1.54         30,967
          2008...............     $2.18       $1.11         30,912
          2007...............     $2.08       $2.18         40,963
          2006...............     $1.89       $2.08         18,669
          2005...............     $1.59       $1.89         18,771
          2004...............     $1.47       $1.59         21,039
          2003...............     $1.00(g)    $1.47         21,043
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.61       $1.79        248,258
          2011...............     $1.65       $1.61         86,402
          2010...............     $1.27       $1.65         41,164
          2009...............     $0.89       $1.27         41,569
          2008...............     $1.41       $0.89         44,122
          2007...............     $1.28       $1.41          4,280
          2006...............     $1.20       $1.28            983
          2005...............     $1.00(o)    $1.20          1,040
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.76       $2.21        230,269
          2011...............     $1.90       $1.76        102,798
          2010...............     $1.71       $1.90         85,508
          2009...............     $1.21       $1.71         52,887
          2008...............     $1.87       $1.21         43,374
          2007...............     $1.53       $1.87         64,143
          2006...............     $1.44       $1.53         39,185
          2005...............     $1.25       $1.44         41,282
          2004...............     $0.00       $1.25          4,917


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.40        158,406
          2011...............     $1.54       $1.35         90,130
          2010...............     $1.22       $1.54         82,211
          2009...............     $0.92       $1.22         52,106
          2008...............     $1.54       $0.92         48,986
          2007...............     $1.38       $1.54         73,200
          2006...............     $1.34       $1.38         63,855
          2005...............     $1.21       $1.34         54,636
          2004...............     $1.08       $1.21         47,634
          2003...............     $1.00(h)    $1.08          3,745
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.79       $2.09        222,768
          2011...............     $2.09       $1.79        220,142
          2010...............     $1.69       $2.09        231,213
          2009...............     $1.33       $1.69        240,337
          2008...............     $1.83       $1.33        271,924
          2007...............     $1.95       $1.83        296,312
          2006...............     $1.70       $1.95        288,855
          2005...............     $1.66       $1.70        266,675
          2004...............     $1.47       $1.66        240,534
          2003...............     $1.00(i)    $1.47        204,082
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.25       $1.46        156,365
          2011...............     $1.37       $1.25         69,896
          2010...............     $1.18       $1.37         26,710
          2009...............     $0.95       $1.18         13,561
          2008...............     $1.46       $0.95         13,337
          2007...............     $1.46       $1.46          5,327
          2006...............     $1.27       $1.46            971
          2005...............     $1.24       $1.27          3,461
          2004...............     $0.00       $1.24         24,759
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.55       $1.72         55,681
          2011...............     $1.55       $1.55         55,066
          2010...............     $1.46       $1.55         18,982
          2009...............     $1.19       $1.46         12,982
          2008...............     $1.44       $1.19          2,892
          2007...............     $0.00       $1.44          4,196
          2006...............     $1.23       $0.00             --
          2005...............     $1.16       $1.23         19,240
          2004...............     $1.09       $1.16         19,355
          2003...............     $1.00(a)    $1.09         19,471
         JANUS ASPEN: FORTY SUB-ACCOUNT(I):
          2012...............     $1.61       $1.95         90,795
          2011...............     $1.76       $1.61         81,147
          2010...............     $1.68       $1.76        131,674
          2009...............     $1.17       $1.68         71,242
          2008...............     $2.14       $1.17         73,158
          2007...............     $1.60       $2.14         33,467
          2006...............     $1.49       $1.60         28,030
          2005...............     $1.35       $1.49         43,327
          2004...............     $1.16       $1.35         84,455
          2003...............     $1.00(a)    $1.16         19,389
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.49       $2.77        290,752
          2011...............     $3.75       $2.49        242,413
          2010...............     $3.05       $3.75        225,233
          2009...............     $1.74       $3.05        199,055
          2008...............     $3.70       $1.74        198,781
          2007...............     $2.94       $3.70        122,096
          2006...............     $2.04       $2.94         70,098
          2005...............     $1.58       $2.04         66,382
          2004...............     $1.35       $1.58         40,428
          2003...............     $1.00(a)    $1.35         10,959

1.80% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.94       $1.03        359,814
          2011...............     $0.99       $0.94        210,622
          2010...............     $0.87       $0.99        221,635
          2009...............     $0.67       $0.87         52,646
          2008...............     $0.95       $0.67         21,469
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.32       $1.52        385,785
          2011...............     $1.34       $1.32        225,500
          2010...............     $1.22       $1.34        178,159
          2009...............     $0.89       $1.22        164,584
          2008...............     $1.44       $0.89        139,394
          2007...............     $1.32       $1.44        108,322
          2006...............     $1.25       $1.32         26,530
          2005...............     $1.22       $1.25         44,306
          2004...............     $1.14       $1.22         38,990
          2003...............     $1.00(a)    $1.14         39,578
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.20       $1.37         37,980
          2011...............     $1.30       $1.20             --
          2010...............     $1.03       $1.30             --
          2009...............     $0.74       $1.03          1,764
          2008...............     $1.56       $0.74          4,482
          2007...............     $1.45       $1.56          7,394
          2006...............     $1.44       $1.45          3,172
          2005...............     $1.43       $1.44         10,905
          2004...............     $1.27       $1.43         10,099
          2003...............     $1.00(a)    $1.27         10,124
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.70       $2.02        106,441
          2011...............     $1.93       $1.70         85,795
          2010...............     $1.45       $1.93         65,010
          2009...............     $0.90       $1.45         73,118
          2008...............     $1.52       $0.90         70,506
          2007...............     $1.52       $1.52         79,594
          2006...............     $1.37       $1.52         93,525
          2005...............     $1.33       $1.37         91,185
          2004...............     $1.27       $1.33        104,962
          2003...............     $1.00(a)    $1.27        109,399
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.53       $1.74        603,324
          2011...............     $1.56       $1.53        422,319
          2010...............     $1.43       $1.56        376,894
          2009...............     $1.19       $1.43        348,043
          2008...............     $1.80       $1.19        253,823
          2007...............     $1.70       $1.80        171,967
          2006...............     $1.44       $1.70         18,747
          2005...............     $1.38       $1.44         20,192
          2004...............     $1.22       $1.38         18,571
          2003...............     $1.00(a)    $1.22         19,267
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.76        304,740
          2011...............     $0.80       $0.64        134,722
          2010...............     $0.69       $0.80         98,359
          2009...............     $0.41       $0.69         59,249
          2008...............     $0.97       $0.41         49,824
          2007...............     $1.00(s)    $0.97         25,785
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.92             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.23       $1.37           1,656
          2011...............     $1.27       $1.23           1,682
          2010...............     $1.18       $1.27              --
          2009...............     $0.84       $1.18              --
          2008...............     $1.57       $0.84              --
          2007...............     $1.00(s)    $1.57           2,262
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.35       $0.39         658,961
          2011...............     $0.36       $0.35         801,944
          2010...............     $0.32       $0.36         719,096
          2009...............     $0.26       $0.32         855,787
          2008...............     $1.24       $0.26         653,388
          2007...............     $1.27       $1.24         523,098
          2006...............     $1.18       $1.27         444,521
          2005...............     $1.18       $1.18         462,317
          2004...............     $1.10       $1.18         403,333
          2003...............     $1.00(a)    $1.10         477,837
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $0.99           6,216
          2011...............     $0.90       $0.86           6,362
          2010...............     $0.74       $0.90          18,736
          2009...............     $0.55       $0.74              --
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.10       $2.51          19,821
          2011...............     $2.31       $2.10          17,954
          2010...............     $2.05       $2.31          18,112
          2009...............     $1.50       $2.05           9,971
          2008...............     $2.69       $1.50          12,802
          2007...............     $2.42       $2.69          43,256
          2006...............     $1.91       $2.42          56,206
          2005...............     $1.69       $1.91          57,979
          2004...............     $1.47       $1.69          55,063
          2003...............     $1.00(a)    $1.47          59,390
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.01       $1.04         484,113
          2011...............     $1.01       $1.01         271,945
          2010...............     $1.00       $1.01         148,548
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.13       1,251,003
          2011...............     $1.03       $1.05         465,154
          2010...............     $1.00       $1.03          99,697
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.23       $1.44           4,118
          2011...............     $1.23       $1.23              --
          2010...............     $1.11       $1.23           1,137
          2009...............     $0.88       $1.11           1,078
          2008...............     $1.61       $0.88           1,036
          2007...............     $0.00       $1.61             907
          2006...............     $1.52       $0.00              --
          2005...............     $1.46       $1.52             866
          2004...............     $0.00       $1.46           4,366
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.37          44,599
          2011...............     $1.25       $1.17              --
          2010...............     $1.12       $1.25              --
          2009...............     $0.88       $1.12              --
          2008...............     $0.00       $0.88          47,664
          2007...............     $0.00       $0.00              --
          2006...............     $1.38       $0.00              --
          2005...............     $1.34       $1.38          18,653
          2004...............     $1.23       $1.34          18,765
          2003...............     $1.00(a)    $1.23          18,878

1.80% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.26       $1.51         76,180
          2011...............     $1.55       $1.26         95,544
          2010...............     $1.43       $1.55        105,111
          2009...............     $1.17       $1.43        105,340
          2008...............     $2.12       $1.17        106,828
          2007...............     $2.00       $2.12        103,056
          2006...............     $1.59       $2.00         94,980
          2005...............     $1.44       $1.59        103,805
          2004...............     $1.26       $1.44        122,751
          2003...............     $1.00(a)    $1.26        131,743
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.36       $1.56             --
          2011...............     $1.46       $1.36             --
          2010...............     $1.24       $1.46             --
          2009...............     $0.96       $1.24             --
          2008...............     $1.59       $0.96             --
          2007...............     $1.53       $1.59         19,507
          2006...............     $0.00       $1.53         19,522
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.28       $1.44         76,128
          2011...............     $1.59       $1.28         76,564
          2010...............     $1.34       $1.59         36,106
          2009...............     $0.83       $1.34             --
          2008...............     $1.35       $0.83         11,478
          2007...............     $1.30       $1.35         29,510
          2006...............     $1.25       $1.30         29,688
          2005...............     $1.21       $1.25         29,867
          2004...............     $1.17       $1.21         30,046
          2003...............     $1.00(a)    $1.17         30,226
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02         31,069
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01        497,622
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02        305,209

1.85% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.18       $1.25       9,489,713
          2011...............     $1.12       $1.18       9,613,880
          2010...............     $1.04       $1.12       9,400,906
          2009...............     $0.92       $1.04       9,018,635
          2008...............     $1.08       $0.92       6,972,110
          2007...............     $1.07       $1.08       3,420,941
          2006...............     $1.05       $1.07       2,046,102
          2005...............     $1.04       $1.05       1,789,083
          2004...............     $1.01       $1.04         613,500
          2003...............     $1.00(a)    $1.01          23,698
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.83       $2.11       2,460,488
          2011...............     $1.91       $1.83       2,225,867
          2010...............     $1.54       $1.91       2,131,799
          2009...............     $1.15       $1.54       2,102,240
          2008...............     $1.85       $1.15       1,828,279
          2007...............     $1.75       $1.85         929,156
          2006...............     $1.63       $1.75         632,817
          2005...............     $1.48       $1.63         542,977
          2004...............     $1.30       $1.48         191,187
          2003...............     $1.00(a)    $1.30           5,279


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.34       $1.52         390,648
          2011...............     $1.34       $1.34         303,718
          2010...............     $1.19       $1.34         254,942
          2009...............     $0.97       $1.19         495,104
          2008...............     $1.57       $0.97         439,628
          2007...............     $1.52       $1.57         100,183
          2006...............     $1.34       $1.52         115,943
          2005...............     $1.31       $1.34         106,231
          2004...............     $0.00       $1.31          54,475
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.31       $1.50       3,792,340
          2011...............     $1.34       $1.31       3,377,658
          2010...............     $1.20       $1.34       2,347,081
          2009...............     $1.04       $1.20       2,019,202
          2008...............     $1.02       $1.04       1,753,277
          2007...............     $0.95       $1.02         869,440
          2006...............     $0.93       $0.95         255,707
          2005...............     $1.00(o)    $0.93         168,466
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.99       $0.97       4,202,714
          2011...............     $1.00       $0.99       4,468,094
          2010...............     $1.02       $1.00       2,656,270
          2009...............     $1.04       $1.02       2,508,234
          2008...............     $1.04       $1.04       3,280,001
          2007...............     $1.01       $1.04         996,146
          2006...............     $0.99       $1.01         434,075
          2005...............     $0.98       $0.99         505,212
          2004...............     $0.99       $0.98         197,755
          2003...............     $1.00(a)    $0.99           2,246
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.09       $1.11       1,541,572
          2011...............     $1.04       $1.09       1,467,677
          2010...............     $0.99       $1.04       1,670,501
          2009...............     $0.93       $0.99       1,740,149
          2008...............     $1.09       $0.93       1,333,016
          2007...............     $1.08       $1.09         820,701
          2006...............     $1.04       $1.08         522,887
          2005...............     $1.03       $1.04         455,705
          2004...............     $1.01       $1.03         217,845
          2003...............     $1.00(a)    $1.01           9,703
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.02       $2.34       1,506,656
          2011...............     $1.95       $2.02       1,444,573
          2010...............     $1.54       $1.95       1,408,128
          2009...............     $1.26       $1.54       1,365,113
          2008...............     $2.02       $1.26       1,021,358
          2007...............     $2.44       $2.02         591,607
          2006...............     $1.90       $2.44         528,742
          2005...............     $1.74       $1.90         414,996
          2004...............     $1.31       $1.74         154,020
          2003...............     $1.00(a)    $1.31           5,483
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.51         219,510
          2011...............     $0.57       $0.45         179,319
          2010...............     $0.56       $0.57         147,008
          2009...............     $0.42       $0.56         117,988
          2008...............     $0.92       $0.42          80,478
          2007...............     $1.00(s)    $0.92           1,142

1.85% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.31       $1.47         157,283
          2011...............     $1.30       $1.31         113,199
          2010...............     $1.16       $1.30          82,544
          2009...............     $1.00       $1.16          49,840
          2008...............     $1.57       $1.00          56,418
          2007...............     $1.60       $1.57          53,841
          2006...............     $1.40       $1.60          53,792
          2005...............     $1.36       $1.40          33,764
          2004...............     $0.00       $1.36           8,780
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.22       $1.37         938,414
          2011...............     $1.24       $1.22       1,059,816
          2010...............     $1.09       $1.24       1,283,629
          2009...............     $0.82       $1.09       1,371,080
          2008...............     $1.44       $0.82       1,389,386
          2007...............     $1.21       $1.44       1,495,516
          2006...............     $1.28       $1.21       1,631,965
          2005...............     $1.28       $1.28       1,483,769
          2004...............     $1.18       $1.28         685,802
          2003...............     $1.00(a)    $1.18          28,002
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.43       $1.61       2,148,039
          2011...............     $1.45       $1.43       1,691,287
          2010...............     $1.31       $1.45       1,248,731
          2009...............     $1.11       $1.31         819,785
          2008...............     $1.55       $1.11         642,279
          2007...............     $1.66       $1.55         685,943
          2006...............     $1.43       $1.66         664,985
          2005...............     $1.39       $1.43         546,577
          2004...............     $1.24       $1.39         168,977
          2003...............     $1.00(a)    $1.24           8,115
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.24       $1.30       5,167,206
          2011...............     $1.13       $1.24       3,002,099
          2010...............     $1.09       $1.13       1,932,423
          2009...............     $1.01       $1.09         870,460
          2008...............     $1.05       $1.01         326,363
          2007...............     $1.00(s)    $1.05              --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94         383,451
          2011...............     $1.00       $0.81         109,806
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $0.99         304,429
          2011...............     $1.00       $0.83          98,295
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04         425,987
          2011...............     $1.00       $0.90         189,146
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00         397,679
          2011...............     $1.00       $0.86         283,827
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05         345,985
          2011...............     $1.00       $1.05         148,655
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03         302,345
          2011...............     $1.00       $0.99         178,097
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88         169,028
          2011...............     $1.00       $0.76          77,031
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         203,619
          2011...............     $1.00       $0.78         145,867


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.65       $1.88       1,265,992
          2011...............     $1.73       $1.65         959,195
          2010...............     $1.51       $1.73         910,814
          2009...............     $1.13       $1.51         790,550
          2008...............     $2.02       $1.13         579,459
          2007...............     $1.75       $2.02         420,637
          2006...............     $1.60       $1.75         371,389
          2005...............     $1.40       $1.60         224,741
          2004...............     $0.00       $1.40          74,249
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.33       $1.52       2,425,377
          2011...............     $1.34       $1.33       2,727,833
          2010...............     $1.19       $1.34       3,203,610
          2009...............     $0.93       $1.19       3,487,968
          2008...............     $1.66       $0.93       3,205,710
          2007...............     $1.67       $1.66       2,040,589
          2006...............     $1.42       $1.67       1,671,970
          2005...............     $1.37       $1.42       1,626,120
          2004...............     $1.26       $1.37         834,201
          2003...............     $1.00(a)    $1.26          24,229
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.15       $1.29       2,308,427
          2011...............     $1.13       $1.15       1,583,121
          2010...............     $1.02       $1.13       1,235,989
          2009...............     $0.72       $1.02         981,454
          2008...............     $0.98       $0.72         566,276
          2007...............     $1.00(s)    $0.98              --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.21       $2.49         572,863
          2011...............     $2.53       $2.21         543,156
          2010...............     $2.00       $2.53         493,978
          2009...............     $1.46       $2.00         478,432
          2008...............     $2.46       $1.46         447,725
          2007...............     $2.17       $2.46         323,094
          2006...............     $1.97       $2.17         302,393
          2005...............     $1.70       $1.97         240,495
          2004...............     $1.39       $1.70         107,457
          2003...............     $1.00(a)    $1.39           1,642
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.24       $1.37         126,533
          2011...............     $1.28       $1.24         121,986
          2010...............     $1.17       $1.28         128,050
          2009...............     $0.92       $1.17         112,675
          2008...............     $1.43       $0.92         106,772
          2007...............     $1.37       $1.43          88,480
          2006...............     $1.26       $1.37          82,963
          2005...............     $1.27       $1.26          82,657
          2004...............     $0.00       $1.27          18,984
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.90       $1.05       1,357,264
          2011...............     $0.95       $0.90       1,235,683
          2010...............     $0.76       $0.95         971,328
          2009...............     $0.60       $0.76         819,064
          2008...............     $0.91       $0.60         484,527
          2007...............     $1.00(s)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.60       $1.75         130,770
          2011...............     $1.72       $1.60          91,051
          2010...............     $1.37       $1.72          72,540
          2009...............     $0.97       $1.37          83,690
          2008...............     $1.72       $0.97          93,779
          2007...............     $1.58       $1.72          77,998
          2006...............     $1.48       $1.58          67,784
          2005...............     $1.44       $1.48          42,882
          2004...............     $1.31       $1.44          40,696
          2003...............     $1.00(a)    $1.31           3,085

1.85% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.37       $1.54         254,934
          2011...............     $1.41       $1.37         274,706
          2010...............     $1.29       $1.41         226,809
          2009...............     $1.05       $1.29         286,982
          2008...............     $1.69       $1.05         304,210
          2007...............     $1.67       $1.69         213,000
          2006...............     $1.43       $1.67         187,316
          2005...............     $1.32       $1.43         182,080
          2004...............     $1.20       $1.32         130,336
          2003...............     $1.00(a)    $1.20           3,642
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.64       $2.93         479,269
          2011...............     $3.19       $2.64         416,709
          2010...............     $2.76       $3.19         395,934
          2009...............     $1.63       $2.76         414,316
          2008...............     $3.51       $1.63         430,606
          2007...............     $2.78       $3.51         375,237
          2006...............     $2.21       $2.78         318,390
          2005...............     $1.77       $2.21         285,145
          2004...............     $1.44       $1.77          74,375
          2003...............     $1.00(a)    $1.44           4,173
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07       2,370,190
          2011...............     $1.02       $1.06         915,753
          2010...............     $1.00       $1.02         331,551
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.86         707,244
          2011...............     $0.82       $0.77         629,830
          2010...............     $0.72       $0.82         564,937
          2009...............     $0.58       $0.72         523,589
          2008...............     $0.94       $0.58       1,078,619
          2007...............     $1.00(s)    $0.94          59,475
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.91       $0.99       8,249,613
          2011...............     $0.93       $0.91       7,680,986
          2010...............     $0.84       $0.93       6,972,524
          2009...............     $0.72       $0.84       5,872,763
          2008...............     $0.97       $0.72       3,062,308
          2007...............     $1.00(s)    $0.97       1,303,752
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.05       $1.08       4,378,511
          2011...............     $1.03       $1.05       3,962,946
          2010...............     $0.98       $1.03       3,000,615
          2009...............     $0.93       $0.98       2,053,562
          2008...............     $1.00       $0.93         326,459
          2007...............     $1.00(s)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.91       7,390,773
          2011...............     $0.87       $0.82       7,793,179
          2010...............     $0.77       $0.87       8,632,126
          2009...............     $0.64       $0.77       8,166,250
          2008...............     $0.95       $0.64       4,930,458
          2007...............     $1.00(s)    $0.95         294,248
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.97       $1.03       4,068,347
          2011...............     $0.98       $0.97       3,737,551
          2010...............     $0.91       $0.98       2,784,740
          2009...............     $0.82       $0.91       2,256,461
          2008...............     $0.99       $0.82       1,281,709
          2007...............     $1.00(s)    $0.99          55,425


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.32       $1.47          85,867
          2011...............     $1.44       $1.32          37,041
          2010...............     $1.23       $1.44          29,064
          2009...............     $0.75       $1.23          23,774
          2008...............     $1.51       $0.75              --
          2007...............     $1.32       $1.51              --
          2006...............     $1.31       $1.32              --
          2005...............     $0.00       $1.31          11,254
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.01         209,063
          2011...............     $0.89       $0.88          62,582
          2010...............     $0.74       $0.89          49,032
          2009...............     $0.54       $0.74          23,682
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.39       $1.63       1,146,866
          2011...............     $1.45       $1.39         661,127
          2010...............     $1.28       $1.45         298,508
          2009...............     $1.01       $1.28         142,645
          2008...............     $1.61       $1.01         150,584
          2007...............     $1.68       $1.61         162,088
          2006...............     $1.47       $1.68         217,729
          2005...............     $1.44       $1.47         201,177
          2004...............     $1.25       $1.44         108,163
          2003...............     $1.00(a)    $1.25           4,564
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.36       $1.51          41,007
          2011...............     $1.39       $1.36          21,657
          2010...............     $1.29       $1.39          22,753
          2009...............     $1.03       $1.29          20,997
          2008...............     $1.50       $1.03          22,433
          2007...............     $1.42       $1.50          26,674
          2006...............     $1.26       $1.42          25,843
          2005...............     $1.22       $1.26           5,306
          2004...............     $0.00       $1.22           4,513
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.06       $1.17          70,500
          2011...............     $1.10       $1.06          47,157
          2010...............     $1.04       $1.10          24,255
          2009...............     $0.80       $1.04          19,420
          2008...............     $1.32       $0.80           4,432
          2007...............     $1.32       $1.32           2,549
          2006...............     $0.00       $1.32           2,492
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(U)(AG)(BG):
          2012...............     $1.47       $1.65          65,203
          2011...............     $1.53       $1.47          74,719
          2010...............     $1.39       $1.53          64,322
          2009...............     $1.14       $1.39          58,160
          2008...............     $1.71       $1.14          40,513
          2007...............     $1.70       $1.71          50,927
          2006...............     $1.49       $1.70          56,672
          2005...............     $1.39       $1.49          42,281
          2004...............     $0.00       $1.39           9,233
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.90       $1.00       1,745,588
          2011...............     $0.93       $0.90       1,565,010
          2010...............     $0.74       $0.93       1,347,281
          2009...............     $0.62       $0.74       1,190,641
          2008...............     $0.92       $0.62         643,996
          2007...............     $1.00(s)    $0.92              --

1.85% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.08       $2.43       2,736,791
          2011...............     $2.28       $2.08       2,552,534
          2010...............     $2.14       $2.28       1,757,335
          2009...............     $1.74       $2.14       1,373,455
          2008...............     $2.39       $1.74       1,130,276
          2007...............     $1.69       $2.39         465,822
          2006...............     $1.43       $1.69         207,679
          2005...............     $1.17       $1.43          44,532
          2004...............     $0.00       $1.17          17,673
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.43       $1.57         474,197
          2011...............     $1.41       $1.43         282,644
          2010...............     $1.23       $1.41         194,586
          2009...............     $1.11       $1.23         127,539
          2008...............     $1.43       $1.11         100,711
          2007...............     $1.28       $1.43          77,418
          2006...............     $1.17       $1.28          29,839
          2005...............     $0.00       $1.17          13,257
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.48       $1.73         593,434
          2011...............     $1.49       $1.48         299,038
          2010...............     $1.25       $1.49         155,186
          2009...............     $1.03       $1.25         132,657
          2008...............     $1.61       $1.03         109,088
          2007...............     $1.43       $1.61          63,543
          2006...............     $1.25       $1.43          61,069
          2005...............     $1.17       $1.25          43,844
          2004...............     $0.00       $1.17           3,100
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.23       $1.23       1,107,140
          2011...............     $1.60       $1.23         988,464
          2010...............     $1.39       $1.60         987,896
          2009...............     $0.82       $1.39         960,531
          2008...............     $2.16       $0.82         678,009
          2007...............     $1.53       $2.16         402,211
          2006...............     $1.24       $1.53         152,432
          2005...............     $1.00(o)    $1.24         103,222
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.43       3,554,316
          2011...............     $1.29       $1.30       3,068,911
          2010...............     $1.17       $1.29       2,900,095
          2009...............     $0.94       $1.17       2,562,738
          2008...............     $1.50       $0.94       1,936,348
          2007...............     $1.21       $1.50         797,318
          2006...............     $1.18       $1.21         577,949
          2005...............     $1.08       $1.18         365,712
          2004...............     $0.00       $1.08           4,109
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.84       $2.05       3,332,314
          2011...............     $2.18       $1.84       2,908,128
          2010...............     $1.95       $2.18       2,551,762
          2009...............     $1.45       $1.95       2,363,567
          2008...............     $2.56       $1.45       2,077,081
          2007...............     $2.37       $2.56       1,216,238
          2006...............     $1.86       $2.37       1,054,098
          2005...............     $1.71       $1.86         996,058
          2004...............     $1.42       $1.71         388,470
          2003...............     $1.00(f)    $1.42          13,582


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(W):
          2012...............     $1.48       $1.71       1,292,022
          2011...............     $1.62       $1.48         853,229
          2010...............     $1.44       $1.62         389,818
          2009...............     $1.16       $1.44         154,060
          2008...............     $2.04       $1.16         115,206
          2007...............     $1.71       $2.04          91,529
          2006...............     $1.44       $1.71          86,626
          2005...............     $1.26       $1.44          92,578
          2004...............     $1.13       $1.26          14,902
          2003...............     $1.00(b)    $1.13           5,409
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.94       $2.13         313,455
          2011...............     $2.13       $1.94         155,024
          2010...............     $1.54       $2.13         102,961
          2009...............     $1.11       $1.54         121,171
          2008...............     $2.17       $1.11         105,742
          2007...............     $2.08       $2.17         100,786
          2006...............     $1.89       $2.08         109,882
          2005...............     $1.59       $1.89         107,537
          2004...............     $0.00       $1.59          67,996
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.60       $1.79         513,267
          2011...............     $1.64       $1.60         177,771
          2010...............     $1.27       $1.64         132,657
          2009...............     $0.88       $1.27          68,407
          2008...............     $1.41       $0.88          59,603
          2007...............     $1.28       $1.41          47,504
          2006...............     $1.20       $1.28          47,726
          2005...............     $1.00(o)    $1.20          23,053
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.75       $2.20         433,938
          2011...............     $1.89       $1.75         388,326
          2010...............     $1.71       $1.89         336,023
          2009...............     $1.21       $1.71         319,605
          2008...............     $1.86       $1.21         233,774
          2007...............     $1.53       $1.86         218,161
          2006...............     $1.44       $1.53         177,520
          2005...............     $1.25       $1.44         128,505
          2004...............     $1.10       $1.25          64,614
          2003...............     $1.00(b)    $1.10           1,722
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.39         511,925
          2011...............     $1.53       $1.35         499,086
          2010...............     $1.21       $1.53         382,147
          2009...............     $0.92       $1.21         353,335
          2008...............     $1.54       $0.92         349,259
          2007...............     $1.38       $1.54         202,831
          2006...............     $1.34       $1.38         160,716
          2005...............     $1.21       $1.34         142,979
          2004...............     $1.08       $1.21          21,318
          2003...............     $1.00(h)    $1.08           1,483
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.79       $2.08         677,144
          2011...............     $2.09       $1.79         721,828
          2010...............     $1.68       $2.09         785,593
          2009...............     $1.33       $1.68         874,321
          2008...............     $1.83       $1.33         909,211
          2007...............     $1.94       $1.83         770,693
          2006...............     $1.69       $1.94         595,226
          2005...............     $1.66       $1.69         584,076
          2004...............     $0.00       $1.66         203,863

1.85% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.25       $1.45         486,788
          2011...............     $1.37       $1.25         339,136
          2010...............     $1.17       $1.37         126,636
          2009...............     $0.94       $1.17          65,537
          2008...............     $1.45       $0.94          69,266
          2007...............     $1.45       $1.45          70,420
          2006...............     $1.27       $1.45          64,570
          2005...............     $1.24       $1.27          32,247
          2004...............     $0.00       $1.24           2,019
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.54       $1.72         905,435
          2011...............     $1.55       $1.54         764,523
          2010...............     $1.46       $1.55         652,728
          2009...............     $1.18       $1.46         604,197
          2008...............     $1.44       $1.18         466,476
          2007...............     $1.33       $1.44          36,729
          2006...............     $1.22       $1.33          49,297
          2005...............     $1.16       $1.22          27,539
          2004...............     $0.00       $1.16          14,767
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.60       $1.94         572,266
          2011...............     $1.75       $1.60         645,556
          2010...............     $1.67       $1.75         661,934
          2009...............     $1.17       $1.67         619,981
          2008...............     $2.14       $1.17         501,406
          2007...............     $1.59       $2.14         296,746
          2006...............     $1.49       $1.59         123,077
          2005...............     $1.35       $1.49         109,896
          2004...............     $0.00       $1.35           3,315
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.48       $2.76       1,710,070
          2011...............     $3.74       $2.48       1,664,454
          2010...............     $3.04       $3.74       1,584,016
          2009...............     $1.73       $3.04       1,708,369
          2008...............     $3.69       $1.73       1,656,845
          2007...............     $2.94       $3.69         758,652
          2006...............     $2.04       $2.94         487,124
          2005...............     $1.58       $2.04         462,116
          2004...............     $1.35       $1.58         142,473
          2003...............     $1.00(a)    $1.35           1,463
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.94       $1.02       1,431,285
          2011...............     $0.99       $0.94       1,079,380
          2010...............     $0.87       $0.99         825,211
          2009...............     $0.67       $0.87         624,891
          2008...............     $0.95       $0.67         363,631
          2007...............     $1.00(s)    $0.95              --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.32       $1.51       2,559,687
          2011...............     $1.34       $1.32       2,181,619
          2010...............     $1.21       $1.34       1,955,992
          2009...............     $0.89       $1.21       1,734,794
          2008...............     $1.44       $0.89       1,379,727
          2007...............     $1.32       $1.44         328,150
          2006...............     $1.25       $1.32          44,969
          2005...............     $1.22       $1.25          40,791
          2004...............     $1.14       $1.22          31,283
          2003...............     $1.00(a)    $1.14           6,080


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.20       $1.37          37,047
          2011...............     $1.30       $1.20          54,966
          2010...............     $1.02       $1.30          47,400
          2009...............     $0.74       $1.02          44,667
          2008...............     $1.55       $0.74          42,583
          2007...............     $1.45       $1.55          30,254
          2006...............     $1.44       $1.45          29,246
          2005...............     $1.43       $1.44          34,964
          2004...............     $1.27       $1.43           8,666
          2003...............     $1.00(a)    $1.27           8,530
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.69       $2.01         315,414
          2011...............     $1.92       $1.69         278,064
          2010...............     $1.44       $1.92         226,356
          2009...............     $0.90       $1.44         234,732
          2008...............     $1.52       $0.90         219,720
          2007...............     $1.51       $1.52         290,095
          2006...............     $1.37       $1.51         305,179
          2005...............     $1.32       $1.37         300,589
          2004...............     $1.27       $1.32         177,031
          2003...............     $1.00(a)    $1.27          13,703
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.52       $1.73       4,522,811
          2011...............     $1.56       $1.52       4,494,573
          2010...............     $1.42       $1.56       4,296,375
          2009...............     $1.19       $1.42       3,774,474
          2008...............     $1.80       $1.19       2,707,792
          2007...............     $1.70       $1.80         533,666
          2006...............     $1.44       $1.70         124,587
          2005...............     $1.37       $1.44         114,526
          2004...............     $1.22       $1.37          43,371
          2003...............     $1.00(a)    $1.22           8,413
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.76       1,377,203
          2011...............     $0.80       $0.64       1,039,583
          2010...............     $0.69       $0.80         769,830
          2009...............     $0.41       $0.69         529,033
          2008...............     $0.97       $0.41         322,291
          2007...............     $1.00(s)    $0.97          41,100
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.85       $0.92          93,567
          2011...............     $0.89       $0.85          68,729
          2010...............     $0.74       $0.89          67,503
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(s)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.22       $1.37         175,190
          2011...............     $1.26       $1.22         107,504
          2010...............     $1.18       $1.26          94,205
          2009...............     $0.83       $1.18         116,030
          2008...............     $1.56       $0.83         112,117
          2007...............     $1.40       $1.56          72,807
          2006...............     $1.32       $1.40          48,955
          2005...............     $1.28       $1.32          85,286
          2004...............     $0.00       $1.28          15,861

1.85% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.35       $0.39       1,808,604
          2011...............     $0.36       $0.35       1,891,360
          2010...............     $0.32       $0.36       2,140,367
          2009...............     $0.26       $0.32       2,437,730
          2008...............     $1.24       $0.26       1,732,983
          2007...............     $1.26       $1.24         799,017
          2006...............     $1.18       $1.26         474,142
          2005...............     $1.18       $1.18         399,019
          2004...............     $1.10       $1.18         197,729
          2003...............     $1.00(a)    $1.10           2,932
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $0.99         206,754
          2011...............     $0.89       $0.86          89,436
          2010...............     $0.74       $0.89          66,815
          2009...............     $0.55       $0.74          57,914
          2008...............     $0.91       $0.55          59,741
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.09       $2.49         250,075
          2011...............     $2.30       $2.09         250,353
          2010...............     $2.05       $2.30         181,214
          2009...............     $1.50       $2.05         157,626
          2008...............     $2.68       $1.50         120,375
          2007...............     $2.42       $2.68         102,199
          2006...............     $1.91       $2.42         117,067
          2005...............     $1.69       $1.91         113,377
          2004...............     $1.47       $1.69          84,192
          2003...............     $1.00(a)    $1.47           4,310
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04       6,527,515
          2011...............     $1.01       $1.00       4,424,373
          2010...............     $1.00       $1.01       1,503,971
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.05       $1.12      10,996,886
          2011...............     $1.03       $1.05       6,492,111
          2010...............     $1.00       $1.03       2,854,454
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.23       $1.43         116,203
          2011...............     $1.22       $1.23         102,972
          2010...............     $1.11       $1.22         101,713
          2009...............     $0.87       $1.11         100,545
          2008...............     $1.61       $0.87         101,347
          2007...............     $1.73       $1.61          96,496
          2006...............     $1.51       $1.73          76,312
          2005...............     $1.46       $1.51          61,707
          2004...............     $0.00       $1.46          10,719
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.17       $1.37          12,322
          2011...............     $1.25       $1.17          12,312
          2010...............     $1.11       $1.25           7,347
          2009...............     $0.87       $1.11           7,395
          2008...............     $1.45       $0.87           7,443
          2007...............     $0.00       $1.45           7,492
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.26       $1.50         118,220
          2011...............     $1.54       $1.26         114,326
          2010...............     $1.43       $1.54         109,083
          2009...............     $1.17       $1.43         106,284
          2008...............     $2.12       $1.17         103,273
          2007...............     $1.99       $2.12          95,570
          2006...............     $1.59       $1.99          81,912
          2005...............     $1.44       $1.59          84,259
          2004...............     $1.26       $1.44          91,840
          2003...............     $1.00(a)    $1.26           7,300


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.35       $1.55          53,672
          2011...............     $1.45       $1.35          37,434
          2010...............     $1.24       $1.45          20,364
          2009...............     $0.96       $1.24           1,317
          2008...............     $1.59       $0.96           1,289
          2007...............     $0.00       $1.59           1,310
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.28       $1.43         156,963
          2011...............     $1.58       $1.28         178,721
          2010...............     $1.34       $1.58          98,458
          2009...............     $0.83       $1.34          45,534
          2008...............     $1.34       $0.83           5,200
          2007...............     $1.30       $1.34           5,134
          2006...............     $1.25       $1.30           5,023
          2005...............     $0.00       $1.25           4,594
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02         745,839
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01         995,406
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02       1,026,847
         1.90% Variable Account Charge
                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.18       $1.24         313,929
          2011...............     $1.11       $1.18         671,909
          2010...............     $1.04       $1.11         843,217
          2009...............     $0.91       $1.04         801,828
          2008...............     $1.08       $0.91         953,286
          2007...............     $1.07       $1.08       1,071,777
          2006...............     $1.04       $1.07         956,748
          2005...............     $1.04       $1.04         839,320
          2004...............     $1.01       $1.04         578,859
          2003...............     $1.00(a)    $1.01         376,561
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.82       $2.10          66,497
          2011...............     $1.90       $1.82          87,978
          2010...............     $1.54       $1.90         113,607
          2009...............     $1.15       $1.54         140,235
          2008...............     $1.84       $1.15         181,974
          2007...............     $1.75       $1.84         192,670
          2006...............     $1.62       $1.75         197,988
          2005...............     $1.48       $1.62         183,859
          2004...............     $1.30       $1.48         106,863
          2003...............     $1.00(a)    $1.30          63,653
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.33       $1.51          36,384
          2011...............     $1.34       $1.33          41,533
          2010...............     $1.19       $1.34          63,715
          2009...............     $0.96       $1.19          48,528
          2008...............     $1.56       $0.96          84,272
          2007...............     $1.52       $1.56         148,515
          2006...............     $1.34       $1.52         172,076
          2005...............     $1.31       $1.34         215,687
          2004...............     $1.21       $1.31         189,529
          2003...............     $1.00(a)    $1.21          62,372

1.90% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.31       $1.49         155,770
          2011...............     $1.34       $1.31         484,058
          2010...............     $1.20       $1.34         512,262
          2009...............     $1.04       $1.20         472,999
          2008...............     $1.01       $1.04         476,418
          2007...............     $0.94       $1.01         479,747
          2006...............     $0.93       $0.94         121,278
          2005...............     $1.00(o)    $0.93          22,964
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.98       $0.96          33,634
          2011...............     $1.00       $0.98          90,666
          2010...............     $1.02       $1.00         101,240
          2009...............     $1.04       $1.02         775,622
          2008...............     $1.04       $1.04         412,854
          2007...............     $1.01       $1.04       1,040,141
          2006...............     $0.98       $1.01         135,195
          2005...............     $0.98       $0.98          52,306
          2004...............     $0.99       $0.98          59,451
          2003...............     $1.00(a)    $0.99          52,653
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.08       $1.10          80,800
          2011...............     $1.04       $1.08         129,819
          2010...............     $0.99       $1.04         134,090
          2009...............     $0.93       $0.99         138,214
          2008...............     $1.09       $0.93         222,024
          2007...............     $1.08       $1.09         286,091
          2006...............     $1.04       $1.08         305,243
          2005...............     $1.03       $1.04         344,743
          2004...............     $1.00       $1.03         245,844
          2003...............     $1.00(a)    $1.00          57,785
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $2.01       $2.33          48,388
          2011...............     $1.94       $2.01          93,706
          2010...............     $1.54       $1.94          99,307
          2009...............     $1.26       $1.54         100,000
          2008...............     $2.01       $1.26         163,073
          2007...............     $2.43       $2.01         226,051
          2006...............     $1.90       $2.43         231,901
          2005...............     $1.74       $1.90         257,870
          2004...............     $1.31       $1.74         195,849
          2003...............     $1.00(a)    $1.31          66,716
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.50              --
          2011...............     $0.57       $0.45              --
          2010...............     $0.56       $0.57              --
          2009...............     $0.42       $0.56              --
          2008...............     $0.92       $0.42              --
          2007...............     $1.00(s)    $0.92              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.30       $1.46           1,773
          2011...............     $1.29       $1.30          12,869
          2010...............     $1.16       $1.29          13,252
          2009...............     $1.00       $1.16          12,871
          2008...............     $1.56       $1.00          14,586
          2007...............     $1.60       $1.56          31,443
          2006...............     $1.39       $1.60          32,539
          2005...............     $1.36       $1.39          71,549
          2004...............     $1.23       $1.36          72,410
          2003...............     $1.00(a)    $1.23          61,943


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.22       $1.36        113,734
          2011...............     $1.23       $1.22        154,811
          2010...............     $1.08       $1.23        205,553
          2009...............     $0.82       $1.08        251,535
          2008...............     $1.43       $0.82        356,005
          2007...............     $1.21       $1.43        394,339
          2006...............     $1.28       $1.21        466,404
          2005...............     $1.27       $1.28        445,261
          2004...............     $1.17       $1.27        351,971
          2003...............     $1.00(a)    $1.17        287,840
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.43       $1.61         71,517
          2011...............     $1.44       $1.43        147,326
          2010...............     $1.30       $1.44        143,617
          2009...............     $1.11       $1.30        153,199
          2008...............     $1.54       $1.11        145,902
          2007...............     $1.66       $1.54        154,555
          2006...............     $1.43       $1.66        154,325
          2005...............     $1.39       $1.43         69,287
          2004...............     $1.24       $1.39         31,270
          2003...............     $1.00(a)    $1.24          2,104
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.24       $1.30         65,871
          2011...............     $1.13       $1.24        103,659
          2010...............     $1.09       $1.13        147,054
          2009...............     $1.01       $1.09        177,748
          2008...............     $1.05       $1.01          3,286
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $0.99             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00          3,792
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90          2,123
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.64       $1.87         63,305
          2011...............     $1.72       $1.64        107,453
          2010...............     $1.50       $1.72        108,996
          2009...............     $1.13       $1.50        113,459
          2008...............     $2.01       $1.13        174,525
          2007...............     $1.75       $2.01        266,277
          2006...............     $1.60       $1.75        270,330
          2005...............     $1.40       $1.60        270,910
          2004...............     $1.24       $1.40        179,347
          2003...............     $1.00(a)    $1.24         45,456

1.90% Variable Account Charge Continued



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.32       $1.52        156,184
          2011...............     $1.34       $1.32        238,234
          2010...............     $1.19       $1.34        308,840
          2009...............     $0.93       $1.19        364,352
          2008...............     $1.66       $0.93        434,617
          2007...............     $1.67       $1.66        444,805
          2006...............     $1.42       $1.67        480,113
          2005...............     $1.37       $1.42        482,533
          2004...............     $1.25       $1.37        423,208
          2003...............     $1.00(a)    $1.25        380,065
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.15       $1.29         89,411
          2011...............     $1.13       $1.15         57,790
          2010...............     $1.02       $1.13         65,638
          2009...............     $0.72       $1.02         28,398
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $2.20       $2.47         29,432
          2011...............     $2.52       $2.20         86,805
          2010...............     $1.99       $2.52         87,270
          2009...............     $1.45       $1.99         77,451
          2008...............     $2.46       $1.45         95,618
          2007...............     $2.17       $2.46        157,553
          2006...............     $1.97       $2.17        151,555
          2005...............     $1.70       $1.97        143,613
          2004...............     $1.39       $1.70         98,497
          2003...............     $1.00(a)    $1.39         49,020
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.24       $1.36         18,865
          2011...............     $1.28       $1.24         28,499
          2010...............     $1.17       $1.28         28,710
          2009...............     $0.92       $1.17         26,457
          2008...............     $1.43       $0.92         27,594
          2007...............     $1.37       $1.43         26,078
          2006...............     $1.26       $1.37         34,340
          2005...............     $1.27       $1.26         34,138
          2004...............     $1.20       $1.27         33,559
          2003...............     $1.00(a)    $1.20         15,530
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.90       $1.04         27,099
          2011...............     $0.95       $0.90         28,328
          2010...............     $0.76       $0.95         29,674
          2009...............     $0.60       $0.76             --
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.60       $1.74         10,030
          2011...............     $1.71       $1.60         13,653
          2010...............     $1.37       $1.71         14,386
          2009...............     $0.97       $1.37         15,761
          2008...............     $1.72       $0.97         17,352
          2007...............     $1.57       $1.72         18,431
          2006...............     $1.48       $1.57         18,536
          2005...............     $1.44       $1.48         23,893
          2004...............     $1.31       $1.44         54,549
          2003...............     $1.00(a)    $1.31         25,921
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.37       $1.53         32,300
          2011...............     $1.41       $1.37         91,252
          2010...............     $1.29       $1.41         93,608
          2009...............     $1.04       $1.29         97,170
          2008...............     $1.69       $1.04        113,237
          2007...............     $1.66       $1.69        135,856
          2006...............     $1.43       $1.66         93,333
          2005...............     $1.32       $1.43         70,543
          2004...............     $1.19       $1.32         28,953
          2003...............     $1.00(a)    $1.19         19,356


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $2.62       $2.91         28,606
          2011...............     $3.18       $2.62         69,110
          2010...............     $2.75       $3.18         75,477
          2009...............     $1.63       $2.75         86,867
          2008...............     $3.51       $1.63         84,552
          2007...............     $2.77       $3.51         94,405
          2006...............     $2.21       $2.77         49,897
          2005...............     $1.77       $2.21         34,237
          2004...............     $1.44       $1.77         21,915
          2003...............     $1.00(a)    $1.44         15,802
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07          4,181
          2011...............     $1.02       $1.06         36,641
          2010...............     $1.00       $1.02         16,023
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.86             --
          2011...............     $0.82       $0.77             --
          2010...............     $0.72       $0.82             --
          2009...............     $0.58       $0.72             --
          2008...............     $0.94       $0.58             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.90       $0.98             --
          2011...............     $0.93       $0.90             --
          2010...............     $0.84       $0.93             --
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.04       $1.08             --
          2011...............     $1.03       $1.04             --
          2010...............     $0.98       $1.03             --
          2009...............     $0.93       $0.98             --
          2008...............     $1.01       $0.93         27,298
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.91         75,289
          2011...............     $0.87       $0.82         75,819
          2010...............     $0.77       $0.87         76,351
          2009...............     $0.64       $0.77             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.97       $1.03        108,620
          2011...............     $0.98       $0.97        109,386
          2010...............     $0.91       $0.98        110,152
          2009...............     $0.82       $0.91        110,924
          2008...............     $1.00       $0.82        628,214
          2007...............     $1.00(s)    $0.99         45,142
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.32       $1.46         19,687
          2011...............     $1.43       $1.32             --
          2010...............     $1.22       $1.43             --
          2009...............     $0.75       $1.22             --
          2008...............     $1.51       $0.75             --
          2007...............     $1.00(s)    $1.51             --

1.90% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.01             --
          2011...............     $0.89       $0.88             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.39       $1.62          5,833
          2011...............     $1.44       $1.39          9,616
          2010...............     $1.27       $1.44          9,740
          2009...............     $1.01       $1.27         10,014
          2008...............     $1.60       $1.01         10,516
          2007...............     $1.67       $1.60         43,505
          2006...............     $1.47       $1.67         53,416
          2005...............     $1.44       $1.47         76,444
          2004...............     $1.25       $1.44         30,368
          2003...............     $1.00(a)    $1.25         15,785
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.35       $1.51             --
          2011...............     $1.38       $1.35             --
          2010...............     $1.29       $1.38             --
          2009...............     $1.03       $1.29             --
          2008...............     $1.50       $1.03             --
          2007...............     $1.00(s)    $1.50             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $1.06       $1.17         67,745
          2011...............     $1.10       $1.06         71,244
          2010...............     $1.04       $1.10             --
          2009...............     $0.79       $1.04             --
          2008...............     $1.31       $0.79             --
          2007...............     $1.31       $1.31             --
          2006...............     $1.21       $1.31         33,595
          2005...............     $1.18       $1.21         39,974
          2004...............     $1.12       $1.18         79,639
          2003...............     $1.00       $1.12         86,064
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.46       $1.64          7,454
          2011...............     $1.52       $1.46          7,893
          2010...............     $1.38       $1.52          7,739
          2009...............     $1.14       $1.38          7,441
          2008...............     $1.71       $1.14          7,918
          2007...............     $1.70       $1.71          7,161
          2006...............     $1.49       $1.70         14,290
          2005...............     $1.39       $1.49         12,038
          2004...............     $0.00       $1.39          7,852
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.90       $1.00             --
          2011...............     $0.92       $0.90          6,733
          2010...............     $0.74       $0.92          6,780
          2009...............     $0.62       $0.74          6,828
          2008...............     $0.92       $0.62             --
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.07       $2.42        133,475
          2011...............     $2.27       $2.07        366,992
          2010...............     $2.13       $2.27        500,011
          2009...............     $1.74       $2.13        466,065
          2008...............     $2.38       $1.74        425,982
          2007...............     $1.69       $2.38        458,638
          2006...............     $1.43       $1.69        130,919
          2005...............     $1.17       $1.43        115,426
          2004...............     $0.00       $1.17          4,960


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.43       $1.57         97,854
          2011...............     $1.41       $1.43        168,847
          2010...............     $1.23       $1.41         86,497
          2009...............     $1.10       $1.23         92,857
          2008...............     $1.42       $1.10        105,699
          2007...............     $1.28       $1.42        113,525
          2006...............     $1.17       $1.28        103,516
          2005...............     $1.14       $1.17        145,418
          2004...............     $1.06       $1.14        139,394
          2003...............     $1.00(c)    $1.06         67,338
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.48       $1.72             --
          2011...............     $1.48       $1.48             --
          2010...............     $1.25       $1.48             --
          2009...............     $1.03       $1.25             --
          2008...............     $1.60       $1.03             --
          2007...............     $1.00(s)    $1.60             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.23       $1.23         57,298
          2011...............     $1.60       $1.23        150,878
          2010...............     $1.39       $1.60        183,587
          2009...............     $0.82       $1.39        144,022
          2008...............     $2.16       $0.82        128,552
          2007...............     $1.53       $2.16        143,347
          2006...............     $1.24       $1.53         63,183
          2005...............     $1.00(o)    $1.24         43,700
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.29       $1.43        104,611
          2011...............     $1.29       $1.29        223,501
          2010...............     $1.17       $1.29        244,791
          2009...............     $0.94       $1.17        273,275
          2008...............     $1.50       $0.94        276,322
          2007...............     $1.21       $1.50        323,995
          2006...............     $1.18       $1.21        192,984
          2005...............     $1.08       $1.18        131,730
          2004...............     $1.06       $1.08         89,533
          2003...............     $1.00(e)    $1.06         36,694
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.84       $2.04        135,782
          2011...............     $2.17       $1.84        251,217
          2010...............     $1.94       $2.17        250,736
          2009...............     $1.44       $1.94        282,876
          2008...............     $2.55       $1.44        315,203
          2007...............     $2.37       $2.55        363,838
          2006...............     $1.86       $2.37        306,069
          2005...............     $1.71       $1.86        289,561
          2004...............     $1.42       $1.71        184,398
          2003...............     $1.00(f)    $1.42        132,095
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.47       $1.70         27,456
          2011...............     $1.62       $1.47         28,509
          2010...............     $1.44       $1.62         29,295
          2009...............     $1.15       $1.44         30,512
          2008...............     $2.03       $1.15         31,915
          2007...............     $1.71       $2.03         36,078
          2006...............     $1.44       $1.71         61,822
          2005...............     $1.26       $1.44         74,300
          2004...............     $1.13       $1.26         92,921
          2003...............     $1.00(b)    $1.13         59,490

1.90% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.93       $2.12            837
          2011...............     $2.12       $1.93            847
          2010...............     $1.53       $2.12          1,014
          2009...............     $1.11       $1.53          1,047
          2008...............     $2.17       $1.11          3,199
          2007...............     $2.08       $2.17          3,092
          2006...............     $1.88       $2.08          3,062
          2005...............     $1.59       $1.88         13,479
          2004...............     $0.00       $1.59          6,572
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.60       $1.78             --
          2011...............     $1.64       $1.60          2,657
          2010...............     $1.27       $1.64             --
          2009...............     $0.88       $1.27             --
          2008...............     $1.41       $0.88             --
          2007...............     $1.00(s)    $1.41             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.74       $2.18         45,193
          2011...............     $1.88       $1.74        128,650
          2010...............     $1.70       $1.88        113,541
          2009...............     $1.21       $1.70        115,883
          2008...............     $1.86       $1.21        126,732
          2007...............     $1.52       $1.86        141,521
          2006...............     $1.44       $1.52         39,586
          2005...............     $1.25       $1.44         46,820
          2004...............     $0.00       $1.25         10,091
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.34       $1.38         10,318
          2011...............     $1.53       $1.34         19,764
          2010...............     $1.21       $1.53         21,367
          2009...............     $0.92       $1.21         21,778
          2008...............     $1.53       $0.92         25,553
          2007...............     $1.38       $1.53         62,517
          2006...............     $1.34       $1.38         73,853
          2005...............     $1.21       $1.34         94,965
          2004...............     $1.08       $1.21         61,690
          2003...............     $1.00(h)    $1.08         12,910
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.78       $2.07         33,608
          2011...............     $2.08       $1.78         43,449
          2010...............     $1.67       $2.08         45,303
          2009...............     $1.32       $1.67         56,032
          2008...............     $1.82       $1.32         94,941
          2007...............     $1.94       $1.82        107,680
          2006...............     $1.69       $1.94        116,068
          2005...............     $1.65       $1.69        111,166
          2004...............     $1.47       $1.65         46,336
          2003...............     $1.00(i)    $1.47          3,019
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.24       $1.45         18,928
          2011...............     $1.36       $1.24        102,591
          2010...............     $1.17       $1.36        114,789
          2009...............     $0.94       $1.17        118,918
          2008...............     $1.45       $0.94        119,754
          2007...............     $1.45       $1.45        120,598
          2006...............     $1.27       $1.45         19,129
          2005...............     $1.23       $1.27         29,194
          2004...............     $1.10       $1.23         43,191
          2003...............     $1.00(j)    $1.10         23,650


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.53       $1.71         45,650
          2011...............     $1.54       $1.53         65,664
          2010...............     $1.45       $1.54        179,132
          2009...............     $1.18       $1.45         15,383
          2008...............     $0.00       $1.18             --
          2007...............     $1.32       $1.43             --
          2006...............     $1.22       $1.32             --
          2005...............     $1.16       $1.22          2,585
          2004...............     $1.09       $1.16          4,819
          2003...............     $1.00(a)    $1.09          2,256
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.59       $1.94         79,202
          2011...............     $1.74       $1.59        205,823
          2010...............     $1.67       $1.74        181,726
          2009...............     $1.17       $1.67        190,280
          2008...............     $2.13       $1.17        191,942
          2007...............     $1.59       $2.13        206,145
          2006...............     $1.49       $1.59          7,872
          2005...............     $0.00       $1.49          8,456
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $2.47       $2.74         67,544
          2011...............     $3.72       $2.47         71,731
          2010...............     $3.03       $3.72         72,011
          2009...............     $1.73       $3.03        115,812
          2008...............     $3.68       $1.73         98,782
          2007...............     $2.93       $3.68        111,825
          2006...............     $2.04       $2.93         99,237
          2005...............     $1.57       $2.04         63,043
          2004...............     $1.35       $1.57         13,345
          2003...............     $1.00(a)    $1.35          4,515
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.94       $1.02             --
          2011...............     $0.99       $0.94             --
          2010...............     $0.87       $0.99             --
          2009...............     $0.67       $0.87             --
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.31       $1.50          9,861
          2011...............     $1.33       $1.31         10,691
          2010...............     $1.21       $1.33          8,920
          2009...............     $0.89       $1.21         13,543
          2008...............     $1.43       $0.89         35,814
          2007...............     $1.32       $1.43          5,321
          2006...............     $1.25       $1.32             --
          2005...............     $1.22       $1.25             --
          2004...............     $1.14       $1.22          2,114
          2003...............     $1.00(a)    $1.14          2,129
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $1.19       $1.36             --
          2011...............     $1.29       $1.19             --
          2010...............     $1.02       $1.29             --
          2009...............     $0.74       $1.02             --
          2008...............     $1.55       $0.74             --
          2007...............     $1.00(s)    $1.55             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.68       $2.00          6,820
          2011...............     $1.92       $1.68         13,855
          2010...............     $1.44       $1.92         28,996
          2009...............     $0.90       $1.44         39,425
          2008...............     $1.51       $0.90         53,887
          2007...............     $1.51       $1.51         59,035
          2006...............     $1.36       $1.51         84,155
          2005...............     $1.32       $1.36         98,797
          2004...............     $1.27       $1.32        100,007
          2003...............     $1.00(a)    $1.27        101,609

1.90% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.51       $1.72         33,074
          2011...............     $1.55       $1.51         48,679
          2010...............     $1.42       $1.55         50,358
          2009...............     $1.18       $1.42         56,558
          2008...............     $1.79       $1.18         71,860
          2007...............     $1.70       $1.79         20,047
          2006...............     $1.43       $1.70         12,419
          2005...............     $1.37       $1.43         12,990
          2004...............     $1.22       $1.37         11,479
          2003...............     $1.00(a)    $1.22         11,772
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.75         16,438
          2011...............     $0.80       $0.64         16,553
          2010...............     $0.68       $0.80         16,669
          2009...............     $0.41       $0.68         45,204
          2008...............     $1.00       $0.41         16,904
          2007...............     $1.00(s)    $0.97         70,193
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.92             --
          2011...............     $0.89       $0.84             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.22       $1.36             --
          2011...............     $1.26       $1.22          2,841
          2010...............     $1.18       $1.26          2,747
          2009...............     $0.83       $1.18          2,809
          2008...............     $1.56       $0.83          2,593
          2007...............     $1.40       $1.56          2,454
          2006...............     $1.32       $1.40         22,668
          2005...............     $1.28       $1.32         26,724
          2004...............     $1.23       $1.28         28,078
          2003...............     $1.00(a)    $1.23         25,715
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.34       $0.39        183,495
          2011...............     $0.36       $0.34        264,636
          2010...............     $0.32       $0.36        272,143
          2009...............     $0.26       $0.32        309,698
          2008...............     $1.23       $0.26        178,495
          2007...............     $1.26       $1.23        146,405
          2006...............     $1.18       $1.26        179,449
          2005...............     $1.18       $1.18        116,116
          2004...............     $1.10       $1.18        100,580
          2003...............     $1.00(a)    $1.10         73,462
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.86       $0.99             --
          2011...............     $0.89       $0.86             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $2.08       $2.48             --
          2011...............     $2.29       $2.08             --
          2010...............     $2.04       $2.29             --
          2009...............     $1.49       $2.04             --
          2008...............     $2.68       $1.49             --
          2007...............     $2.68       $2.68             --
          2006...............     $1.90       $2.68             --
          2005...............     $1.69       $1.90            979
          2004...............     $1.47       $1.69         10,360
          2003...............     $1.00(a)    $1.47         12,267


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04         50,526
          2011...............     $1.01       $1.00         81,238
          2010...............     $1.00       $1.01         48,214
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.12         63,075
          2011...............     $1.00       $1.04         96,708
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.22       $1.43             --
          2011...............     $1.22       $1.22             --
          2010...............     $1.10       $1.22             --
          2009...............     $0.87       $1.10             --
          2008...............     $1.61       $0.87             --
          2007...............     $1.51       $1.61             --
          2006...............     $1.72       $1.51             --
          2005...............     $1.46       $1.72             --
          2004...............     $1.29       $1.46         23,398
          2003...............     $1.00(a)    $1.29         23,562
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.16       $1.36         10,149
          2011...............     $1.24       $1.16         10,221
          2010...............     $1.11       $1.24         10,292
          2009...............     $0.87       $1.11         10,364
          2008...............     $1.45       $0.87         10,437
          2007...............     $1.57       $1.45         19,077
          2006...............     $1.38       $1.57         18,823
          2005...............     $1.34       $1.38         19,349
          2004...............     $1.23       $1.34         19,578
          2003...............     $1.00(a)    $1.23         10,809
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.25       $1.50         13,509
          2011...............     $1.53       $1.25         21,108
          2010...............     $1.42       $1.53         37,174
          2009...............     $1.16       $1.42         38,239
          2008...............     $2.11       $1.16         45,233
          2007...............     $1.99       $2.11         47,008
          2006...............     $1.59       $1.99         65,763
          2005...............     $1.44       $1.59         90,289
          2004...............     $1.26       $1.44        110,744
          2003...............     $1.00(a)    $1.26        124,721
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.35       $1.55          6,576
          2011...............     $1.45       $1.35          6,890
          2010...............     $1.23       $1.45          7,576
          2009...............     $0.95       $1.23          7,656
          2008...............     $1.58       $0.95          7,285
          2007...............     $0.00       $1.58          7,403
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.27       $1.43             --
          2011...............     $1.58       $1.27             --
          2010...............     $1.33       $1.58             --
          2009...............     $0.83       $1.33             --
          2008...............     $1.34       $0.83             --
          2007...............     $1.29       $1.34             --
          2006...............     $1.25       $1.29             --
          2005...............     $1.21       $1.25             --
          2004...............     $1.17       $1.21          2,093
          2003...............     $1.00(a)    $1.17          2,108
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02             --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.02             --

1.95% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.18       $1.24        277,671
          2011...............     $1.11       $1.18        369,313
          2010...............     $1.04       $1.11        391,376
          2009...............     $0.92       $1.04        385,615
          2008...............     $1.08       $0.92        517,851
          2007...............     $1.08       $1.08        504,633
          2006...............     $1.05       $1.08        479,804
          2005...............     $1.04       $1.05        964,165
          2004...............     $0.00       $1.04        692,800
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.49       $1.71         39,270
          2011...............     $1.55       $1.49         49,311
          2010...............     $1.26       $1.55         71,247
          2009...............     $0.94       $1.26         77,555
          2008...............     $1.51       $0.94         83,622
          2007...............     $1.43       $1.51         76,584
          2006...............     $1.33       $1.43         91,541
          2005...............     $1.21       $1.33        192,552
          2004...............     $1.07       $1.21        173,162
          2003...............     $1.00(a)    $1.07         15,672
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.17       $1.32          4,025
          2011...............     $1.17       $1.17          4,493
          2010...............     $1.04       $1.17          5,132
          2009...............     $0.85       $1.04          5,252
          2008...............     $1.37       $0.85         12,931
          2007...............     $1.33       $1.37         13,719
          2006...............     $1.18       $1.33         32,510
          2005...............     $1.15       $1.18         35,204
          2004...............     $1.06       $1.15         48,517
          2003...............     $1.00(a)    $1.06         24,581
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.30       $1.49         48,574
          2011...............     $1.33       $1.30         53,840
          2010...............     $1.19       $1.33         21,084
          2009...............     $1.04       $1.19         19,293
          2008...............     $1.01       $1.04         29,968
          2007...............     $0.94       $1.01         12,568
          2006...............     $0.00       $0.94         52,110
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.98       $0.97         65,636
          2011...............     $1.00       $0.98         68,960
          2010...............     $1.02       $1.00         78,129
          2009...............     $1.04       $1.02         71,019
          2008...............     $1.04       $1.04        216,569
          2007...............     $1.01       $1.04         97,133
          2006...............     $0.99       $1.01        152,688
          2005...............     $0.99       $0.99        272,140
          2004...............     $0.00       $0.99        184,738
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.08       $1.10        174,767
          2011...............     $1.03       $1.08        183,851
          2010...............     $0.99       $1.03        179,494
          2009...............     $0.93       $0.99        171,942
          2008...............     $1.09       $0.93        107,465
          2007...............     $1.08       $1.09        226,116
          2006...............     $1.04       $1.08        235,791
          2005...............     $1.03       $1.04        205,963
          2004...............     $1.01       $1.03        130,711
          2003...............     $1.00(a)    $1.01          7,889


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.63       $1.88         64,335
          2011...............     $1.58       $1.63         95,464
          2010...............     $1.25       $1.58        112,503
          2009...............     $1.02       $1.25        128,349
          2008...............     $1.63       $1.02        152,951
          2007...............     $1.98       $1.63        134,493
          2006...............     $1.54       $1.98        170,059
          2005...............     $1.42       $1.54        233,007
          2004...............     $1.07       $1.42        204,146
          2003...............     $1.00(a)    $1.07         28,922
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.50             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(s)    $0.92        102,625
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.13       $1.27          6,090
          2011...............     $1.12       $1.13          6,755
          2010...............     $1.00       $1.12         12,548
          2009...............     $0.87       $1.00         12,938
          2008...............     $1.35       $0.87         18,314
          2007...............     $1.39       $1.35         16,086
          2006...............     $1.21       $1.39         12,498
          2005...............     $1.18       $1.21         29,132
          2004...............     $1.07       $1.18         29,035
          2003...............     $1.00(a)    $1.07         22,191
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.06       $1.19         93,286
          2011...............     $1.07       $1.06        133,334
          2010...............     $0.95       $1.07        172,383
          2009...............     $0.72       $0.95        180,720
          2008...............     $1.25       $0.72        201,151
          2007...............     $1.06       $1.25        203,486
          2006...............     $1.12       $1.06        226,185
          2005...............     $1.12       $1.12        656,202
          2004...............     $0.00       $1.12        609,658
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.25       $1.40         72,350
          2011...............     $1.26       $1.25         78,220
          2010...............     $1.14       $1.26         86,863
          2009...............     $0.97       $1.14         87,061
          2008...............     $1.35       $0.97         88,782
          2007...............     $1.45       $1.35         99,828
          2006...............     $1.25       $1.45        116,398
          2005...............     $1.22       $1.25         83,767
          2004...............     $0.00       $1.22          9,194
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.23       $1.30         17,517
          2011...............     $1.12       $1.23         11,254
          2010...............     $1.09       $1.12            598
          2009...............     $1.01       $1.09            604
          2008...............     $1.05       $1.01         19,740
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $0.99             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --

1.95% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.40       $1.59        122,824
          2011...............     $1.47       $1.40        134,104
          2010...............     $1.28       $1.47        166,756
          2009...............     $0.96       $1.28        176,516
          2008...............     $1.71       $0.96        181,596
          2007...............     $1.49       $1.71        185,293
          2006...............     $1.36       $1.49        184,754
          2005...............     $1.19       $1.36        152,380
          2004...............     $1.05       $1.19         91,023
          2003...............     $1.00(a)    $1.05         40,022
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.31        236,989
          2011...............     $1.15       $1.14        309,502
          2010...............     $1.02       $1.15        397,239
          2009...............     $0.80       $1.02        415,311
          2008...............     $1.43       $0.80        420,624
          2007...............     $1.44       $1.43        384,825
          2006...............     $1.23       $1.44        409,830
          2005...............     $1.18       $1.23        939,015
          2004...............     $1.09       $1.18        757,731
          2003...............     $1.00(a)    $1.09         46,011
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.15       $1.28         15,731
          2011...............     $1.13       $1.15         13,011
          2010...............     $1.01       $1.13          7,714
          2009...............     $0.72       $1.01          8,268
          2008...............     $0.98       $0.72         19,773
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.73       $1.95         70,350
          2011...............     $1.98       $1.73         69,009
          2010...............     $1.57       $1.98         69,662
          2009...............     $1.15       $1.57         76,814
          2008...............     $1.94       $1.15         84,565
          2007...............     $1.71       $1.94         90,206
          2006...............     $1.55       $1.71         94,011
          2005...............     $1.34       $1.55         97,577
          2004...............     $1.10       $1.34         73,403
          2003...............     $1.00(a)    $1.10         21,797
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.08       $1.19         45,218
          2011...............     $1.12       $1.08         44,482
          2010...............     $1.02       $1.12         43,607
          2009...............     $0.80       $1.02         45,151
          2008...............     $1.25       $0.80         44,773
          2007...............     $1.20       $1.25         47,071
          2006...............     $1.11       $1.20         46,154
          2005...............     $1.12       $1.11         44,595
          2004...............     $0.00       $1.12          1,269


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.90       $1.04          5,052
          2011...............     $0.95       $0.90          4,124
          2010...............     $0.76       $0.95             --
          2009...............     $0.60       $0.76             --
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.28       $1.39         13,437
          2011...............     $1.37       $1.28         12,889
          2010...............     $1.10       $1.37         15,033
          2009...............     $0.78       $1.10         15,991
          2008...............     $1.38       $0.78         14,985
          2007...............     $1.26       $1.38         15,031
          2006...............     $1.19       $1.26         20,358
          2005...............     $1.15       $1.19         14,649
          2004...............     $0.00       $1.15         14,344
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.23       $1.37         90,416
          2011...............     $1.26       $1.23         90,240
          2010...............     $1.16       $1.26        150,260
          2009...............     $0.94       $1.16        159,060
          2008...............     $1.52       $0.94        186,566
          2007...............     $1.50       $1.52        196,101
          2006...............     $1.29       $1.50        142,188
          2005...............     $1.19       $1.29        139,821
          2004...............     $1.08       $1.19         72,126
          2003...............     $1.00(a)    $1.08         44,180
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.99       $2.21         26,975
          2011...............     $2.41       $1.99         27,618
          2010...............     $2.09       $2.41         19,361
          2009...............     $1.24       $2.09         20,669
          2008...............     $2.66       $1.24         18,758
          2007...............     $2.11       $2.66         30,603
          2006...............     $1.68       $2.11         48,683
          2005...............     $1.34       $1.68         28,609
          2004...............     $0.00       $1.34         12,951
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07         13,467
          2011...............     $1.02       $1.06          7,869
          2010...............     $1.00       $1.02             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.77       $0.86             --
          2011...............     $0.82       $0.77             --
          2010...............     $0.72       $0.82             --
          2009...............     $0.58       $0.72             --
          2008...............     $0.94       $0.58             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.90       $0.98             --
          2011...............     $0.93       $0.90             --
          2010...............     $0.84       $0.93             --
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.04       $1.08             --
          2011...............     $1.03       $1.04             --
          2010...............     $0.98       $1.03             --
          2009...............     $0.93       $0.98             --
          2008...............     $1.01       $0.93             --
          2007...............     $1.00(s)    $1.01             --

1.95% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.91            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.77       $0.87            --
          2009...............     $0.64       $0.77            --
          2008...............     $0.95       $0.64            --
          2007...............     $1.00(s)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.97       $1.02            --
          2011...............     $0.98       $0.97            --
          2010...............     $0.91       $0.98            --
          2009...............     $0.82       $0.91            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.13       $1.25           251
          2011...............     $1.23       $1.13            --
          2010...............     $1.05       $1.23            --
          2009...............     $0.64       $1.05            --
          2008...............     $1.29       $0.64            --
          2007...............     $1.00(s)    $1.29            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.01            --
          2011...............     $0.89       $0.88            --
          2010...............     $0.74       $0.89            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.19       $1.39        10,691
          2011...............     $1.24       $1.19         7,528
          2010...............     $1.09       $1.24           954
          2009...............     $0.87       $1.09           962
          2008...............     $1.38       $0.87           971
          2007...............     $1.44       $1.38           979
          2006...............     $1.26       $1.44         7,666
          2005...............     $0.00       $1.26         7,759
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.20       $1.34            --
          2011...............     $1.23       $1.20            --
          2010...............     $1.14       $1.23            --
          2009...............     $0.91       $1.14            --
          2008...............     $1.33       $0.91            --
          2007...............     $1.00(s)    $1.33            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.98       $1.08            --
          2011...............     $1.02       $0.98            --
          2010...............     $0.96       $1.02         4,234
          2009...............     $0.74       $0.96         4,266
          2008...............     $1.22       $0.74         4,298
          2007...............     $1.22       $1.22         3,508
          2006...............     $1.13       $1.22         3,534
          2005...............     $1.09       $1.13         7,121
          2004...............     $1.04       $1.09         7,175
          2003...............     $1.00(a)    $1.04         7,229
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.27       $1.43            --
          2011...............     $1.33       $1.27            --
          2010...............     $1.21       $1.33         6,794
          2009...............     $0.99       $1.21         6,845
          2008...............     $1.49       $0.99         6,896
          2007...............     $1.48       $1.49         6,948
          2006...............     $1.30       $1.48         6,588
          2005...............     $0.00       $1.30         6,693


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.90       $1.00          7,855
          2011...............     $0.92       $0.90          6,017
          2010...............     $0.73       $0.92             --
          2009...............     $0.62       $0.73             --
          2008...............     $0.92       $0.62             --
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.06       $2.41         51,670
          2011...............     $2.26       $2.06         67,795
          2010...............     $2.12       $2.26         93,922
          2009...............     $1.73       $2.12         94,991
          2008...............     $2.38       $1.73         96,404
          2007...............     $1.68       $2.38        157,179
          2006...............     $1.43       $1.68         91,332
          2005...............     $1.17       $1.43         61,200
          2004...............     $1.05       $1.17         56,253
          2003...............     $1.00(b)    $1.05         13,617
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.41       $1.54         14,498
          2011...............     $1.39       $1.41         15,278
          2010...............     $1.21       $1.39         38,293
          2009...............     $1.09       $1.21         39,292
          2008...............     $1.40       $1.09         60,352
          2007...............     $1.26       $1.40         59,966
          2006...............     $1.16       $1.26         60,733
          2005...............     $1.12       $1.16         58,555
          2004...............     $1.05       $1.12         54,404
          2003...............     $1.00(c)    $1.05         52,374
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.46       $1.70             --
          2011...............     $1.47       $1.46             --
          2010...............     $1.24       $1.47             --
          2009...............     $1.02       $1.24             --
          2008...............     $1.59       $1.02             --
          2007...............     $1.42       $1.59             --
          2006...............     $0.00       $1.42         14,161
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.23       $1.23         14,690
          2011...............     $1.59       $1.23         15,046
          2010...............     $1.39       $1.59         34,967
          2009...............     $0.81       $1.39         35,494
          2008...............     $2.15       $0.81         45,396
          2007...............     $1.53       $2.15         37,719
          2006...............     $1.24       $1.53         18,471
          2005...............     $1.00(o)    $1.24          8,006
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.27       $1.40         77,191
          2011...............     $1.26       $1.27         82,557
          2010...............     $1.15       $1.26         84,430
          2009...............     $0.92       $1.15         85,730
          2008...............     $1.47       $0.92         91,714
          2007...............     $1.19       $1.47         92,126
          2006...............     $1.16       $1.19        149,986
          2005...............     $1.06       $1.16         90,696
          2004...............     $0.00       $1.06         79,232

1.95% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.41       $1.56         97,501
          2011...............     $1.66       $1.41        129,731
          2010...............     $1.49       $1.66        174,758
          2009...............     $1.11       $1.49        185,440
          2008...............     $1.96       $1.11        190,148
          2007...............     $1.81       $1.96        225,300
          2006...............     $1.43       $1.81        221,691
          2005...............     $1.31       $1.43        421,148
          2004...............     $1.09       $1.31        368,063
          2003...............     $1.00(f)    $1.09         31,773
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(N)(W):
          2012...............     $1.40       $1.62          9,585
          2011...............     $1.54       $1.40          6,570
          2010...............     $1.37       $1.54             --
          2009...............     $1.10       $1.37             --
          2008...............     $1.94       $1.10             --
          2007...............     $1.00(s)    $1.94             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.38       $1.52          1,751
          2011...............     $1.52       $1.38          1,804
          2010...............     $1.10       $1.52          1,830
          2009...............     $0.79       $1.10          2,479
          2008...............     $1.55       $0.79          2,757
          2007...............     $1.49       $1.55          2,022
          2006...............     $1.35       $1.49          2,090
          2005...............     $0.00       $1.35          1,959
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.59       $1.77            543
          2011...............     $1.63       $1.59             --
          2010...............     $1.27       $1.63             --
          2009...............     $0.88       $1.27             --
          2008...............     $1.41       $0.88             --
          2007...............     $1.00(s)    $1.41             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.69       $2.12         34,380
          2011...............     $1.83       $1.69         47,773
          2010...............     $1.65       $1.83         50,301
          2009...............     $1.17       $1.65         53,322
          2008...............     $1.81       $1.17         68,808
          2007...............     $1.48       $1.81         65,982
          2006...............     $1.40       $1.48         69,269
          2005...............     $1.22       $1.40         25,919
          2004...............     $0.00       $1.22         28,270
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.32       $1.36         14,736
          2011...............     $1.50       $1.32         15,085
          2010...............     $1.19       $1.50         17,183
          2009...............     $0.90       $1.19         18,238
          2008...............     $1.51       $0.90         18,657
          2007...............     $1.35       $1.51         21,848
          2006...............     $1.31       $1.35         15,656
          2005...............     $1.19       $1.31         16,341
          2004...............     $0.00       $1.19         11,276
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.34       $1.56         54,055
          2011...............     $1.57       $1.34         64,225
          2010...............     $1.27       $1.57         85,557
          2009...............     $1.00       $1.27         91,202
          2008...............     $1.38       $1.00         98,232
          2007...............     $1.47       $1.38        100,414
          2006...............     $1.28       $1.47         91,414
          2005...............     $1.25       $1.28         94,270
          2004...............     $1.11       $1.25         61,084
          2003...............     $1.00(i)    $1.11         19,313


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.21       $1.41            --
          2011...............     $1.33       $1.21           934
          2010...............     $1.14       $1.33           941
          2009...............     $0.92       $1.14           971
          2008...............     $1.42       $0.92        14,843
          2007...............     $1.42       $1.42        15,214
          2006...............     $1.24       $1.42        14,695
          2005...............     $1.21       $1.24        14,263
          2004...............     $1.08       $1.21        13,750
          2003...............     $1.00(j)    $1.08        21,110
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.46       $1.62            --
          2011...............     $1.46       $1.46            --
          2010...............     $1.38       $1.46            --
          2009...............     $1.12       $1.38         5,333
          2008...............     $1.36       $1.12         6,500
          2007...............     $1.26       $1.36        19,104
          2006...............     $1.16       $1.26         7,806
          2005...............     $0.00       $1.16         7,931
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.42       $1.73        43,806
          2011...............     $1.56       $1.42        46,023
          2010...............     $1.49       $1.56        46,165
          2009...............     $1.04       $1.49        46,275
          2008...............     $1.91       $1.04         8,846
          2007...............     $0.00       $1.91        13,043
          2006...............     $1.33       $0.00            --
          2005...............     $0.00       $1.33        11,138
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.91       $2.12        38,238
          2011...............     $2.88       $1.91        37,231
          2010...............     $2.35       $2.88        48,860
          2009...............     $1.34       $2.35        52,651
          2008...............     $2.86       $1.34        62,001
          2007...............     $2.28       $2.86        73,584
          2006...............     $1.58       $2.28        69,344
          2005...............     $1.22       $1.58        49,707
          2004...............     $0.00       $1.22        34,146
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.94       $1.02         6,767
          2011...............     $0.99       $0.94         5,475
          2010...............     $0.87       $0.99            --
          2009...............     $0.67       $0.87            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(s)    $0.95            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.17       $1.34        15,125
          2011...............     $1.19       $1.17        12,713
          2010...............     $1.08       $1.19         5,168
          2009...............     $0.79       $1.08         5,183
          2008...............     $1.28       $0.79         5,206
          2007...............     $0.00       $1.28           844
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.98       $1.11            --
          2011...............     $1.06       $0.98            --
          2010...............     $0.84       $1.06            --
          2009...............     $0.60       $0.84            --
          2008...............     $1.27       $0.60            --
          2007...............     $1.00(s)    $1.27            --

1.95% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.35       $1.60          5,999
          2011...............     $1.53       $1.35          6,981
          2010...............     $1.15       $1.53          9,497
          2009...............     $0.72       $1.15         13,735
          2008...............     $1.21       $0.72         23,034
          2007...............     $1.21       $1.21         24,854
          2006...............     $1.09       $1.21         36,806
          2005...............     $1.06       $1.09        202,270
          2004...............     $0.00       $1.06        211,001
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.35       $1.53         17,616
          2011...............     $1.38       $1.35         15,455
          2010...............     $1.27       $1.38          7,386
          2009...............     $1.05       $1.27          7,373
          2008...............     $1.60       $1.05          7,403
          2007...............     $0.00       $1.60          1,135
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.75          7,283
          2011...............     $0.80       $0.64          4,636
          2010...............     $0.68       $0.80             --
          2009...............     $0.41       $0.68             --
          2008...............     $1.00       $0.41         11,635
          2007...............     $1.00(s)    $0.97         48,606
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.91             --
          2011...............     $0.89       $0.84             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.05       $1.17            488
          2011...............     $1.08       $1.05            493
          2010...............     $1.01       $1.08            497
          2009...............     $0.72       $1.01            502
          2008...............     $1.34       $0.72         32,726
          2007...............     $1.20       $1.34         34,200
          2006...............     $1.14       $1.20         34,135
          2005...............     $1.11       $1.14         32,087
          2004...............     $0.00       $1.11         30,763
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.32       $0.36        294,633
          2011...............     $0.34       $0.32        351,408
          2010...............     $0.30       $0.34        400,431
          2009...............     $0.24       $0.30        426,029
          2008...............     $1.15       $0.24        281,847
          2007...............     $1.18       $1.15        159,433
          2006...............     $1.10       $1.18        156,254
          2005...............     $1.10       $1.10        356,237
          2004...............     $1.03       $1.10        300,420
          2003...............     $1.00(a)    $1.03          8,437
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.85       $0.98             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.51       $1.80             --
          2011...............     $1.67       $1.51             --
          2010...............     $1.48       $1.67          8,630
          2009...............     $1.09       $1.48          8,695
          2008...............     $1.95       $1.09          8,761
          2007...............     $1.76       $1.95          8,827
          2006...............     $1.39       $1.76          7,256
          2005...............     $1.23       $1.39         32,289
          2004...............     $0.00       $1.23         20,680
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04         12,932
          2011...............     $1.01       $1.00          6,574
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.12         25,333
          2011...............     $1.03       $1.04         31,371
          2010...............     $1.00       $1.03         16,548
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.03       $1.21         16,617
          2011...............     $1.03       $1.03         17,525
          2010...............     $0.93       $1.03         17,381
          2009...............     $0.74       $0.93         17,528
          2008...............     $1.36       $0.74             --
          2007...............     $0.00       $1.36         12,203
          2006...............     $1.28       $0.00             --
          2005...............     $0.00       $1.28         10,458
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.02       $1.19             --
          2011...............     $1.09       $1.02             --
          2010...............     $0.97       $1.09             --
          2009...............     $0.76       $0.97             --
          2008...............     $1.27       $0.76             --
          2007...............     $1.00(s)    $1.27             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.06       $1.27         53,631
          2011...............     $1.30       $1.06         54,690
          2010...............     $1.21       $1.30         51,515
          2009...............     $0.99       $1.21         51,728
          2008...............     $1.80       $0.99         53,473
          2007...............     $1.69       $1.80         51,849
          2006...............     $1.35       $1.69        113,259
          2005...............     $1.23       $1.35        142,163
          2004...............     $0.00       $1.23        159,988
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.13       $1.30          1,558
          2011...............     $1.22       $1.13          1,787
          2010...............     $1.04       $1.22          2,001
          2009...............     $0.80       $1.04          2,091
          2008...............     $1.33       $0.80          2,428
          2007...............     $1.28       $1.33          3,093
          2006...............     $1.21       $1.28          3,401
          2005...............     $1.12       $1.21          3,595
          2004...............     $0.00       $1.12          3,918
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.11       $1.25             --
          2011...............     $1.38       $1.11             --
          2010...............     $1.17       $1.38             --
          2009...............     $0.73       $1.17             --
          2008...............     $1.17       $0.73             --
          2007...............     $1.00(s)    $1.17             --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02             --

1.95% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01          --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01          --

2.00% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.17       $1.24       2,644,846
          2011...............     $1.11       $1.17       2,822,263
          2010...............     $1.03       $1.11       3,384,835
          2009...............     $0.91       $1.03       3,184,996
          2008...............     $1.08       $0.91       2,793,183
          2007...............     $1.07       $1.08         858,243
          2006...............     $1.05       $1.07         267,099
          2005...............     $1.04       $1.05         199,526
          2004...............     $0.00       $1.04          40,891
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.48       $1.70         667,306
          2011...............     $1.55       $1.48         721,683
          2010...............     $1.25       $1.55         773,755
          2009...............     $0.94       $1.25         795,684
          2008...............     $1.51       $0.94         694,066
          2007...............     $1.43       $1.51         280,804
          2006...............     $1.33       $1.43         103,606
          2005...............     $1.21       $1.33          77,889
          2004...............     $0.00       $1.21          16,634
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.32          13,145
          2011...............     $1.17       $1.16          18,448
          2010...............     $1.04       $1.17          14,589
          2009...............     $0.84       $1.04          14,857
          2008...............     $1.37       $0.84           6,854
          2007...............     $1.00(s)    $1.37              --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.30       $1.48         886,154
          2011...............     $1.33       $1.30         845,743
          2010...............     $1.19       $1.33         810,997
          2009...............     $1.03       $1.19         680,351
          2008...............     $1.01       $1.03         659,854
          2007...............     $0.94       $1.01         166,984
          2006...............     $0.00       $0.94           9,720
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.98       $0.96       1,275,099
          2011...............     $1.00       $0.98       1,239,613
          2010...............     $1.02       $1.00         831,907
          2009...............     $1.04       $1.02         869,342
          2008...............     $1.04       $1.04       1,667,785
          2007...............     $1.01       $1.04         182,647
          2006...............     $0.99       $1.01          26,666
          2005...............     $0.98       $0.99          20,590
          2004...............     $0.00       $0.98           6,553
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.08       $1.09         363,246
          2011...............     $1.03       $1.08         472,241
          2010...............     $0.98       $1.03         561,297
          2009...............     $0.93       $0.98         546,310
          2008...............     $1.09       $0.93         469,720
          2007...............     $1.08       $1.09         142,102
          2006...............     $1.04       $1.08          39,371
          2005...............     $1.03       $1.04          34,036
          2004...............     $0.00       $1.03          11,616


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.62       $1.88         325,993
          2011...............     $1.57       $1.62         312,954
          2010...............     $1.24       $1.57         341,437
          2009...............     $1.02       $1.24         363,679
          2008...............     $1.63       $1.02         259,099
          2007...............     $1.97       $1.63         105,952
          2006...............     $1.54       $1.97          50,693
          2005...............     $1.42       $1.54          39,811
          2004...............     $0.00       $1.42          15,104

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.50          60,843
          2011...............     $0.57       $0.45          61,837
          2010...............     $0.55       $0.57           9,104
          2009...............     $0.42       $0.55           7,758
          2008...............     $1.00       $0.42           5,442
          2007...............     $1.00(s)    $0.92              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.12       $1.26          25,242
          2011...............     $1.11       $1.12          16,023
          2010...............     $1.00       $1.11              --
          2009...............     $0.86       $1.00              --
          2008...............     $1.35       $0.86              --
          2007...............     $1.00(s)    $1.35              --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.06       $1.18         138,667
          2011...............     $1.07       $1.06         137,418
          2010...............     $0.94       $1.07         156,847
          2009...............     $0.72       $0.94         178,737
          2008...............     $1.25       $0.72         210,206
          2007...............     $1.06       $1.25         218,781
          2006...............     $1.11       $1.06         219,107
          2005...............     $1.12       $1.11         163,451
          2004...............     $0.00       $1.12          52,734
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.24       $1.40         551,906
          2011...............     $1.26       $1.24         392,876
          2010...............     $1.13       $1.26         281,498
          2009...............     $0.97       $1.13         187,074
          2008...............     $1.35       $0.97          80,254
          2007...............     $1.45       $1.35         100,708
          2006...............     $1.25       $1.45          98,098
          2005...............     $0.00       $1.25          65,891
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.23       $1.29       1,463,532
          2011...............     $1.12       $1.23         993,641
          2010...............     $1.09       $1.12         612,509
          2009...............     $1.01       $1.09         458,599
          2008...............     $1.05       $1.01          20,579
          2007...............     $1.00(s)    $1.05              --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94          16,699
          2011...............     $1.00       $0.81          22,191
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.83       $0.99              --
          2011...............     $1.00       $0.83           9,972
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04          78,275
          2011...............     $1.00       $0.90           4,613
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00          62,604
          2011...............     $1.00       $0.86          49,418
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05          32,283
          2011...............     $1.00       $1.05          22,899

2.00% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03          9,411
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88          6,554
          2011...............     $1.00       $0.76          6,964
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90         23,113
          2011...............     $1.00       $0.78         15,553

         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.39       $1.58        151,135
          2011...............     $1.46       $1.39         74,062
          2010...............     $1.27       $1.46         74,185
          2009...............     $0.96       $1.27         46,123
          2008...............     $1.71       $0.96         26,488
          2007...............     $1.49       $1.71         22,612
          2006...............     $1.36       $1.49          9,676
          2005...............     $1.19       $1.36          9,499
          2004...............     $0.00       $1.19          3,440
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.30        518,744
          2011...............     $1.15       $1.13        727,892
          2010...............     $1.02       $1.15        888,575
          2009...............     $0.80       $1.02        978,150
          2008...............     $1.43       $0.80        896,056
          2007...............     $1.44       $1.43        354,662
          2006...............     $1.22       $1.44        198,010
          2005...............     $1.18       $1.22        165,745
          2004...............     $0.00       $1.18         71,115
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.15       $1.28        780,590
          2011...............     $1.13       $1.15        651,643
          2010...............     $1.01       $1.13        497,058
          2009...............     $0.72       $1.01        462,667
          2008...............     $0.98       $0.72        293,705
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.73       $1.94         53,770
          2011...............     $1.97       $1.73         38,198
          2010...............     $1.57       $1.97         44,779
          2009...............     $1.14       $1.57         40,402
          2008...............     $1.93       $1.14         25,694
          2007...............     $1.71       $1.93          6,132
          2006...............     $1.55       $1.71          6,164
          2005...............     $1.34       $1.55          6,397
          2004...............     $0.00       $1.34          6,791
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.08       $1.19          9,101
          2011...............     $1.12       $1.08          9,174
          2010...............     $1.02       $1.12             --
          2009...............     $0.80       $1.02         17,687
          2008...............     $1.25       $0.80         17,804
          2007...............     $1.20       $1.25         15,446
          2006...............     $1.10       $1.20          7,317
          2005...............     $0.00       $1.10          7,375
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.90       $1.04        339,972
          2011...............     $0.95       $0.90        330,651
          2010...............     $0.76       $0.95        368,589
          2009...............     $0.60       $0.76        342,832
          2008...............     $0.91       $0.60        181,647
          2007...............     $1.00(s)    $0.91             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.27       $1.38          78,647
          2011...............     $1.37       $1.27          26,224
          2010...............     $1.09       $1.37          24,402
          2009...............     $0.78       $1.09          21,928
          2008...............     $1.38       $0.78           9,544
          2007...............     $1.26       $1.38           9,039
          2006...............     $1.19       $1.26           8,950
          2005...............     $1.15       $1.19           8,739
          2004...............     $0.00       $1.15           8,728
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.22       $1.37          26,309
          2011...............     $1.26       $1.22          21,702
          2010...............     $1.16       $1.26          37,497
          2009...............     $0.93       $1.16          22,473
          2008...............     $1.52       $0.93          21,991
          2007...............     $1.50       $1.52          20,345
          2006...............     $1.29       $1.50          14,235
          2005...............     $1.19       $1.29          14,349
          2004...............     $0.00       $1.19           3,944
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.98       $2.20          52,001
          2011...............     $2.40       $1.98          57,783
          2010...............     $2.08       $2.40          55,741
          2009...............     $1.23       $2.08          73,611
          2008...............     $2.66       $1.23          63,665
          2007...............     $2.11       $2.66          47,354
          2006...............     $1.68       $2.11          45,866
          2005...............     $1.34       $1.68          35,979
          2004...............     $0.00       $1.34           3,789
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.07       1,066,042
          2011...............     $1.02       $1.06         388,995
          2010...............     $1.00       $1.02          91,271
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.85         119,905
          2011...............     $0.82       $0.76         104,635
          2010...............     $0.72       $0.82          20,488
          2009...............     $0.58       $0.72           5,114
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(s)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.90       $0.98       1,238,725
          2011...............     $0.93       $0.90       1,351,504
          2010...............     $0.84       $0.93       1,440,189
          2009...............     $0.72       $0.84       1,571,328
          2008...............     $0.97       $0.72         194,470
          2007...............     $1.00(s)    $0.97              --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.04       $1.07         251,633
          2011...............     $1.03       $1.04         142,440
          2010...............     $0.98       $1.03         146,329
          2009...............     $0.93       $0.98         143,123
          2008...............     $1.01       $0.93              --
          2007...............     $1.00(s)    $1.01              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.91         808,562
          2011...............     $0.87       $0.82       1,447,480
          2010...............     $0.77       $0.87       1,580,537
          2009...............     $0.64       $0.77       1,590,717
          2008...............     $1.00       $0.64         281,942
          2007...............     $1.00(s)    $0.95          67,566

2.00% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.96       $1.02        991,819
          2011...............     $0.97       $0.96        604,218
          2010...............     $0.91       $0.97        548,654
          2009...............     $0.82       $0.91        655,601
          2008...............     $1.00       $0.82        531,235
          2007...............     $1.00(s)    $0.99          8,576
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.12       $1.25          2,169
          2011...............     $1.22       $1.12             --
          2010...............     $1.04       $1.22         20,613
          2009...............     $0.64       $1.04             --
          2008...............     $1.29       $0.64             --
          2007...............     $1.00(s)    $1.29             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.01         31,185
          2011...............     $0.89       $0.88         16,653
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.18       $1.38        309,696
          2011...............     $1.23       $1.18        170,249
          2010...............     $1.09       $1.23         50,836
          2009...............     $0.87       $1.09          8,448
          2008...............     $1.37       $0.87          8,547
          2007...............     $1.44       $1.37          7,777
          2006...............     $1.26       $1.44          7,996
          2005...............     $1.24       $1.26          7,706
          2004...............     $0.00       $1.24          7,745
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.19       $1.33          2,899
          2011...............     $1.22       $1.19          2,924
          2010...............     $1.14       $1.22          2,950
          2009...............     $0.91       $1.14          2,977
          2008...............     $1.33       $0.91          3,004
          2007...............     $1.00(s)    $1.33             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.27       $1.42         13,906
          2011...............     $1.32       $1.27         14,309
          2010...............     $1.20       $1.32          6,505
          2009...............     $0.99       $1.20          6,557
          2008...............     $1.49       $0.99             --
          2007...............     $1.00(s)    $1.49             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.98       $1.07          6,702
          2011...............     $1.01       $0.98          3,465
          2010...............     $0.96       $1.01          3,495
          2009...............     $0.73       $0.96          3,523
          2008...............     $1.22       $0.73            313
          2007...............     $1.00(s)    $1.22             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $1.00        503,399
          2011...............     $0.92       $0.89        447,763
          2010...............     $0.73       $0.92        499,675
          2009...............     $0.62       $0.73        474,705
          2008...............     $0.92       $0.62        257,103
          2007...............     $1.00(s)    $0.92             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.05       $2.39         239,898
          2011...............     $2.25       $2.05         205,132
          2010...............     $2.12       $2.25         191,052
          2009...............     $1.73       $2.12         199,559
          2008...............     $2.37       $1.73         154,457
          2007...............     $1.68       $2.37          29,701
          2006...............     $1.43       $1.68          16,941
          2005...............     $0.00       $1.43          10,775
          2004...............     $0.00       $0.00              --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.40       $1.53          83,852
          2011...............     $1.38       $1.40          76,143
          2010...............     $1.20       $1.38          22,531
          2009...............     $1.09       $1.20          25,240
          2008...............     $1.40       $1.09          10,573
          2007...............     $1.26       $1.40           5,381
          2006...............     $1.15       $1.26           5,339
          2005...............     $1.12       $1.15           5,182
          2004...............     $0.00       $1.12           4,599
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.46       $1.69          17,615
          2011...............     $1.46       $1.46          16,962
          2010...............     $1.23       $1.46          12,262
          2009...............     $1.01       $1.23          22,623
          2008...............     $1.59       $1.01          10,552
          2007...............     $1.00(s)    $1.59              --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.22       $1.22         125,579
          2011...............     $1.59       $1.22         118,938
          2010...............     $1.38       $1.59         116,344
          2009...............     $0.81       $1.38          91,588
          2008...............     $2.15       $0.81          99,998
          2007...............     $1.53       $2.15          44,059
          2006...............     $1.24       $1.53          53,060
          2005...............     $1.00(o)    $1.24          10,075
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.26       $1.39       1,159,852
          2011...............     $1.26       $1.26       1,072,829
          2010...............     $1.14       $1.26       1,156,344
          2009...............     $0.92       $1.14       1,068,932
          2008...............     $1.47       $0.92         845,299
          2007...............     $1.19       $1.47         327,443
          2006...............     $1.16       $1.19         175,299
          2005...............     $1.06       $1.16         122,733
          2004...............     $0.00       $1.06           9,713
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.40       $1.55         853,716
          2011...............     $1.66       $1.40         748,450
          2010...............     $1.48       $1.66         728,114
          2009...............     $1.10       $1.48         686,211
          2008...............     $1.95       $1.10         564,746
          2007...............     $1.81       $1.95         213,350
          2006...............     $1.43       $1.81         122,200
          2005...............     $1.31       $1.43         100,169
          2004...............     $0.00       $1.31          28,638
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.39       $1.61         331,118
          2011...............     $1.53       $1.39         169,086
          2010...............     $1.36       $1.53          70,189
          2009...............     $1.10       $1.36          18,691
          2008...............     $1.94       $1.10           3,274
          2007...............     $1.00(s)    $1.94              --

2.00% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.38       $1.51         15,875
          2011...............     $1.51       $1.38          9,223
          2010...............     $1.09       $1.51         28,083
          2009...............     $0.79       $1.09         10,255
          2008...............     $1.55       $0.79             --
          2007...............     $1.00(s)    $1.55             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.59       $1.77        100,365
          2011...............     $1.63       $1.59         29,560
          2010...............     $1.26       $1.63         18,254
          2009...............     $0.88       $1.26          4,627
          2008...............     $1.41       $0.88          4,664
          2007...............     $1.00(s)    $1.41             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.68       $2.11         85,246
          2011...............     $1.82       $1.68         63,592
          2010...............     $1.65       $1.82         83,175
          2009...............     $1.17       $1.65         21,751
          2008...............     $1.80       $1.17         20,345
          2007...............     $1.48       $1.80         10,028
          2006...............     $1.40       $1.48         10,695
          2005...............     $1.22       $1.40          3,635
          2004...............     $0.00       $1.22          3,881
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.31       $1.35         52,059
          2011...............     $1.50       $1.31         59,977
          2010...............     $1.18       $1.50         59,944
          2009...............     $0.90       $1.18         60,455
          2008...............     $1.50       $0.90         70,581
          2007...............     $1.35       $1.50         31,920
          2006...............     $1.31       $1.35         16,431
          2005...............     $0.00       $1.31         10,288
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.34       $1.55        126,867
          2011...............     $1.56       $1.34        155,217
          2010...............     $1.26       $1.56        170,397
          2009...............     $1.00       $1.26        184,128
          2008...............     $1.38       $1.00        207,524
          2007...............     $1.46       $1.38        143,490
          2006...............     $1.28       $1.46         57,065
          2005...............     $1.25       $1.28         46,267
          2004...............     $0.00       $1.25         14,613
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.21       $1.41         17,863
          2011...............     $1.33       $1.21         18,359
          2010...............     $1.14       $1.33         22,101
          2009...............     $0.92       $1.14         26,765
          2008...............     $1.42       $0.92             --
          2007...............     $1.00(s)    $1.42             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.45       $1.61        150,599
          2011...............     $1.46       $1.45        150,845
          2010...............     $1.38       $1.46         79,083
          2009...............     $1.12       $1.38         70,723
          2008...............     $1.36       $1.12          6,243
          2007...............     $1.26       $1.36          4,647
          2006...............     $1.16       $1.26          4,573
          2005...............     $1.10       $1.16          4,262
          2004...............     $0.00       $1.10          4,136


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.42       $1.72         124,210
          2011...............     $1.55       $1.42         115,283
          2010...............     $1.49       $1.55         134,649
          2009...............     $1.04       $1.49         137,467
          2008...............     $1.90       $1.04          96,752
          2007...............     $1.42       $1.90           5,207
          2006...............     $1.33       $1.42           3,968
          2005...............     $1.21       $1.33           3,642
          2004...............     $0.00       $1.21           3,687
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.90       $2.11         397,018
          2011...............     $2.87       $1.90         450,344
          2010...............     $2.34       $2.87         471,863
          2009...............     $1.33       $2.34         527,642
          2008...............     $2.85       $1.33         491,889
          2007...............     $2.27       $2.85         151,044
          2006...............     $1.58       $2.27          72,569
          2005...............     $1.22       $1.58          62,951
          2004...............     $0.00       $1.22          14,227
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.94       $1.02         347,767
          2011...............     $0.98       $0.94         272,076
          2010...............     $0.87       $0.98         303,952
          2009...............     $0.67       $0.87         282,828
          2008...............     $0.95       $0.67         159,475
          2007...............     $1.00(s)    $0.95              --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.17       $1.34         831,295
          2011...............     $1.19       $1.17         743,806
          2010...............     $1.08       $1.19         795,160
          2009...............     $0.79       $1.08         740,119
          2008...............     $1.28       $0.79         636,539
          2007...............     $0.00       $1.28         169,036
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.97       $1.11              --
          2011...............     $1.06       $0.97              --
          2010...............     $0.83       $1.06              --
          2009...............     $0.60       $0.83              --
          2008...............     $1.27       $0.60              --
          2007...............     $1.00(s)    $1.27              --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.34       $1.59          19,602
          2011...............     $1.53       $1.34          18,027
          2010...............     $1.15       $1.53           5,542
          2009...............     $0.72       $1.15           9,600
          2008...............     $1.21       $0.72          12,927
          2007...............     $1.21       $1.21           5,835
          2006...............     $1.09       $1.21           5,429
          2005...............     $1.06       $1.09           5,449
          2004...............     $0.00       $1.06           3,207
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.34       $1.52       1,516,072
          2011...............     $1.38       $1.34       1,543,035
          2010...............     $1.26       $1.38       1,649,943
          2009...............     $1.05       $1.26       1,560,282
          2008...............     $1.59       $1.05       1,164,061
          2007...............     $0.00       $1.59         247,804
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.75         350,032
          2011...............     $0.80       $0.64         232,965
          2010...............     $0.68       $0.80         223,181
          2009...............     $0.41       $0.68         166,570
          2008...............     $1.00       $0.41          48,859
          2007...............     $1.00(s)    $0.97              --

2.00% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.91           1,721
          2011...............     $0.89       $0.84              --
          2010...............     $0.74       $0.89           8,312
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(s)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.04       $1.16          13,845
          2011...............     $1.08       $1.04          11,348
          2010...............     $1.01       $1.08           9,885
          2009...............     $0.71       $1.01           7,509
          2008...............     $1.34       $0.71           6,458
          2007...............     $1.20       $1.34           6,899
          2006...............     $1.14       $1.20           6,498
          2005...............     $1.11       $1.14           6,351
          2004...............     $0.00       $1.11           6,249
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.32       $0.36         547,402
          2011...............     $0.33       $0.32         559,515
          2010...............     $0.30       $0.33         637,999
          2009...............     $0.24       $0.30         685,473
          2008...............     $1.15       $0.24         617,967
          2007...............     $1.18       $1.15         173,766
          2006...............     $1.10       $1.18          48,279
          2005...............     $1.10       $1.10          38,217
          2004...............     $0.00       $1.10          15,563
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.85       $0.98          48,404
          2011...............     $0.89       $0.85          25,937
          2010...............     $0.74       $0.89          20,191
          2009...............     $0.55       $0.74          20,389
          2008...............     $0.91       $0.55          13,011
          2007...............     $1.00(s)    $0.91              --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.50       $1.79          11,810
          2011...............     $1.66       $1.50          15,739
          2010...............     $1.48       $1.66           1,799
          2009...............     $1.08       $1.48           1,813
          2008...............     $1.94       $1.08              --
          2007...............     $1.00(s)    $1.94              --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04       1,839,536
          2011...............     $1.01       $1.00         601,222
          2010...............     $1.00       $1.01          87,599
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.12       2,554,547
          2011...............     $1.03       $1.04         840,795
          2010...............     $1.00       $1.03         261,738
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.03       $1.20          10,219
          2011...............     $1.03       $1.03          11,096
          2010...............     $0.93       $1.03           3,082
          2009...............     $0.74       $0.93           3,109
          2008...............     $1.36       $0.74           3,138
          2007...............     $1.00(s)    $1.36              --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.02       $1.19           7,832
          2011...............     $1.09       $1.02           8,471
          2010...............     $0.97       $1.09              --
          2009...............     $0.76       $0.97              --
          2008...............     $1.27       $0.76              --
          2007...............     $1.00(s)    $1.27              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.06       $1.26          9,931
          2011...............     $1.30       $1.06         11,278
          2010...............     $1.20       $1.30         12,584
          2009...............     $0.98       $1.20         12,414
          2008...............     $1.79       $0.98         11,567
          2007...............     $1.69       $1.79         11,395
          2006...............     $1.35       $1.69          6,523
          2005...............     $1.23       $1.35          6,904
          2004...............     $0.00       $1.23          7,254
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.13       $1.29         14,380
          2011...............     $1.21       $1.13          6,890
          2010...............     $1.03       $1.21             --
          2009...............     $0.80       $1.03             --
          2008...............     $1.33       $0.80             --
          2007...............     $1.00(s)    $1.33             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.11       $1.24         21,968
          2011...............     $1.38       $1.11         19,046
          2010...............     $1.16       $1.38          6,208
          2009...............     $0.72       $1.16             --
          2008...............     $1.17       $0.72             --
          2007...............     $1.00(s)    $1.17             --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.02        157,007
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01        359,249
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01         91,261

2.05% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.17       $1.23         860,994
          2011...............     $1.10       $1.17         947,714
          2010...............     $1.03       $1.10       1,031,007
          2009...............     $0.91       $1.03       1,566,984
          2008...............     $1.07       $0.91       1,585,976
          2007...............     $1.07       $1.07       1,982,212
          2006...............     $1.05       $1.07       1,849,405
          2005...............     $1.04       $1.05       1,408,549
          2004...............     $1.01       $1.04         769,904
          2003...............     $1.00(a)    $1.01          45,604
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.47       $1.69         203,098
          2011...............     $1.54       $1.47         213,969
          2010...............     $1.25       $1.54         228,021
          2009...............     $0.93       $1.25         302,767
          2008...............     $1.50       $0.93         317,515
          2007...............     $1.43       $1.50         351,451
          2006...............     $1.33       $1.43         379,134
          2005...............     $1.21       $1.33         367,971
          2004...............     $1.07       $1.21         172,585
          2003...............     $1.00(a)    $1.07          10,673

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.31         29,746
          2011...............     $1.16       $1.16         30,406
          2010...............     $1.04       $1.16         31,039
          2009...............     $0.84       $1.04         61,669
          2008...............     $1.37       $0.84         46,234
          2007...............     $1.33       $1.37         50,500
          2006...............     $1.18       $1.33         47,746
          2005...............     $1.15       $1.18         18,141
          2004...............     $0.00       $1.15        129,989
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.30       $1.47        324,281
          2011...............     $1.33       $1.30        337,037
          2010...............     $1.19       $1.33        145,480
          2009...............     $1.03       $1.19        153,835
          2008...............     $1.01       $1.03         97,640
          2007...............     $0.94       $1.01         77,198
          2006...............     $0.92       $0.94         50,920
          2005...............     $1.00(o)    $0.92          3,347
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.98       $0.96        311,010
          2011...............     $1.00       $0.98        380,426
          2010...............     $1.02       $1.00        276,468
          2009...............     $1.04       $1.02        301,561
          2008...............     $1.04       $1.04        218,584
          2007...............     $1.01       $1.04        211,517
          2006...............     $0.99       $1.01        210,308
          2005...............     $0.98       $0.99        238,902
          2004...............     $1.00       $0.98        107,512
          2003...............     $1.00(a)    $1.00          4,376
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.07       $1.09         94,689
          2011...............     $1.03       $1.07        106,080
          2010...............     $0.98       $1.03        114,485
          2009...............     $0.93       $0.98        155,933
          2008...............     $1.09       $0.93        171,412
          2007...............     $1.08       $1.09        182,501
          2006...............     $1.04       $1.08        225,751
          2005...............     $1.03       $1.04        175,992
          2004...............     $1.01       $1.03        109,194
          2003...............     $1.00(a)    $1.01          2,891

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.62       $1.87        152,061
          2011...............     $1.57       $1.62        175,542
          2010...............     $1.24       $1.57        196,752
          2009...............     $1.02       $1.24        286,497
          2008...............     $1.63       $1.02        272,073
          2007...............     $1.97       $1.63        281,682
          2006...............     $1.54       $1.97        316,069
          2005...............     $1.41       $1.54        448,716
          2004...............     $1.07       $1.41        544,533
          2003...............     $1.00(a)    $1.07          7,382
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.50             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.55       $0.57         45,169
          2009...............     $0.42       $0.55         45,555
          2008...............     $1.00       $0.42         45,943
          2007...............     $1.00(s)    $0.92             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.12       $1.25          14,498
          2011...............     $1.11       $1.12          15,435
          2010...............     $0.99       $1.11          16,524
          2009...............     $0.86       $0.99          16,388
          2008...............     $1.35       $0.86          15,630
          2007...............     $1.38       $1.35          27,183
          2006...............     $1.21       $1.38          30,336
          2005...............     $1.18       $1.21          24,789
          2004...............     $0.00       $1.18         129,886
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.05       $1.17         567,907
          2011...............     $1.07       $1.05         634,195
          2010...............     $0.94       $1.07         706,211
          2009...............     $0.71       $0.94         869,672
          2008...............     $1.25       $0.71         949,632
          2007...............     $1.05       $1.25       1,023,614
          2006...............     $1.11       $1.05       1,161,377
          2005...............     $1.11       $1.11       1,108,547
          2004...............     $1.03       $1.11         738,041
          2003...............     $1.00(a)    $1.03          35,118
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.24       $1.39         135,862
          2011...............     $1.25       $1.24         134,802
          2010...............     $1.13       $1.25         152,581
          2009...............     $0.96       $1.13         175,009
          2008...............     $1.34       $0.96         174,330
          2007...............     $1.45       $1.34         231,916
          2006...............     $1.25       $1.45         250,116
          2005...............     $1.22       $1.25         207,183
          2004...............     $0.00       $1.22          87,605
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.23       $1.29         174,884
          2011...............     $1.12       $1.23         143,614
          2010...............     $1.09       $1.12         132,457
          2009...............     $1.01       $1.09         172,660
          2008...............     $1.05       $1.01          40,547
          2007...............     $1.00(s)    $1.05              --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.94             592
          2011...............     $1.00       $0.81              --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99          21,376
          2011...............     $1.00       $0.82              --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04           1,604
          2011...............     $1.00       $0.90              --

         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00              --
          2011...............     $1.00       $0.86              --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05              --
          2011...............     $1.00       $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03           2,112
          2011...............     $1.00       $0.99              --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             416
          2011...............     $1.00       $0.76              --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90              --
          2011...............     $1.00       $0.78              --

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.39       $1.58          61,483
          2011...............     $1.45       $1.39          85,731
          2010...............     $1.27       $1.45         198,722
          2009...............     $0.96       $1.27         279,688
          2008...............     $1.70       $0.96         301,507
          2007...............     $1.48       $1.70         304,230
          2006...............     $1.36       $1.48         248,023
          2005...............     $1.19       $1.36         336,873
          2004...............     $1.05       $1.19         204,521
          2003...............     $1.00(a)    $1.05           3,658
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.29         695,636
          2011...............     $1.14       $1.13         814,875
          2010...............     $1.02       $1.14         927,888
          2009...............     $0.80       $1.02       1,058,370
          2008...............     $1.43       $0.80       1,105,658
          2007...............     $1.44       $1.43       1,122,083
          2006...............     $1.22       $1.44       1,167,526
          2005...............     $1.18       $1.22       1,174,106
          2004...............     $1.08       $1.18         702,107
          2003...............     $1.00(a)    $1.08          47,006
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.28          79,380
          2011...............     $1.13       $1.14          75,878
          2010...............     $1.01       $1.13          74,329
          2009...............     $0.72       $1.01          57,366
          2008...............     $0.98       $0.72          16,709
          2007...............     $1.00(s)    $0.98              --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.72       $1.93          99,455
          2011...............     $1.97       $1.72         110,294
          2010...............     $1.56       $1.97          90,621
          2009...............     $1.14       $1.56         124,616
          2008...............     $1.93       $1.14         124,559
          2007...............     $1.71       $1.93         132,394
          2006...............     $1.55       $1.71         218,887
          2005...............     $1.34       $1.55         115,720
          2004...............     $1.10       $1.34         145,727
          2003...............     $1.00(a)    $1.10           2,251
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.07       $1.18             104
          2011...............     $1.11       $1.07             110
          2010...............     $1.02       $1.11           7,915
          2009...............     $0.80       $1.02           8,726
          2008...............     $1.25       $0.80           9,308
          2007...............     $1.20       $1.25          15,811
          2006...............     $1.10       $1.20          35,919
          2005...............     $1.11       $1.10          35,317
          2004...............     $1.05       $1.11          30,713
          2003...............     $1.00(a)    $1.05          15,959
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.89       $1.04          11,609
          2011...............     $0.95       $0.89           3,602
          2010...............     $0.75       $0.95           1,780
          2009...............     $0.60       $0.75           4,078
          2008...............     $0.91       $0.60           3,981
          2007...............     $1.00(s)    $0.91              --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.27       $1.38          9,800
          2011...............     $1.36       $1.27          9,818
          2010...............     $1.09       $1.36         10,029
          2009...............     $0.77       $1.09         10,828
          2008...............     $1.37       $0.77          6,627
          2007...............     $1.26       $1.37         14,858
          2006...............     $1.18       $1.26          7,372
          2005...............     $1.15       $1.18          7,644
          2004...............     $1.06       $1.15          6,047
          2003...............     $1.00(a)    $1.06          7,359
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.22       $1.36          8,020
          2011...............     $1.25       $1.22          8,089
          2010...............     $1.15       $1.25         41,597
          2009...............     $0.93       $1.15         49,483
          2008...............     $1.51       $0.93         52,938
          2007...............     $1.49       $1.51         89,398
          2006...............     $1.29       $1.49        103,441
          2005...............     $1.19       $1.29        115,717
          2004...............     $0.00       $1.19         77,514
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.97       $2.19        155,214
          2011...............     $2.39       $1.97        161,622
          2010...............     $2.08       $2.39        102,523
          2009...............     $1.23       $2.08        136,779
          2008...............     $2.65       $1.23        152,138
          2007...............     $2.10       $2.65        152,467
          2006...............     $1.68       $2.10        192,042
          2005...............     $1.34       $1.68        106,702
          2004...............     $1.10       $1.34         46,516
          2003...............     $1.00(a)    $1.10          2,975
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.06         32,976
          2011...............     $1.01       $1.06         12,788
          2010...............     $1.00       $1.01          7,085
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.85          1,873
          2011...............     $0.82       $0.76          1,892
          2010...............     $0.72       $0.82          3,635
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58          2,863
          2007...............     $1.00(s)    $0.94          5,553
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.90       $0.98             --
          2011...............     $0.93       $0.90        120,435
          2010...............     $0.84       $0.93        242,920
          2009...............     $0.72       $0.84        244,992
          2008...............     $0.97       $0.72        234,217
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.04       $1.07        150,766
          2011...............     $1.03       $1.04         23,128
          2010...............     $0.98       $1.03         50,470
          2009...............     $0.93       $0.98         53,274
          2008...............     $1.01       $0.93         27,446
          2007...............     $1.00(s)    $1.01             --

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.90             --
          2011...............     $0.87       $0.82             --
          2010...............     $0.77       $0.87          6,782
          2009...............     $0.64       $0.77          6,840
          2008...............     $1.00       $0.64          6,899
          2007...............     $1.00(s)    $0.95         18,305
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB- ACCOUNT:
          2012...............     $0.96       $1.02         69,597
          2011...............     $0.97       $0.96        247,852
          2010...............     $0.90       $0.97        294,053
          2009...............     $0.82       $0.90        108,313
          2008...............     $1.00       $0.82         34,164
          2007...............     $1.00(s)    $0.99         16,496
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.12       $1.24         27,621
          2011...............     $1.22       $1.12             --
          2010...............     $1.04       $1.22             --
          2009...............     $0.64       $1.04             --
          2008...............     $1.29       $0.64             --
          2007...............     $1.13       $1.29          1,597
          2006...............     $1.12       $1.13             --
          2005...............     $0.00       $1.12          3,851
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.88       $1.00            696
          2011...............     $0.89       $0.88             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.18       $1.37         33,823
          2011...............     $1.23       $1.18         16,074
          2010...............     $1.09       $1.23         14,726
          2009...............     $0.86       $1.09        131,485
          2008...............     $1.37       $0.86        171,765
          2007...............     $1.43       $1.37        200,070
          2006...............     $1.26       $1.43        210,883
          2005...............     $1.24       $1.26        255,431
          2004...............     $0.00       $1.24        173,898
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.19       $1.32          1,867
          2011...............     $1.22       $1.19          1,883
          2010...............     $1.14       $1.22          1,899
          2009...............     $0.91       $1.14          1,915
          2008...............     $1.33       $0.91          1,931
          2007...............     $1.26       $1.33          1,948
          2006...............     $0.00       $1.26          1,965
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.97       $1.07             --
          2011...............     $1.01       $0.97             --
          2010...............     $0.96       $1.01             --
          2009...............     $0.73       $0.96         20,808
          2008...............     $1.21       $0.73         20,986
          2007...............     $1.21       $1.21         20,873
          2006...............     $1.12       $1.21             --
          2005...............     $1.09       $1.12         17,954
          2004...............     $0.00       $1.09          9,222


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.26       $1.41             --
          2011...............     $1.32       $1.26             --
          2010...............     $1.20       $1.32             --
          2009...............     $0.99       $1.20             --
          2008...............     $1.48       $0.99             --
          2007...............     $1.48       $1.48          9,948
          2006...............     $1.30       $1.48         23,991
          2005...............     $0.00       $1.30         23,818
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $0.99         34,876
          2011...............     $0.92       $0.89         23,545
          2010...............     $0.73       $0.92         21,281
          2009...............     $0.62       $0.73         48,920
          2008...............     $0.92       $0.62         28,780
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.04       $2.38        186,168
          2011...............     $2.25       $2.04        189,287
          2010...............     $2.11       $2.25        255,087
          2009...............     $1.72       $2.11        413,746
          2008...............     $2.37       $1.72        433,421
          2007...............     $1.68       $2.37        362,849
          2006...............     $1.42       $1.68        293,099
          2005...............     $1.17       $1.42        108,428
          2004...............     $0.00       $1.17         34,277
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.39       $1.53         34,452
          2011...............     $1.38       $1.39         34,451
          2010...............     $1.20       $1.38         57,228
          2009...............     $1.08       $1.20         57,705
          2008...............     $1.40       $1.08         56,622
          2007...............     $1.26       $1.40         46,035
          2006...............     $1.15       $1.26         50,653
          2005...............     $1.12       $1.15         46,014
          2004...............     $1.05       $1.12         32,851
          2003...............     $1.00(c)    $1.05         26,403
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.45       $1.68         10,590
          2011...............     $1.45       $1.45         10,995
          2010...............     $1.23       $1.45         11,155
          2009...............     $1.01       $1.23         11,526
          2008...............     $1.58       $1.01         11,572
          2007...............     $1.42       $1.58         14,971
          2006...............     $1.24       $1.42          8,195
          2005...............     $0.00       $1.24          6,283
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.22       $1.22        114,320
          2011...............     $1.58       $1.22        153,225
          2010...............     $1.38       $1.58        274,648
          2009...............     $0.81       $1.38        352,756
          2008...............     $2.15       $0.81        343,129
          2007...............     $1.53       $2.15        239,160
          2006...............     $1.24       $1.53        222,258
          2005...............     $1.00(o)    $1.24         39,536
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.26       $1.39        181,314
          2011...............     $1.26       $1.26        207,128
          2010...............     $1.14       $1.26        213,506
          2009...............     $0.91       $1.14        229,229
          2008...............     $1.46       $0.91        245,342
          2007...............     $1.19       $1.46        259,114
          2006...............     $1.15       $1.19        264,555
          2005...............     $1.06       $1.15        163,247
          2004...............     $0.00       $1.06         16,862

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.39       $1.55        399,967
          2011...............     $1.65       $1.39        407,375
          2010...............     $1.48       $1.65        464,408
          2009...............     $1.10       $1.48        557,670
          2008...............     $1.95       $1.10        584,012
          2007...............     $1.81       $1.95        617,668
          2006...............     $1.42       $1.81        670,404
          2005...............     $1.31       $1.42        705,807
          2004...............     $1.09       $1.31        341,781
          2003...............     $1.00(f)    $1.09         18,812
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.39       $1.61         38,388
          2011...............     $1.53       $1.39         21,602
          2010...............     $1.36       $1.53         17,693
          2009...............     $1.09       $1.36         17,377
          2008...............     $1.93       $1.09         19,956
          2007...............     $1.62       $1.93         16,267
          2006...............     $1.37       $1.62         18,500
          2005...............     $1.20       $1.37         38,727
          2004...............     $1.07       $1.20         26,034
          2003...............     $1.00(b)    $1.07          8,430
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.37       $1.50          7,307
          2011...............     $1.50       $1.37          7,390
          2010...............     $1.09       $1.50          5,819
          2009...............     $0.79       $1.09          4,128
          2008...............     $1.55       $0.79          1,734
          2007...............     $1.48       $1.55          1,160
          2006...............     $0.00       $1.48          1,125
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.58       $1.76          9,385
          2011...............     $1.62       $1.58          8,780
          2010...............     $1.26       $1.62          8,855
          2009...............     $0.88       $1.26          5,155
          2008...............     $1.40       $0.88             --
          2007...............     $1.00(s)    $1.40             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.67       $2.10         19,486
          2011...............     $1.81       $1.67         19,159
          2010...............     $1.64       $1.81         42,779
          2009...............     $1.16       $1.64         80,012
          2008...............     $1.80       $1.16         85,729
          2007...............     $1.48       $1.80         86,554
          2006...............     $1.40       $1.48          6,406
          2005...............     $1.22       $1.40          8,413
          2004...............     $0.00       $1.22          3,413
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.34         45,065
          2011...............     $1.49       $1.30         53,031
          2010...............     $1.18       $1.49         76,248
          2009...............     $0.89       $1.18         76,227
          2008...............     $1.50       $0.89         88,172
          2007...............     $1.35       $1.50         81,859
          2006...............     $1.31       $1.35         67,035
          2005...............     $1.19       $1.31        156,316
          2004...............     $0.00       $1.19         30,341


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.33       $1.55        126,233
          2011...............     $1.56       $1.33        150,729
          2010...............     $1.26       $1.56        156,041
          2009...............     $0.99       $1.26        206,060
          2008...............     $1.37       $0.99        223,922
          2007...............     $1.46       $1.37        246,504
          2006...............     $1.28       $1.46        282,872
          2005...............     $1.25       $1.28        299,668
          2004...............     $1.11       $1.25        146,156
          2003...............     $1.00(i)    $1.11          2,151
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.20       $1.40         53,540
          2011...............     $1.32       $1.20         54,909
          2010...............     $1.14       $1.32         67,793
          2009...............     $0.92       $1.14         75,913
          2008...............     $1.41       $0.92         78,254
          2007...............     $1.42       $1.41         87,417
          2006...............     $1.24       $1.42         61,021
          2005...............     $1.21       $1.24        107,034
          2004...............     $0.00       $1.21         31,341
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.44       $1.60         53,461
          2011...............     $1.45       $1.44         55,243
          2010...............     $1.37       $1.45         87,051
          2009...............     $1.12       $1.37        204,809
          2008...............     $1.36       $1.12        158,283
          2007...............     $1.26       $1.36        148,207
          2006...............     $1.16       $1.26        135,082
          2005...............     $1.10       $1.16         51,176
          2004...............     $0.00       $1.10         28,229
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.41       $1.71         24,247
          2011...............     $1.55       $1.41         29,009
          2010...............     $1.48       $1.55         73,005
          2009...............     $1.04       $1.48         82,274
          2008...............     $1.90       $1.04         84,332
          2007...............     $1.42       $1.90         60,830
          2006...............     $1.33       $1.42         36,506
          2005...............     $1.20       $1.33         76,330
          2004...............     $0.00       $1.20        168,018
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.90       $2.10        144,741
          2011...............     $2.86       $1.90        150,377
          2010...............     $2.34       $2.86        193,124
          2009...............     $1.33       $2.34        264,307
          2008...............     $2.84       $1.33        283,491
          2007...............     $2.27       $2.84        266,030
          2006...............     $1.58       $2.27        325,901
          2005...............     $1.22       $1.58        212,343
          2004...............     $0.00       $1.22         87,965
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.93       $1.01         24,236
          2011...............     $0.98       $0.93         10,087
          2010...............     $0.87       $0.98          7,526
          2009...............     $0.67       $0.87          9,753
          2008...............     $0.95       $0.67          9,672
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.16       $1.33         27,356
          2011...............     $1.18       $1.16         10,820
          2010...............     $1.08       $1.18          7,359
          2009...............     $0.79       $1.08         12,722
          2008...............     $1.28       $0.79         14,383
          2007...............     $0.00       $1.28          5,809

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.97       $1.10          2,689
          2011...............     $1.05       $0.97          7,236
          2010...............     $0.83       $1.05          7,300
          2009...............     $0.60       $0.83          7,365
          2008...............     $1.27       $0.60          7,431
          2007...............     $1.18       $1.27          7,402
          2006...............     $0.00       $1.18          7,468
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.34       $1.58         98,403
          2011...............     $1.52       $1.34        106,635
          2010...............     $1.14       $1.52        117,042
          2009...............     $0.72       $1.14        136,419
          2008...............     $1.21       $0.72        154,565
          2007...............     $1.21       $1.21        161,007
          2006...............     $1.09       $1.21        183,009
          2005...............     $1.06       $1.09        183,862
          2004...............     $1.02       $1.06        159,697
          2003...............     $1.00(a)    $1.02         15,693
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.34       $1.52        103,888
          2011...............     $1.37       $1.34         91,239
          2010...............     $1.26       $1.37         88,414
          2009...............     $1.05       $1.26         90,453
          2008...............     $1.59       $1.05         37,328
          2007...............     $1.51       $1.59          9,652
          2006...............     $0.00       $1.51          1,683
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.75         16,094
          2011...............     $0.80       $0.64          2,961
          2010...............     $0.68       $0.80          5,412
          2009...............     $0.41       $0.68          3,548
          2008...............     $1.00       $0.41          2,784
          2007...............     $1.00(s)    $0.97          5,400
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.91          1,732
          2011...............     $0.88       $0.84          1,954
          2010...............     $0.73       $0.88          7,486
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.04       $1.16             --
          2011...............     $1.08       $1.04             --
          2010...............     $1.01       $1.08             --
          2009...............     $0.71       $1.01             --
          2008...............     $1.34       $0.71             --
          2007...............     $0.00       $1.34             --
          2006...............     $1.14       $1.20             --
          2005...............     $1.11       $1.14         14,059
          2004...............     $0.00       $1.11         13,206
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.32       $0.36        375,735
          2011...............     $0.33       $0.32        406,348
          2010...............     $0.30       $0.33        450,599
          2009...............     $0.24       $0.30        550,830
          2008...............     $1.15       $0.24        322,692
          2007...............     $1.18       $1.15        272,480
          2006...............     $1.10       $1.18        330,568
          2005...............     $1.10       $1.10        333,082
          2004...............     $1.03       $1.10        185,643
          2003...............     $1.00(a)    $1.03          5,481


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.85       $0.98             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(s)    $0.91             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.50       $1.78          2,588
          2011...............     $1.65       $1.50          6,821
          2010...............     $1.47       $1.65         29,927
          2009...............     $1.08       $1.47        112,886
          2008...............     $1.94       $1.08        143,583
          2007...............     $1.75       $1.94        143,379
          2006...............     $1.38       $1.75        142,131
          2005...............     $1.23       $1.38        122,898
          2004...............     $0.00       $1.23          2,374
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04         30,367
          2011...............     $1.01       $1.00          9,570
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.12         85,851
          2011...............     $1.03       $1.04        107,239
          2010...............     $1.00       $1.03         90,420
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.02       $1.20          2,966
          2011...............     $1.02       $1.02          7,478
          2010...............     $0.93       $1.02          7,544
          2009...............     $0.73       $0.93          7,612
          2008...............     $1.36       $0.73          7,680
          2007...............     $1.45       $1.36          7,341
          2006...............     $1.28       $1.45         18,778
          2005...............     $0.00       $1.28         11,496
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.01       $1.18          2,745
          2011...............     $1.08       $1.01          3,049
          2010...............     $0.97       $1.08          3,259
          2009...............     $0.76       $0.97          3,372
          2008...............     $1.27       $0.76          5,845
          2007...............     $1.37       $1.27          6,387
          2006...............     $1.21       $1.37          6,695
          2005...............     $1.17       $1.21          6,286
          2004...............     $0.00       $1.17          6,490
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.05       $1.26         97,806
          2011...............     $1.29       $1.05        100,212
          2010...............     $1.20       $1.29         99,485
          2009...............     $0.98       $1.20        101,465
          2008...............     $1.79       $0.98        105,010
          2007...............     $1.68       $1.79         98,966
          2006...............     $1.35       $1.68        126,571
          2005...............     $1.22       $1.35        122,401
          2004...............     $1.08       $1.22        126,829
          2003...............     $1.00(a)    $1.08         16,110
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.12       $1.28         17,614
          2011...............     $1.21       $1.12         20,398
          2010...............     $1.03       $1.21         21,338
          2009...............     $0.80       $1.03         21,193
          2008...............     $1.33       $0.80         19,593
          2007...............     $1.28       $1.33         21,656
          2006...............     $1.20       $1.28         20,548
          2005...............     $1.12       $1.20         16,931
          2004...............     $0.00       $1.12         14,737

2.05% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.10       $1.23            --
          2011...............     $1.37       $1.10        17,532
          2010...............     $1.16       $1.37        17,682
          2009...............     $0.72       $1.16            --
          2008...............     $1.17       $0.72            --
          2007...............     $1.00(s)    $1.17            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01        98,586
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.10% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.22        132,419
          2011...............     $1.10       $1.16        127,958
          2010...............     $1.03       $1.10        134,923
          2009...............     $0.91       $1.03         98,833
          2008...............     $1.07       $0.91        105,106
          2007...............     $1.07       $1.07        113,642
          2006...............     $1.04       $1.07         57,300
          2005...............     $0.00       $1.04         44,143
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.47       $1.69         39,510
          2011...............     $1.53       $1.47         41,304
          2010...............     $1.24       $1.53         42,680
          2009...............     $0.93       $1.24         33,788
          2008...............     $1.50       $0.93         33,042
          2007...............     $1.43       $1.50         33,971
          2006...............     $1.33       $1.43         17,871
          2005...............     $0.00       $1.33         13,817
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.15       $1.30             --
          2011...............     $1.16       $1.15             --
          2010...............     $1.03       $1.16             --
          2009...............     $0.84       $1.03             --
          2008...............     $1.36       $0.84             --
          2007...............     $1.00(s)    $1.36             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.29       $1.47          9,420
          2011...............     $1.32       $1.29          9,677
          2010...............     $1.18       $1.32          9,863
          2009...............     $1.03       $1.18          2,857
          2008...............     $1.01       $1.03          2,544
          2007...............     $0.94       $1.01          3,977
          2006...............     $0.92       $0.94          4,151
          2005...............     $1.00(o)    $0.92          3,810
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.97       $0.95         23,521
          2011...............     $0.99       $0.97         21,862
          2010...............     $1.01       $0.99         21,977
          2009...............     $1.03       $1.01         16,618
          2008...............     $1.03       $1.03         17,214
          2007...............     $1.01       $1.03         19,078
          2006...............     $0.99       $1.01          9,715
          2005...............     $0.00       $0.99          6,711


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.07       $1.08         8,207
          2011...............     $1.02       $1.07         7,743
          2010...............     $0.98       $1.02         8,224
          2009...............     $0.92       $0.98         1,669
          2008...............     $1.08       $0.92         1,381
          2007...............     $1.07       $1.08         1,789
          2006...............     $1.04       $1.07         1,753
          2005...............     $0.00       $1.04         1,643
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.61       $1.86        16,269
          2011...............     $1.56       $1.61        17,594
          2010...............     $1.24       $1.56        18,095
          2009...............     $1.01       $1.24        15,013
          2008...............     $1.62       $1.01        12,695
          2007...............     $1.97       $1.62        13,331
          2006...............     $1.54       $1.97         6,703
          2005...............     $0.00       $1.54         6,022
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.45       $0.50            --
          2011...............     $0.57       $0.45            --
          2010...............     $0.55       $0.57            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(s)    $0.92            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.11       $1.25            --
          2011...............     $1.11       $1.11            --
          2010...............     $0.99       $1.11            --
          2009...............     $0.86       $0.99            --
          2008...............     $1.35       $0.86            --
          2007...............     $1.00(s)    $1.35            --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.05       $1.17        65,626
          2011...............     $1.06       $1.05        68,284
          2010...............     $0.94       $1.06        72,531
          2009...............     $0.71       $0.94        67,151
          2008...............     $1.24       $0.71        66,653
          2007...............     $1.05       $1.24        63,723
          2006...............     $1.11       $1.05        33,994
          2005...............     $0.00       $1.11        23,550
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.23       $1.38        55,354
          2011...............     $1.25       $1.23        58,924
          2010...............     $1.13       $1.25        59,683
          2009...............     $0.96       $1.13        43,316
          2008...............     $1.34       $0.96        42,304
          2007...............     $1.45       $1.34        42,946
          2006...............     $1.25       $1.45        22,385
          2005...............     $0.00       $1.25        18,270
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.22       $1.29        17,148
          2011...............     $1.12       $1.22        16,995
          2010...............     $1.09       $1.12        18,580
          2009...............     $1.01       $1.09            --
          2008...............     $1.05       $1.01            --
          2007...............     $1.00(s)    $1.05            --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04            --
          2011...............     $1.00       $0.90            --

2.10% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05            --
          2011...............     $1.00       $1.05            --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03            --
          2011...............     $1.00       $0.99            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90            --
          2011...............     $1.00       $0.78            --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.38       $1.57         2,124
          2011...............     $1.45       $1.38         2,157
          2010...............     $1.27       $1.45         2,155
          2009...............     $0.95       $1.27         2,199
          2008...............     $1.70       $0.95         2,392
          2007...............     $1.48       $1.70         1,949
          2006...............     $1.36       $1.48         2,183
          2005...............     $0.00       $1.36         2,161
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.12       $1.29        52,998
          2011...............     $1.14       $1.12        57,067
          2010...............     $1.01       $1.14        58,851
          2009...............     $0.80       $1.01        51,942
          2008...............     $1.42       $0.80        50,336
          2007...............     $1.43       $1.42        47,242
          2006...............     $1.22       $1.43        24,493
          2005...............     $0.00       $1.22        19,741
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.27         9,867
          2011...............     $1.12       $1.14        10,180
          2010...............     $1.01       $1.12        10,476
          2009...............     $0.72       $1.01            --
          2008...............     $0.98       $0.72            --
          2007...............     $1.00(s)    $0.98            --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.71       $1.92           832
          2011...............     $1.96       $1.71           834
          2010...............     $1.56       $1.96           763
          2009...............     $1.14       $1.56           857
          2008...............     $1.92       $1.14           964
          2007...............     $1.70       $1.92           825
          2006...............     $1.55       $1.70           907
          2005...............     $0.00       $1.55           909
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.07       $1.18            --
          2011...............     $1.11       $1.07            --
          2010...............     $1.01       $1.11            --
          2009...............     $0.80       $1.01            --
          2008...............     $1.24       $0.80            --
          2007...............     $1.00(s)    $1.24            --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.89       $1.03         5,168
          2011...............     $0.95       $0.89         5,372
          2010...............     $0.75       $0.95         5,470
          2009...............     $0.60       $0.75            --
          2008...............     $0.91       $0.60            --
          2007...............     $1.00(s)    $0.91            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.26       $1.37            --
          2011...............     $1.36       $1.26            --
          2010...............     $1.09       $1.36            --
          2009...............     $0.77       $1.09            --
          2008...............     $1.37       $0.77            --
          2007...............     $1.26       $1.37            --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.21       $1.35            --
          2011...............     $1.25       $1.21            --
          2010...............     $1.15       $1.25            --
          2009...............     $0.93       $1.15            --
          2008...............     $1.51       $0.93            --
          2007...............     $1.00(s)    $1.51            --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.97       $2.18        15,721
          2011...............     $2.39       $1.97        15,824
          2010...............     $2.07       $2.39        14,293
          2009...............     $1.23       $2.07        13,571
          2008...............     $2.65       $1.23        14,845
          2007...............     $2.10       $2.65        13,112
          2006...............     $1.67       $2.10         8,182
          2005...............     $0.00       $1.67         6,818
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.06            --
          2011...............     $1.01       $1.06            --
          2010...............     $1.00       $1.01            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.85            --
          2011...............     $0.82       $0.76            --
          2010...............     $0.72       $0.82            --
          2009...............     $0.58       $0.72            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(s)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.90       $0.97            --
          2011...............     $0.92       $0.90            --
          2010...............     $0.84       $0.92            --
          2009...............     $0.72       $0.84            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.04       $1.07            --
          2011...............     $1.03       $1.04            --
          2010...............     $0.98       $1.03            --
          2009...............     $0.93       $0.98            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(s)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.82       $0.90            --
          2011...............     $0.86       $0.82            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.64       $0.77            --
          2008...............     $1.00       $0.64            --
          2007...............     $1.00(s)    $0.95            --

2.10% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.96       $1.01            --
          2011...............     $0.97       $0.96            --
          2010...............     $0.90       $0.97            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.11       $1.24            --
          2011...............     $1.21       $1.11            --
          2010...............     $1.04       $1.21            --
          2009...............     $0.64       $1.04            --
          2008...............     $1.28       $0.64            --
          2007...............     $1.00(s)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.87       $1.00            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.18       $1.37         3,037
          2011...............     $1.23       $1.18         3,169
          2010...............     $1.08       $1.23         3,180
          2009...............     $0.86       $1.08         3,219
          2008...............     $1.37       $0.86         3,318
          2007...............     $1.43       $1.37         3,022
          2006...............     $1.26       $1.43         2,820
          2005...............     $0.00       $1.26         2,904
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.18       $1.32            --
          2011...............     $1.21       $1.18            --
          2010...............     $1.13       $1.21            --
          2009...............     $0.90       $1.13            --
          2008...............     $1.33       $0.90            --
          2007...............     $1.00(s)    $1.33            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.97       $1.06            --
          2011...............     $1.01       $0.97            --
          2010...............     $0.95       $1.01            --
          2009...............     $0.73       $0.95            --
          2008...............     $1.21       $0.73            --
          2007...............     $1.00(s)    $1.21            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.26       $1.41            --
          2011...............     $1.31       $1.26            --
          2010...............     $1.19       $1.31            --
          2009...............     $0.98       $1.19            --
          2008...............     $1.48       $0.98            --
          2007...............     $1.00(s)    $1.48            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $0.99         5,220
          2011...............     $0.92       $0.89         5,304
          2010...............     $0.73       $0.92         5,641
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.03       $2.37            --
          2011...............     $2.24       $2.03            --
          2010...............     $2.10       $2.24            --
          2009...............     $1.72       $2.10            --
          2008...............     $2.36       $1.72            --
          2007...............     $1.00(s)    $2.36            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.39       $1.52            --
          2011...............     $1.37       $1.39            --
          2010...............     $1.20       $1.37            --
          2009...............     $1.08       $1.20            --
          2008...............     $1.40       $1.08            --
          2007...............     $1.00(s)    $1.40            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.44       $1.68            --
          2011...............     $1.45       $1.44            --
          2010...............     $1.22       $1.45            --
          2009...............     $1.01       $1.22            --
          2008...............     $1.58       $1.01            --
          2007...............     $1.00(s)    $1.58            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.21       $1.21            --
          2011...............     $1.58       $1.21            --
          2010...............     $1.38       $1.58            --
          2009...............     $0.81       $1.38            --
          2008...............     $2.15       $0.81            --
          2007...............     $1.00(s)    $2.15            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.25       $1.38        75,219
          2011...............     $1.25       $1.25        77,140
          2010...............     $1.13       $1.25        81,900
          2009...............     $0.91       $1.13        61,833
          2008...............     $1.46       $0.91        60,416
          2007...............     $1.19       $1.46        61,052
          2006...............     $1.15       $1.19        34,247
          2005...............     $0.00       $1.15        24,961
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.39       $1.54        56,448
          2011...............     $1.65       $1.39        56,019
          2010...............     $1.47       $1.65        51,786
          2009...............     $1.10       $1.47        38,987
          2008...............     $1.94       $1.10        40,207
          2007...............     $1.81       $1.94        38,385
          2006...............     $1.42       $1.81        21,154
          2005...............     $0.00       $1.42        17,471
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.38       $1.60            --
          2011...............     $1.52       $1.38            --
          2010...............     $1.36       $1.52            --
          2009...............     $1.09       $1.36            --
          2008...............     $1.93       $1.09            --
          2007...............     $1.00(s)    $1.93            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.36       $1.49            --
          2011...............     $1.50       $1.36            --
          2010...............     $1.09       $1.50            --
          2009...............     $0.79       $1.09            --
          2008...............     $1.54       $0.79            --
          2007...............     $1.00(s)    $1.54            --

2.10% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.58       $1.75            --
          2011...............     $1.62       $1.58            --
          2010...............     $1.26       $1.62            --
          2009...............     $0.88       $1.26            --
          2008...............     $1.40       $0.88            --
          2007...............     $1.00(s)    $1.40            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.67       $2.09            --
          2011...............     $1.81       $1.67            --
          2010...............     $1.64       $1.81            --
          2009...............     $1.16       $1.64            --
          2008...............     $1.79       $1.16            --
          2007...............     $1.00(s)    $1.79            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.34         4,419
          2011...............     $1.48       $1.30         4,475
          2010...............     $1.18       $1.48         4,548
          2009...............     $0.89       $1.18         3,571
          2008...............     $1.50       $0.89         3,640
          2007...............     $1.35       $1.50         3,412
          2006...............     $1.31       $1.35         1,832
          2005...............     $0.00       $1.31         1,663
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.33       $1.54        20,519
          2011...............     $1.55       $1.33        21,638
          2010...............     $1.25       $1.55        20,952
          2009...............     $0.99       $1.25        20,005
          2008...............     $1.37       $0.99        20,376
          2007...............     $1.46       $1.37        21,171
          2006...............     $1.28       $1.46        11,030
          2005...............     $0.00       $1.28         8,785
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.20       $1.39            --
          2011...............     $1.32       $1.20            --
          2010...............     $1.13       $1.32            --
          2009...............     $0.91       $1.13            --
          2008...............     $1.41       $0.91            --
          2007...............     $1.00(s)    $1.41            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.44       $1.60            --
          2011...............     $1.45       $1.44            --
          2010...............     $1.37       $1.45            --
          2009...............     $1.11       $1.37            --
          2008...............     $1.35       $1.11            --
          2007...............     $1.00(s)    $1.35            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.41       $1.70         1,068
          2011...............     $1.54       $1.41         1,156
          2010...............     $1.48       $1.54         1,100
          2009...............     $1.03       $1.48         1,029
          2008...............     $1.90       $1.03         1,194
          2007...............     $1.42       $1.90           947
          2006...............     $1.33       $1.42         1,238
          2005...............     $0.00       $1.33         1,201
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.89       $2.09        23,871
          2011...............     $2.85       $1.89        21,414
          2010...............     $2.33       $2.85        16,920
          2009...............     $1.33       $2.33        12,926
          2008...............     $2.84       $1.33        15,002
          2007...............     $2.26       $2.84        13,243
          2006...............     $1.58       $2.26         8,991
          2005...............     $0.00       $1.58         8,925


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.93       $1.01         5,050
          2011...............     $0.98       $0.93         5,021
          2010...............     $0.87       $0.98         5,084
          2009...............     $0.67       $0.87            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(s)    $0.95            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.16       $1.32         8,325
          2011...............     $1.18       $1.16         8,557
          2010...............     $1.07       $1.18         9,089
          2009...............     $0.79       $1.07            --
          2008...............     $1.28       $0.79            --
          2007...............     $1.00(s)    $1.28            --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.96       $1.10            --
          2011...............     $1.05       $0.96            --
          2010...............     $0.83       $1.05            --
          2009...............     $0.60       $0.83            --
          2008...............     $1.26       $0.60            --
          2007...............     $1.00(s)    $1.26            --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.33       $1.57            --
          2011...............     $1.52       $1.33            --
          2010...............     $1.14       $1.52            --
          2009...............     $0.71       $1.14            --
          2008...............     $1.21       $0.71            --
          2007...............     $1.00(s)    $1.21            --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.33       $1.51        20,755
          2011...............     $1.37       $1.33        21,968
          2010...............     $1.25       $1.37        22,395
          2009...............     $1.05       $1.25            --
          2008...............     $1.59       $1.05            --
          2007...............     $1.00(s)    $1.59            --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.64       $0.75         7,046
          2011...............     $0.79       $0.64         7,047
          2010...............     $0.68       $0.79         6,112
          2009...............     $0.41       $0.68            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.91            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.04       $1.15            --
          2011...............     $1.07       $1.04            --
          2010...............     $1.00       $1.07            --
          2009...............     $0.71       $1.00            --
          2008...............     $1.34       $0.71            --
          2007...............     $1.00(s)    $1.34            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.32       $0.36        61,209
          2011...............     $0.33       $0.32        61,327
          2010...............     $0.30       $0.33        62,388
          2009...............     $0.24       $0.30        63,257
          2008...............     $1.15       $0.24        33,838
          2007...............     $1.18       $1.15        29,334
          2006...............     $1.10       $1.18        15,182
          2005...............     $0.00       $1.10        10,690

2.10% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.85       $0.98           --
          2011...............     $0.89       $0.85           --
          2010...............     $0.74       $0.89           --
          2009...............     $0.55       $0.74           --
          2008...............     $0.91       $0.55           --
          2007...............     $1.00(s)    $0.91           --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.49       $1.78          842
          2011...............     $1.65       $1.49          912
          2010...............     $1.47       $1.65          865
          2009...............     $1.08       $1.47          866
          2008...............     $1.93       $1.08          953
          2007...............     $1.75       $1.93          776
          2006...............     $1.38       $1.75          839
          2005...............     $0.00       $1.38          966
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.04           --
          2011...............     $1.01       $1.00           --
          2010...............     $1.00       $1.01           --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.12           --
          2011...............     $1.03       $1.04           --
          2010...............     $1.00       $1.03           --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.02       $1.19           --
          2011...............     $1.02       $1.02           --
          2010...............     $0.93       $1.02           --
          2009...............     $0.73       $0.93           --
          2008...............     $1.35       $0.73           --
          2007...............     $1.00(s)    $1.35           --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.01       $1.18           --
          2011...............     $1.08       $1.01           --
          2010...............     $0.96       $1.08           --
          2009...............     $0.76       $0.96           --
          2008...............     $1.26       $0.76           --
          2007...............     $1.00(s)    $1.26           --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.05       $1.25           --
          2011...............     $1.29       $1.05           --
          2010...............     $1.19       $1.29           --
          2009...............     $0.98       $1.19           --
          2008...............     $1.78       $0.98           --
          2007...............     $1.00(s)    $1.78           --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.12       $1.28           --
          2011...............     $1.20       $1.12           --
          2010...............     $1.03       $1.20           --
          2009...............     $0.79       $1.03           --
          2008...............     $1.35       $0.79           --
          2007...............     $1.00(s)    $1.35           --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.10       $1.23           --
          2011...............     $1.37       $1.10           --
          2010...............     $1.15       $1.37           --
          2009...............     $0.72       $1.15           --
          2008...............     $1.17       $0.72           --
          2007...............     $1.00(s)    $1.17           --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01           --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01           --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01           --


2.15% Variable Account Charge


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.22        185,041
          2011...............     $1.10       $1.16        281,464
          2010...............     $1.02       $1.10        304,486
          2009...............     $0.91       $1.02        312,509
          2008...............     $1.07       $0.91        277,862
          2007...............     $1.07       $1.07        325,500
          2006...............     $1.04       $1.07        226,520
          2005...............     $1.04       $1.04        184,444
          2004...............     $0.00       $1.04        180,120
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.46       $1.68         51,091
          2011...............     $1.53       $1.46         78,761
          2010...............     $1.24       $1.53         83,660
          2009...............     $0.93       $1.24         92,566
          2008...............     $1.50       $0.93        101,419
          2007...............     $1.42       $1.50        106,847
          2006...............     $1.32       $1.42         60,624
          2005...............     $1.21       $1.32         48,391
          2004...............     $0.00       $1.21         47,956
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.15       $1.30             --
          2011...............     $1.15       $1.15             --
          2010...............     $1.03       $1.15             --
          2009...............     $0.84       $1.03             --
          2008...............     $1.36       $0.84             --
          2007...............     $1.00(s)    $1.36             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.29       $1.46         66,307
          2011...............     $1.32       $1.29         75,309
          2010...............     $1.18       $1.32         77,512
          2009...............     $1.03       $1.18         57,266
          2008...............     $1.01       $1.03         35,512
          2007...............     $0.94       $1.01         56,613
          2006...............     $0.00       $0.94         13,759
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.97       $0.95         36,707
          2011...............     $0.99       $0.97         53,109
          2010...............     $1.01       $0.99         54,985
          2009...............     $1.03       $1.01         64,256
          2008...............     $1.03       $1.03         63,536
          2007...............     $1.01       $1.03         64,202
          2006...............     $0.99       $1.01         54,856
          2005...............     $0.98       $0.99         56,151
          2004...............     $0.00       $0.98         61,610
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.06       $1.08         49,779
          2011...............     $1.02       $1.06         64,695
          2010...............     $0.98       $1.02         64,975
          2009...............     $0.92       $0.98         93,634
          2008...............     $1.08       $0.92         83,791
          2007...............     $1.07       $1.08         58,702
          2006...............     $1.04       $1.07         63,089
          2005...............     $1.03       $1.04         63,689
          2004...............     $0.00       $1.03         28,654
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.60       $1.85         28,674
          2011...............     $1.55       $1.60         39,542
          2010...............     $1.23       $1.55         41,898
          2009...............     $1.01       $1.23         55,980
          2008...............     $1.62       $1.01         44,083
          2007...............     $1.96       $1.62         37,735
          2006...............     $1.54       $1.96         32,344
          2005...............     $1.41       $1.54         29,399
          2004...............     $0.00       $1.41         30,224

2.15% Variable Account Charge


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.50             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.11       $1.24             --
          2011...............     $1.10       $1.11             --
          2010...............     $0.99       $1.10             --
          2009...............     $0.86       $0.99             --
          2008...............     $1.34       $0.86             --
          2007...............     $1.00(s)    $1.34             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.05       $1.16        116,945
          2011...............     $1.06       $1.05        131,924
          2010...............     $0.93       $1.06        146,488
          2009...............     $0.71       $0.93        166,289
          2008...............     $1.24       $0.71        180,239
          2007...............     $1.05       $1.24        180,914
          2006...............     $1.11       $1.05        191,082
          2005...............     $1.11       $1.11        164,701
          2004...............     $0.00       $1.11        164,231
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.23       $1.38         54,183
          2011...............     $1.24       $1.23         67,341
          2010...............     $1.12       $1.24         68,417
          2009...............     $0.96       $1.12         64,963
          2008...............     $1.34       $0.96         87,190
          2007...............     $1.44       $1.34         83,593
          2006...............     $1.25       $1.44         50,678
          2005...............     $0.00       $1.25         18,895
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.22       $1.28         24,715
          2011...............     $1.12       $1.22         24,837
          2010...............     $1.09       $1.12         28,460
          2009...............     $1.01       $1.09         32,226
          2008...............     $1.00       $1.01             --
          2007...............     $1.00(s)    $1.05         12,897
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93          8,318
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04         21,772
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $1.00             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03          2,514
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.37       $1.56          8,049
          2011...............     $1.44       $1.37          8,128
          2010...............     $1.26       $1.44          8,207
          2009...............     $0.95       $1.26          8,287
          2008...............     $1.70       $0.95             --
          2007...............     $1.48       $1.70          4,821
          2006...............     $1.36       $1.48         59,196
          2005...............     $0.00       $1.36         59,899
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.12       $1.28        161,534
          2011...............     $1.14       $1.12        212,704
          2010...............     $1.01       $1.14        230,608
          2009...............     $0.79       $1.01        240,381
          2008...............     $1.42       $0.79        246,440
          2007...............     $1.43       $1.42        232,570
          2006...............     $1.22       $1.43        205,551
          2005...............     $1.18       $1.22        193,648
          2004...............     $0.00       $1.18        198,209
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.27         86,683
          2011...............     $1.12       $1.14         73,483
          2010...............     $1.01       $1.12         77,738
          2009...............     $0.72       $1.01         77,420
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.70       $1.91         33,804
          2011...............     $1.95       $1.70         34,129
          2010...............     $1.55       $1.95         34,455
          2009...............     $1.13       $1.55         39,921
          2008...............     $1.92       $1.13         32,964
          2007...............     $1.70       $1.92         34,838
          2006...............     $1.55       $1.70         15,334
          2005...............     $1.34       $1.55         15,619
          2004...............     $0.00       $1.34         14,081
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.06       $1.17          5,453
          2011...............     $1.10       $1.06          5,505
          2010...............     $1.01       $1.10          5,557
          2009...............     $0.80       $1.01          2,350
          2008...............     $1.24       $0.80             --
          2007...............     $1.00(s)    $1.24             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.89       $1.03         15,899
          2011...............     $0.95       $0.89         16,031
          2010...............     $0.75       $0.95         15,913
          2009...............     $0.60       $0.75         22,734
          2008...............     $0.91       $0.60         14,014
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.26       $1.37             --
          2011...............     $1.35       $1.26             --
          2010...............     $1.08       $1.35             --
          2009...............     $0.77       $1.08             --
          2008...............     $1.37       $0.77             --
          2007...............     $1.26       $1.37             --

2.15% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.21       $1.35          3,032
          2011...............     $1.25       $1.21          3,063
          2010...............     $1.14       $1.25          3,094
          2009...............     $0.93       $1.14         18,486
          2008...............     $1.51       $0.93         30,335
          2007...............     $1.49       $1.51         29,168
          2006...............     $1.28       $1.49         28,096
          2005...............     $0.00       $1.28         28,363
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.96       $2.17         15,305
          2011...............     $2.38       $1.96         19,459
          2010...............     $2.07       $2.38         18,529
          2009...............     $1.22       $2.07         25,438
          2008...............     $2.64       $1.22         17,817
          2007...............     $2.10       $2.64         20,332
          2006...............     $1.67       $2.10         20,753
          2005...............     $0.00       $1.67         13,755
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.06       $1.06          8,816
          2011...............     $1.01       $1.06          8,567
          2010...............     $1.00       $1.01          8,147
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.85             --
          2011...............     $0.82       $0.76             --
          2010...............     $0.72       $0.82             --
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.97             --
          2011...............     $0.92       $0.89             --
          2010...............     $0.84       $0.92             --
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.03       $1.06         72,724
          2011...............     $1.02       $1.03        109,755
          2010...............     $0.98       $1.02        120,239
          2009...............     $0.93       $0.98        121,386
          2008...............     $1.01       $0.93             --
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.81       $0.90         47,500
          2011...............     $0.86       $0.81         47,988
          2010...............     $0.77       $0.86         48,480
          2009...............     $0.63       $0.77          8,222
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.96       $1.01        185,476
          2011...............     $0.97       $0.96        269,028
          2010...............     $0.90       $0.97        283,836
          2009...............     $0.82       $0.90        285,542
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(s)    $0.99             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.11       $1.23        22,206
          2011...............     $1.21       $1.11            --
          2010...............     $1.03       $1.21            --
          2009...............     $0.64       $1.03            --
          2008...............     $1.28       $0.64            --
          2007...............     $1.00(s)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.87       $1.00         2,969
          2011...............     $0.88       $0.87         2,998
          2010...............     $0.74       $0.88         3,026
          2009...............     $0.54       $0.74         1,646
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.17       $1.36        12,139
          2011...............     $1.22       $1.17        12,419
          2010...............     $1.08       $1.22        12,150
          2009...............     $0.86       $1.08         3,218
          2008...............     $1.37       $0.86            --
          2007...............     $1.43       $1.37         3,143
          2006...............     $1.26       $1.43         3,159
          2005...............     $0.00       $1.26         2,938
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.18       $1.31         7,151
          2011...............     $1.21       $1.18         7,219
          2010...............     $1.13       $1.21         7,288
          2009...............     $0.90       $1.13         3,144
          2008...............     $1.32       $0.90            --
          2007...............     $1.00(s)    $1.32            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.96       $1.06            --
          2011...............     $1.00       $0.96            --
          2010...............     $0.95       $1.00            --
          2009...............     $0.73       $0.95            --
          2008...............     $1.21       $0.73            --
          2007...............     $1.00       $1.21            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.25       $1.40            --
          2011...............     $1.31       $1.25            --
          2010...............     $1.19       $1.31            --
          2009...............     $0.98       $1.19            --
          2008...............     $1.48       $0.98            --
          2007...............     $1.00(s)    $1.48            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $0.99         6,026
          2011...............     $0.92       $0.89         5,881
          2010...............     $0.73       $0.92         5,861
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.02       $2.36        34,016
          2011...............     $2.23       $2.02        40,071
          2010...............     $2.10       $2.23        37,599
          2009...............     $1.71       $2.10        56,312
          2008...............     $2.36       $1.71         9,398
          2007...............     $0.00       $2.36        10,944

2.15% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.38       $1.51             --
          2011...............     $1.37       $1.38             --
          2010...............     $1.19       $1.37             --
          2009...............     $1.08       $1.19             --
          2008...............     $1.39       $1.08             --
          2007...............     $1.00(s)    $1.39             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.44       $1.67          6,253
          2011...............     $1.44       $1.44          6,313
          2010...............     $1.22       $1.44          6,373
          2009...............     $1.01       $1.22          6,434
          2008...............     $1.58       $1.01             --
          2007...............     $1.00(s)    $1.58             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.21       $1.21         26,459
          2011...............     $1.57       $1.21         21,553
          2010...............     $1.37       $1.57         18,098
          2009...............     $0.81       $1.37         28,740
          2008...............     $2.14       $0.81             --
          2007...............     $1.00(s)    $2.14             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.25       $1.37         50,321
          2011...............     $1.25       $1.25         81,726
          2010...............     $1.13       $1.25         86,114
          2009...............     $0.91       $1.13         81,864
          2008...............     $1.46       $0.91         79,133
          2007...............     $1.18       $1.46         88,725
          2006...............     $1.15       $1.18         47,894
          2005...............     $0.00       $1.15          7,206
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.38       $1.53         83,093
          2011...............     $1.64       $1.38        102,531
          2010...............     $1.47       $1.64        102,629
          2009...............     $1.10       $1.47        103,487
          2008...............     $1.94       $1.10        109,049
          2007...............     $1.80       $1.94        106,151
          2006...............     $1.42       $1.80         90,901
          2005...............     $1.31       $1.42         81,727
          2004...............     $0.00       $1.31         78,775
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.38       $1.59          6,836
          2011...............     $1.52       $1.38          6,955
          2010...............     $1.35       $1.52          6,144
          2009...............     $1.92       $1.35             --
          2008...............     $1.62       $1.92
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.36       $1.49             --
          2011...............     $1.49       $1.36             --
          2010...............     $1.08       $1.49             --
          2009...............     $0.78       $1.08             --
          2008...............     $1.54       $0.78             --
          2007...............     $1.00(s)    $1.54             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.57       $1.75             --
          2011...............     $1.62       $1.57             --
          2010...............     $1.25       $1.62             --
          2009...............     $0.87       $1.25             --
          2008...............     $1.40       $0.87             --
          2007...............     $1.00(s)    $1.40             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.66       $2.08        10,561
          2011...............     $1.80       $1.66        12,582
          2010...............     $1.63       $1.80        11,790
          2009...............     $1.16       $1.63        12,534
          2008...............     $1.79       $1.16            --
          2007...............     $1.00(s)    $1.79            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.29       $1.33        40,033
          2011...............     $1.48       $1.29        37,983
          2010...............     $1.17       $1.48        35,545
          2009...............     $0.89       $1.17        34,121
          2008...............     $1.49       $0.89        10,636
          2007...............     $1.35       $1.49        10,195
          2006...............     $1.31       $1.35        14,758
          2005...............     $1.18       $1.31         9,678
          2004...............     $0.00       $1.18         8,486
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.32       $1.53        21,332
          2011...............     $1.55       $1.32        33,235
          2010...............     $1.25       $1.55        33,764
          2009...............     $0.99       $1.25        42,857
          2008...............     $1.37       $0.99        34,405
          2007...............     $1.46       $1.37        34,272
          2006...............     $1.27       $1.46        21,013
          2005...............     $1.25       $1.27        15,425
          2004...............     $0.00       $1.25        13,437
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.19       $1.39            --
          2011...............     $1.31       $1.19            --
          2010...............     $1.13       $1.31            --
          2009...............     $0.91       $1.13            --
          2008...............     $0.92       $0.91            --
          2007...............     $1.41       $0.92            --
          2006...............     $1.23       $1.41        28,876
          2005...............     $1.21       $1.23        29,151
          2004...............     $0.00       $1.21        29,428
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.43       $1.59            --
          2011...............     $1.44       $1.43            --
          2010...............     $1.36       $1.44            --
          2009...............     $1.11       $1.36            --
          2008...............     $1.35       $1.11            --
          2007...............     $1.00(s)    $1.35            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.40       $1.70            --
          2011...............     $1.54       $1.40            --
          2010...............     $1.47       $1.54            --
          2009...............     $1.03       $1.47         9,766
          2008...............     $1.89       $1.03            --
          2007...............     $1.00(s)    $1.89            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.88       $2.08        28,138
          2011...............     $2.84       $1.88        40,488
          2010...............     $2.32       $2.84        37,200
          2009...............     $1.32       $2.32        42,683
          2008...............     $2.83       $1.32        42,385
          2007...............     $2.26       $2.83        42,152
          2006...............     $1.58       $2.26        26,772
          2005...............     $1.22       $1.58        13,027
          2004...............     $0.00       $1.22         9,585

2.15% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.93       $1.01         5,766
          2011...............     $0.98       $0.93         5,591
          2010...............     $0.87       $0.98         5,269
          2009...............     $0.67       $0.87        18,861
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(s)    $0.95            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.15       $1.32         7,643
          2011...............     $1.17       $1.15        29,293
          2010...............     $1.07       $1.17        30,707
          2009...............     $0.79       $1.07        22,257
          2008...............     $1.27       $0.79        20,922
          2007...............     $0.00       $1.27        19,462
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.96       $1.09           806
          2011...............     $1.05       $0.96         1,495
          2010...............     $0.83       $1.05         2,215
          2009...............     $0.60       $0.83         3,015
          2008...............     $1.26       $0.60         3,971
          2007...............     $1.18       $1.26         4,416
          2006...............     $1.18       $1.18         4,459
          2005...............     $1.17       $1.18         4,501
          2004...............     $0.00       $1.17         4,544
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.32       $1.57        19,062
          2011...............     $1.51       $1.32        21,576
          2010...............     $1.14       $1.51        21,630
          2009...............     $0.71       $1.14        27,924
          2008...............     $1.20       $0.71        42,202
          2007...............     $1.20       $1.20        35,167
          2006...............     $1.09       $1.20        36,690
          2005...............     $1.06       $1.09        39,524
          2004...............     $0.00       $1.06        42,366
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.33       $1.50        15,034
          2011...............     $1.36       $1.33        49,240
          2010...............     $1.25       $1.36        48,705
          2009...............     $1.04       $1.25        39,245
          2008...............     $1.58       $1.04        30,003
          2007...............     $0.00       $1.58        26,740
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.74        16,854
          2011...............     $0.79       $0.63        16,734
          2010...............     $0.68       $0.79        15,080
          2009...............     $0.41       $0.68        11,188
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.84       $0.91            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.03       $1.15         21,636
          2011...............     $1.07       $1.03         21,843
          2010...............     $1.00       $1.07         22,051
          2009...............     $0.71       $1.00         20,373
          2008...............     $1.33       $0.71         37,951
          2007...............     $1.20       $1.33         51,723
          2006...............     $1.14       $1.20         19,695
          2005...............     $1.11       $1.14         19,882
          2004...............     $0.00       $1.11         20,071
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.32       $0.35        162,148
          2011...............     $0.33       $0.32        235,702
          2010...............     $0.30       $0.33        243,987
          2009...............     $0.24       $0.30        251,642
          2008...............     $1.14       $0.24        158,548
          2007...............     $1.17       $1.14        102,029
          2006...............     $1.10       $1.17         76,597
          2005...............     $1.10       $1.10         76,341
          2004...............     $0.00       $1.10         73,250
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.85       $0.97          3,007
          2011...............     $0.89       $0.85          3,036
          2010...............     $0.74       $0.89          3,065
          2009...............     $0.55       $0.74          1,660
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.48       $1.77         18,958
          2011...............     $1.64       $1.48         19,177
          2010...............     $1.46       $1.64         19,174
          2009...............     $1.08       $1.46         17,589
          2008...............     $1.93       $1.08         12,906
          2007...............     $1.75       $1.93         14,450
          2006...............     $1.38       $1.75         14,762
          2005...............     $1.23       $1.38         15,010
          2004...............     $0.00       $1.23         13,406
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03          9,101
          2011...............     $1.01       $1.00          9,021
          2010...............     $1.00       $1.01          8,260
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11         15,221
          2011...............     $1.03       $1.04         15,654
          2010...............     $1.00       $1.03         14,510
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.01       $1.18             --
          2011...............     $1.02       $1.01             --
          2010...............     $0.92       $1.02             --
          2009...............     $0.73       $0.92             --
          2008...............     $1.35       $0.73             --
          2007...............     $1.00(s)    $1.35             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.00       $1.17             --
          2011...............     $1.08       $1.00             --
          2010...............     $0.96       $1.08             --
          2009...............     $0.76       $0.96             --
          2008...............     $1.26       $0.76             --
          2007...............     $1.00(s)    $1.26             --

2.15% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.04       $1.24        22,643
          2011...............     $1.28       $1.04        26,374
          2010...............     $1.19       $1.28        24,670
          2009...............     $0.98       $1.19        25,123
          2008...............     $1.78       $0.98        29,044
          2007...............     $1.68       $1.78        25,185
          2006...............     $1.34       $1.68        28,689
          2005...............     $1.22       $1.34        34,398
          2004...............     $0.00       $1.22        38,942
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.11       $1.27            --
          2011...............     $1.20       $1.11            --
          2010...............     $1.02       $1.20            --
          2009...............     $0.79       $1.02            --
          2008...............     $1.32       $0.79            --
          2007...............     $1.00(s)    $1.32            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.09       $1.22            --
          2011...............     $1.36       $1.09            --
          2010...............     $1.15       $1.36            --
          2009...............     $0.72       $1.15            --
          2008...............     $1.16       $0.72            --
          2007...............     $1.00(s)    $1.16            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.20% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.16       $1.21        688,392
          2011...............     $1.09       $1.16        756,537
          2010...............     $1.02       $1.09        759,060
          2009...............     $0.90       $1.02        737,050
          2008...............     $1.07       $0.90        657,346
          2007...............     $1.07       $1.07        505,958
          2006...............     $1.04       $1.07        373,065
          2005...............     $1.04       $1.04        355,560
          2004...............     $1.01       $1.04        115,595
          2003...............     $1.00(a)    $1.01         22,940
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.46       $1.67        192,075
          2011...............     $1.52       $1.46        203,262
          2010...............     $1.24       $1.52        199,119
          2009...............     $0.93       $1.24        202,874
          2008...............     $1.49       $0.93        167,401
          2007...............     $1.42       $1.49        106,909
          2006...............     $1.32       $1.42         92,327
          2005...............     $1.21       $1.32         95,240
          2004...............     $1.07       $1.21         32,715
          2003...............     $1.00(a)    $1.07          8,579


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.14       $1.29        131,573
          2011...............     $1.15       $1.14        143,013
          2010...............     $1.03       $1.15        144,323
          2009...............     $0.83       $1.03        146,683
          2008...............     $1.36       $0.83        120,251
          2007...............     $1.32       $1.36        108,598
          2006...............     $1.17       $1.32         75,590
          2005...............     $0.00       $1.17          8,762
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.28       $1.46        186,642
          2011...............     $1.31       $1.28        191,526
          2010...............     $1.18       $1.31        187,699
          2009...............     $1.03       $1.18        171,596
          2008...............     $1.01       $1.03        108,131
          2007...............     $0.94       $1.01         58,648
          2006...............     $0.92       $0.94         13,477
          2005...............     $1.00(o)    $0.92         17,883
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.96       $0.94        360,336
          2011...............     $0.99       $0.96        360,535
          2010...............     $1.01       $0.99        120,013
          2009...............     $1.03       $1.01        149,535
          2008...............     $0.98       $1.03        170,394
          2007...............     $0.98       $1.03        294,351
          2006...............     $0.98       $1.01        105,430
          2005...............     $0.98       $0.98         99,714
          2004...............     $1.00       $0.98         50,944
          2003...............     $1.00(a)    $1.00         30,859
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.06       $1.07        439,886
          2011...............     $1.02       $1.06        417,547
          2010...............     $0.97       $1.02        435,888
          2009...............     $0.92       $0.97        418,423
          2008...............     $1.08       $0.92        313,391
          2007...............     $1.07       $1.08        384,591
          2006...............     $1.04       $1.07        212,657
          2005...............     $1.03       $1.04        648,225
          2004...............     $1.01       $1.03         87,102
          2003...............     $1.00(a)    $1.01         34,924
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.60       $1.84        162,413
          2011...............     $1.55       $1.60        169,591
          2010...............     $1.23       $1.55        177,584
          2009...............     $1.01       $1.23        190,946
          2008...............     $1.62       $1.01        141,945
          2007...............     $1.96       $1.62        114,970
          2006...............     $1.53       $1.96         75,939
          2005...............     $1.41       $1.53         72,999
          2004...............     $1.07       $1.41         28,603
          2003...............     $1.00(a)    $1.07          2,399
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.50             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56         72,248
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.10       $1.24             --
          2011...............     $1.10       $1.10             --
          2010...............     $0.99       $1.10             --
          2009...............     $0.86       $0.99             --
          2008...............     $1.34       $0.86             --
          2007...............     $1.00(s)    $1.34             --

2.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.04       $1.16        189,374
          2011...............     $1.06       $1.04        197,284
          2010...............     $0.93       $1.06        207,947
          2009...............     $0.71       $0.93        215,559
          2008...............     $1.24       $0.71        230,223
          2007...............     $1.05       $1.24        271,613
          2006...............     $1.11       $1.05        305,327
          2005...............     $1.11       $1.11        282,010
          2004...............     $1.03       $1.11        129,057
          2003...............     $1.00(a)    $1.03         30,745
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.22       $1.37        118,440
          2011...............     $1.24       $1.22         87,903
          2010...............     $1.12       $1.24         50,623
          2009...............     $0.96       $1.12         37,979
          2008...............     $1.34       $0.96         15,058
          2007...............     $1.44       $1.34         23,001
          2006...............     $1.24       $1.44         47,673
          2005...............     $0.00       $1.24         37,432
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.22       $1.28        145,659
          2011...............     $1.12       $1.22        109,583
          2010...............     $1.09       $1.12         74,309
          2009...............     $1.01       $1.09         48,057
          2008...............     $1.05       $1.01         14,885
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93             --
          2011...............     $0.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.04            636
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.37       $1.55        113,884
          2011...............     $1.44       $1.37        100,718
          2010...............     $1.26       $1.44        108,894
          2009...............     $0.95       $1.26        114,796
          2008...............     $1.69       $0.95         90,810
          2007...............     $1.48       $1.69        112,219
          2006...............     $1.35       $1.48         74,538
          2005...............     $1.19       $1.35         72,635
          2004...............     $0.00       $1.19         10,913


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.11       $1.28        377,552
          2011...............     $1.13       $1.11        408,691
          2010...............     $1.01       $1.13        431,986
          2009...............     $0.79       $1.01        453,230
          2008...............     $1.42       $0.79        409,741
          2007...............     $1.43       $1.42        349,390
          2006...............     $1.22       $1.43        299,225
          2005...............     $1.18       $1.22        310,671
          2004...............     $1.08       $1.18        151,168
          2003...............     $1.00(a)    $1.08         50,879
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.27        129,979
          2011...............     $1.12       $1.14        117,042
          2010...............     $1.01       $1.12         97,175
          2009...............     $0.72       $1.01         84,410
          2008...............     $0.98       $0.72         44,257
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.70       $1.90         71,908
          2011...............     $1.95       $1.70         73,749
          2010...............     $1.55       $1.95         75,089
          2009...............     $1.13       $1.55         78,008
          2008...............     $1.92       $1.13         65,540
          2007...............     $1.70       $1.92         79,472
          2006...............     $1.54       $1.70         50,649
          2005...............     $1.34       $1.54         49,314
          2004...............     $0.00       $1.34         14,107
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.06       $1.16             --
          2011...............     $1.10       $1.06             --
          2010...............     $1.01       $1.10             --
          2009...............     $0.79       $1.01             --
          2008...............     $1.24       $0.79             --
          2007...............     $1.00(s)    $1.24             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.89       $1.03        107,381
          2011...............     $0.94       $0.89         97,551
          2010...............     $0.75       $0.94         78,741
          2009...............     $0.60       $0.75         78,455
          2008...............     $0.91       $0.60         47,773
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.25       $1.36          4,277
          2011...............     $1.35       $1.25          4,481
          2010...............     $1.08       $1.35          4,395
          2009...............     $0.77       $1.08          4,896
          2008...............     $1.37       $0.77          9,410
          2007...............     $1.25       $1.37          9,580
          2006...............     $1.18       $1.25          8,312
          2005...............     $1.15       $1.18          8,037
          2004...............     $1.06       $1.15          4,033
          2003...............     $1.00(a)    $1.06          4,074
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.20       $1.34          9,767
          2011...............     $1.24       $1.20          2,514
          2010...............     $1.14       $1.24          2,498
          2009...............     $0.93       $1.14          2,455
          2008...............     $1.50       $0.93          2,548
          2007...............     $0.00       $1.50          2,389

2.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.95       $2.16         33,916
          2011...............     $2.37       $1.95         33,701
          2010...............     $2.06       $2.37         36,432
          2009...............     $1.22       $2.06         18,579
          2008...............     $2.64       $1.22         20,059
          2007...............     $2.09       $2.64         24,749
          2006...............     $1.67       $2.09         31,979
          2005...............     $1.34       $1.67         32,295
          2004...............     $1.10       $1.34          5,341
          2003...............     $1.00       $1.10            554
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.06        186,015
          2011...............     $1.01       $1.05        147,359
          2010...............     $1.00       $1.01         21,597
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.85         84,915
          2011...............     $0.82       $0.76         97,260
          2010...............     $0.72       $0.82        101,289
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.97         40,873
          2011...............     $0.92       $0.89         42,624
          2010...............     $0.84       $0.92         16,404
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.03       $1.06         55,217
          2011...............     $1.02       $1.03         53,408
          2010...............     $0.98       $1.02         78,202
          2009...............     $0.93       $0.98         79,022
          2008...............     $1.01       $0.93         55,033
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.81       $0.90        452,191
          2011...............     $0.86       $0.81        456,740
          2010...............     $0.77       $0.86             --
          2009...............     $0.63       $0.77             --
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.96       $1.01        319,385
          2011...............     $0.97       $0.96        322,607
          2010...............     $0.90       $0.97        325,845
          2009...............     $0.82       $0.90        329,119
          2008...............     $1.00       $0.82        361,147
          2007...............     $1.00(s)    $0.99         29,053
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.10       $1.22             --
          2011...............     $1.21       $1.10             --
          2010...............     $1.03       $1.21             --
          2009...............     $0.64       $1.03          5,318
          2008...............     $1.28       $0.64             --
          2007...............     $1.00(s)    $1.28             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.87       $1.00             --
          2011...............     $0.88       $0.87             --
          2010...............     $0.74       $0.88             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.17       $1.36         65,464
          2011...............     $1.22       $1.17         43,750
          2010...............     $1.08       $1.22         19,967
          2009...............     $0.86       $1.08         16,626
          2008...............     $1.36       $0.86         25,407
          2007...............     $1.43       $1.36         34,682
          2006...............     $1.26       $1.43         37,240
          2005...............     $1.23       $1.26         37,521
          2004...............     $1.07       $1.23         31,824
          2003...............     $1.00(a)    $1.07          8,613
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
          2012...............     $1.17       $1.31         11,866
          2011...............     $1.20       $1.17             --
          2010...............     $1.13       $1.20             --
          2009...............     $0.90       $1.13             --
          2008...............     $1.32       $0.90             --
          2007...............     $1.00(s)    $1.32             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.96       $1.05         17,443
          2011...............     $1.00       $0.96         17,923
          2010...............     $0.95       $1.00         15,685
          2009...............     $0.73       $0.95         14,689
          2008...............     $1.21       $0.73         15,505
          2007...............     $1.21       $1.21         14,582
          2006...............     $1.12       $1.21         14,414
          2005...............     $0.00       $1.12         14,540
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.25       $1.39             --
          2011...............     $1.30       $1.25             --
          2010...............     $1.19       $1.30             --
          2009...............     $0.98       $1.19             --
          2008...............     $1.47       $0.98             --
          2007...............     $1.00(s)    $1.47             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $0.99        139,553
          2011...............     $0.92       $0.89        120,684
          2010...............     $0.73       $0.92         96,164
          2009...............     $0.62       $0.73        101,886
          2008...............     $0.92       $0.62         74,023
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.02       $2.35         76,688
          2011...............     $2.22       $2.02         85,759
          2010...............     $2.09       $2.22        119,550
          2009...............     $1.71       $2.09         92,101
          2008...............     $2.35       $1.71         58,844
          2007...............     $1.67       $2.35         74,510
          2006...............     $1.42       $1.67         28,564
          2005...............     $1.17       $1.42         14,844
          2004...............     $0.00       $1.17         34,277
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.38       $1.51         79,506
          2011...............     $1.36       $1.38         60,295
          2010...............     $1.19       $1.36         63,967
          2009...............     $1.07       $1.19         65,581
          2008...............     $1.39       $1.07         18,559
          2007...............     $0.00       $1.39         21,747

2.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.43       $1.66         13,966
          2011...............     $1.44       $1.43         15,184
          2010...............     $1.22       $1.44         15,509
          2009...............     $1.00       $1.22          4,815
          2008...............     $1.57       $1.00             --
          2007...............     $1.00(s)    $1.57             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.21       $1.20        111,279
          2011...............     $1.57       $1.21         99,768
          2010...............     $1.37       $1.57         90,050
          2009...............     $0.81       $1.37         85,637
          2008...............     $2.14       $0.81         78,003
          2007...............     $1.52       $2.14         52,690
          2006...............     $1.24       $1.52         23,188
          2005...............     $1.00(o)    $1.24         20,261
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.24       $1.37        282,399
          2011...............     $1.24       $1.24        275,701
          2010...............     $1.13       $1.24        258,656
          2009...............     $0.91       $1.13        246,734
          2008...............     $1.46       $0.91        181,028
          2007...............     $1.18       $1.46         98,129
          2006...............     $1.15       $1.18         54,794
          2005...............     $1.06       $1.15         65,020
          2004...............     $0.00       $1.06          9,169
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.38       $1.53        349,450
          2011...............     $1.63       $1.38        320,883
          2010...............     $1.46       $1.63        301,851
          2009...............     $1.09       $1.46        295,052
          2008...............     $1.94       $1.09        251,419
          2007...............     $1.80       $1.94        198,766
          2006...............     $1.42       $1.80        181,778
          2005...............     $1.31       $1.42        192,957
          2004...............     $1.09       $1.31         71,315
          2003...............     $1.00(f)    $1.09         25,355
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.37       $1.58         67,152
          2011...............     $1.51       $1.37         50,620
          2010...............     $1.35       $1.51         16,785
          2009...............     $1.09       $1.35          4,761
          2008...............     $1.92       $1.09          4,809
          2007...............     $1.62       $1.92          4,857
          2006...............     $1.37       $1.62          4,906
          2005...............     $0.00       $1.37          4,956
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.48          1,904
          2011...............     $1.49       $1.35          6,787
          2010...............     $1.08       $1.49          6,856
          2009...............     $0.78       $1.08          1,962
          2008...............     $1.54       $0.78             --
          2007...............     $1.00(s)    $1.54             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.57       $1.74         13,150
          2011...............     $1.61       $1.57             --
          2010...............     $1.25       $1.61          8,464
          2009...............     $0.87       $1.25             --
          2008...............     $1.40       $0.87             --
          2007...............     $0.00       $1.40             --
          2006...............     $1.20       $0.00             --
          2005...............     $1.00(o)    $1.20          5,593


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.65       $2.07         19,820
          2011...............     $1.79       $1.65         19,537
          2010...............     $1.63       $1.79         21,905
          2009...............     $1.16       $1.63         19,111
          2008...............     $1.79       $1.16         15,764
          2007...............     $1.47       $1.79         16,727
          2006...............     $1.39       $1.47         10,997
          2005...............     $0.00       $1.39          7,125
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.29       $1.33         62,297
          2011...............     $1.47       $1.29         60,684
          2010...............     $1.17       $1.47         59,982
          2009...............     $0.89       $1.17         64,108
          2008...............     $1.49       $0.89         59,606
          2007...............     $1.34       $1.49         56,093
          2006...............     $1.31       $1.34         31,687
          2005...............     $1.18       $1.31         35,385
          2004...............     $0.00       $1.18          4,924
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.31       $1.53         85,135
          2011...............     $1.54       $1.31         94,650
          2010...............     $1.25       $1.54        103,068
          2009...............     $0.99       $1.25        119,622
          2008...............     $1.36       $0.99        118,531
          2007...............     $1.46       $1.36        125,968
          2006...............     $1.27       $1.46        108,404
          2005...............     $1.25       $1.27        109,574
          2004...............     $1.11       $1.25         30,746
          2003...............     $1.00(i)    $1.11          3,728
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.19       $1.38         58,006
          2011...............     $1.31       $1.19         61,254
          2010...............     $1.13       $1.31         60,934
          2009...............     $0.91       $1.13         82,744
          2008...............     $1.40       $0.91         74,495
          2007...............     $1.41       $1.40         82,974
          2006...............     $0.00       $1.41         64,461
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.43       $1.58             --
          2011...............     $1.44       $1.43             --
          2010...............     $1.36       $1.44         18,088
          2009...............     $1.11       $1.36             --
          2008...............     $1.35       $1.11             --
          2007...............     $1.00       $1.35             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.39       $1.69         67,759
          2011...............     $1.53       $1.39         58,921
          2010...............     $1.47       $1.53         58,388
          2009...............     $1.03       $1.47         64,980
          2008...............     $1.89       $1.03         61,502
          2007...............     $1.41       $1.89         48,908
          2006...............     $1.32       $1.41         43,407
          2005...............     $0.00       $1.32         41,790
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.87       $2.07        171,301
          2011...............     $2.83       $1.87        158,357
          2010...............     $2.31       $2.83        167,119
          2009...............     $1.32       $2.31        138,885
          2008...............     $2.83       $1.32        133,721
          2007...............     $2.26       $2.83         79,477
          2006...............     $1.57       $2.26         62,324
          2005...............     $1.22       $1.57         67,165
          2004...............     $0.00       $1.22         17,629

2.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.93       $1.01         94,094
          2011...............     $0.98       $0.93         75,426
          2010...............     $0.87       $0.98         63,448
          2009...............     $0.67       $0.87         55,518
          2008...............     $0.95       $0.67         38,836
          2007...............     $1.00(s)    $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.15       $1.31        177,879
          2011...............     $1.17       $1.15        170,623
          2010...............     $1.07       $1.17        149,449
          2009...............     $0.78       $1.07        149,799
          2008...............     $1.27       $0.78        118,295
          2007...............     $1.17       $1.27         32,151
          2006...............     $0.00       $1.17          7,380
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.96       $1.09          7,377
          2011...............     $1.04       $0.96          7,402
          2010...............     $0.82       $1.04          7,574
          2009...............     $0.60       $0.82             --
          2008...............     $1.26       $0.60             --
          2007...............     $1.00(s)    $1.26             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.32       $1.56         19,786
          2011...............     $1.51       $1.32         27,594
          2010...............     $1.13       $1.51         32,654
          2009...............     $0.71       $1.13         27,808
          2008...............     $1.20       $0.71         30,899
          2007...............     $1.20       $1.20         30,961
          2006...............     $1.09       $1.20         36,719
          2005...............     $1.06       $1.09         30,159
          2004...............     $1.02       $1.06         20,019
          2003...............     $1.00(a)    $1.02          9,192
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.32       $1.50        333,087
          2011...............     $1.36       $1.32        345,319
          2010...............     $1.25       $1.36        325,431
          2009...............     $1.04       $1.25        304,006
          2008...............     $1.58       $1.04        221,732
          2007...............     $1.50       $1.58         45,491
          2006...............     $1.27       $1.50         12,708
          2005...............     $0.00       $1.27         22,257
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.74         91,251
          2011...............     $0.79       $0.63         78,399
          2010...............     $0.68       $0.79        115,581
          2009...............     $0.41       $0.68         35,764
          2008...............     $1.00       $0.41         15,120
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.83       $0.90             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.03       $1.14             --
          2011...............     $1.06       $1.03             --
          2010...............     $1.00       $1.06             --
          2009...............     $0.71       $1.00             --
          2008...............     $1.33       $0.71          8,169
          2007...............     $1.19       $1.33         10,329
          2006...............     $1.13       $1.19         14,410
          2005...............     $1.11       $1.13         16,851
          2004...............     $1.06       $1.11          8,503
          2003...............     $1.00(a)    $1.06          8,588
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.35        488,249
          2011...............     $0.33       $0.31        502,282
          2010...............     $0.29       $0.33        505,645
          2009...............     $0.24       $0.29        550,644
          2008...............     $1.14       $0.24        404,527
          2007...............     $1.17       $1.14        211,587
          2006...............     $1.10       $1.17        121,246
          2005...............     $1.10       $1.10        118,252
          2004...............     $1.03       $1.10         54,179
          2003...............     $1.00(a)    $1.03         15,817
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.97             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.48       $1.76          3,583
          2011...............     $1.64       $1.48          1,170
          2010...............     $1.46       $1.64         21,399
          2009...............     $1.07       $1.46          1,127
          2008...............     $1.93       $1.07          6,559
          2007...............     $1.74       $1.93         11,192
          2006...............     $1.38       $1.74         11,611
          2005...............     $1.23       $1.38         14,955
          2004...............     $1.07       $1.23         10,406
          2003...............     $1.00(a)    $1.07          5,699
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03        186,714
          2011...............     $1.01       $1.00        151,706
          2010...............     $1.00       $1.01          8,794
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11        355,492
          2011...............     $1.03       $1.04        241,415
          2010...............     $1.00       $1.03         71,063
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.01       $1.18         27,500
          2011...............     $1.01       $1.01         29,098
          2010...............     $0.92       $1.01         31,281
          2009...............     $0.73       $0.92         35,950
          2008...............     $1.35       $0.73         35,888
          2007...............     $1.45       $1.35         31,545
          2006...............     $1.28       $1.45          8,428
          2005...............     $0.00       $1.28          5,110
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.00       $1.16             --
          2011...............     $1.07       $1.00             --
          2010...............     $0.96       $1.07             --
          2009...............     $0.75       $0.96             --
          2008...............     $1.26       $0.75             --
          2007...............     $1.00(s)    $1.26             --

2.20% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.04       $1.24            --
          2011...............     $1.28       $1.04            --
          2010...............     $1.19       $1.28            --
          2009...............     $0.97       $1.19            --
          2008...............     $1.78       $0.97            --
          2007...............     $1.68       $1.78         2,288
          2006...............     $1.34       $1.68         6,940
          2005...............     $1.22       $1.34         9,284
          2004...............     $1.08       $1.22        12,173
          2003...............     $1.00(a)    $1.08         2,197
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.11       $1.27            --
          2011...............     $1.19       $1.11            --
          2010...............     $1.02       $1.19            --
          2009...............     $0.79       $1.02            --
          2008...............     $1.32       $0.79            --
          2007...............     $1.00(s)    $1.32            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.09       $1.22            --
          2011...............     $1.36       $1.09            --
          2010...............     $1.15       $1.36        22,076
          2009...............     $0.72       $1.15            --
          2008...............     $1.16       $0.72            --
          2007...............     $1.00(s)    $1.16            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.25% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.15       $1.21        130,471
          2011...............     $1.09       $1.15        113,942
          2010...............     $1.02       $1.09        213,107
          2009...............     $0.90       $1.02        168,711
          2008...............     $1.07       $0.90        188,405
          2007...............     $1.07       $1.07        225,144
          2006...............     $1.04       $1.07        201,699
          2005...............     $1.04       $1.04        162,951
          2004...............     $0.00       $1.04        126,735
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.45       $1.66         68,241
          2011...............     $1.52       $1.45         69,204
          2010...............     $1.23       $1.52         74,996
          2009...............     $0.92       $1.23         46,823
          2008...............     $1.49       $0.92         46,135
          2007...............     $1.42       $1.49         52,253
          2006...............     $1.32       $1.42         48,750
          2005...............     $1.21       $1.32         52,143
          2004...............     $0.00       $1.21         35,258
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.14       $1.29         25,972
          2011...............     $1.15       $1.14         27,705
          2010...............     $1.02       $1.15             --
          2009...............     $0.83       $1.02             --
          2008...............     $1.36       $0.83             --
          2007...............     $1.00(s)    $1.36             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.28       $1.45         78,969
          2011...............     $1.31       $1.28         99,823
          2010...............     $1.18       $1.31         70,642
          2009...............     $1.02       $1.18         21,897
          2008...............     $1.00       $1.02         99,343
          2007...............     $0.00       $1.00          6,734
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.96       $0.94         17,867
          2011...............     $0.98       $0.96         14,825
          2010...............     $1.00       $0.98         45,577
          2009...............     $1.02       $1.00        129,975
          2008...............     $1.03       $1.02         45,863
          2007...............     $1.00       $1.03         61,196
          2006...............     $0.98       $1.00         22,187
          2005...............     $0.98       $0.98         54,028
          2004...............     $0.00       $0.98         37,947
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.06       $1.07         29,789
          2011...............     $1.01       $1.06         27,409
          2010...............     $0.97       $1.01         28,945
          2009...............     $0.92       $0.97         25,941
          2008...............     $1.08       $0.92         12,866
          2007...............     $0.00       $1.08          4,807
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.59       $1.83         29,859
          2011...............     $1.54       $1.59         24,885
          2010...............     $1.22       $1.54         56,149
          2009...............     $1.00       $1.22         25,848
          2008...............     $1.61       $1.00         16,831
          2007...............     $1.96       $1.61         20,334
          2006...............     $1.53       $1.96         20,457
          2005...............     $1.41       $1.53         23,040
          2004...............     $0.00       $1.41         19,195
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55         35,635
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.10       $1.23             --
          2011...............     $1.09       $1.10             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.34       $0.85             --
          2007...............     $1.00(s)    $1.34             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.04       $1.15             --
          2011...............     $1.05       $1.04             --
          2010...............     $0.93       $1.05        102,550
          2009...............     $0.71       $0.93        110,771
          2008...............     $1.24       $0.71        107,739
          2007...............     $1.05       $1.24        159,919
          2006...............     $1.11       $1.05        163,848
          2005...............     $1.11       $1.11        156,475
          2004...............     $0.00       $1.11        115,260

2.25% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.22       $1.36         79,653
          2011...............     $1.23       $1.22         57,557
          2010...............     $1.12       $1.23         55,002
          2009...............     $0.95       $1.12             --
          2008...............     $1.33       $0.95             --
          2007...............     $1.44       $1.33         23,762
          2006...............     $1.24       $1.44         22,947
          2005...............     $0.00       $1.24         23,443
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.22       $1.28        151,279
          2011...............     $1.11       $1.22        174,383
          2010...............     $1.08       $1.11        112,286
          2009...............     $1.01       $1.08             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03          3,564
          2011...............     $1.00       $0.90          4,638
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02         16,186
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.36       $1.55         14,318
          2011...............     $1.43       $1.36          9,278
          2010...............     $1.25       $1.43          6,174
          2009...............     $0.95       $1.25          6,116
          2008...............     $1.69       $0.95             --
          2007...............     $1.00(s)    $1.69             --
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.11       $1.27         20,551
          2011...............     $1.13       $1.11         22,835
          2010...............     $1.00       $1.13        139,129
          2009...............     $0.79       $1.00        153,927
          2008...............     $1.41       $0.79        133,704
          2007...............     $1.43       $1.41        145,677
          2006...............     $1.22       $1.43        160,518
          2005...............     $1.18       $1.22        170,981
          2004...............     $0.00       $1.18        142,379
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.14       $1.26         47,096
          2011...............     $1.12       $1.14         33,267
          2010...............     $1.01       $1.12         50,061
          2009...............     $0.72       $1.01          7,298
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.69       $1.89         5,507
          2011...............     $1.94       $1.69         5,146
          2010...............     $1.54       $1.94         4,305
          2009...............     $1.13       $1.54         4,725
          2008...............     $1.91       $1.13            --
          2007...............     $1.00(s)    $1.91            --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.06       $1.16            --
          2011...............     $1.10       $1.06            --
          2010...............     $1.00       $1.10            --
          2009...............     $0.79       $1.00            --
          2008...............     $1.24       $0.79            --
          2007...............     $1.00(s)    $1.24            --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.89       $1.03        33,596
          2011...............     $0.94       $0.89        23,018
          2010...............     $0.75       $0.94        23,266
          2009...............     $0.59       $0.75            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(s)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.25       $1.35            --
          2011...............     $1.34       $1.25            --
          2010...............     $1.08       $1.34            --
          2009...............     $0.77       $1.08         5,725
          2008...............     $1.36       $0.77            --
          2007...............     $1.00(s)    $1.36            --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.20       $1.34         8,555
          2011...............     $1.24       $1.20         8,517
          2010...............     $1.14       $1.24         7,242
          2009...............     $0.92       $1.14         7,100
          2008...............     $1.50       $0.92            --
          2007...............     $1.00(s)    $1.50            --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.94       $2.15        11,646
          2011...............     $2.36       $1.94        10,063
          2010...............     $2.05       $2.36            --
          2009...............     $1.22       $2.05         2,955
          2008...............     $2.63       $1.22            --
          2007...............     $2.09       $2.63         6,556
          2006...............     $1.67       $2.09         8,302
          2005...............     $1.34       $1.67         8,619
          2004...............     $0.00       $1.34         5,341
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.06        83,298
          2011...............     $1.01       $1.05        58,858
          2010...............     $1.00       $1.01        55,612
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.76       $0.84            --
          2011...............     $0.81       $0.76            --
          2010...............     $0.72       $0.81            --
          2009...............     $0.58       $0.72            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(s)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.96        93,749
          2011...............     $0.92       $0.89        74,366
          2010...............     $0.84       $0.92        75,150
          2009...............     $0.72       $0.84            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --

2.25% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.03       $1.06        11,094
          2011...............     $1.02       $1.03        96,086
          2010...............     $0.97       $1.02        89,319
          2009...............     $0.93       $0.97        40,062
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(s)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.81       $0.89            --
          2011...............     $0.86       $0.81            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.63       $0.77            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(s)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.95       $1.01        93,698
          2011...............     $0.97       $0.95        76,539
          2010...............     $0.90       $0.97        68,954
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.10       $1.22            --
          2011...............     $1.20       $1.10            --
          2010...............     $1.03       $1.20            --
          2009...............     $0.63       $1.03         6,305
          2008...............     $1.28       $0.63            --
          2007...............     $1.00(s)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.87       $0.99            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.16       $1.35        48,630
          2011...............     $1.21       $1.16        31,863
          2010...............     $1.07       $1.21        32,202
          2009...............     $0.75       $1.07            --
          2008...............     $1.36       $0.75            --
          2007...............     $1.43       $1.36        34,682
          2006...............     $1.26       $1.43        37,240
          2005...............     $1.23       $1.26        37,521
          2004...............     $1.07       $1.23        31,824
          2003...............     $1.00       $1.07         8,613
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.17       $1.30            --
          2011...............     $1.20       $1.17            --
          2010...............     $1.12       $1.20            --
          2009...............     $0.90       $1.12            --
          2008...............     $1.32       $0.90            --
          2007...............     $1.00(s)    $1.32            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.96       $1.05         2,951
          2011...............     $1.00       $0.96         3,779
          2010...............     $0.94       $1.00            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(s)    $1.20            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.24       $1.39         4,273
          2011...............     $1.30       $1.24         5,671
          2010...............     $1.18       $1.30            --
          2009...............     $0.98       $1.18            --
          2008...............     $1.47       $0.98            --
          2007...............     $1.00(s)    $1.47            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.89       $0.98        47,723
          2011...............     $0.91       $0.89        36,878
          2010...............     $0.73       $0.91        37,311
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.01       $2.34        77,050
          2011...............     $2.21       $2.01        75,480
          2010...............     $2.08       $2.21         4,492
          2009...............     $1.70       $2.08        19,371
          2008...............     $2.35       $1.70            --
          2007...............     $1.00(s)    $2.35            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.37       $1.50        28,864
          2011...............     $1.36       $1.37        32,318
          2010...............     $1.19       $1.36            --
          2009...............     $1.07       $1.19            --
          2008...............     $1.39       $1.07            --
          2007...............     $1.00(s)    $1.39            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.43       $1.65        76,211
          2011...............     $1.43       $1.43        80,453
          2010...............     $1.21       $1.43            --
          2009...............     $1.00       $1.21            --
          2008...............     $1.57       $1.00            --
          2007...............     $1.00(s)    $1.57            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.20       $1.20        17,239
          2011...............     $1.56       $1.20        12,847
          2010...............     $1.37       $1.56         7,190
          2009...............     $0.81       $1.37        12,051
          2008...............     $2.14       $0.81            --
          2007...............     $1.00(s)    $2.14            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.24       $1.36        98,652
          2011...............     $1.24       $1.24        79,870
          2010...............     $1.12       $1.24        80,424
          2009...............     $0.90       $1.12        17,513
          2008...............     $1.45       $0.90        17,139
          2007...............     $1.18       $1.45        41,172
          2006...............     $1.15       $1.18        39,610
          2005...............     $0.00       $1.15        36,349
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.37       $1.52        77,817
          2011...............     $1.63       $1.37        58,106
          2010...............     $1.46       $1.63        95,742
          2009...............     $1.09       $1.46        59,480
          2008...............     $1.93       $1.09        51,883
          2007...............     $1.80       $1.93        68,591
          2006...............     $1.42       $1.80        75,501
          2005...............     $1.30       $1.42        85,684
          2004...............     $0.00       $1.30        65,854

2.25% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.37       $1.58        60,188
          2011...............     $1.51       $1.37        42,018
          2010...............     $1.34       $1.51        42,440
          2009...............     $1.08       $1.34            --
          2008...............     $1.91       $1.08            --
          2007...............     $1.00(s)    $1.91            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.35       $1.47        20,345
          2011...............     $1.48       $1.35        15,364
          2010...............     $1.08       $1.48            --
          2009...............     $0.78       $1.08            --
          2008...............     $1.53       $0.78            --
          2007...............     $1.00(s)    $1.53            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.56       $1.73        53,093
          2011...............     $1.61       $1.56        37,091
          2010...............     $1.25       $1.61        19,244
          2009...............     $0.87       $1.25         8,071
          2008...............     $1.40       $0.87            --
          2007...............     $1.00(s)    $1.40            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.65       $2.06        15,845
          2011...............     $1.79       $1.65        16,013
          2010...............     $1.62       $1.79            --
          2009...............     $1.15       $1.62         8,123
          2008...............     $1.78       $1.15            --
          2007...............     $1.00(s)    $1.78            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.28       $1.32        42,604
          2011...............     $1.47       $1.28        43,695
          2010...............     $1.17       $1.47            --
          2009...............     $0.88       $1.17            --
          2008...............     $1.49       $0.88            --
          2007...............     $1.00(s)    $1.49            --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.31       $1.52        41,220
          2011...............     $1.54       $1.31        44,994
          2010...............     $1.24       $1.54        33,642
          2009...............     $0.98       $1.24        46,412
          2008...............     $1.36       $0.98        42,298
          2007...............     $1.45       $1.36        47,542
          2006...............     $1.27       $1.45        46,660
          2005...............     $1.25       $1.27        50,865
          2004...............     $0.00       $1.25        38,991
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.18       $1.37         5,468
          2011...............     $1.30       $1.18            --
          2010...............     $1.12       $1.30            --
          2009...............     $0.91       $1.12        11,551
          2008...............     $1.40       $0.91            --
          2007...............     $1.00(s)    $1.40            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.42       $1.57            --
          2011...............     $1.43       $1.42            --
          2010...............     $1.36       $1.43            --
          2009...............     $1.10       $1.36            --
          2008...............     $1.35       $1.10            --
          2007...............     $1.00(s)    $1.35            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.39       $1.68          7,581
          2011...............     $1.53       $1.39          2,446
          2010...............     $1.47       $1.53             --
          2009...............     $1.03       $1.47             --
          2008...............     $1.88       $1.03             --
          2007...............     $1.00(s)    $1.88             --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.87       $2.06         20,796
          2011...............     $2.82       $1.87         13,230
          2010...............     $2.31       $2.82         19,217
          2009...............     $1.32       $2.31         27,702
          2008...............     $2.82       $1.32         22,156
          2007...............     $2.25       $2.82         21,615
          2006...............     $1.57       $2.25         23,209
          2005...............     $1.22       $1.57         33,807
          2004...............     $0.00       $1.22         29,593
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.93       $1.00         49,488
          2011...............     $0.98       $0.93         30,667
          2010...............     $0.87       $0.98         30,994
          2009...............     $0.67       $0.87             --
          2008...............     $0.95       $0.67             --
          2007...............     $1.00       $0.95             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.14       $1.30         90,972
          2011...............     $1.17       $1.14         72,341
          2010...............     $1.06       $1.17         72,920
          2009...............     $0.78       $1.06         19,917
          2008...............     $1.27       $0.78         20,362
          2007...............     $0.00       $1.27          6,588
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.95       $1.08             --
          2011...............     $1.04       $0.95             --
          2010...............     $0.82       $1.04             --
          2009...............     $0.59       $0.82             --
          2008...............     $1.26       $0.59             --
          2007...............     $1.00(s)    $1.26             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.31       $1.55             --
          2011...............     $1.50       $1.31             --
          2010...............     $1.13       $1.50         16,278
          2009...............     $0.71       $1.13         14,097
          2008...............     $1.20       $0.71             --
          2007...............     $1.00(s)    $1.20             --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.31       $1.49        106,489
          2011...............     $1.35       $1.31         88,098
          2010...............     $1.24       $1.35         86,766
          2009...............     $1.04       $1.24         29,045
          2008...............     $1.58       $1.04         28,289
          2007...............     $0.00       $1.58          9,253
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.74         52,840
          2011...............     $0.79       $0.63         40,745
          2010...............     $0.68       $0.79         25,853
          2009...............     $0.41       $0.68         15,103
          2008...............     $1.00       $0.41             --
          2007...............     $1.00(s)    $0.97             --

2.25% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.83       $0.90             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.02       $1.14             --
          2011...............     $1.06       $1.02             --
          2010...............     $0.99       $1.06             --
          2009...............     $0.71       $0.99             --
          2008...............     $1.33       $0.71             --
          2007...............     $1.00(s)    $1.33             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.35        104,554
          2011...............     $0.33       $0.31         62,872
          2010...............     $0.29       $0.33        189,673
          2009...............     $0.24       $0.29        194,508
          2008...............     $1.14       $0.24         68,603
          2007...............     $1.17       $1.14         75,008
          2006...............     $1.10       $1.17         71,070
          2005...............     $1.10       $1.10         69,633
          2004...............     $0.00       $1.10         46,855
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.97          3,762
          2011...............     $0.88       $0.84          4,946
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.47       $1.75             --
          2011...............     $1.63       $1.47             --
          2010...............     $1.45       $1.63             --
          2009...............     $1.07       $1.45             --
          2008...............     $1.92       $1.07             --
          2007...............     $1.00(s)    $1.92             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03        192,314
          2011...............     $1.01       $1.00        175,040
          2010...............     $1.00       $1.01         56,587
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11        296,190
          2011...............     $1.03       $1.04        226,216
          2010...............     $1.00       $1.03        131,273
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.01       $1.17             --
          2011...............     $1.01       $1.01             --
          2010...............     $0.92       $1.01             --
          2009...............     $0.73       $0.92             --
          2008...............     $1.34       $0.73             --
          2007...............     $1.00(s)    $1.34             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $1.00       $1.16             --
          2011...............     $1.07       $1.00             --
          2010...............     $0.95       $1.07             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.25       $0.75             --
          2007...............     $1.00(s)    $1.25             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.03       $1.23             --
          2011...............     $1.27       $1.03             --
          2010...............     $1.18       $1.27             --
          2009...............     $0.79       $1.18             --
          2008...............     $1.78       $0.79             --
          2007...............     $1.68       $1.78         25,185
          2006...............     $1.34       $1.68         28,689
          2005...............     $1.22       $1.34         34,398
          2004...............     $0.00       $1.22         38,942
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.10       $1.26             --
          2011...............     $1.19       $1.10             --
          2010...............     $1.02       $1.19             --
          2009...............     $0.79       $1.02             --
          2008...............     $1.31       $0.79             --
          2007...............     $1.00(s)    $1.31        180,120
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.09       $1.21             --
          2011...............     $1.35       $1.09             --
          2010...............     $1.14       $1.35             --
          2009...............     $0.71       $1.14             --
          2008...............     $1.16       $0.71             --
          2007...............     $1.00(s)    $1.16             --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01         27,013
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01         27,390
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01          6,957

2.30% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.15       $1.20         74,439
          2011...............     $1.09       $1.15         69,495
          2010...............     $1.01       $1.09         95,891
          2009...............     $0.90       $1.01         97,161
          2008...............     $1.06       $0.90        110,662
          2007...............     $1.06       $1.06        130,801
          2006...............     $1.04       $1.06        131,935
          2005...............     $1.04       $1.04        116,908
          2004...............     $0.00       $1.04         68,594
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.44       $1.66         16,341
          2011...............     $1.51       $1.44         15,645
          2010...............     $1.23       $1.51         24,687
          2009...............     $0.92       $1.23         27,059
          2008...............     $1.49       $0.92         27,579
          2007...............     $1.42       $1.49         28,538
          2006...............     $1.32       $1.42         32,623
          2005...............     $1.21       $1.32         28,431
          2004...............     $0.00       $1.21         19,315
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.13       $1.28             --
          2011...............     $1.14       $1.13             --
          2010...............     $1.02       $1.14             --
          2009...............     $0.83       $1.02             --
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(s)    $1.35             --

2.30% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.27       $1.45         15,186
          2011...............     $1.31       $1.27          8,529
          2010...............     $1.17       $1.31          2,543
          2009...............     $1.02       $1.17          2,571
          2008...............     $1.00       $1.02          2,599
          2007...............     $0.94       $1.00          2,628
          2006...............     $0.00       $0.94          3,699
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.96       $0.93         28,352
          2011...............     $0.98       $0.96        212,677
          2010...............     $1.00       $0.98         28,925
          2009...............     $1.02       $1.00         27,636
          2008...............     $1.02       $1.02         34,372
          2007...............     $1.00       $1.02         43,574
          2006...............     $0.98       $1.00         42,315
          2005...............     $0.98       $0.98         42,622
          2004...............     $0.00       $0.98         22,728
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.05       $1.06          6,723
          2011...............     $1.01       $1.05          5,594
          2010...............     $0.97       $1.01          8,225
          2009...............     $0.91       $0.97          3,015
          2008...............     $1.08       $0.91          3,516
          2007...............     $1.07       $1.08          4,296
          2006...............     $1.04       $1.07          6,339
          2005...............     $1.03       $1.04          6,172
          2004...............     $0.00       $1.03         17,236
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.58       $1.82         24,911
          2011...............     $1.54       $1.58         25,047
          2010...............     $1.22       $1.54         30,552
          2009...............     $1.00       $1.22         35,896
          2008...............     $1.61       $1.00         32,996
          2007...............     $1.96       $1.61         33,317
          2006...............     $1.53       $1.96         33,534
          2005...............     $1.41       $1.53         36,390
          2004...............     $1.07       $1.41         49,204
          2003...............     $1.00(a)    $1.07         19,782
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.10       $1.23             --
          2011...............     $1.09       $1.10             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.33       $0.85             --
          2007...............     $1.37       $1.33             --
          2006...............     $1.20       $1.37             --
          2005...............     $1.18       $1.20         40,275
          2004...............     $1.07       $1.18         64,016
          2003...............     $1.00(a)    $1.07         23,656


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.03       $1.15         53,589
          2011...............     $1.05       $1.03         59,854
          2010...............     $0.93       $1.05         85,244
          2009...............     $0.70       $0.93         88,865
          2008...............     $1.23       $0.70         89,443
          2007...............     $1.05       $1.23         93,505
          2006...............     $1.11       $1.05        107,658
          2005...............     $1.11       $1.11         87,106
          2004...............     $0.00       $1.11         61,288
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.21       $1.36          8,642
          2011...............     $1.23       $1.21             --
          2010...............     $1.11       $1.23         12,349
          2009...............     $0.95       $1.11         12,114
          2008...............     $1.33       $0.95         11,622
          2007...............     $1.44       $1.33         12,638
          2006...............     $1.24       $1.44         21,283
          2005...............     $1.21       $1.24         54,904
          2004...............     $0.00       $1.21         43,282
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.21       $1.27         25,289
          2011...............     $1.11       $1.21          6,948
          2010...............     $1.08       $1.11          6,323
          2009...............     $1.01       $1.08             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(s)    $1.05             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.36       $1.54         41,755
          2011...............     $1.43       $1.36         70,433
          2010...............     $1.25       $1.43         74,300
          2009...............     $0.94       $1.25         76,883
          2008...............     $1.69       $0.94         78,109
          2007...............     $1.47       $1.69         78,333
          2006...............     $1.35       $1.47         80,221
          2005...............     $1.18       $1.35         70,539
          2004...............     $0.00       $1.18         63,867

2.30% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.11       $1.26         69,529
          2011...............     $1.12       $1.11         80,978
          2010...............     $1.00       $1.12        101,624
          2009...............     $0.79       $1.00        103,552
          2008...............     $1.41       $0.79        103,588
          2007...............     $1.43       $1.41         96,926
          2006...............     $1.22       $1.43        106,606
          2005...............     $1.18       $1.22        146,700
          2004...............     $1.08       $1.18        142,466
          2003...............     $1.00(a)    $1.08         23,526
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.26          9,115
          2011...............     $1.12       $1.13             --
          2010...............     $1.01       $1.12             --
          2009...............     $0.72       $1.01             --
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.68       $1.88         26,474
          2011...............     $1.93       $1.68         49,173
          2010...............     $1.54       $1.93         51,475
          2009...............     $1.13       $1.54         54,410
          2008...............     $1.91       $1.13         55,105
          2007...............     $1.69       $1.91         55,108
          2006...............     $1.54       $1.69         57,423
          2005...............     $1.34       $1.54         63,241
          2004...............     $0.00       $1.34         59,733
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.05       $1.15             --
          2011...............     $1.09       $1.05             --
          2010...............     $1.00       $1.09             --
          2009...............     $0.79       $1.00             --
          2008...............     $1.23       $0.79             --
          2007...............     $1.00(s)    $1.23             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.02             --
          2011...............     $0.94       $0.88             --
          2010...............     $0.75       $0.94             --
          2009...............     $0.59       $0.75             --
          2008...............     $0.91       $0.59             --
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.24       $1.35             --
          2011...............     $1.34       $1.24             --
          2010...............     $1.07       $1.34             --
          2009...............     $0.76       $1.07             --
          2008...............     $1.36       $0.76             --
          2007...............     $1.25       $1.36             --
          2006...............     $1.18       $1.25             --
          2005...............     $1.15       $1.18          9,884
          2004...............     $0.00       $1.15          9,436
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.19       $1.33             48
          2011...............     $1.23       $1.19             50
          2010...............     $1.13       $1.23          2,562
          2009...............     $0.92       $1.13          2,491
          2008...............     $1.50       $0.92          2,423
          2007...............     $1.48       $1.50          2,448
          2006...............     $1.28       $1.48          2,309
          2005...............     $1.18       $1.28          2,360
          2004...............     $0.00       $1.18             68


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.93       $2.14         5,433
          2011...............     $2.35       $1.93         5,413
          2010...............     $2.05       $2.35         6,399
          2009...............     $1.21       $2.05         8,318
          2008...............     $2.62       $1.21         9,966
          2007...............     $2.09       $2.62         7,820
          2006...............     $1.67       $2.09         8,953
          2005...............     $1.34       $1.67        10,622
          2004...............     $1.10       $1.34         9,961
          2003...............     $1.00(a)    $1.10         6,594
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.06        16,859
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.84            --
          2011...............     $0.81       $0.75            --
          2010...............     $0.72       $0.81            --
          2009...............     $0.58       $0.72            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(s)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.96            --
          2011...............     $0.92       $0.89            --
          2010...............     $0.83       $0.92            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.03       $1.06        17,111
          2011...............     $1.02       $1.03        17,328
          2010...............     $0.97       $1.02        17,547
          2009...............     $0.93       $0.97        17,769
          2008...............     $1.01       $0.93        17,996
          2007...............     $1.00(s)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.81       $0.89            --
          2011...............     $0.86       $0.81            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.63       $0.77            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(s)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.95       $1.00            --
          2011...............     $0.96       $0.95            --
          2010...............     $0.90       $0.96            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.09       $1.21         1,401
          2011...............     $1.20       $1.09            --
          2010...............     $1.02       $1.20            --
          2009...............     $0.63       $1.02            --
          2008...............     $1.27       $0.63            --
          2007...............     $1.00(s)    $1.27            --

2.30% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.87       $0.99            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.16       $1.34         7,401
          2011...............     $1.21       $1.16            --
          2010...............     $1.07       $1.21            --
          2009...............     $0.85       $1.07            --
          2008...............     $1.36       $0.85            --
          2007...............     $1.42       $1.36            --
          2006...............     $1.25       $1.42         1,944
          2005...............     $1.23       $1.25        24,255
          2004...............     $0.00       $1.23        24,437
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.16       $1.29            --
          2011...............     $1.20       $1.16            --
          2010...............     $1.12       $1.20            --
          2009...............     $0.90       $1.12            --
          2008...............     $1.31       $0.90            --
          2007...............     $1.00(s)    $1.31            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.95       $1.04            --
          2011...............     $0.99       $0.95            --
          2010...............     $0.94       $0.99            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(s)    $1.20            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.24       $1.38            --
          2011...............     $1.29       $1.24            --
          2010...............     $1.18       $1.29            --
          2009...............     $0.97       $1.18            --
          2008...............     $1.47       $0.97            --
          2007...............     $1.00(s)    $1.47            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.88       $0.98            --
          2011...............     $0.91       $0.88            --
          2010...............     $0.73       $0.91            --
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $2.00       $2.33        10,894
          2011...............     $2.21       $2.00        25,194
          2010...............     $2.08       $2.21        24,970
          2009...............     $1.70       $2.08        26,847
          2008...............     $2.34       $1.70        27,531
          2007...............     $1.66       $2.34        34,023
          2006...............     $1.42       $1.66        26,556
          2005...............     $0.00       $1.42         7,040
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.37       $1.49            --
          2011...............     $1.35       $1.37            --
          2010...............     $1.18       $1.35         2,605
          2009...............     $1.07       $1.18         2,581
          2008...............     $1.38       $1.07         2,557
          2007...............     $1.25       $1.38         2,949
          2006...............     $1.15       $1.25         2,875
          2005...............     $1.12       $1.15         7,315
          2004...............     $0.00       $1.12         4,538


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.42       $1.65            --
          2011...............     $1.43       $1.42            --
          2010...............     $1.21       $1.43         3,199
          2009...............     $1.00       $1.21         9,463
          2008...............     $1.57       $1.00         8,841
          2007...............     $0.00       $1.57         8,638
          2006...............     $1.23       $1.32            --
          2005...............     $0.00       $1.23         8,290
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.20       $1.19         5,000
          2011...............     $1.56       $1.20         4,701
          2010...............     $1.36       $1.56         3,891
          2009...............     $0.80       $1.36         8,428
          2008...............     $2.13       $0.80         8,042
          2007...............     $1.52       $2.13         7,123
          2006...............     $1.24       $1.52         2,562
          2005...............     $1.00(o)    $1.24         9,025
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.23       $1.36         6,273
          2011...............     $1.23       $1.23         3,202
          2010...............     $1.12       $1.23        18,825
          2009...............     $0.90       $1.12        18,987
          2008...............     $1.45       $0.90        19,036
          2007...............     $1.18       $1.45        18,978
          2006...............     $1.15       $1.18        30,278
          2005...............     $0.00       $1.15        17,360
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.37       $1.51        32,228
          2011...............     $1.62       $1.37        24,577
          2010...............     $1.46       $1.62        39,221
          2009...............     $1.09       $1.46        43,875
          2008...............     $1.93       $1.09        47,766
          2007...............     $1.79       $1.93        44,270
          2006...............     $1.42       $1.79        46,162
          2005...............     $1.30       $1.42        50,459
          2004...............     $1.09       $1.30        44,627
          2003...............     $1.00(f)    $1.09        13,866
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.36       $1.57         4,596
          2011...............     $1.50       $1.36         4,210
          2010...............     $1.34       $1.50         3,510
          2009...............     $1.08       $1.34            --
          2008...............     $1.91       $1.08            --
          2007...............     $1.00(s)    $1.91            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.34       $1.47           699
          2011...............     $1.48       $1.34           707
          2010...............     $1.07       $1.48           715
          2009...............     $0.78       $1.07           723
          2008...............     $1.53       $0.78           731
          2007...............     $1.47       $1.53           739
          2006...............     $1.34       $1.47           741
          2005...............     $1.14       $1.34           749
          2004...............     $0.00       $1.14           902
         IVY FUNDS VIP MID CAP GROWTH SUB-ACC3OUNT(W):
          2012...............     $1.56       $1.73            --
          2011...............     $1.60       $1.56            --
          2010...............     $1.25       $1.60            --
          2009...............     $0.87       $1.25            --
          2008...............     $1.39       $0.87            --
          2007...............     $1.00(s)    $1.39            --

2.30% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.64       $2.05         1,346
          2011...............     $1.78       $1.64         1,323
          2010...............     $1.62       $1.78         1,169
          2009...............     $1.15       $1.62           155
          2008...............     $1.78       $1.15           164
          2007...............     $1.46       $1.78           170
          2006...............     $1.39       $1.46           177
          2005...............     $1.21       $1.39           184
          2004...............     $0.00       $1.21           192
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.28       $1.31           815
          2011...............     $1.46       $1.28           825
          2010...............     $1.16       $1.46         4,096
          2009...............     $0.88       $1.16         4,142
          2008...............     $1.48       $0.88         4,228
          2007...............     $1.34       $1.48         3,226
          2006...............     $1.30       $1.34         1,781
          2005...............     $1.18       $1.30         2,532
          2004...............     $1.06       $1.18        18,900
          2003...............     $1.00(h)    $1.06        17,403
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.30       $1.51        13,876
          2011...............     $1.53       $1.30        15,326
          2010...............     $1.24       $1.53        21,364
          2009...............     $0.98       $1.24        27,719
          2008...............     $1.36       $0.98        28,371
          2007...............     $1.45       $1.36        30,703
          2006...............     $1.27       $1.45        25,142
          2005...............     $1.25       $1.27        36,225
          2004...............     $1.11       $1.25        39,181
          2003...............     $1.00(i)    $1.11        13,625
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.18       $1.37            --
          2011...............     $1.30       $1.18            --
          2010...............     $1.12       $1.30         1,734
          2009...............     $0.90       $1.12         5,014
          2008...............     $1.40       $0.90         4,915
          2007...............     $0.00       $1.40         4,573
          2006...............     $1.23       $1.29            --
          2005...............     $1.21       $1.23        29,540
          2004...............     $0.00       $1.21        25,760
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.41       $1.57         2,922
          2011...............     $1.43       $1.41         2,704
          2010...............     $1.35       $1.43         2,333
          2009...............     $1.10       $1.35            --
          2008...............     $1.34       $1.10            --
          2007...............     $1.00(s)    $1.34            --
         JANUS ASPEN: FORTY SUB-ACCOUNT:
          2012...............     $1.38       $1.67           750
          2011...............     $1.52       $1.38           758
          2010...............     $1.46       $1.52           767
          2009...............     $1.02       $1.46           775
          2008...............     $1.88       $1.02           784
          2007...............     $0.00       $1.88           792
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.86       $2.05        10,783
          2011...............     $2.81       $1.86         9,165
          2010...............     $2.30       $2.81        10,934
          2009...............     $1.31       $2.30        14,320
          2008...............     $2.81       $1.31        17,282
          2007...............     $2.25       $2.81        15,066
          2006...............     $1.57       $2.25        17,933
          2005...............     $1.22       $1.57        22,930
          2004...............     $0.00       $1.22        15,922


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.92       $1.00            --
          2011...............     $0.97       $0.92            --
          2010...............     $0.86       $0.97            --
          2009...............     $0.67       $0.86            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(s)    $0.95            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.14       $1.30         6,107
          2011...............     $1.16       $1.14            --
          2010...............     $1.06       $1.16            --
          2009...............     $0.78       $1.06            --
          2008...............     $1.27       $0.78            --
          2007...............     $1.00(s)    $1.27            --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.95       $1.08            --
          2011...............     $1.03       $0.95            --
          2010...............     $0.82       $1.03            --
          2009...............     $0.59       $0.82            --
          2008...............     $1.25       $0.59            --
          2007...............     $1.00(s)    $1.25            --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.31       $1.55         5,331
          2011...............     $1.50       $1.31         5,824
          2010...............     $1.13       $1.50         6,783
          2009...............     $0.71       $1.13         7,904
          2008...............     $1.20       $0.71         9,145
          2007...............     $1.20       $1.20         9,607
          2006...............     $1.09       $1.20        10,431
          2005...............     $1.06       $1.09        10,103
          2004...............     $1.02       $1.06        24,538
          2003...............     $1.00(a)    $1.02        14,521
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.31       $1.48        12,061
          2011...............     $1.35       $1.31         3,884
          2010...............     $1.24       $1.35         5,438
          2009...............     $1.03       $1.24         8,237
          2008...............     $1.57       $1.03         8,005
          2007...............     $1.50       $1.57         7,987
          2006...............     $1.27       $1.50            --
          2005...............     $0.00       $1.27         3,663
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.74            --
          2011...............     $0.79       $0.63            --
          2010...............     $0.68       $0.79            --
          2009...............     $0.41       $0.68            --
          2008...............     $0.97       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.83       $0.90            --
          2011...............     $0.88       $0.83            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.02       $1.13            --
          2011...............     $1.06       $1.02            --
          2010...............     $0.99       $1.06            --
          2009...............     $0.70       $0.99            --
          2008...............     $0.00       $0.70            --
          2007...............     $1.19       $1.32            --
          2006...............     $1.13       $1.19         2,123
          2005...............     $1.10       $1.13         2,146
          2004...............     $0.00       $1.10         2,070

2.30% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.35        47,648
          2011...............     $0.33       $0.31        50,661
          2010...............     $0.29       $0.33        83,963
          2009...............     $0.24       $0.29        91,070
          2008...............     $1.14       $0.24        36,653
          2007...............     $1.17       $1.14        32,036
          2006...............     $1.09       $1.17        30,882
          2005...............     $1.10       $1.09        79,170
          2004...............     $0.00       $1.10        56,494
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.97            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(s)    $0.90            --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.47       $1.74            --
          2011...............     $1.62       $1.47            --
          2010...............     $1.45       $1.62         2,049
          2009...............     $1.07       $1.45         5,988
          2008...............     $1.92       $1.07         6,350
          2007...............     $1.74       $1.92         5,295
          2006...............     $1.38       $1.74            --
          2005...............     $1.22       $1.38         1,549
          2004...............     $1.07       $1.22         6,883
          2003...............     $1.00(a)    $1.07         6,741
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03        17,637
          2011...............     $1.01       $1.00            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11        22,853
          2011...............     $1.03       $1.04            --
          2010...............     $1.00       $1.03            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.00       $1.17        10,203
          2011...............     $1.01       $1.00        10,316
          2010...............     $0.91       $1.01        10,430
          2009...............     $0.72       $0.91        10,545
          2008...............     $1.34       $0.72        10,662
          2007...............     $1.44       $1.34        10,780
          2006...............     $1.27       $1.44        10,900
          2005...............     $0.00       $1.27        24,401
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.99       $1.15            --
          2011...............     $1.06       $0.99            --
          2010...............     $0.95       $1.06            --
          2009...............     $0.75       $0.95            --
          2008...............     $1.25       $0.75            --
          2007...............     $1.00(s)    $1.25            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.03       $1.23         9,569
          2011...............     $1.27       $1.03         9,490
          2010...............     $1.18       $1.27         9,572
          2009...............     $0.97       $1.18         9,822
          2008...............     $1.77       $0.97         9,738
          2007...............     $1.67       $1.77        10,193
          2006...............     $1.34       $1.67         9,369
          2005...............     $1.22       $1.34        11,286
          2004...............     $1.07       $1.22        14,627
          2003...............     $1.00(a)    $1.07         7,725


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.10       $1.25            --
          2011...............     $1.18       $1.10            --
          2010...............     $1.01       $1.18            --
          2009...............     $0.79       $1.01            --
          2008...............     $1.31       $0.79            --
          2007...............     $1.00(s)    $1.31            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.08       $1.21            --
          2011...............     $1.35       $1.08            --
          2010...............     $1.14       $1.35            --
          2009...............     $0.71       $1.14            --
          2008...............     $1.16       $0.71            --
          2007...............     $1.12       $1.16            --
          2006...............     $1.09       $1.12            --
          2005...............     $1.05       $1.09            --
          2004...............     $0.00       $1.05        15,634
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.35% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.14       $1.20        259,504
          2011...............     $1.08       $1.14        259,129
          2010...............     $1.01       $1.08        354,802
          2009...............     $0.90       $1.01        275,796
          2008...............     $1.06       $0.90        129,864
          2007...............     $1.06       $1.06         25,679
          2006...............     $1.04       $1.06         18,270
          2005...............     $1.04       $1.04         18,047
          2004...............     $0.00       $1.04          2,964
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.44       $1.65         87,171
          2011...............     $1.51       $1.44         86,394
          2010...............     $1.23       $1.51        115,611
          2009...............     $0.92       $1.23         92,721
          2008...............     $1.48       $0.92         72,113
          2007...............     $1.41       $1.48         24,526
          2006...............     $1.32       $1.41          4,370
          2005...............     $1.21       $1.32          4,387
          2004...............     $0.00       $1.21          2,318
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.13       $1.27             --
          2011...............     $1.14       $1.13             --
          2010...............     $1.02       $1.14          7,294
          2009...............     $0.83       $1.02          7,384
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(s)    $1.35             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.27       $1.44         90,142
          2011...............     $1.30       $1.27         88,691
          2010...............     $1.17       $1.30        106,587
          2009...............     $1.02       $1.17        106,546
          2008...............     $1.00       $1.02         38,782
          2007...............     $0.00       $1.00         20,010

2.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.95       $0.93         45,459
          2011...............     $0.98       $0.95         99,663
          2010...............     $1.00       $0.98         80,858
          2009...............     $1.02       $1.00         64,908
          2008...............     $1.02       $1.02         90,223
          2007...............     $1.00       $1.02         11,896
          2006...............     $0.98       $1.00         11,039
          2005...............     $0.00       $0.98         11,101
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.05       $1.06         11,853
          2011...............     $1.00       $1.05         11,550
          2010...............     $0.96       $1.00         26,355
          2009...............     $0.91       $0.96          7,323
          2008...............     $1.07       $0.91          7,866
          2007...............     $1.00(s)    $1.07             --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.58       $1.82         71,329
          2011...............     $1.53       $1.58         65,921
          2010...............     $1.22       $1.53         76,410
          2009...............     $1.00       $1.22         30,660
          2008...............     $1.61       $1.00         17,009
          2007...............     $0.00       $1.61          1,733
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49        142,825
          2011...............     $0.56       $0.44        134,794
          2010...............     $0.55       $0.56        132,917
          2009...............     $0.42       $0.55        132,017
          2008...............     $1.00       $0.42          8,707
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.09       $1.22             --
          2011...............     $1.09       $1.09             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.33       $0.85             --
          2007...............     $1.37       $1.33             --
          2006...............     $1.20       $1.37          2,420
          2005...............     $1.18       $1.20          2,448
          2004...............     $0.00       $1.18          2,476
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.03       $1.14         11,136
          2011...............     $1.04       $1.03          4,549
          2010...............     $0.92       $1.04          5,582
          2009...............     $0.70       $0.92          6,037
          2008...............     $1.23       $0.70          5,345
          2007...............     $1.04       $1.23          5,460
          2006...............     $1.11       $1.04          5,840
          2005...............     $0.00       $1.11          5,178
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.21       $1.35         65,693
          2011...............     $1.23       $1.21         66,175
          2010...............     $1.11       $1.23         69,631
          2009...............     $0.95       $1.11         24,338
          2008...............     $1.33       $0.95          5,893
          2007...............     $1.44       $1.33          6,597
          2006...............     $1.24       $1.44          4,612
          2005...............     $0.00       $1.24          4,628
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.21       $1.27        131,078
          2011...............     $1.11       $1.21         90,389
          2010...............     $1.08       $1.11         78,070
          2009...............     $1.00       $1.08         32,153
          2008...............     $1.05       $1.00             --
          2007...............     $1.00(s)    $1.05             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99          8,319
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02          3,807
          2011...............     $1.00       $0.99          3,854
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89             --
          2011...............     $1.00       $0.77             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.35       $1.53         21,740
          2011...............     $1.42       $1.35         16,998
          2010...............     $1.25       $1.42         24,360
          2009...............     $0.94       $1.25         28,330
          2008...............     $1.68       $0.94         20,252
          2007...............     $1.47       $1.68         19,660
          2006...............     $1.35       $1.47          4,668
          2005...............     $1.18       $1.35          4,721
          2004...............     $0.00       $1.18          4,776
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.10       $1.26         86,855
          2011...............     $1.12       $1.10         96,298
          2010...............     $1.00       $1.12        103,165
          2009...............     $0.79       $1.00        106,746
          2008...............     $1.41       $0.79         87,171
          2007...............     $1.42       $1.41          8,224
          2006...............     $1.21       $1.42         11,019
          2005...............     $1.18       $1.21         11,356
          2004...............     $0.00       $1.18          4,934
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.26         51,088
          2011...............     $1.12       $1.13         48,777
          2010...............     $1.01       $1.12         51,096
          2009...............     $0.72       $1.01         22,541
          2008...............     $0.98       $0.72         10,848
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.68       $1.88          6,296
          2011...............     $1.93       $1.68          6,369
          2010...............     $1.53       $1.93         17,361
          2009...............     $1.12       $1.53         17,653
          2008...............     $1.90       $1.12         17,046
          2007...............     $0.00       $1.90         10,578
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.05       $1.15         46,402
          2011...............     $1.09       $1.05         46,977
          2010...............     $1.00       $1.09         47,554
          2009...............     $0.79       $1.00         48,047
          2008...............     $1.23       $0.79          1,220
          2007...............     $0.00       $1.23          1,240

2.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.02         59,482
          2011...............     $0.94       $0.88         67,595
          2010...............     $0.75       $0.94         99,174
          2009...............     $0.59       $0.75         76,170
          2008...............     $0.91       $0.59         18,889
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.24       $1.34         32,515
          2011...............     $1.33       $1.24         32,896
          2010...............     $1.07       $1.33         33,844
          2009...............     $0.76       $1.07         34,241
          2008...............     $1.36       $0.76             --
          2007...............     $0.00       $1.36          2,608
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.19       $1.32         39,628
          2011...............     $1.23       $1.19         40,088
          2010...............     $1.13       $1.23         40,550
          2009...............     $0.92       $1.13         41,019
          2008...............     $1.49       $0.92             --
          2007...............     $1.00(s)    $1.49          4,501
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.93       $2.13         18,419
          2011...............     $2.34       $1.93         16,445
          2010...............     $2.04       $2.34          7,557
          2009...............     $1.21       $2.04          7,915
          2008...............     $2.62       $1.21          4,121
          2007...............     $2.08       $2.62          1,500
          2006...............     $1.66       $2.08          2,110
          2005...............     $1.34       $1.66          2,134
          2004...............     $0.00       $1.34          2,158
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.06         41,170
          2011...............     $1.01       $1.05         41,647
          2010...............     $1.00       $1.01             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.84        219,414
          2011...............     $0.81       $0.75        220,693
          2010...............     $0.72       $0.81        580,358
          2009...............     $0.58       $0.72        439,739
          2008...............     $1.00       $0.58         52,819
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.96        192,636
          2011...............     $0.92       $0.89        100,459
          2010...............     $0.83       $0.92        123,084
          2009...............     $0.72       $0.83        119,484
          2008...............     $0.97       $0.72         36,899
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.02       $1.05        137,292
          2011...............     $1.02       $1.02        138,531
          2010...............     $0.97       $1.02        141,891
          2009...............     $0.93       $0.97        139,443
          2008...............     $1.01       $0.93          8,633
          2007...............     $1.00(s)    $1.01             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.81       $0.89         274,808
          2011...............     $0.86       $0.81         403,204
          2010...............     $0.77       $0.86         445,164
          2009...............     $0.63       $0.77         520,587
          2008...............     $1.00       $0.63         360,905
          2007...............     $1.00(s)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.95       $1.00         260,990
          2011...............     $0.96       $0.95         943,004
          2010...............     $0.90       $0.96       1,005,869
          2009...............     $0.82       $0.90       1,008,975
          2008...............     $1.00       $0.82         199,215
          2007...............     $1.00(s)    $0.99              --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.09       $1.21              --
          2011...............     $1.19       $1.09              --
          2010...............     $1.02       $1.19              --
          2009...............     $0.63       $1.02              --
          2008...............     $1.27       $0.63              --
          2007...............     $1.00(s)    $1.27              --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.86       $0.99              --
          2011...............     $0.88       $0.86              --
          2010...............     $0.74       $0.88              --
          2009...............     $0.54       $0.74              --
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(s)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.15       $1.34          19,825
          2011...............     $1.20       $1.15          20,114
          2010...............     $1.07       $1.20           1,150
          2009...............     $0.85       $1.07           1,139
          2008...............     $1.35       $0.85           1,073
          2007...............     $0.00       $1.35           1,117
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
          2012...............     $1.16       $1.29              --
          2011...............     $1.19       $1.16              --
          2010...............     $1.12       $1.19              --
          2009...............     $0.89       $1.12              --
          2008...............     $1.31       $0.89              --
          2007...............     $1.00(s)    $1.31              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.95       $1.04              --
          2011...............     $0.99       $0.95              --
          2010...............     $0.94       $0.99              --
          2009...............     $0.72       $0.94              --
          2008...............     $1.20       $0.72              --
          2007...............     $1.00(s)    $1.20              --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.23       $1.37              --
          2011...............     $1.29       $1.23              --
          2010...............     $1.18       $1.29           6,485
          2009...............     $0.97       $1.18           6,565
          2008...............     $1.47       $0.97              --
          2007...............     $1.00(s)    $1.47              --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.88       $0.98          56,670
          2011...............     $0.91       $0.88          68,099
          2010...............     $0.73       $0.91          87,365
          2009...............     $0.62       $0.73          61,644
          2008...............     $0.92       $0.62          27,519
          2007...............     $1.00(s)    $0.92              --

2.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.99       $2.32        231,509
          2011...............     $2.20       $1.99        211,438
          2010...............     $2.07       $2.20        223,623
          2009...............     $1.69       $2.07        191,304
          2008...............     $2.34       $1.69        101,650
          2007...............     $0.00       $2.34          2,673
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.36       $1.49         76,017
          2011...............     $1.35       $1.36         19,231
          2010...............     $1.18       $1.35             --
          2009...............     $1.07       $1.18             --
          2008...............     $1.38       $1.07             --
          2007...............     $1.00(s)    $1.38             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.41       $1.64             --
          2011...............     $1.42       $1.41             --
          2010...............     $1.21       $1.42             --
          2009...............     $1.00       $1.21             --
          2008...............     $1.56       $1.00             --
          2007...............     $1.00(s)    $1.56             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.19       $1.19         87,513
          2011...............     $1.56       $1.19         89,340
          2010...............     $1.36       $1.56         70,532
          2009...............     $0.80       $1.36         63,217
          2008...............     $2.13       $0.80          4,667
          2007...............     $0.00       $2.13          1,722
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.23       $1.35         99,751
          2011...............     $1.23       $1.23        110,413
          2010...............     $1.12       $1.23        135,531
          2009...............     $0.90       $1.12         83,089
          2008...............     $1.45       $0.90         47,978
          2007...............     $1.18       $1.45         10,956
          2006...............     $1.15       $1.18          5,903
          2005...............     $0.00       $1.15          5,815
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.36       $1.51         87,634
          2011...............     $1.62       $1.36         93,287
          2010...............     $1.45       $1.62        105,446
          2009...............     $1.08       $1.45         65,782
          2008...............     $1.92       $1.08         37,522
          2007...............     $1.79       $1.92          9,845
          2006...............     $1.42       $1.79          6,242
          2005...............     $0.00       $1.42          7,003
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.35       $1.56         42,952
          2011...............     $1.50       $1.35         43,438
          2010...............     $1.33       $1.50         26,616
          2009...............     $1.08       $1.33         26,895
          2008...............     $1.91       $1.08          1,980
          2007...............     $0.00       $1.91          1,745
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.34       $1.46         10,927
          2011...............     $1.47       $1.34         10,426
          2010...............     $1.07       $1.47         10,734
          2009...............     $0.78       $1.07         11,384
          2008...............     $1.53       $0.78          3,061
          2007...............     $1.00(s)    $1.53             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.55       $1.72        17,306
          2011...............     $1.60       $1.55         7,011
          2010...............     $1.24       $1.60            --
          2009...............     $0.87       $1.24            --
          2008...............     $1.39       $0.87            --
          2007...............     $1.00(s)    $1.39            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.63       $2.04        23,894
          2011...............     $1.77       $1.63        18,920
          2010...............     $1.61       $1.77        17,483
          2009...............     $1.15       $1.61        18,768
          2008...............     $1.78       $1.15        15,535
          2007...............     $0.00       $1.78         9,148
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.27       $1.31        16,787
          2011...............     $1.46       $1.27        16,809
          2010...............     $1.16       $1.46        19,545
          2009...............     $0.88       $1.16        20,813
          2008...............     $1.48       $0.88        21,423
          2007...............     $0.00       $1.48         8,934
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.30       $1.50        23,426
          2011...............     $1.52       $1.30        24,201
          2010...............     $1.23       $1.52        29,856
          2009...............     $0.98       $1.23        32,301
          2008...............     $1.36       $0.98        34,342
          2007...............     $1.45       $1.36        13,174
          2006...............     $1.27       $1.45         2,029
          2005...............     $0.00       $1.27         1,997
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.17       $1.36            --
          2011...............     $1.29       $1.17            --
          2010...............     $1.12       $1.29            --
          2009...............     $0.90       $1.12            --
          2008...............     $1.40       $0.90            --
          2007...............     $1.00(s)    $1.40            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.41       $1.56         6,117
          2011...............     $1.42       $1.41         6,192
          2010...............     $1.35       $1.42            --
          2009...............     $1.10       $1.35            --
          2008...............     $1.34       $1.10            --
          2007...............     $1.00(s)    $1.34            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.38       $1.67        48,019
          2011...............     $1.51       $1.38        47,415
          2010...............     $1.46       $1.51        58,665
          2009...............     $1.02       $1.46        62,519
          2008...............     $1.88       $1.02        50,341
          2007...............     $0.00       $1.88        12,465
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.85       $2.05        54,349
          2011...............     $2.80       $1.85        58,214
          2010...............     $2.29       $2.80        80,648
          2009...............     $1.31       $2.29        66,947
          2008...............     $2.81       $1.31        37,728
          2007...............     $0.00       $2.81         9,026
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.92       $1.00        31,224
          2011...............     $0.97       $0.92        36,293
          2010...............     $0.86       $0.97        52,118
          2009...............     $0.67       $0.86        30,438
          2008...............     $0.94       $0.67        13,405
          2007...............     $1.00       $0.94            --

2.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.13       $1.29         85,659
          2011...............     $1.16       $1.13         94,798
          2010...............     $1.06       $1.16        104,822
          2009...............     $0.78       $1.06         66,559
          2008...............     $1.26       $0.78         38,980
          2007...............     $0.00       $1.26          3,570
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.94       $1.07             --
          2011...............     $1.03       $0.94             --
          2010...............     $0.82       $1.03             --
          2009...............     $0.59       $0.82             --
          2008...............     $1.25       $0.59             --
          2007...............     $1.00(s)    $1.25             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.30       $1.54             --
          2011...............     $1.49       $1.30             --
          2010...............     $1.12       $1.49             --
          2009...............     $0.71       $1.12             --
          2008...............     $1.19       $0.71             --
          2007...............     $1.00(s)    $1.19             --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.30       $1.48        180,526
          2011...............     $1.34       $1.30        200,897
          2010...............     $1.23       $1.34        241,446
          2009...............     $1.03       $1.23        153,044
          2008...............     $1.57       $1.03         68,345
          2007...............     $0.00       $1.57          4,851
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.74         73,325
          2011...............     $0.79       $0.63         98,014
          2010...............     $0.68       $0.79        100,514
          2009...............     $0.41       $0.68         78,169
          2008...............     $1.00       $0.41         23,458
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.83       $0.90         31,960
          2011...............     $0.88       $0.83         36,655
          2010...............     $0.73       $0.88         43,014
          2009...............     $0.57       $0.73         49,934
          2008...............     $0.96       $0.57         46,744
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.01       $1.13          7,657
          2011...............     $1.05       $1.01          7,751
          2010...............     $0.99       $1.05             --
          2009...............     $0.70       $0.99             --
          2008...............     $1.32       $0.70             --
          2007...............     $1.00(s)    $1.32             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.35         35,599
          2011...............     $0.33       $0.31         36,583
          2010...............     $0.29       $0.33         29,159
          2009...............     $0.24       $0.29         46,918
          2008...............     $1.13       $0.24         17,922
          2007...............     $1.17       $1.13         17,723
          2006...............     $1.09       $1.17          5,120
          2005...............     $0.00       $1.09          5,119


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.96             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.46       $1.74          2,627
          2011...............     $1.62       $1.46          2,658
          2010...............     $1.45       $1.62             --
          2009...............     $1.06       $1.45             --
          2008...............     $1.91       $1.06             --
          2007...............     $1.73       $1.91            861
          2006...............     $1.37       $1.73          2,145
          2005...............     $1.22       $1.37          2,170
          2004...............     $0.00       $1.22          2,195
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03         72,894
          2011...............     $1.01       $1.00         58,638
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11        101,271
          2011...............     $1.03       $1.04         93,660
          2010...............     $1.00       $1.03             --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $1.00       $1.16             --
          2011...............     $1.00       $1.00             --
          2010...............     $0.91       $1.00             --
          2009...............     $0.72       $0.91             --
          2008...............     $1.34       $0.72             --
          2007...............     $1.00(s)    $1.34             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.99       $1.15             --
          2011...............     $1.06       $0.99             --
          2010...............     $0.95       $1.06             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.25       $0.75             --
          2007...............     $1.00(s)    $1.25             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.03       $1.22          1,338
          2011...............     $1.26       $1.03          1,181
          2010...............     $1.18       $1.26          1,505
          2009...............     $0.97       $1.18          7,890
          2008...............     $1.77       $0.97         11,123
          2007...............     $0.00       $1.77          6,521
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.09       $1.25          6,744
          2011...............     $1.18       $1.09          6,827
          2010...............     $1.01       $1.18             --
          2009...............     $0.78       $1.01             --
          2008...............     $1.31       $0.78             --
          2007...............     $1.00(s)    $1.31             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.08       $1.20             --
          2011...............     $1.34       $1.08             --
          2010...............     $1.14       $1.34             --
          2009...............     $0.71       $1.14             --
          2008...............     $1.15       $0.71             --
          2007...............     $1.12       $1.15             --
          2006...............     $1.09       $1.12             --
          2005...............     $1.05       $1.09             --
          2004...............     $0.00       $1.05         15,634

2.35% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01          --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01          --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01          --

2.40% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.14       $1.19         44,249
          2011...............     $1.08       $1.14         53,179
          2010...............     $1.01       $1.08         77,022
          2009...............     $0.89       $1.01         81,976
          2008...............     $1.06       $0.89        110,757
          2007...............     $1.06       $1.06        123,416
          2006...............     $1.04       $1.06        123,042
          2005...............     $1.04       $1.04        118,298
          2004...............     $1.01       $1.04         55,003
          2003...............     $1.00(a)    $1.01         22,242
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.43       $1.64         10,402
          2011...............     $1.50       $1.43         13,416
          2010...............     $1.22       $1.50         20,341
          2009...............     $0.92       $1.22         25,432
          2008...............     $1.48       $0.92         25,644
          2007...............     $1.41       $1.48         25,294
          2006...............     $1.32       $1.41         25,252
          2005...............     $1.20       $1.32         25,765
          2004...............     $1.07       $1.20         12,968
          2003...............     $1.00(a)    $1.07          8,026
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.13       $1.27             --
          2011...............     $1.13       $1.13             --
          2010...............     $1.01       $1.13             --
          2009...............     $0.83       $1.01             --
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(s)    $1.35             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.27       $1.44          4,061
          2011...............     $1.30       $1.27          4,255
          2010...............     $1.17       $1.30          4,882
          2009...............     $1.02       $1.17          5,114
          2008...............     $1.00       $1.02          5,537
          2007...............     $0.00       $1.00          6,118
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.95       $0.93          7,817
          2011...............     $0.97       $0.95         10,471
          2010...............     $1.00       $0.97         10,703
          2009...............     $1.02       $1.00          9,684
          2008...............     $1.02       $1.02          9,617
          2007...............     $1.00       $1.02         12,348
          2006...............     $0.98       $1.00         10,897
          2005...............     $0.98       $0.98         10,327
          2004...............     $1.00       $0.98          3,417
          2003...............     $1.00(a)    $1.00          2,063


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.04       $1.05         3,580
          2011...............     $1.00       $1.04         3,229
          2010...............     $0.96       $1.00         3,628
          2009...............     $0.91       $0.96         3,332
          2008...............     $1.07       $0.91        11,038
          2007...............     $1.06       $1.07        14,272
          2006...............     $1.03       $1.06        20,854
          2005...............     $1.03       $1.03        20,158
          2004...............     $0.00       $1.03         9,185
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.57       $1.81         7,520
          2011...............     $1.53       $1.57         9,302
          2010...............     $1.21       $1.53        13,196
          2009...............     $1.00       $1.21        17,518
          2008...............     $1.60       $1.00        18,159
          2007...............     $1.95       $1.60        16,063
          2006...............     $1.53       $1.95        19,131
          2005...............     $1.41       $1.53        22,704
          2004...............     $1.06       $1.41        12,147
          2003...............     $1.00(a)    $1.06         3,832
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49            --
          2011...............     $0.56       $0.44            --
          2010...............     $0.55       $0.56            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(s)    $0.92            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.09       $1.21            --
          2011...............     $1.08       $1.09            --
          2010...............     $0.97       $1.08            --
          2009...............     $0.85       $0.97            --
          2008...............     $1.33       $0.85            --
          2007...............     $1.37       $1.33            --
          2006...............     $1.20       $1.37         3,273
          2005...............     $1.17       $1.20         4,157
          2004...............     $0.00       $1.17         4,068
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.02       $1.14        24,171
          2011...............     $1.04       $1.02        35,610
          2010...............     $0.92       $1.04        65,675
          2009...............     $0.70       $0.92        79,465
          2008...............     $1.23       $0.70        80,972
          2007...............     $1.04       $1.23        81,712
          2006...............     $1.10       $1.04        84,170
          2005...............     $1.11       $1.10        78,662
          2004...............     $1.03       $1.11        47,453
          2003...............     $1.00(a)    $1.03        26,327
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.20       $1.35        12,473
          2011...............     $1.22       $1.20        13,546
          2010...............     $1.11       $1.22        13,962
          2009...............     $0.95       $1.11        14,090
          2008...............     $1.32       $0.95        14,176
          2007...............     $1.43       $1.32        15,925
          2006...............     $1.24       $1.43        17,869
          2005...............     $1.21       $1.24        20,218
          2004...............     $0.00       $1.21         9,470
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.21       $1.27        13,579
          2011...............     $1.11       $1.21        14,417
          2010...............     $1.08       $1.11        16,087
          2009...............     $1.00       $1.08        17,852
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(s)    $1.04            --

2.40% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02            --
          2011...............     $1.00       $0.99            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.88            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.35       $1.53         4,363
          2011...............     $1.42       $1.35         4,591
          2010...............     $1.24       $1.42         4,865
          2009...............     $0.94       $1.24         5,487
          2008...............     $1.68       $0.94        14,926
          2007...............     $1.47       $1.68        17,032
          2006...............     $1.35       $1.47        18,621
          2005...............     $1.18       $1.35        20,051
          2004...............     $0.00       $1.18        10,300
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.10       $1.25        24,659
          2011...............     $1.12       $1.10        38,813
          2010...............     $0.99       $1.12        72,298
          2009...............     $0.78       $0.99        90,160
          2008...............     $1.40       $0.78        86,306
          2007...............     $1.42       $1.40        81,617
          2006...............     $1.21       $1.42        85,056
          2005...............     $1.18       $1.21        89,637
          2004...............     $1.08       $1.18        61,225
          2003...............     $1.00(a)    $1.08        32,434
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.26            --
          2011...............     $1.11       $1.13            --
          2010...............     $1.00       $1.11            --
          2009...............     $0.72       $1.00            --
          2008...............     $0.98       $0.72            --
          2007...............     $1.00(s)    $0.98            --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.67       $1.87         1,867
          2011...............     $1.92       $1.67         1,932
          2010...............     $1.53       $1.92         1,979
          2009...............     $1.12       $1.53         2,572
          2008...............     $1.90       $1.12         8,357
          2007...............     $1.69       $1.90        10,321
          2006...............     $1.54       $1.69        13,069
          2005...............     $1.33       $1.54        15,249
          2004...............     $0.00       $1.33        10,202


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.04       $1.14            --
          2011...............     $1.08       $1.04            --
          2010...............     $1.00       $1.08            --
          2009...............     $0.79       $1.00            --
          2008...............     $1.23       $0.79            --
          2007...............     $1.00(s)    $1.23            --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.02            --
          2011...............     $0.94       $0.88            --
          2010...............     $0.75       $0.94            --
          2009...............     $0.59       $0.75            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(s)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.23       $1.33            --
          2011...............     $1.33       $1.23            --
          2010...............     $1.07       $1.33            --
          2009...............     $0.76       $1.07            --
          2008...............     $1.35       $0.76            --
          2007...............     $1.00(s)    $1.35            --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.18       $1.32            --
          2011...............     $1.22       $1.18            --
          2010...............     $1.13       $1.22            --
          2009...............     $0.92       $1.13           607
          2008...............     $1.49       $0.92         2,585
          2007...............     $1.48       $1.49         4,321
          2006...............     $1.28       $1.48         4,580
          2005...............     $1.18       $1.28         5,952
          2004...............     $0.00       $1.18         6,036
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.92       $2.12         6,051
          2011...............     $2.33       $1.92         5,991
          2010...............     $2.03       $2.33         7,659
          2009...............     $1.21       $2.03         9,538
          2008...............     $2.61       $1.21         8,937
          2007...............     $2.08       $2.61         8,408
          2006...............     $1.66       $2.08         9,401
          2005...............     $1.34       $1.66        10,562
          2004...............     $1.10       $1.34         5,168
          2003...............     $1.00(a)    $1.10         2,679
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.84            --
          2011...............     $0.81       $0.75            --
          2010...............     $0.71       $0.81            --
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(s)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.89       $0.96            --
          2011...............     $0.91       $0.89            --
          2010...............     $0.83       $0.91            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --

2.40% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.02       $1.05            --
          2011...............     $1.02       $1.02            --
          2010...............     $0.97       $1.02            --
          2009...............     $0.93       $0.97            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(s)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.80       $0.89            --
          2011...............     $0.86       $0.80            --
          2010...............     $0.76       $0.86            --
          2009...............     $0.63       $0.76            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(s)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.95       $1.00            --
          2011...............     $0.96       $0.95            --
          2010...............     $0.90       $0.96            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(s)    $0.99            --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.09       $1.20           801
          2011...............     $1.19       $1.09            --
          2010...............     $1.02       $1.19            --
          2009...............     $0.63       $1.02            --
          2008...............     $1.27       $0.63            --
          2007...............     $1.00(s)    $1.27            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.86       $0.99            --
          2011...............     $0.88       $0.86            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.54       $0.73            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(s)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.15       $1.33         6,496
          2011...............     $1.20       $1.15         6,854
          2010...............     $1.06       $1.20         7,429
          2009...............     $0.85       $1.06         8,528
          2008...............     $1.35       $0.85        15,337
          2007...............     $1.42       $1.35        16,752
          2006...............     $1.25       $1.42        18,260
          2005...............     $1.23       $1.25        17,838
          2004...............     $0.00       $1.23         4,654
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.16       $1.28            --
          2011...............     $1.19       $1.16            --
          2010...............     $1.11       $1.19            --
          2009...............     $0.89       $1.11            --
          2008...............     $1.31       $0.89            --
          2007...............     $1.00(s)    $1.31            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.94       $1.04            --
          2011...............     $0.98       $0.94            --
          2010...............     $0.94       $0.98            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(s)    $1.20            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.23       $1.37            --
          2011...............     $1.28       $1.23            --
          2010...............     $1.17       $1.28            --
          2009...............     $0.97       $1.17            --
          2008...............     $1.46       $0.97            --
          2007...............     $1.00(s)    $1.46            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.88       $0.98            --
          2011...............     $0.91       $0.88            --
          2010...............     $0.73       $0.91            --
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.98       $2.31         1,940
          2011...............     $2.19       $1.98         2,051
          2010...............     $2.06       $2.19         2,488
          2009...............     $1.69       $2.06         3,136
          2008...............     $2.33       $1.69        15,606
          2007...............     $1.66       $2.33        22,511
          2006...............     $1.41       $1.66        23,049
          2005...............     $1.17       $1.41        26,653
          2004...............     $0.00       $1.17         6,949
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.36       $1.48            --
          2011...............     $1.34       $1.36            --
          2010...............     $1.18       $1.34            --
          2009...............     $1.06       $1.18           809
          2008...............     $1.38       $1.06         3,447
          2007...............     $1.24       $1.38         5,761
          2006...............     $1.14       $1.24         5,890
          2005...............     $1.12       $1.14         7,295
          2004...............     $0.00       $1.12         7,028
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.41       $1.63            --
          2011...............     $1.42       $1.41            --
          2010...............     $1.20       $1.42            --
          2009...............     $0.99       $1.20            --
          2008...............     $1.56       $0.99            --
          2007...............     $1.00(s)    $1.56            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.19       $1.18         2,017
          2011...............     $1.55       $1.19         1,802
          2010...............     $1.36       $1.55         2,226
          2009...............     $0.80       $1.36         2,636
          2008...............     $2.13       $0.80         1,355
          2007...............     $0.00       $2.13           511
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.22       $1.34        17,796
          2011...............     $1.22       $1.22        18,918
          2010...............     $1.11       $1.22        20,254
          2009...............     $0.90       $1.11        20,078
          2008...............     $1.44       $0.90        20,021
          2007...............     $1.18       $1.44        19,815
          2006...............     $1.15       $1.18        18,823
          2005...............     $0.00       $1.15        18,131

2.40% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.35       $1.50        20,651
          2011...............     $1.61       $1.35        25,004
          2010...............     $1.45       $1.61        32,465
          2009...............     $1.08       $1.45        38,846
          2008...............     $1.92       $1.08        45,579
          2007...............     $1.79       $1.92        44,449
          2006...............     $1.41       $1.79        48,261
          2005...............     $1.30       $1.41        53,435
          2004...............     $1.09       $1.30        29,521
          2003...............     $1.00(f)    $1.09        12,100
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.35       $1.55            --
          2011...............     $1.49       $1.35            --
          2010...............     $1.33       $1.49            --
          2009...............     $1.07       $1.33            --
          2008...............     $1.90       $1.07            --
          2007...............     $1.00(s)    $1.90            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.33       $1.45           958
          2011...............     $1.47       $1.33           935
          2010...............     $1.07       $1.47           907
          2009...............     $0.77       $1.07         1,123
          2008...............     $1.52       $0.77         1,234
          2007...............     $1.47       $1.52           993
          2006...............     $1.34       $1.47           981
          2005...............     $1.13       $1.34           955
          2004...............     $0.00       $1.13         1,099
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.55       $1.71            --
          2011...............     $1.59       $1.55            --
          2010...............     $1.24       $1.59            --
          2009...............     $0.87       $1.24            --
          2008...............     $1.39       $0.87            --
          2007...............     $1.00(s)    $1.39            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.63       $2.03            --
          2011...............     $1.77       $1.63            --
          2010...............     $1.61       $1.77            --
          2009...............     $1.14       $1.61            --
          2008...............     $1.77       $1.14            --
          2007...............     $1.00(s)    $1.77            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.27       $1.30            --
          2011...............     $1.45       $1.27            --
          2010...............     $1.15       $1.45            --
          2009...............     $0.88       $1.15            --
          2008...............     $1.48       $0.88            --
          2007...............     $1.33       $1.48            --
          2006...............     $1.30       $1.33         1,486
          2005...............     $1.18       $1.30         1,387
          2004...............     $0.00       $1.18           465
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.29       $1.50         7,035
          2011...............     $1.52       $1.29        10,707
          2010...............     $1.23       $1.52        10,420
          2009...............     $0.98       $1.23        14,774
          2008...............     $1.35       $0.98        19,939
          2007...............     $1.45       $1.35        21,747
          2006...............     $1.27       $1.45        23,057
          2005...............     $1.25       $1.27        24,466
          2004...............     $0.00       $1.25         9,837


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.17       $1.35            --
          2011...............     $1.29       $1.17            --
          2010...............     $1.11       $1.29            --
          2009...............     $0.90       $1.11           629
          2008...............     $1.39       $0.90         2,680
          2007...............     $1.40       $1.39         4,479
          2006...............     $1.23       $1.40         5,313
          2005...............     $1.20       $1.23         6,716
          2004...............     $0.00       $1.20         6,617
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.40       $1.55            --
          2011...............     $1.42       $1.40            --
          2010...............     $1.34       $1.42            --
          2009...............     $1.10       $1.34           693
          2008...............     $1.34       $1.10         2,951
          2007...............     $1.24       $1.34         4,931
          2006...............     $1.15       $1.24         8,504
          2005...............     $1.10       $1.15        10,640
          2004...............     $0.00       $1.10        10,979
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.37       $1.66           798
          2011...............     $1.51       $1.37           844
          2010...............     $1.45       $1.51         1,023
          2009...............     $1.02       $1.45         1,082
          2008...............     $1.87       $1.02         1,095
          2007...............     $1.40       $1.87         1,310
          2006...............     $1.32       $1.40         1,256
          2005...............     $1.20       $1.32         1,585
          2004...............     $0.00       $1.20         1,938
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.84       $2.04         4,517
          2011...............     $2.79       $1.84         5,361
          2010...............     $2.29       $2.79         4,633
          2009...............     $1.31       $2.29         7,411
          2008...............     $2.80       $1.31         8,586
          2007...............     $2.24       $2.80         7,895
          2006...............     $1.57       $2.24         8,158
          2005...............     $1.22       $1.57        10,631
          2004...............     $0.00       $1.22         2,298
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.92       $1.00            --
          2011...............     $0.97       $0.92            --
          2010...............     $0.86       $0.97            --
          2009...............     $0.66       $0.86            --
          2008...............     $0.94       $0.66            --
          2007...............     $1.00(s)    $0.94            --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.13       $1.29            --
          2011...............     $1.15       $1.13            --
          2010...............     $1.05       $1.15            --
          2009...............     $0.78       $1.05            --
          2008...............     $1.26       $0.78            --
          2007...............     $1.00(s)    $1.26            --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.94       $1.07            --
          2011...............     $1.03       $0.94            --
          2010...............     $0.81       $1.03            --
          2009...............     $0.59       $0.81            --
          2008...............     $1.25       $0.59            --
          2007...............     $1.00(s)    $1.25            --

2.40% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.30       $1.53         4,105
          2011...............     $1.49       $1.30         4,154
          2010...............     $1.12       $1.49        15,587
          2009...............     $0.70       $1.12        20,188
          2008...............     $1.19       $0.70        19,922
          2007...............     $1.19       $1.19        19,040
          2006...............     $1.08       $1.19        19,333
          2005...............     $1.06       $1.08        20,113
          2004...............     $1.02       $1.06        16,773
          2003...............     $1.00(a)    $1.02        12,326
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.30       $1.47         2,872
          2011...............     $1.34       $1.30         3,036
          2010...............     $1.23       $1.34         3,682
          2009...............     $1.03       $1.23         3,893
          2008...............     $1.57       $1.03         3,940
          2007...............     $0.00       $1.57         1,728
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.73            --
          2011...............     $0.79       $0.63            --
          2010...............     $0.68       $0.79            --
          2009...............     $0.41       $0.68            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.83       $0.89            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.01       $1.12         6,851
          2011...............     $1.05       $1.01         7,114
          2010...............     $0.98       $1.05         7,555
          2009...............     $0.70       $0.98         8,461
          2008...............     $1.32       $0.70        12,197
          2007...............     $1.19       $1.32        11,511
          2006...............     $1.13       $1.19        15,889
          2005...............     $1.10       $1.13        15,323
          2004...............     $0.00       $1.10         4,660
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.35        33,039
          2011...............     $0.33       $0.31        46,975
          2010...............     $0.29       $0.33        47,894
          2009...............     $0.24       $0.29        49,337
          2008...............     $1.13       $0.24        22,361
          2007...............     $1.16       $1.13        17,196
          2006...............     $1.09       $1.16        15,089
          2005...............     $1.10       $1.09        14,661
          2004...............     $1.03       $1.10         3,953
          2003...............     $1.00(a)    $1.03         2,640
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.96            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(s)    $0.90            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.45       $1.73            --
          2011...............     $1.61       $1.45            --
          2010...............     $1.44       $1.61            --
          2009...............     $1.06       $1.44            --
          2008...............     $1.91       $1.06            --
          2007...............     $1.00(s)    $1.91            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $1.00       $1.03            --
          2011...............     $1.01       $1.00            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11            --
          2011...............     $1.03       $1.04            --
          2010...............     $1.00       $1.03            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.99       $1.16            --
          2011...............     $1.00       $0.99            --
          2010...............     $0.91       $1.00            --
          2009...............     $0.72       $0.91            --
          2008...............     $1.34       $0.72            --
          2007...............     $1.00(s)    $1.34            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.98       $1.14            --
          2011...............     $1.06       $0.98            --
          2010...............     $0.95       $1.06            --
          2009...............     $0.75       $0.95            --
          2008...............     $1.25       $0.75            --
          2007...............     $1.00(s)    $1.25            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.02       $1.22         4,248
          2011...............     $1.26       $1.02         4,299
          2010...............     $1.17       $1.26        16,720
          2009...............     $0.96       $1.17        16,747
          2008...............     $1.76       $0.96        14,640
          2007...............     $1.67       $1.76        14,601
          2006...............     $1.34       $1.67        16,053
          2005...............     $1.22       $1.34        16,825
          2004...............     $1.07       $1.22        17,457
          2003...............     $1.00(a)    $1.07        12,794
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.09       $1.24            --
          2011...............     $1.18       $1.09            --
          2010...............     $1.01       $1.18            --
          2009...............     $0.78       $1.01            --
          2008...............     $1.31       $0.78            --
          2007...............     $1.00(s)    $1.31            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.07       $1.20            --
          2011...............     $1.34       $1.07            --
          2010...............     $1.13       $1.34            --
          2009...............     $0.71       $1.13            --
          2008...............     $1.15       $0.71            --
          2007...............     $1.00(s)    $1.15            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.45% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.13       $1.19        149,691
          2011...............     $1.07       $1.13        111,459
          2010...............     $1.01       $1.07         97,290
          2009...............     $0.89       $1.01         78,099
          2008...............     $1.06       $0.89         48,867
          2007...............     $1.00(s)    $1.06             --
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.43       $1.63         63,526
          2011...............     $1.50       $1.43         42,602
          2010...............     $1.22       $1.50         34,058
          2009...............     $0.91       $1.22         15,317
          2008...............     $1.48       $0.91         13,213
          2007...............     $1.00(s)    $1.48             --
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.12       $1.26             --
          2011...............     $1.13       $1.12             --
          2010...............     $1.01       $1.13             --
          2009...............     $0.82       $1.01             --
          2008...............     $1.34       $0.82             --
          2007...............     $1.00(s)    $1.34             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.26       $1.43         72,198
          2011...............     $1.30       $1.26         35,249
          2010...............     $1.17       $1.30         62,217
          2009...............     $1.02       $1.17         16,539
          2008...............     $1.00       $1.02          9,793
          2007...............     $1.00(s)    $1.00             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.94       $0.92         16,736
          2011...............     $0.97       $0.94         14,581
          2010...............     $0.99       $0.97         12,211
          2009...............     $1.01       $0.99         11,645
          2008...............     $1.02       $1.01          4,562
          2007...............     $1.00(s)    $1.02             --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.04       $1.05         18,560
          2011...............     $1.00       $1.04         13,736
          2010...............     $0.96       $1.00         14,653
          2009...............     $0.91       $0.96         14,401
          2008...............     $1.07       $0.91          4,535
          2007...............     $1.00(s)    $1.07             --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.56       $1.80         34,771
          2011...............     $1.52       $1.56         19,130
          2010...............     $1.21       $1.52         16,519
          2009...............     $0.99       $1.21          7,072
          2008...............     $1.60       $0.99          4,500
          2007...............     $1.00(s)    $1.60             --
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(s)    $0.92        544,879
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.08       $1.21             --
          2011...............     $1.08       $1.08             --
          2010...............     $0.97       $1.08             --
          2009...............     $0.84       $0.97             --
          2008...............     $1.04       $0.84             --
          2007...............     $1.00(s)    $1.04             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.02       $1.13         11,215
          2011...............     $1.04       $1.02             --
          2010...............     $0.92       $1.04             --
          2009...............     $0.70       $0.92             --
          2008...............     $1.23       $0.70             --
          2007...............     $1.00(s)    $1.23             --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.20       $1.34        104,114
          2011...............     $1.22       $1.20         49,893
          2010...............     $1.10       $1.22         43,659
          2009...............     $0.94       $1.10         14,073
          2008...............     $1.32       $0.94             --
          2007...............     $1.00(s)    $1.32             --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.21       $1.26        147,136
          2011...............     $1.11       $1.21         54,822
          2010...............     $1.08       $1.11         43,909
          2009...............     $1.00       $1.08         22,161
          2008...............     $1.04       $1.00             --
          2007...............     $1.00(s)    $1.04             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93            356
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03          5,006
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99         22,175
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04          3,007
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02          1,553
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.87         13,893
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89             --
          2011...............     $1.00       $0.77             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.34       $1.52         57,852
          2011...............     $1.41       $1.34         38,494
          2010...............     $1.24       $1.41         38,977
          2009...............     $0.94       $1.24         22,033
          2008...............     $1.68       $0.94             --
          2007...............     $1.00(s)    $1.68             --
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.09       $1.25         12,550
          2011...............     $1.11       $1.09         12,970
          2010...............     $0.99       $1.11          7,652
          2009...............     $0.78       $0.99          7,744
          2008...............     $1.40       $0.78         12,828
          2007...............     $1.00(s)    $1.40             --

2.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.13       $1.25         62,276
          2011...............     $1.11       $1.13         19,536
          2010...............     $1.00       $1.11         13,647
          2009...............     $0.72       $1.00         13,964
          2008...............     $0.98       $0.72            738
          2007...............     $1.00(s)    $0.98             --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.66       $1.86          6,524
          2011...............     $1.91       $1.66             --
          2010...............     $1.52       $1.91             --
          2009...............     $1.12       $1.52             --
          2008...............     $1.90       $1.12             --
          2007...............     $1.00(s)    $1.90             --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.04       $1.14         26,678
          2011...............     $1.08       $1.04          1,582
          2010...............     $0.99       $1.08             --
          2009...............     $0.78       $0.99             --
          2008...............     $1.23       $0.78             --
          2007...............     $1.00(s)    $1.23             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.02         65,745
          2011...............     $0.94       $0.88         30,504
          2010...............     $0.75       $0.94         26,937
          2009...............     $0.59       $0.75          7,030
          2008...............     $0.91       $0.59             --
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.23       $1.33         56,542
          2011...............     $1.32       $1.23         51,194
          2010...............     $1.06       $1.32         49,006
          2009...............     $0.76       $1.06         25,496
          2008...............     $1.35       $0.76             --
          2007...............     $1.00(s)    $1.35             --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.18       $1.31          1,307
          2011...............     $1.22       $1.18          1,402
          2010...............     $1.12       $1.22             --
          2009...............     $0.91       $1.12             --
          2008...............     $1.49       $0.91             --
          2007...............     $1.00(s)    $1.49             --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.91       $2.11         11,022
          2011...............     $2.33       $1.91         73,556
          2010...............     $2.03       $2.33         73,435
          2009...............     $1.20       $2.03         74,357
          2008...............     $2.61       $1.20         65,944
          2007...............     $1.00(s)    $2.61             --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-
          ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05         93,205
          2011...............     $1.01       $1.05         21,324
          2010...............     $1.00       $1.01          9,770
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.84        101,150
          2011...............     $0.81       $0.75        102,425
          2010...............     $0.71       $0.81             --
          2009...............     $0.58       $0.71             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(s)    $0.94             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.88       $0.95         97,852
          2011...............     $0.91       $0.88         30,640
          2010...............     $0.83       $0.91             --
          2009...............     $0.72       $0.83             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(s)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.02       $1.05             --
          2011...............     $1.01       $1.02             --
          2010...............     $0.97       $1.01             --
          2009...............     $0.92       $0.97             --
          2008...............     $1.01       $0.92             --
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.80       $0.88        370,216
          2011...............     $0.85       $0.80        468,941
          2010...............     $0.76       $0.85        505,234
          2009...............     $0.63       $0.76        539,481
          2008...............     $1.00       $0.63        618,286
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.95       $1.00        134,944
          2011...............     $0.96       $0.95         72,035
          2010...............     $0.90       $0.96         44,254
          2009...............     $0.82       $0.90         20,060
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE SUB-
          ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.08       $1.20          2,028
          2011...............     $1.18       $1.08             --
          2010...............     $1.01       $1.18             --
          2009...............     $0.63       $1.01             --
          2008...............     $1.26       $0.63             --
          2007...............     $1.00(s)    $1.26             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.86       $0.98         21,140
          2011...............     $0.87       $0.86             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.54       $0.73             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00       $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.14       $1.33         64,357
          2011...............     $1.20       $1.14         16,634
          2010...............     $1.06       $1.20         11,121
          2009...............     $0.85       $1.06             --
          2008...............     $1.35       $0.85             --
          2007...............     $1.00       $1.35             --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.15       $1.28             --
          2011...............     $1.18       $1.15             --
          2010...............     $1.11       $1.18             --
          2009...............     $0.89       $1.11             --
          2008...............     $1.31       $0.89             --
          2007...............     $1.00(s)    $1.31             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.94       $1.03             --
          2011...............     $0.98       $0.94             --
          2010...............     $0.93       $0.98             --
          2009...............     $0.72       $0.93             --
          2008...............     $1.19       $0.72             --
          2007...............     $1.00(s)    $1.19             --

2.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.22       $1.36             --
          2011...............     $1.28       $1.22             --
          2010...............     $1.17       $1.28             --
          2009...............     $0.97       $1.17             --
          2008...............     $1.46       $0.97             --
          2007...............     $1.00(s)    $1.46             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.88       $0.97         88,045
          2011...............     $0.91       $0.88         33,713
          2010...............     $0.73       $0.91         30,477
          2009...............     $0.62       $0.73          7,647
          2008...............     $0.92       $0.62            357
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.98       $2.30         34,424
          2011...............     $2.18       $1.98         34,855
          2010...............     $2.06       $2.18         52,010
          2009...............     $1.69       $2.06             --
          2008...............     $2.33       $1.69             --
          2007...............     $1.00(s)    $2.33             --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.35       $1.47          3,141
          2011...............     $1.34       $1.35             --
          2010...............     $1.17       $1.34             --
          2009...............     $1.06       $1.17             --
          2008...............     $1.38       $1.06             --
          2007...............     $1.00(s)    $1.38             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.40       $1.62             --
          2011...............     $1.41       $1.40             --
          2010...............     $1.20       $1.41             --
          2009...............     $0.99       $1.20             --
          2008...............     $1.56       $0.99             --
          2007...............     $1.00(s)    $1.56             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.19       $1.18          3,188
          2011...............     $1.55       $1.19          2,575
          2010...............     $1.35       $1.55             --
          2009...............     $0.80       $1.35             --
          2008...............     $2.13       $0.80             --
          2007...............     $0.00       $2.13        250,674
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.22       $1.34        119,438
          2011...............     $1.22       $1.22         66,835
          2010...............     $1.11       $1.22         56,337
          2009...............     $0.90       $1.11         23,722
          2008...............     $1.44       $0.90         13,867
          2007...............     $1.00(s)    $1.44             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.35       $1.49        106,427
          2011...............     $1.61       $1.35         57,674
          2010...............     $1.44       $1.61         44,239
          2009...............     $1.08       $1.44         17,496
          2008...............     $1.91       $1.08         10,592
          2007...............     $1.00(s)    $1.91             --
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.34       $1.55         96,949
          2011...............     $1.49       $1.34         50,657
          2010...............     $1.33       $1.49         41,037
          2009...............     $1.07       $1.33         18,412
          2008...............     $1.90       $1.07             --
          2007...............     $1.00(s)    $1.90             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.33       $1.45         7,955
          2011...............     $1.46       $1.33         8,055
          2010...............     $1.06       $1.46         8,156
          2009...............     $0.77       $1.06         8,258
          2008...............     $1.52       $0.77            --
          2007...............     $1.00(s)    $1.52            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.54       $1.71        12,895
          2011...............     $1.59       $1.54            --
          2010...............     $1.24       $1.59            --
          2009...............     $0.86       $1.24            --
          2008...............     $1.39       $0.86            --
          2007...............     $1.00(s)    $1.39            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.62       $2.02         3,122
          2011...............     $1.76       $1.62         2,851
          2010...............     $1.60       $1.76         2,017
          2009...............     $1.14       $1.60            --
          2008...............     $1.77       $1.14            --
          2007...............     $1.00(s)    $1.77            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.26       $1.30        24,629
          2011...............     $1.45       $1.26        26,138
          2010...............     $1.15       $1.45        22,065
          2009...............     $0.88       $1.15           980
          2008...............     $1.48       $0.88         3,816
          2007...............     $1.00(s)    $1.48            --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.29       $1.49         9,283
          2011...............     $1.51       $1.29         9,179
          2010...............     $1.23       $1.51         5,334
          2009...............     $0.97       $1.23         1,347
          2008...............     $1.35       $0.97         5,526
          2007...............     $1.00(s)    $1.35            --
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.16       $1.35         1,099
          2011...............     $1.29       $1.16            --
          2010...............     $1.11       $1.29            --
          2009...............     $0.90       $1.11            --
          2008...............     $1.39       $0.90            --
          2007...............     $1.00(s)    $1.39            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.40       $1.55         3,482
          2011...............     $1.41       $1.40         3,526
          2010...............     $1.34       $1.41            --
          2009...............     $1.09       $1.34            --
          2008...............     $1.33       $1.09            --
          2007...............     $1.00(s)    $1.33            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(:
          2012...............     $1.37       $1.65         9,335
          2011...............     $1.50       $1.37         9,453
          2010...............     $1.45       $1.50         6,561
          2009...............     $1.02       $1.45            --
          2008...............     $1.87       $1.02            --
          2007...............     $1.00       $1.87            --
         JANUS ASPEN(X): OVERSEAS SUB-ACCOUNT:
          2012...............     $1.83       $2.03        30,929
          2011...............     $2.78       $1.83        30,481
          2010...............     $2.28       $2.78        22,974
          2009...............     $1.30       $2.28         7,705
          2008...............     $2.80       $1.30         5,699
          2007...............     $1.00(s)    $2.80            --

2.45% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.92       $0.99         68,270
          2011...............     $0.97       $0.92         29,397
          2010...............     $0.86       $0.97         25,908
          2009...............     $0.66       $0.86          6,142
          2008...............     $0.94       $0.66             --
          2007...............     $1.00(s)    $0.94             --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.13       $1.28        108,349
          2011...............     $1.15       $1.13         56,283
          2010...............     $1.05       $1.15         47,681
          2009...............     $0.77       $1.05         20,069
          2008...............     $1.26       $0.77         16,057
          2007...............     $1.00(s)    $1.26             --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.94       $1.06         19,016
          2011...............     $1.02       $0.94             --
          2010...............     $0.81       $1.02             --
          2009...............     $0.59       $0.81             --
          2008...............     $1.25       $0.59             --
          2007...............     $1.00       $1.25             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.29       $1.52             --
          2011...............     $1.48       $1.29             --
          2010...............     $1.12       $1.48             --
          2009...............     $0.70       $1.12             --
          2008...............     $1.19       $0.70             --
          2007...............     $1.00(s)    $1.19             --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.29       $1.46        147,183
          2011...............     $1.33       $1.29         98,154
          2010...............     $1.23       $1.33         84,083
          2009...............     $1.03       $1.23         40,329
          2008...............     $1.56       $1.03         22,823
          2007...............     $1.00(s)    $1.56             --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.73        140,656
          2011...............     $0.79       $0.63        104,774
          2010...............     $0.68       $0.79         99,666
          2009...............     $0.41       $0.68          8,031
          2008...............     $1.00       $0.41             --
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.82       $0.89            345
          2011...............     $0.87       $0.82             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.01       $1.12         22,885
          2011...............     $1.05       $1.01             --
          2010...............     $0.98       $1.05             --
          2009...............     $0.70       $0.98             --
          2008...............     $1.32       $0.70             --
          2007...............     $1.00(s)    $1.32             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.34         19,178
          2011...............     $0.32       $0.31         13,489
          2010...............     $0.29       $0.32         13,659
          2009...............     $0.24       $0.29         13,832
          2008...............     $1.13       $0.24          6,378
          2007...............     $1.00(s)    $1.13             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.84       $0.96          1,610
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.45       $1.72            298
          2011...............     $1.61       $1.45            307
          2010...............     $1.44       $1.61             --
          2009...............     $1.06       $1.44             --
          2008...............     $1.91       $1.06             --
          2007...............     $1.00(s)    $1.91             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $0.99       $1.03        185,231
          2011...............     $1.01       $0.99        126,971
          2010...............     $1.00       $1.01        109,646
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.04       $1.11        340,065
          2011...............     $1.02       $1.04        202,765
          2010...............     $1.00       $1.02        177,141
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.99       $1.15             --
          2011...............     $1.00       $0.99             --
          2010...............     $0.91       $1.00             --
          2009...............     $0.72       $0.91             --
          2008...............     $1.33       $0.72             --
          2007...............     $1.00(s)    $1.33             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.98       $1.14          8,867
          2011...............     $1.05       $0.98          8,978
          2010...............     $0.94       $1.05          6,335
          2009...............     $0.74       $0.94             --
          2008...............     $1.24       $0.74             --
          2007...............     $1.00(s)    $1.24             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.02       $1.21             --
          2011...............     $1.26       $1.02             --
          2010...............     $1.17       $1.26             --
          2009...............     $0.96       $1.17             --
          2008...............     $1.76       $0.96             --
          2007...............     $1.00(s)    $1.76             --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.09       $1.24             --
          2011...............     $1.17       $1.09             --
          2010...............     $1.00       $1.17             --
          2009...............     $0.78       $1.00             --
          2008...............     $1.30       $0.78             --
          2007...............     $1.00(s)    $1.30             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.07       $1.19             --
          2011...............     $1.33       $1.07             --
          2010...............     $1.13       $1.33             --
          2009...............     $0.71       $1.13             --
          2008...............     $1.15       $0.71             --
          2007...............     $1.00(s)    $1.15             --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01             --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01             --

2.50% Variable Account Charge


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.13       $1.18        244,192
          2011...............     $1.07       $1.13        297,754
          2010...............     $1.00       $1.07        261,792
          2009...............     $0.89       $1.00        245,480
          2008...............     $1.05       $0.89         43,029
          2007...............     $0.00       $1.05         24,380
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.42       $1.63         70,700
          2011...............     $1.49       $1.42         63,514
          2010...............     $1.21       $1.49         52,782
          2009...............     $0.91       $1.21         45,580
          2008...............     $1.47       $0.91         12,794
          2007...............     $0.00       $1.47          9,828
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.12       $1.26          7,096
          2011...............     $1.13       $1.12          8,172
          2010...............     $1.01       $1.13          9,690
          2009...............     $0.82       $1.01         10,599
          2008...............     $1.34       $0.82          5,351
          2007...............     $1.00(s)    $1.34             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.26       $1.42         52,425
          2011...............     $1.29       $1.26         64,764
          2010...............     $1.16       $1.29         75,244
          2009...............     $1.01       $1.16         70,516
          2008...............     $1.00       $1.01         26,578
          2007...............     $0.00       $1.00          5,411
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.94       $0.92        211,362
          2011...............     $0.96       $0.94        207,931
          2010...............     $0.99       $0.96         19,121
          2009...............     $1.01       $0.99         17,655
          2008...............     $1.02       $1.01        117,945
          2007...............     $1.00(s)    $1.02             --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.03       $1.04         23,471
          2011...............     $0.99       $1.03         23,456
          2010...............     $0.95       $0.99         27,723
          2009...............     $0.91       $0.95         25,929
          2008...............     $1.07       $0.91          7,173
          2007...............     $0.00       $1.07          4,617
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.56       $1.79         44,909
          2011...............     $1.52       $1.56         49,496
          2010...............     $1.21       $1.52         39,037
          2009...............     $0.99       $1.21         43,177
          2008...............     $1.60       $0.99          8,682
          2007...............     $0.00       $1.60          3,089
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49          9,109
          2011...............     $0.56       $0.44         91,399
          2010...............     $0.55       $0.56         94,829
          2009...............     $0.42       $0.55        103,712
          2008...............     $1.00       $0.42         16,245
          2007...............     $1.00(s)    $0.92             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.08       $1.20             --
          2011...............     $1.07       $1.08             --
          2010...............     $0.97       $1.07             --
          2009...............     $0.84       $0.97             --
          2008...............     $1.32       $0.84             --
          2007...............     $1.00(s)    $1.32             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.02       $1.13             --
          2011...............     $1.03       $1.02             --
          2010...............     $0.91       $1.03             --
          2009...............     $0.70       $0.91             --
          2008...............     $1.22       $0.70             --
          2007...............     $1.00(s)    $1.22             --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.19       $1.33         24,282
          2011...............     $1.21       $1.19         24,876
          2010...............     $1.10       $1.21         36,916
          2009...............     $0.94       $1.10         34,706
          2008...............     $1.32       $0.94             --
          2007...............     $1.00(s)    $1.32             --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.20       $1.26        191,556
          2011...............     $1.11       $1.20        123,773
          2010...............     $1.08       $1.11        128,322
          2009...............     $1.00       $1.08         60,557
          2008...............     $1.04       $1.00         15,169
          2007...............     $1.00(s)    $1.04             --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98          6,091
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03         35,884
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99         65,967
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.99       $1.02         27,239
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.87         28,236
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89         74,043
          2011...............     $1.00       $0.77             --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.34       $1.51         20,650
          2011...............     $1.41       $1.34         10,364
          2010...............     $1.23       $1.41         10,336
          2009...............     $0.93       $1.23         12,140
          2008...............     $1.67       $0.93          9,430
          2007...............     $1.00(s)    $1.67             --
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.09       $1.24         31,022
          2011...............     $1.11       $1.09         26,807
          2010...............     $0.99       $1.11         27,370
          2009...............     $0.78       $0.99         24,327
          2008...............     $1.40       $0.78         13,008
          2007...............     $0.00       $1.40          8,848
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.12       $1.25         18,211
          2011...............     $1.11       $1.12         19,696
          2010...............     $1.00       $1.11         21,362
          2009...............     $0.72       $1.00         19,988
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(s)    $0.98             --

2.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.66       $1.85         44,757
          2011...............     $1.90       $1.66         42,797
          2010...............     $1.52       $1.90         56,016
          2009...............     $1.11       $1.52          8,017
          2008...............     $1.89       $1.11          4,636
          2007...............     $1.00(s)    $1.89             --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.03       $1.13             --
          2011...............     $1.08       $1.03         26,150
          2010...............     $0.99       $1.08         26,492
          2009...............     $0.78       $0.99         26,838
          2008...............     $1.22       $0.78             --
          2007...............     $1.00(s)    $1.22             --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.01         26,720
          2011...............     $0.93       $0.88         36,174
          2010...............     $0.75       $0.93         43,551
          2009...............     $0.59       $0.75         45,589
          2008...............     $0.91       $0.59          9,537
          2007...............     $1.00(s)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.22       $1.32             --
          2011...............     $1.32       $1.22         22,997
          2010...............     $1.06       $1.32         23,298
          2009...............     $0.76       $1.06         23,602
          2008...............     $1.35       $0.76             --
          2007...............     $1.00(s)    $1.35             --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.17       $1.31          8,094
          2011...............     $1.21       $1.17         30,081
          2010...............     $1.12       $1.21         29,236
          2009...............     $0.91       $1.12         28,459
          2008...............     $1.49       $0.91             --
          2007...............     $1.00(s)    $1.49             --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.90       $2.10          7,922
          2011...............     $2.32       $1.90         10,239
          2010...............     $2.02       $2.32          8,197
          2009...............     $1.20       $2.02            463
          2008...............     $2.60       $1.20          1,245
          2007...............     $0.00       $2.60          1,007
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05             --
          2011...............     $1.01       $1.05             --
          2010...............     $1.00       $1.01             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.83         93,684
          2011...............     $0.81       $0.75         94,915
          2010...............     $0.71       $0.81         52,393
          2009...............     $0.58       $0.71             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(s)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.88       $0.95        440,155
          2011...............     $0.91       $0.88        443,686
          2010...............     $0.83       $0.91        510,161
          2009...............     $0.72       $0.83        292,492
          2008...............     $0.97       $0.72        170,240
          2007...............     $1.00(s)    $0.97             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.02       $1.04         33,742
          2011...............     $1.01       $1.02         34,185
          2010...............     $0.97       $1.01         34,631
          2009...............     $0.92       $0.97         35,084
          2008...............     $1.01       $0.92             --
          2007...............     $1.00(s)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.80       $0.88             --
          2011...............     $0.85       $0.80             --
          2010...............     $0.76       $0.85             --
          2009...............     $0.63       $0.76             --
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(s)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.94       $0.99         69,613
          2011...............     $0.96       $0.94         70,560
          2010...............     $0.90       $0.96        109,072
          2009...............     $0.82       $0.90        110,782
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.08       $1.19             --
          2011...............     $1.18       $1.08             --
          2010...............     $1.01       $1.18             --
          2009...............     $0.63       $1.01             --
          2008...............     $1.46       $0.63             --
          2007...............     $1.00(s)    $1.46             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.86       $0.98             --
          2011...............     $0.87       $0.86             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.54       $0.73             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(s)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.14       $1.32             --
          2011...............     $1.19       $1.14             --
          2010...............     $1.06       $1.19             --
          2009...............     $0.84       $1.06             --
          2008...............     $1.35       $0.84             --
          2007...............     $1.00(s)    $1.35             --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.15       $1.27             --
          2011...............     $1.18       $1.15             --
          2010...............     $1.11       $1.18             --
          2009...............     $0.89       $1.11             --
          2008...............     $1.30       $0.89             --
          2007...............     $1.00(s)    $1.30             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.94       $1.03             --
          2011...............     $0.98       $0.94             --
          2010...............     $0.93       $0.98             --
          2009...............     $0.71       $0.93             --
          2008...............     $1.19       $0.71             --
          2007...............     $1.00(s)    $1.19             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.22       $1.36            823
          2011...............     $1.27       $1.22          1,517
          2010...............     $1.17       $1.27          2,276
          2009...............     $0.96       $1.17          3,084
          2008...............     $1.46       $0.96             --
          2007...............     $1.00(s)    $1.46             --

2.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.88       $0.97         43,581
          2011...............     $0.91       $0.88         56,601
          2010...............     $0.73       $0.91         67,787
          2009...............     $0.62       $0.73         69,665
          2008...............     $0.92       $0.62         17,953
          2007...............     $1.00(s)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.97       $2.29        147,240
          2011...............     $2.17       $1.97        166,049
          2010...............     $2.05       $2.17        157,104
          2009...............     $1.68       $2.05         18,545
          2008...............     $2.32       $1.68         11,508
          2007...............     $1.00(s)    $2.32             --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.34       $1.46             --
          2011...............     $1.33       $1.34             --
          2010...............     $1.17       $1.33             --
          2009...............     $1.06       $1.17             --
          2008...............     $1.37       $1.06             --
          2007...............     $1.00(s)    $1.37             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.40       $1.62             --
          2011...............     $1.41       $1.40             --
          2010...............     $1.19       $1.41             --
          2009...............     $0.99       $1.19             --
          2008...............     $1.55       $0.99             --
          2007...............     $1.00(s)    $1.55             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.18       $1.17         90,822
          2011...............     $1.54       $1.18         76,247
          2010...............     $1.35       $1.54         94,510
          2009...............     $0.80       $1.35         17,257
          2008...............     $2.12       $0.80         10,453
          2007...............     $1.00(s)    $2.12             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.21       $1.33         99,751
          2011...............     $1.22       $1.21        102,115
          2010...............     $1.11       $1.22         79,301
          2009...............     $0.89       $1.11         75,905
          2008...............     $1.44       $0.89         20,985
          2007...............     $0.00(s)    $1.44          9,952
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.34       $1.48         58,615
          2011...............     $1.60       $1.34         55,038
          2010...............     $1.44       $1.60         64,855
          2009...............     $1.08       $1.44         61,492
          2008...............     $1.91       $1.08         16,453
          2007...............     $0.00(s)    $1.91          7,270
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.34       $1.54             --
          2011...............     $1.48       $1.34         24,664
          2010...............     $1.32       $1.48         23,954
          2009...............     $1.07       $1.32         23,183
          2008...............     $1.89       $1.07             --
          2007...............     $1.00(s)    $1.89             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.32       $1.44             --
          2011...............     $1.46       $1.32             --
          2010...............     $1.06       $1.46             --
          2009...............     $0.77       $1.06             --
          2008...............     $1.52       $0.77             --
          2007...............     $1.00(s)    $1.52             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.54       $1.70          6,846
          2011...............     $1.58       $1.54             --
          2010...............     $1.23       $1.58             --
          2009...............     $0.86       $1.23             --
          2008...............     $1.39       $0.86             --
          2007...............     $1.00(s)    $1.39             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.61       $2.01          6,988
          2011...............     $1.76       $1.61          5,549
          2010...............     $1.60       $1.76          8,582
          2009...............     $1.14       $1.60          9,503
          2008...............     $1.76       $1.14         11,885
          2007...............     $0.00(s)    $1.76          2,890
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.26       $1.29          4,276
          2011...............     $1.44       $1.26          1,585
          2010...............     $1.15       $1.44          1,517
          2009...............     $0.87       $1.15          1,569
          2008...............     $1.47       $0.87          3,851
          2007...............     $0.00(s)    $1.47          3,517
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.28       $1.48          9,879
          2011...............     $1.51       $1.28          6,750
          2010...............     $1.22       $1.51          6,633
          2009...............     $0.97       $1.22          2,587
          2008...............     $1.35       $0.97          5,269
          2007...............     $0.00(s)    $1.35          5,127
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.16       $1.34             --
          2011...............     $1.28       $1.16             --
          2010...............     $1.11       $1.28             --
          2009...............     $0.90       $1.11             --
          2008...............     $1.39       $0.90             --
          2007...............     $1.00(s)    $1.39             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.39       $1.54          2,013
          2011...............     $1.41       $1.39          2,997
          2010...............     $1.33       $1.41          3,369
          2009...............     $1.09       $1.33          5,911
          2008...............     $1.33       $1.09          7,306
          2007...............     $1.00(s)    $1.33             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.36       $1.64         95,982
          2011...............     $1.50       $1.36        102,212
          2010...............     $1.44       $1.50        142,321
          2009...............     $1.01       $1.44          9,268
          2008...............     $1.87       $1.01          8,164
          2007...............     $0.00       $1.87          3,839
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.83       $2.02         35,408
          2011...............     $2.77       $1.83         33,922
          2010...............     $2.27       $2.77         33,394
          2009...............     $1.30       $2.27         32,719
          2008...............     $2.79       $1.30         16,249
          2007...............     $0.00       $2.79          4,020
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.92       $0.99         34,921
          2011...............     $0.97       $0.92         41,269
          2010...............     $0.86       $0.97         48,770
          2009...............     $0.66       $0.86         38,689
          2008...............     $0.94       $0.66         11,727
          2007...............     $1.00(s)    $0.94             --

2.50% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.12       $1.28         52,031
          2011...............     $1.14       $1.12         62,928
          2010...............     $1.05       $1.14         75,515
          2009...............     $0.77       $1.05         70,360
          2008...............     $1.26       $0.77         15,414
          2007...............     $0.00       $1.26         11,390
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.93       $1.06             --
          2011...............     $1.02       $0.93             --
          2010...............     $0.81       $1.02             --
          2009...............     $0.59       $0.81             --
          2008...............     $1.24       $0.59             --
          2007...............     $1.00(s)    $1.24             --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.29       $1.52          5,066
          2011...............     $1.47       $1.29          5,132
          2010...............     $1.11       $1.47          5,199
          2009...............     $0.70       $1.11             --
          2008...............     $1.19       $0.70             --
          2007...............     $1.00(s)    $1.19             --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.29       $1.46        128,365
          2011...............     $1.33       $1.29        139,423
          2010...............     $1.22       $1.33        162,994
          2009...............     $1.02       $1.22        144,161
          2008...............     $1.56       $1.02         27,902
          2007...............     $0.00       $1.56         15,579
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.63       $0.73         38,418
          2011...............     $0.78       $0.63         29,833
          2010...............     $0.68       $0.78         34,762
          2009...............     $0.41       $0.68         38,124
          2008...............     $1.00       $0.41         10,469
          2007...............     $1.00(s)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.82       $0.89             --
          2011...............     $0.87       $0.82             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(s)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.00       $1.11             --
          2011...............     $1.04       $1.00             --
          2010...............     $0.98       $1.04             --
          2009...............     $0.70       $0.98             --
          2008...............     $1.31       $0.70             --
          2007...............     $1.00(s)    $1.31             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.34          6,612
          2011...............     $0.32       $0.31          6,825
          2010...............     $0.29       $0.32          6,859
          2009...............     $0.24       $0.29          7,005
          2008...............     $1.13       $0.24          6,650
          2007...............     $1.00(s)    $1.13             --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.83       $0.96         78,840
          2011...............     $0.88       $0.83         78,662
          2010...............     $0.73       $0.88        116,137
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(s)    $0.90             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.44       $1.71            --
          2011...............     $1.60       $1.44            --
          2010...............     $1.43       $1.60            --
          2009...............     $1.06       $1.43            --
          2008...............     $1.90       $1.06            --
          2007...............     $1.00(s)    $1.90            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $0.99       $1.03        63,512
          2011...............     $1.01       $0.99            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.03       $1.10        90,117
          2011...............     $1.02       $1.03            --
          2010...............     $1.00       $1.02            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.99       $1.15            --
          2011...............     $0.99       $0.99            --
          2010...............     $0.90       $0.99            --
          2009...............     $0.72       $0.90            --
          2008...............     $1.33       $0.72            --
          2007...............     $1.00(s)    $1.33            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.98       $1.13            --
          2011...............     $1.05       $0.98            --
          2010...............     $0.94       $1.05            --
          2009...............     $0.74       $0.94            --
          2008...............     $1.24       $0.74            --
          2007...............     $1.00(s)    $1.24            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.01       $1.20            --
          2011...............     $1.25       $1.01            --
          2010...............     $1.17       $1.25         4,217
          2009...............     $0.96       $1.17         4,195
          2008...............     $1.75       $0.96         3,320
          2007...............     $0.00       $1.75         3,801
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.08       $1.23            --
          2011...............     $1.17       $1.08            --
          2010...............     $1.00       $1.17            --
          2009...............     $0.78       $1.00            --
          2008...............     $1.30       $0.78            --
          2007...............     $1.00(s)    $1.30            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.06       $1.18            --
          2011...............     $1.33       $1.06            --
          2010...............     $1.13       $1.33            --
          2009...............     $0.70       $1.13            --
          2008...............     $1.15       $0.70            --
          2007...............     $1.00(s)    $1.15            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

2.55% Variable Account Charge


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.12       $1.18          --
          2011...............     $1.07       $1.12          --
          2010...............     $1.00       $1.07          --
          2009...............     $0.89       $1.00          --
          2008...............     $1.00       $0.89          --
          2007...............     $1.00(s)    $1.00          --
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.42       $1.62          --
          2011...............     $1.49       $1.42          --
          2010...............     $1.21       $1.49          --
          2009...............     $0.91       $1.21          --
          2008...............     $1.47       $0.91          --
          2007...............     $1.00(s)    $1.47          --
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.11       $1.25          --
          2011...............     $1.12       $1.11          --
          2010...............     $1.00       $1.12          --
          2009...............     $0.82       $1.00          --
          2008...............     $1.34       $0.82          --
          2007...............     $1.00(s)    $1.34          --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.25       $1.42          --
          2011...............     $1.29       $1.25          --
          2010...............     $1.16       $1.29          --
          2009...............     $1.01       $1.16          --
          2008...............     $1.00       $1.01          --
          2007...............     $1.00(s)    $1.00          --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.94       $0.91          --
          2011...............     $0.96       $0.94          --
          2010...............     $0.99       $0.96          --
          2009...............     $1.01       $0.99          --
          2008...............     $1.01       $1.01          --
          2007...............     $1.00(s)    $1.01          --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.03       $1.04          --
          2011...............     $0.99       $1.03          --
          2010...............     $0.95       $0.99          --
          2009...............     $0.90       $0.95          --
          2008...............     $1.06       $0.90          --
          2007...............     $1.00(s)    $1.06          --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.55       $1.78          --
          2011...............     $1.51       $1.55          --
          2010...............     $1.20       $1.51          --
          2009...............     $0.99       $1.20          --
          2008...............     $1.59       $0.99          --
          2007...............     $1.00(s)    $1.59          --
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.49          --
          2011...............     $0.56       $0.44          --
          2010...............     $0.55       $0.56          --
          2009...............     $0.42       $0.55          --
          2008...............     $1.00       $0.42          --
          2007...............     $1.00(s)    $0.92          --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.07       $1.20          --
          2011...............     $1.07       $1.07          --
          2010...............     $0.96       $1.07          --
          2009...............     $0.84       $0.96          --
          2008...............     $1.32       $0.84          --
          2007...............     $1.00(s)    $1.32          --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.01       $1.12          --
          2011...............     $1.03       $1.01          --
          2010...............     $0.91       $1.03          --
          2009...............     $0.69       $0.91          --
          2008...............     $1.22       $0.69          --
          2007...............     $1.00(s)    $1.22          --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.19       $1.33          --
          2011...............     $1.21       $1.19          --
          2010...............     $1.10       $1.21          --
          2009...............     $0.94       $1.10          --
          2008...............     $1.32       $0.94          --
          2007...............     $1.00(s)    $1.32          --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.20       $1.26          --
          2011...............     $1.10       $1.20          --
          2010...............     $1.08       $1.10          --
          2009...............     $1.00       $1.08          --
          2008...............     $1.04       $1.00          --
          2007...............     $1.00(s)    $1.04          --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93          --
          2011...............     $1.00       $0.81          --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98          --
          2011...............     $1.00       $0.82          --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03          --
          2011...............     $1.00       $0.90          --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99          --
          2011...............     $1.00       $0.86          --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04          --
          2011...............     $1.00       $1.05          --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.98       $1.02          --
          2011...............     $1.00       $0.98          --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.87          --
          2011...............     $1.00       $0.76          --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89          --
          2011...............     $1.00       $0.77          --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.33       $1.51          --
          2011...............     $1.40       $1.33          --
          2010...............     $1.23       $1.40          --
          2009...............     $0.93       $1.23          --
          2008...............     $1.67       $0.93          --
          2007...............     $1.00(s)    $1.67          --
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.08       $1.24          --
          2011...............     $1.10       $1.08          --
          2010...............     $0.99       $1.10          --
          2009...............     $0.78       $0.99          --
          2008...............     $1.40       $0.78          --
          2007...............     $1.00(s)    $1.40          --

2.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.12       $1.25          --
          2011...............     $1.11       $1.12          --
          2010...............     $1.00       $1.11          --
          2009...............     $0.72       $1.00          --
          2008...............     $0.98       $0.72          --
          2007...............     $1.00(s)    $0.98          --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.65       $1.84          --
          2011...............     $1.90       $1.65          --
          2010...............     $1.51       $1.90          --
          2009...............     $1.11       $1.51          --
          2008...............     $1.89       $1.11          --
          2007...............     $1.00(s)    $1.89          --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.03       $1.13          --
          2011...............     $1.07       $1.03          --
          2010...............     $0.99       $1.07          --
          2009...............     $0.78       $0.99          --
          2008...............     $1.22       $0.78          --
          2007...............     $1.00(s)    $1.22          --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.88       $1.01          --
          2011...............     $0.93       $0.88          --
          2010...............     $0.75       $0.93          --
          2009...............     $0.59       $0.75          --
          2008...............     $0.91       $0.59          --
          2007...............     $1.00(s)    $0.91          --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.22       $1.32          --
          2011...............     $1.31       $1.22          --
          2010...............     $1.06       $1.31          --
          2009...............     $0.75       $1.06          --
          2008...............     $1.35       $0.75          --
          2007...............     $1.00(s)    $1.35          --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.17       $1.30          --
          2011...............     $1.21       $1.17          --
          2010...............     $1.12       $1.21          --
          2009...............     $0.91       $1.12          --
          2008...............     $1.48       $0.91          --
          2007...............     $1.00(s)    $1.48          --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.89       $2.09          --
          2011...............     $2.31       $1.89          --
          2010...............     $2.01       $2.31          --
          2009...............     $1.20       $2.01          --
          2008...............     $2.60       $1.20          --
          2007...............     $1.00(s)    $2.60          --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05          --
          2011...............     $1.01       $1.05          --
          2010...............     $1.00       $1.01          --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.75       $0.83          --
          2011...............     $0.81       $0.75          --
          2010...............     $0.71       $0.81          --
          2009...............     $0.58       $0.71          --
          2008...............     $1.00       $0.58          --
          2007...............     $1.00(s)    $0.94          --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.88       $0.95          --
          2011...............     $0.91       $0.88          --
          2010...............     $0.83       $0.91          --
          2009...............     $0.72       $0.83          --
          2008...............     $0.97       $0.72          --
          2007...............     $1.00(s)    $0.97          --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.02       $1.04          --
          2011...............     $1.01       $1.02          --
          2010...............     $0.97       $1.01          --
          2009...............     $0.92       $0.97          --
          2008...............     $1.01       $0.92          --
          2007...............     $1.00(s)    $1.01          --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.80       $0.88          --
          2011...............     $0.85       $0.80          --
          2010...............     $0.76       $0.85          --
          2009...............     $0.63       $0.76          --
          2008...............     $1.00       $0.63          --
          2007...............     $1.00(s)    $0.95          --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.94       $0.99          --
          2011...............     $0.96       $0.94          --
          2010...............     $0.89       $0.96          --
          2009...............     $0.82       $0.89          --
          2008...............     $1.00       $0.82          --
          2007...............     $1.00(s)    $0.99          --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.07       $1.19          --
          2011...............     $1.18       $1.07          --
          2010...............     $1.01       $1.18          --
          2009...............     $0.62       $1.01          --
          2008...............     $1.26       $0.62          --
          2007...............     $1.00(s)    $1.26          --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.86       $0.98          --
          2011...............     $0.87       $0.86          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.54       $0.73          --
          2008...............     $0.95       $0.54          --
          2007...............     $1.00(s)    $0.95          --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.13       $1.31          --
          2011...............     $1.19       $1.13          --
          2010...............     $1.05       $1.19          --
          2009...............     $0.84       $1.05          --
          2008...............     $1.34       $0.84          --
          2007...............     $1.00(s)    $1.34          --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.14       $1.26          --
          2011...............     $1.17       $1.14          --
          2010...............     $1.10       $1.17          --
          2009...............     $0.88       $1.10          --
          2008...............     $1.30       $0.88          --
          2007...............     $1.00(s)    $1.30          --

2.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.93       $1.02          --
          2011...............     $0.97       $0.93          --
          2010...............     $0.93       $0.97          --
          2009...............     $0.71       $0.93          --
          2008...............     $1.19       $0.71          --
          2007...............     $1.00(s)    $1.19          --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.21       $1.35          --
          2011...............     $1.27       $1.21          --
          2010...............     $1.16       $1.27          --
          2009...............     $0.96       $1.16          --
          2008...............     $1.45       $0.96          --
          2007...............     $1.00(s)    $1.45          --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.87       $0.97          --
          2011...............     $0.91       $0.87          --
          2010...............     $0.72       $0.91          --
          2009...............     $0.61       $0.72          --
          2008...............     $0.92       $0.61          --
          2007...............     $1.00(s)    $0.92          --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.96       $2.28          --
          2011...............     $2.17       $1.96          --
          2010...............     $2.04       $2.17          --
          2009...............     $1.68       $2.04          --
          2008...............     $2.32       $1.68          --
          2007...............     $1.00(s)    $2.32          --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.34       $1.46          --
          2011...............     $1.33       $1.34          --
          2010...............     $1.16       $1.33          --
          2009...............     $1.05       $1.16          --
          2008...............     $1.37       $1.05          --
          2007...............     $1.00(s)    $1.37          --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.39       $1.61          --
          2011...............     $1.40       $1.39          --
          2010...............     $1.19       $1.40          --
          2009...............     $0.99       $1.19          --
          2008...............     $1.55       $0.99          --
          2007...............     $1.00(s)    $1.55          --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.18       $1.17          --
          2011...............     $1.54       $1.18          --
          2010...............     $1.35       $1.54          --
          2009...............     $0.80       $1.35          --
          2008...............     $2.12       $0.80          --
          2007...............     $1.00(s)    $2.12          --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.21       $1.33          --
          2011...............     $1.21       $1.21          --
          2010...............     $1.10       $1.21          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.43       $0.89          --
          2007...............     $1.00(s)    $1.43          --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.34       $1.48          --
          2011...............     $1.59       $1.34          --
          2010...............     $1.43       $1.59          --
          2009...............     $1.07       $1.43          --
          2008...............     $1.91       $1.07          --
          2007...............     $1.00(s)    $1.91          --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.33       $1.53          --
          2011...............     $1.48       $1.33          --
          2010...............     $1.32       $1.48          --
          2009...............     $1.07       $1.32          --
          2008...............     $1.89       $1.07          --
          2007...............     $1.00(s)    $1.89          --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.32       $1.43          --
          2011...............     $1.45       $1.32          --
          2010...............     $1.06       $1.45          --
          2009...............     $0.77       $1.06          --
          2008...............     $1.51       $0.77          --
          2007...............     $1.00(s)    $1.51          --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.53       $1.69          --
          2011...............     $1.58       $1.53          --
          2010...............     $1.23       $1.58          --
          2009...............     $0.86       $1.23          --
          2008...............     $1.39       $0.86          --
          2007...............     $1.00(s)    $1.39          --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.61       $2.00          --
          2011...............     $1.75       $1.61          --
          2010...............     $1.59       $1.75          --
          2009...............     $1.13       $1.59          --
          2008...............     $1.76       $1.13          --
          2007...............     $1.00(s)    $1.76          --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.25       $1.28          --
          2011...............     $1.44       $1.25          --
          2010...............     $1.14       $1.44          --
          2009...............     $0.87       $1.14          --
          2008...............     $1.47       $0.87          --
          2007...............     $1.00(s)    $1.47          --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.28       $1.48          --
          2011...............     $1.50       $1.28          --
          2010...............     $1.22       $1.50          --
          2009...............     $0.97       $1.22          --
          2008...............     $1.35       $0.97          --
          2007...............     $1.00(s)    $1.35          --
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.15       $1.34          --
          2011...............     $1.28       $1.15          --
          2010...............     $1.10       $1.28          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.38       $0.89          --
          2007...............     $1.00(s)    $1.38          --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.39       $1.53          --
          2011...............     $1.40       $1.39          --
          2010...............     $1.33       $1.40          --
          2009...............     $1.09       $1.33          --
          2008...............     $1.33       $1.09          --
          2007...............     $1.00(s)    $1.33          --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.35       $1.64          --
          2011...............     $1.49       $1.35          --
          2010...............     $1.44       $1.49          --
          2009...............     $1.01       $1.44          --
          2008...............     $1.86       $1.01          --
          2007...............     $1.00       $1.86          --

2.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.82       $2.01          --
          2011...............     $2.76       $1.82          --
          2010...............     $2.26       $2.76          --
          2009...............     $1.30       $2.26          --
          2008...............     $2.79       $1.30          --
          2007...............     $1.00(s)    $2.79          --
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.91       $0.99          --
          2011...............     $0.97       $0.91          --
          2010...............     $0.86       $0.97          --
          2009...............     $0.66       $0.86          --
          2008...............     $0.94       $0.66          --
          2007...............     $1.00       $0.94          --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.12       $1.27          --
          2011...............     $1.14       $1.12          --
          2010...............     $1.04       $1.14          --
          2009...............     $0.77       $1.04          --
          2008...............     $1.25       $0.77          --
          2007...............     $1.00(s)    $1.25          --
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.93       $1.05          --
          2011...............     $1.02       $0.93          --
          2010...............     $0.81       $1.02          --
          2009...............     $0.59       $0.81          --
          2008...............     $1.24       $0.59          --
          2007...............     $1.00(s)    $1.24          --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.28       $1.51          --
          2011...............     $1.47       $1.28          --
          2010...............     $1.11       $1.47          --
          2009...............     $0.70       $1.11          --
          2008...............     $1.18       $0.70          --
          2007...............     $1.00(s)    $1.18          --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.28       $1.45          --
          2011...............     $1.32       $1.28          --
          2010...............     $1.22       $1.32          --
          2009...............     $1.02       $1.22          --
          2008...............     $1.56       $1.02          --
          2007...............     $1.00(s)    $1.56          --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.62       $0.73          --
          2011...............     $0.78       $0.62          --
          2010...............     $0.68       $0.78          --
          2009...............     $0.41       $0.68          --
          2008...............     $1.00       $0.41          --
          2007...............     $1.00(s)    $0.97          --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.82       $0.89          --
          2011...............     $0.87       $0.82          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.57       $0.73          --
          2008...............     $0.96       $0.57          --
          2007...............     $1.00(s)    $0.96          --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $1.00       $1.11          --
          2011...............     $1.04       $1.00          --
          2010...............     $0.98       $1.04          --
          2009...............     $0.69       $0.98          --
          2008...............     $1.31       $0.69          --
          2007...............     $1.00(s)    $1.31          --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.31       $0.34          --
          2011...............     $0.32       $0.31          --
          2010...............     $0.29       $0.32          --
          2009...............     $0.23       $0.29          --
          2008...............     $1.12       $0.23          --
          2007...............     $1.00(s)    $1.12          --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.83       $0.95          --
          2011...............     $0.87       $0.83          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.55       $0.73          --
          2008...............     $0.90       $0.55          --
          2007...............     $1.00(s)    $0.90          --
         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.44       $1.70          --
          2011...............     $1.60       $1.44          --
          2010...............     $1.43       $1.60          --
          2009...............     $1.05       $1.43          --
          2008...............     $1.90       $1.05          --
          2007...............     $1.00(s)    $1.90          --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $0.99       $1.02          --
          2011...............     $1.01       $0.99          --
          2010...............     $1.00       $1.01          --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.03       $1.10          --
          2011...............     $1.02       $1.03          --
          2010...............     $1.00       $1.02          --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.98       $1.14          --
          2011...............     $0.99       $0.98          --
          2010...............     $0.90       $0.99          --
          2009...............     $0.71       $0.90          --
          2008...............     $1.33       $0.71          --
          2007...............     $1.00(s)    $1.33          --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.97       $1.13          --
          2011...............     $1.04       $0.97          --
          2010...............     $0.94       $1.04          --
          2009...............     $0.74       $0.94          --
          2008...............     $1.24       $0.74          --
          2007...............     $1.00(s)    $1.24          --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.01       $1.20          --
          2011...............     $1.25       $1.01          --
          2010...............     $1.16       $1.25          --
          2009...............     $0.96       $1.16          --
          2008...............     $1.75       $0.96          --
          2007...............     $1.00(s)    $1.75          --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.08       $1.23          --
          2011...............     $1.16       $1.08          --
          2010...............     $1.00       $1.16          --
          2009...............     $0.78       $1.00          --
          2008...............     $1.30       $0.78          --
          2007...............     $1.00(s)    $1.30          --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.06       $1.18          --
          2011...............     $1.32       $1.06          --
          2010...............     $1.12       $1.32          --
          2009...............     $0.70       $1.12          --
          2008...............     $1.15       $0.70          --
          2007...............     $1.00(s)    $1.15          --

2.55% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01          --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01          --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01          --

2.65% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.11       $1.16            --
          2011...............     $1.06       $1.11            --
          2010...............     $0.99       $1.06        13,124
          2009...............     $0.88       $0.99        13,843
          2008...............     $1.05       $0.88        15,431
          2007...............     $1.05       $1.05        19,100
          2006...............     $1.03       $1.05        39,994
          2005...............     $1.03       $1.03        39,427
          2004...............     $1.01       $1.03        37,874
          2003...............     $1.00(a)    $1.01        37,605
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $1.40       $1.60            --
          2011...............     $1.48       $1.40            --
          2010...............     $1.20       $1.48         3,261
          2009...............     $0.91       $1.20         3,708
          2008...............     $1.46       $0.91         3,707
          2007...............     $1.40       $1.46         3,977
          2006...............     $1.31       $1.40         7,360
          2005...............     $1.20       $1.31         7,291
          2004...............     $1.07       $1.20         8,153
          2003...............     $1.00(a)    $1.07         8,371
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $1.10       $1.24        14,597
          2011...............     $1.11       $1.10        14,811
          2010...............     $1.00       $1.11        15,026
          2009...............     $0.81       $1.00        15,395
          2008...............     $1.33       $0.81        16,137
          2007...............     $1.30       $1.33        13,878
          2006...............     $1.16       $1.30        13,524
          2005...............     $1.14       $1.16        14,114
          2004...............     $0.00       $1.14        13,782
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.24       $1.41            --
          2011...............     $1.28       $1.24            --
          2010...............     $1.15       $1.28            --
          2009...............     $1.01       $1.15            --
          2008...............     $0.99       $1.01            --
          2007...............     $1.00(s)    $0.99            --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.93       $0.91            --
          2011...............     $0.95       $0.93        10,987
          2010...............     $0.98       $0.95        23,392
          2009...............     $1.00       $0.98        21,740
          2008...............     $1.01       $1.00        17,758
          2007...............     $0.99       $1.01        26,776
          2006...............     $0.97       $0.99        41,655
          2005...............     $0.98       $0.97        40,782
          2004...............     $1.00       $0.98        38,399
          2003...............     $1.00(a)    $1.00        19,582


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.02       $1.03            --
          2011...............     $0.98       $1.02            --
          2010...............     $0.95       $0.98            --
          2009...............     $0.90       $0.95            --
          2008...............     $1.06       $0.90            --
          2007...............     $1.00(s)    $1.06            --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $1.54       $1.77            --
          2011...............     $1.50       $1.54            --
          2010...............     $1.19       $1.50         1,659
          2009...............     $0.98       $1.19         2,129
          2008...............     $1.59       $0.98         1,596
          2007...............     $1.93       $1.59         1,808
          2006...............     $1.52       $1.93         1,748
          2005...............     $1.40       $1.52         2,023
          2004...............     $1.06       $1.40         2,360
          2003...............     $1.00(a)    $1.06         2,730
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.44       $0.48            --
          2011...............     $0.56       $0.44            --
          2010...............     $0.55       $0.56            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(s)    $0.92            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $1.06       $1.19            --
          2011...............     $1.06       $1.06            --
          2010...............     $0.96       $1.06            --
          2009...............     $0.84       $0.96            --
          2008...............     $1.31       $0.84            --
          2007...............     $1.00(s)    $1.31            --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $1.00       $1.11            --
          2011...............     $1.02       $1.00            --
          2010...............     $0.91       $1.02        14,728
          2009...............     $0.69       $0.91        16,004
          2008...............     $1.22       $0.69        16,299
          2007...............     $1.03       $1.22        16,253
          2006...............     $1.10       $1.03        32,119
          2005...............     $1.11       $1.10        29,140
          2004...............     $1.03       $1.11        28,784
          2003...............     $1.00(a)    $1.03        28,708
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $1.18       $1.31            --
          2011...............     $1.20       $1.18            --
          2010...............     $1.09       $1.20            --
          2009...............     $0.93       $1.09            --
          2008...............     $1.31       $0.93            --
          2007...............     $1.00(s)    $1.31            --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.20       $1.25            --
          2011...............     $1.10       $1.20            --
          2010...............     $1.07       $1.10            --
          2009...............     $1.00       $1.07            --
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(s)    $1.04            --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --

2.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.98       $1.02            --
          2011...............     $1.00       $0.98            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.87            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $1.32       $1.49            --
          2011...............     $1.39       $1.32            --
          2010...............     $1.22       $1.39        23,040
          2009...............     $0.93       $1.22        24,260
          2008...............     $1.66       $0.93        27,279
          2007...............     $1.45       $1.66        21,396
          2006...............     $1.34       $1.45        22,793
          2005...............     $1.18       $1.34        23,486
          2004...............     $0.00       $1.18        25,356
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $1.07       $1.22            --
          2011...............     $1.10       $1.07         9,606
          2010...............     $0.98       $1.10        17,487
          2009...............     $0.77       $0.98        18,188
          2008...............     $1.39       $0.77        17,702
          2007...............     $1.41       $1.39        16,457
          2006...............     $1.21       $1.41        35,775
          2005...............     $1.17       $1.21        38,839
          2004...............     $1.08       $1.17        39,779
          2003...............     $1.00(a)    $1.08        42,555
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.12       $1.24            --
          2011...............     $1.11       $1.12            --
          2010...............     $1.00       $1.11            --
          2009...............     $0.71       $1.00            --
          2008...............     $0.98       $0.71            --
          2007...............     $1.00(s)    $0.98            --
         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $1.64       $1.82            --
          2011...............     $1.88       $1.64            --
          2010...............     $1.50       $1.88            --
          2009...............     $1.11       $1.50            --
          2008...............     $1.88       $1.11            --
          2007...............     $1.00(s)    $1.88            --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $1.02       $1.12            --
          2011...............     $1.06       $1.02         5,058
          2010...............     $0.98       $1.06            --
          2009...............     $0.78       $0.98            --
          2008...............     $1.22       $0.78            --
          2007...............     $1.00(s)    $1.22            --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.87       $1.00            --
          2011...............     $0.93       $0.87            --
          2010...............     $0.74       $0.93            --
          2009...............     $0.59       $0.74            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(s)    $0.91            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $1.21       $1.30          --
          2011...............     $1.30       $1.21          --
          2010...............     $1.05       $1.30          --
          2009...............     $0.75       $1.05          --
          2008...............     $1.34       $0.75          --
          2007...............     $1.00(s)    $1.34          --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $1.16       $1.29          --
          2011...............     $1.20       $1.16          --
          2010...............     $1.11       $1.20          --
          2009...............     $0.90       $1.11          --
          2008...............     $1.48       $0.90          --
          2007...............     $1.00(s)    $1.48          --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $1.88       $2.07          --
          2011...............     $2.29       $1.88          --
          2010...............     $2.00       $2.29          --
          2009...............     $1.19       $2.00          --
          2008...............     $2.59       $1.19          --
          2007...............     $1.00(s)    $2.59          --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05          --
          2011...............     $1.01       $1.05          --
          2010...............     $1.00       $1.01          --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.74       $0.83          --
          2011...............     $0.80       $0.74          --
          2010...............     $0.71       $0.80          --
          2009...............     $0.58       $0.71          --
          2008...............     $1.00       $0.58          --
          2007...............     $1.00(s)    $0.94          --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.88       $0.95          --
          2011...............     $0.91       $0.88          --
          2010...............     $0.83       $0.91          --
          2009...............     $0.72       $0.83          --
          2008...............     $0.97       $0.72          --
          2007...............     $1.00(s)    $0.97          --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.01       $1.04          --
          2011...............     $1.01       $1.01          --
          2010...............     $0.97       $1.01          --
          2009...............     $0.92       $0.97          --
          2008...............     $1.00       $0.92          --
          2007...............     $1.00(s)    $1.00          --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.80       $0.88          --
          2011...............     $0.85       $0.80          --
          2010...............     $0.76       $0.85          --
          2009...............     $0.63       $0.76          --
          2008...............     $1.00       $0.63          --
          2007...............     $1.00(s)    $0.95          --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.94       $0.99          --
          2011...............     $0.95       $0.94          --
          2010...............     $0.89       $0.95          --
          2009...............     $0.82       $0.89          --
          2008...............     $1.00       $0.82          --
          2007...............     $1.00(s)    $0.99          --

2.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $1.06       $1.17          --
          2011...............     $1.17       $1.06          --
          2010...............     $1.00       $1.17          --
          2009...............     $0.62       $1.00          --
          2008...............     $1.25       $0.62          --
          2007...............     $1.00(s)    $1.25          --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.85       $0.97          --
          2011...............     $0.87       $0.85          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.54       $0.73          --
          2008...............     $0.95       $0.54          --
          2007...............     $1.00(s)    $0.95          --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $1.12       $1.30          --
          2011...............     $1.18       $1.12          --
          2010...............     $1.05       $1.18          --
          2009...............     $0.84       $1.05          --
          2008...............     $1.34       $0.84          --
          2007...............     $1.00(s)    $1.34          --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $1.13       $1.25          --
          2011...............     $1.17       $1.13          --
          2010...............     $1.10       $1.17          --
          2009...............     $0.88       $1.10          --
          2008...............     $1.30       $0.88          --
          2007...............     $1.00(s)    $1.30          --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.92       $1.01          --
          2011...............     $0.97       $0.92          --
          2010...............     $0.92       $0.97          --
          2009...............     $0.71       $0.92          --
          2008...............     $1.18       $0.71          --
          2007...............     $1.00(s)    $1.18          --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $1.20       $1.34          --
          2011...............     $1.26       $1.20          --
          2010...............     $1.15       $1.26          --
          2009...............     $0.96       $1.15          --
          2008...............     $1.45       $0.96          --
          2007...............     $1.00(s)    $1.45          --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.87       $0.96          --
          2011...............     $0.90       $0.87          --
          2010...............     $0.72       $0.90          --
          2009...............     $0.61       $0.72          --
          2008...............     $0.92       $0.61          --
          2007...............     $1.00(s)    $0.92          --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.94       $2.26          --
          2011...............     $2.15       $1.94          --
          2010...............     $2.03       $2.15          --
          2009...............     $1.67       $2.03          --
          2008...............     $2.31       $1.67          --
          2007...............     $1.00(s)    $2.31          --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.33       $1.44          --
          2011...............     $1.32       $1.33          --
          2010...............     $1.16       $1.32          --
          2009...............     $1.05       $1.16          --
          2008...............     $1.36       $1.05          --
          2007...............     $1.00(s)    $1.36          --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $1.38       $1.59            --
          2011...............     $1.39       $1.38            --
          2010...............     $1.18       $1.39            --
          2009...............     $0.98       $1.18            --
          2008...............     $1.54       $0.98            --
          2007...............     $1.00(s)    $1.54            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $1.17       $1.16            --
          2011...............     $1.53       $1.17            --
          2010...............     $1.34       $1.53            --
          2009...............     $0.79       $1.34            --
          2008...............     $2.11       $0.79            --
          2007...............     $1.00(s)    $2.11            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.20       $1.31            --
          2011...............     $1.20       $1.20            --
          2010...............     $1.10       $1.20            --
          2009...............     $0.89       $1.10            --
          2008...............     $1.43       $0.89            --
          2007...............     $1.00(s)    $1.43            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $1.33       $1.46            --
          2011...............     $1.58       $1.33            --
          2010...............     $1.42       $1.58            --
          2009...............     $1.07       $1.42            --
          2008...............     $1.90       $1.07            --
          2007...............     $1.77       $1.90            --
          2006...............     $1.41       $1.77         2,332
          2005...............     $1.30       $1.41         2,617
          2004...............     $1.09       $1.30         3,053
          2003...............     $1.00(s)    $1.09         3,392
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $1.32       $1.52            --
          2011...............     $1.46       $1.32         4,076
          2010...............     $1.31       $1.46         6,556
          2009...............     $1.06       $1.31         6,963
          2008...............     $1.88       $1.06         7,254
          2007...............     $1.59       $1.88         6,782
          2006...............     $1.35       $1.59         8,224
          2005...............     $1.19       $1.35         9,110
          2004...............     $1.07       $1.19        10,317
          2003...............     $1.00(s)    $1.07        10,693
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.30       $1.42            --
          2011...............     $1.44       $1.30            --
          2010...............     $1.05       $1.44            --
          2009...............     $0.76       $1.05            --
          2008...............     $1.51       $0.76            --
          2007...............     $1.00(s)    $1.51            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.52       $1.68            --
          2011...............     $1.57       $1.52            --
          2010...............     $1.23       $1.57            --
          2009...............     $0.86       $1.23            --
          2008...............     $1.38       $0.86            --
          2007...............     $1.00(s)    $1.38            --

2.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $1.59       $1.98          --
          2011...............     $1.74       $1.59          --
          2010...............     $1.58       $1.74          --
          2009...............     $1.13       $1.58          --
          2008...............     $1.75       $1.13          --
          2007...............     $1.00(s)    $1.75          --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.24       $1.27          --
          2011...............     $1.43       $1.24          --
          2010...............     $1.14       $1.43          --
          2009...............     $0.87       $1.14          --
          2008...............     $1.46       $0.87          --
          2007...............     $1.00(s)    $1.46          --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $1.27       $1.46          --
          2011...............     $1.49       $1.27          --
          2010...............     $1.21       $1.49          --
          2009...............     $0.96       $1.21          --
          2008...............     $1.34       $0.96          --
          2007...............     $1.00(s)    $1.34          --
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $1.14       $1.32          --
          2011...............     $1.27       $1.14          --
          2010...............     $1.10       $1.27          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.38       $0.89          --
          2007...............     $1.00(s)    $1.38          --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.37       $1.52          --
          2011...............     $1.39       $1.37          --
          2010...............     $1.32       $1.39          --
          2009...............     $1.08       $1.32          --
          2008...............     $1.32       $1.08          --
          2007...............     $1.00(s)    $1.32          --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $1.34       $1.62          --
          2011...............     $1.48       $1.34          --
          2010...............     $1.43       $1.48          --
          2009...............     $1.01       $1.43          --
          2008...............     $1.85       $1.01          --
          2007...............     $1.00(s)    $1.85          --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $1.81       $1.99          --
          2011...............     $2.74       $1.81          --
          2010...............     $2.25       $2.74          --
          2009...............     $1.29       $2.25          --
          2008...............     $2.77       $1.29          --
          2007...............     $1.00(s)    $2.77          --
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.91       $0.98          --
          2011...............     $0.96       $0.91          --
          2010...............     $0.86       $0.96          --
          2009...............     $0.66       $0.86          --
          2008...............     $0.94       $0.66          --
          2007...............     $1.00(s)    $0.94          --
         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $1.11       $1.26          --
          2011...............     $1.13       $1.11          --
          2010...............     $1.04       $1.13          --
          2009...............     $0.77       $1.04          --
          2008...............     $1.25       $0.77
          2007...............     $1.00(s)    $1.25


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.92       $1.04            --
          2011...............     $1.01       $0.92            --
          2010...............     $0.80       $1.01            --
          2009...............     $0.58       $0.80            --
          2008...............     $1.24       $0.58            --
          2007...............     $1.00(s)    $1.24            --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.27       $1.50            --
          2011...............     $1.46       $1.27            --
          2010...............     $1.10       $1.46         3,918
          2009...............     $0.69       $1.10         4,692
          2008...............     $1.18       $0.69         5,447
          2007...............     $1.18       $1.18         5,517
          2006...............     $1.08       $1.18         9,677
          2005...............     $1.05       $1.08         9,569
          2004...............     $1.02       $1.05        10,159
          2003...............     $1.00(a)    $1.02         9,218
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $1.27       $1.44            --
          2011...............     $1.31       $1.27            --
          2010...............     $1.21       $1.31            --
          2009...............     $1.02       $1.21            --
          2008...............     $1.55       $1.02            --
          2007...............     $1.00(s)    $1.55            --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.62       $0.72            --
          2011...............     $0.78       $0.62            --
          2010...............     $0.67       $0.78            --
          2009...............     $0.41       $0.67            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.82       $0.88            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $0.99       $1.10            --
          2011...............     $1.03       $0.99            --
          2010...............     $0.97       $1.03            --
          2009...............     $0.69       $0.97            --
          2008...............     $1.31       $0.69            --
          2007...............     $1.00(s)    $1.31            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.30       $0.34            --
          2011...............     $0.32       $0.30            --
          2010...............     $0.29       $0.32        17,661
          2009...............     $0.23       $0.29        18,964
          2008...............     $1.12       $0.23         7,168
          2007...............     $1.15       $1.12         6,580
          2006...............     $1.09       $1.15        13,766
          2005...............     $1.09       $1.09        13,821
          2004...............     $1.03       $1.09        13,479
          2003...............     $1.00(a)    $1.03        13,838
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.83       $0.95            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(s)    $0.90            --

2.65% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $1.42       $1.69            --
          2011...............     $1.58       $1.42            --
          2010...............     $1.42       $1.58            --
          2009...............     $1.05       $1.42            --
          2008...............     $1.89       $1.05            --
          2007...............     $1.00(s)    $1.89            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $0.99       $1.02            --
          2011...............     $1.01       $0.99            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.03       $1.10        59,973
          2011...............     $1.02       $1.03        60,851
          2010...............     $1.00       $1.02            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.97       $1.13            --
          2011...............     $0.98       $0.97            --
          2010...............     $0.89       $0.98            --
          2009...............     $0.71       $0.89            --
          2008...............     $1.32       $0.71            --
          2007...............     $1.00(s)    $1.32            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.96       $1.12            --
          2011...............     $1.04       $0.96            --
          2010...............     $0.93       $1.04            --
          2009...............     $0.74       $0.93            --
          2008...............     $1.23       $0.74            --
          2007...............     $1.00(s)    $1.23            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $1.00       $1.19            --
          2011...............     $1.24       $1.00            --
          2010...............     $1.15       $1.24         3,891
          2009...............     $0.95       $1.15         3,890
          2008...............     $1.74       $0.95         3,963
          2007...............     $1.65       $1.74         3,456
          2006...............     $1.33       $1.65        10,335
          2005...............     $1.22       $1.33        11,698
          2004...............     $1.07       $1.22        13,424
          2003...............     $1.00(a)    $1.07        14,292
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $1.07       $1.21            --
          2011...............     $1.16       $1.07            --
          2010...............     $0.99       $1.16            --
          2009...............     $0.77       $0.99            --
          2008...............     $1.29       $0.77            --
          2007...............     $1.00(s)    $1.29            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $1.05       $1.17            --
          2011...............     $1.31       $1.05            --
          2010...............     $1.12       $1.31            --
          2009...............     $0.70       $1.12            --
          2008...............     $1.14       $0.70            --
          2007...............     $1.00(s)    $1.14            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --


2.70% Variable Account Charge

                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AV):
          2012...............     $1.05       $1.10        42,409
          2011...............     $1.00       $1.05        39,736
          2010...............     $0.94       $1.00        43,696
          2009...............     $0.83       $0.94        42,207
          2008...............     $0.99       $0.83         5,060
          2007...............     $0.00       $0.99         5,168
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AV):
          2012...............     $0.96       $1.10        10,004
          2011...............     $1.01       $0.96        11,323
          2010...............     $0.83       $1.01        11,319
          2009...............     $0.62       $0.83        10,480
          2008...............     $1.01       $0.62         1,665
          2007...............     $0.00(s)    $1.01         1,389
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AV):
          2012...............     $0.83       $0.93            --
          2011...............     $0.84       $0.83            --
          2010...............     $0.75       $0.84            --
          2009...............     $0.62       $0.75            --
          2008...............     $1.01       $0.62            --
          2007...............     $1.00       $1.01            --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AV):
          2012...............     $1.29       $1.45        10,142
          2011...............     $1.32       $1.29        10,011
          2010...............     $1.19       $1.32        10,204
          2009...............     $1.04       $1.19        10,008
          2008...............     $1.03       $1.04         1,285
          2007...............     $0.00       $1.03         1,453
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AV):
          2012...............     $0.92       $0.90         7,064
          2011...............     $0.95       $0.92         6,063
          2010...............     $0.97       $0.95         6,382
          2009...............     $1.00       $0.97         5,888
          2008...............     $1.00       $1.00           749
          2007...............     $0.00       $1.00           829
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $0.95       $0.96        13,313
          2011...............     $0.92       $0.95        12,468
          2010...............     $0.88       $0.92        13,474
          2009...............     $0.84       $0.88         8,853
          2008...............     $0.99       $0.84         1,000
          2007...............     $0.00       $0.99         1,031
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AV):
          2012...............     $0.91       $1.05         6,746
          2011...............     $0.89       $0.91         7,566
          2010...............     $0.71       $0.89         7,632
          2009...............     $0.58       $0.71         5,522
          2008...............     $0.94       $0.58           406
          2007...............     $0.00       $0.94           391
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2012...............     $0.43       $0.48            --
          2011...............     $0.55       $0.43            --
          2010...............     $0.55       $0.55            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(s)    $0.92            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2012...............     $0.79       $0.88            --
          2011...............     $0.79       $0.79            --
          2010...............     $0.71       $0.79            --
          2009...............     $0.62       $0.71            --
          2008...............     $1.00       $0.62            --
          2007...............     $1.00(s)    $0.98            --

2.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2012...............     $0.91       $1.01            --
          2011...............     $0.93       $0.91            --
          2010...............     $0.82       $0.93            --
          2009...............     $0.63       $0.82            --
          2008...............     $1.11       $0.63            --
          2007...............     $1.00(s)    $1.11            --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2012...............     $0.84       $0.93        14,422
          2011...............     $0.85       $0.84        16,243
          2010...............     $0.77       $0.85        16,160
          2009...............     $0.66       $0.77        14,125
          2008...............     $0.93       $0.66            --
          2007...............     $1.00(s)    $0.93            --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2012...............     $1.19       $1.25        21,876
          2011...............     $1.10       $1.19        20,676
          2010...............     $1.07       $1.10        23,323
          2009...............     $1.00       $1.07        21,885
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(s)    $1.04            --
         AMERICAN FUNDS IS: NEW WORLD SUB-ACCOUNT(AL):
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(AM):
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(AN):
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(AO):
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES
          SUB-ACCOUNT(AP):
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(AQ):
          2012...............     $0.98       $1.02            --
          2011...............     $1.00       $0.98            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAP SUB-ACCOUNT(AR):
          2012...............     $0.76       $0.87            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(AS):
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2012...............     $0.84       $0.95         7,346
          2011...............     $0.89       $0.84         7,636
          2010...............     $0.78       $0.89         8,139
          2009...............     $0.59       $0.78         8,384
          2008...............     $1.07       $0.59         9,234
          2007...............     $0.00       $1.07           787
         FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2012...............     $0.75       $0.86         1,729
          2011...............     $0.77       $0.75         1,947
          2010...............     $0.69       $0.77         2,020
          2009...............     $0.54       $0.69         1,960
          2008...............     $0.97       $0.54         1,597
          2007...............     $0.00       $0.97         1,224
         FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2012...............     $1.11       $1.24        11,711
          2011...............     $1.10       $1.11        11,952
          2010...............     $1.00       $1.10        12,591
          2009...............     $0.71       $1.00        13,488
          2008...............     $0.98       $0.71            --
          2007...............     $1.00(s)    $0.98            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
          2012...............     $0.90       $1.00            --
          2011...............     $1.03       $0.90            --
          2010...............     $0.83       $1.03            --
          2009...............     $0.61       $0.83            --
          2008...............     $1.03       $0.61            --
          2007...............     $1.00(s)    $1.03            --
         FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
          2012...............     $0.82       $0.90            --
          2011...............     $0.86       $0.82            --
          2010...............     $0.79       $0.86            --
          2009...............     $0.62       $0.79            --
          2008...............     $0.98       $0.62            --
          2007...............     $1.00(s)    $0.98            --
         FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
          2012...............     $0.87       $1.00         7,147
          2011...............     $0.93       $0.87         8,325
          2010...............     $0.74       $0.93         8,047
          2009...............     $0.59       $0.74         6,736
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(s)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
          2012...............     $0.91       $0.98            --
          2011...............     $0.98       $0.91            --
          2010...............     $0.79       $0.98            --
          2009...............     $0.56       $0.79            --
          2008...............     $1.00       $0.56            --
          2007...............     $1.00(s)    $1.00            --
         MUTUAL SHARES SECURITIES SUB-ACCOUNT:
          2012...............     $0.79       $0.88            --
          2011...............     $0.82       $0.79            --
          2010...............     $0.76       $0.82            --
          2009...............     $0.62       $0.76            --
          2008...............     $1.00       $0.62            --
          2007...............     $1.00(s)    $1.00            --
         TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
          2012...............     $0.83       $0.91            --
          2011...............     $1.01       $0.83            --
          2010...............     $0.88       $1.01            --
          2009...............     $0.52       $0.88            --
          2008...............     $1.14       $0.52            --
          2007...............     $1.00(s)    $1.14            --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(AB)(BH):
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.74       $0.82            --
          2011...............     $0.80       $0.74            --
          2010...............     $0.71       $0.80            --
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(s)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.87       $0.94            --
          2011...............     $0.91       $0.87            --
          2010...............     $0.83       $0.91            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(s)    $0.97            --

2.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $1.01       $1.03             --
          2011...............     $1.01       $1.01             --
          2010...............     $0.96       $1.01             --
          2009...............     $0.92       $0.96             --
          2008...............     $1.00       $0.92             --
          2007...............     $1.00(s)    $1.00             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.79       $0.87         30,406
          2011...............     $0.85       $0.79         30,867
          2010...............     $0.76       $0.85         19,266
          2009...............     $0.63       $0.76         78,230
          2008...............     $1.00       $0.63         79,413
          2007...............     $1.00(s)    $0.95         80,614
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2012...............     $0.94       $0.98        129,193
          2011...............     $0.95       $0.94        131,216
          2010...............     $0.89       $0.95        133,267
          2009...............     $0.81       $0.89        135,353
          2008...............     $1.00       $0.81         75,078
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. AMERICAN
          FRANCHISE SUB-ACCOUNT(R)(T)(AE)(AT)(AU)(BC):
          2012...............     $0.91       $1.00             --
          2011...............     $1.00       $0.91             --
          2010...............     $0.86       $1.00             --
          2009...............     $0.53       $0.86             --
          2008...............     $1.08       $0.53             --
          2007...............     $1.00(s)    $1.08             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(AH)(AZ)(BD):
          2012...............     $0.85       $0.97             --
          2011...............     $0.87       $0.85             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.54       $0.73             --
          2008...............     $0.94       $0.54             --
          2007...............     $1.00(s)    $0.94             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(AF)(BE):
          2012...............     $0.81       $0.93             --
          2011...............     $0.85       $0.81             --
          2010...............     $0.75       $0.85             --
          2009...............     $0.60       $0.75             --
          2008...............     $0.96       $0.60             --
          2007...............     $1.00(s)    $0.96             --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
          2012...............     $0.88       $0.98             --
          2011...............     $0.91       $0.88             --
          2010...............     $0.86       $0.91             --
          2009...............     $0.69       $0.86             --
          2008...............     $1.01       $0.69             --
          2007...............     $1.00(s)    $1.01             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(Y)(AK)(BF):
          2012...............     $0.77       $0.84             --
          2011...............     $0.80       $0.77             --
          2010...............     $0.77       $0.80             --
          2009...............     $0.59       $0.77             --
          2008...............     $0.99       $0.59             --
          2007...............     $1.00(s)    $0.99             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(AG)(BG):
          2012...............     $0.83       $0.92             --
          2011...............     $0.87       $0.83             --
          2010...............     $0.80       $0.87             --
          2009...............     $0.66       $0.80             --
          2008...............     $1.00       $0.66             --
          2007...............     $1.00(s)    $1.00             --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
          2012...............     $0.87       $0.96         7,486
          2011...............     $0.90       $0.87         8,547
          2010...............     $0.72       $0.90         8,682
          2009...............     $0.61       $0.72         7,027
          2008...............     $0.92       $0.61            --
          2007...............     $1.00(s)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
          2012...............     $1.01       $1.18            --
          2011...............     $1.12       $1.01            --
          2010...............     $1.06       $1.12            --
          2009...............     $0.87       $1.06            --
          2008...............     $1.21       $0.87            --
          2007...............     $1.00(s)    $1.21            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
          2012...............     $1.01       $1.10            --
          2011...............     $1.01       $1.01            --
          2010...............     $0.88       $1.01            --
          2009...............     $0.80       $0.88            --
          2008...............     $1.04       $0.80            --
          2007...............     $1.00(s)    $1.04            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
          2012...............     $0.94       $1.09            --
          2011...............     $0.95       $0.94            --
          2010...............     $0.81       $0.95            --
          2009...............     $0.67       $0.81            --
          2008...............     $1.05       $0.67            --
          2007...............     $1.00(s)    $1.05            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
          2012...............     $0.64       $0.63         9,219
          2011...............     $0.84       $0.64         9,359
          2010...............     $0.73       $0.84         3,405
          2009...............     $0.43       $0.73            --
          2008...............     $1.16       $0.43            --
          2007...............     $1.00(s)    $1.16            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
          2012...............     $0.93       $1.02        17,473
          2011...............     $0.94       $0.93        19,381
          2010...............     $0.86       $0.94        20,205
          2009...............     $0.69       $0.86        17,461
          2008...............     $1.12       $0.69         1,393
          2007...............     $0.00       $1.12         1,137
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(N)(W)(Z):
          2012...............     $0.74       $0.81        15,274
          2011...............     $0.88       $0.74        15,150
          2010...............     $0.79       $0.88        13,987
          2009...............     $0.59       $0.79        11,747
          2008...............     $1.05       $0.59           903
          2007...............     $0.00       $1.05           699
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
          2012...............     $0.78       $0.90         4,675
          2011...............     $0.86       $0.78        11,865
          2010...............     $0.77       $0.86        12,044
          2009...............     $0.63       $0.77            --
          2008...............     $1.11       $0.63            --
          2007...............     $1.00(s)    $1.11            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $0.88       $0.96            --
          2011...............     $0.97       $0.88            --
          2010...............     $0.71       $0.97            --
          2009...............     $0.51       $0.71            --
          2008...............     $1.02       $0.51            --
          2007...............     $1.00(s)    $1.02            --

2.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $1.14       $1.26            --
          2011...............     $1.18       $1.14            --
          2010...............     $0.92       $1.18            --
          2009...............     $0.65       $0.92            --
          2008...............     $1.04       $0.65            --
          2007...............     $1.00(s)    $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
          2012...............     $0.98       $1.22         6,916
          2011...............     $1.07       $0.98         7,400
          2010...............     $0.97       $1.07         7,572
          2009...............     $0.70       $0.97         5,111
          2008...............     $1.08       $0.70         6,197
          2007...............     $0.00       $1.08           586
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
          2012...............     $0.89       $0.91         7,555
          2011...............     $1.02       $0.89            --
          2010...............     $0.81       $1.02            --
          2009...............     $0.62       $0.81            --
          2008...............     $1.05       $0.62            --
          2007...............     $1.00(s)    $1.05            --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
          2012...............     $0.94       $1.08           757
          2011...............     $1.11       $0.94           864
          2010...............     $0.90       $1.11           801
          2009...............     $0.71       $0.90           829
          2008...............     $0.99       $0.71           713
          2007...............     $0.00       $0.99           640
         IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
          2012...............     $0.82       $0.95            --
          2011...............     $0.91       $0.82            --
          2010...............     $0.79       $0.91            --
          2009...............     $0.64       $0.79            --
          2008...............     $0.99       $0.64            --
          2007...............     $1.00(s)    $0.99            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2012...............     $1.07       $1.18            --
          2011...............     $1.08       $1.07            --
          2010...............     $1.03       $1.08            --
          2009...............     $0.84       $1.03            --
          2008...............     $1.03       $0.84            --
          2007...............     $1.00(s)    $1.03            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(L):
          2012...............     $0.85       $1.02            --
          2011...............     $0.93       $0.85            --
          2010...............     $0.90       $0.93            --
          2009...............     $0.63       $0.90            --
          2008...............     $1.17       $0.63            --
          2007...............     $1.00(s)    $1.17            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
          2012...............     $0.73       $0.80         7,927
          2011...............     $1.11       $0.73         7,310
          2010...............     $0.91       $1.11         5,465
          2009...............     $0.52       $0.91         5,250
          2008...............     $1.12       $0.52           974
          2007...............     $0.00       $1.12           654
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
          2012...............     $0.91       $0.98         6,893
          2011...............     $0.96       $0.91         7,330
          2010...............     $0.86       $0.96         7,267
          2009...............     $0.66       $0.86         6,077
          2008...............     $0.94       $0.66            --
          2007...............     $1.00(s)    $0.94            --


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2012...............     $0.92       $1.05        12,917
          2011...............     $0.94       $0.92        14,222
          2010...............     $0.86       $0.94        14,919
          2009...............     $0.64       $0.86        12,941
          2008...............     $1.04       $0.64         1,669
          2007...............     $0.00       $1.04         1,380
         MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
          2012...............     $0.76       $0.86            --
          2011...............     $0.83       $0.76            --
          2010...............     $0.66       $0.83            --
          2009...............     $0.48       $0.66            --
          2008...............     $1.02       $0.48            --
          2007...............     $1.00(s)    $1.02            --
         MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
          2012...............     $1.05       $1.23            --
          2011...............     $1.20       $1.05            --
          2010...............     $0.91       $1.20            --
          2009...............     $0.57       $0.91            --
          2008...............     $0.97       $0.57            --
          2007...............     $1.00(s)    $0.97            --
         MFS VALUE SERIES SUB-ACCOUNT:
          2012...............     $0.84       $0.95        29,930
          2011...............     $0.87       $0.84        33,770
          2010...............     $0.80       $0.87        33,482
          2009...............     $0.67       $0.80        28,968
          2008...............     $1.03       $0.67         2,293
          2007...............     $0.00       $1.03         1,942
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(AA):
          2012...............     $0.62       $0.72        32,782
          2011...............     $0.78       $0.62        33,477
          2010...............     $0.67       $0.78        20,515
          2009...............     $0.41       $0.67         7,748
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(s)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2012...............     $0.82       $0.88            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.72       $0.87            --
          2009...............     $0.57       $0.72            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(s)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2012...............     $0.79       $0.87            --
          2011...............     $0.82       $0.79            --
          2010...............     $0.77       $0.82            --
          2009...............     $0.55       $0.77            --
          2008...............     $1.04       $0.55            --
          2007...............     $1.00(s)    $1.04            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA(WW)(BA):
          2012...............     $0.27       $0.30        28,016
          2011...............     $0.28       $0.27        26,560
          2010...............     $0.25       $0.28        28,384
          2009...............     $0.21       $0.25        29,375
          2008...............     $0.99       $0.21        11,354
          2007...............     $0.00       $0.99         2,061
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(AJ)(BB):
          2012...............     $0.83       $0.95            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(s)    $0.90            --

2.70% Variable Account Charge Continued


                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
          2012...............     $0.78       $0.93            --
          2011...............     $0.87       $0.78            --
          2010...............     $0.78       $0.87            --
          2009...............     $0.58       $0.78            --
          2008...............     $1.04       $0.58            --
          2007...............     $1.00(s)    $1.04            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(AC):
          2012...............     $0.99       $1.02            --
          2011...............     $1.01       $0.99            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(AD):
          2012...............     $1.03       $1.10         8,180
          2011...............     $1.02       $1.03         8,304
          2010...............     $1.00       $1.02            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
          2012...............     $0.70       $0.81            --
          2011...............     $0.71       $0.70            --
          2010...............     $0.65       $0.71            --
          2009...............     $0.51       $0.65            --
          2008...............     $0.95       $0.51            --
          2007...............     $1.00(s)    $0.95            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2012...............     $0.74       $0.86            --
          2011...............     $0.80       $0.74            --
          2010...............     $0.72       $0.80            --
          2009...............     $0.57       $0.72            --
          2008...............     $0.95       $0.57            --
          2007...............     $1.00(s)    $0.95            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2012...............     $0.59       $0.70        10,093
          2011...............     $0.73       $0.59         9,948
          2010...............     $0.68       $0.73         9,091
          2009...............     $0.56       $0.68         8,772
          2008...............     $1.02       $0.56         9,587
          2007...............     $0.00       $1.02           771
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(AI):
          2012...............     $0.85       $0.97            --
          2011...............     $0.92       $0.85            --
          2010...............     $0.79       $0.92            --
          2009...............     $0.62       $0.79            --
          2008...............     $1.03       $0.62            --
          2007...............     $1.00(s)    $1.03            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2012...............     $0.96       $1.07            --
          2011...............     $1.21       $0.96            --
          2010...............     $1.03       $1.21            --
          2009...............     $0.64       $1.03            --
          2008...............     $1.05       $0.64            --
          2007...............     $1.00(s)    $1.05            --
         TOPS MANAGED RISK BALANCED ETF SUB-ACCOUNT(AW):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK GROWTH ETF SUB-ACCOUNT(AX):
          2012...............     $1.00       $1.01            --
         TOPS MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AY):
          2012...............     $1.00       $1.01            --

--------
(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in SFT Advantus Series Fund Value Stock Portfolio.

(k)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(o)  Period from April 28, 2005, commencement of operations, to December 31,
     2005.

(p) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(q) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(r) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

(s) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(t) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

(u) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(v) Janus Aspen Series: Mid Cap Value Portfolio has changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(w) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.

(x) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

(y) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Fund (Invesco Variable Insurance Funds) effective April 30, 2010.

(z) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(aa) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

(ab) Goldman Sachs Government Income was made available effective April 30,
     2010.

(ac) PIMCO VIT Low Duration was made available effective April 30, 2010.

(ad) PIMCO VIT Total Return was made available effective April 30, 2010.

(ae) Van Kampen Capital Growth changed its name to Invesco Van Kampen V.I. Capital Growth effective June 1, 2010.

(af) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(ag) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(ah) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(ai) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.

(aj) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(ak) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(al) American Funds IS New World was made available April 29, 2011.

(am) American Funds IS Global Growth was made available April 29, 2011.

(an) American Funds IS Growth-Income was made available April 29, 2011.

(ao) American Funds IS Growth was made available April 29, 2011.

(ap) American Funds IS US Government/AAA-Rated Securities was made available April 29, 2011.

(aq) American Funds IS Global Bond was made available April 29, 2011.

(ar) American Funds IS Global Small Cap was made available April 29, 2011.

(as) American Funds IS International was made available April 29, 2011.

(at) Invesco Van Kampen V.I. Capital Growth changed its name to Invesco Van Kampen VI American Franchise Fund effective April 30, 2012.

(au) Invesco Van Kampen V.I.Capital Appreciation merged to Invesco Van Kampen V.I. Capital Growth effective April 30, 2012.

(av) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1, 2012.

(aw) TOPS Managed Risk Balanced ETF was made available effective May 1, 2012.

(ax) TOPS Managed Risk Growth ETF was made available effective May 1, 2012.

(ay) TOPS Managed Risk Moderate Growth ETF was made available effective May 1, 2012.

(az) Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.

(ba) Oppenheimer High Income merged into Oppenheimer Global Strategic Income effective October 26, 2012.

(bb) Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.

(bc) Invesco Van Kampen V.I. American Franchise changed its name to Invesco V.I. American Franchise effective April 29, 2013.

(bd) Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective April 29, 2013.

(be) Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective April 29, 2013.

(bf) Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective April 29, 2013.

(bg) Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective April 29, 2013.

(bh) Goldman Sachs Government Income changed its name to Goldman Sachs High Quality Floating Rate effective April 29, 2013.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.83% and 10.00%.

For illustration purposes, an average annual expense equal to 2.33% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.33% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.98% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                  MULTIOPTION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.83% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.83% Gross     10.00% Gross
    Age    (-2.33% Net)     (4.50% Net)      (7.67% Net)
   -----   -----------      -----------     ------------
     65        $631            $631              $631
     68         515             631               691
     71         421             631               755
     74         344             631               826
     77         281             631               904
     80         229             631               988
     83         187             631             1,081
     86         153             631             1,183
     89         125             631             1,293
     92         102             631             1,415
     95          83             631             1,547
     98          68             631             1,693



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.83% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.33% NET) (4.50% NET) (7.67% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $515        $631        $  691
                 7.......... 71      $421        $631        $  755
                 10......... 74      $344        $631        $  826
                 13......... 77      $281        $631        $  904
                 16......... 80      $229        $631        $  988
                 19......... 83      $187        $631        $1,081
                 22......... 86      $153        $631        $1,183
                 25......... 89      $125        $631        $1,293
                 28......... 92      $102        $631        $1,415
                 31......... 95      $ 83        $631        $1,547
                 34......... 98      $ 68        $631        $1,693

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $506.48.

                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2013


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.



                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



Amounts paid by Minnesota Life to the underwriter for 2012, 2011 and 2010 were $31,319,623, $21,364,894 and $22,822,806 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.



Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

Capital Financial Group
11140 Rockville Pike, 4th Floor
Rockville, MD 20852

Capital Investment Group, INC.
17 Glenwood Avenue
Raleigh, NC 27603

Symetra Investment Services, Inc.
777 108th Ave NE, Suite 1200
Bellevue, WA 98004

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OH 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.




                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                           December 31, 2012 and 2011

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
 Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2012 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2012, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
Minneapolis, Minnesota
April 10, 2013

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                                     ADVANTUS         ADVANTUS
                                                                   ADVANTUS         ADVANTUS           INDEX          MORTGAGE
                                                                     BOND             MONEY             500          SECURITIES
                                                                   CLASS 2           MARKET           CLASS 2          CLASS 2
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 92,708,949 shares at net asset value
    of $2.00 per share (cost $144,609,862)                      $   185,822,943               --               --               --
  Advantus Money Market, 44,410,520 shares at net asset value
    of $1.00 per share (cost $44,410,523)                                    --       44,390,935               --               --
  Advantus Index 500 Class 2, 25,175,317 shares at net asset
    value of $5.12 per share (cost $90,734,521)                              --               --      128,781,818               --
  Advantus Mortgage Securities Class 2, 32,120,477 shares at
    net asset value of $1.74 per share (cost $46,800,620)                    --               --               --       56,007,832
  Advantus International Bond Class 2, 36,864,155 shares at
    net asset value of $2.44 per share (cost $60,238,976)                    --               --               --               --
  Advantus Index 400 Mid-Cap Class 2, 27,726,465 shares at
    net asset value of $2.47 per share (cost $50,268,069)                    --               --               --               --
  Advantus Real Estate Securities, 19,196,109 shares at net
    asset value of $3.07 per share (cost $42,065,826)                        --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                    185,822,943       44,390,935      128,781,818       56,007,832
Receivable from Minnesota Life for contract purchase payments            57,738               --               --               --
Receivable for investments sold                                              --           82,681           40,567          104,842
                                                                ---------------  ---------------  ---------------  ---------------
      Total assets                                                  185,880,681       44,473,616      128,822,385       56,112,674
                                                                ---------------  ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                      --           83,360           40,953          105,404
Payable for investments purchased                                        60,470               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
      Total liabilities                                                  60,470           83,360           40,953          105,404
                                                                ---------------  ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                  $   185,820,211       44,390,256      128,781,432       56,007,270
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $   184,915,660       44,078,149       81,498,144       55,236,140
Contracts in annuity payment period                                     904,551          312,107       47,283,288          771,130
                                                                ---------------  ---------------  ---------------  ---------------
      Total Contract Owners' Equity                             $   185,820,211       44,390,256      128,781,432       56,007,270
                                                                ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                   ADVANTUS         ADVANTUS         ADVANTUS
                                                                 INTERNATIONAL      INDEX 400       REAL ESTATE
                                                                     BOND            MID-CAP        SECURITIES
                                                                    CLASS 2          CLASS 2          CLASS 2
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Securian Funds Trust:
  Advantus Bond Class 2, 92,708,949 shares at net asset value
    of $2.00 per share (cost $144,609,862)                                   --               --               --
  Advantus Money Market, 44,410,520 shares at net asset value
    of $1.00 per share (cost $44,410,523)                                    --               --               --
  Advantus Index 500 Class 2, 25,175,317 shares at net asset
    value of $5.12 per share (cost $90,734,521)                              --               --               --
  Advantus Mortgage Securities Class 2, 32,120,477 shares at
    net asset value of $1.74 per share (cost $46,800,620)                    --               --               --
  Advantus International Bond Class 2, 36,864,155 shares at
    net asset value of $2.44 per share (cost $60,238,976)            89,934,014               --               --
  Advantus Index 400 Mid-Cap Class 2, 27,726,465 shares at
    net asset value of $2.47 per share (cost $50,268,069)                    --       68,545,034               --
  Advantus Real Estate Securities, 19,196,109 shares at net
    asset value of $3.07 per share (cost $42,065,826)                        --               --       58,911,228
                                                                ---------------  ---------------  ---------------
                                                                     89,934,014       68,545,034       58,911,228
Receivable from Minnesota Life for contract purchase payments            61,782           20,179               --
Receivable for investments sold                                              --               --            5,816
                                                                ---------------  ---------------  ---------------
      Total assets                                                   89,995,796       68,565,213       58,917,044
                                                                ---------------  ---------------  ---------------
                         LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                      --               --            6,718
Payable for investments purchased                                        62,852           21,211               --
                                                                ---------------  ---------------  ---------------
      Total liabilities                                                  62,852           21,211            6,718
                                                                ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                       89,932,944       68,544,002       58,910,326
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     89,650,924       68,247,645       58,513,407
Contracts in annuity payment period                                     282,020          296,357          396,919
                                                                ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                  89,932,944       68,544,002       58,910,326
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                          -------------------------------------------------
                                                                                                               ALLIANCE
                                                                            INVESCO V.I.    INVESCO V.I.       BERNSTEIN
                                                                                CORE          SMALL CAP      INTERNATIONAL
                                                                               EQUITY          EQUITY            VALUE
                                                                          ---------------  ---------------  ---------------
                                 ASSETS
Investments in shares of Invesco Variable Insurance Funds:
  Core Equity Fund, 40,606 shares at net asset value of $29.86 per
    share (cost $1,060,657)                                               $     1,212,496               --               --
  Small Cap Equity Fund, 763,927 shares at net asset value of $18.31
    per share (cost $10,123,288)                                                       --       13,987,494               --
Investments in shares of Alliance Bernstein Funds:
  Alliance Bernstein International Value Fund, 65,746 shares at net
    asset value of $12.84 per share (cost $838,779)                                    --               --          844,177
Investments in shares of American Century Variable Portfolios, Inc.:
  Income and Growth Fund, 416,371 shares at net asset value of $6.90
    per share (cost $2,695,664)                                                        --               --               --
  VP Inflation Protection Fund, 4,653,926 shares at net asset value of
    $12.03 per share (cost $53,045,857)                                                --               --               --
  Ultra Fund, 2,736,457 shares at net asset value of $10.65 per share
    (cost $24,907,099)                                                                 --               --               --
                                                                          ---------------  ---------------  ---------------
                                                                                1,212,496       13,987,494          844,177
Receivable from Minnesota Life for contract purchase payments                         456           23,393            5,112
Receivable for investments sold                                                        --               --               --
                                                                          ---------------  ---------------  ---------------
      Total assets                                                              1,212,952       14,010,887          849,289
                                                                          ---------------  ---------------  ---------------
                               LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges                                                    --               --               --
Payable for investments purchased                                                     483           23,663            5,134
                                                                          ---------------  ---------------  ---------------
      Total liabilities                                                               483           23,663            5,134
                                                                          ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                            $     1,212,469       13,987,224          844,155
                                                                          ===============  ===============  ===============
                         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                          $     1,212,469       13,987,224          844,155
Contracts in annuity payment period                                                    --               --               --
                                                                          ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                       $     1,212,469       13,987,224          844,155
                                                                          ===============  ===============  ===============

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                          -------------------------------------------------
                                                                             AMERICAN         AMERICAN
                                                                              CENTURY          CENTURY         AMERICAN
                                                                              INCOME        VP INFLATION        CENTURY
                                                                            AND GROWTH       PROTECTION          ULTRA
                                                                          ---------------  ---------------  ---------------
                                 ASSETS
Investments in shares of Invesco Variable Insurance Funds:
  Core Equity Fund, 40,606 shares at net asset value of $29.86 per
    share (cost $1,060,657)                                                            --               --               --
  Small Cap Equity Fund, 763,927 shares at net asset value of $18.31
    per share (cost $10,123,288)                                                       --               --               --
Investments in shares of Alliance Bernstein Funds:
  Alliance Bernstein International Value Fund, 65,746 shares at net
    asset value of $12.84 per share (cost $838,779)                                    --               --               --
Investments in shares of American Century Variable Portfolios, Inc.:
  Income and Growth Fund, 416,371 shares at net asset value of $6.90
    per share (cost $2,695,664)                                                 2,872,959               --               --
  VP Inflation Protection Fund, 4,653,926 shares at net asset value of
    $12.03 per share (cost $53,045,857)                                                --       55,986,724               --
  Ultra Fund, 2,736,457 shares at net asset value of $10.65 per share
    (cost $24,907,099)                                                                 --               --       29,143,270
                                                                          ---------------  ---------------  ---------------
                                                                                2,872,959       55,986,724       29,143,270
Receivable from Minnesota Life for contract purchase payments                          --          160,948           12,519
Receivable for investments sold                                                     2,767               --               --
                                                                          ---------------  ---------------  ---------------
      Total assets                                                              2,875,726       56,147,672       29,155,789
                                                                          ---------------  ---------------  ---------------
                               LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges                                                 2,828               --               --
Payable for investments purchased                                                      --          162,058           13,085
                                                                          ---------------  ---------------  ---------------
      Total liabilities                                                             2,828          162,058           13,085
                                                                          ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                                  2,872,898       55,985,614       29,142,704
                                                                          ===============  ===============  ===============
                         CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                                2,872,898       55,985,614       28,962,022
Contracts in annuity payment period                                                    --               --          180,682
                                                                          ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                             2,872,898       55,985,614       29,142,704
                                                                          ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                                     AMERICAN         AMERICAN          AMERICAN
                                                                    AMERICAN         FUNDS IS         FUNDS IS          FUNDS IS
                                                                     CENTURY        GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                      VALUE           CLASS 2          CLASS 2           CLASS 2
                                                                 ---------------  ---------------  ---------------  ----------------
                           ASSETS
Investments in shares of American Century Variable Portfolios,
  Inc.:
  Value Fund, 7,175,947 shares at net asset value of $6.53
    per share (cost $46,340,515)                                 $    46,858,936               --               --                --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 227,379 shares at net asset value of
    $12.27 per share (cost $2,787,144)                                        --        2,789,945               --                --
  Global Growth Class 2, 95,019 shares at net asset value of
    $23.44 per share (cost $2,047,777)                                        --               --        2,227,245                --
  Global Small Cap Class 2, 39,471 shares at net asset value
    of $19.86 per share (cost $726,585)                                       --               --               --           783,886
  Growth Class 2, 57,687 shares at net asset value of $60.45
    per share (cost $3,218,237)                                               --               --               --                --
  Growth-Income Class 2, 79,413 shares at net asset value of
    $38.24 per share (cost $2,832,288)                                        --               --               --                --
  International Class 2, 153,552 shares at net asset value
    of $17.62 per share (cost $2,552,117)                                     --               --               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
                                                                      46,858,936        2,789,945        2,227,245           783,886
Receivable from Minnesota Life for contract purchase payments             82,591               --           12,668             9,925
Receivable for investments sold                                               --            2,234               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
      Total assets                                                    46,941,527        2,792,179        2,239,913           793,811
                                                                 ---------------  ---------------  ---------------  ----------------
                        LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                       --            2,274               --                --
Payable for investments purchased                                         83,376               --           12,697             9,943
                                                                 ---------------  ---------------  ---------------  ----------------
      Total liabilities                                                   83,376            2,274           12,697             9,943
                                                                 ---------------  ---------------  ---------------  ----------------
      Net assets applicable to Contract owners                   $    46,858,151        2,789,905        2,227,216           783,868
                                                                 ===============  ===============  ===============  ================
                  CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                 $    46,858,151        2,789,905        2,227,216           783,868
Contracts in annuity payment period                                           --               --               --                --
                                                                 ---------------  ---------------  ---------------  ----------------
      Total Contract Owners' Equity                              $    46,858,151        2,789,905        2,227,216           783,868
                                                                 ===============  ===============  ===============  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                    AMERICAN         AMERICAN         AMERICAN
                                                                    FUNDS IS         FUNDS IS         FUNDS IS
                                                                     GROWTH        GROWTH-INCOME    INTERNATIONAL
                                                                     CLASS 2          CLASS 2          CLASS 2
                                                                 ---------------  ---------------  ---------------
                           ASSETS
Investments in shares of American Century Variable Portfolios,
  Inc.:
  Value Fund, 7,175,947 shares at net asset value of $6.53
    per share (cost $46,340,515)                                              --               --               --
Investments in shares of American Funds Insurance Series
  Products Trust:
  Global Bond Class 2, 227,379 shares at net asset value of
    $12.27 per share (cost $2,787,144)                                        --               --               --
  Global Growth Class 2, 95,019 shares at net asset value of
    $23.44 per share (cost $2,047,777)                                        --               --               --
  Global Small Cap Class 2, 39,471 shares at net asset value
    of $19.86 per share (cost $726,585)                                       --               --               --
  Growth Class 2, 57,687 shares at net asset value of $60.45
    per share (cost $3,218,237)                                        3,487,183               --               --
  Growth-Income Class 2, 79,413 shares at net asset value of
    $38.24 per share (cost $2,832,288)                                        --        3,036,769               --
  International Class 2, 153,552 shares at net asset value
    of $17.62 per share (cost $2,552,117)                                     --               --        2,705,584
                                                                 ---------------  ---------------  ---------------
                                                                       3,487,183        3,036,769        2,705,584
Receivable from Minnesota Life for contract purchase payments              6,649            7,223            7,257
Receivable for investments sold                                               --               --               --
                                                                 ---------------  ---------------  ---------------
      Total assets                                                     3,493,832        3,043,992        2,712,841
                                                                 ---------------  ---------------  ---------------
                        LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                       --               --               --
Payable for investments purchased                                          6,707            7,279            7,297
                                                                 ---------------  ---------------  ---------------
      Total liabilities                                                    6,707            7,279            7,297
                                                                 ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                         3,487,125        3,036,713        2,705,544
                                                                 ===============  ===============  ===============
                  CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                       3,487,125        3,036,713        2,705,544
Contracts in annuity payment period                                           --               --               --
                                                                 ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                    3,487,125        3,036,713        2,705,544
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   AMERICAN         AMERICAN
                                                                   FUNDS IS         FUNDS IS         FIDELITY
                                                                   NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                                    CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of American Funds Insurance Series
  Products Trust:
  New World Class 2, 89,186 shares at net asset value of $22.75
    per share (cost $1,912,471)                                 $     2,028,971               --               --               --
  U.S. Govt. Sec Class 2, 299,043 shares at net asset value of
    $12.63 per share (cost $3,848,614)                                       --        3,776,914               --               --
Investments in shares of Fidelity Variable Insurance Products
  (VIP) Fund:
  High Income Portfolio, 4,924,610 shares at net asset value of
    $5.66 per share (cost $27,018,389)                                       --               --       27,873,294               --
  Contrafund Portfolio, 1,810,004 shares at net asset value of
    $26.00 per share (cost $45,515,723)                                      --               --               --       47,060,096
  Equity Income Portfolio, 3,957,659 shares at net asset value
    of $19.62 per share (cost $81,669,809)                                   --               --               --               --
  Mid-Cap Portfolio, 1,182,950 shares at net asset value of
    $29.98 per share (cost $33,538,949)                                      --               --               --               --
  Small Cap Value Fund, 686,082 shares at net asset value of
    $18.23 per share (cost $9,213,126)                                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      2,028,971        3,776,914       27,873,294       47,060,096
Receivable from Minnesota Life for contract purchase payments             7,315           28,959           67,884               --
Receivable for investments sold                                              --               --               --           47,853
                                                                ---------------  ---------------  ---------------  ---------------
      Total assets                                                    2,036,286        3,805,873       27,941,178       47,107,949
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --               --               --           48,449
Payable for investments purchased                                         7,356           29,005           68,482               --
                                                                ---------------  ---------------  ---------------  ---------------
      Total liabilities                                                   7,356           29,005           68,482           48,449
                                                                ---------------  ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                  $     2,028,930        3,776,868       27,872,696       47,059,500
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     2,028,930        3,776,868       27,872,696       46,880,868
Contracts in annuity payment period                                          --               --               --          178,632
                                                                ---------------  ---------------  ---------------  ---------------
      Total Contract Owners' Equity                             $     2,028,930        3,776,868       27,872,696       47,059,500
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                                     FRANKLIN
                                                                 FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                                 EQUITY-INCOME       MID-CAP           VALUE
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of American Funds Insurance Series
  Products Trust:
  New World Class 2, 89,186 shares at net asset value of $22.75
    per share (cost $1,912,471)                                              --               --               --
  U.S. Govt. Sec Class 2, 299,043 shares at net asset value of
    $12.63 per share (cost $3,848,614)                                       --               --               --
Investments in shares of Fidelity Variable Insurance Products
  (VIP) Fund:
  High Income Portfolio, 4,924,610 shares at net asset value of
    $5.66 per share (cost $27,018,389)                                       --               --               --
  Contrafund Portfolio, 1,810,004 shares at net asset value of
    $26.00 per share (cost $45,515,723)                                      --               --               --
  Equity Income Portfolio, 3,957,659 shares at net asset value
    of $19.62 per share (cost $81,669,809)                           77,649,266               --               --
  Mid-Cap Portfolio, 1,182,950 shares at net asset value of
    $29.98 per share (cost $33,538,949)                                      --       35,464,834               --
  Small Cap Value Fund, 686,082 shares at net asset value of
    $18.23 per share (cost $9,213,126)                                       --               --       12,507,276
                                                                ---------------  ---------------  ---------------
                                                                     77,649,266       35,464,834       12,507,276
Receivable from Minnesota Life for contract purchase payments             1,273               --           16,427
Receivable for investments sold                                              --           44,740               --
                                                                ---------------  ---------------  ---------------
      Total assets                                                   77,650,539       35,509,574       12,523,703
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --           45,156               --
Payable for investments purchased                                         2,472               --           16,655
                                                                ---------------  ---------------  ---------------
      Total liabilities                                                   2,472           45,156           16,655
                                                                ---------------  ---------------  ---------------
      Net assets applicable to Contract owners                       77,648,067       35,464,418       12,507,048
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     77,246,832       35,158,632       12,507,048
Contracts in annuity payment period                                     401,235          305,786               --
                                                                ---------------  ---------------  ---------------
      Total Contract Owners' Equity                                  77,648,067       35,464,418       12,507,048
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                    FRANKLIN                          TEMPLETON
                                                                   FRANKLIN         LARGE CAP        FRANKLIN        DEVELOPING
                                                                     SMALL           GROWTH        MUTUAL SHARES       MARKETS
                                                                    MID CAP        SECURITIES       SECURITIES       SECURITIES
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Franklin Variable Insurance
   Products (VIP) Fund:
     Small Mid Cap Fund, 450,250 shares at net asset value of
        $21.04 per share (cost $8,591,744)                      $     9,473,254               --               --               --
     Large Cap Growth Securities Fund, 172,081 shares at net
        asset value of $16.20 per share (cost $2,415,343)                    --        2,787,716               --               --
     Mutual Shares Securities Fund, 556,462 shares at net
        asset value of $17.22 per share (cost $9,080,812)                    --               --        9,582,278               --
Investments in shares of Templeton Variable Insurance Products
   (VIP) Fund.                                                               --               --               --               --
     Developing Mkts Securities Fund, 2,844,275 shares at
        net asset value of $10.50 per share (cost $26,393,214)               --               --               --       29,864,893
Investments in shares of Goldman Sachs VIT Fund:
     Government Income Fund, 1,865,570 shares at net
        asset value of $10.58 per share (cost $20,119,846)                   --               --               --               --
Investments in shares of Ibbotson Funds:
     Aggressive Growth Fund, 376,396 shares at net asset
        value of $9.82 per share (cost $3,383,997)                           --               --               --               --
     Balanced Fund 5,690,494 shares at net asset value of
        $10.26 per share (cost $52,371,707)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      9,473,254        2,787,716        9,582,278       29,864,893
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                         133,068              581            4,312            8,474
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                  9,606,322        2,788,297        9,586,590       29,873,367
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                           133,165              643            4,439            8,909
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                               133,165              643            4,439            8,909
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $     9,473,157        2,787,654        9,582,151       29,864,458
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     9,432,308        2,787,654        9,582,151       29,582,085
Contracts in annuity payment period                                      40,849               --               --          282,373
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $     9,473,157        2,787,654        9,582,151       29,864,458
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                    GOLDMAN
                                                                   SACHS VIT        IBBOTSON
                                                                  GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                                    INCOME           GROWTH          BALANCED
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Franklin Variable Insurance
   Products (VIP) Fund:
     Small Mid Cap Fund, 450,250 shares at net asset value of
        $21.04 per share (cost $8,591,744)                                   --               --               --
     Large Cap Growth Securities Fund, 172,081 shares at net
        asset value of $16.20 per share (cost $2,415,343)                    --               --               --
     Mutual Shares Securities Fund, 556,462 shares at net
        asset value of $17.22 per share (cost $9,080,812)                    --               --               --
Investments in shares of Templeton Variable Insurance Products
   (VIP) Fund.                                                               --               --               --
     Developing Mkts Securities Fund, 2,844,275 shares at
        net asset value of $10.50 per share (cost $26,393,214)               --               --               --
Investments in shares of Goldman Sachs VIT Fund:
     Government Income Fund, 1,865,570 shares at net
        asset value of $10.58 per share (cost $20,119,846)           19,737,734               --               --
Investments in shares of Ibbotson Funds:
     Aggressive Growth Fund, 376,396 shares at net asset
        value of $9.82 per share (cost $3,383,997)                           --        3,696,206               --
     Balanced Fund 5,690,494 shares at net asset value of
        $10.26 per share (cost $52,371,707)                                  --               --       58,384,470
                                                                ---------------  ---------------  ---------------
                                                                     19,737,734        3,696,206       58,384,470
Receivable from Minnesota Life for contract purchase payments           141,473           14,617           20,615
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                 19,879,207        3,710,823       58,405,085
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --               --
Payable for investments purchased                                       141,855           14,733           21,649
                                                                ---------------  ---------------  ---------------
        Total liabilities                                               141,855           14,733           21,649
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                     19,737,352        3,696,090       58,383,436
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     19,737,352        3,696,090       58,383,436
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                19,737,352        3,696,090       58,383,436
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                                                                       INVESCO
                                                                                                     IBBOTSON         VAN KAMPEN
                                                                   IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN
                                                                 CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE
                                                                ---------------  ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Ibbotson Funds:
   Ibbotson Conservative Fund, 1,684,255 shares at net asset
     value of $11.20 per share (cost $18,626,448)               $    18,863,654               --               --               --
   Ibbotson Growth Fund, 2,653,004 shares at net asset value
     of $9.36 per share (cost $20,504,202)                                   --       24,832,118               --               --
   Ibbotson Income and Growth Fund, 3,213,775 shares at net
     asset value of $10.81 per share (cost $32,859,095)                      --               --       34,740,903               --
Investments in shares of Invesco Van Kampen V.I. Funds:
   American Franchise Fund, 145,197 shares at net asset value
     of $35.55 per share (cost $5,198,844)                                   --               --               --        5,161,764
   Comstock Fund, 1,408,365 shares at net asset value of
     $13.22 per share (cost $16,451,310)                                     --               --               --               --
   Growth and Income Fund, 146,364 shares at net asset
     value of $20.03 per share (cost $2,311,959)                             --               --               --               --
   American Value Fund, 61,220 shares at net asset value of
     $14.81 per share (cost $859,743)                                        --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     18,863,654       24,832,118       34,740,903        5,161,764
Receivable from Minnesota Life for contract purchase payments                --               --           16,313               --
Receivable for investments sold                                           2,653           11,093               --            2,099
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    18,866,307       24,843,211       34,757,216        5,163,863
                                                                ---------------  ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             3,151           11,738               --            2,166
Payable for investments purchased                                            --               --           17,052               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    3,151           11,738           17,052            2,166
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    18,863,156       24,831,473       34,740,164        5,161,697
                                                                ===============  ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    18,863,156       24,831,473       34,740,164        5,161,697
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    18,863,156       24,831,473       34,740,164        5,161,697
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                    INVESCO           INVESCO
                                                                   INVESCO         VAN KAMPEN        VAN KAMPEN
                                                                  VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                                 V.I. COMSTOCK     AND INCOME          VALUE
                                                                ---------------  ---------------  ---------------
                              ASSETS
Investments in shares of Ibbotson Funds:
   Ibbotson Conservative Fund, 1,684,255 shares at net asset
     value of $11.20 per share (cost $18,626,448)                            --               --               --
   Ibbotson Growth Fund, 2,653,004 shares at net asset value
     of $9.36 per share (cost $20,504,202)                                   --               --               --
   Ibbotson Income and Growth Fund, 3,213,775 shares at net
     asset value of $10.81 per share (cost $32,859,095)                      --               --               --
Investments in shares of Invesco Van Kampen V.I. Funds:
   American Franchise Fund, 145,197 shares at net asset value
     of $35.55 per share (cost $5,198,844)                                   --               --               --
   Comstock Fund, 1,408,365 shares at net asset value of
     $13.22 per share (cost $16,451,310)                             18,618,586               --               --
   Growth and Income Fund, 146,364 shares at net asset
     value of $20.03 per share (cost $2,311,959)                             --        2,931,679               --
   American Value Fund, 61,220 shares at net asset value of
     $14.81 per share (cost $859,743)                                        --               --          906,672
                                                                ---------------  ---------------  ---------------
                                                                     18,618,586        2,931,679          906,672
Receivable from Minnesota Life for contract purchase payments            34,300               --              547
Receivable for investments sold                                              --            1,766               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                    18,652,886        2,933,445          907,219
                                                                ---------------  ---------------  ---------------
                           LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --            1,810               --
Payable for investments purchased                                        34,622               --              571
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                   34,622            1,810              571
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                        18,618,264        2,931,635          906,648
                                                                ===============  ===============  ===============
                     CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     18,618,264        2,931,635          906,648
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                   18,618,264        2,931,635          906,648
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                    INVESCO
                                                                  VAN KAMPEN      IVY FUNDS VIP
                                                                  V.I. EQUITY         ASSET        IVY FUNDS VIP    IVY FUNDS VIP
                                                                  AND INCOME        STRATEGY         BALANCED           BOND
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
   Equity and Income Fund, 100,969 shares at net asset value
     of $15.05 per share (cost $1,514,372)                      $     1,519,585               --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 17,857,752 shares at net asset
     value of $10.73 per share (cost $172,857,333)                           --      191,540,465               --               --
   Balanced Portfolio, 11,211,960 shares at net asset value of
     $9.37 per share (cost $96,055,330)                                      --               --      105,071,764               --
   Bond Portfolio, 18,627,110 shares at net asset value of
     $5.90 per share (cost $105,046,467)                                     --               --               --      109,873,869
   Core Equity Portfolio, 3,838,871 shares at net asset value
     of $12.38 per share (cost $44,897,325)                                  --               --               --               --
   Dividend Income Portfolio, 2,851,237 shares at net asset
     value of $7.24 per share (cost $18,818,297)                             --               --               --               --
   Energy Portfolio, 1,144,600 shares at net asset value of
     $5.89 per share (cost $5,929,950)                                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      1,519,585      191,540,465      105,071,764      109,873,869
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                           1,208           76,645           19,358           10,202
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                     1,520,793      191,617,110      105,091,122      109,884,071
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             1,242           79,979           19,898           11,082
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    1,242           79,979           19,898           11,082
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     1,519,551      191,537,131      105,071,224      109,872,989
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      1,519,551      191,054,716      102,250,669      109,872,989
Contracts in annuity payment period                                          --          482,415        2,820,555               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     1,519,551      191,537,131      105,071,224      109,872,989
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                  IVY FUNDS VIP
                                                                 IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP
                                                                  CORE EQUITY        INCOME           ENERGY
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Invesco Van Kampen V.I. Funds:
   Equity and Income Fund, 100,969 shares at net asset value
     of $15.05 per share (cost $1,514,372)                                   --               --               --
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio, 17,857,752 shares at net asset
     value of $10.73 per share (cost $172,857,333)                           --               --               --
   Balanced Portfolio, 11,211,960 shares at net asset value of
     $9.37 per share (cost $96,055,330)                                      --               --               --
   Bond Portfolio, 18,627,110 shares at net asset value of
     $5.90 per share (cost $105,046,467)                                     --               --               --
   Core Equity Portfolio, 3,838,871 shares at net asset value
     of $12.38 per share (cost $44,897,325)                          47,528,294               --               --
   Dividend Income Portfolio, 2,851,237 shares at net asset
     value of $7.24 per share (cost $18,818,297)                             --       20,656,357               --
   Energy Portfolio, 1,144,600 shares at net asset value of
     $5.89 per share (cost $5,929,950)                                       --               --        6,746,390
                                                                ---------------  ---------------  ---------------
                                                                     47,528,294       20,656,357        6,746,390
Receivable from Minnesota Life for contract purchase payments               446               --               --
Receivable for investments sold                                              --           11,216              620
                                                                ---------------  ---------------  ---------------
     Total assets                                                    47,528,740       20,667,573        6,747,010
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --           11,547              790
Payable for investments purchased                                         1,044               --               --
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                    1,044           11,547              790
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                        47,527,696       20,656,026        6,746,220
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                     47,374,116       20,656,026        6,746,220
Contracts in annuity payment period                                     153,580               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                   47,527,696       20,656,026        6,746,220
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                GLOBAL NATURAL    INTERNATIONAL        HIGH         IVY FUNDS VIP
                                                                   RESOURCES         GROWTH           INCOME           GROWTH
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Global Natural Resources Portfolio, 7,665,267 shares at net
     asset value of $5.04 per share (cost $41,666,128)          $    38,630,645               --               --               --
   Growth Portfolio, 16,152,424 shares at net asset value of
     $10.63 per share (cost $157,248,798)                                    --      171,640,502               --               --
   High Income Portfolio, 11,444,170 shares at net asset value
     of $3.80 per share (cost $36,787,273)                                   --               --       43,431,770               --
   International Growth Portfolio, 5,668,806 shares at net
     asset value of $8.46 per share (cost $45,860,560)                       --               --               --       47,980,205
   International Value Portfolio, 10,769,540 shares at net
     asset value of $16.07 per share (cost $189,140,207)                     --               --               --               --
   Micro-Cap Growth Portfolio, 968,175 shares at net asset
     value of $21.13 per share (cost $18,226,859)                            --               --               --               --
   Mid Cap Growth Portfolio, 3,678,543 shares at net asset
     value of $8.54 per share (cost $28,040,569)                             --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     38,630,645      171,640,502       43,431,770       47,980,205
Receivable from Minnesota Life for contract purchase payments                --           25,765               --           59,256
Receivable for investments sold                                          33,181               --           43,080               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    38,663,826      171,666,267       43,474,850       48,039,461
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            34,134               --           43,863               --
Payable for investments purchased                                            --           27,664               --           60,149
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                   34,134           27,664           43,863           60,149
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    38,629,692      171,638,603       43,430,987       47,979,312
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    38,629,692      170,528,461       43,430,987       47,913,678
Contracts in annuity payment period                                          --        1,110,142               --           65,634
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    38,629,692      171,638,603       43,430,987       47,979,312
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                 INTERNATIONAL      MICRO-CAP         MID CAP
                                                                     VALUE           GROWTH           GROWTH
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Global Natural Resources Portfolio, 7,665,267 shares at net
     asset value of $5.04 per share (cost $41,666,128)                       --               --               --
   Growth Portfolio, 16,152,424 shares at net asset value of
     $10.63 per share (cost $157,248,798)                                    --               --               --
   High Income Portfolio, 11,444,170 shares at net asset value
     of $3.80 per share (cost $36,787,273)                                   --               --               --
   International Growth Portfolio, 5,668,806 shares at net
     asset value of $8.46 per share (cost $45,860,560)                       --               --               --
   International Value Portfolio, 10,769,540 shares at net
     asset value of $16.07 per share (cost $189,140,207)            173,056,808               --               --
   Micro-Cap Growth Portfolio, 968,175 shares at net asset
     value of $21.13 per share (cost $18,226,859)                            --       20,455,987               --
   Mid Cap Growth Portfolio, 3,678,543 shares at net asset
     value of $8.54 per share (cost $28,040,569)                             --               --       31,405,563
                                                                ---------------  ---------------  ---------------
                                                                    173,056,808       20,455,987       31,405,563
Receivable from Minnesota Life for contract purchase payments           161,496               --           51,931
Receivable for investments sold                                              --           15,735               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                   173,218,304       20,471,722       31,457,494
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --           16,048               --
Payable for investments purchased                                       163,579               --           52,456
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                  163,579           16,048           52,456
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                       173,054,725       20,455,674       31,405,038
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                    172,081,667       20,398,113       31,405,038
Contracts in annuity payment period                                     973,058           57,561               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                  173,054,725       20,455,674       31,405,038
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                     MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                                    MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Money Market Portfolio, 12,362,039 shares at net asset value
     of $1.00 per share (cost $12,362,037)                      $    12,362,039               --               --               --
   Pathfinder Aggressive, 1,832,114 shares at net asset value
     of $5.04 per share (cost $8,634,146)                                    --        9,241,367               --               --
   Pathfinder Conservative, 6,645,600 shares at net asset value
     of $5.33 per share (cost $33,722,126)                                   --               --       35,417,060               --
   Pathfinder Moderate, 34,959,802 shares at net asset value of
     $5.33 per share (cost $162,376,379)                                     --               --               --      186,391,681
   Pathfinder Moderately Aggressive, 37,255,138 shares at net
     asset value of $5.45 per share (cost $173,858,397)                      --               --               --               --
   Pathfinder Moderately Conservative, 11,472,871 shares at net
     asset value of $5.41 per share (cost $56,891,191)                       --               --               --               --
   Real Estate Securities Portfolio, 1,713,410 shares at net
     asset value of $7.89 per share (cost $10,380,979)                       --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     12,362,039        9,241,367       35,417,060      186,391,681
Receivable from Minnesota Life for contract purchase payments                --            9,127               --          214,349
Receivable for investments sold                                           2,145               --           43,967               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                    12,364,184        9,250,494       35,461,027      186,606,030
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                             2,286               --           44,093               --
Payable for investments purchased                                            --            9,309               --          215,198
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                    2,286            9,309           44,093          215,198
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $    12,361,898        9,241,185       35,416,934      186,390,832
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    12,361,898        9,241,185       35,416,934      186,390,832
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $    12,361,898        9,241,185       35,416,934      186,390,832
                                                                ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP
                                                                  PATHFINDER       PATHFINDER      IVY FUNDS VIP
                                                                  MODERATELY       MODERATELY       REAL ESTATE
                                                                  AGGRESSIVE      CONSERVATIVE      SECURITIES
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Money Market Portfolio, 12,362,039 shares at net asset value
     of $1.00 per share (cost $12,362,037)                                   --               --               --
   Pathfinder Aggressive, 1,832,114 shares at net asset value
     of $5.04 per share (cost $8,634,146)                                    --               --               --
   Pathfinder Conservative, 6,645,600 shares at net asset value
     of $5.33 per share (cost $33,722,126)                                   --               --               --
   Pathfinder Moderate, 34,959,802 shares at net asset value of
     $5.33 per share (cost $162,376,379)                                     --               --               --
   Pathfinder Moderately Aggressive, 37,255,138 shares at net
     asset value of $5.45 per share (cost $173,858,397)             202,977,168               --               --
   Pathfinder Moderately Conservative, 11,472,871 shares at net
     asset value of $5.41 per share (cost $56,891,191)                       --       62,073,971               --
   Real Estate Securities Portfolio, 1,713,410 shares at net
     asset value of $7.89 per share (cost $10,380,979)                       --               --       13,525,832
                                                                ---------------  ---------------  ---------------
                                                                    202,977,168       62,073,971       13,525,832
Receivable from Minnesota Life for contract purchase payments           199,213           23,998               --
Receivable for investments sold                                              --               --            6,559
                                                                ---------------  ---------------  ---------------
     Total assets                                                   203,176,381       62,097,969       13,532,391
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --            6,921
Payable for investments purchased                                       199,976           24,222               --
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                  199,976           24,222            6,921
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                       202,976,405       62,073,747       13,525,470
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                    202,976,405       62,073,747       13,525,470
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                  202,976,405       62,073,747       13,525,470
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   SCIENCE &        SMALL CAP        SMALL CAP      IVY FUNDS VIP
                                                                  TECHNOLOGY         GROWTH            VALUE            VALUE
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Science & Technology Portfolio, 2,636,466 shares at net
     asset value of $18.10 per share (cost $42,417,729)         $    47,729,788               --               --               --
   Small Cap Growth Portfolio, 5,826,556 shares at net asset
     value of $9.60 per share (cost $55,950,965)                             --       55,912,217               --               --
   Small Cap Value Portfolio, 3,602,577 shares at net asset
     value of $16.04 per share (cost $51,701,440)                            --               --       57,794,705               --
   Value Portfolio, 11,828,449 shares at net asset value of
     $5.97 per share (cost $69,166,999)                                      --               --               --       70,630,033
   Global Bond Portfolio, 1,027,757 shares at net asset value
     of $5.07 per share (cost $5,186,165)                                    --               --               --               --
   Limited-Term Bond Portfolio, 2,687,732 shares at net asset
     value of $4.92 per share (cost $13,683,734)                             --               --               --               --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 536,286 shares at net asset value
     of $28.42 per share (cost $14,836,809)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     47,729,788       55,912,217       57,794,705       70,630,033
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                          29,494           33,575           27,308           24,505
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                 47,759,282       55,945,792       57,822,013       70,654,538
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            30,633           34,222           28,017           25,124
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                30,633           34,222           28,017           25,124
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $    47,728,649       55,911,570       57,793,996       70,629,414
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    47,673,758       55,429,388       57,455,859       70,203,895
Contracts in annuity payment period                                      54,891          482,182          338,137          425,519
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $    47,728,649       55,911,570       57,793,996       70,629,414
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                                    GLOBAL        LIMITED-TERM         ASPEN
                                                                     BOND             BOND           BALANCED
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Ivy Funds VIP Target Funds, Inc.:
   Science & Technology Portfolio, 2,636,466 shares at net
     asset value of $18.10 per share (cost $42,417,729)                      --               --               --
   Small Cap Growth Portfolio, 5,826,556 shares at net asset
     value of $9.60 per share (cost $55,950,965)                             --               --               --
   Small Cap Value Portfolio, 3,602,577 shares at net asset
     value of $16.04 per share (cost $51,701,440)                            --               --               --
   Value Portfolio, 11,828,449 shares at net asset value of
     $5.97 per share (cost $69,166,999)                                      --               --               --
   Global Bond Portfolio, 1,027,757 shares at net asset value
     of $5.07 per share (cost $5,186,165)                             5,208,978               --               --
   Limited-Term Bond Portfolio, 2,687,732 shares at net asset
     value of $4.92 per share (cost $13,683,734)                             --       13,221,224               --
Investments in shares of Janus Aspen Series - Service Shares:
   Balanced Portfolio, 536,286 shares at net asset value
     of $28.42 per share (cost $14,836,809)                                  --               --       15,241,247
                                                                ---------------  ---------------  ---------------
                                                                      5,208,978       13,221,224       15,241,247
Receivable from Minnesota Life for contract purchase payments             7,776          116,046               --
Receivable for investments sold                                              --               --           17,075
                                                                ---------------  ---------------  ---------------
        Total assets                                                  5,216,754       13,337,270       15,258,322
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --           17,305
Payable for investments purchased                                         7,841          116,136               --
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                 7,841          116,136           17,305
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                      5,208,913       13,221,134       15,241,017
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      5,208,913       13,221,134       15,241,017
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                 5,208,913       13,221,134       15,241,017
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                     JANUS            JANUS         JANUS ASPEN          MFS
                                                                     ASPEN            ASPEN           MID CAP         INVESTORS
                                                                     FORTY          OVERSEAS           VALUE        GROWTH STOCK
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
   Aspen Forty Portfolio, 695,197 shares at net asset value
     of $40.28 per share (cost $22,794,966)                     $    28,002,531               --               --               --
   Aspen Overseas Portfolio, 1,840,122 shares at net asset
     value of $37.03 per share (cost $75,880,670)                            --       68,139,703               --               --
   Aspen Mid Cap Value Portfolio, 817,031 shares at net asset
     value of $15.57 per share (cost $11,469,983)                            --               --       12,721,166               --
Investments in shares of MFS Variable Insurance Trust:
   Investors Growth Stock Series, 2,958,179 shares at net
     asset value of $11.93 per share (cost $29,639,438)                      --               --               --       35,291,077
   Mid Cap Growth Series, 133,457 shares at net asset value
     of $6.38 per share (cost $695,124)                                      --               --               --               --
   New Discovery Series, 562,516 shares at net asset value
     of $15.01 per share (cost $7,534,304)                                   --               --               --               --
   Value Fund, 5,014,456 shares at net asset value
     of $14.22 per share (cost $60,238,351)                                  --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                     28,002,531       68,139,703       12,721,166       35,291,077
Receivable from Minnesota Life for contract purchase payments                --               --           29,051           72,954
Receivable for investments sold                                          53,003           18,907               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                 28,055,534       68,158,610       12,750,217       35,364,031
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                            53,345           19,887               --               --
Payable for investments purchased                                            --               --           29,284           73,579
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                53,345           19,887           29,284           73,579
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $    28,002,189       68,138,723       12,720,933       35,290,452
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $    27,855,672       67,967,909       12,720,933       35,290,452
Contracts in annuity payment period                                     146,517          170,814               --               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $    28,002,189       68,138,723       12,720,933       35,290,452
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                      MFS              MFS
                                                                    MID CAP            NEW              MFS
                                                                    GROWTH          DISCOVERY          VALUE
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Janus Aspen Series - Service Shares:
   Aspen Forty Portfolio, 695,197 shares at net asset value
     of $40.28 per share (cost $22,794,966)                                  --               --               --
   Aspen Overseas Portfolio, 1,840,122 shares at net asset
     value of $37.03 per share (cost $75,880,670)                            --               --               --
   Aspen Mid Cap Value Portfolio, 817,031 shares at net asset
     value of $15.57 per share (cost $11,469,983)                            --               --               --
Investments in shares of MFS Variable Insurance Trust:
   Investors Growth Stock Series, 2,958,179 shares at net
     asset value of $11.93 per share (cost $29,639,438)                      --               --               --
   Mid Cap Growth Series, 133,457 shares at net asset value
     of $6.38 per share (cost $695,124)                                 851,458               --               --
   New Discovery Series, 562,516 shares at net asset value
     of $15.01 per share (cost $7,534,304)                                   --        8,443,362               --
   Value Fund, 5,014,456 shares at net asset value
     of $14.22 per share (cost $60,238,351)                                  --               --       71,305,564
                                                                ---------------  ---------------  ---------------
                                                                        851,458        8,443,362       71,305,564
Receivable from Minnesota Life for contract purchase payments                --            2,771           68,030
Receivable for investments sold                                             103               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                    851,561        8,446,133       71,373,594
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                               120               --               --
Payable for investments purchased                                            --            2,923           69,347
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                   120            2,923           69,347
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                        851,441        8,443,210       71,304,247
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                        851,441        8,368,825       71,280,662
Contracts in annuity payment period                                          --           74,385           23,585
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                   851,441        8,443,210       71,304,247
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   NEUBERGER                        OPPENHEIMER
                                                                      AMT          OPPENHEIMER        GLOBAL         OPPENHEIMER
                                                                   SOCIALLY          CAPITAL         STRATEGIC       MAIN STREET
                                                                  RESPONSIVE      APPRECIATION        INCOME          SMALL CAP
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Neuberger Funds:
   AMT Socially Responsive, 35,346 shares at net asset value of
     $15.92 per share (cost $480,188)                           $       562,706               --               --               --
Investments in shares of Oppenheimer Variable Account
   Funds/Panorama Series Fund, Inc.:
     Capital Appreciation Fund, 60,765 shares at net asset
        value of $44.66 per share (cost $2,211,991)                          --        2,713,756               --               --
     Global Strategic Income Fund, 2,915,580 shares at net
        asset value of $5.79 per share (cost $16,418,334)                    --               --       16,881,210               --
     Main Street Small Cap Fund, 48,475 shares at net asset
        value of $19.96 per share (cost $813,740)                            --               --               --          967,561
     International Growth, 2,697,781 shares at net asset value
        of $2.14 per share (cost $4,867,629)                                 --               --               --               --
Investments in shares of PIMCO Funds:
     VIT Low Duration Fund, 3,503,631 shares at net asset value
        of $10.78 per share (cost $36,915,709)                               --               --               --               --
     VIT Total Return Fund, 6,712,585 shares at net asset value
        of $11.55 per share (cost $76,367,582)                               --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                        562,706        2,713,756       16,881,210          967,561
Receivable from Minnesota Life for contract purchase payments               252               --            5,673               --
Receivable for investments sold                                              --              571               --              101
                                                                ---------------  ---------------  ---------------  ---------------
        Total assets                                                    562,958        2,714,327       16,886,883          967,662
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --              622               --              133
Payable for investments purchased                                           269               --            5,976               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total liabilities                                                   269              622            5,976              133
                                                                ---------------  ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                $       562,689        2,713,705       16,880,907          967,529
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $       562,689        2,713,705       16,842,970          967,529
Contracts in annuity payment period                                          --               --           37,937               --
                                                                ---------------  ---------------  ---------------  ---------------
        Total Contract Owners' Equity                           $       562,689        2,713,705       16,880,907          967,529
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                  OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS
                                                                 INTERNATIONAL       VIT LOW         VIT TOTAL
                                                                    GROWTH          DURATION          RETURN
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Neuberger Funds:
   AMT Socially Responsive, 35,346 shares at net asset value of
     $15.92 per share (cost $480,188)                                        --               --               --
Investments in shares of Oppenheimer Variable Account
   Funds/Panorama Series Fund, Inc.:
     Capital Appreciation Fund, 60,765 shares at net asset
        value of $44.66 per share (cost $2,211,991)                          --               --               --
     Global Strategic Income Fund, 2,915,580 shares at net
        asset value of $5.79 per share (cost $16,418,334)                    --               --               --
     Main Street Small Cap Fund, 48,475 shares at net asset
        value of $19.96 per share (cost $813,740)                            --               --               --
     International Growth, 2,697,781 shares at net asset value
        of $2.14 per share (cost $4,867,629)                          5,773,252               --               --
Investments in shares of PIMCO Funds:
     VIT Low Duration Fund, 3,503,631 shares at net asset value
        of $10.78 per share (cost $36,915,709)                               --       37,769,139               --
     VIT Total Return Fund, 6,712,585 shares at net asset value
        of $11.55 per share (cost $76,367,582)                               --               --       77,530,352
                                                                ---------------  ---------------  ---------------
                                                                      5,773,252       37,769,139       77,530,352
Receivable from Minnesota Life for contract purchase payments             5,451          161,114          316,111
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
        Total assets                                                  5,778,703       37,930,253       77,846,463
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                             --               --               --
Payable for investments purchased                                         5,558          162,023          317,685
                                                                ---------------  ---------------  ---------------
        Total liabilities                                                 5,558          162,023          317,685
                                                                ---------------  ---------------  ---------------
        Net assets applicable to Contract owners                      5,773,145       37,768,230       77,528,778
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      5,773,145       37,768,230       77,528,778
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
        Total Contract Owners' Equity                                 5,773,145       37,768,230       77,528,778
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------------
                                                                   PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                  GROWTH AND      INTERNATIONAL      MULTI CAP         EQUITY
                                                                    INCOME           EQUITY           GROWTH           INCOME
                                                                ---------------  ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Putnam Variable Trust:
   Putnam Growth and Income Fund, 69,111 shares at net
     asset value of $17.93 per share (cost $1,010,522)          $     1,239,162               --               --               --
   International Equity Fund, 417,201 shares at net asset
     value of $11.33 per share (cost $5,482,396)                             --        4,726,886               --               --
   Multi Cap Growth Fund, 23,268 shares at net asset value of
     $22.45 per share (cost $467,106)                                        --               --          522,361               --
   Equity Income Fund, 188,126 shares at net asset value of
     $15.72 per share (cost $2,530,397)                                      --               --               --        2,957,348
   Voyager Fund, 106,945 shares at net asset value of $36.17
     per share (cost $3,889,671)                                             --               --               --               --
Investments in shares of TOPS Funds.:
   Protected Growth ETF Portfolio, 1,037,331 shares at net
     asset value of $10.19 per share (cost $10,287,722)                      --               --               --               --
   Protected Moderate Growth ETF Portfolio, 558,638 shares at
     net asset value of $10.67 per share (cost $5,790,274)                   --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
                                                                      1,239,162        4,726,886          522,361        2,957,348
Receivable from Minnesota Life for contract purchase payments                --               --               --               --
Receivable for investments sold                                             180              148               64            8,326
                                                                ---------------  ---------------  ---------------  ---------------
     Total assets                                                     1,239,342        4,727,034          522,425        2,965,674
                                                                ---------------  ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                               196              242               76            8,376
Payable for investments purchased                                            --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total liabilities                                                      196              242               76            8,376
                                                                ---------------  ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     1,239,146        4,726,792          522,349        2,957,298
                                                                ===============  ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     1,239,146        4,726,792          522,349        2,957,298
Contracts in annuity payment period                                          --               --               --               --
                                                                ---------------  ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     1,239,146        4,726,792          522,349        2,957,298
                                                                ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                                       TOPS
                                                                                      TOPS           PROTECTED
                                                                   PUTNAM VT        PROTECTED        MODERATE
                                                                    VOYAGER        GROWTH ETF       GROWTH ETF
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of Putnam Variable Trust:
   Putnam Growth and Income Fund, 69,111 shares at net
     asset value of $17.93 per share (cost $1,010,522)                       --               --               --
   International Equity Fund, 417,201 shares at net asset
     value of $11.33 per share (cost $5,482,396)                             --               --               --
   Multi Cap Growth Fund, 23,268 shares at net asset value of
     $22.45 per share (cost $467,106)                                        --               --               --
   Equity Income Fund, 188,126 shares at net asset value of
     $15.72 per share (cost $2,530,397)                                      --               --               --
   Voyager Fund, 106,945 shares at net asset value of $36.17
     per share (cost $3,889,671)                                      3,868,218               --               --
Investments in shares of TOPS Funds.:
   Protected Growth ETF Portfolio, 1,037,331 shares at net
     asset value of $10.19 per share (cost $10,287,722)                      --       10,570,401               --
   Protected Moderate Growth ETF Portfolio, 558,638 shares at
     net asset value of $10.67 per share (cost $5,790,274)                   --               --        5,960,668
                                                                ---------------  ---------------  ---------------
                                                                      3,868,218       10,570,401        5,960,668
Receivable from Minnesota Life for contract purchase payments               500          323,701           70,924
Receivable for investments sold                                              --               --               --
                                                                ---------------  ---------------  ---------------
     Total assets                                                     3,868,718       10,894,102        6,031,592
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges                                --               --               --
Payable for investments purchased                                           569          323,845           71,037
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                      569          323,845           71,037
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                         3,868,149       10,570,257        5,960,555
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                      3,868,149       10,570,257        5,960,555
Contracts in annuity payment period                                          --               --               --
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                                    3,868,149       10,570,257        5,960,555
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------------
                                                                                 MORGAN STANLEY
                                                                     TOPS         UIF EMERGING
                                                                   PROTECTED         MARKETS
                                                                 BALANCED ETF        EQUITY            TOTAL
                                                                ---------------  ---------------  ---------------
                            ASSETS
Investments in shares of TOPS Funds.:
   Protected Balanced ETF, 678,568 shares at net asset value
      of $10.71 per share (cost $7,046,339)                     $     7,267,468               --
Investments in shares of Morgan Stanley Funds, Inc.:
   UIF Emerging Markets Equity Portfolio, 650,090 shares at net
      asset value of $14.98 per share (cost $8,370,974)                      --        9,738,348
                                                                ---------------  ---------------  ---------------
Investments in sub-accounts                                           7,267,468        9,738,348    3,455,342,261
Receivable from Minnesota Life for contract purchase payments            22,973           21,236        2,788,307
Receivable for investments sold                                              --               --          972,822
                                                                ---------------  ---------------  ---------------
     Total assets                                                     7,290,441        9,759,584    3,459,103,390
                                                                ---------------  ---------------  ---------------
                          LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges                                 --               --          991,344
Payable for investments purchased                                        23,115           21,430        2,814,921
                                                                ---------------  ---------------  ---------------
     Total liabilities                                                   23,115           21,430        3,806,265
                                                                ---------------  ---------------  ---------------
     Net assets applicable to Contract owners                   $     7,267,326        9,738,154    3,455,297,125
                                                                ===============  ===============  ===============
                    CONTRACT OWNERS' EQUITY
Contracts in accumulation period                                $     7,267,326        9,738,154    3,396,244,285
Contracts in annuity payment period                                          --               --       59,052,840
                                                                ---------------  ---------------  ---------------
     Total Contract Owners' Equity                              $     7,267,326        9,738,154    3,455,297,125
                                                                ===============  ===============  ===============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2012

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                   ADVANTUS         ADVANTUS
                                                                 ADVANTUS         ADVANTUS           INDEX          MORTGAGE
                                                                   BOND             MONEY             500          SECURITIES
                                                                  CLASS 2          MARKET           CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --               --               --               --
  Mortality, expense charges and administrative charges            (2,564,368)        (632,052)      (1,312,874)        (791,314)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                        (2,564,368)        (632,052)      (1,312,874)        (791,314)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           24,696,261       24,668,759       16,765,419       10,497,577
     Cost of investments sold                                     (17,844,219)     (24,668,759)     (11,019,493)      (8,229,442)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                    6,852,042               --        5,745,926        2,268,135
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             6,852,042               --        5,745,926        2,268,135
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      6,557,091            1,666       12,494,296         (241,087)
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                     13,409,133            1,666       18,240,222        2,027,048
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $    10,844,765         (630,386)      16,927,348        1,235,734
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 ADVANTUS         ADVANTUS         ADVANTUS
                                                               INTERNATIONAL      INDEX 400       REAL ESTATE
                                                                   BOND            MID-CAP        SECURITIES
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --               --               --
  Mortality, expense charges and administrative charges            (1,117,785)        (859,787)        (770,814)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                        (1,117,785)        (859,787)        (770,814)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            6,723,348        8,555,720        7,849,070
     Cost of investments sold                                      (3,892,440)      (5,744,516)      (6,157,687)
                                                              ---------------  ---------------  ---------------
                                                                    2,830,908        2,811,204        1,691,383
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             2,830,908        2,811,204        1,691,383
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,642,071        7,708,340        7,439,464
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     12,472,979       10,519,544        9,130,847
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      11,355,194        9,659,757        8,360,033
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                    ALLIANCE
                                                               INVESCO V.I.     INVESCO V.I.     INVESCO V.I.       BERNSTEIN
                                                                  CAPITAL           CORE           SMALL CAP      INTERNATIONAL
                                                               APPRECIATION        EQUITY           EQUITY            VALUE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --           10,348               --           11,219
  Mortality, expense charges and administrative charges               (20,384)         (16,910)        (176,322)         (12,227)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                           (20,384)          (6,562)        (176,322)          (1,008)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            4,849,424          140,109          640,693          451,260
     Cost of investments sold                                      (4,877,158)        (122,209)        (481,694)        (478,112)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (27,734)          17,900          158,999          (26,852)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (27,734)          17,900          158,999          (26,852)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        609,007          112,065        1,397,140          131,851
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        581,273          129,965        1,556,139          104,999
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       560,889          123,403        1,379,817          103,991
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 AMERICAN         AMERICAN
                                                                  CENTURY          CENTURY         AMERICAN
                                                                  INCOME        VP INFLATION        CENTURY
                                                                AND GROWTH       PROTECTION          ULTRA
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                50,089        1,156,157               --
  Mortality, expense charges and administrative charges               (39,351)        (659,460)        (452,448)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            10,738          496,697         (452,448)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          947,695               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              485,250        1,197,188        6,995,431
     Cost of investments sold                                        (631,289)      (1,032,118)      (6,868,119)
                                                              ---------------  ---------------  ---------------
                                                                     (146,039)         165,070          127,312
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments              (146,039)       1,112,765          127,312
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        450,767          831,275        4,017,583
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        304,728        1,944,040        4,144,895
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         315,466        2,440,737        3,692,447
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------------------------
                                                                                  AMERICAN         AMERICAN         AMERICAN
                                                                 AMERICAN         FUNDS IS         FUNDS IS         FUNDS IS
                                                                  CENTURY        GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------  ----------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       769,117           45,784           17,889             7,312
  Mortality, expense charges and administrative charges              (607,078)         (22,755)         (15,029)           (7,679)
                                                              ---------------  ---------------  ---------------  ----------------
             Investment income (loss) - net                           162,039           23,029            2,860              (367)
                                                              ---------------  ---------------  ---------------  ----------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --           13,562               --                --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,753,979          439,889           56,303            56,019
     Cost of investments sold                                      (3,311,281)        (440,186)         (58,224)          (63,194)
                                                              ---------------  ---------------  ---------------  ----------------
                                                                     (557,302)            (297)          (1,921)           (7,175)
                                                              ---------------  ---------------  ---------------  ----------------
             Net realized gains (losses) on investments              (557,302)          13,265           (1,921)           (7,175)
                                                              ---------------  ---------------  ---------------  ----------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,548,351           26,564          193,515            75,941
                                                              ---------------  ---------------  ---------------  ----------------
             Net gains (losses) on investments                      4,991,049           39,829          191,594            68,766
                                                              ---------------  ---------------  ---------------  ----------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     5,153,088           62,858          194,454            68,399
                                                              ===============  ===============  ===============  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                 AMERICAN         AMERICAN         AMERICAN
                                                                 FUNDS IS         FUNDS IS         FUNDS IS
                                                                  GROWTH        GROWTH-INCOME    INTERNATIONAL
                                                                  CLASS 2          CLASS 2          CLASS 2
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                23,991           43,955           37,112
  Mortality, expense charges and administrative charges               (33,794)         (26,904)         (21,776)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            (9,803)          17,051           15,336
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              442,420          146,186          319,034
     Cost of investments sold                                        (437,708)        (137,960)        (330,550)
                                                              ---------------  ---------------  ---------------
                                                                        4,712            8,226          (11,516)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                 4,712            8,226          (11,516)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        299,253          215,262          238,822
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        303,965          223,488          227,306
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         294,162          240,539          242,642
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 AMERICAN         AMERICAN
                                                                 FUNDS IS         FUNDS IS         FIDELITY
                                                                 NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                                  CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        17,420           35,081        1,518,176          520,378
  Mortality, expense charges and administrative charges               (14,572)         (38,956)        (320,731)        (642,733)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             2,848           (3,875)       1,197,445         (122,355)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --           80,999               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              202,275          889,388          984,071        7,005,402
     Cost of investments sold                                        (202,471)        (896,531)        (718,960)      (8,549,976)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                         (196)          (7,143)         265,111       (1,544,574)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                  (196)          73,856          265,111       (1,544,574)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        161,642          (61,258)       1,011,434        7,942,201
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        161,446           12,598        1,276,545        6,397,627
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       164,294            8,723        2,473,990        6,275,272
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                   FRANKLIN
                                                               FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                               EQUITY-INCOME       MID-CAP           VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             2,219,828          138,075           80,036
  Mortality, expense charges and administrative charges            (1,140,267)        (499,877)        (147,726)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                         1,079,561         (361,802)         (67,690)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           5,108,658        2,831,390               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           17,035,964        6,219,631          776,191
     Cost of investments sold                                     (21,291,730)      (6,480,853)        (554,474)
                                                              ---------------  ---------------  ---------------
                                                                   (4,255,766)        (261,222)         221,717
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               852,892        2,570,168          221,717
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,694,655        2,254,935        1,551,573
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     10,547,547        4,825,103        1,773,290
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      11,627,108        4,463,301        1,705,600
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                  FRANKLIN                          TEMPLETON
                                                                                  LARGE CAP        FRANKLIN        DEVELOPING
                                                                 FRANKLIN          GROWTH        MUTUAL SHARES       MARKETS
                                                               SMALL MID CAP     SECURITIES       SECURITIES       SECURITIES
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --           23,649          190,846          403,638
  Mortality, expense charges and administrative charges              (124,991)         (43,037)        (131,948)        (386,000)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (124,991)         (19,388)          58,898           17,638
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             699,960               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,265,894          581,992        1,898,338        5,001,370
     Cost of investments sold                                      (2,356,029)        (601,530)      (2,453,412)      (6,576,169)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (90,135)         (19,538)        (555,074)      (1,574,799)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               609,825          (19,538)        (555,074)      (1,574,799)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        396,474          319,875        1,628,880        4,866,778
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                      1,006,299          300,337        1,073,806        3,291,979
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       881,308          280,949        1,132,704        3,309,617
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT        IBBOTSON
                                                                GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                                  INCOME           GROWTH          BALANCED
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               110,041           40,806          827,553
  Mortality, expense charges and administrative charges              (208,684)         (54,217)        (762,444)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (98,643)         (13,411)          65,109
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             582,403              583        2,380,514

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              359,925          829,430        6,382,945
     Cost of investments sold                                        (353,902)        (614,724)      (4,602,491)
                                                              ---------------  ---------------  ---------------
                                                                        6,023          214,706        1,780,454
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               588,426          215,289        4,160,968
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                       (326,020)         182,827          475,448
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        262,406          398,116        4,636,416
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         163,763          384,705        4,701,525
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                                                                     INVESCO
                                                                                                   IBBOTSON        VAN KAMPEN
                                                                 IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN
                                                               CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       245,229          303,655          532,959               --
  Mortality, expense charges and administrative charges              (251,715)        (376,594)        (474,253)         (54,574)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                            (6,486)         (72,939)          58,706          (54,574)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund             331,582        1,799,476          998,517               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,330,404        2,878,809        3,126,097          998,897
     Cost of investments sold                                      (2,060,436)      (1,980,658)      (2,353,912)        (931,205)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      269,968          898,151          772,185           67,692
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               601,550        2,697,627        1,770,702           67,692
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        (15,663)          (3,392)          77,362            7,647
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        585,887        2,694,235        1,848,064           75,339
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       579,401        2,621,296        1,906,770           20,765
                                                              ===============  ===============  ===============  ===============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                   INVESCO          INVESCO
                                                                  INVESCO        VAN KAMPEN       VAN KAMPEN
                                                                VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK     AND INCOME          VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               239,059           37,478            3,254
  Mortality, expense charges and administrative charges              (207,870)         (40,604)          (6,891)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            31,189           (3,126)          (3,637)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              964,424          673,467          283,565
     Cost of investments sold                                      (1,021,114)        (627,622)        (251,240)
                                                              ---------------  ---------------  ---------------
                                                                      (56,690)          45,845           32,325
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (56,690)          45,845           32,325
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,271,295          319,092           34,338
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                      2,214,605          364,937           66,663
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                       2,245,794          361,811           63,026
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                  INVESCO
                                                                VAN KAMPEN      IVY FUNDS VIP
                                                                V.I. EQUITY         ASSET        IVY FUNDS VIP    IVY FUNDS VIP
                                                                AND INCOME        STRATEGY         BALANCED           BOND
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        25,674        1,946,242        1,520,387        3,072,823
  Mortality, expense charges and administrative charges               (20,962)      (2,563,473)      (1,291,730)      (1,341,103)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             4,712         (617,231)         228,657        1,731,720
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --        5,519,701          779,351

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              361,595       13,962,290       14,607,341        3,853,472
     Cost of investments sold                                        (379,352)     (14,226,828)     (12,501,623)      (3,475,624)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (17,757)        (264,538)       2,105,718          377,848
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (17,757)        (264,538)       7,625,419        1,157,199
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        153,604       28,615,499        2,152,400        1,224,035
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        135,847       28,350,961        9,777,819        2,381,234
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       140,559       27,733,730       10,006,476        4,112,954
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                IVY FUNDS VIP
                                                               IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP
                                                                CORE EQUITY        INCOME           ENERGY
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               214,426          212,744               --
  Mortality, expense charges and administrative charges              (542,082)        (292,314)        (109,163)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                          (327,656)         (79,570)        (109,163)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           3,590,505               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            3,232,552        2,070,370        1,167,135
     Cost of investments sold                                      (3,209,076)      (2,004,706)      (1,381,140)
                                                              ---------------  ---------------  ---------------
                                                                       23,476           65,664         (214,005)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             3,613,981           65,664         (214,005)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,364,342        2,124,143          308,994
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                      5,978,323        2,189,807           94,989
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                       5,650,667        2,110,237          (14,174)
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                              GLOBAL NATURAL    INTERNATIONAL        HIGH         IVY FUNDS VIP
                                                                 RESOURCES         GROWTH           INCOME           GROWTH
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --          103,124        2,659,597          774,208
  Mortality, expense charges and administrative charges              (589,469)      (2,252,583)        (614,262)        (606,777)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (589,469)      (2,149,459)       2,045,335          167,431
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           2,229,940       12,215,698               --        2,528,740

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            3,906,672       16,560,879        4,268,780        2,417,666
     Cost of investments sold                                      (6,436,650)     (14,290,703)      (4,102,503)      (2,394,310)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                   (2,529,978)       2,270,176          166,277           23,356
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments              (300,038)      14,485,874          166,277        2,552,096
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      1,090,618        5,530,804        4,211,709        3,466,848
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        790,580       20,016,678        4,377,986        6,018,944
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       201,111       17,867,219        6,423,321        6,186,375
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                               INTERNATIONAL      MICRO-CAP         MID CAP
                                                                   VALUE           GROWTH           GROWTH
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             3,770,948               --               --
  Mortality, expense charges and administrative charges            (2,189,942)        (278,319)        (362,781)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                         1,581,006         (278,319)        (362,781)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           1,367,821        1,589,139        2,271,142

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                           15,800,727        3,412,306        1,395,104
     Cost of investments sold                                     (20,536,092)      (2,773,736)      (1,091,566)
                                                              ---------------  ---------------  ---------------
                                                                   (4,735,365)         638,570          303,538
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments            (3,367,544)       2,227,709        2,574,680
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                     20,533,490          (34,694)         536,246
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     17,165,946        2,193,015        3,110,926
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      18,746,952        1,914,696        2,748,145
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                                  MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $         2,385           74,960          332,548        1,549,557
  Mortality, expense charges and administrative charges              (163,156)        (127,737)        (458,461)      (2,163,333)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (160,771)         (52,777)        (125,913)        (613,776)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          370,920        1,047,187        4,450,792

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            2,832,655        1,176,098        6,851,041        3,348,121
     Cost of investments sold                                      (2,832,655)      (1,014,051)      (5,613,701)      (3,126,810)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                           --          162,047        1,237,340          221,311
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                    --          532,967        2,284,527        4,672,103
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                             --          375,413         (352,835)       8,273,054
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                             --          908,380        1,931,692       12,945,157
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $      (160,771)         855,603        1,805,779       12,331,381
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP
                                                                PATHFINDER       PATHFINDER      IVY FUNDS VIP
                                                                MODERATELY       MODERATELY       REAL ESTATE
                                                                AGGRESSIVE      CONSERVATIVE      SECURITIES
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                             1,377,470          506,612           95,854
  Mortality, expense charges and administrative charges            (2,339,166)        (720,759)        (210,120)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                          (961,696)        (214,147)        (114,266)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           4,523,051        1,559,195               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            4,983,325        5,277,305        1,935,904
     Cost of investments sold                                      (4,657,901)      (4,016,329)      (2,280,715)
                                                              ---------------  ---------------  ---------------
                                                                      325,424        1,260,976         (344,811)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             4,848,475        2,820,171         (344,811)
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                     11,831,280        1,060,221        2,374,129
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                     16,679,755        3,880,392        2,029,318
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                      15,718,059        3,666,245        1,915,052
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                 SCIENCE &        SMALL CAP        SMALL CAP      IVY FUNDS VIP
                                                                TECHNOLOGY         GROWTH            VALUE            VALUE
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $            --               --          252,226          920,082
  Mortality, expense charges and administrative charges              (683,311)        (763,734)        (783,686)        (935,037)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (683,311)        (763,734)        (531,460)         (14,955)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund           3,056,305        1,289,602        3,689,806        5,649,168

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            5,262,522        7,134,895        9,702,174       10,960,416
     Cost of investments sold                                      (5,034,079)      (7,273,893)      (9,548,600)     (11,808,142)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      228,443         (138,998)         153,574         (847,726)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments             3,284,748        1,150,604        3,843,380        4,801,442
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      7,164,405        1,776,539        5,727,130        6,422,336
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                     10,449,153        2,927,143        9,570,510       11,223,778
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     9,765,842        2,163,409        9,039,050       11,208,823
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                               IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                                  GLOBAL        LIMITED-TERM         ASPEN
                                                                   BOND             BOND           BALANCED
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                               134,634          377,865          374,121
  Mortality, expense charges and administrative charges               (50,746)        (119,487)        (202,377)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                            83,888          258,378          171,744
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund               4,592          315,887        1,011,298

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              383,613          661,553        2,344,622
     Cost of investments sold                                        (377,615)        (650,176)      (2,433,240)
                                                              ---------------  ---------------  ---------------
                                                                        5,998           11,377          (88,618)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                10,590          327,264          922,680
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         54,438         (436,035)         521,726
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                         65,028         (108,771)       1,444,406
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         148,916          149,607        1,616,150
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                   JANUS            JANUS         JANUS ASPEN          MFS
                                                                   ASPEN            ASPEN           MID CAP         INVESTORS
                                                                   FORTY          OVERSEAS           VALUE        GROWTH STOCK
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $       159,439          409,503           94,408           70,930
  Mortality, expense charges and administrative charges              (375,600)        (903,212)        (147,773)        (446,907)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                          (216,161)        (493,709)         (53,365)        (375,977)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --        7,180,599          641,465        1,563,071

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            6,783,291       10,887,193          394,762        1,441,100
     Cost of investments sold                                      (6,093,421)     (14,626,202)        (365,062)      (1,412,318)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      689,870       (3,739,009)          29,700           28,782
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               689,870        3,441,590          671,165        1,591,853
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,110,259        4,953,818          265,635        3,016,137
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                      5,800,129        8,395,408          936,800        4,607,990
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $     5,583,968        7,901,699          883,435        4,232,013
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                    MFS              MFS
                                                                  MID CAP            NEW              MFS
                                                                  GROWTH          DISCOVERY          VALUE
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                    --               --          953,541
  Mortality, expense charges and administrative charges               (11,342)        (119,939)        (960,843)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (11,342)        (119,939)          (7,302)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --          782,273          506,944

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              183,091        1,554,894        4,384,764
     Cost of investments sold                                        (133,954)      (1,721,773)      (4,672,789)
                                                              ---------------  ---------------  ---------------
                                                                       49,137         (166,879)        (288,025)
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                49,137          615,394          218,919
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         68,289          931,265        8,475,712
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        117,426        1,546,659        8,694,631
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         106,084        1,426,720        8,687,329
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 NEUBERGER                        OPPENHEIMER
                                                                    AMT          OPPENHEIMER        GLOBAL         OPPENHEIMER
                                                                 SOCIALLY          CAPITAL         STRATEGIC       MAIN STREET
                                                                RESPONSIVE      APPRECIATION        INCOME          SMALL CAP
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $           549           10,281        2,953,070            2,260
  Mortality, expense charges and administrative charges                (8,339)         (37,623)        (260,067)         (11,898)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                            (7,790)         (27,342)       2,693,003           (9,638)
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                               79,014          564,003       22,816,715           55,505
     Cost of investments sold                                         (54,754)        (571,348)     (21,989,481)         (35,095)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                       24,260           (7,345)         827,234           20,410
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                24,260           (7,345)         827,234           20,410
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                         27,918          325,922       (1,299,042)          94,284
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                         52,178          318,577         (471,808)         114,694
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $        44,388          291,235        2,221,195          105,056
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS
                                                               INTERNATIONAL       VIT LOW         VIT TOTAL
                                                                  GROWTH          DURATION          RETURN
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                51,200          524,905        1,397,303
  Mortality, expense charges and administrative charges               (69,182)        (437,402)        (820,155)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (17,982)          87,503          577,148
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --        1,402,586

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                            1,034,703        1,205,992          602,566
     Cost of investments sold                                      (1,130,256)      (1,173,373)        (588,156)
                                                              ---------------  ---------------  ---------------
                                                                      (95,553)          32,619           14,410
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (95,553)          32,619        1,416,996
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        999,859        1,012,822        2,037,898
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        904,306        1,045,441        3,454,894
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         886,324        1,132,944        4,032,042
                                                              ===============  ===============  ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ------------------------------------------------------------------
                                                                 PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                GROWTH AND      INTERNATIONAL      MULTI CAP         EQUITY
                                                                  INCOME           EQUITY           GROWTH           INCOME
                                                              ---------------  ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                       $        18,081          103,226            1,183           57,663
  Mortality, expense charges and administrative charges               (15,815)         (68,875)          (7,598)         (38,867)
                                                              ---------------  ---------------  ---------------  ---------------
             Investment income (loss) - net                             2,266           34,351           (6,415)          18,796
                                                              ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              178,636          936,525          202,812          510,049
     Cost of investments sold                                        (212,713)      (1,665,450)        (152,281)        (687,680)
                                                              ---------------  ---------------  ---------------  ---------------
                                                                      (34,077)        (728,925)          50,531         (177,631)
                                                              ---------------  ---------------  ---------------  ---------------
             Net realized gains (losses) on investments               (34,077)        (728,925)          50,531         (177,631)
                                                              ---------------  ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        210,261        1,556,478           26,150          589,094
                                                              ---------------  ---------------  ---------------  ---------------
             Net gains (losses) on investments                        176,184          827,553           76,681          411,463
                                                              ---------------  ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                 $       178,450          861,904           70,266          430,259
                                                              ===============  ===============  ===============  ===============

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              -------------------------------------------------
                                                                                                     TOPS
                                                                                    TOPS           PROTECTED
                                                                 PUTNAM VT        PROTECTED        MODERATE
                                                                  VOYAGER        GROWTH ETF*      GROWTH ETF*
                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual
   fund                                                                13,024            3,706            2,602
  Mortality, expense charges and administrative charges               (56,838)         (35,147)         (19,654)
                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                           (43,814)         (31,441)         (17,052)
                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                  --               --               --

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                              779,820        1,659,929          268,968
     Cost of investments sold                                        (690,775)      (1,599,647)        (255,042)
                                                              ---------------  ---------------  ---------------
                                                                       89,045           60,282           13,926
                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                89,045           60,282           13,926
                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of
   investments                                                        420,249          282,679          170,394
                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                        509,294          342,961          184,320
                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting
              from operations                                         465,480          311,520          167,268
                                                              ===============  ===============  ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------------------
                                                                                               MORGAN STANLEY
                                                                                   TOPS         UIF EMERGING
                                                                                 PROTECTED         MARKETS
                                                                               BALANCED ETF*       EQUITY            TOTAL
                                                                              ---------------  ---------------  ---------------
Investment income (loss):
  Investment income distributions from underlying mutual fund                 $         3,472               --       36,788,967
  Mortality, expense charges and administrative charges                               (28,257)        (114,020)     (43,861,218)
                                                                              ---------------  ---------------  ---------------
             Investment income (loss) - net                                           (24,785)        (114,020)      (7,072,251)
                                                                              ---------------  ---------------  ---------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund                                  --               --       86,912,117

  Realized gains (losses) on sales of investments:
     Proceeds from sales                                                              214,788          350,413      387,378,484
     Cost of investments sold                                                        (204,460)        (183,854)    (371,997,497)
                                                                              ---------------  ---------------  ---------------
                                                                                       10,328          166,559       15,380,987
                                                                              ---------------  ---------------  ---------------
             Net realized gains (losses) on investments                                10,328          166,559      102,293,104
                                                                              ---------------  ---------------  ---------------
  Net change in unrealized appreciation or depreciation of investments                221,129        1,267,197      238,373,606
                                                                              ---------------  ---------------  ---------------
             Net gains (losses) on investments                                        231,457        1,433,756      340,666,710
                                                                              ---------------  ---------------  ---------------
             Net increase (decrease) in net assets resulting from operations  $       206,672        1,319,736      333,594,459
                                                                              ===============  ===============  ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                          Year ended December 31, 2012

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS           INDEX            MORTGAGE
                                                                   BOND             MONEY              500            SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $    (2,564,368)         (632,052)       (1,312,874)         (791,314)
  Net realized gains (losses) on investments                        6,852,042                --         5,745,926         2,268,135
  Net change in unrealized appreciation or depreciation of
   investments                                                      6,557,091             1,666        12,494,296          (241,087)
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  10,844,765          (630,386)       16,927,348         1,235,734
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                       12,423,660        16,043,366         5,919,418         3,433,459
  Contract withdrawals and charges                                (22,870,380)      (24,214,670)      (11,233,255)       (9,749,927)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,361            20,338           134,734            (5,822)
  Annuity benefit payments                                           (234,478)          (67,104)       (4,528,199)         (150,263)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                               (10,675,837)       (8,218,070)       (9,707,302)       (6,472,553)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                               168,928        (8,848,456)        7,220,046        (5,236,819)
Net assets at the beginning of year                               185,651,283        53,238,712       121,561,386        61,244,089
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   185,820,211        44,390,256       128,781,432        56,007,270
                                                              ===============  ================  ================  ================
                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS           ADVANTUS         ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                   (1,117,785)         (859,787)         (770,814)
  Net realized gains (losses) on investments                        2,830,908         2,811,204         1,691,383
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,642,071         7,708,340         7,439,464
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  11,355,194         9,659,757         8,360,033
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        7,186,294         4,143,142         5,147,274
  Contract withdrawals and charges                                 (6,094,749)       (7,907,691)       (7,251,958)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,848             3,443             5,324
  Annuity benefit payments                                            (45,394)          (51,391)         (108,722)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,051,999        (3,812,497)       (2,208,082)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                            12,407,193         5,847,260         6,151,951
Net assets at the beginning of year                                77,525,751        62,696,742        52,758,375
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      89,932,944        68,544,002        58,910,326
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                                INVESCO V.I.     INVESCO V.I.      INVESCO V.I.       BERNSTEIN
                                                                  CAPITAL           CORE            SMALL CAP        INTERNATIONAL
                                                                APPRECIATION       EQUITY             EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $       (20,384)           (6,562)         (176,322)           (1,008)
  Net realized gains (losses) on investments                          (27,734)           17,900           158,999           (26,852)
  Net change in unrealized appreciation or depreciation of
   investments                                                        609,007           112,065         1,397,140           131,851
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     560,889           123,403         1,379,817           103,991
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                           43,843           200,407         2,748,572           475,137
  Contract withdrawals and charges                                 (5,038,281)         (127,393)         (600,533)         (441,751)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                              8                --                15                --
  Annuity benefit payments                                               (975)               --              (858)               --
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                (4,995,405)           73,014         2,147,196            33,386
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                            (4,434,516)          196,417         3,527,013           137,377
Net assets at the beginning of year                                 4,434,516         1,016,052        10,460,211           706,778
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $            --         1,212,469        13,987,224           844,155
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  AMERICAN         AMERICAN
                                                                  CENTURY          CENTURY           AMERICAN
                                                                  INCOME         VP INFLATION        CENTURY
                                                                AND GROWTH        PROTECTION          ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       10,738           496,697          (452,448)
  Net realized gains (losses) on investments                         (146,039)        1,112,765           127,312
  Net change in unrealized appreciation or depreciation of
   investments                                                        450,767           831,275         4,017,583
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     315,466         2,440,737         3,692,447
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                          574,464        18,876,396         1,101,552
  Contract withdrawals and charges                                   (455,417)       (1,086,584)       (6,553,129)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             11                21               304
  Annuity benefit payments                                               (274)           (4,165)          (69,937)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                   118,784        17,785,668        (5,521,210)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                               434,250        20,226,405        (1,828,763)
Net assets at the beginning of year                                 2,438,648        35,759,209        30,971,467
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       2,872,898        55,985,614        29,142,704
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN         AMERICAN           AMERICAN
                                                                 AMERICAN          FUNDS IS         FUNDS IS           FUNDS IS
                                                                  CENTURY        GLOBAL BOND      GLOBAL GROWTH    GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2           CLASS 2            CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $       162,039            23,029             2,860              (367)
  Net realized gains (losses) on investments                         (557,302)           13,265            (1,921)           (7,175)
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,548,351            26,564           193,515            75,941
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,153,088            62,858           194,454            68,399
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        5,638,974         2,357,235         1,664,774           549,015
  Contract withdrawals and charges                                 (2,536,021)         (432,276)          (49,261)          (52,185)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            334                --                --                --
  Annuity benefit payments                                            (11,704)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 3,091,583         1,924,959         1,615,513           496,830
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             8,244,671         1,987,817         1,809,967           565,229
Net assets at the beginning of year                                38,613,480           802,088           417,249           218,639
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    46,858,151         2,789,905         2,227,216           783,868
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH        GROWTH-INCOME     INTERNATIONAL
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       (9,803)           17,051            15,336
  Net realized gains (losses) on investments                            4,712             8,226           (11,516)
  Net change in unrealized appreciation or depreciation of
   investments                                                        299,253           215,262           238,822
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     294,162           240,539           242,642
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        2,558,079         2,119,296         1,934,349
  Contract withdrawals and charges                                   (428,535)         (132,974)         (312,047)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             44               (26)               --
  Annuity benefit payments                                               (189)             (651)               --
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,129,399         1,985,645         1,622,302
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             2,423,561         2,226,184         1,864,944
Net assets at the beginning of year                                 1,063,564           810,529           840,600
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       3,487,125         3,036,713         2,705,544
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FIDELITY
                                                                 NEW WORLD       U.S. GOVT SEC         HIGH          FIDELITY VIP
                                                                  CLASS 2           CLASS 2           INCOME          CONTRAFUND
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $         2,848            (3,875)        1,197,445          (122,355)
  Net realized gains (losses) on investments                             (196)           73,856           265,111        (1,544,574)
  Net change in unrealized appreciation or depreciation of
   investments                                                        161,642           (61,258)        1,011,434         7,942,201
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     164,294             8,723         2,473,990         6,275,272
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,542,105         2,465,648         8,731,252         3,886,421
  Contract withdrawals and charges                                   (197,734)         (875,175)         (927,367)       (6,580,345)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               (37)               15             2,115
  Annuity benefit payments                                                 --              (234)           (3,250)          (31,412)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,344,371         1,590,202         7,800,650        (2,723,221)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             1,508,665         1,598,925        10,274,640         3,552,051
Net assets at the beginning of year                                   520,265         2,177,943        17,598,056        43,507,449
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     2,028,930         3,776,868        27,872,696        47,059,500
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                     FRANKLIN
                                                                FIDELITY VIP     FIDELITY VIP       SMALL CAP
                                                               EQUITY-INCOME        MID-CAP           VALUE
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                    1,079,561          (361,802)          (67,690)
  Net realized gains (losses) on investments                          852,892         2,570,168           221,717
  Net change in unrealized appreciation or depreciation of
   investments                                                      9,694,655         2,254,935         1,551,573
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                  11,627,108         4,463,301         1,705,600
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,032,941         1,502,914         2,867,828
  Contract withdrawals and charges                                (15,898,748)       (5,796,663)         (735,314)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          4,217             4,319                23
  Annuity benefit payments                                           (120,863)          (63,960)           (3,467)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                               (14,982,453)       (4,353,390)        2,129,070
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                            (3,355,345)          109,911         3,834,670
Net assets at the beginning of year                                81,003,412        35,354,507         8,672,378
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      77,648,067        35,464,418        12,507,048
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   FRANKLIN                           TEMPLETON
                                                                 FRANKLIN         LARGE CAP          FRANKLIN         DEVELOPING
                                                                   SMALL            GROWTH         MUTUAL SHARES        MARKETS
                                                                  MID CAP         SECURITIES        SECURITIES        SECURITIES
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $      (124,991)          (19,388)           58,898            17,638
  Net realized gains (losses) on investments                          609,825           (19,538)         (555,074)       (1,574,799)
  Net change in unrealized appreciation or depreciation of
   investments                                                        396,474           319,875         1,628,880         4,866,778
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     881,308           280,949         1,132,704         3,309,617
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        1,599,104           377,229           736,245         2,805,977
  Contract withdrawals and charges                                 (2,170,737)         (548,974)       (1,797,415)       (4,724,985)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            488                 4                40            16,218
  Annuity benefit payments                                            (11,002)             (167)           (1,917)          (48,629)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                  (582,147)         (171,908)       (1,063,047)       (1,951,419)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                               299,161           109,041            69,657         1,358,198
Net assets at the beginning of year                                 9,173,996         2,678,613         9,512,494        28,506,260
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     9,473,157         2,787,654         9,582,151        29,864,458
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  GOLDMAN
                                                                 SACHS VIT         IBBOTSON
                                                                 GOVERNMENT       AGGRESSIVE         IBBOTSON
                                                                   INCOME           GROWTH           BALANCED
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                      (98,643)          (13,411)           65,109
  Net realized gains (losses) on investments                          588,426           215,289         4,160,968
  Net change in unrealized appreciation or depreciation of
   investments                                                       (326,020)          182,827           475,448
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     163,763           384,705         4,701,525
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        9,643,817           836,288        10,613,337
  Contract withdrawals and charges                                   (337,226)         (788,448)       (5,943,388)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --               488
  Annuity benefit payments                                             (1,466)               --           (20,724)
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 9,305,125            47,840         4,649,713
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             9,468,888           432,545         9,351,238
Net assets at the beginning of year                                10,268,464         3,263,545        49,032,198
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      19,737,352         3,696,090        58,383,436
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       INVESCO
                                                                                                     IBBOTSON         VAN KAMPEN
                                                                 IBBOTSON          IBBOTSON           INCOME        V.I. AMERICAN
                                                               CONSERVATIVE         GROWTH          AND GROWTH         FRANCHISE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                              $        (6,486)          (72,939)           58,706           (54,574)
  Net realized gains (losses) on investments                          601,550         2,697,627         1,770,702            67,692
  Net change in unrealized appreciation or depreciation of
   investments                                                        (15,663)           (3,392)           77,362             7,647
                                                              ---------------  ----------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                     579,401         2,621,296         1,906,770            20,765
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        5,137,008         1,072,565         6,094,426         5,046,052
  Contract withdrawals and charges                                 (2,159,722)       (2,575,849)       (2,823,796)         (732,740)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --                --                14
  Annuity benefit payments                                                 --                --                --            (1,880)
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,977,286        (1,503,284)        3,270,630         4,311,446
                                                              ---------------  ----------------  ----------------  ----------------
      Increase (decrease) in net assets                             3,556,687         1,118,012         5,177,400         4,332,211
Net assets at the beginning of year                                15,306,469        23,713,461        29,562,764           829,486
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    18,863,156        24,831,473        34,740,164         5,161,697
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                   INVESCO            INVESCO
                                                                  INVESCO         VAN KAMPEN        VAN KAMPEN
                                                                 VAN KAMPEN       V.I. GROWTH     V.I. AMERICAN
                                                               V.I. COMSTOCK      AND INCOME          VALUE
                                                              ---------------  ----------------  ----------------
Operations:
  Investment income (loss) - net                                       31,189            (3,126)           (3,637)
  Net realized gains (losses) on investments                          (56,690)           45,845            32,325
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,271,295           319,092            34,338
                                                              ---------------  ----------------  ----------------
      Net increase (decrease) in net assets resulting from
       operations                                                   2,245,794           361,811            63,026
                                                              ---------------  ----------------  ----------------
Contract transactions:
  Contract purchase payments                                        6,372,847           214,449           786,729
  Contract withdrawals and charges                                   (928,266)         (641,519)         (279,201)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                           (255)               --                --
  Annuity benefit payments                                             (4,118)               --                --
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets from contract
       transactions                                                 5,440,208          (427,070)          507,528
                                                              ---------------  ----------------  ----------------
      Increase (decrease) in net assets                             7,686,002           (65,259)          570,554
Net assets at the beginning of year                                10,932,262         2,996,894           336,094
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      18,618,264         2,931,635           906,648
                                                              ===============  ================  ================

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO
                                                                VAN KAMPEN       IVY FUNDS VIP
                                                                V.I. EQUITY          ASSET         IVY FUNDS VIP     IVY FUNDS VIP
                                                                AND INCOME         STRATEGY          BALANCED            BOND
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $         4,712          (617,231)          228,657         1,731,720
  Net realized gains (losses) on investments                          (17,757)         (264,538)        7,625,419         1,157,199
  Net change in unrealized appreciation or depreciation of
   investments                                                        153,604        28,615,499         2,152,400         1,224,035
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     140,559        27,733,730        10,006,476         4,112,954
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          423,147        23,565,616        11,980,033        23,874,257
  Contract withdrawals and charges                                   (344,600)      (12,847,014)      (13,296,797)       (3,488,456)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               247            72,865              (375)
  Annuity benefit payments                                                 --          (139,946)         (437,164)          (32,802)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    78,547        10,578,903        (1,681,063)       20,352,624
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               219,106        38,312,633         8,325,413        24,465,578
Net assets at the beginning of year                                 1,300,445       153,224,498        96,745,811        85,407,411
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,519,551       191,537,131       105,071,224       109,872,989
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                 IVY FUNDS VIP
                                                               IVY FUNDS VIP       DIVIDEND        IVY FUNDS VIP
                                                                CORE EQUITY         INCOME            ENERGY
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                     (327,656)          (79,570)         (109,163)
  Net realized gains (losses) on investments                        3,613,981            65,664          (214,005)
  Net change in unrealized appreciation or depreciation of
   investments                                                      2,364,342         2,124,143           308,994
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,650,667         2,110,237           (14,174)
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       13,890,996         2,468,514           761,925
  Contract withdrawals and charges                                 (3,038,370)       (1,905,289)       (1,104,505)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          5,298               475               371
  Annuity benefit payments                                            (40,217)          (11,822)           (1,317)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                10,817,707           551,878          (343,526)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            16,468,374         2,662,115          (357,700)
Net assets at the beginning of year                                31,059,322        17,993,911         7,103,920
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                      47,527,696        20,656,026         6,746,220
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP                       IVY FUNDS VIP     IVY FUNDS VIP
                                                              GLOBAL NATURAL     IVY FUNDS VIP          HIGH         INTERNATIONAL
                                                                 RESOURCES          GROWTH             INCOME           GROWTH
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (589,469)       (2,149,459)        2,045,335           167,431
  Net realized gains (losses) on investments                         (300,038)       14,485,874           166,277         2,552,096
  Net change in unrealized appreciation or depreciation of
   investments                                                      1,090,618         5,530,804         4,211,709         3,466,848
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     201,111        17,867,219         6,423,321         6,186,375
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        5,457,603        10,651,649         2,451,011         9,981,611
  Contract withdrawals and charges                                 (3,664,004)      (15,075,374)       (3,827,952)       (2,203,975)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            482            35,121              (321)             (224)
  Annuity benefit payments                                             (6,662)         (204,323)          (33,061)          (13,631)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                 1,787,419        (4,592,927)       (1,410,323)        7,763,781
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             1,988,530        13,274,292         5,012,998        13,950,156
Net assets at the beginning of year                                36,641,162       158,364,311        38,417,989        34,029,156
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    38,629,692       171,638,603        43,430,987        47,979,312
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                               INTERNATIONAL       MICRO-CAP          MID CAP
                                                                   VALUE            GROWTH            GROWTH
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                    1,581,006          (278,319)         (362,781)
  Net realized gains (losses) on investments                       (3,367,544)        2,227,709         2,574,680
  Net change in unrealized appreciation or depreciation of
   investments                                                     20,533,490           (34,694)          536,246
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                  18,746,952         1,914,696         2,748,145
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       13,861,225         3,480,593        10,360,434
  Contract withdrawals and charges                                (14,373,890)       (3,261,383)       (1,311,765)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                         30,010             1,482               135
  Annuity benefit payments                                           (182,409)           (7,546)           (3,554)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                  (665,064)          213,146         9,045,250
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            18,081,888         2,127,842        11,793,395
Net assets at the beginning of year                               154,972,837        18,327,832        19,611,643
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                     173,054,725        20,455,674        31,405,038
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                                   MONEY          PATHFINDER        PATHFINDER        PATHFINDER
                                                                  MARKET          AGGRESSIVE       CONSERVATIVE        MODERATE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (160,771)          (52,777)         (125,913)         (613,776)
  Net realized gains (losses) on investments                               --           532,967         2,284,527         4,672,103
  Net change in unrealized appreciation or depreciation of
   investments                                                             --           375,413          (352,835)        8,273,054
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                    (160,771)          855,603         1,805,779        12,331,381
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,148,785         1,437,355         9,838,250        34,118,381
  Contract withdrawals and charges                                 (2,741,420)       (1,095,971)       (6,541,982)       (2,706,572)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             20                --                --                --
  Annuity benefit payments                                               (588)               --            (7,341)               --
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   406,797           341,384         3,288,927        31,411,809
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               246,026         1,196,987         5,094,706        43,743,190
Net assets at the beginning of year                                12,115,872         8,044,198        30,322,228       142,647,642
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    12,361,898         9,241,185        35,416,934       186,390,832
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP
                                                                PATHFINDER        PATHFINDER       IVY FUNDS VIP
                                                                MODERATELY        MODERATELY        REAL ESTATE
                                                                AGGRESSIVE       CONSERVATIVE       SECURITIES
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                     (961,696)         (214,147)         (114,266)
  Net realized gains (losses) on investments                        4,848,475         2,820,171          (344,811)
  Net change in unrealized appreciation or depreciation of
   investments                                                     11,831,280         1,060,221         2,374,129
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                  15,718,059         3,666,245         1,915,052
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                       36,847,963        13,627,064           905,661
  Contract withdrawals and charges                                 (4,443,731)       (4,950,439)       (1,781,669)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --            (2,793)
  Annuity benefit payments                                                 --                --            (3,487)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                32,404,232         8,676,625          (882,288)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            48,122,291        12,342,870         1,032,764
Net assets at the beginning of year                               154,854,114        49,730,877        12,492,706
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                     202,976,405        62,073,747        13,525,470
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP     IVY FUNDS VIP
                                                                 SCIENCE &         SMALL CAP         SMALL CAP       IVY FUNDS VIP
                                                                TECHNOLOGY          GROWTH             VALUE             VALUE
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (683,311)         (763,734)         (531,460)          (14,955)
  Net realized gains (losses) on investments                        3,284,748         1,150,604         3,843,380         4,801,442
  Net change in unrealized appreciation or depreciation of
   investments                                                      7,164,405         1,776,539         5,727,130         6,422,336
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   9,765,842         2,163,409         9,039,050        11,208,823
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        5,333,208         6,402,262         2,435,617         3,049,143
  Contract withdrawals and charges                                 (4,872,914)       (6,657,277)       (9,065,166)      (10,172,029)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                            (96)           23,589            15,365            17,572
  Annuity benefit payments                                            (28,361)          (89,052)          (58,134)          (77,668)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   431,837          (320,478)       (6,672,318)       (7,182,982)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                            10,197,679         1,842,931         2,366,732         4,025,841
Net assets at the beginning of year                                37,530,970        54,068,639        55,427,264        66,603,573
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    47,728,649        55,911,570        57,793,996        70,629,414
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                               IVY FUNDS VIP     IVY FUNDS VIP         JANUS
                                                                  GLOBAL         LIMITED-TERM          ASPEN
                                                                   BOND              BOND            BALANCED
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                       83,888           258,378           171,744
  Net realized gains (losses) on investments                           10,590           327,264           922,680
  Net change in unrealized appreciation or depreciation of
   investments                                                         54,438          (436,035)          521,726
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     148,916           149,607         1,616,150
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,274,277         9,074,201         2,281,095
  Contract withdrawals and charges                                   (366,886)         (634,102)       (2,235,744)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                              1                --                 2
  Annuity benefit payments                                             (1,919)               --            (1,832)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                 2,905,473         8,440,099            43,521
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             3,054,389         8,589,706         1,659,671
Net assets at the beginning of year                                 2,154,524         4,631,428        13,581,346
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       5,208,913        13,221,134        15,241,017
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                   JANUS             JANUS          JANUS ASPEN           MFS
                                                                   ASPEN             ASPEN            MID CAP          INVESTORS
                                                                   FORTY            OVERSEAS           VALUE         GROWTH STOCK
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $      (216,161)         (493,709)          (53,365)         (375,977)
  Net realized gains (losses) on investments                          689,870         3,441,590           671,165         1,591,853
  Net change in unrealized appreciation or depreciation of
   investments                                                      5,110,259         4,953,818           265,635         3,016,137
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                   5,583,968         7,901,699           883,435         4,232,013
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        3,155,723         7,902,752         3,947,627         5,732,952
  Contract withdrawals and charges                                 (6,488,023)      (10,266,955)         (368,337)       (1,324,001)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                          2,256             3,315                 9                34
  Annuity benefit payments                                            (26,528)          (40,677)             (714)           (6,408)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                (3,356,572)       (2,401,565)        3,578,585         4,402,577
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             2,227,396         5,500,134         4,462,020         8,634,590
Net assets at the beginning of year                                25,774,793        62,638,589         8,258,913        26,655,862
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $    28,002,189        68,138,723        12,720,933        35,290,452
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                    MFS                MFS
                                                                  MID CAP              NEW              MFS
                                                                  GROWTH            DISCOVERY          VALUE
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (11,342)         (119,939)           (7,302)
  Net realized gains (losses) on investments                           49,137           615,394           218,919
  Net change in unrealized appreciation or depreciation of
   investments                                                         68,289           931,265         8,475,712
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     106,084         1,426,720         8,687,329
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          231,832           821,497         6,408,627
  Contract withdrawals and charges                                   (174,306)       (1,448,710)       (3,972,339)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --               163               244
  Annuity benefit payments                                                 --           (24,431)          (20,549)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    57,526          (651,481)        2,415,983
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               163,610           775,239        11,103,312
Net assets at the beginning of year                                   687,831         7,667,971        60,200,935
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                         851,441         8,443,210        71,304,247
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 NEUBERGER                          OPPENHEIMER
                                                                    AMT           OPPENHEIMER         GLOBAL          OPPENHEIMER
                                                                 SOCIALLY           CAPITAL          STRATEGIC        MAIN STREET
                                                                RESPONSIVE       APPRECIATION         INCOME           SMALL CAP
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $        (7,790)          (27,342)        2,693,003            (9,638)
  Net realized gains (losses) on investments                           24,260            (7,345)          827,234            20,410
  Net change in unrealized appreciation or depreciation of
   investments                                                         27,918           325,922        (1,299,042)           94,284
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                      44,388           291,235         2,221,195           105,056
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                           88,563           660,542         1,075,993           346,311
  Contract withdrawals and charges                                    (71,899)         (538,098)       (4,805,128)          (47,647)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --               107                --
  Annuity benefit payments                                                 --                --           (15,257)               --
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    16,664           122,444        (3,744,285)          298,664
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                                61,052           413,679        (1,523,090)          403,720
Net assets at the beginning of year                                   501,637         2,300,026        18,403,997           563,809
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $       562,689         2,713,705        16,880,907           967,529
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                OPPENHEIMER       PIMCO FUNDS       PIMCO FUNDS
                                                               INTERNATIONAL        VIT LOW          VIT TOTAL
                                                                  GROWTH           DURATION           RETURN
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (17,982)           87,503           577,148
  Net realized gains (losses) on investments                          (95,553)           32,619         1,416,996
  Net change in unrealized appreciation or depreciation of
   investments                                                        999,859         1,012,822         2,037,898
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     886,324         1,132,944         4,032,042
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                        1,539,508        15,610,921        34,745,144
  Contract withdrawals and charges                                   (995,561)       (1,144,202)         (534,762)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             42                (1)               (1)
  Annuity benefit payments                                             (1,593)           (7,035)           (7,256)
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                   542,396        14,459,683        34,203,125
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                             1,428,720        15,592,627        38,235,167
Net assets at the beginning of year                                 4,344,425        22,175,603        39,293,611
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       5,773,145        37,768,230        77,528,778
                                                              ===============   ===============   ===============

See accompanying notes to financial statements.                      (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 PUTNAM VT         PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                                GROWTH AND       INTERNATIONAL       MULTI CAP          EQUITY
                                                                  INCOME            EQUITY            GROWTH            INCOME
                                                              ---------------   ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                              $         2,266            34,351            (6,415)           18,796
  Net realized gains (losses) on investments                          (34,077)         (728,925)           50,531          (177,631)
  Net change in unrealized appreciation or depreciation of
   investments                                                        210,261         1,556,478            26,150           589,094
                                                              ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     178,450           861,904            70,266           430,259
                                                              ---------------   ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          182,469           265,112           138,722           757,101
  Contract withdrawals and charges                                   (162,432)         (878,717)         (197,357)         (486,903)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                           (287)              100                --                26
  Annuity benefit payments                                             (2,452)           (4,893)               --            (1,483)
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                    17,298          (618,398)          (58,635)          268,741
                                                              ---------------   ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               195,748           243,506            11,631           699,000
Net assets at the beginning of year                                 1,043,398         4,483,286           510,718         2,258,298
                                                              ---------------   ---------------   ---------------   ---------------
Net assets at the end of year                                 $     1,239,146         4,726,792           522,349         2,957,298
                                                              ===============   ===============   ===============   ===============
                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                       TOPS
                                                                                     TOPS            PROTECTED
                                                                 PUTNAM VT         PROTECTED         MODERATE
                                                                  VOYAGER         GROWTH ETF*       GROWTH ETF*
                                                              ---------------   ---------------   ---------------
Operations:
  Investment income (loss) - net                                      (43,814)          (31,441)          (17,052)
  Net realized gains (losses) on investments                           89,045            60,282            13,926
  Net change in unrealized appreciation or depreciation of
   investments                                                        420,249           282,679           170,394
                                                              ---------------   ---------------   ---------------
      Net increase (decrease) in net assets resulting from
       operations                                                     465,480           311,520           167,268
                                                              ---------------   ---------------   ---------------
Contract transactions:
  Contract purchase payments                                          509,773        11,905,631         6,053,434
  Contract withdrawals and charges                                   (744,734)       (1,646,894)         (260,147)
  Actuarial adjustments for mortality experience on
   annuities in payment period                                             --                --                --
  Annuity benefit payments                                                 --                --                --
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets from contract
       transactions                                                  (234,961)       10,258,737         5,793,287
                                                              ---------------   ---------------   ---------------
      Increase (decrease) in net assets                               230,519        10,570,257         5,960,555
Net assets at the beginning of year                                 3,637,630                --                --
                                                              ---------------   ---------------   ---------------
Net assets at the end of year                                       3,868,149        10,570,257         5,960,555
                                                              ===============   ===============   ===============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.                      (Continued)

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                  ------------------------------------------------
                                                                                                  MORGAN STANLEY
                                                                                      TOPS         UIF EMERGING
                                                                                    PROTECTED        MARKETS
                                                                                  BALANCED ETF*       EQUITY             TOTAL
                                                                                  -------------   ---------------   --------------
Operations:
  Investment income (loss) - net                                                  $     (24,785)         (114,020)      (7,072,251)
  Net realized gains (losses) on investments                                             10,328           166,559      102,293,104
  Net change in unrealized appreciation or depreciation of investments                  221,129         1,267,197      238,373,606
                                                                                  -------------   ---------------   --------------
      Net increase (decrease) in net assets resulting from operations                   206,672         1,319,736      333,594,459
                                                                                  -------------   ---------------   --------------
Contract transactions:
  Contract purchase payments                                                          7,266,655         2,579,185      545,411,838
  Contract withdrawals and charges                                                     (206,001)         (334,553)    (340,139,611)
  Actuarial adjustments for mortality experience on annuities in payment period              --                66          402,885
  Annuity benefit payments                                                                   --              (997)      (7,130,502)
                                                                                  -------------   ---------------   --------------
      Increase (decrease) in net assets from contract transactions                    7,060,654         2,243,701      198,544,610
                                                                                  -------------   ---------------   --------------
      Increase (decrease) in net assets                                               7,267,326         3,563,437      532,139,069
Net assets at the beginning of year                                                          --         6,174,717    2,923,158,056
                                                                                  -------------   ---------------   --------------
Net assets at the end of year                                                     $   7,267,326         9,738,154    3,455,297,125
                                                                                  =============   ===============   ==============

----------
* For the period from May 1, 2012 through December 31, 2012

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year ended December 31, 2011

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     ADVANTUS          ADVANTUS
                                                                 ADVANTUS          ADVANTUS            INDEX           MORTGAGE
                                                                   BOND              MONEY              500           SECURITIES
                                                                  CLASS 2           MARKET            CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $    (2,655,805)         (715,825)       (1,338,275)         (872,112)
 Net realized gains (losses) on investments                         7,146,298                --         5,089,304         2,179,347
 Net change in unrealized appreciation or depreciation of
  investments                                                       7,855,542            (1,287)       (2,874,618)        2,065,686
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     12,346,035          (717,112)          876,411         3,372,921
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                        10,444,587        31,894,827         4,404,737         2,474,315
 Contract withdrawals and charges                                 (30,778,597)      (30,837,598)      (14,201,157)      (11,298,734)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                    (2,576)           20,420           192,434            (5,229)
 Annuity benefit payments                                            (220,058)          (66,866)       (4,420,423)         (158,372)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                  (20,556,644)        1,010,783       (14,024,409)       (8,988,020)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                               (8,210,609)          293,671       (13,147,998)       (5,615,099)
Net assets at the beginning of year                               193,861,892        52,945,041       134,709,384        66,859,188
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $   185,651,283        53,238,712       121,561,386        61,244,089
                                                              ===============  ================  ================  ================

                                                                            SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 ADVANTUS          ADVANTUS          ADVANTUS
                                                               INTERNATIONAL       INDEX 400        REAL ESTATE
                                                                   BOND             MID-CAP         SECURITIES
                                                                  CLASS 2           CLASS 2           CLASS 2
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                    (1,064,191)         (867,414)         (751,179)
 Net realized gains (losses) on investments                         2,902,568         2,904,893         2,156,526
 Net change in unrealized appreciation or depreciation of
  investments                                                      (3,103,815)       (4,126,453)          872,787
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,265,438)       (2,088,974)        2,278,134
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         8,336,893         6,258,284         3,461,149
 Contract withdrawals and charges                                  (6,705,265)       (9,430,667)       (8,718,559)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                     5,621             2,186             4,713
 Annuity benefit payments                                             (42,267)          (48,305)         (101,114)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,594,982        (3,218,502)       (5,353,811)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  329,544        (5,307,476)       (3,075,677)
Net assets at the beginning of year                                77,196,207        68,004,218        55,834,052
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      77,525,751        62,696,742        52,758,375
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       ALLIANCE
                                                               INVESCO V.I.       INVESCO V.I.     INVESCO V.I.        BERNSTEIN
                                                                  CAPITAL             CORE           SMALL CAP       INTERNATIONAL
                                                               APPRECIATION          EQUITY           EQUITY             VALUE
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (70,680)           (6,949)         (145,935)           18,415
 Net realized gains (losses) on investments                          (101,801)           49,265           134,373           (60,379)
 Net change in unrealized appreciation or depreciation of
  investments                                                        (289,774)          (46,774)         (153,971)         (139,502)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (462,255)           (4,458)         (165,533)         (181,466)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           198,008           305,225         2,229,133           279,148
 Contract withdrawals and charges                                    (787,189)         (525,589)         (973,634)         (118,564)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        16                --                13                --
 Annuity benefit payments                                              (2,994)               --              (875)               --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                     (592,159)         (220,364)        1,254,637           160,584
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                               (1,054,414)         (224,822)        1,089,104           (20,882)
Net assets at the beginning of year                                 5,488,930         1,240,874         9,371,107           727,660
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $     4,434,516         1,016,052        10,460,211           706,778
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN
                                                                  CENTURY           CENTURY          AMERICAN
                                                                  INCOME         VP INFLATION         CENTURY
                                                                AND GROWTH        PROTECTION           ULTRA
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (3,661)          751,370          (510,384)
 Net realized gains (losses) on investments                          (138,389)          653,432           (30,807)
 Net change in unrealized appreciation or depreciation
  of investments                                                      186,813         1,391,676           544,291
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                         44,763         2,796,478             3,100
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           307,872        12,835,598           429,467
 Contract withdrawals and charges                                    (478,609)       (2,579,369)       (7,483,513)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        10                55               550
 Annuity benefit payments                                                (264)           (3,769)          (66,728)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                     (170,991)       10,252,515        (7,120,224)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                 (126,228)       13,048,993        (7,117,124)
Net assets at the beginning of year                                 2,564,876        22,710,216        38,088,591
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       2,438,648        35,759,209        30,971,467
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                   AMERICAN          AMERICAN          AMERICAN
                                                                 AMERICAN          FUNDS IS          FUNDS IS          FUNDS IS
                                                                  CENTURY         GLOBAL BOND      GLOBAL GROWTH   GLOBAL SMALL CAP
                                                                   VALUE           CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       181,053            14,784             2,901              (725)
 Net realized gains (losses) on investments                          (844,474)            2,031            (1,459)           (1,062)
 Net change in unrealized appreciation or depreciation
  of investments                                                      521,554           (23,764)          (14,047)          (18,640)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (141,867)           (6,949)          (12,605)          (20,427)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         3,976,564           858,783           441,526           248,211
 Contract withdrawals and charges                                  (2,496,372)          (49,746)          (11,672)           (9,145)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       302                --                --                --
 Annuity benefit payments                                             (11,432)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,469,062           809,037           429,854           239,066
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                1,327,195           802,088           417,249           218,639
Net assets at the beginning of year                                37,286,285                --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    38,613,480           802,088           417,249           218,639
                                                              ===============  ================  ================  ================

                                                                               SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 AMERICAN          AMERICAN          AMERICAN
                                                                 FUNDS IS          FUNDS IS          FUNDS IS
                                                                  GROWTH         GROWTH-INCOME     INTERNATIONAL
                                                                 CLASS 2*          CLASS 2*          CLASS 2*
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (1,392)            5,751             9,955
 Net realized gains (losses) on investments                            (5,643)           (2,504)           (7,976)
 Net change in unrealized appreciation or depreciation
  of investments                                                      (30,307)          (10,781)          (85,355)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (37,342)           (7,534)          (83,376)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         1,157,474           852,119           968,824
 Contract withdrawals and charges                                     (56,568)          (34,056)          (44,848)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --                --
 Annuity benefit payments                                                  --                --                --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,100,906           818,063           923,976
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                1,063,564           810,529           840,600
Net assets at the beginning of year                                        --                --                --
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                       1,063,564           810,529           840,600
                                                              ===============  ================  ================

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 AMERICAN          AMERICAN        CREDIT SUISSE
                                                                 FUNDS IS          FUNDS IS            TRUST           FIDELITY
                                                                 NEW WORLD       US GOVT SEC       INTERNATIONAL         HIGH
                                                                 CLASS 2*          CLASS 2*       EQUITY FLEX III       INCOME
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $         4,548            22,709            25,723           951,501
 Net realized gains (losses) on investments                            (1,433)           13,363          (256,702)          782,841
 Net change in unrealized appreciation or depreciation
  of investments                                                      (45,142)          (10,442)           49,737        (1,441,699)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (42,027)           25,630          (181,242)          292,643
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           575,572         3,016,692           715,413         6,305,384
 Contract withdrawals and charges                                     (13,280)         (864,379)       (1,740,627)       (2,919,912)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --                --                12
 Annuity benefit payments                                                  --                --               (27)           (3,218)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      562,292         2,152,313        (1,025,241)        3,382,266
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  520,265         2,177,943        (1,206,483)        3,674,909
Net assets at the beginning of year                                        --                --         1,206,483        13,923,147
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       520,265         2,177,943                --        17,598,056
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                 CONTRAFUND       EQUITY-INCOME        MID-CAP
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (294,676)          (21,802)         (572,957)
 Net realized gains (losses) on investments                        (2,616,781)       (4,034,705)         (354,765)
 Net change in unrealized appreciation or depreciation
  of investments                                                    1,056,068         3,686,539        (4,309,471)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,855,389)         (369,968)       (5,237,193)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         2,940,659         1,127,077         2,587,515
 Contract withdrawals and charges                                  (7,465,091)      (17,338,268)       (8,775,903)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                     2,726             3,705             3,545
 Annuity benefit payments                                             (33,047)         (114,908)          (68,318)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                   (4,554,753)      (16,322,394)       (6,253,161)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               (6,410,142)      (16,692,362)      (11,490,354)
Net assets at the beginning of year                                49,917,591        97,695,774        46,844,861
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      43,507,449        81,003,412        35,354,507
                                                              ===============  ================  ================

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                     FRANKLIN
                                                                 FRANKLIN           FRANKLIN        LARGE CAP          FRANKLIN
                                                                 SMALL CAP           SMALL            GROWTH         MUTUAL SHARES
                                                                   VALUE            MID CAP         SECURITIES        SECURITIES
                                                              ---------------   ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $       (64,165)         (137,006)          (23,878)           94,263
 Net realized gains (losses) on investments                            25,759           197,058           (22,417)         (653,569)
 Net change in unrealized appreciation or depreciation
  of investments                                                     (351,085)         (635,127)          (50,979)          326,413
                                                              ---------------   ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                       (389,491)         (575,075)          (97,274)         (232,893)
                                                              ---------------   ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         1,908,153         1,756,622           403,602         1,177,853
 Contract withdrawals and charges                                    (798,607)       (3,381,594)         (594,216)       (2,191,919)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       715                22                 3                34
 Annuity benefit payments                                             (11,390)           (3,483)             (166)           (1,919)
                                                              ---------------   ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    1,098,871        (1,628,433)         (190,777)       (1,015,951)
                                                              ---------------   ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  709,380        (2,203,508)         (288,051)       (1,248,844)
Net assets at the beginning of year                                 7,962,998        11,377,504         2,966,664        10,761,338
                                                              ---------------   ---------------  ----------------  ----------------
Net assets at the end of year                                 $     8,672,378         9,173,996         2,678,613         9,512,494
                                                              ===============  ================  ================  ================

                                                                             SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                 TEMPLETON          GOLDMAN
                                                                 DEVELOPING        SACHS VIT         IBBOTSON
                                                                   MARKETS        GOVERNMENT        AGGRESSIVE
                                                                 SECURITIES         INCOME            GROWTH
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                      (118,507)          (36,261)          (17,073)
 Net realized gains (losses) on investments                        (1,456,495)          388,036           261,608
 Net change in unrealized appreciation or depreciation
  of investments                                                   (4,261,228)            7,726          (470,346)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (5,836,230)          359,501          (225,811)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         4,275,249         6,031,719         1,510,575
 Contract withdrawals and charges                                  (6,155,835)         (465,568)         (612,562)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                    16,390                (1)               --
 Annuity benefit payments                                             (54,635)             (738)               --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                   (1,918,831)        5,565,412           898,013
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               (7,755,061)        5,924,913           672,202
Net assets at the beginning of year                                36,261,321         4,343,551         2,591,343
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      28,506,260        10,268,464         3,263,545
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                                                       IBBOTSON
                                                                 IBBOTSON          IBBOTSON          IBBOTSON           INCOME
                                                                 BALANCED        CONSERVATIVE         GROWTH          AND GROWTH
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $      (210,800)          (10,455)         (123,736)         (138,181)
 Net realized gains (losses) on investments                         1,166,682           639,735           567,267           668,251
 Net change in unrealized appreciation or depreciation
  of investments                                                   (2,131,616)         (455,226)       (1,622,320)         (589,659)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                     (1,175,734)          174,054        (1,178,789)          (59,589)
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                         7,609,660         6,067,994         1,947,850         8,324,791
 Contract withdrawals and charges                                  (5,500,412)       (1,613,728)       (5,334,906)       (2,321,830)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       426                --                --                --
 Annuity benefit payments                                             (21,149)               --                --                --
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    2,088,525         4,454,266        (3,387,056)        6,002,961
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  912,791         4,628,320        (4,565,845)        5,943,372
Net assets at the beginning of year                                48,119,407        10,678,149        28,279,306        23,619,392
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $    49,032,198        15,306,469        23,713,461        29,562,764
                                                              ===============  ================  ================  ================

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                  INVESCO                            INVESCO
                                                                 VAN KAMPEN         INVESCO        VAN KAMPEN
                                                                V.I. CAPITAL      VAN KAMPEN       V.I. GROWTH
                                                                   GROWTH        V.I. COMSTOCK     AND INCOME
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                        (8,075)          (20,455)          (10,887)
 Net realized gains (losses) on investments                            27,806          (104,441)         (124,214)
 Net change in unrealized appreciation or depreciation
  of investments                                                      (69,468)         (166,315)           20,114
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (49,737)         (291,211)         (114,987)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           594,145         4,066,521           398,188
 Contract withdrawals and charges                                    (121,155)         (601,973)         (797,231)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                62                --
 Annuity benefit payments                                                  --            (4,070)               --
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      472,990         3,460,540          (399,043)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                                  423,253         3,169,329          (514,030)
Net assets at the beginning of year                                   406,233         7,762,933         3,510,924
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                         829,486        10,932,262         2,996,894
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  INVESCO           INVESCO
                                                                VAN KAMPEN        VAN KAMPEN       IVY FUNDS VIP
                                                               V.I. MID CAP       V.I. EQUITY          ASSET         IVY FUNDS VIP
                                                                   VALUE          AND INCOME         STRATEGY          BALANCED
                                                              ---------------  ----------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                               $        (2,465)            7,906          (739,349)          963,647
 Net realized gains (losses) on investments                            17,992           (25,425)         (631,228)        9,716,012
 Net change in unrealized appreciation or depreciation
  of investments                                                      (20,278)          (30,530)      (12,807,440)       (8,556,377)
                                                              ---------------  ----------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                         (4,751)          (48,049)      (14,178,017)        2,123,282
                                                              ---------------  ----------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                           209,316           318,884        20,929,823         6,577,991
 Contract withdrawals and charges                                     (71,027)         (220,501)      (14,776,194)      (13,517,914)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                        --                --             3,839            52,566
 Annuity benefit payments                                                  --                --          (127,554)         (418,304)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                      138,289            98,383         6,029,914        (7,305,661)
                                                              ---------------  ----------------  ----------------  ----------------
   Increase (decrease) in net assets                                  133,538            50,334        (8,148,103)       (5,182,379)
Net assets at the beginning of year                                   202,556         1,250,111       161,372,601       101,928,190
                                                              ---------------  ----------------  ----------------  ----------------
Net assets at the end of year                                 $       336,094         1,300,445       153,224,498        96,745,811
                                                              ===============  ================  ================  ================

                                                                           SEGREGATED SUB-ACCOUNTS
                                                              ---------------------------------------------------
                                                                                                  IVY FUNDS VIP
                                                               IVY FUNDS VIP     IVY FUNDS VIP       DIVIDEND
                                                                   BOND           CORE EQUITY         INCOME
                                                              ---------------  ----------------  ----------------
Operations:
 Investment income (loss) - net                                     1,110,701          (310,634)          (85,148)
 Net realized gains (losses) on investments                         1,106,870         1,013,369           112,163
 Net change in unrealized appreciation or depreciation
  of investments                                                    2,544,639          (827,932)       (1,109,997)
                                                              ---------------  ----------------  ----------------
   Net increase (decrease) in net assets resulting from
    operations                                                      4,762,210          (125,197)       (1,082,982)
                                                              ---------------  ----------------  ----------------
Contract transactions:
 Contract purchase payments                                        15,531,176         9,311,751         2,573,064
 Contract withdrawals and charges                                  (8,500,914)       (3,339,116)       (2,104,568)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                       344             4,925               277
 Annuity benefit payments                                             (23,020)          (35,866)           (5,925)
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets from contract
    transactions                                                    7,007,586         5,941,694           462,848
                                                              ---------------  ----------------  ----------------
   Increase (decrease) in net assets                               11,769,796         5,816,497          (620,134)
Net assets at the beginning of year                                73,637,615        25,242,825        18,614,045
                                                              ---------------  ----------------  ----------------
Net assets at the end of year                                      85,407,411        31,059,322        17,993,911
                                                              ===============  ================  ================

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                   IVY FUNDS VIP                     IVY FUNDS VIP
                                                                  IVY FUNDS VIP   GLOBAL NATURAL    IVY FUNDS VIP        HIGH
                                                                     ENERGY          RESOURCES         GROWTH           INCOME
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (128,819)        (678,862)       4,495,910        2,290,028
 Net realized gains (losses) on investments                              (18,580)      (1,889,979)       2,424,524           66,194
 Net change in unrealized appreciation or depreciation
  of investments                                                        (670,237)      (7,701,822)      (5,429,712)        (890,168)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting from
    operations                                                          (817,636)     (10,270,663)       1,490,722        1,466,054
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            1,360,055        6,269,451        6,170,811        2,467,263
 Contract withdrawals and charges                                     (1,682,422)      (5,546,293)     (19,102,890)      (6,068,841)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                         344              202           36,686             (243)
 Annuity benefit payments                                                 (1,460)          (6,764)        (197,736)         (16,108)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions         (323,483)         716,596      (13,093,129)      (3,617,929)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  (1,141,119)      (9,554,067)     (11,602,407)      (2,151,875)
Net assets at the beginning of year                                    8,245,039       46,195,229      169,966,718       40,569,864
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $     7,103,920       36,641,162      158,364,311       38,417,989
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                  INTERNATIONAL    INTERNATIONAL      MICRO-CAP
                                                                     GROWTH            VALUE           GROWTH
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (363,572)         373,246         (268,940)
 Net realized gains (losses) on investments                              120,589       (1,954,384)         990,466
 Net change in unrealized appreciation or depreciation
  of investments                                                      (2,804,168)     (25,138,167)      (2,277,260)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting from
    operations                                                        (3,047,151)     (26,719,305)      (1,555,734)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            8,549,943       12,292,072        3,322,827
 Contract withdrawals and charges                                     (2,072,413)     (18,197,623)      (3,947,101)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                       1,644           35,969            1,155
 Annuity benefit payments                                                (14,588)        (201,851)          (7,780)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions        6,464,586       (6,071,433)        (630,899)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                   3,417,435      (32,790,738)      (2,186,633)
Net assets at the beginning of year                                   30,611,721      187,763,575       20,514,465
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         34,029,156      154,972,837       18,327,832
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                     MID CAP           MONEY         PATHFINDER       PATHFINDER
                                                                     GROWTH           MARKET         AGGRESSIVE      CONSERVATIVE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (274,287)        (164,416)         (25,042)             589
 Net realized gains (losses) on investments                            1,283,941               --          609,623        1,091,340
 Net change in unrealized appreciation or depreciation
   of investments                                                     (1,355,137)              --         (957,472)      (1,243,812)
                                                                 ---------------  ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
       from operations                                                  (345,483)        (164,416)        (372,891)        (151,883)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            4,990,993        7,287,264        1,590,438        5,926,821
 Contract withdrawals and charges                                     (2,016,447)      (5,504,174)      (1,684,875)      (2,332,738)
 Actuarial adjustments for mortality experience on
    annuities in payment period                                              112               17               --               --
 Annuity benefit payments                                                 (3,157)            (623)              --           (5,233)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions        2,971,501        1,782,484          (94,437)       3,588,850
                                                                 ---------------  ---------------  ---------------  ---------------
     Increase (decrease) in net assets                                 2,626,018        1,618,068         (467,328)       3,436,967
Net assets at the beginning of year                                   16,985,625       10,497,804        8,511,526       26,885,261
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    19,611,643       12,115,872        8,044,198       30,322,228
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                   IVY FUNDS VIP    IVY FUNDS VIP
                                                                  IVY FUNDS VIP     PATHFINDER       PATHFINDER
                                                                   PATHFINDER       MODERATELY       MODERATELY
                                                                    MODERATE        AGGRESSIVE      CONSERVATIVE
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (355,446)        (733,329)         (96,513)
 Net realized gains (losses) on investments                            2,488,180        2,232,008        1,620,174
 Net change in unrealized appreciation or depreciation
   of investments                                                     (5,967,598)      (8,308,229)      (2,172,635)
                                                                 ---------------  ---------------  ---------------
     Net increase (decrease) in net assets resulting
       from operations                                                (3,834,864)      (6,809,550)        (648,974)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                           19,709,990       28,171,356       10,866,399
 Contract withdrawals and charges                                     (4,331,881)      (3,067,805)      (3,896,093)
 Actuarial adjustments for mortality experience on
    annuities in payment period                                               --               --               --
 Annuity benefit payments                                                     --               --               --
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       15,378,109       25,103,551        6,970,306
                                                                 ---------------  ---------------  ---------------
     Increase (decrease) in net assets                                11,543,245       18,294,001        6,321,332
Net assets at the beginning of year                                  131,104,397      136,560,113       43,409,545
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                        142,647,642      154,854,114       49,730,877
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                  IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                                   REAL ESTATE       SCIENCE &        SMALL CAP        SMALL CAP
                                                                   SECURITIES       TECHNOLOGY         GROWTH            VALUE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (102,927)        (636,162)        (801,614)        (544,373)
 Net realized gains (losses) on investments                             (207,359)       1,508,090          615,905          560,656
 Net change in unrealized appreciation or depreciation
  of investments                                                         739,323       (3,842,531)      (6,604,751)      (8,791,362)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                      429,037       (2,970,603)      (6,790,460)      (8,775,079)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              710,534        5,258,166        6,311,597        5,445,021
 Contract withdrawals and charges                                     (1,363,851)      (4,441,146)      (8,929,217)      (9,059,599)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                               355              891           23,016           14,406
 Annuity benefit payments                                                 (3,565)         (27,271)         (98,074)         (64,497)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions         (656,527)         790,640       (2,692,678)      (3,664,669)
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                    (227,490)      (2,179,963)      (9,483,138)     (12,439,748)
Net assets at the beginning of year                                   12,720,196       39,710,933       63,551,777       67,867,012
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    12,492,706       37,530,970       54,068,639       55,427,264
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                   IVY FUNDS VIP    IVY FUNDS VIP
                                                                  IVY FUNDS VIP       GLOBAL        LIMITED-TERM
                                                                      VALUE            BOND*            BOND*
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (418,398)          25,671           33,292
 Net realized gains (losses) on investments                              154,288          (11,094)           5,448
 Net change in unrealized appreciation or depreciation
  of investments                                                      (5,584,177)         (31,625)         (26,475)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                   (5,848,287)         (17,048)          12,265
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            6,523,697        2,606,397        5,226,843
 Contract withdrawals and charges                                     (9,277,289)        (434,825)        (607,680)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                            18,837               --               --
 Annuity benefit payments                                                (82,279)              --               --
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       (2,817,034)       2,171,572        4,619,163
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  (8,665,321)       2,154,524        4,631,428
Net assets at the beginning of year                                   75,268,894               --               --
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         66,603,573        2,154,524        4,631,428
                                                                 ===============  ===============  ===============

----------
* For the period from April 29, 2011 through December 31, 2011

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                      JANUS            JANUS            JANUS         JANUS ASPEN
                                                                      ASPEN            ASPEN            ASPEN           MID CAP
                                                                    BALANCED           FORTY          OVERSEAS           VALUE
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $       111,046         (315,553)        (789,483)         (66,356)
 Net realized gains (losses) on investments                              594,675          988,617        2,744,841           58,664
 Net change in unrealized appreciation or depreciation
  of investments                                                        (718,547)      (3,050,200)     (32,772,726)        (363,738)
                                                                 ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                     (12,826)      (2,377,136)     (30,817,368)        (371,430)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            2,401,976        1,730,644        9,128,824        2,138,250
 Contract withdrawals and charges                                     (2,324,985)      (5,651,720)     (12,231,620)        (485,366)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                                (2)           2,079            3,984               11
 Annuity benefit payments                                                   (875)         (28,794)         (52,266)            (734)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions          76,114       (3,947,791)      (3,151,078)       1,652,161
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                     63,288       (6,324,927)     (33,968,446)       1,280,731
Net assets at the beginning of year                                   13,518,058       32,099,720       96,607,035        6,978,182
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    13,581,346       25,774,793       62,638,589        8,258,913
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                       MFS              MFS              MFS
                                                                    INVESTORS         MID CAP            NEW
                                                                  GROWTH STOCK        GROWTH          DISCOVERY
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                         (309,718)         (10,979)        (132,409)
 Net realized gains (losses) on investments                               (8,360)         (29,716)       1,426,296
 Net change in unrealized appreciation or depreciation
  of investments                                                          24,575          (10,027)      (2,283,537)
                                                                 ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                    (293,503)         (50,722)        (989,650)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            3,229,947          132,907        1,322,016
 Contract withdrawals and charges                                     (1,513,208)        (174,390)      (2,142,431)
 Actuarial adjustments for mortality experience on
   annuities in payment period                                                32               --               69
 Annuity benefit payments                                                 (3,903)              --          (24,964)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions       1,712,868          (41,483)        (845,310)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                  1,419,365          (92,205)      (1,834,960)
Net assets at the beginning of year                                   25,236,497          780,036        9,502,931
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                         26,655,862          687,831        7,667,971
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                                     NEUBERGER
                                                                                        AMT          OPPENHEIMER
                                                                       MFS           SOCIALLY          CAPITAL        OPPENHEIMER
                                                                      VALUE         RESPONSIVE      APPRECIATION      HIGH INCOME
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $      (108,589)          (6,496)         (33,804)       1,533,175
 Net realized gains (losses) on investments                             (493,839)          27,133          (58,586)      (7,000,228)
 Net change in unrealized appreciation or depreciation
  of investments                                                        (452,083)         (39,616)          37,634        4,765,929
                                                                 ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                  (1,054,511)         (18,979)         (54,756)        (701,124)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                            4,916,852          126,530          359,578        2,161,121
 Contract withdrawals and charges                                     (4,637,707)         (76,790)        (929,886)      (3,917,333)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                         203               --               --               94
 Annuity benefit payments                                                (16,364)              --               --          (14,858)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions         262,984           49,740         (570,308)      (1,770,976)
                                                                 ---------------  ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                   (791,527)          30,761         (625,064)      (2,472,100)
Net assets at the beginning of year                                   60,992,462          470,876        2,925,090       20,876,097
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    60,200,935          501,637        2,300,026       18,403,997
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                   OPPENHEIMER      OPPENHEIMER      PIMCO FUNDS
                                                                   MAIN STREET     INTERNATIONAL       VIT LOW
                                                                    SMALL CAP         GROWTH          DURATION
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                           (6,486)         (35,179)          10,325
 Net realized gains (losses) on investments                               46,324          212,361           19,961
 Net change in unrealized appreciation or depreciation
  of investments                                                         (62,020)        (569,425)        (176,037)
                                                                 ---------------  ---------------  ---------------
    Net increase (decrease) in net assets resulting
     from operations                                                     (22,182)        (392,243)        (145,751)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              192,494        1,071,226       14,456,830
 Contract withdrawals and charges                                       (110,021)      (1,547,776)      (1,221,538)
 Actuarial adjustments for mortality experience on annuities
   in payment period                                                          --               39               (7)
 Annuity benefit payments                                                     --           (1,677)          (3,565)
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets from contract transactions          82,473         (478,188)      13,231,720
                                                                 ---------------  ---------------  ---------------
    Increase (decrease) in net assets                                     60,291         (870,431)      13,085,969
Net assets at the beginning of year                                      503,518        5,214,856        9,089,634
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                            563,809        4,344,425       22,175,603
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------------------------------------
                                                                   PIMCO FUNDS       PUTNAM VT        PUTNAM VT        PUTNAM VT
                                                                    VIT TOTAL       GROWTH AND      INTERNATIONAL      MULTI CAP
                                                                     RETURN           INCOME           EQUITY           GROWTH
                                                                 ---------------  ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                  $       306,312             (818)         112,738           (5,804)
 Net realized gains (losses) on investments                              539,486          (53,445)        (570,067)          (1,163)
 Net change in unrealized appreciation or depreciation
  of investments                                                        (379,100)          (1,358)        (562,873)         (29,376)
                                                                 ---------------  ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                      466,698          (55,621)      (1,020,202)         (36,343)
                                                                 ---------------  ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                           23,612,497          122,067          272,368          249,579
 Contract withdrawals and charges                                     (2,874,638)        (275,541)      (1,373,226)         (95,623)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                           (7)              39               18               --
 Annuity benefit payments                                                 (3,580)          (2,459)          (4,652)              --
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions       20,734,272         (155,894)      (1,105,492)         153,956
                                                                 ---------------  ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                  21,200,970         (211,515)      (2,125,694)         117,613
Net assets at the beginning of year                                   18,092,641        1,254,913        6,608,980          393,105
                                                                 ---------------  ---------------  ---------------  ---------------
Net assets at the end of year                                    $    39,293,611        1,043,398        4,483,286          510,718
                                                                 ===============  ===============  ===============  ===============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------
                                                                                                     VAN KAMPEN
                                                                    PUTNAM VT                       UIF EMERGING
                                                                     EQUITY          PUTNAM VT         MARKETS
                                                                     INCOME           VOYAGER          EQUITY
                                                                 ---------------  ---------------  ---------------
Operations:
 Investment income (loss) - net                                            6,313          (46,699)         (65,815)
 Net realized gains (losses) on investments                             (340,050)         117,344          133,826
 Net change in unrealized appreciation or depreciation
  of investments                                                         333,913         (841,167)      (1,330,119)
                                                                 ---------------  ---------------  ---------------
   Net increase (decrease) in net assets resulting
    from operations                                                          176         (770,522)      (1,262,108)
                                                                 ---------------  ---------------  ---------------
Contract transactions:
 Contract purchase payments                                              489,941        2,759,583        2,399,344
 Contract withdrawals and charges                                       (356,035)        (752,766)        (662,475)
 Actuarial adjustments for mortality experience on annuities
  in payment period                                                           22               --               60
 Annuity benefit payments                                                 (1,445)              --           (1,094)
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets from contract transactions          132,483        2,006,817        1,735,835
                                                                 ---------------  ---------------  ---------------
   Increase (decrease) in net assets                                     132,659        1,236,295          473,727
Net assets at the beginning of year                                    2,125,639        2,401,335        5,700,989
                                                                 ---------------  ---------------  ---------------
Net assets at the end of year                                          2,258,298        3,637,630        6,174,716
                                                                 ===============  ===============  ===============

See accompanying notes to financial statements                       (Continued)

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                   -----------------------
                                                                                            TOTAL
                                                                                   -----------------------
Operations:
 Investment income (loss) - net                                                    $            (6,014,053)
 Net realized gains (losses) on investments                                                     38,490,284
 Net change in unrealized appreciation or depreciation
  of investments                                                                              (157,290,093)
                                                                                   -----------------------
   Net increase (decrease) in net assets resulting from operations                            (124,813,862)
                                                                                   -----------------------
Contract transactions:
 Contract purchase payments                                                                    435,488,495
 Contract withdrawals and charges                                                             (396,678,959)
 Actuarial adjustments for mortality experience on annuities in payment period                     448,130
 Annuity benefit payments                                                                       (6,963,420)
                                                                                   -----------------------
   Increase (decrease) in net assets from contract transactions                                 32,294,246
                                                                                   -----------------------
   Increase (decrease) in net assets                                                           (92,519,616)
Net assets at the beginning of year                                                          3,015,677,671
                                                                                   -----------------------
Net assets at the end of year                                                      $         2,923,158,055
                                                                                   =======================

See accompanying notes to financial statements


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2012 and 2011

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers fifteen types of contracts consisting of ninety-two segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-one segregated sub-accounts. Such payments are then invested in shares of Aim Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Century Variable Portfolios II, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products Funds, Financial Investors Variable Insurance Trust (Ibbotson), Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger Berman Advisors Management Trust, Northern Lights Variable Trust (TOPS), Oppenheimer Variable Account Funds/Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, Putnam Variable Trust, Securian Funds Trust, and The Universal Institutional Funds, Inc. (Morgan Stanley). The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund which is nondiversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2012:

     CLOSED PORTFOLIO                             RECEIVING PORTFOLIO
     ---------------------------------  --------------------------------------
     Invesco V.I. Capital Appreciation  Invesco Van Kampen V.I. Capital Growth

     Part of Invesco V.I. Capital Appreciation liquidated during 2012, the remaining portion merged into Invesco Van Kampen V.I. Capital Growth.

                                                                     (Continued)

     The following sub-accounts had name changes during 2012:

     FORMER NAME                                           CURRENT NAME
     --------------------------------------  ------------------------------------------
     Invesco Van Kampen V.I. Capital Growth  Invesco Van Kampen V.I. American Franchise
     Invesco Van Kampen V.I. Mid Cap Value   Invesco Van Kampen V.I. American Value
     Oppenheimer High Income                 Oppenheimer Global Strategic Income

     The following sub-accounts were added to the Account in 2012:

     TOPS Protected Balanced ETF
     TOPS Protected Moderate Growth ETF
     TOPS Protected Growth ETF

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  NEW ACCOUNTING PRONOUNCEMENTS

          In May 2011, the FASB issued ASU 2011-04, FAIR VALUE MEASUREMENTS (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for annual reporting periods beginning after December 15, 2011. Management has determined that there is no material impact to the results of operations or financial position due to the adoption of ASU 2011-04.

     (C)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (D)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income

                                                                     (Continued)
          or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

     (E)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $15,511 and $18,895, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER:

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $68,989 and $70,774, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the

                                                                     (Continued)
          applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2012 and 2011, contingent deferred sales charges for all MultiOption Advisor classes totaled $1,117,830 and $1,432,020, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the

                                                                     (Continued)
          applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

     (E)  ADJUSTABLE INCOME ANNUITY:

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

          A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

          A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

          A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2012 and 2011.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $811,212 and $786,340, respectively.

                                                                     (Continued)

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $45,846 and $0, respectively

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012 and 2011.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2012 and 2011, contingent deferred sales charges totaled $421,717 and $0, respectively

                                                                     (Continued)

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          These products were introduced November, 2012.

          There are two classes of contracts offered under this series - B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          No contingent deferred sales charge was collected for the year ended December 31, 2012.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charges that is computed daily which is equal on an annual basis to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

                                                                     (Continued)

     (4)  FAIR VALUE MEASUREMENTS

          In accordance with Accounting Standards Codification (ASC) 820, FAIR VALUE MEASUREMENT (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

          The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

          Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

          The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

          The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

          The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

          As of December 31, 2012, all of the Account's investments are in mutual funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. There were no transfers in and out of Level 1 and Level 2 fair value measurements. The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurement and Disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

     (5)  INVESTMENT TRANSACTIONS

          The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2012 were as follows:

                                                                PURCHASES       SALES
                                                              -------------   ----------
          Advantus Bond Class 2                               $  11,457,848   24,696,261
          Advantus Money Market                                  15,819,052   24,668,759
          Advantus Index 500 Class 2                              5,745,518   16,765,419
          Advantus Mortgage Securities Class 2                    3,234,072   10,497,577
          Advantus International Bond Class 2                     6,658,330    6,723,348
          Advantus Index 400 Mid-Cap Class 2                      3,884,146    8,555,720
          Advantus Real Estate Securities Class 2                 4,870,799    7,849,070
          Invesco V.I. Capital Appreciation                          39,730    4,849,424
          Invesco V.I. Core Equity                                  206,581      140,109
          Invesco V.I. Small Cap Equity                           2,611,765      640,693
          Alliance Bernstein International Value                    483,653      451,260
          American Century Income and Growth                        614,816      485,250
          American Century VP Inflation Protection               20,428,107    1,197,188
          American Century Ultra                                  1,022,138    6,995,431
          American Century Value                                  6,008,165    2,753,979
          American Funds IS Global Bond Class 2                   2,401,474      439,889
          American Funds IS Global Growth Class 2                 1,674,702       56,303
          American Funds IS Global Small Cap Class 2                552,498       56,019
          American Funds IS Growth Class 2                        2,562,067      442,421
          American Funds IS Growth-Income Class 2                 2,148,934      146,186
          American Funds IS International Class 2                 1,956,709      319,034
          American Funds IS New World Class 2                     1,549,532      202,275
          American Funds IS U.S. Govt Sec Class 2                 2,556,750      889,388
          Fidelity High Income                                    9,982,641      984,071
          Fidelity VIP Contrafund                                 4,160,243    7,005,402
          Fidelity VIP Equity-Income                              8,242,504   17,035,964
          Fidelity VIP Mid-Cap                                    4,336,111    6,219,631
          Franklin Small Cap Value                                2,837,738      776,191
          Franklin Small Mid Cap                                  2,258,783    2,265,894
          Franklin Large Cap Growth Securities                      390,736      581,992
          Franklin Mutual Shares Securities                         894,267    1,898,338
          Templeton Developing Markets Securities                 3,067,881    5,001,370
          Goldman Sachs VIT Government Income                    10,149,128      359,925
          Ibbotson Aggressive Growth                                864,520      829,430
          Ibbotson Balanced                                      13,479,021    6,382,945
          Ibbotson Conservative                                   5,633,143    2,330,404
          Ibbotson Growth                                         3,102,490    2,878,809
          Ibbotson Income and Growth                              7,454,461    3,126,097

                                                                     (Continued)

                                                                PURCHASES       SALES
                                                              -------------   ----------
          Invesco Van Kampen V.I. American Franchise          $   5,049,718      998,897
          Invesco Van Kampen V.I. Comstock                        6,436,076      964,424
          Invesco Van Kampen V.I. Growth and Income                 243,300      673,467
          Invesco Van Kampen V.I. American Value                    787,478      283,565
          Invesco Van Kampen V.I. Equity and Income                 444,879      361,595
          Ivy Funds VIP Asset Strategy                           23,926,281   13,962,290
          Ivy Funds VIP Balanced                                 18,675,042   14,607,341
          Ivy Funds VIP Bond                                     26,717,766    3,853,472
          Ivy Funds VIP Core Equity                              17,313,543    3,232,552
          Ivy Funds VIP Dividend Income                           2,542,896    2,070,370
          Ivy Funds VIP Energy                                      714,553    1,167,135
          Ivy Funds VIP Global Natural Resources                  7,335,190    3,906,672
          Ivy Funds VIP Growth                                   22,035,485   16,560,879
          Ivy Funds VIP High Income                               4,904,339    4,268,780
          Ivy Funds VIP International Growth                     12,878,271    2,417,666
          Ivy Funds VIP International Value                      18,085,944   15,800,727
          Ivy Funds VIP Micro-Cap Growth                          4,936,484    3,412,306
          Ivy Funds VIP Mid Cap Growth                           12,349,109    1,395,104
          Ivy Funds VIP Money Market                              3,078,776    2,832,655
          Ivy Funds VIP Pathfinder Aggressive                     1,835,753    1,176,098
          Ivy Funds VIP Pathfinder Conservative                  11,061,333    6,851,041
          Ivy Funds VIP Pathfinder Moderate                      38,597,558    3,348,121
          Ivy Funds VIP Pathfinder Moderately Aggressive         40,949,480    4,983,325
          Ivy Funds VIP Pathfinder Moderately Conservative       15,299,145    5,277,305
          Ivy Funds VIP Real Estate Securities                      939,595    1,935,904
          Ivy Funds VIP Science & Technology                      8,068,161    5,262,522
          Ivy Funds VIP Small Cap Growth                          7,340,715    7,134,895
          Ivy Funds VIP Small Cap Value                           6,188,679    9,702,174
          Ivy Funds VIP Value                                     9,412,070   10,960,416
          Ivy Funds VIP Global Bond                               3,377,617      383,613
          Ivy Funds VIP Limited-Term Bond                         9,675,990      661,553
          Janus Aspen Balanced                                    3,571,349    2,344,622
          Janus Aspen Forty                                       3,210,795    6,783,291
          Janus Aspen Overseas                                   15,173,194   10,887,193
          Janus Aspen Mid Cap Value                               4,561,623      394,762
          MFS Investors Growth Stock                              7,031,229    1,441,100
          MFS Mid Cap Growth                                        229,288      183,091
          MFS New Discovery                                       1,565,851    1,554,894
          MFS Value                                               7,301,312    4,384,764
          Neuberger AMT Socially Responsive                          87,900       79,014
          Oppenheimer Capital Appreciation                          659,143      564,003
          Oppenheimer Global Strategic Income                    21,765,629   22,816,715
          Oppenheimer Main Street Small Cap                         344,556       55,505
          Oppenheimer International Growth                        1,559,194    1,034,703

                                                                     (Continued)

                                                                PURCHASES       SALES
                                                              -------------   ----------
          PIMCO Funds VIT Low Duration                        $  15,753,901    1,205,992
          PIMCO Funds VIT Total Return                           36,786,720      602,566
          Putnam VT Growth and Income                               198,212      178,636
          Putnam VT International Equity                            352,542      936,525
          Putnam VT Multi Cap Growth                                137,771      202,812
          Putnam VT Equity Income                                   797,621      510,049
          Putnam VT Voyager                                         501,093      779,820
          TOPS Protected Growth ETF                              11,887,369    1,659,929
          TOPS Protected Moderate Growth ETF                      6,045,316      268,968
          TOPS Protected Balanced ETF                             7,250,799      214,788
          Morgan Stanley UIF Emerging Markets Equity              2,480,244      350,413

                                                                     (Continued)

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2012 and 2011 were as follows:

                                                                             SEGREGATED SUB ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                     ADVANTUS        ADVANTUS          ADVANTUS
                                                  ADVANTUS         ADVANTUS           INDEX          MORTGAGE       INTERNATIONAL
                                                    BOND             MONEY             500          SECURITIES           BOND
                                                  CLASS 2           MARKET           CLASS 2          CLASS 2          CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   137,293,284       42,110,728       57,990,660       44,591,072       46,483,703
            Contract purchase
               payments                              6,450,238       26,184,387        1,532,168        1,523,930        5,412,987
            Contract terminations, withdrawal
               payments and charges                (20,639,300)     (25,916,226)      (7,889,795)      (7,721,299)      (3,882,966)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                         123,104,222       42,378,889       51,633,033       38,393,703       48,013,724
            Contract purchase
               payments                              7,134,393       13,993,406        2,134,524        2,393,498        4,508,568
            Contract terminations, withdrawal
               payments and charges                (13,572,580)     (20,116,233)      (6,407,357)      (6,054,132)      (3,480,457)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $   116,666,035       36,256,062       47,360,200       34,733,069       49,041,835
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   ADVANTUS         ADVANTUS
                                                   INDEX 400       REAL ESTATE     INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                    MID-CAP        SECURITIES         CAPITAL           CORE           SMALL CAP
                                                    CLASS 2          CLASS 2       APPRECIATION        EQUITY           EQUITY
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    32,561,978       23,884,459        4,306,848          880,424        9,905,379
            Contract purchase
               payments                              2,722,037        1,391,579          156,607          217,536        2,407,911
            Contract terminations, withdrawal
               payments and charges                 (4,289,597)      (3,555,326)        (633,775)        (363,958)      (1,011,353)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          30,994,418       21,720,712        3,829,680          734,002       11,301,937
            Contract purchase
               payments                              1,659,386        1,812,787           33,679          131,982        2,790,457
            Contract terminations, withdrawal
               payments and charges                 (3,559,467)      (2,696,504)      (3,863,359)         (88,096)        (635,101)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    29,094,337       20,836,995               --          777,888       13,457,293
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   ALLIANCE         AMERICAN         AMERICAN
                                                   BERNSTEIN         CENTURY          CENTURY         AMERICAN         AMERICAN
                                                 INTERNATIONAL       INCOME        VP INFLATION        CENTURY          CENTURY
                                                     VALUE         AND GROWTH       PROTECTION          ULTRA            VALUE
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     1,250,374        1,961,441       19,708,146       29,784,542       24,740,070
            Contract purchase
               payments                                506,669          235,211       10,551,875          347,413        2,686,187
            Contract terminations, withdrawal
               payments and charges                   (231,032)        (362,816)      (2,152,729)      (5,804,733)      (1,736,057)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,526,011        1,833,836       28,107,292       24,327,222       25,690,200
            Contract purchase
               payments                                970,944          386,917       14,277,853          800,492        3,472,075
            Contract terminations, withdrawal
               payments and charges                   (881,675)        (313,795)        (911,005)      (4,704,811)      (1,634,523)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     1,615,280        1,906,958       41,474,140       20,422,903       27,527,752
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  AMERICAN         AMERICAN         AMERICAN         AMERICAN         AMERICAN
                                                  FUNDS IS         FUNDS IS         FUNDS IS         FUNDS IS         FUNDS IS
                                                 GLOBAL BOND     GLOBAL GROWTH   GLOBAL SMALL CAP     GROWTH        GROWTH-INCOME
                                                   CLASS 2          CLASS 2          CLASS 2          CLASS 2          CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --               --               --               --
            Contract purchase
               payments                                857,663          516,447          296,418        1,289,667          930,948
            Contract terminations, withdrawal
               payments and charges                    (50,714)         (13,544)         (10,547)         (64,684)         (37,631)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                             806,949          502,903          285,871        1,224,983          893,317
            Contract purchase
               payments                              2,294,826        1,763,918          655,472        2,677,672        2,124,870
            Contract terminations, withdrawal
               payments and charges                   (425,100)         (55,869)         (64,066)        (454,434)        (134,707)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     2,676,675        2,210,952          877,277        3,448,221        2,883,480
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  AMERICAN         AMERICAN         AMERICAN
                                                  FUNDS IS         FUNDS IS         FUNDS IS         FIDELITY
                                                INTERNATIONAL      NEW WORLD      U.S. GOVT SEC        HIGH         FIDELITY VIP
                                                   CLASS 2          CLASS 2          CLASS 2          INCOME         CONTRAFUND
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --               --       12,022,272       30,850,378
            Contract purchase
               payments                              1,131,584          653,574        2,886,271        5,310,814        1,760,797
            Contract terminations, withdrawal
               payments and charges                    (55,176)         (15,330)        (824,179)      (2,504,144)      (4,764,133)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,076,408          638,244        2,062,092       14,828,942       27,847,042
            Contract purchase
               payments                              2,230,363        1,684,756        2,331,733        6,804,600        2,053,979
            Contract terminations, withdrawal
               payments and charges                   (337,423)        (201,022)        (840,439)        (776,784)      (3,894,406)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     2,969,348        2,121,978        3,553,386       20,856,758       26,006,615
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                                                      FRANKLIN
                                                                                    FRANKLIN                          LARGE CAP
                                                FIDELITY VIP     FIDELITY VIP       SMALL CAP        FRANKLIN          GROWTH
                                                EQUITY-INCOME       MID-CAP           VALUE        SMALL MID CAP     SECURITIES
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    72,688,985       17,746,574        8,172,080       10,173,115        2,268,308
            Contract purchase
               payments                                890,595        1,008,750        2,062,893        1,519,062          308,901
            Contract terminations, withdrawal
               payments and charges                (12,961,009)      (3,530,955)        (874,950)      (2,977,823)        (477,858)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          60,618,571       15,224,369        9,360,023        8,714,354        2,099,351
            Contract purchase
               payments                                722,191          607,916        2,934,310        1,293,983          271,914
            Contract terminations, withdrawal
               payments and charges                (11,045,645)      (2,316,444)        (754,701)      (1,997,372)        (399,349)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    50,295,117       13,515,841       11,539,632        8,010,965        1,971,916
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                   TEMPLETON         GOLDMAN
                                                  FRANKLIN        DEVELOPING        SACHS VIT        IBBOTSON
                                                MUTUAL SHARES       MARKETS        GOVERNMENT       AGGRESSIVE        IBBOTSON
                                                 SECURITIES       SECURITIES         INCOME           GROWTH          BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     7,331,439       13,676,523        4,254,667        3,077,827       50,620,974
            Contract purchase
               payments                                807,130        1,812,618        5,776,628        1,797,409        8,000,970
            Contract terminations, withdrawal
               payments and charges                 (1,541,845)      (2,727,532)        (458,686)        (743,949)      (5,947,687)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           6,596,724       12,761,609        9,572,609        4,131,287       52,674,257
            Contract purchase
               payments                                463,915        1,247,989        8,889,466          979,948       10,790,103
            Contract terminations, withdrawal
               payments and charges                 (1,183,329)      (2,198,727)        (343,431)        (964,782)      (6,184,174)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     5,877,310       11,810,871       18,118,644        4,146,453       57,280,186
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                                      INVESCO
                                                                                    IBBOTSON        VAN KAMPEN         INVESCO
                                                  IBBOTSON         IBBOTSON          INCOME        V.I. AMERICAN     VAN KAMPEN
                                                CONSERVATIVE        GROWTH         AND GROWTH        FRANCHISE      V.I. COMSTOCK
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    10,120,630       31,785,016       23,640,738          267,098        5,208,609
            Contract purchase
               payments                              5,666,224        2,256,306        8,364,737          401,705        2,789,806
            Contract terminations, withdrawal
               payments and charges                 (1,552,700)      (6,034,016)      (2,379,114)         (79,370)        (414,984)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          14,234,154       28,007,306       29,626,361          589,433        7,583,431
            Contract purchase
               payments                              4,665,744        1,176,400        5,837,704        3,240,922        4,016,119
            Contract terminations, withdrawal
               payments and charges                 (2,026,512)      (2,898,265)      (2,800,131)        (481,681)        (608,079)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    16,873,386       26,285,441       32,663,934        3,348,674       10,991,471
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                   INVESCO          INVESCO          INVESCO
                                                 VAN KAMPEN       VAN KAMPEN       VAN KAMPEN      IVY FUNDS VIP
                                                 V.I. GROWTH     V.I. AMERICAN     V.I. EQUITY         ASSET        IVY FUNDS VIP
                                                 AND INCOME          VALUE         AND INCOME        STRATEGY         BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     2,239,525          222,362        1,106,920       68,760,673       33,185,430
            Contract purchase
               payments                                255,978          227,491          280,754        9,030,421        3,457,306
            Contract terminations, withdrawal
               payments and charges                   (516,041)         (79,490)        (205,356)      (6,488,783)      (4,734,118)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           1,979,462          370,363        1,182,318       71,302,311       31,908,618
            Contract purchase
               payments                                128,472          776,819          353,594       10,040,018        6,625,772
            Contract terminations, withdrawal
               payments and charges                   (394,031)        (283,467)        (295,156)      (5,588,606)      (4,109,783)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     1,713,903          863,715        1,240,756       75,753,723       34,424,607
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                  IVY FUNDS VIP                     IVY FUNDS VIP
                                                IVY FUNDS VIP    IVY FUNDS VIP      DIVIDEND       IVY FUNDS VIP   GLOBAL NATURAL
                                                    BOND          CORE EQUITY        INCOME           ENERGY          RESOURCES
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    60,470,600       17,995,872       13,708,669        6,718,777       27,875,300
            Contract purchase
               payments                             12,530,167        6,238,549        1,955,607        1,111,838        4,174,843
            Contract terminations, withdrawal
               payments and charges                 (6,820,867)      (2,458,194)      (1,585,687)      (1,383,059)      (3,556,925)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          66,179,900       21,776,227       14,078,589        6,447,556       28,493,218
            Contract purchase
               payments                             18,051,778        8,425,032        1,777,630          698,251        4,300,111
            Contract terminations, withdrawal
               payments and charges                 (2,729,696)      (2,013,312)      (1,396,394)      (1,030,312)      (2,943,000)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    81,501,982       28,187,947       14,459,825        6,115,495       29,850,329
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                 IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                IVY FUNDS VIP        HIGH         INTERNATIONAL    INTERNATIONAL      MICRO-CAP
                                                   GROWTH           INCOME           GROWTH            VALUE           GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   101,181,117       26,384,450       19,787,904       80,708,859       11,630,747
            Contract purchase
               payments                              4,229,471        1,556,968        5,377,776        6,518,021        1,965,204
            Contract terminations, withdrawal
               payments and charges                (10,804,596)      (3,907,176)      (1,377,378)      (7,355,609)      (2,120,374)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          94,605,992       24,034,242       23,788,302       79,871,271       11,475,577
            Contract purchase
               payments                              6,648,313        1,401,675        6,130,728        7,604,106        1,963,921
            Contract terminations, withdrawal
               payments and charges                 (7,724,861)      (2,245,981)      (1,479,201)      (6,602,950)      (1,748,516)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    93,529,444       23,189,936       28,439,829       80,872,427       11,690,982
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                   MID CAP           MONEY         PATHFINDER       PATHFINDER       PATHFINDER
                                                   GROWTH           MARKET         AGGRESSIVE      CONSERVATIVE       MODERATE
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     9,990,526        9,820,525        8,413,753       25,934,863      127,486,896
            Contract purchase
               payments                              2,930,459        6,857,391        1,641,794        5,727,249       19,321,193
            Contract terminations, withdrawal
               payments and charges                 (1,177,406)      (5,203,764)      (1,654,342)      (2,262,443)      (4,261,667)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          11,743,579       11,474,152        8,401,205       29,399,669      142,546,422
            Contract purchase
               payments                              5,778,603        3,004,763        1,410,654        9,166,110       32,322,681
            Contract terminations, withdrawal
               payments and charges                   (763,580)      (2,627,297)      (1,100,863)      (6,054,937)      (2,680,583)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    16,758,602       11,851,618        8,710,996       32,510,842      172,188,520
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP    IVY FUNDS VIP
                                                 PATHFINDER       PATHFINDER      IVY FUNDS VIP    IVY FUNDS VIP    IVY FUNDS VIP
                                                 MODERATELY       MODERATELY       REAL ESTATE       SCIENCE &        SMALL CAP
                                                 AGGRESSIVE      CONSERVATIVE      SECURITIES       TECHNOLOGY         GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $   133,261,386       42,059,307        8,466,671       21,345,781       33,197,076
            Contract purchase
               payments                             27,633,175       10,512,130          462,212        2,706,277        4,043,923
            Contract terminations, withdrawal
               payments and charges                 (3,109,609)      (3,777,216)        (910,944)      (2,376,632)      (4,604,464)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                         157,784,952       48,794,221        8,017,939       21,675,426       32,636,535
            Contract purchase
               payments                             35,530,894       12,742,272          515,519        2,554,589        4,254,058
            Contract terminations, withdrawal
               payments and charges                 (4,337,011)      (4,651,093)      (1,066,345)      (2,416,628)      (3,540,353)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $   188,978,835       56,885,400        7,467,113       21,813,387       33,350,240
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                IVY FUNDS VIP                     IVY FUNDS VIP    IVY FUNDS VIP        JANUS
                                                  SMALL CAP      IVY FUNDS VIP       GLOBAL        LIMITED-TERM         ASPEN
                                                    VALUE            VALUE            BOND             BOND            BALANCED
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    36,608,933       50,156,311               --               --        8,252,990
            Contract purchase
               payments                              3,485,007        4,818,060        2,630,948        5,174,549        1,439,110
            Contract terminations, withdrawal
               payments and charges                 (4,847,906)      (5,750,360)        (447,222)        (602,011)      (1,430,775)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          35,246,034       49,224,011        2,183,726        4,572,538        8,261,325
            Contract purchase
               payments                              1,429,497        1,841,179        3,208,273        8,839,344        1,283,111
            Contract terminations, withdrawal
               payments and charges                 (5,098,153)      (6,618,572)        (367,775)        (624,668)      (1,273,179)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    31,577,378       44,446,618        5,024,224       12,787,214        8,271,257
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                    JANUS            JANUS         JANUS ASPEN          MFS              MFS
                                                    ASPEN            ASPEN           MID CAP         INVESTORS         MID CAP
                                                    FORTY          OVERSEAS           VALUE        GROWTH STOCK        GROWTH
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $    24,729,258       33,766,643        6,908,947       18,014,982          608,438
            Contract purchase
               payments                              1,298,004        3,459,606        2,124,746        2,287,074          106,857
            Contract terminations, withdrawal
               payments and charges                 (4,412,283)      (5,676,315)        (502,818)      (1,129,889)        (139,468)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                          21,614,979       31,549,934        8,530,875       19,172,167          575,827
            Contract purchase
               payments                              2,145,292        3,554,402        3,857,002        3,750,115          166,860
            Contract terminations, withdrawal
               payments and charges                 (4,659,809)      (5,207,474)        (384,104)        (914,416)        (131,185)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $    19,100,462       29,896,862       12,003,773       22,007,866          611,502
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                                                    NEUBERGER                        OPPENHEIMER
                                                     MFS                               AMT          OPPENHEIMER        GLOBAL
                                                     NEW              MFS           SOCIALLY          CAPITAL         STRATEGIC
                                                  DISCOVERY          VALUE         RESPONSIVE      APPRECIATION        INCOME
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     4,946,291       38,521,743          518,257        2,287,883       51,073,165
            Contract purchase
               payments                                683,595        3,146,185          145,878          276,569        5,282,966
            Contract terminations, withdrawal
               payments and charges                 (1,122,066)      (3,044,443)         (87,128)        (727,478)      (9,597,058)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           4,507,820       38,623,485          577,007        1,836,974       46,759,073
            Contract purchase
               payments                                415,161        3,762,849           94,558          472,811        2,587,316
            Contract terminations, withdrawal
               payments and charges                   (767,875)      (2,459,481)         (80,090)        (393,715)     (11,453,616)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     4,155,106       39,926,853          591,475        1,916,070       37,892,773
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                 OPPENHEIMER      OPPENHEIMER      PIMCO FUNDS      PIMCO FUNDS       PUTNAM VT
                                                 MAIN STREET     INTERNATIONAL       VIT LOW         VIT TOTAL       GROWTH AND
                                                  SMALL CAP         GROWTH          DURATION          RETURN           INCOME
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $       551,148        2,374,859        8,930,847       17,510,432        1,023,986
            Contract purchase
               payments                                216,390          497,332       14,146,639       22,489,073          103,535
            Contract terminations, withdrawal
               payments and charges                   (127,664)        (715,287)      (1,245,782)      (2,820,486)        (218,255)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                             639,874        2,156,904       21,831,704       37,179,019          909,266
            Contract purchase
               payments                                356,359          682,163       14,940,847       31,237,086          135,867
            Contract terminations, withdrawal
               payments and charges                    (51,784)        (454,565)      (1,185,640)        (616,134)        (137,556)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $       944,449        2,384,502       35,586,911       67,799,971          907,577
                                               ===============  ===============  ===============  ===============  ===============

                                                                             SEGREGATED SUB-ACCOUNTS
                                               -----------------------------------------------------------------------------------
                                                  PUTNAM VT        PUTNAM VT        PUTNAM VT                           TOPS
                                                INTERNATIONAL      MULTI CAP         EQUITY          PUTNAM VT        PROTECTED
                                                   EQUITY           GROWTH           INCOME           VOYAGER        GROWTH ETF
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $     4,345,396          269,361        1,779,712        1,520,611               --
            Contract purchase
               payments                                208,185          164,785          394,049        1,782,623               --
            Contract terminations, withdrawal
               payments and charges                   (957,708)         (65,503)        (300,468)        (546,701)              --
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                           3,595,873          368,643        1,873,293        2,756,533               --
            Contract purchase
               payments                                201,539           85,664          566,307          346,199       12,060,955
            Contract terminations, withdrawal
               payments and charges                   (640,292)        (129,777)        (386,371)        (510,806)      (1,663,093)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     3,157,120          324,530        2,053,229        2,591,926       10,397,862
                                               ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                                                            SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------
                                                    TOPS                         MORGAN STANLEY
                                                  PROTECTED          TOPS         UIF EMERGING
                                                  MODERATE         PROTECTED         MARKETS
                                                 GROWTH ETF      BALANCED ETF        EQUITY
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2010                     $            --               --        6,972,718
            Contract purchase
               payments                                     --               --        3,264,810
            Contract terminations, withdrawal
               payments and charges                         --               --         (888,805)
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2011                                  --               --        9,348,723
            Contract purchase
               payments                              6,106,672        7,330,470        3,593,093
            Contract terminations, withdrawal
               payments and charges                   (262,007)        (209,545)        (490,302)
                                               ---------------  ---------------  ---------------
     Units outstanding at
         December 31, 2012                     $     5,844,665        7,120,925       12,451,514
                                               ===============  ===============  ===============

                                                                     (Continued)

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2012, 2011, 2010, 2009, and 2008 is as follows:

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Advantus Bond Class 2:
           2012                            116,666,035 1.08 to 4.86 185,820,211          0.00% 0.15% to 2.95%    4.29% to 7.25%
           2011                            123,104,222 1.04 to 4.54 185,651,283          0.00% 0.15% to 2.95%    6.53% to 7.86%
           2010                            137,293,284 0.84 to 4.21 193,861,892          0.00% 0.15% to 2.95%    6.24% to 8.11%
           2009                            140,897,572 0.82 to 3.85 186,788,832          0.00% 0.15% to 2.95%   12.21% to 15.39%
           2008                            137,165,882 0.83 to 3.34 162,840,509          0.00% 0.15% to 2.70% (16.04)% to (13.65)%
     Advantus Money Market:
           2012                             36,256,062 0.89 to 2.36  44,390,256          0.00% 0.15% to 2.95%  (2.92)% to (0.15)%
           2011                             42,378,889 0.91 to 2.37  53,238,712          0.00% 0.15% to 2.95%  (2.90)% to (0.15)%
           2010                             42,110,728 0.77 to 2.37  52,945,041          0.04% 0.15% to 2.95%  (2.91)% to (1.20)%
           2009                             46,944,447 0.81 to 2.37  59,612,988          0.30% 0.15% to 2.95%   (2.64)% to 0.12%
           2008                             62,460,775 1.00 to 2.37  81,565,810          1.99% 0.15% to 2.70%    1.58% to 4.48%
     Advantus Index 500 Class 2:
           2012                             47,360,200 1.06 to 6.55 128,781,432          0.00% 0.15% to 2.65%   12.06% to 15.25%
           2011                             51,633,033 0.93 to 5.68 121,561,386          0.00% 0.15% to 2.65%   (1.35)% to 1.44%
           2010                             57,990,660 0.83 to 5.60 134,709,384          0.00% 0.15% to 2.65%   11.21% to 13.17%
           2009                             64,777,011 0.75 to 4.90 131,119,756          0.00% 0.15% to 2.65%   22.21% to 25.68%
           2008                             72,514,828 0.66 to 3.90 118,329,030          0.00% 0.15% to 2.65%  (9.04)% to (37.30)%
     Advantus Mortgage Securities Class 2:
           2012                             34,733,069 0.96 to 4.60  56,007,270          0.00% 0.15% to 2.95%    0.47% to 3.33%
           2011                             38,393,703 0.94 to 4.46  61,244,089          0.00% 0.15% to 2.95%    3.64% to 6.57%
           2010                             44,591,072 0.79 to 4.18  66,859,188          0.00% 0.15% to 2.95%    3.65% to 5.48%
           2009                             48,097,169 0.78 to 3.92  69,742,214          0.00% 0.15% to 2.95%    4.91% to 7.89%
           2008                             53,570,204 0.84 to 3.64  75,249,958          0.00% 0.15% to 2.70% (15.50)% to (13.10)%
     Advantus International Bond Class 2:
           2012                             49,041,835 1.42 to 2.75  89,932,944          0.00% 0.15% to 2.95%   12.81% to 16.02%
           2011                             48,013,724 1.26 to 2.37  77,525,751          0.00% 0.15% to 2.95%  (3.15)% to (0.41)%
           2010                             46,483,703 1.07 to 2.38  77,196,207          0.00% 0.15% to 2.95%   10.59% to 12.55%
           2009                             43,385,285 1.00 to 2.09  64,982,851          0.00% 0.15% to 2.95%   14.14% to 17.38%
           2008                             43,293,204 1.01 to 1.78  56,503,162          0.00% 0.15% to 2.70%    1.19% to 4.07%
     Advantus Index 400 Mid-Cap Class 2:
           2012                             29,094,337 1.08 to 3.29  68,544,002          0.00% 0.15% to 2.95%   13.83% to 17.07%
           2011                             30,994,418 0.95 to 2.81  62,696,742          0.00% 0.15% to 2.95%  (5.10)% to (2.41)%
           2010                             32,561,978 1.00 to 2.88  68,004,218          0.00% 0.15% to 2.95%   22.27% to 24.43%
           2009                             34,387,142 0.82 to 2.29  57,474,226          0.00% 0.15% to 2.95%   32.47% to 36.23%
           2008                             35,415,838 0.62 to 1.68  44,016,480          0.00% 0.15% to 2.70% (38.39)% to (36.64)%
     Advantus Real Estate Securities
      Class 2:
           2012                             20,836,995 0.03 to 3.58  58,910,326          0.00% 0.15% to 2.95%   14.47% to 17.72%
           2011                             21,720,712 0.90 to 3.08  52,758,375          0.00% 0.15% to 2.95%    2.36% to 5.26%
           2010                             23,884,459 0.78 to 2.97  55,834,052          0.00% 0.15% to 2.95%   25.17% to 27.38%
           2009                             26,575,350 0.62 to 2.23  48,836,671          0.00% 0.15% to 2.95%   20.97% to 24.41%
           2008                             26,981,361 0.58 to 1.90  40,752,236          0.00% 0.15% to 2.70% (38.14)% to (36.37)%
     Invesco V.I. Capital Appreciation:
           2012 (e)                                 --      --               --            --        --                --
           2011                              3,829,680 0.89 to 1.17   4,434,515          0.00% 1.20% to 2.40%  (10.78)% to (9.21)%
           2010                              4,306,848 0.75 to 1.29   5,488,930          0.52% 1.20% to 2.40%   11.86% to 13.83%
           2009                              4,747,001 0.67 to 1.14   5,303,005          0.28% 1.20% to 2.40%   17.21% to 19.28%
           2008                              5,095,587 0.73 to 0.95   4,763,841          0.00% 1.20% to 2.40% (44.30)% to (43.31)%
     Invesco V.I. Core Equity:
           2012                                777,888 1.27 to 1.60   1,212,469          0.90% 1.20% to 2.20%   10.30% to 12.26%
           2011                                734,002 1.13 to 1.43   1,016,052          0.75% 1.20% to 2.15%  (3.19)% to (1.48)%
           2010                                880,424 0.90 to 1.45   1,240,874          0.88% 1.20% to 2.15%    6.07% to 7.95%
           2009                                431,118 0.85 to 1.34     535,283          1.70% 1.20% to 2.15%   24.26% to 26.46%
           2008                                425,082 0.85 to 1.06     417,167          1.83% 1.20% to 2.05% (32.25)% to (31.16)%
     Invesco V.I. Small Cap Equity:
           2012                             13,457,293 0.95 to 1.04  13,987,224          0.00% 1.20% to 2.95%   10.33% to 12.29%
           2011                             11,301,937 0.86 to 0.93  10,460,211          0.00% 1.20% to 2.95%  (3.86)% to (2.17)%
           2010                              9,905,379 0.82 to 0.95   9,371,107          0.00% 1.20% to 2.95%   24.49% to 26.69%
           2009                              8,208,727 0.67 to 0.75   6,130,150          0.17% 1.20% to 2.95%   17.38% to 19.45%
           2008                              3,987,569 0.62 to 0.63   2,492,896          0.00% 1.20% to 2.50% (33.40)% to (32.22)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Alliance Bernstein International
      Value:
           2012                              1,615,280 0.49 to 0.52     844,155          1.42% 1.20% to 2.50%   10.85% to 12.82%
           2011                              1,526,011 0.44 to 0.46     706,778          4.00% 1.20% to 2.50% (21.78)% to (20.40)%
           2010                              1,250,374 0.50 to 0.58     727,660          2.78% 1.20% to 2.50%    1.27% to 3.06%
           2009                              1,115,561 0.51 to 0.56     629,954          1.42% 1.20% to 2.50%   30.45% to 32.75%
           2008                                762,948 0.42 to 0.43     324,529          0.58% 1.20% to 2.50% (54.65)% to (53.84)%
     American Century Income and Growth:
           2012                              1,906,958 1.25 to 1.53   2,872,898          1.89% 1.20% to 2.05%   11.12% to 13.09%
           2011                              1,833,836 1.12 to 1.36   2,438,648          1.31% 1.20% to 2.05%   (0.13)% to 1.63%
           2010                              1,961,441 0.78 to 1.33   2,564,877          1.25% 1.20% to 2.05%   10.55% to 12.50%
           2009                              2,290,027 0.70 to 1.19   2,646,139          4.38% 1.20% to 2.05%   14.35% to 16.37%
           2008                              2,487,180 0.86 to 1.02   2,463,054          1.80% 1.20% to 2.05% (36.63)% to (35.51)%
     American Century VP Inflation
      Protection:
           2012                             41,474,140 1.25 to 1.35  55,985,614          2.54% 1.20% to 2.70%    4.25% to 6.09%
           2011                             28,107,292 1.19 to 1.27  35,759,209          4.06% 1.20% to 2.70%    8.50% to 10.41%
           2010                             19,708,146 1.00 to 1.15  22,710,216          1.61% 1.20% to 2.70%    2.05% to 3.85%
           2009                              9,811,848 1.00 to 1.11  10,887,625          2.16% 1.20% to 2.70%    7.04% to 8.93%
           2008                              3,803,193 1.00 to 1.02   3,874,597          4.47% 1.20% to 2.50%  (4.47)% to (2.78)%
     American Century Ultra:
           2012                             20,422,903 1.13 to 1.46  29,142,704          0.00% 1.20% to 2.45%   10.47% to 12.42%
           2011                             24,327,222 1.02 to 1.30  30,971,467          0.00% 1.20% to 2.40%  (2.06)% to (0.34)%
           2010                             29,784,542 0.83 to 1.30  38,088,591          0.36% 1.20% to 2.65%   12.46% to 14.44%
           2009                             34,338,881 0.76 to 1.14  38,389,095          0.18% 1.20% to 2.65%   30.61% to 32.92%
           2008                             38,859,386 0.69 to 0.86  32,698,743          0.00% 1.20% to 2.65% (43.35)% to (42.35)%
     American Century Value:
           2012                             27,527,752 0.93 to 1.71  46,858,151          1.80% 1.20% to 2.70%   11.24% to 13.21%
           2011                             25,690,200 0.84 to 1.51  38,613,480          1.89% 1.20% to 2.70%  (2.06)% to (0.34)%
           2010                             24,740,070 0.84 to 1.51  37,286,285          2.12% 1.20% to 2.70%    9.75% to 11.69%
           2009                             22,299,226 0.76 to 1.35  30,042,551          5.32% 1.20% to 2.70%   16.24% to 18.29%
           2008                             22,034,921 0.95 to 1.15  25,033,415          2.37% 1.20% to 2.40% (28.94)% to (27.68)%
     American Funds IS Global Bond
      Class 2:
           2012                              2,676,675 1.02 to 1.04   2,789,905          2.75% 1.20% to 2.50%    3.09% to 4.91%
           2011 (b)                            806,949     0.99         802,088          3.64% 1.20% to 2.35%  (1.77)% to (0.61)%
     American Funds IS Global Growth
      Class 2:
           2012                              2,210,952 0.98 to 1.09   2,227,216          1.60% 1.20% to 2.50%   18.98% to 21.08%
           2011 (b)                            502,903     0.83         417,249          2.58% 1.20% to 2.00% (18.01)% to (17.04)%
     American Funds IS Global Small Cap
      Class 2:
           2012                                877,277 0.87 to 1.05     783,868          1.41% 1.20% to 2.50%   14.72% to 16.75%
           2011 (b)                            285,871     0.76         218,639          0.33% 1.20% to 2.00% (24.42)% to (23.52)%
     American Funds IS Growth Class 2:
           2012                              3,448,221 0.99 to 1.01   3,487,125          0.99% 1.20% to 2.50%   14.45% to 16.47%
           2011 (b)                          1,224,983 0.86 to 0.87   1,063,564          0.73% 1.20% to 2.00% (14.20)% to (13.18)%
     American Funds IS Growth-Income
      Class 2:
           2012                              2,883,480 1.03 to 1.05   3,036,713          2.37% 1.20% to 2.50%   14.05% to 16.07%
           2011 (b)                            893,317     0.91         810,529          2.29% 1.20% to 2.25%  (10.33)% to (9.27)%
     American Funds IS International
      Class 2:
           2012                              2,969,348 0.89 to 1.07   2,705,544          2.30% 1.20% to 2.50%   14.46% to 16.49%
           2011 (b)                          1,076,408     0.78         840,600          3.11% 1.20% to 2.00% (22.83)% to (21.91)%
     American Funds IS New World Class 2:
           2012                              2,121,978 0.93 to 1.07   2,028,930          1.66% 1.20% to 2.45%   14.38% to 16.40%
           2011 (b)                            638,244     0.82         520,265          2.67% 1.20% to 2.00% (19.44)% to (18.49)%
     American Funds IS U.S. Govt Sec
      Class 2:
           2012                              3,553,386 1.01 to 1.06   3,776,868          1.21% 1.20% to 2.45%   (1.08)% to 0.68%
           2011 (b)                          2,062,092 1.05 to 1.06   2,177,943          3.67% 1.20% to 2.00%    4.38% to 5.61%
     Fidelity High Income:
           2012                             20,856,758 1.22 to 1.34  27,872,696          6.89% 1.20% to 2.95%   10.64% to 12.60%
           2011                             14,828,942 1.10 to 1.18  17,598,056          7.38% 1.20% to 2.95%    0.71% to 2.48%
           2010                             12,022,272 1.00 to 1.16  13,923,147          8.59% 1.20% to 2.95%   10.37% to 12.32%
           2009                             10,101,068 0.93 to 1.03  10,415,296         11.25% 1.20% to 2.95%   39.29% to 41.75%
           2008                              3,724,521 0.72 to 0.73   2,709,193         22.35% 1.20% to 2.45%  (27.32) to (26.04)%
     Fidelity VIP Contrafund:
           2012                             26,006,615 0.95 to 2.02  47,059,500          1.12% 0.15% to 2.70%   12.76% to 15.97%
           2011                             27,847,042 0.84 to 1.76  43,507,449          0.97% 0.15% to 2.70%  (5.60)% to (2.93)%
           2010                             30,850,378 0.88 to 1.83  49,917,591          1.00% 0.15% to 2.75%   13.53% to 16.75%
           2009                             34,359,074 0.78 to 1.59  47,529,919          1.09% 0.15% to 2.75%   31.53% to 35.26%
           2008                             40,119,116 0.59 to 1.19  40,927,704          0.73% 0.15% to 2.70% (44.36)% to (42.78)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Fidelity VIP Equity-Income:
           2012                             50,295,117 0.84 to 1.63  77,648,067          2.76% 0.15% to 2.95%   13.64% to 16.88%
           2011                             60,618,571 0.74 to 1.40  81,003,412          1.39% 0.15% to 2.95%   (2.27)% to 0.50%
           2010                             72,688,985 0.76 to 1.39  97,695,774          1.57% 0.15% to 2.95%   13.32% to 14.75%
           2009                             82,024,548 0.68 to 1.21  96,969,954          2.05% 0.15% to 2.95%   26.11% to 29.69%
           2008                             90,768,049 0.54 to 0.95  83,389,905          2.35% 0.15% to 2.70% (44.48)% to (42.90)%
     Fidelity VIP Mid-Cap:
           2012                             13,515,841 1.85 to 3.12  35,464,418          0.38% 0.15% to 2.50%   11.22% to 14.39%
           2011                             15,224,369 1.66 to 2.72  35,354,507          0.02% 0.15% to 2.50% (13.44)% to (10.99)%
           2010                             17,746,574 1.02 to 3.06  46,844,861          0.29% 0.15% to 2.50%   24.84% to 28.38%
           2009                             19,820,447 0.82 to 2.38  41,221,565          0.45% 0.15% to 2.75%   35.69% to 39.54%
           2008                             22,931,881 1.90 to 2.83  34,594,716          0.24% 0.15% to 2.40% (41.37)% to (39.70)%
     Franklin Small Cap Value:
           2012                             11,539,632 0.98 to 1.08  12,507,048          0.78% 1.20% to 2.95%   14.93% to 16.96%
           2011                              9,360,023 0.86 to 0.93   8,672,378          0.69% 1.20% to 2.95%  (6.55)% to (4.91)%
           2010                              8,172,080 0.84 to 0.97   7,962,998          0.73% 1.20% to 2.50%   23.92% to 26.70%
           2009                              6,489,098 0.70 to 0.77   4,990,734          1.65% 1.20% to 2.50%   25.40% to 27.61%
           2008                              3,484,588 0.59 to 0.60   2,099,929          0.74% 1.20% to 2.50% (34.97)% to (33.82)%
     Franklin Small Mid Cap:
           2012                              8,010,965 0.89 to 1.81   9,473,157          0.00% 0.15% to 2.45%    7.62% to 10.69%
           2011                              8,714,354 0.81 to 1.65   9,173,996          0.00% 0.15% to 2.50%  (7.59)% to (4.97)%
           2010                             10,173,115 0.86 to 1.76  11,377,504          0.00% 0.15% to 2.95%   24.50% to 27.43%
           2009                             11,687,234 0.69 to 1.40  10,276,216          0.00% 0.15% to 2.95%   39.40% to 43.36%
           2008                             13,142,015 0.48 to 0.99   7,977,310          0.00% 0.15% to 2.35% (44.17)% to (42.58)%
     Franklin Large Cap Growth Securities:
           2012                              1,971,916 1.14 to 1.44   2,787,654          0.83% 1.20% to 2.45%    9.10% to 11.03%
           2011                              2,099,351 1.02 to 1.30   2,678,613          0.67% 1.20% to 2.65%  (4.36)% to (2.68)%
           2010                              2,268,308 0.85 to 1.33   2,966,664          0.84% 1.20% to 2.50%    8.35% to 10.26%
           2009                              2,534,456 0.78 to 1.21   3,004,230          1.36% 1.20% to 2.50%   25.96% to 28.18%
           2008                              2,589,964 0.79 to 0.94   2,394,098          1.31% 1.20% to 2.35% (36.44)% to (35.31)%
     Franklin Mutual Shares Securities:
           2012                              5,877,310 1.31 to 1.66   9,582,151          2.02% 1.20% to 2.50%   10.92% to 12.88%
           2011                              6,596,724 1.17 to 1.47   9,512,494          2.33% 1.20% to 2.50%  (3.91)% to (2.22)%
           2010                              7,331,439 0.81 to 1.50  10,761,338          1.58% 1.20% to 2.50%    7.96% to 9.87%
           2009                              7,510,222 0.75 to 1.37   9,978,050          1.91% 1.20% to 2.75%   22.38% to 24.54%
           2008                              8,877,196 0.92 to 1.10   9,426,809          2.97% 1.20% to 2.40% (38.94)% to (37.86)%
     Templeton Developing Markets
      Securities:
           2012                             11,810,871 1.59 to 3.15  29,864,458          1.38% 0.15% to 2.50%    9.86% to 12.99%
           2011                             12,761,609 1.42 to 2.82  28,506,260          0.97% 0.15% to 2.50% (18.30)% to (15.98)%
           2010                             13,676,523 1.00 to 3.39  36,261,321          1.62% 0.15% to 2.50%   14.17% to 17.41%
           2009                             15,439,856 0.88 to 2.92  34,996,159          4.38% 0.15% to 2.50%   67.58% to 72.33%
           2008                             17,281,325 0.87 to 1.71  22,945,107          2.71% 0.15% to 2.50% (54.09)% to (52.78)%
     Goldman Sachs VIT Government Income:
           2012                             18,118,644 1.05 to 1.09  19,737,352          0.75% 1.20% to 2.45%   (0.22)% to 1.54%
           2011                              9,572,609 1.05 to 1.07  10,268,464          0.92% 1.20% to 2.45%    3.26% to 5.08%
           2010 (c)                          4,254,667 0.99 to 1.02   4,343,551          1.16% 1.20% to 2.45%    0.86% to 2.08%
     Ibbotson Aggressive Growth:
           2012                              4,146,453 0.83 to 0.89   3,696,090          1.21% 1.20% to 2.50%   10.86% to 12.82%
           2011                              4,131,287 0.75 to 0.79   3,263,545          1.09% 1.20% to 2.50%  (7.80)% to (6.18)%
           2010                              3,077,827 0.73 to 0.84   2,591,343          0.33% 1.20% to 2.50%   11.86% to 13.84%
           2009                              2,216,149 0.66 to 0.73   1,639,509          0.00% 1.20% to 2.35%   22.66% to 25.77%
           2008                              1,413,673 0.58 to 0.59     831,533          0.00% 1.20% to 2.35% (38.49)% to (37.40)%
     Ibbotson Balanced:
           2012                             57,280,186 0.95 to 1.02  58,383,436          1.53% 1.20% to 2.50%    7.58% to 9.48%
           2011                             52,674,257 0.88 to 0.93  49,032,198          1.00% 1.20% to 2.50%  (3.76)% to (2.07)%
           2010                             50,620,974 0.82 to 0.95  48,119,407          0.76% 1.20% to 2.50%    8.39% to 10.30%
           2009                             39,165,109 0.77 to 0.86  33,754,077          0.00% 1.20% to 2.50%   15.18% to 18.09%
           2008                             15,833,350 0.72 to 0.73  11,557,250          0.15% 1.20% to 2.50% (26.26)% to (24.96)%
     Ibbotson Conservative:
           2012                             16,873,386 1.04 to 1.12  18,863,156          1.49% 1.20% to 2.50%    2.13% to 3.94%
           2011                             14,234,154 1.02 to 1.08  15,306,469          1.50% 1.20% to 2.50%    0.15% to 1.91%
           2010                             10,120,630 0.91 to 1.06  10,678,149          1.36% 1.20% to 2.50%    3.29% to 5.11%
           2009                              7,167,271 0.90 to 1.00   7,193,958          0.00% 1.20% to 2.50%    4.42% to 6.97%
           2008                              1,853,596 0.93 to 0.94   1,740,048          0.00% 1.20% to 2.35%  (8.76)% to (7.15)%
     Ibbotson Growth:
           2012                             26,285,441 0.87 to 0.94  24,831,473          1.23% 1.20% to 2.70%    9.62% to 11.56%
           2011                             28,007,306 0.79 to 0.85  23,713,461          1.07% 1.20% to 2.70%  (6.48)% to (4.83)%
           2010                             31,785,016 0.77 to 0.89  28,279,306          0.69% 1.20% to 2.70%   10.56% to 12.51%
           2009                             31,643,097 0.71 to 0.79  25,023,012          0.00% 1.20% to 2.70%   20.20% to 23.16%
           2008                             17,258,727 0.63 to 0.64  11,082,378          0.21% 1.20% to 2.70% (33.61)% to (32.43)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ibbotson Income and Growth:
           2012                             32,663,934 0.98 to 1.06  34,740,164          1.65% 1.20% to 2.70%    4.72% to 6.57%
           2011                             29,626,361 0.94 to 1.00  29,562,764          0.97% 1.20% to 2.70%  (1.85)% to (0.12)%
           2010                             23,640,738 0.86 to 1.00  23,619,392          0.58% 1.20% to 2.70%    5.72% to 7.58%
           2009                             16,421,587 0.83 to 0.92  15,250,083          0.00% 1.20% to 2.70%    9.21% to 11.94%
           2008                              6,436,622 0.81 to 0.83   5,340,597          0.00% 1.20% to 2.70% (17.63)% to (16.17)%
     Invesco Van Kampen V.I. American
      Franchise:
           2012                              3,348,674 0.99 to 1.58   5,161,697          0.00% 1.20% to 2.45%   10.09% to 12.04%
           2011                                589,433 1.32 to 1.41     829,486          0.00% 1.20% to 1.85%  (9.11)% to (7.50)%
           2010                                267,098 0.97 to 1.52     406,233          0.00% 1.20% to 2.00%   16.09% to 18.14%
           2009                                251,569 0.85 to 1.29     323,847          0.00% 1.20% to 2.25%   60.83% to 63.67%
           2008                                160,753 0.76 to 0.79     126,389          0.19% 1.20% to 1.80% (50.60)% to (49.72)%
     Invesco Van Kampen V.I. Comstock:
           2012                             10,991,471 1.33 to 1.69  18,618,264          1.64% 1.20% to 2.45%   15.46% to 17.50%
           2011                              7,583,431 1.14 to 1.44  10,932,262          1.19% 1.20% to 2.45%  (4.95)% to (3.27)%
           2010                              5,208,609 0.83 to 1.49   7,762,933          0.11% 1.20% to 2.45%   12.34% to 14.32%
           2009                              3,601,987     1.30       4,696,181          4.33% 1.20% to 2.40%   24.67% to 26.87%
           2008                              3,995,053     1.03       4,105,291          2.35% 1.20% to 2.40% (37.67)% to (36.57)%
     Invesco Van Kampen V.I. Growth and
      Income:
           2012                              1,713,903 1.36 to 1.71   2,931,635          1.27% 1.20% to 2.50%   11.02% to 12.98%
           2011                              1,979,462 1.22 to 1.51   2,996,894          1.04% 1.20% to 2.50%  (5.10)% to (3.43)%
           2010                              2,239,525 0.86 to 1.57   3,510,924          0.10% 1.20% to 2.50%    8.93% to 10.85%
           2009                              2,357,482 0.79 to 1.41   3,334,033          3.62% 1.20% to 2.50%   20.50% to 22.63%
           2008                              2,383,791 0.99 to 1.16   2,749,148          1.80% 1.20% to 1.95% (34.19)% to (33.02)%
     Invesco Van Kampen V.I. American
      Value:
           2012                                863,715 0.98 to 1.05     906,648          0.71% 1.20% to 2.45%   13.65% to 15.66%
           2011                                370,363 0.87 to 0.91     336,094          0.67% 1.20% to 2.15%  (2.10)% to (0.38)%
           2010                                222,362 0.79 to 0.91     202,556          0.68% 1.20% to 2.15%   18.64% to 20.73%
           2009                                 67,779     0.75          51,135          0.98% 1.20% to 2.15%    35.11% to 37.5%
           2008                                 27,235     0.55          14,939          0.98% 1.20% to 1.70% (43.13)% to (42.12)%
     Invesco Van Kampen V.I. Equity and
      Income:
           2012                              1,240,756 1.05 to 1.25   1,519,551          1.85% 1.20% to 2.25%    9.11% to 11.04%
           2011                              1,182,318 0.95 to 1.12   1,300,445          2.09% 1.20% to 2.25%  (4.72)% to (3.04)%
           2010                              1,106,920 0.77 to 1.16   1,250,111          1.70% 1.20% to 2.20%    4.64% to 6.49%
           2009                              1,226,941 0.75 to 1.09   1,296,909          4.93% 1.20% to 2.20%   29.66% to 31.95%
           2008                              1,408,989 0.72 to 0.82   1,126,428          3.92% 1.20% to 2.20% (40.25)% to (39.19)%
     Ivy Funds VIP Asset Strategy:
           2012                             75,753,723 2.26 to 2.58 191,537,131          1.12% 1.20% to 2.50%   15.70% to 17.75%
           2011                             71,302,311 1.94 to 2.19 153,224,498          1.03% 1.20% to 2.50%  (9.90)% to (8.31)%
           2010                             68,760,673 1.11 to 2.39 161,372,601          1.07% 1.20% to 2.50%    7.17% to 7.38%
           2009                             60,544,827 1.05 to 2.22 132,577,110          0.36% 1.20% to 2.75%   22.14% to 23.55%
           2008                             55,058,194 1.68 to 1.80  97,714,391          0.42% 1.20% to 2.50% (27.96)% to (26.68)%
     Ivy Funds VIP Balanced:
           2012                             34,424,607 1.37 to 6.18 105,071,224          1.47% 0.15% to 2.45%    8.49% to 11.58%
           2011                             31,908,618 1.24 to 5.54  96,745,811          2.20% 0.15% to 2.35%    0.32% to 3.16%
           2010                             33,185,430 0.88 to 4.35  98,268,225          2.05% 0.15% to 2.40%    9.93% to 13.06%
           2009                             35,895,654 0.94 to 4.06 104,444,512          0.10% 0.15% to 2.40% (23.30)% to (21.12)%
           2008                             42,031,930 1.21 to 5.15 162,224,826          1.31% 0.15% to 2.40%   10.34% to 13.49%
     Ivy Funds VIP Bond:
           2012                             81,501,982 1.23 to 1.35 109,872,989          3.12% 1.25% to 2.35%    3.32% to 4.46%
           2011                             66,179,900 1.19 to 1.29  85,407,411          2.72% 1.25% to 2.35%    4.82% to 5.98%
           2010                             60,470,600 0.90 to 1.22  73,637,615          2.84% 1.25% to 2.35%    3.58% to 4.72%
           2009                             31,415,109 0.90 to 1.16  36,529,292          3.67% 1.25% to 2.35%    4.68% to 5.83%
           2008                             29,782,793 1.04 to 1.10  32,722,740          0.08% 1.25% to 2.35%  (2.02)% to (0.94)%
     Ivy Funds VIP Core Equity:
           2012                             28,187,947 1.22 to 1.83  47,527,696          0.56% 0.15% to 2.35%   15.15% to 18.42%
           2011                             21,776,227 1.04 to 1.56  31,059,322          0.36% 0.15% to 2.35%   (1.29)% to 1.51%
           2010                             17,995,872 1.04 to 1.56  25,242,825          0.95% 0.15% to 2.35%   18.09% to 20.71%
           2009                             15,885,020 0.80 to 1.21  18,403,823          1.00% 0.15% to 2.35%   22.30% to 23.84%
           2008                             16,559,285 0.71 to 1.06  15,463,823          0.18% 0.15% to 2.30% (35.68)% to (34.87)%
     Ivy Funds VIP Dividend Income:
           2012                             14,459,825 1.30 to 1.43  20,656,026          1.07% 1.25% to 2.35%   10.54% to 11.77%
           2011                             14,078,589 1.17 to 1.28  17,993,911          1.02% 1.25% to 2.35%  (6.90)% to (5.87)%
           2010                             13,708,669 1.01 to 1.36  18,614,045          1.08% 1.25% to 2.35%   13.67% to 14.93%
           2009                             11,609,153 0.92 to 1.18  13,715,949          1.00% 1.25% to 2.35%   15.15% to 16.42%
           2008                             10,923,693 0.96 to 1.01  11,085,937          0.08% 1.25% to 2.35% (37.41)% to (36.71)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ivy Funds VIP Energy:
           2012                              6,115,495 1.02 to 1.10   6,746,220          0.00% 1.25% to 2.35%   (0.99)% to 0.10%
           2011                              6,447,556 1.04 to 1.10   7,103,920          0.00% 1.25% to 2.35% (11.19)% to (10.21)%
           2010                              6,718,777 0.99 to 1.23   8,245,039          0.30% 1.25% to 2.35%   19.13% to 20.45%
           2009                              7,518,486 0.86 to 1.02   7,660,413          0.00% 1.25% to 2.35%   37.22% to 38.73%
           2008                              5,993,076 0.71 to 0.73   4,401,263          0.10% 1.25% to 2.35% (47.40)% to (46.82)%
     Ivy Funds VIP Global Natural
      Resources:
           2012                             29,850,329 0.63 to 1.30  38,629,692          0.00% 1.20% to 2.70%   (1.08)% to 0.67%
           2011                             28,493,218 0.64 to 1.29  36,641,162          0.00% 1.20% to 2.70% (23.73)% to (22.38)%
           2010                             27,875,300 1.28 to 1.66  46,195,229          0.00% 1.20% to 2.35%   14.35% to 15.67%
           2009                             27,715,035 0.73 to 1.44  39,719,509          0.00% 1.20% to 2.75%   69.61% to 71.57%
           2008                             22,924,839 0.80 to 0.84  19,153,273          1.43% 1.20% to 1.25% (61.94)% to (61.92)%
     Ivy Funds VIP Growth:
           2012                             93,529,444 0.85 to 4.93 171,638,603          0.06% 0.15% to 2.95%    9.46% to 12.57%
           2011                             94,605,992 0.77 to 4.43 158,364,311          4.02% 0.15% to 2.95%   (0.84)% to 1.97%
           2010                            101,181,117 0.76 to 4.39 169,966,718          0.62% 0.15% to 2.95%    9.97% to 12.41%
           2009                            102,589,393 0.69 to 3.95 158,767,856          0.38% 0.15% to 2.95%   23.38% to 26.88%
           2008                            105,047,013 0.55 to 3.15 134,044,256          0.00% 0.15% to 2.70% (38.13)% to (36.37)%
     Ivy Funds VIP High Income:
           2012                             23,189,936 1.70 to 1.87  43,430,987          6.39% 1.25% to 2.35%   15.88% to 17.16%
           2011                             24,034,242 1.47 to 1.60  38,417,989          7.24% 1.25% to 2.35%    2.82% to 3.96%
           2010                             26,384,450 1.14 to 1.54  40,569,864          7.75% 1.25% to 2.35%   12.19% to 13.43%
           2009                             26,341,150 1.05 to 1.36  35,706,905          8.80% 1.25% to 2.35%    43.02% to 44.6%
           2008                             26,272,087 0.89 to 0.94  24,628,412          0.63% 1.25% to 2.35% (23.64)% to (22.79)%
     Ivy Funds VIP International Growth:
           2012                             28,439,829 0.90 to 1.82  47,979,312          1.89% 1.20% to 2.70%   14.61% to 16.64%
           2011                             23,788,302 0.78 to 1.56  34,029,156          0.41% 1.20% to 2.70%  (10.01)% to (8.42)%
           2010                             19,787,904 0.86 to 1.70  30,611,721          0.91% 1.20% to 2.70%   11.45% to 13.42%
           2009                             15,524,625 0.79 to 1.50  20,994,285          1.57% 1.20% to 2.65%   23.94% to 25.38%
           2008                             14,959,893 1.05 to 1.20  16,233,840          0.26% 1.20% to 2.65% (43.83)% to (42.84)%
     Ivy Funds VIP International Value:
           2012                             80,872,427 0.80 to 4.67 173,054,725          2.30% 0.15% to 2.95%   10.03% to 13.16%
           2011                             79,871,271 0.73 to 4.13 154,972,837          1.55% 0.15% to 2.95% (16.39)% to (14.01)%
           2010                             80,708,859 0.87 to 4.80 187,763,575          1.37% 0.15% to 2.95%   12.51% to 13.92%
           2009                             83,831,899 1.00 to 3.53 175,751,468          3.64% 0.15% to 2.95%   35.06% to 36.76%
           2008                             91,548,635 0.59 to 3.08 143,413,748          0.50% 0.15% to 2.70% (43.94)% to (42.35)%
     Ivy Funds VIP Micro-Cap Growth:
           2012                             11,690,982 1.43 to 2.41  20,455,674          0.00% 0.15% to 2.45%    8.58% to 11.67%
           2011                             11,475,577 1.31 to 2.16  18,327,832          0.00% 0.15% to 2.45%  (9.71)% to (7.15)%
           2010                             11,630,747 0.96 to 2.33  20,514,465          0.00% 0.15% to 2.45%   37.59% to 40.64%
           2009                             10,358,930 0.86 to 1.58  13,119,313          0.00% 0.15% to 2.45%   38.01% to 41.08%
           2008                             10,701,507 0.77 to 1.17   9,901,671          0.00% 0.15% to 2.40% (49.55)% to (48.11)%
     Ivy Funds VIP Mid Cap Growth:
           2012                             16,758,602 1.70 to 1.88  31,405,038          0.00% 1.20% to 2.50%   10.25% to 12.20%
           2011                             11,743,579 1.55 to 1.67  19,611,643          0.01% 1.20% to 2.35%  (3.44)% to (1.74)%
           2010                              9,990,526 1.17 to 1.70  16,985,625          0.04% 1.20% to 2.35%   28.50% to 29.99%
           2009                             10,231,443 0.92 to 1.31  13,387,186          0.00% 1.20% to 2.25%   43.26% to 44.91%
           2008                              9,581,809 0.87 to 0.90   8,655,382          0.03% 1.20% to 2.35% (38.09)% to (36.99)%
     Ivy Funds VIP Money Market:
           2012                             11,851,618 0.97 to 1.04  12,361,898          0.02% 1.25% to 2.10%  (2.31)% to (1.23)%
           2011                             11,474,152 0.99 to 1.06  12,115,872          0.02% 1.25% to 2.10%  (2.30)% to (1.23)%
           2010                              9,820,525 0.79 to 1.07  10,497,804          0.07% 1.25% to 2.10%  (2.25)% to (1.16)%
           2009                              9,728,906 0.84 to 1.08  10,522,716          1.04% 1.25% to 2.10%  (1.33)% to (0.24)%
           2008                             12,102,007 1.04 to 1.08  13,121,956          2.10% 1.25% to 2.10%   (0.20)% to 0.91%
     Ivy Funds VIP Pathfinder Aggressive:
           2012                              8,710,996 1.02 to 1.06   9,241,185          0.88% 1.25% to 2.10%    9.56% to 10.78%
           2011                              8,401,205 0.93 to 0.96   8,044,198          1.18% 1.25% to 2.10%  (6.38)% to (5.34)%
           2010                              8,413,753 0.90 to 1.01   8,511,526          1.06% 1.25% to 1.90%   12.85% to 14.10%
           2009                              5,104,375 0.82 to 0.89   4,525,820          0.31% 1.25% to 1.90%   20.45% to 21.78%
           2008 (d)                          1,105,277 0.72 to 0.73     804,674          0.00% 1.25% to 2.10% (27.73)% to (24.60)%
     Ivy Funds VIP Pathfinder
      Conservative:
           2012                             32,510,842 1.03 to 1.09  35,416,934          0.94% 1.25% to 2.35%    4.45% to 5.61%
           2011                             29,399,669 1.00 to 1.03  30,322,228          1.30% 1.25% to 2.10%  (1.59)% to (0.50)%
           2010                             25,934,863 0.92 to 1.04  26,885,261          0.91% 1.25% to 2.10%    6.84% to 8.02%
           2009                             18,729,559 0.89 to 0.96  17,974,424          0.07% 1.25% to 2.10%   10.33% to 11.55%
           2008 (d)                          4,122,218     0.86       3,546,357          0.00% 1.25% to 2.10% (14.61)% to (11.87)%
     Ivy Funds VIP Pathfinder Moderate:
           2012                            172,188,520 1.03 to 1.08 186,390,832          0.94% 1.25% to 2.35%    6.97% to 8.16%
           2011                            142,546,422 0.96 to 1.00 142,647,642          1.06% 1.25% to 2.35%  (3.75)% to (2.68)%
           2010                            127,486,896 0.91 to 1.03 131,104,397          0.62% 1.25% to 2.35%   10.02% to 11.23%
           2009                             96,308,869 0.86 to 0.92  89,041,069          0.18% 1.25% to 2.35%   15.21% to 16.49%
           2008 (d)                         29,480,212     0.79      23,397,108          0.00% 1.25% to 1.90% (21.22)% to (19.58)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Ivy Funds VIP Pathfinder Moderately
      Aggressive:
           2012                            188,978,835 1.02 to 1.07 202,976,405          0.76% 1.25% to 2.35%    8.22% to 9.42%
           2011                            157,784,952 0.94 to 0.98 154,854,114          0.81% 1.25% to 2.35%  (5.27)% to (4.22)%
           2010                            133,261,386 0.91 to 1.02 136,560,113          0.77% 1.25% to 2.35%   11.81% to 13.04%
           2009                            110,871,827 0.84 to 0.91 100,508,280          0.29% 1.25% to 1.90%   17.90% to 19.20%
           2008 (d)                         57,193,538     0.76      43,493,673          0.00% 1.25% to 1.90% (24.52)% to (20.55)%
     Ivy Funds VIP Pathfinder Moderately
      Conservative:
           2012                             56,885,400 1.04 to 1.09  62,073,747          0.91% 1.25% to 2.35%    5.88% to 7.05%
           2011                             48,794,221 1.00 to 1.02  49,730,877          1.09% 1.25% to 1.90%  (2.32)% to (1.24)%
           2010                             42,059,307 0.92 to 1.03  43,409,545          0.88% 1.25% to 1.90%    8.40% to 9.59%
           2009                             31,240,117 0.87 to 0.94  29,420,895          0.12% 1.25% to 1.90%   12.45% to 13.69%
           2008 (d)                         12,615,852     0.83      10,450,054          0.00% 1.25% to 1.75% (17.78)% to (14.70)%
     Ivy Funds VIP Real Estate Securities:
           2012                              7,467,113 1.65 to 1.81  13,525,470          0.73% 1.25% to 2.35%   14.98% to 16.25%
           2011                              8,017,939 1.43 to 1.56  12,492,706          0.77% 1.25% to 2.35%    2.58% to 3.71%
           2010                              8,466,671 1.12 to 1.50  12,720,196          1.83% 1.25% to 2.35%   25.53% to 26.91%
           2009                              8,911,189 0.92 to 1.18  10,548,794          3.05% 1.25% to 2.35%   20.75% to 22.08%
           2008                              8,601,495 0.92 to 0.97   8,340,289          0.63% 1.25% to 2.35% (37.53)% to (36.84)%
     Ivy Funds VIP Science & Technology:
           2012                             21,813,387 1.22 to 2.33  47,728,649          0.00% 1.20% to 2.70%   24.11% to 26.30%
           2011                             21,675,426 0.98 to 1.85  37,530,970          0.00% 1.20% to 2.70%  (8.50)% to (6.89)%
           2010                             21,345,781 1.06 to 1.98  39,710,933          0.00% 1.20% to 2.70%   10.14% to 11.41%
           2009                             20,646,570 0.97 to 1.77  34,550,914          0.36% 1.20% to 2.70%   39.66% to 42.13%
           2008                             19,133,648 0.70 to 1.25  22,555,230          0.00% 1.20% to 2.70% (35.82)% to (34.68)%
     Ivy Funds VIP Small Cap Growth:
           2012                             33,350,240 0.91 to 3.09  55,911,570          0.00% 0.15% to 2.70%    2.10% to 5.01%
           2011                             32,636,535 1.20 to 2.94  54,068,639          0.00% 0.15% to 2.50% (13.20)% to (10.74)%
           2010                             33,197,076 1.01 to 3.29  63,551,777          0.00% 0.15% to 2.50%   25.86% to 28.66%
           2009                             34,388,501 0.81 to 2.18  52,738,867          0.43% 0.15% to 2.50%   30.81% to 34.52%
           2008                             37,529,732 0.87 to 1.90  44,094,242          0.00% 0.15% to 2.70% (40.95)% to (39.27)%
     Ivy Funds VIP Small Cap Value:
           2012                             31,577,378 1.08 to 2.65  57,793,996          0.44% 0.15% to 2.70%   15.18% to 18.46%
           2011                             35,246,034 0.94 to 2.24  55,427,264          0.48% 0.15% to 2.70% (15.32)% to (12.92)%
           2010                             36,608,933 1.04 to 2.57  67,867,012          0.07% 0.15% to 2.70%   23.48% to 26.22%
           2009                             40,042,460 0.91 to 1.81  60,056,321          0.00% 0.15% to 2.70%   26.15% to 28.95%
           2008                             44,946,126 0.71 to 1.58  53,397,984          0.19% 0.15% to 2.70% (28.29)% to (26.24)%
     Ivy Funds VIP Value:
           2012                             44,446,618 1.25 to 3.28  70,629,414          1.31% 0.15% to 2.45%   15.42% to 18.70%
           2011                             49,224,011 1.06 to 2.76  66,603,573          0.74% 0.15% to 2.35%  (10.01)% to (7.46)%
           2010                             50,156,311 0.90 to 2.98  75,268,894          0.89% 0.15% to 2.35%   15.95% to 18.53%
           2009                             52,735,801 0.78 to 2.12  68,217,574          2.11% 0.15% to 2.40%   24.88% to 26.45%
           2008                             59,158,482 0.80 to 1.99  61,756,776          0.24% 0.15% to 2.40% (35.74)% to (33.91)%
     Ivy Funds VIP Global Bond:
           2012                              5,024,224 1.02 to 1.04   5,208,913          3.78% 1.25% to 2.10%    3.92% to 5.07%
           2011 (b)                          2,183,726 0.98 to 0.99   2,154,524          3.00% 1.25% to 2.10%  (2.07)% to (1.34)%
     Ivy Funds VIP Limited-Term Bond:
           2012                             12,787,214 1.02 to 1.03  13,221,134          4.27% 1.25% to 2.10%    0.96% to 2.07%
           2011 (b)                          4,572,538     1.01       4,631,428          2.70% 1.25% to 2.10%    0.54% to 1.28%
     Janus Aspen Balanced:
           2012                              8,271,257 1.54 to 1.85  15,241,017          2.58% 1.20% to 2.50%   10.07% to 12.02%
           2011                              8,261,325 1.39 to 1.65  13,581,346          2.20% 1.20% to 2.50%   (1.58)% to 0.15%
           2010                              8,252,990 1.07 to 1.65  13,518,058          2.61% 1.20% to 2.50%    4.98% to 6.83%
           2009                              7,270,901 1.02 to 1.54  11,107,482          2.73% 1.20% to 2.50%   21.93% to 24.08%
           2008                              7,614,609 1.09 to 1.24   9,393,404          2.48% 1.20% to 2.50% (18.50)% to (17.06)%
     Janus Aspen Forty:
           2012                             19,100,462 1.06 to 2.02  28,002,189          0.57% 0.15% to 2.50%   20.25% to 23.67%
           2011                             21,614,979 0.87 to 1.65  25,774,793          0.25% 0.15% to 2.50%  (9.64)% to (7.08)%
           2010                             24,729,258 0.93 to 1.79  32,099,720          0.22% 0.15% to 2.50%    3.39% to 6.32%
           2009                             26,651,654 0.90 to 1.70  31,787,528          0.01% 0.15% to 2.50%   41.77% to 45.80%
           2008                             28,375,705 0.63 to 1.18  22,841,114          0.01% 0.15% to 2.50% (45.93)% to (44.39)%
     Janus Aspen Overseas:
           2012                             29,896,862 0.79 to 2.85  68,138,723          0.62% 0.15% to 2.95%    9.88% to 13.01%
           2011                             31,549,934 0.72 to 2.53  62,638,589          0.38% 0.15% to 2.95% (34.30)% to (32.44)%
           2010                             33,766,643 1.10 to 3.78  96,607,035          0.54% 0.15% to 2.95%   21.39% to 24.83%
           2009                             37,817,405 0.90 to 3.06  86,722,726          0.41% 0.15% to 2.95%   73.87% to 78.80%
           2008                             41,282,564 0.52 to 1.73  53,430,276          1.11% 0.15% to 2.70% (53.62)% to (52.30)%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Janus Aspen Mid Cap Value:
           2012                             12,003,773 0.97 to 1.06  12,720,933          0.92% 1.20% to 2.95%    7.55% to 9.46%
           2011                              8,530,875 0.90 to 0.97   8,258,913          0.62% 1.20% to 2.95%  (5.80)% to (4.14)%
           2010                              6,908,947 0.87 to 1.01   6,978,182          0.59% 1.20% to 2.95%   12.02% to 13.99%
           2009                              4,695,146 0.80 to 0.89   4,160,561          0.39% 1.20% to 2.95%   29.05% to 31.33%
           2008                              2,426,938 0.66 to 0.67   1,637,839          1.10% 1.20% to 2.50% (30.04)% to (28.80)%
     MFS Investors Growth Stock:
           2012                             22,007,866 1.03 to 1.61  35,290,452          0.23% 1.20% to 2.95%   13.28% to 15.29%
           2011                             19,172,167 0.91 to 1.40  26,655,862          0.27% 1.20% to 2.95%  (2.54)% to (0.83)%
           2010                             18,014,982 0.92 to 1.41  25,236,497          0.27% 1.20% to 2.95%    8.89% to 10.81%
           2009                             15,441,205 0.86 to 1.27  19,483,437          0.42% 1.20% to 2.95%   35.05% to 37.44%
           2008                             13,016,135 0.64 to 0.92  11,920,628          0.26% 1.20% to 2.70% (38.82)% to (37.73)%
     MFS Mid Cap Growth:
           2012                                611,502 1.06 to 1.47     851,441          0.00% 1.20% to 2.45%   13.03% to 15.03%
           2011                                575,827 0.93 to 1.28     687,831          0.00% 1.20% to 2.20%  (8.89)% to (7.28)%
           2010                                608,438 0.81 to 1.38     780,036          0.00% 1.20% to 2.20%   25.45% to 27.66%
           2009                                591,349 0.66 to 1.08     583,849          0.00% 1.20% to 2.15%   37.14% to 39.56%
           2008                                663,123 0.57 to 0.77     472,354          0.00% 1.20% to 2.15% (53.01)% to (52.17)%
     MFS New Discovery:
           2012                              4,155,106 1.52 to 2.16   8,443,210          0.00% 1.20% to 2.50%   17.37% to 19.45%
           2011                              4,507,820 1.29 to 1.81   7,667,971          0.00% 1.20% to 2.50% (13.09)% to (11.56)%
           2010                              4,946,291 1.19 to 2.04   9,502,931          0.00% 1.20% to 2.65%   31.99% to 34.32%
           2009                              5,870,471 0.90 to 1.52   8,419,215          0.00% 1.20% to 2.65%   58.19% to 60.98%
           2008                              6,685,901 0.69 to 0.94   5,988,120          0.00% 1.20% to 2.65% (41.28)% to (40.24)%
     MFS Value:
           2012                             39,926,853 0.94 to 1.79  71,304,247          1.43% 1.20% to 2.95%   12.51% to 14.50%
           2011                             38,623,485 0.83 to 1.57  60,200,935          1.27% 1.20% to 2.95%  (3.35)% to (1.65)%
           2010                             38,521,743 0.86 to 1.59  60,992,462          1.28% 1.20% to 2.95%    7.99% to 9.89%
           2009                             34,639,045 0.80 to 1.45  49,776,316          1.15% 1.20% to 2.95%   18.89% to 20.99%
           2008                             25,739,165 1.02 to 1.20  30,518,589          0.93% 1.20% to 2.70% (34.70)% to (33.55)%
     Neuberger AMT Socially Responsive:
           2012                                591,475 0.89 to 0.95     562,689          0.10% 1.20% to 2.45%    7.51% to 9.41%
           2011                                577,007 0.83 to 0.87     501,637          0.27% 1.20% to 2.35%  (5.96)% to (4.31)%
           2010                                518,257 0.78 to 0.91     470,876          0.03% 1.20% to 2.35%   19.20% to 21.30%
           2009                                258,161 0.68 to 0.75     193,379          1.84% 1.20% to 2.35%   27.49% to 29.74%
           2008                                257,256     0.58         148,517          2.30% 1.20% to 2.35% (41.19)% to (40.15)%
     Oppenheimer Capital Appreciation:
           2012                              1,916,070 1.12 to 1.45   2,713,705          0.40% 1.20% to 2.45%   10.49% to 12.45%
           2011                              1,836,974 1.01 to 1.29   2,300,025          0.12% 1.20% to 2.40%  (4.24)% to (2.55)%
           2010                              2,287,883 0.81 to 1.32   2,925,090          0.00% 1.20% to 2.40%    5.97% to 7.84%
           2009                              2,620,587 0.77 to 1.23   3,082,685          0.01% 1.20% to 2.40%   39.96% to 42.43%
           2008                              2,986,884 0.70 to 0.86   2,451,872          0.00% 1.20% to 2.40% (47.25)% to (46.31)%
     Oppenheimer Global Strategic Income:
           2012                             37,892,773 0.30 to 0.45  16,880,907         16.30% 1.20% to 2.70%   11.23% to 13.20%
           2011                             46,759,073 0.27 to 0.39  18,403,997          9.10% 1.20% to 2.70%  (5.38)% to (3.72)%
           2010                             51,073,165 0.25 to 0.41  20,876,097          6.12% 1.20% to 2.70%   11.12% to 13.08%
           2009                             55,985,903 0.23 to 0.36  20,242,547          0.00% 1.20% to 2.70%   22.29% to 24.44%
           2008                             42,456,558 0.21 to 0.29  12,331,928          7.23% 1.20% to 2.70% (79.20)% to (78.83)%
     Oppenheimer Main Street Small Cap:
           2012                                944,449 0.96 to 1.02     967,529          0.31% 1.20% to 2.50%   14.23% to 16.25%
           2011                                639,874 0.83 to 0.88     563,809          0.39% 1.20% to 2.50%  (5.22)% to (3.55)%
           2010                                551,148 0.79 to 0.91     503,518          0.32% 1.20% to 2.50%   19.49% to 21.59%
           2009                                345,848 0.68 to 0.75     259,853          0.48% 1.20% to 2.15%   32.90% to 35.25%
           2008                                240,439 0.55 to 0.56     133,567          0.05% 1.20% to 2.00% (39.81)% to (38.75)%
     Oppenheimer International Growth:
           2012                              2,384,502 1.72 to 2.58   5,773,145          1.08% 1.20% to 2.45%   18.14% to 20.23%
           2011                              2,156,904 1.45 to 2.10   4,344,425          0.75% 1.20% to 2.45%  (10.29)% to (8.71)%
           2010                              2,374,859 0.86 to 2.30   5,214,856          1.04% 1.20% to 2.30%   11.29% to 13.25%
           2009                              2,550,767 0.77 to 2.03   4,884,950          1.21% 1.20% to 2.30%   35.01% to 37.40%
           2008                              2,825,179 1.05 to 1.53   3,893,368          0.74% 1.20% to 2.35% (44.73)% to (43.75)%
     PIMCO Funds VIT Low Duration:
           2012                             35,586,911 1.03 to 1.06  37,768,230          1.79% 1.20% to 2.50%    2.66% to 4.48%
           2011                             21,831,704 0.99 to 1.02  22,175,603          1.57% 1.20% to 2.45%  (1.92)% to (0.20)%
           2010 (c)                          8,930,847 0.99 to 1.02   9,089,634          1.18% 1.20% to 2.45%    0.59% to 1.77%
     PIMCO Funds VIT Total Return:
           2012                             67,799,971 1.10 to 1.14  77,528,778          2.47% 1.20% to 2.70%    6.30% to 8.18%
           2011                             37,179,019 1.03 to 1.06  39,293,611          2.56% 1.20% to 2.70%    0.50% to 2.27%
           2010 (c)                         17,510,432 1.00 to 1.03  18,092,641          1.58% 1.20% to 2.45%    2.15% to 3.36%

                                                                     (Continued)

                                                      AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                           ------------------------------------ --------------------------------------------------
                                                         UNIT FAIR                             EXPENSE RATIO      TOTAL RETURN
                                              UNITS    VALUE LOWEST              INVESTMENT       LOWEST             LOWEST
                                           OUTSTANDING  TO HIGHEST  NET ASSETS  INCOME RATIO*  TO HIGHEST**      TO HIGHEST***
                                           ----------- ------------ ----------- -------------  -------------- --------------------
     Putnam VT Growth and Income:
           2012                                907,577 1.14 to 1.41   1,239,146          1.62% 1.20% to 2.45%   15.67% to 17.71%
           2011                                909,266 0.98 to 1.20   1,043,398          1.30% 1.20% to 2.45%  (7.41)% to (5.78)%
           2010                              1,023,986 0.76 to 1.28   1,254,913          1.52% 1.20% to 2.45%   11.05% to 13.01%
           2009                              1,088,479 0.69 to 1.13   1,177,270          2.69% 1.20% to 2.05%   26.04% to 28.26%
           2008                              1,709,810 0.75 to 0.88   1,461,765          2.11% 1.20% to 2.05% (40.49)% to (39.43)%
     Putnam VT International Equity:
           2012                              3,157,120 0.70 to 1.57   4,726,792          2.23% 1.20% to 2.70%   18.36% to 20.46%
           2011                              3,595,873 0.59 to 1.30   4,483,286          3.46% 1.20% to 2.70% (19.35)% to (17.92)%
           2010                              4,345,396 0.72 to 1.59   6,608,980          3.53% 1.20% to 2.70%    6.83% to 8.71%
           2009                              4,911,722 0.67 to 1.46   6,865,855          0.00% 1.20% to 2.70%   21.01% to 23.15%
           2008                              5,530,340 0.56 to 1.19   6,272,223          2.19% 1.20% to 2.70% (45.59)% to (44.62)%
     Putnam VT Multi Cap Growth:
           2012                                324,530 1.25 to 1.67     522,349          0.23% 1.20% to 2.35%   13.36% to 15.36%
           2011                                368,643 1.09 to 1.45     510,718          0.25% 1.20% to 2.35%  (7.84)% to (6.21)%
           2010                                269,361 0.91 to 1.55     393,105          0.33% 1.20% to 2.05%   16.08% to 18.13%
           2009                                251,101 0.78 to 1.31     307,466          0.35% 1.20% to 2.05%   28.30% to 30.56%
           2008                                304,119 0.79 to 1.00     288,490          0.00% 1.20% to 2.05% (40.53)% to (39.48)%
     Putnam VT Equity Income:
           2012                              2,053,229 1.17 to 1.46   2,957,298          2.16% 1.20% to 2.30%   15.83% to 17.88%
           2011                              1,873,293 1.00 to 1.24   2,258,298          1.77% 1.20% to 2.30%   (1.04)% to 0.71%
           2010                              1,779,712 0.68 to 1.23   2,125,639          1.91% 1.20% to 2.30%    9.33% to 11.26%
           2009                              1,701,127 0.96 to 1.11   1,837,650          3.91% 1.20% to 2.30%   25.43% to 27.65%
           2008                              1,907,477 0.72 to 0.87   1,611,623          2.00% 1.20% to 2.30% (46.37)% to (45.42)%
     Putnam VT Voyager:
           2012                              2,591,926 1.23 to 1.52   3,868,149          0.33% 1.20% to 2.00%   10.90% to 12.86%
           2011                              2,756,533 1.09 to 1.35   3,637,630          0.00% 1.20% to 2.05% (20.23)% to (18.83)%
           2010                              1,520,611 1.07 to 1.66   2,401,335          1.00% 1.20% to 2.20%   17.29% to 19.36%
           2009                                836,915 0.94 to 1.39   1,073,552          0.68% 1.20% to 1.85%   59.14% to 61.94%
           2008                                653,571 0.70 to 0.86     523,404          0.00% 1.20% to 1.85% (38.87)% to (37.79)%
     TOPS Protected Growth ETF:
           2012 (a)                         10,397,862 1.01 to 1.02  10,570,257          0.10% 1.20% to 2.25%    0.48% to 1.66%
     TOPS Protected Moderate Growth ETF:
           2012 (a)                          5,844,665 1.01 to 1.02   5,960,555          0.13% 1.20% to 2.25%    0.80% to 1.98%
     TOPS Protected Balanced ETF:
           2012 (a)                          7,120,925 1.01 to 1.02   7,267,326          0.12% 1.20% to 2.25%    0.87% to 2.06%
     Morgan Stanley UIF Emerging Markets
      Equity:
           2012                             12,451,514      --        9,738,154          0.00% 1.20% to 2.70%   16.34% to 18.40%
           2011                              9,348,723 0.72 to 0.78   6,174,717          0.37% 1.20% to 2.70% (20.61)% to (19.21)%
           2010                              6,972,718 0.71 to 0.82   5,700,989          0.56% 1.20% to 2.70%   15.49% to 17.53%
           2009                              4,766,549 0.63 to 0.70   3,315,951          0.00% 1.20% to 2.70%   65.17% to 68.09%
           2008                              2,528,192     0.41       1,046,315          0.00% 1.20% to 2.05% (58.00)% to (57.26)%

----------

     * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

     ** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

                                                                     (Continued)

     *** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     (a) Period from May 1, 2012 (Commencement of operations) to December 31, 2012.

     (b) Period from April 29, 2011 (Commencement of operations) to December 31, 2011.

     (c) Period from April 30, 2010 (Commencement of operations) to December 31, 2010.

     (d ) Period from May 1, 2008 (Commencement of operations) to December
          31, 2008.

     (e) As discussed in Note 1 to the financial statements, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise during 2012.

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through April 10, 2013, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2012, 2011 AND 2010

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 4 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted for the Company's adoption of Accounting Standards Update No. 2010-26, FINANCIAL SERVICES - INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS, as of January 1, 2012.


/s/ KPMG LLP


Minneapolis, Minnesota
March 6, 2013

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED BALANCE SHEETS
                        DECEMBER 31, 2012 AND 2011
                              (IN THOUSANDS)

ASSETS                                                                            2012              2011
                                                                            --------------    --------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,134,588
      and $9,301,196)                                                        $ 11,155,562      $ 10,063,416
    Equity securities, at fair value (cost $271,869 and $178,197)                 317,272           203,939
    Mortgage loans, net                                                         1,538,502         1,417,147
    Finance receivables, net                                                      236,762           215,899
    Policy loans                                                                  352,756           350,863
    Alternative investments (cost $424,367 and $390,674)                          494,890           447,351
    Fixed maturity securities on loan, at fair value
      (amortized cost $43,649 and $63,917)                                         47,560            66,226
    Equity securities on loan, at fair value (cost $4,789 and $4,968)               5,692             6,937
    Derivative instruments                                                        195,693           117,306
    Other invested assets                                                          75,409           211,561
                                                                            --------------    --------------
      Total investments                                                        14,420,098        13,100,645

    Cash and cash equivalents                                                     268,990           308,034
    Securities held as collateral                                                  28,241            43,892
    Deferred policy acquisition costs                                             685,217           694,747
    Accrued investment income                                                     121,967           117,096
    Premiums and fees receivable                                                  202,160           180,354
    Property and equipment, net                                                    82,339            79,592
    Reinsurance recoverables                                                    1,025,915           955,076
    Goodwill and intangible assets, net                                            45,825            43,723
    Other assets                                                                   83,016            97,414
    Separate account assets                                                    14,373,479        12,541,363
                                                                            --------------    --------------
         Total assets                                                        $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                     $  7,690,938      $  7,138,162
    Future policy and contract benefits                                         3,014,902         2,920,649
    Pending policy and contract claims                                            421,875           349,475
    Other policyholder funds                                                      922,453           771,639
    Policyholder dividends payable                                                 34,013            36,945
    Unearned premiums and fees                                                    208,183           171,691
    Pension and other postretirement benefits                                      20,023            19,689
    Income tax liability:
       Current                                                                      7,326            37,301
       Deferred                                                                   354,530           271,164
    Securities in transit                                                          74,674            39,130
    Accrued commissions and expenses                                              167,831           149,424
    Other liabilities                                                             282,336           427,197
    Short-term debt                                                                50,000            50,000
    Long-term debt                                                                268,000           120,000
    Securities lending collateral                                                  40,740            60,770
    Separate account liabilities                                               14,373,479        12,541,363
                                                                            --------------    --------------
      Total liabilities                                                        27,931,303        25,104,599
                                                                            --------------    --------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                       5,000             5,000
 Additional paid in capital                                                       179,522           179,522
 Accumulated other comprehensive income                                           492,466           381,951
 Retained earnings                                                              2,728,956         2,490,864
                                                                            --------------    --------------
      Total stockholder's equity                                                3,405,944         3,057,337
                                                                            --------------    --------------
         Total liabilities and stockholder's equity                          $ 31,337,247      $ 28,161,936
                                                                            ==============    ==============


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                               (IN THOUSANDS)

                                                                             2012             2011              2010
                                                                       -------------    -------------    --------------

Revenues:

  Premiums                                                              $ 1,663,828      $ 1,541,999      $  1,433,088
  Policy and contract fees                                                  554,007          535,352           523,120
  Net investment income                                                     629,333          618,124           585,956
  Net realized investment gains
    Other-than-temporary-impairments on fixed maturity securities              (287)          (6,707)          (31,862)
    Other-than-temporary-impairments on fixed maturity securities
     transferred to other comprehensive income                                    -            1,169             9,608
    Other net realized investment gains                                      83,016           57,113            63,175
                                                                       -------------    -------------    --------------
     Total net realized investment gains                                     82,729           51,575            40,921
  Finance charge income                                                      70,851           64,691            58,059
  Commission income                                                         118,742          103,426            91,181
  Other income                                                               31,219           30,546            31,178
                                                                       -------------    -------------    --------------
     Total revenues                                                       3,150,709        2,945,713         2,763,503
                                                                       -------------    -------------    --------------

Benefits and expenses:

  Policyholder benefits                                                   1,626,322        1,533,956         1,469,524
  Interest credited to policies and contracts                               353,976          344,290           331,073
  General operating expenses                                                577,793          534,822           503,563
  Commissions                                                               253,255          232,404           230,629
  Administrative and sponsorship fees                                        53,219           60,142            62,319
  Dividends to policyholders                                                  7,679            8,637             9,475
  Interest expense                                                            9,821           10,025            10,184
  Amortization of deferred policy acquisition costs                         180,467          169,181           184,533
  Capitalization of policy acquisition costs                               (254,022)        (236,356)         (254,451)
                                                                       -------------    -------------    --------------
     Total benefits and expenses                                          2,808,510        2,657,101         2,546,849
                                                                       -------------    -------------    --------------
       Income from operations before taxes                                  342,199          288,612           216,654

Income tax expense:
    Current                                                                  86,495           56,455            51,991
    Deferred                                                                 17,612           28,470             2,089
                                                                       -------------    -------------    --------------
     Total income tax expense                                               104,107           84,925            54,080
                                                                       -------------    -------------    --------------
       Net income                                                       $   238,092      $   203,687      $    162,574
                                                                       =============    =============    ==============



Other comprehensive income, before tax:
  Unrealized holding gains on securities arising during the period      $   351,867      $   319,525      $    355,634
  Less: Reclassification adjustment for gains included in net income        (72,034)         (67,167)          (33,341)
  Unrealized gains (losses) on securities - other than temporary
   impairments                                                               17,222           30,660            97,996
  Adjustment to deferred policy acquisition costs                           (89,533)         (99,889)          (82,651)
  Adjustment to reserves                                                    (44,051)         (72,822)          (14,903)
  Adjustment to unearned policy and contract fees                             9,761           57,267            25,924
  Adjustment to pension and other retirement plans                           (1,438)          (9,688)          (27,697)
                                                                       -------------    -------------    --------------
    Other comprehensive income, before tax                                  171,794          157,886           320,962
    Income tax expense related to items of other comprehensive income       (61,279)         (54,850)         (113,686)
                                                                       -------------    -------------    --------------
      Other comprehensive income, net of tax                                110,515          103,036           207,276
                                                                       -------------    -------------    --------------
       Total comprehensive income                                       $   348,607      $   306,723      $    369,850
                                                                       =============    =============    ==============








See accompanying notes to consolidated financial statements.

         MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
    CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
            YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                          (IN THOUSANDS)

                                                                          ACCUMULATED
                                                        ADDITIONAL           OTHER                         TOTAL
                                         COMMON           PAID IN        COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                         STOCK            CAPITAL        INCOME (LOSS)     EARNINGS       EQUITY
                                      -------------   --------------   ----------------  -----------   -------------

2010:
  Balance, beginning of year as
   previously reported                 $     5,000     $    179,522     $   (34,306)    $ 2,244,117     $ 2,394,333

     Change in accounting principle              -                -           7,664        (108,514)       (100,850)
                                      -------------   --------------   -------------   -------------   -------------

  Balance, beginning of year as
   adjusted                                  5,000          179,522         (26,642)      2,135,603       2,293,483

     Comprehensive income:
       Net income                                -                -               -         162,574         162,574
       Other comprehensive income                -                -         207,276               -         207,276
                                                                                                       -------------
         Total comprehensive income                                                                         369,850

     Transfer of benefit plans to
      parent company                             -                -          98,281               -          98,281

     Dividends to stockholder                    -                -               -         (11,000)        (11,000)
                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614
                                      =============   ==============   =============   =============   =============

2011:
  Balance, beginning of year           $     5,000     $    179,522     $   278,915     $ 2,287,177     $ 2,750,614

     Comprehensive income:
       Net income                                -                -               -         203,687         203,687
       Other comprehensive income                -                -         103,036               -         103,036
                                                                                                       -------------
         Total comprehensive income                                                                         306,723

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337
                                      =============   ==============   =============   =============   =============

2012:
  Balance, beginning of year           $     5,000     $    179,522     $   381,951     $ 2,490,864     $ 3,057,337

     Comprehensive income:
       Net income                                -                -               -         238,092         238,092
       Other comprehensive income                -                -         110,515               -         110,515
                                                                                                       -------------
         Total comprehensive income                                                                         348,607

                                      -------------   --------------   -------------   -------------   -------------
  Balance, end of year                 $     5,000     $    179,522     $   492,466     $ 2,728,956     $ 3,405,944
                                      =============   ==============   =============   =============   =============







See accompanying notes to consolidated financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF CASH FLOWS
              YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                           (IN THOUSANDS)


CASH FLOWS FROM OPERATING ACTIVITIES                               2012              2011             2010
                                                              -------------    --------------    -------------

Net income                                                     $   238,092      $    203,687      $   162,574
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts           273,272           278,048          282,090
    Fees deducted from policy and contract balances               (394,293)         (385,411)        (369,059)
    Change in future policy benefits                                65,510            82,457           89,764
    Change in other policyholder liabilities, net                  141,129            95,550          119,947
    Amortization of deferred policy acquisition costs              180,467           169,181          184,533
    Capitalization of policy acquisition costs                    (254,022)         (236,356)        (254,451)
    Change in premiums and fees receivable                         (20,386)          (13,552)           3,589
    Deferred tax provision                                          17,612            28,470            5,611
    Change in income tax liabilities - current                     (30,188)           (7,086)          48,361
    Net realized investment gains                                  (82,729)          (51,575)         (40,921)
    Change in reinsurance recoverables                             (67,689)          (50,721)         (38,537)
    Other, net                                                    (114,481)          191,953           17,099
                                                              -------------    --------------    -------------
        Net cash provided by (used for) operating activities       (47,706)          304,645          210,600
                                                              -------------    --------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                     2,511,574         2,460,836        2,512,147
   Equity securities                                               118,434           116,027          181,367
   Alternative investments                                          85,957           164,218           64,942
   Derivative instruments                                          210,393           379,135          176,461
   Other invested assets                                            11,970             7,103            1,043
Proceeds from maturities and repayments of:
   Fixed maturity securities                                       920,428           851,157          843,350
   Mortgage loans                                                  157,892           126,268           77,478
Purchases and originations of:
   Fixed maturity securities                                    (4,137,220)       (3,870,310)      (4,133,892)
   Equity securities                                              (197,096)         (106,974)         (87,511)
   Mortgage loans                                                 (287,442)         (276,558)        (105,237)
   Alternative investments                                         (91,969)          (68,671)         (62,278)
   Derivative instruments                                         (259,027)         (305,437)        (265,575)
   Other invested assets                                           (10,062)           (4,363)            (324)
Finance receivable originations or purchases                      (174,796)         (160,025)        (140,157)
Finance receivable principal payments                              145,441           133,449          124,371
Securities in transit                                              177,441          (261,399)          71,285
Other, net                                                        (100,732)          (54,604)         (47,654)
                                                              -------------    --------------    -------------
        Net cash used for investing activities                    (918,814)         (870,148)        (790,184)
                                                              -------------    --------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts             2,974,152         2,842,495        2,605,466
Withdrawals from annuity and insurance contracts                (2,203,911)       (2,364,401)      (1,994,110)
Change in amounts drawn in excess of cash balances                  10,047              (980)           3,486
Proceeds from issuance of short-term debt                           84,000                 -                -
Payment on short-term debt                                         (84,000)                -                -
Proceeds from issuance of long-term debt                           150,000                 -                -
Payment on long-term debt                                           (2,000)                -           (5,000)
Dividends paid to stockholder                                            -                 -          (11,000)
Other, net                                                            (812)           60,102           (8,419)
                                                              -------------    --------------    -------------
        Net cash provided by financing activities                  927,476           537,216          590,423
                                                              -------------    --------------    -------------

Net increase (decrease) in cash and cash equivalents               (39,044)          (28,287)          10,839
Cash and cash equivalents, beginning of year                       308,034           336,321          325,482
                                                              -------------    --------------    -------------
Cash and cash equivalents, end of year                         $   268,990      $    308,034      $   336,321
                                                              =============    ==============    =============





See accompanying notes to consolidated financial statements.

             MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                      DECEMBER 31, 2012, 2011 AND 2010
                             (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                         2012               2011               2010
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      629,501     $      567,807     $      541,514
    Financial Institution Group                                            389,629            345,279            310,955
    Group Insurance                                                      1,478,486          1,364,200          1,274,692
    Retirement                                                             458,900            479,702            481,696
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    2,956,516          2,756,988          2,608,857
    Subsidiaries and corporate product line                                194,193            188,725            154,646
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,150,709     $    2,945,713     $    2,763,503
                                                                    ===============    ===============    ===============


 The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income. During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT
       INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or realized gains and losses based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2012 and 2011, the Company had $4,755 and $5,200, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,615 and $20,550 at December 31, 2012 and 2011, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2012 and 2011 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2012 and 2011 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations and comprehensive income.

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2012 or 2011.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations and comprehensive income.

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income.

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2012 and 2011, the fair value of these investments included within equity securities on the consolidated balance sheets was $38,032 and $32,367, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio is primarily comprised of smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 125 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2012 and 2011. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Balance at beginning of year                                                        $       11,851     $       11,415
Capitalization                                                                               3,826              3,105
Amortization and interest                                                                   (1,918)            (1,824)
Adjustment for unrealized losses                                                               203               (845)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       13,962     $       11,851
                                                                                    ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, a qualitative assessment of goodwill was not permitted and goodwill was tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $45,369 and $43,983 as of December 31, 2012 and 2011, respectively, and amortized software expense of $17,172, $16,290 and $15,000 for the years ended December 31, 2012, 2011 and
 2010, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $138,864 and $132,594 at December 31, 2012 and 2011, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2012, 2011 and 2010, was $9,679, $9,386, and $10,016, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2012, the Company has assumed an average rate of investment yields ranging from 3.76% to 5.07%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income.

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2012 and 2011, the total participating business in force was $2,319,864 and $2,123,217, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2012 and 2011.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

    RECLASSIFICATIONS

 Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

(3) RISKS

 The  following  is  a  description  of  certain  significant  risks facing the
 Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

   The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2012, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

 In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 was effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

 In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):
 Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company's adoption of a continuous statement approach did not have a material impact to the Company's consolidated results of operations and financial position.

 In May 2011, the FASB issued ASU 2011-04, Fair Value Measurements (Topic 820):
 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 was effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2011-04 and has provided the required disclosures in note 5.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

 In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

 In October 2010, the FASB issued ASU 2010-26, Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of successful contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 was effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. The impact of the adoption of ASU 2010-26 was a reduction to total stockholder's equity as of January 1, 2010 of $100,850.

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements:

                                                                               DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ASSETS
------
Deferred policy acquisition costs                            $      852,729     $     (157,982)     $      694,747

LIABILITIES
-----------
Deferred income tax liability                                       326,344            (55,180)            271,164
Other liabilities                                                   427,522               (325)            427,197

STOCKHOLDER'S EQUITY
--------------------

Accumulated other comprehensive income                              369,541             12,410             381,951
Retained earnings                                                 2,605,751           (114,887)          2,490,864


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       30,643     $          (97)     $       30,546

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   203,755            (34,574)            169,181
Capitalization of policy acquisition costs                         (272,382)            36,026            (236,356)
  Income from operations before taxes                               290,161             (1,549)            288,612

INCOME TAX EXPENSE
------------------

  Deferred                                                           29,012               (542)             28,470
     Net income                                                     204,694             (1,007)            203,687
       Other comprehensive income                                    98,988              4,048             103,036
         Total comprehensive income                                 303,682              3,041             306,723



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
REVENUES
--------
Other income                                                 $       31,287     $         (109)     $       31,178

BENEFITS AND EXPENSES
---------------------
Amortization of deferred policy acquisition costs                   214,539            (30,006)            184,533
Capitalization of policy acquisition costs                         (292,604)            38,153            (254,451)
  Income from operations before taxes                               224,910             (8,256)            216,654

INCOME TAX EXPENSE
------------------
  Deferred                                                            4,979             (2,890)              2,089
     Net income                                                     167,940             (5,366)            162,574
       Other comprehensive income                                   206,578                698             207,276
         Total comprehensive income                                 374,518             (4,668)            369,850

 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):

                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      270,553     $        8,362      $      278,915
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                                369,541             12,410             381,951

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,401,057           (113,880)          2,287,177
  Net income                                                        204,694             (1,007)            203,687
 Balance, end of year                                             2,605,751           (114,887)          2,490,864

TOTAL STOCKHOLDER'S EQUTIY
--------------------------
Balance, beginning of year                                        2,856,132           (105,518)          2,750,614
  Net income                                                        204,694             (1,007)            203,687
  Other comprehensive income                                         98,988              4,048             103,036
Balance, end of year                                              3,159,814           (102,477)          3,057,337


                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
---------------------------------------------
Balance, beginning of year                                   $      (34,306)    $        7,664       $     (26,642)
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                                270,553              8,362             278,915

RETAINED EARNINGS
-----------------
Balance, beginning of year                                        2,244,117           (108,514)          2,135,603
  Net income                                                        167,940             (5,366)            162,574
 Balance, end of year                                             2,401,057           (113,880)          2,287,177

TOTAL STOCKHOLDER'S EQUITY
--------------------------
Balance, beginning of year                                        2,394,333           (100,850)          2,293,483
  Net income                                                        167,940             (5,366)            162,574
  Other comprehensive income                                        206,578                698             207,276
Balance, end of year                                              2,856,132           (105,518)          2,750,614


 The following tables present the details of the impact of the retrospective application of ASU 2010-26 to the consolidated financial statements (Continued):


                                                                         YEAR ENDED DECEMBER 31, 2011
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      204,694      $      (1,007)     $      203,687
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              203,755            (34,574)            169,181
     Capitalization of policy acquisition costs                    (272,382)            36,026            (236,356)
     Deferred tax provision                                          29,012               (542)             28,470
     Other, net                                                     191,856                 97             191,953



                                                                         YEAR ENDED DECEMBER 31, 2010
                                                             ------------------------------------------------------
                                                             AS PREVIOUSLY       ADOPTION OF              AS
                                                                REPORTED         ASU 2010-26           ADJUSTED
                                                             ---------------    ---------------     ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------
Net income                                                   $      167,940      $      (5,366)     $      162,574
 Adjustments to reconcile net income to net cash
  provided by operating activities
     Amortization of deferred policy acquisition costs              214,539            (30,006)            184,533
     Capitalization of policy acquisition costs                    (292,604)            38,153            (254,451)
     Deferred tax provision                                           8,501             (2,890)              5,611
     Other, net                                                      16,990                109              17,099

 In   July  2010,  the  FASB  issued  ASU  2010-20,  Receivables  (Topic  310):
 Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 was effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

 In April 2010, the FASB issued ASU 2010-15, Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

 In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to the separation of the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2010. The Company adopted the required disclosure provisions of this new guidance effective January 1, 2011 which is included within note 5 and 11.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    387,852      $          -     $          -      $    387,852
  Agencies not backed by the full faith and
   credit of the U.S. government                               -           194,560            4,648           199,208
  Foreign government securities                                -            57,504                -            57,504
  Corporate securities                                         -         6,020,295        1,070,286         7,090,581
  Asset-backed securities                                      -           331,855          147,988           479,843
  Commercial mortgage-backed securities (CMBS)                 -         1,098,174           17,809         1,115,983
  Residential mortgage-backed securities (RMBS)                -         1,821,944            2,647         1,824,591
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            387,852         9,524,332        1,243,378        11,155,562
Equity securities, available-for-sale                    317,084                 -              188           317,272
Fixed maturity securities on loan:
  U.S. government securities                               9,144                 -                -             9,144
  Corporate securities                                         -            30,699                -            30,699
  Asset-backed securities                                      -                 -            7,717             7,717
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan                9,144            30,699            7,717            47,560
Equity securities on loan                                  5,692                 -                -             5,692
Derivative instruments:
  TBA derivative instruments                                   -            48,161                -            48,161
  Other derivative instruments                                12           147,520                -           147,532
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              12           195,681                -           195,693
                                                    --------------    -------------    --------------    -------------
          Total investments                              719,784         9,750,712        1,251,283        11,721,779
Cash equivalents                                         201,699                50                -           201,749
Securities held as collateral                              9,052            19,189                -            28,241
Separate account assets (1)                           14,198,164           174,869              446        14,373,479
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 15,128,699      $  9,944,820     $  1,251,729      $ 26,325,248
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     58,942      $     58,942
Future policy and contract benefits (2)                        -                 -           60,284            60,284
Derivative instruments                                         4            13,717                -            13,721
Securities lending collateral                              9,052            31,688                -            40,740
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $      9,056      $     45,405     $    119,226      $    173,687
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.
  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Fixed maturity securities, available-for-sale:
  U.S. government securities                        $    176,608      $          -     $          -      $    176,608
  Agencies not backed by the full faith and
   credit of the U.S. government                               -            93,947            6,883           100,830
  Foreign government securities                                -            54,066                -            54,066
  Corporate securities                                         -         5,296,134          804,515         6,100,649
  Asset-backed securities                                      -           348,460          132,336           480,796
  CMBS                                                         -           942,354               11           942,365
  RMBS                                                         -         2,207,075            1,027         2,208,102
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities, available-
     for-sale                                            176,608         8,942,036          944,772        10,063,416
Equity securities, available-for-sale                    203,936                 -                3           203,939
Fixed maturity securities on loan:
  U.S. government securities                              53,350                 -                -            53,350
  Corporate securities                                         -            12,876                -            12,876
                                                    --------------    -------------    --------------    -------------
    Total fixed maturity securities on loan               53,350            12,876                -            66,226
Equity securities on loan                                  6,937                 -                -             6,937
Derivative instruments:
  TBA derivative instruments                                   -            30,433                -            30,433
  Other derivative instruments                                10            86,863                -            86,873
                                                    --------------    -------------    --------------    -------------
    Total derivative instruments                              10           117,296                -           117,306
                                                    --------------    -------------    --------------    -------------
          Total investments                              440,841         9,072,208          944,775        10,457,824
Cash equivalents                                         247,470             1,350                -           248,820
Securities held as collateral                             23,001            20,891                -            43,892
Separate account assets (1)                           12,056,550           484,813                -        12,541,363
                                                    --------------    -------------    --------------    -------------
          Total financial assets                    $ 12,767,862      $  9,579,262     $    944,775      $ 23,291,899
                                                    ==============    =============    ==============    =============

Policy and contract account balances (2)            $          -      $          -     $     35,469      $     35,469
Future policy and contract benefits (2)                        -                 -           81,183            81,183
Derivative instruments                                       105             9,779                -             9,884
Securities lending collateral                             23,001            37,769                -            60,770
                                                    --------------    -------------    --------------    -------------
          Total financial liabilities               $     23,106      $     47,548     $    116,652      $    187,306
                                                    ==============    =============    ==============    =============


  (1) Separate account liabilities are set equal to the fair value of separate account assets.

  (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above. As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:



                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------

 Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   6,883     $      -       $   (235)       $      -      $     -       $   (2,000)   $    4,648
   Corporate securities       804,515            52        27,931          45,541            -          192,247     1,070,286
   Asset-backed securities    132,336            -          1,812          20,645       (3,601)          (3,204)      147,988
   CMBS                            11           457         2,064          19,523            -           (4,246)       17,809
   RMBS                         1,027          (259)          830              22            -            1,027         2,647
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              944,772           250        32,402          85,731       (3,601)         183,824     1,243,378
Equity securities,
   available-for-sale               3             3            28               -            -              154           188
Fixed maturity securities,
  on loan:
   Asset-backed securities          -            -            533           7,753            -             (569)        7,717
Separate account assets             -            -           (117)            381            -              182           446
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 944,775     $     253     $  32,846        $ 93,865      $(3,601)      $  183,591    $1,251,729
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
  Agencies not backed by the full faith and
   credit of the U.S. government                $           -      $           -       $     (2,000)     $     (2,000)
  Corporate securities                                264,494               (902)           (71,345)          192,247
  Asset-backed securities                              28,471                  -            (31,675)           (3,204)
  CMBS                                                    202               (631)            (3,817)           (4,246)
  RMBS                                                  2,179               (395)              (757)            1,027
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                               295,346             (1,928)          (109,594)          183,824
Equity securities, available-for-sale                     157                 (3)                 -               154
Fixed maturity securities, on loan:
   Asset-backed securities                                105                  -               (674)             (569)
Separate account assets                                   182                  -                  -               182
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $     295,790      $      (1,931)      $   (110,268)    $     183,591
                                                ===============    ==============     ==============    ==============

 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the year ended December 31, 2012.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                           (LOSSES) INCLUDED IN:
                                          ---------------------------

                                                                         TRANSFERS     TRANSFERS      PURCHASES,
                            BALANCE AT       NET            OTHER          IN TO        OUT OF        SALES AND     BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE     LEVEL 3       LEVEL 3      SETTLEMENTS,   AT END OF
                             OF YEAR          (1)           INCOME          (2)          (2)          NET (3)         YEAR
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
Fixed maturity securities,
  available-for sale:
   Agencies not backed by
    the full faith and
    credit of the U.S.
    government              $   7,064      $      -      $   (181)       $      -      $      -     $        -     $   6,883
   Corporate securities       809,213            99         8,495          14,513             -        (27,805)      804,515
   Asset-backed securities    167,659             5        (1,323)              -        (9,176)       (24,829)      132,336
   CMBS                            27             -            (1)              -             -            (15)           11
   RMBS                         2,466          (167)        1,122               -             -         (2,394)        1,027
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
     Total fixed maturity
        securities,
        available-
        for-sale              986,429           (63)        8,112          14,513        (9,176)       (55,043)      944,772
Equity securities,
   available-for-sale               4             4            (1)              -             -             (4)            3
                            ----------    ----------    -------------    ----------    ---------    ------------   ----------
       Total financial      $ 986,433      $    (59)    $   8,111        $ 14,513       $(9,176)    $  (55,047)    $ 944,775
        assets              ==========    ==========    =============    ==========    =========    ============   ==========



  (1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations and comprehensive income.

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:



                                                                                                         PURCHASES,
                                                                                                          SALES AND
                                                                                                        SETTLEMENTS,
                                                   PURCHASES           SALES            SETTLEMENTS          NET
                                                ---------------    --------------     --------------    --------------
Fixed maturity securities, available-for-sale:
   Corporate securities                         $      75,300      $     (3,686)      $    (99,419)     $    (27,805)
   Asset-backed securities                                806              (275)           (25,360)          (24,829)
   CMBS                                                     -                  -               (15)              (15)
   RMBS                                                   144            (1,840)              (698)           (2,394)
                                                ---------------    --------------     --------------    --------------
     Total fixed maturity securities,
     available-for-sale                                76,250            (5,801)          (125,492)          (55,043)

Equity securities, available-for-sale                       -                (4)                  -               (4)
                                                ---------------    --------------     --------------    --------------
       Total financial assets                   $      76,250      $     (5,805)      $   (125,492)     $    (55,047)
                                                ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

 There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2012 and 2011.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances         $   35,469    $  23,473     $        -        $      -      $      -     $        -     $  58,942
Future policy and contract
   benefits                     81,183      (20,597)             -               -             -           (302)       60,284
     Total financial        -----------   ----------    -------------    ----------    ---------    ------------   ----------
     liabilities            $  116,652    $   2,876     $        -        $      -      $      -     $     (302)    $ 119,226
                            ===========   ==========    =============    ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                            TOTAL REALIZED AND
                                            UNREALIZED (GAINS)
                                            LOSSES INCLUDED IN:
                                          ---------------------------


                            BALANCE AT       NET            OTHER         TRANSFERS     TRANSFERS                   BALANCE
                            BEGINNING       INCOME      COMPREHENSIVE       IN TO        OUT OF                    AT END OF
                             OF YEAR          (1)           INCOME         LEVEL 3      LEVEL 3      SETTLEMENTS      YEAR
                            -----------   ----------    -------------    ----------    ---------    ------------   ----------
Policy and contract
   account balances          $  35,301     $     168     $        -       $      -      $      -     $        -     $  35,469
Future policy and contract
   benefits                     20,577        60,999              -              -             -           (393)       81,183
     Total financial        -----------   ----------    -----------      ----------    ---------    ------------   ----------
     liabilities            $   55,878     $  61,167     $        -       $      -      $      -     $     (393)    $ 116,652
                            ===========   ==========    ===========      ==========    =========    ============   ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $(61,550) was included in net realized investment gains and $(228) was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                            RANGE
    LEVEL 3 INSTRUMENT          FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
---------------------------     -----------    -------------------------    -------------------     ---------------------
Fixed maturity securities,
  available-for sale:

   Agencies not backed by
    the full faith and
    credit of the U.S.                                                      Yield/spread to
    government                  $    4,648       Discounted cash flow       U.S. Treasuries (1)           63 bps

                                                                            Yield/spread to           90 bps - 479 bps
   Corporate securities          1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                            Yield/spread to           53 bps - 465 bps
   Asset-backed securities          85,041       Discounted cash flow       U.S. Treasuries              (165 bps)

Liabilities:


   Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   16%
     account balances           $   58,942      techniques                  Market volatility (6)          0% to   25%




   Future policy and                                                                                     1983a and
    contract benefits                           Discounted cash flow/       Mortality rates (2)      annuity 2000 table
                                                Option pricing              Lapse rates (3)                0% to   15%
                                    60,284      techniques                  Utilization rates (4)          0% to  100%
                                                                            Withdrawal rates (5)           0% to    7%
                                                                            Market volatility (6)          0% to   23%
                                                                            Nonperformance
                                                                               risk spread (7)                0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the table above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    CORPORATE SECURITIES AND ASSET-BACKED SECURITIES

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:


                                                                            DECEMBER 31, 2012
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      4,755      $      4,755
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      4,755      $      4,755
                                                    ==============    =============    ==============    =============

                                                                            DECEMBER 31, 2011
                                                    ------------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2           LEVEL 3           TOTAL
                                                    --------------    -------------    --------------    -------------
Other invested assets:
  Real estate held for sale                         $          -      $          -     $      5,200      $      5,200
                                                    --------------    -------------    --------------    -------------
    Total financial assets                          $          -      $          -     $      5,200      $      5,200
                                                    ==============    =============    ==============    =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.


                                                                    DECEMBER 31, 2012
                                   ------------------------------------------------------------------------------------
                                     CARRYING                                      FAIR
                                      VALUE                                       VALUE
                                   -------------    -------------------------------------------------------------------
                                      TOTAL            LEVEL 1          LEVEL 2           LEVEL 3            TOTAL
                                   -------------    --------------    -------------     -------------    --------------

Assets:
   Mortgage loans, net             $  1,538,502     $          -      $          -      $  1,621,871     $   1,621,871
   Policy loans                         352,756                -                 -           432,372           432,372
   Alternative investments              494,890                -                 -           494,890           494,890

Liabilities:
   Deferred annuities              $  2,566,965     $          -      $          -      $  2,719,308     $   2,719,308
   Annuity certain contracts             81,624                -                 -            91,152            91,152
   Other fund deposits                1,913,680                -                 -         1,925,248         1,925,248
   Supplementary contracts
     without life contingencies          72,361                -                 -            72,361            72,361
   Short-term debt                       50,000                -                 -            50,000            50,000
   Long-term debt                       268,000                -                 -           270,236           270,236



                                                                                            DECEMBER 31, 2011
                                                                                    ----------------------------------
                                                                                       CARRYING             FAIR
                                                                                        AMOUNT             VALUE
                                                                                    ---------------    ---------------
Assets:
   Mortgage loans, net                                                              $    1,417,147     $    1,501,620
   Policy loans                                                                            350,863            423,922
   Alternative investments                                                                 447,351            447,351

Liabilities:
   Deferred annuities                                                               $    2,570,574     $    2,721,392
   Annuity certain contracts                                                                88,612             95,741
   Other fund deposits                                                                   1,802,146          1,813,250
   Supplementary contracts
     without life contingencies                                                             65,576             65,576
Short-term debt                                                                             50,000             50,000
Long-term debt                                                                             120,000            122,351


 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for alternative investments approximate the assets' fair values. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2012 and 2011 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,203,122 and $10,129,642 at December 31, 2012 and 2011, respectively. Fixed maturity securities represent 77.7% and 77.3% of total invested assets at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011 publicly traded fixed maturity securities comprised 79.3% and 80.2%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,628,421 and $1,985,569 agency backed RMBS and $196,170 and $222,533 non-agency backed RMBS as of December 31, 2012 and 2011, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $322,964 and $210,876 as of December 31, 2012 and 2011, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:



                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2012                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    351,678     $    36,616     $        442     $          -    $    387,852
Agencies not backed by the full faith
 and credit of the U.S. government            189,441          11,209            1,442                -         199,208
Foreign government securities                  48,309           9,195                -                -          57,504
Corporate securities                        6,392,095         696,526            5,783           (7,743)      7,090,581
Asset-backed securities                       436,413          39,777              689           (4,342)        479,843
CMBS                                        1,029,303          74,369            2,322          (14,633)      1,115,983
RMBS                                        1,687,349         146,730            1,112            8,376       1,824,591
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                  10,134,588       1,014,422           11,790          (18,342)     11,155,562
Equity securities - unaffiliated              271,869          49,030            3,627                -         317,272
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $ 10,406,457     $ 1,063,452     $     15,417     $    (18,342)   $ 11,472,834
                                         =============    ============    =============    =============   =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.




                                                             GROSS           GROSS
                                          AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
DECEMBER 31, 2011                            COST            GAINS           LOSSES           AOCL(1)        FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $    141,479     $    35,129     $          -     $          -    $    176,608
Agencies not backed by the full faith
 and credit of the U.S. government             95,331           5,706              207                -         100,830
Foreign government securities                  45,887           8,179                -                -          54,066
Corporate securities                        5,587,306         507,864            6,589          (12,068)      6,100,649
Asset-backed securities                       443,632          33,866            2,822           (6,120)        480,796
CMBS                                          900,498          41,653            3,771           (3,985)        942,365
RMBS                                        2,087,063         147,288            5,196           21,053       2,208,102
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities,
       available-for-sale                   9,301,196         779,685           18,585           (1,120)     10,063,416
Equity securities - unaffiliated              178,197          30,260            4,518                -         203,939
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $  9,479,393     $   809,945     $     23,103     $     (1,120)   $ 10,267,355
                                         =============    ============    =============    =============   =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2012                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $      9,151     $         6     $         13     $         -     $      9,144
Corporate securities                           27,376           3,323                -               -           30,699
Asset-backed securities                         7,122             595                -               -            7,717
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            43,649           3,924               13               -           47,560
Equity securities - unaffiliated                4,789             906                3               -            5,692
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     48,438     $     4,830     $         16     $         -     $     53,252
                                         =============    ============    =============    =============   =============


                                                             GROSS           GROSS
                                           AMORTIZED       UNREALIZED       UNREALIZED
DECEMBER 31, 2011                            COST            GAINS           LOSSES        OTTI IN AOCL     FAIR VALUE
-------------------------------------    -------------    ------------    -------------    -------------   -------------
U.S. government securities               $     52,305     $     1,045     $          -     $         -     $     53,350
Corporate securities                           11,612           1,264                -               -           12,876
                                         -------------    ------------    -------------    -------------   -------------
    Total fixed maturity securities            63,917           2,309                -               -           66,226
Equity securities - unaffiliated                4,968           1,996               27               -            6,937
                                         -------------    ------------    -------------    -------------   -------------
         Total                           $     68,885     $     4,305     $         27     $         -     $     73,163
                                         =============    ============    =============    =============   =============


 The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               AVAILABLE-FOR-SALE
                                                         AVAILABLE-FOR-SALE                    SECURITIES ON LOAN
                                                 -----------------------------------    ---------------------------------
                                                   AMORTIZED             FAIR             AMORTIZED            FAIR
                                                      COST               VALUE              COST              VALUE
                                                 ---------------    ----------------    --------------    ---------------
Due in one year or less                          $      322,458     $       331,569     $           -     $            -
Due after one year through five years                 2,337,094           2,559,437             6,678              7,161
Due after five years through ten years                3,287,502           3,708,310            27,337             29,918
Due after ten years                                   1,034,469           1,135,829             2,512              2,764
                                                 ---------------    ----------------    --------------    ---------------
                                                      6,981,523           7,735,145            36,527             39,843
Asset-backed and mortgage-backed
   securities                                         3,153,065           3,420,417             7,122              7,717
                                                 ---------------    ----------------    --------------    ---------------
      Total                                      $   10,134,588     $    11,155,562     $      43,649     $       47,560
                                                 ===============    ================    ==============    ===============

 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:



                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $ 160,563     $ 161,005     $       442     $       -     $       -     $          -
Agencies not backed by the full
 faith and credit of the U.S.
 government                            19,460        20,902           1,442             -             -                -
Corporate securities                  271,896       277,076           5,180         4,157         4,760              603
Asset-backed securities                 3,274         3,276               2        11,093        11,781              688
CMBS                                   78,921        79,345             424        34,998        37,526            2,528
RMBS                                   20,265        20,823             558        65,764        79,890           14,126
Equity securities - unaffiliated       59,607        61,951           2,344         4,417         5,700            1,283


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Agencies not backed by the full
 faith and credit of the U.S.
 government                         $  10,166     $  10,244     $        78     $   3,871     $   4,000     $        129
Corporate securities                  213,916       220,600           6,684         2,270         2,320               50
Asset-backed securities                58,900        61,048           2,148         9,622        10,572              950
CMBS                                   71,251        73,380           2,129        64,346        70,769            6,423
RMBS                                   34,581        35,668           1,087       126,700       155,385           28,685
Equity securities - unaffiliated       41,903        46,191           4,288           559           789              230

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                     DECEMBER 31, 2012
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
U.S. government securities          $   3,854     $   3,867     $        13     $       -     $       -     $          -
Equity securities - unaffiliated          261           264               3             -             -                -


                                                                     DECEMBER 31, 2011
                                    -------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                    ----------------------------------------    -----------------------------------------
                                                                 UNREALIZED
                                                                 LOSSES AND                                  UNREALIZED
                                      FAIR         AMORTIZED      OTTI IN          FAIR        AMORTIZED     LOSSES AND
                                      VALUE          COST           AOCL           VALUE         COST        OTTI IN AOCL
                                    ----------    ----------    ------------    ----------    ----------    -------------
Equity securities - unaffiliated    $     476     $     503     $        27     $       -     $       -     $          -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2012, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2012.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2012, 89.2% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2012, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2012, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 57.3% investment grade.

 Equity securities with unrealized losses at December 31, 2012 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2012 and 2011, fixed maturity securities and cash equivalents with a carrying value of $25,548 and $19,128, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,538,502 and $1,417,147 at December 31, 2012 and 2011, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:


                                                                                         2012               2011
                                                                                    ---------------    ---------------

Industrial                                                                          $      584,598     $      556,541
Office buildings                                                                           372,045            410,462
Retail facilities                                                                          323,974            226,595
Apartment                                                                                  167,751            149,182
Other                                                                                       90,134             74,367
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:


                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at beginning of year                                    $        4,130      $        3,700      $         100
      Addition to (release of) allowance                                  (330)              1,830              3,600
      Write-downs, net of recoveries                                         -              (1,400)                 -
                                                                ---------------     ---------------     --------------
Balance at end of year                                          $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============

End of year valuation allowance basis:
      Specific allowance                                        $        1,221      $        1,035      $           -
      General allowance                                                  2,579               3,095              3,700
                                                                ---------------     ---------------     --------------
Total valuation allowance                                       $        3,800      $        4,130      $       3,700
                                                                ===============     ===============     ==============


 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2012. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2012.

 As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, the Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011.

 As of December 31, 2012, the Company did not have any delinquent mortgage loans.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:



                                                                                         2012               2011
                                                                                    ---------------    ---------------
Performing mortgage loans                                                           $    1,538,502     $    1,408,727
Nonperforming mortgage loans                                                                     -              8,420
                                                                                    ---------------    ---------------
      Total                                                                         $    1,538,502     $    1,417,147
                                                                                    ===============    ===============


 The two loans classified as nonperforming mortgage loans at December 31, 2011 were held in the industrial and office buildings classes.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                      2012                2011                2010
                                                                  --------------     --------------- --- ---------------

Number of properties acquired                                                 2                   2                   2
Carrying value of mortgage loans prior to real estate
   acquisition                                                    $       8,420      $        8,065      $       11,544


Loss recognized upon acquisition in satisfaction of debt                      -             (2,865)             (3,144)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:



                                                         DECEMBER 31, 2012                     DECEMBER 31, 2011
                                                 ----------------------------------    ----------------------------------
                                                    CARRYING           PERCENT            CARRYING           PERCENT
                                                     VALUE             OF TOTAL            VALUE             OF TOTAL
                                                 ---------------    ---------------    ---------------    ---------------
Alternative investments
    Private equity funds                         $      289,248              58.5%     $      269,161              60.2%
    Mezzanine debt funds                                202,033              40.8%            174,594              39.0%
    Hedge funds                                           3,609               0.7%              3,596               0.8%
                                                 ---------------    ---------------    ---------------    ---------------
          Total alternative investments          $      494,890             100.0%     $      447,351             100.0%
                                                 ===============    ===============    ===============    ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:



                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Fixed maturity securities                                        $      514,058     $      504,157     $      476,702
Equity securities                                                         9,493              8,131              9,525
Mortgage loans                                                           88,753             84,450             76,925
Policy loans                                                             24,513             24,600             24,649
Cash equivalents                                                             11                 86                379
Alternative investments                                                  11,548             13,948             13,052
Derivative instruments                                                       23                627                231
Other invested assets                                                     2,198              2,868              2,714
                                                                 ---------------    ---------------    ---------------
   Gross investment income                                              650,597            638,867            604,177
Investment expenses                                                     (21,264)           (20,743)           (18,221)
                                                                 ---------------    ---------------    ---------------
   Total                                                         $      629,333     $      618,124     $      585,956
                                                                 ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS

 Net realized investment gains for the years ended December 31 were as follows:



                                                                     2012               2011               2010
                                                                ---------------    ---------------     --------------
Fixed maturity securities                                       $       37,112     $       20,734      $       2,477
Equity securities                                                       10,741              6,546             29,502
Mortgage loans                                                             215             (4,138)            (6,803)
Alternative investments                                                 26,249             39,886              1,362
Derivative instruments                                                   9,015            (10,518)            10,087
Other invested assets                                                     (723)            (1,823)              (207)
Securities held as collateral                                              120                888              4,503
                                                                ---------------    ---------------     --------------
      Total                                                     $       82,729     $       51,575      $      40,921
                                                                ===============    ===============     ==============


 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Fixed maturity securities, available-for-sale:
      Gross realized gains                                      $       44,456     $       47,267     $       43,443
      Gross realized losses                                             (7,057)           (20,995)           (18,712)
Equity securities:
      Gross realized gains                                              14,682             14,107             34,046
      Gross realized losses                                             (3,228)            (4,332)            (4,493)
Alternative investments:
      Gross realized gains                                              34,479             50,771             24,412
      Gross realized losses                                                (87)            (3,905)            (9,018)

 Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended
 December 31 were as follows:


                                                                      2012               2011              2010
                                                                  --------------    ---------------    --------------
Fixed maturity securities
    Corporate securities                                          $           -     $            -     $       1,840
    Asset-backed securities                                                   -              2,154             2,923
    CMBS                                                                      -                  -            10,538
    RMBS                                                                    287              3,384             6,953
Mortgage loans                                                              115              3,654             3,144
Equity securities                                                           713              3,229                51
Alternative investments                                                   8,143              6,980            14,032
Other invested assets                                                       650                  -               971
                                                                  --------------    ---------------    --------------
      Total other-than-temporary impairments                      $       9,908     $       19,401     $      40,452
                                                                  ==============    ===============    ==============


  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:


                                                                     2012               2011               2010
                                                                ---------------    ---------------    ---------------
Balance at beginning of year                                    $       44,908     $       66,577     $       92,556
Additions:
      Initial impairments - credit loss OTTI recognized on
         securities not previously impaired                                  -              3,087              6,337
      Additional impairments - credit loss OTTI recognized
         on securities previously impaired                                 287              2,451             15,917
Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
         during the period of securities previously credit
         loss OTTI impaired                                            (18,525)           (27,207)           (48,233)
                                                                ---------------    ---------------    ---------------
Balance at end of year                                          $       26,670     $       44,908     $       66,577
                                                                ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:




                                               DECEMBER 31, 2012                          DECEMBER 31, 2011
                                     ---------------------------------------    ---------------------------------------
                                                          FAIR VALUE                                 FAIR VALUE
                                                    ------------------------                   ------------------------
   PRELIMINARY
 UNDERLYING RISK                      NOTIONAL                    LIABILITIES     NOTIONAL                   LIABILITIES
    EXPOSURE       INSTRUMENT TYPE     AMOUNT          ASSETS         (1)          AMOUNT        ASSETS          (1)
------------------ ----------------- -----------    ----------    -----------   -----------    ----------    -----------
Interest rate      Interest rate
                      swaps          $  356,500     $  30,888     $       -     $  101,500     $  29,692     $       -
                   Interest rate
                      swaptions         135,000         3,301             -             -              -             -
                   Interest rate
                      futures           574,900            10             -        468,700             8             -
                   Interest rate
                      caps              100,000         1,291             -             -              -             -
                   Interest rate
                      floors            160,000         4,024             -        160,000         4,536             -
                   TBAs                  45,315        48,161             -         28,685        30,433             -
Foreign currency   Foreign currency
                      swaps              17,000           598             -         17,000       (2,718)             -
Equity market      Equity futures       218,169             2             -        149,403             2             -
                   Equity options     2,150,540       107,418        13,721      1,089,839        55,353         9,884
                                     -----------    ----------    ----------    -----------    ----------    ----------
 Total derivatives                   $3,757,424     $ 195,693     $  13,721     $2,015,127     $ 117,306     $   9,884
                                     ===========    ==========    ==========    ===========    ==========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2012 and 2011. This is evident through the increase in notional amounts as well as the introduction of caps and swaptions in 2012.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                       DECEMBER 31, 2012
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $              8,576       $               (88)       $                  -
Interest rate swaptions                                   (236)                        -                           -
Interest rate futures                                    4,701                         -                         (56)
Interest rate caps                                        (777)                        -                           -
Interest rate floors                                     2,267                      (326)                          -
TBAs                                                       686                         -                           -
Foreign currency swaps                                   3,315                       435                           -
Foreign currency forwards                                  (19)                        2                           -
Equity futures                                         (19,305)                        -                      11,680
Equity options                                         (11,092)                        -                      18,332
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $            (11,884)       $               23        $             29,956
                                          =======================    ======================     ======================


                                                                       DECEMBER 31, 2011
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             24,140       $                (82)       $                  -
Interest rate futures                                   26,686                          -                         (33)
Interest rate floors                                     4,232                       (227)                          -
TBAs                                                       244                        461                           -
Foreign currency swaps                                    (457)                       442                           -
Foreign currency forwards                                  (80)                        33                           -
Equity futures                                          (8,462)                         -                      (3,741)
Equity options                                           3,785                          -                      (7,640)
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $             50,088       $                627        $            (11,414)
                                          =======================    ======================     ======================

                                                                       DECEMBER 31, 2010
                                          ----------------------------------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS        NET INVESTMENT INCOME      POLICYHOLDER BENEFITS
                                          -----------------------    ----------------------     ----------------------
Interest rate swaps                       $             10,999       $                (83)       $                  -
Interest rate futures                                    6,301                          -                           9
TBAs                                                       356                          -                           -
Foreign currency swaps                                  (2,346)                       322                           -
Foreign currency forwards                                 (203)                        (8)                          -
Equity futures                                         (15,030)                         -                       8,869
Equity options                                            (412)                         -                       6,282
                                          -----------------------    ----------------------     ----------------------
Total gains (losses) recognized in
      income from derivatives             $               (335)      $                231        $             15,160
                                          =======================    ======================     ======================

 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $128,924 and $67,360 at December 30, 2012 and 2011, respectively, and the Company delivered collateral in the amount of $18,564 and $25,779 at December 31, 2012 and 2011, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Embedded derivatives within annuity products:
  Minimum guaranteed withdrawal benefits                                            $     (47,903)     $     (65,911)
  Guaranteed payout floors                                                                (12,381)           (15,272)
  Other                                                                                    (4,107)            (4,543)

Embedded derivatives within life insurance products:
  Equity-linked index credits                                                       $     (54,835)     $     (30,926)


 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Embedded derivatives within annuity products:
  Net realized investment gains (losses)                         $       20,899     $      (60,606)     $       10,422
  Policyholder benefits                                                     436               (712)               (342)

Embedded derivatives within life insurance products:
  Policyholder benefits                                          $      (23,909)    $          544      $      (21,845)

 At December 31, 2012 and 2011, fixed maturity securities with a carrying value of $19,382 and $26,591, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2012 and 2011, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2012 and 2011 were $4,315 and $4,529, respectively, and are included in other invested assets on the consolidated balance sheets.

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $494,890 and $447,351 and the maximum exposure was $773,039 and $710,522 at December 31, 2012 and 2011, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Direct installment loans                                                            $      295,222     $      269,801
Retail installment notes                                                                    39,060             36,040
                                                                                    ---------------    ---------------
         Gross finance receivables                                                         334,282            305,841
Accrued interest and charges                                                                 5,636              5,014
Unearned finance charges                                                                   (89,760)           (82,550)
Allowance for losses                                                                       (13,396)           (12,406)
                                                                                    ---------------    ---------------
         Finance receivables, net                                                   $      236,762     $      215,899
                                                                                    ===============    ===============


  Direct installment loans at December 31, 2012 and 2011 consisted of $205,984 and $187,319, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $8,833 and $8,592, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2012 were as follows:

2013                                                                                                   $        1,399
2014                                                                                                           22,768
2015                                                                                                           81,632
2016                                                                                                          127,758
2017                                                                                                           15,890
2018 and thereafter                                                                                               711
                                                                                                       ---------------
      Total finance receivables, net of unearned finance charges                                              250,158
Allowance for losses                                                                                          (13,396)
                                                                                                       ---------------
         Finance receivables, net                                                                      $      236,762
                                                                                                       ===============


  During the years ended December 31, 2012, 2011 and 2010, principal cash collections of direct installment loans were $100,486, $89,667 and $78,324, respectively, and the percentages of these cash collections to average net balances were 51%, 50% and 47%, respectively. Retail installment notes' principal cash collections were $40,276, $39,342 and $42,079, respectively, and the percentages of these cash collections to average net balances were 146%, 151% and 160% for the years ended December 31, 2012, 2011 and 2010, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2012 were as follows:

Direct installment loans:
      31-60 days past due                                                                              $       11,456
      61-90 days past due                                                                                       6,251
      91 days or more past due                                                                                 15,805
                                                                                                       ---------------
         Total direct installment loans                                                                        33,512
Retail installment notes:
      31-60 days past due                                                                                         782
      61-90 days past due                                                                                         447
      91 days or more past due                                                                                  1,045
                                                                                                       ---------------
         Total  retail installment notes                                                                        2,274
                                                                                                       ---------------
            Total gross finance receivables past due                                                   $       35,786
                                                                                                       ===============

Percentage of gross finance receivables                                                                         10.7%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2012 and 2011 was 5.4%.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Balance at beginning of year                                     $       12,406     $       11,335     $       10,764
Provision for credit losses                                               9,090              8,933              8,804
Charge-offs                                                             (12,780)           (12,303)           (12,279)
Recoveries                                                                4,680              4,441              4,046
                                                                 ---------------    ---------------    ---------------
Balance at end of year                                           $       13,396     $       12,406     $       11,335
                                                                 ===============    ===============    ===============


 The following table provides additional information about the allowance for losses as of December 31:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Non-impaired gross finance receivables:
   Gross receivables balance                                                        $      327,273     $      298,609
   General reserves                                                                         13,115             12,082

Impaired gross finance receivables (including TDRs):
   Gross receivables balance                                                        $        7,009     $        7,232
   General reserves                                                                            281                324

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2012 and 2011 was $22 and $41, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2012 or 2011.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2012 and 2011 was $23,305 and $20,112, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2012 and 2011.

 Loans classified as TDRs were $6,991 and $7,191 at December 31, 2012 and 2011, respectively. For the years ended, December 31, 2012 and 2011, the Company modified $8,992 and $9,330 of loans for borrowers experiencing financial difficulties, respectively, which are classified as TDRs. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default, during 2012. For loans modified as TDRs during 2011, $4,499 subsequently experienced a payment default during 2011. The Company recognized interest income of $1,213 and $499 from loans classified as TDRs for the years ended December 31, 2012 and 2011, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2012 and 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer performance.

                                                                                        2012               2011
                                                                                   ---------------    ---------------
Customer type:
     New borrower                                                                  $       33,907     $       27,740
     Former borrower                                                                       28,074             26,095
     Existing borrower                                                                    206,398            186,314
     Refinance borrower                                                                    26,843             29,652
     Retail borrower                                                                       39,060             36,040
                                                                                   ---------------    ---------------
         Total gross finance receivables                                           $      334,282     $      305,841
                                                                                   ===============    ===============
Customer creditworthiness:
     Non-bankrupt gross finance receivables:
         Direct installment loans                                                  $      293,835     $      268,434
         Retail installment notes                                                          38,949             35,940
                                                                                   ---------------    ---------------
            Total non-bankrupt gross finance receivables                                  332,784            304,374
     Bankrupt gross finance receivables:
         Direct installment loans                                                           1,387              1,367
         Retail installment notes                                                             111                100
                                                                                   ---------------    ---------------
            Total bankrupt gross finance receivables                                        1,498              1,467
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============
Customer payment performance:
     Direct installment loans:
         Contractually performing, current to 30 days past due                     $      261,711     $      239,959
         Contractually performing, 31 to 60 days past due                                  11,456              9,817
         Contractually nonperforming, 61 or more days past due                             22,055             20,025
                                                                                   ---------------    ---------------
            Total direct installment loans                                                295,222            269,801
     Retail installment notes:
         Contractually performing, current to 30 days past due                             36,786             34,281
         Contractually performing, 31 to 60 days past due                                     782                632
         Contractually nonperforming, 61 or more days past due                              1,492              1,127
                                                                                   ---------------    ---------------
            Total retail installment notes                                                 39,060             36,040
                                                                                   ---------------    ---------------
               Total gross finance receivables                                     $      334,282     $      305,841
                                                                                   ===============    ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                    2012                2011                2010
                                                               ---------------     ----------------     --------------
Computed income tax expense                                    $     119,769       $      101,014      $      75,829
Difference between computed and actual tax expense:
      Dividends received deduction                                   (14,548)             (13,570)           (16,568)
      Tax credits                                                     (2,031)              (2,133)            (3,211)
      Change in valuation allowance                                        1                   (2)                 9
      Expense adjustments and other                                      916                 (384)            (1,979)
                                                               ----------------    ----------------     --------------
         Total income tax expense                              $     104,107       $       84,925       $     54,080
                                                               ================    ================     ==============

 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                         2012               2011
                                                                                    ---------------    ---------------
Deferred tax assets:
      Policyholder liabilities                                                      $       53,305      $      41,693
      Pension, postretirement and other benefits                                            18,435             16,337
      Tax deferred policy acquisition costs                                                165,244            149,517
      Deferred gain on individual disability coinsurance                                     5,680              6,772
      Net realized capital losses                                                           64,761             59,973
      Ceding commissions and goodwill                                                            -                 54
      Other                                                                                 12,746              8,977
                                                                                    ---------------    ---------------
         Gross deferred tax assets                                                         320,171            283,323
      Less valuation allowance                                                                  (8)                (7)
                                                                                    ---------------    ---------------
         Deferred tax assets, net of valuation allowance                                   320,163            283,316

Deferred tax liabilities:
      Deferred policy acquisition costs                                                    197,920            206,084
      Premiums                                                                              17,076             16,971
      Real estate and property and equipment depreciation                                    9,983              8,577
      Basis difference on investments                                                       22,885                721
      Net unrealized capital gains                                                         408,460            303,338
      Ceding commissions and goodwill                                                        1,685                  -
      Other                                                                                 16,684             18,789
                                                                                    ---------------    ---------------
         Gross deferred tax liabilities                                                    674,693            554,480
                                                                                    ---------------    ---------------
             Net deferred tax liability                                             $      354,530      $     271,164
                                                                                    ===============    ===============

 As of December 31, 2012 and 2011, the Company recorded a valuation allowance of $8 and $7, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment based, on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2012, 2011, and 2010, was $1, $(2) and $9,
 respectively.

 At December 31, 2012, state net operating loss carryforwards were $757 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2012, 2011 and 2010, were $113,692, $63,508 and $4,038, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                                         2012               2011
                                                                                    ---------------    ---------------
Balance at beginning of year                                                        $       17,172     $       15,132
Additions (reductions) based on tax positions related to current year                          752             (2,889)
Additions for tax positions of prior years                                                       -              5,511
Reductions for tax positions of prior years                                                 (6,789)              (575)
Settlements                                                                                      -                 (7)
                                                                                    ---------------    ---------------
Balance at end of year                                                              $       11,135     $       17,172
                                                                                    ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2012 are potential benefits of $3,801 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2012, accrued interest and penalties of $1,113 are recorded as current income tax liabilities on the consolidated balance sheets and $(39) is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

 At December 31, 2012, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2010 and 2011 are currently under examination by the IRS. With regard to years 2008 and 2009, the IRS issued a final audit report during 2012 for their examination of the consolidated returns. The audit report was contested with the IRS Office of Appeals (Appeals) and the Company made a prepayment to stop the accrual of interest. Later in the year, the IRS issued an Industry Director Directive on the issue the Company had before Appeals and, as a result, the consolidated federal tax returns for those years have been sent back to the examining agent to resolve the issue. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, a federal tax settlement refund was received during 2012 with respect to tax years 1995-1997. All accruals for those years were released.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

 Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------     --------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------     --------------    --------------
Change in benefit obligation:
Benefit obligation at beginning of year          $      65,672     $      56,371      $       8,296     $       7,167
Service cost                                             1,995             1,542                142               169
Interest cost                                            2,969             3,147                307               368
Amendment                                                 (830)                -                  -                 -
Actuarial loss (gain)                                    3,510             7,077               (263)            1,042
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------     --------------    --------------
Benefit obligation at end of year                $      70,909     $      65,672      $       8,099     $       8,296
                                                 ==============    ==============     ==============    ==============

Change in plan assets:
Fair value of plan assets at beginning
   of year                                       $      54,279     $      51,505     $            -      $          -
Actual return on plan assets                             3,721             1,789                  -                 -
Employer contribution                                    3,392             3,450                383               450
Benefits paid                                           (2,407)           (2,465)              (383)             (450)
                                                 --------------    --------------    ---------------    --------------
Fair value of plan assets at end of year         $      58,985     $      54,279     $            -      $          -
                                                 ==============    ==============    ===============    ==============

Net amount recognized:
Funded status                                    $     (11,924)    $     (11,393)    $       (8,099)     $     (8,296)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                             $     (11,924)     $    (11,393)     $      (8,099)     $     (8,296)

Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                            $         855     $          29     $        1,971      $      2,646
Net actuarial gain (loss)                              (19,243)          (17,608)             2,420             2,374
                                                 --------------    --------------    ---------------    --------------
Accumulated other comprehensive income
  (loss) at end of year                          $     (18,388)     $    (17,579)     $       4,391      $      5,020
                                                 ==============    ==============    ===============    ==============

Accumulated benefit obligation                   $      66,460     $      60,410     $       8,099      $       8,296

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                     $      45,590     $      65,672
Accumulated benefit obligation                          45,590            60,410
Fair value of plan assets                               37,875            54,279


                                                         PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                      2012              2011              2012               2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                             3.75%             4.21%             3.53%             4.09%
Rate of compensation increase                             4.50%             5.00%                -                 -

Components of net periodic benefit cost:
Service cost                                     $       1,995     $       1,542     $         142      $        169
Interest cost                                            2,969             3,147               307               368
Expected return on plan assets                          (2,826)           (2,751)                -                 -
Prior service benefit amortization                          (4)               (4)             (675)             (676)
Recognized net actuarial loss (gain)                       980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Net periodic benefit cost                        $       3,114     $       2,282     $        (443)     $       (414)
                                                 ==============    ==============    ===============    ==============

Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive income:
Amendment                                        $         830     $           -     $           -      $          -
Net gain (loss)                                         (2,615)           (8,039)              263            (1,042)
Amortization of prior service benefit                       (4)               (4)             (675)             (676)
Amortization of net loss (gain)                            980               348              (217)             (275)
                                                 --------------    --------------    ---------------    --------------
Total recognized in other comprehensive
    income                                       $        (809)     $     (7,695)     $       (629)     $     (1,993)
                                                 ==============    ==============    ===============    ==============

 Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $71 and $1,294, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $676 and $179, respectively. In 2013, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.



                                                        PENSION BENEFITS                      OTHER BENEFITS
                                                 --------------------------------    ---------------------------------
                                                     2012              2011               2012              2011
                                                 --------------    --------------    ---------------    --------------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                            4.21%             5.31%             4.09%              5.17%
Expected long-term return on plan assets                 5.16%             5.32%                -                  -
Rate of compensation increase                            5.00%             5.00%                -                  -


 Estimated future benefit payments for pension and other postretirement plans:


                                                                     PENSION                              MEDICARE
                                                                     BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                  ---------------    ---------------    --------------
2013                                                              $        3,024     $          482     $           -
2014                                                                       3,120                470                 -
2015                                                                       3,107                489                 -
2016                                                                       3,153                506                 -
2017                                                                       3,225                461                 -
2018 - 2022                                                               17,313              2,503                 -

 For measurement purposes, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter. For 2011, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2012 by $139 and the service cost and interest cost components of net periodic benefit costs for 2012 by $11. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2012 by $125 and the service cost and interest cost components of net periodic postretirement benefit costs for 2012 by $10.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2012, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                                                                                         13% to 23%
Fixed maturity securities                                                                                 13% to 23%
Insurance company general account                                                                         64% to 66%
Other                                                                                                      0% to  2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                                          2012               2011
                                                                                     ---------------    ---------------
Equity securities                                                                              17%                15%
Fixed maturity securities                                                                      19%                18%
Insurance company general account                                                              64%                67%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2012 and 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


DECEMBER 31, 2012                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      21,110      $           -     $           -      $      21,110
Insurance company general account                           -                  -            37,875             37,875
                                                --------------     --------------    ---------------    --------------
      Total investments                                21,110                  -            37,875             58,985
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      21,110      $           -     $      37,875      $      58,985
                                                ==============     ==============    ===============    ==============

DECEMBER 31, 2011                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
--------------------------------------------    --------------     --------------    ---------------    --------------
Investments in pooled separate accounts         $      18,005      $           -     $           -      $      18,005
Insurance company general account                           -                  -            36,274             36,274
                                                --------------     --------------    ---------------    --------------
      Total investments                                18,005                  -            36,274             54,279
                                                --------------     --------------    ---------------    --------------
        Total financial assets                  $      18,005      $           -     $      36,274      $      54,279
                                                ==============     ==============    ===============    ==============


    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                     PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    36,274     $             1,601      $          -      $   37,875


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                                                      PURCHASES,
                                            BALANCE AT      TOTAL APPRECIATION        SALES AND       BALANCE AT
                                           BEGINNING OF      (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                               YEAR             FAIR VALUE               NET             YEAR
                                           -------------   ----------------------   ---------------   -----------
Insurance company general account          $    34,743     $             1,531      $          -      $   36,274

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2012 and 2011. There were no transfers in to or out of level 3 for the years ending December 31, 2012 and 2011.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2012, 2011, and 2010 of $1,440, $1,038, and $145, respectively.

 Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plan during 2010 of $9,242. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                     2012                2011               2010
                                                                ---------------     ---------------     --------------
Balance at January 1                                            $      581,040      $      585,325      $     595,260
      Less:  reinsurance recoverable                                   518,521             520,524            528,862
                                                                ---------------     ---------------     --------------
Net balance at January 1                                                62,519              64,801             66,398
                                                                ---------------     ---------------     --------------
Incurred related to:
      Current year                                                      80,623              81,913             74,323
      Prior years                                                        7,248              (1,853)               615
                                                                ---------------     ---------------     --------------
Total incurred                                                          87,871              80,060             74,938
                                                                ---------------     ---------------     --------------
Paid related to:
      Current year                                                      60,759              56,713             48,276
      Prior years                                                       30,942              26,575             28,259
                                                                ---------------     ---------------     --------------
Total paid                                                              91,701              83,288             76,535
Purchase of subsidiaries (1)                                             6,706                 946                  -
                                                                ---------------     ---------------     --------------
Net balance at December 31                                              65,395              62,519             64,801
      Plus:  reinsurance recoverable                                   521,021             518,521            520,524
                                                                ---------------     ---------------     --------------
Balance at December 31                                          $      586,416      $      581,040      $     585,325
                                                                ===============     ===============     ==============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $7,248, $(1,853) and $615 in 2012, 2011 and 2010,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                      2012               2011               2010
                                                                 ---------------    ---------------    ---------------
Direct premiums                                                  $    2,084,325     $    1,877,483     $    1,704,527
Reinsurance assumed                                                      25,732             28,201             26,571
Reinsurance ceded                                                      (446,229)          (363,685)          (298,010)
                                                                 ---------------    ---------------    ---------------
      Net premiums                                               $    1,663,828     $    1,541,999     $    1,433,088
                                                                 ===============    ===============    ===============


  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $401,913, $326,692 and $255,558 during 2012, 2011, and 2010, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2012, 2011 or 2010.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:



                                                                                        2012                  2011
                                                                                  ------------------    ------------------
  Return of net deposits:
    In the event of death
     Account value                                                               $       2,510,626     $       2,092,823
     Net amount at risk                                                          $           8,238     $          32,543
     Average attained age of contractholders                                                  59.8                  58.9
    As withdrawals are taken
     Account value                                                               $         254,827     $         253,781
     Net amount at risk                                                          $           2,202     $          10,802
     Average attained age of contractholders                                                  67.6                  66.6

  Return of net deposits plus a minimum return:
    In the event of death
     Account value                                                               $         176,664     $         148,011
     Net amount at risk                                                          $          20,652     $          29,222
     Average attained age of contractholders                                                  68.6                  67.9
    At annuitization
     Account value                                                               $         516,504     $         457,259
     Net amount at risk                                                          $               -     $               -
     Weighted average period remaining until expected
      annuitization (in years)                                                                 5.4                   6.1
    As withdrawals are taken
     Account value                                                               $       1,019,906     $         648,842
     Net amount at risk                                                          $          29,739     $          50,311
     Average attained age of contractholders                                                  62.8                  62.7

  Highest specified anniversary account value:
    In the event of death
     Account value                                                               $         614,364     $         544,495
     Net amount at risk                                                          $          10,168     $          46,202
     Average attained age of contractholders                                                  60.2                  59.3

  Guaranteed payout annuity floor:
     Account value                                                               $          45,861     $          44,219
     Net amount at risk                                                          $              23     $              34
     Average attained age of contractholders                                                  71.6                  70.9

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                        2012                  2011
                                                                                  ------------------    ------------------

  Account value (general and separate accounts)                                   $       3,694,328     $       3,106,345
  Net amount at risk                                                              $      45,181,638     $      43,018,463
  Average attained age of policyholders                                                        49.0                  49.0

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           2,067     $          15,272      $          65,911     $          39,874
Incurred guarantee benefits                     1,675                (2,588)               (18,008)               19,688
Paid guaranteed benefits                       (1,372)                 (303)                     -               (10,442)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,370     $          12,381      $          47,903     $          49,120
                                    ==================    ===================    ===================   ===================

 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 were as follows:


                                         MINIMUM
                                    GUARANTEED DEATH
                                       AND INCOME         GUARANTEED PAYOUT      MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                        BENEFITS            ANNUITY FLOOR        WITHDRAWAL BENEFIT      VARIABLE LIFE
                                    ------------------    -------------------    -------------------   -------------------
Balance at beginning of year        $           1,177     $          12,107      $           8,470     $          24,007
Incurred guarantee benefits                     1,827                 3,558                 57,441                24,969
Paid guaranteed benefits                         (937)                 (393)                     -                (9,102)
                                    ------------------    -------------------    -------------------   -------------------
Balance at end of year              $           2,067     $          15,272      $          65,911     $          39,874
                                    ==================    ===================    ===================   ===================

 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2012 and 2011 (except where noted otherwise):

 o Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
 o Mean investment performance was 6.48% and 6.90% for 2012 and 2011, respectively, and is consistent with DAC projections over a 10 year period.
 o Annualized monthly standard deviation was 15.28%.
 o Assumed mortality was 100% of the A2000 table.
 o Lapse rates varied by contract type and policy duration, ranging from 1.00% to 17.25%, with an average of 8.00%.
 o Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2012 and 2011 (except where noted otherwise):

 o Separate account investment performance assumption was 8.00%.
 o Assumed mortality was 100% of pricing levels.
 o Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
 o Long-term general account discount rate grades up to 7.00% and 7.50% over five years for 2012 and 2011, respectively.
 o Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                    2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
Equity                                         $     1,742,620     $     1,515,292    $     1,559,638     $     1,326,698
Bond                                                   676,026             527,220            146,037             142,331
Balanced                                               704,544             557,518            141,131             210,121
Money market                                            54,670              62,839             29,316              34,155
Mortgage                                                54,377              59,474             40,617              43,283
Real estate                                             69,417              62,986             48,615              43,431
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     3,301,654     $     2,785,329    $     1,965,354     $     1,800,019
                                               ================    ================   ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2012 and 2011, the liability associated with unremitted premiums and claims payable was $21,615 and $20,550, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2012 and 2011, the Company had restricted the use of $21,615 and $20,550, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:


                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                     2012                2011               2012                2011
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        54,838     $        52,982

 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                                                                   LIABILITY
                                                                                      ------------------------------------
                                                                                           2012                2011
                                                                                      ----------------    ----------------
   Surplus notes                                                                      $       118,000     $       120,000
   Federal Home Loan Bank borrowings                                                          150,000                   -
                                                                                      ----------------    ----------------
      Total long-term debt                                                            $       268,000     $       120,000
                                                                                      ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2012 and 2011, the balance of the surplus notes was $118,000 and $120,000, respectively. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income.

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2012 and 2011, the accrued interest was $2,832 and $2,887, respectively. Interest paid on the surplus notes for the years ended December 31, 2012, 2011 and 2010 was $9,782, $9,900 and $10,307, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2012 and 2011, accumulated amortization was $822 and $765, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2012 have a maturity of 7 years with principal due at that time. The Company pledged $275,445 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2012. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $81,000 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $16,675, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2012, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2013, $0; 2014, $0; 2015, $0; 2016, $0; 2017, $0; thereafter, $268,000.

 Total interest paid by the Company for the years ended December 31, 2012, 2011 and 2010 was $9,874, $9,900 and $10,309, respectively.

(17) BUSINESS COMBINATIONS

 During 2012, the Company completed the acquisition of American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $3,871 for the year ended December 31, 2012. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income was $340 and $153 for the years ended December 31, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2013 and future years if certain thresholds are attained is $2,400 of which $1,388 was accrued at December 31, 2012.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        39,711     $        38,975
Additions                                                                                        964                 792
Adjustments to prior year acquisitions                                                             -                 (56)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        40,675     $        39,711
                                                                                     ================    ================

 A qualitative assessment of goodwill was performed during 2012. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                                                          2012                2011
                                                                                     ----------------    ----------------
Balance at beginning of year                                                         $        4,012      $        5,002
Acquisitions                                                                                  3,079                 892
Amortization                                                                                 (1,941)             (1,882)
                                                                                     ----------------    ----------------
Balance at end of year                                                               $        5,150      $        4,012
                                                                                     ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three to five years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2012, 2011 or 2010.

 Intangible asset amortization expense for 2012, 2011 and 2010 in the amount of $1,941, $1,882 and $2,042, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2013, $1,963 2014, $1,400; 2015, $748; 2016, $418; 2017, $267.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $18,101, $16,089 and $14,470 during 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the amount due to Advantus under these agreements was $7,038 and $6,402, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $975, $971 and $2,061 for the years ended December 31, 2012, 2011 and 2010, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2012, 2011 and 2010, the amounts transferred were $10,272, $10,501, and $10,099, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2012 and 2011, the amount payable to the Company was $19,475 and $16,335, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2012, 2011, and 2010 were $64,251, $60,215 and $56,193, respectively. In addition, effective December 31, 2010, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2012 and 2011 was $28,229 and $21,584, respectively. The amount payable to SFG at December 31, 2012 and 2011 was $3,963 and $2,821, respectively. As of December 31, 2011, the Company also has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2012, 2011 and 2010, respectively, for this policy. No claims were paid during 2012, 2011 and 2010. As of December 31, 2012 and 2011, reserves held under this policy were $25,662 and $21,388, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $23,614, $18,309 and $16,023 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, commission revenue due to the Company from its affiliates was $2,232 and $1,858, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $7,623, $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2012, 2011 and 2010, respectively.

 On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income
 (loss) of $98,281 in 2010.

(20) OTHER COMPREHENSIVE INCOME

 Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income and related tax effects, other than net income are illustrated below:

                                                                                   DECEMBER 31, 2012
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     351,867     $    (124,306)     $     227,561
   Less: Reclassification adjustment for gains
      included in net income                                             (72,034)           25,212            (46,822)
   Unrealized gains (losses) on securities - OTTI                         17,222            (6,028)            11,194
   Adjustment to deferred policy acquisition costs                       (89,533)           31,337            (58,196)
   Adjustment to reserves                                                (44,051)           15,418            (28,633)
   Adjustment to unearned policy and contract fees                         9,761            (3,416)             6,345
   Adjustment to pension and other postretirement plans                   (1,438)              504               (934)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     171,794     $     (61,279)     $     110,515
                                                                   ==============    ===============    ==============


                                                                                   DECEMBER 31, 2011
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     319,525     $    (111,423)     $     208,102
   Less: Reclassification adjustment for gains
      included in net income                                             (67,167)           23,508            (43,659)
   Unrealized gains (losses) on securities - OTTI                         30,660           (10,731)            19,929
   Adjustment to deferred policy acquisition costs                       (99,889)           34,961            (64,928)
   Adjustment to reserves                                                (72,822)           25,488            (47,334)
   Adjustment to unearned policy and contract fees                        57,267           (20,044)            37,223
   Adjustment to pension and other postretirement plans                   (9,688)            3,391             (6,297)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     157,886     $     (54,850)     $     103,036
                                                                   ==============    ===============    ==============

 The components of other comprehensive income and related tax effects, other than net income are illustrated below (Continued):


                                                                                   DECEMBER 31, 2010
                                                                   ---------------------------------------------------
                                                                      BEFORE          TAX BENEFIT          NET OF
                                                                        TAX            (EXPENSE)             TAX
                                                                   --------------    ---------------    --------------
Other comprehensive income:
   Unrealized holding gains on securities arising during the
      period                                                       $     355,634     $    (125,821)     $     229,813
   Less: Reclassification adjustment for gains
      included in net income                                             (33,341)           11,669            (21,672)
   Unrealized gains (losses) on securities - OTTI                         97,996           (34,299)            63,697
   Adjustment to deferred policy acquisition costs                       (82,651)           28,928            (53,723)
   Adjustment to reserves                                                (14,903)            5,216             (9,687)
   Adjustment to unearned policy and contract fees                        25,924            (9,073)            16,851
   Adjustment to pension and other postretirement plans                  (27,697)            9,694            (18,003)
                                                                   --------------    ---------------    --------------
      Other comprehensive income                                   $     320,962     $    (113,686)     $     207,276
                                                                   ==============    ===============    ==============


  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                         2012              2011
                                                                                     --------------    --------------
Gross unrealized gains                                                               $   1,173,099     $     903,505
Gross unrealized losses                                                                    (29,789)          (40,028)
Gross unrealized losses - OTTI                                                              18,342             1,120
Adjustment to deferred policy acquisition costs                                           (297,214)         (207,681)
Adjustment to reserves                                                                    (190,979)         (146,928)
Adjustment to unearned policy and contract fees                                             92,708            82,947
Adjustment to pension and other postretirement plans                                       (13,997)          (12,559)
                                                                                     --------------    --------------
                                                                                           752,170           580,376
Deferred federal income tax expenses                                                      (259,704)         (198,425)
                                                                                     --------------    --------------
      Net accumulated other comprehensive income (loss)                              $     492,466     $     381,951
                                                                                     ==============    ==============


(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 The Company declared and paid cash dividends to SFG totaling $0, $0 and $11,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2012 statutory results, the maximum amount available for the payment of dividends during 2013 by Minnesota Life Insurance Company without prior regulatory approval is $218,183.

 For the years ended December 31, 2012, 2011 and 2010 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2012 and 2011, these securities were reported at fair value of $48,161 and $30,433, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $279,149 as of December 31, 2012. The Company estimates that $112,000 of these commitments will be invested in 2013, with the remaining $167,149 invested over the next four years.

 As of December 31, 2012, the Company had committed to purchase mortgage loans totaling $70,855 but had not completed the purchase transactions.

 As of December 31, 2012, the Company had committed to purchase corporate fixed maturity securities totaling $23,188 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267.

 The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2013, $719; 2014, $687; 2015, $656; 2016,
 $399; 2017, $268. Lease expense, net of sub-lease income, for the years ended December 31, 2012, 2011 and 2010 was $8,731, $8,649, and $8,561, respectively.
 The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2013, $3,448; 2014, $3,123; 2015, $2,229; 2016, $1,658;
 2017, $1,096.

 At December 31, 2012, the Company had guaranteed the payment of $55,200 of policyholder dividends and discretionary amounts payable in 2013. The Company has pledged fixed maturity securities, valued at $67,938 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2012 and 2011, the assets held in trust were $582,178 and $599,410, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2012.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2012 and 2011 was approximately $2,516 and $2,229, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2012 and 2011 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,267 and $2,394 as of December 31, 2012 and 2011, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2012, 2011 and 2010.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $137,877, $128,147 and $81,469 in 2012, 2011 and 2010, respectively. Statutory surplus of these operations was $2,181,829 and $2,037,134 as of December 31, 2012 and 2011,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 6, 2013, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012
                                (IN THOUSANDS)

                                                                                                         AS SHOWN
                                                                                                          ON THE
                                                                                                       CONSOLIDATED
TYPE OF INVESTMENT                                              COST (3)             VALUE             BALANCE SHEET (1)
                                                            -----------------   -----------------    ---------------------
Fixed maturity securities
     U.S. government                                         $       351,678     $       387,852      $       387,852
     Agencies not backed by the full faith and
       credit of the U.S. government                                 189,441             199,208              199,208
     Foreign governments                                              48,309              57,504               57,504
     Public utilities                                                775,064             871,007              871,007
     Asset-backed securities                                         436,413             479,843              479,843
     Mortgage-backed securities                                    2,716,652           2,940,574            2,940,574
     All other corporate fixed maturity securities                 5,617,031           6,219,574            6,219,574
                                                            -----------------   -----------------    -----------------
        Total fixed maturity securities                           10,134,588          11,155,562           11,155,562
                                                            -----------------   -----------------    -----------------

Equity securities:
     Common stocks:
        Public utilities                                              29,873              29,041               29,041
        Banks, trusts and insurance companies                        147,252             165,933              165,933
        Industrial, miscellaneous and all other                       82,499             109,694              109,694
     Nonredeemable preferred stocks                                   12,245              12,604               12,604
                                                            -----------------   -----------------    -----------------
        Total equity securities                                      271,869             317,272              317,272
                                                            -----------------   -----------------    -----------------

Mortgage loans on real estate                                      1,538,502              xxxxxx            1,538,502
Real estate (2)                                                        4,755              xxxxxx                4,755
Policy loans                                                         352,756              xxxxxx              352,756
Other investments                                                    307,416              xxxxxx              307,416
Alternative investments                                              424,367              xxxxxx              494,890
Derivative investments                                               195,693              xxxxxx              195,693
Fixed maturity securities on loan                                     43,649              xxxxxx               47,560
Equity securities on loan                                              4,789              xxxxxx                5,692
                                                            -----------------                        -----------------
        Total                                                      2,871,927              xxxxxx            2,947,264
                                                            -----------------                        -----------------

Total investments                                            $    13,278,384              xxxxxx      $    14,420,098
                                                            =================                        =================


(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,755.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.


See accompanying report of independent registered public accounting firm.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                         (IN THOUSANDS)



                                         AS OF DECEMBER 31,
                       --------------------------------------------------------
                        DEFERRED     FUTURE POLICY                 OTHER POLICY
                         POLICY        BENEFITS,                   CLAIMS AND
                       ACQUISITION   LOSSES, CLAIMS   UNEARNED      BENEFITS
                          COSTS      AND SETTLEMENT  PREMIUMS (2)    PAYABLE
      SEGMENT                        EXPENSES (1)
---------------------  ------------  -------------- -------------  ------------
2012:
   Life insurance       $  534,160    $  4,575,182   $   166,531    $  372,889
   Accident and
      health insurance      18,449         700,621        41,602        48,857
   Annuity                 132,608       5,430,037            50           129
                       ------------  -------------- -------------  ------------
                        $  685,217    $ 10,705,840   $   208,183    $  421,875
                       ============  ============== =============  ============

2011:
   Life insurance       $  547,299    $  4,032,968   $   138,391    $  311,251
   Accident and
      health insurance      22,400         706,414        33,280        38,164
   Annuity                 125,048       5,319,429            20            60
                       ------------  -------------- -------------  ------------
                        $  694,747    $ 10,058,811   $   171,691    $  349,475
                       ============  ============== =============  ============

2010:
   Life insurance       $  560,467    $  3,677,196   $   176,305    $  285,109
   Accident and
      health insurance      22,643         708,003        31,645        33,441
   Annuity                 141,273       5,053,172            16            42
                       ------------  -------------- -------------  ------------
                        $  724,383    $  9,438,371   $   207,966    $  318,592
                       ============  ============== =============  ============


                                         FOR THE YEARS ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------
                                                      BENEFITS,      AMORTIZATION
                                          NET        CLAIMS, LOSSES  OF DEFERRED       OTHER
                         PREMIUM      INVESTMENT     AND SETTLEMENT    POLICY       OPERATING      PREMIUMS
                       REVENUE (3)      INCOME        EXPENSES (5)   ACQUISITION     EXPENSES     WRITTEN (4)
      SEGMENT                                                           COSTS
---------------------  ------------   ------------   ------------   ------------- -------------  ------------
2012:
   Life insurance       $1,837,046     $  363,692     $1,649,410     $   138,796   $   622,318
   Accident and
      health insurance     215,540         10,117         86,697          10,481       119,309
   Annuity                 165,249        255,524        251,870          31,190       152,461
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,217,835     $  629,333     $1,987,977     $   180,467   $   894,088    $        -
                       ============   ============   ============   ============= =============  ============

2011:
   Life insurance       $1,678,480     $  343,629     $1,508,414     $   121,768   $   581,951
   Accident and
      health insurance     194,097         10,597         77,830           9,940       113,393
   Annuity                 204,774        263,898        300,639          37,473       142,049
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $2,077,351     $  618,124     $1,886,883     $   169,181   $   837,393    $        -
                       ============   ============   ============   ============= =============  ============

2010:
   Life insurance       $1,599,457     $  314,767     $1,434,989     $   135,572   $   571,227
   Accident and
      health insurance     162,123         10,540         74,689          11,339        99,178
   Annuity                 194,628        260,649        300,394          37,622       136,290
                       ------------   ------------   ------------   ------------- -------------  ------------
                        $1,956,208     $  585,956     $1,810,072     $   184,533   $   806,695    $        -
                       ============   ============   ============   ============= =============  ============


   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends




See accompanying report of independent registered public accounting firm.

                 MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                   YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                 (IN THOUSANDS)


                                                                                                                         PERCENTAGE
                                                                   CEDED TO         ASSUMED FROM                         OF AMOUNT
                                                 GROSS              OTHER              OTHER                NET           ASSUMED
                                                 AMOUNT           COMPANIES          COMPANIES            AMOUNT           TO NET
                                            -----------------  -----------------  -----------------  ------------------  ----------

2012:   Life insurance in force              $   851,766,646    $   223,184,654    $       868,248    $    629,450,240        0.1%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,740,495    $       347,617    $        22,871    $      1,415,749        1.6%
             Accident and health insurance           311,291             98,612              2,861             215,540        1.3%
             Annuity                                  32,539                  -                  -              32,539        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     2,084,325    $       446,229    $        25,732    $      1,663,828        1.5%
                                            =================  =================  =================  ==================

2011:   Life insurance in force              $   771,937,513    $   189,269,664    $       897,972    $    583,565,821        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,516,771    $       275,426    $        24,382    $      1,265,727        1.9%
             Accident and health insurance           278,537             88,259              3,819             194,097        2.0%
             Annuity                                  82,175                  -                  -              82,175        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,877,483    $       363,685    $        28,201    $      1,541,999        1.8%
                                            =================  =================  =================  ==================

2010:   Life insurance in force              $   680,020,319    $   150,837,900    $     1,031,813    $    530,214,232        0.2%
                                            =================  =================  =================  ==================
        Premiums:
             Life insurance                  $     1,385,008    $       219,309    $        21,915    $      1,187,614        1.8%
             Accident and health insurance           236,168             78,701              4,656             162,123        2.9%
             Annuity                                  83,351                  -                  -              83,351        0.0%
                                            -----------------  -----------------  -----------------  ------------------
                  Total premiums             $     1,704,527    $       298,010    $        26,571    $      1,433,088        1.9%
                                            =================  =================  =================  ==================




See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2012, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.

     2.   Statements of Assets and Liabilities, as of December 31, 2012.

     3.   Statements of Operations, year or period ended December 31, 2012.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2012 and 2011.


     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2012 and 2011.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended
          December 31, 2012, 2011 and 2010.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2012.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2012, 2011 and 2010.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

               (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.


               (aa) The Ovation Lifetime Income II - Single Rider, form
                    F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.



               (bb) The Ovation Lifetime Income II - Joint Rider, form
                    F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8.   (a)  Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

             (a)(1) Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment No. 7 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 8 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

             (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (vi) Amendment No. 6 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                    (iv) Third Amendment to Supplement to Participation
                         Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Fee letter dated September 1, 2010 referencing the
                         Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 6 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (viv) Joinder to Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
                         Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                  (viii) Amendment No.7 to Participation Agreement dated May 1,
                         2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (ix) Participation Agreement Addendum dated May 1, 2012
                         among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                   (iii) Third Amendment to Target Funds Participation Agreement
                         among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


               (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO
                    Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i)  Amendment No. 1 to PIMCO Services Agreement for
                         Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as
                         Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (ff) Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Termination, New Agreements and Amendments Relating to
                        Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                  (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investment LLC, previously filed as Exhibit 26(h) (22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (gg) Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement between Goldman
                        Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


                   (ii) Second Amendment to Participation Agreement among
                        Goldman Sachs Variable Insurance Trust, Goldman, Sachs& Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h) (23)(v) to Minnesota Life Variable Life Account's Form N-6, File
                        Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs
                        & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (hh) Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Administrative Services Agreement Between
                        Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h) (22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ii) Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (jj) Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (kk) Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ll) American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (mm) Distribution and Shareholder Services Agreement dated
                    March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.


               (nn) Fund Participation Agreement dated March 12, 2012 among
                    Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                    Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers
                    15 and 192, is hereby incorporated by reference.

          9. Opinion and consent of Michael P. Boyle, Esq.


         10. Consent of KPMG LLP.


         11. Not applicable.

         12. Not applicable.


         13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael P. Boyle                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                               Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                          Director, Attorney-in-Fact,
Minnesota Life Insurance Company             Senior Vice President,
400 Robert Street North                      General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Christopher M. Hilger                        Director and Executive Vice
Minnesota Life Insurance Company             President
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Senior Vice President, Treasurer
Minnesota Life Insurance Company             and Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman, President and Chief
Minnesota Life Insurance Company             Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Director and
Minnesota Life Insurance Company             Executive Vice President
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice President
Minnesota Life Insurance Company             and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Securian Financial Group, Inc. (Delaware)
         .  Capitol City Property Management, Inc.
         .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Minnesota Life Insurance Company
         .  Securian Financial Network, Inc.
         .  Securian Ventures, Inc.
         .  Advantus Capital Management, Inc.
         .  Securian Financial Services, Inc.
         .  Securian Casualty Company
         .  CNL Financial Corporation (Georgia)
         .  Capital Financial Group, Inc. (Maryland)
         .  H. Beck, Inc. (Maryland)
         .  CFG Insurance Services, Inc. (Maryland)
         .  Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Personal Finance Company LLC (Delaware)
         .  Enterprise Holding Corporation
         .  Allied Solutions, LLC (Indiana)
         .  Securian Life Insurance Company
         .  American Modern Life Insurance Company
         .  Balboa Life Insurance Company
         .  Balboa Life Insurance Company of New York
         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties IV, LLC


Wholly-owned subsidiaries of Enterprise Holding Corporation:


         .  Oakleaf Service Corporation
         .  Vivid Print Solutions, Inc.
         .  MIMLIC Funding, Inc.
         .  MCM Funding 1997-1, Inc.
         .  MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         .  Cherokee National Life Insurance Company (Georgia)
         .  CNL/Insurance America, Inc.
         .  CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         .  Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 4, 2013, the number of holders of securities of this class were as follows:



       Title of Class               Number of Record Holders
       --------------               ------------------------
Variable Annuity Contracts --               14,926
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-Business
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $31,319,623           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and certifies that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 18th day of September, 2013.




                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and certifies that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 18th day of September, 2013.




                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Robert L. Senkler                          Chairman, President and                           September 18, 2013
---------------------------------------
Chief Executive Officer
Robert L. Senkler


*                                              Director
---------------------------------------
Mary K. Brainerd


                                               Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Gary R. Christensen


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
Christopher M. Hilger


*                                              Director
---------------------------------------
John H. Hooley

                                               Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Bruce P. Shay


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                              September 18, 2013
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                          September 18, 2013
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Senior Vice President, Treasurer                      September 18, 2013
---------------------------------------        and Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                        Director, Attorney-in-Fact,                            September 18, 2013
---------------------------------------        Senior Vice President,
Gary R. Christensen                            General Counsel and Secretary



* Pursuant to power of attorney dated June 10, 2013, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

9.                Opinion and consent of Michael P. Boyle, Esq.

10.               Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.